UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Elizabeth M. Forget President Met Investors Series Trust 501 Boylston Street Boston, Massachusetts 02116	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 638-7732

Date of fiscal year end: December 31

Date of reporting period: March 28, 2013

Item 1.	Schedule of Investments.

Met Investors Series Trust Schedule of Investments	March 31, 2013

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio	MIST-1
American Funds Balanced Allocation Portfolio	MIST-27
American Funds Growth Allocation Portfolio	MIST-29
American Funds Growth Portfolio	MIST-31
American Funds International Portfolio	MIST-32
American Funds Moderate Allocation Portfolio	MIST-33
AQR Global Risk Balanced Portfolio	MIST-35
BlackRock Global Tactical Strategies Portfolio	MIST-41
BlackRock High Yield Portfolio	MIST-45
BlackRock Large Cap Core Portfolio	MIST-66
Clarion Global Real Estate Portfolio	MIST-69
ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)	MIST-73
Goldman Sachs Mid Cap Value Portfolio	MIST-75
Harris Oakmark International Portfolio	MIST-79
Invesco Balanced-Risk Allocation Portfolio	MIST-82
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio)	MIST-86
Invesco Small Cap Growth Portfolio	MIST-91
Janus Forty Portfolio	MIST-95
Jennision Large Cap Equity Portfolio	MIST-97
JPMorgan Core Bond Portfolio	MIST-100
JPMorgan Global Active Allocation Portfolio	MIST-109
JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio)	MIST-132
Loomis Sayles Global Markets Portfolio	MIST-136
Lord Abbett Bond Debenture Portfolio	MIST-148
Lord Abbett Mid Cap Value Portfolio	MIST-165
Met/Eaton Vance Floating Rate Portfolio	MIST-169
Met/Franklin Income Portfolio	MIST-184
Met/Franklin Low Duration Total Return Portfolio	MIST-191
Met/Franklin Mutual Shares Portfolio	MIST-208
Met/Franklin Templeton Founding Strategy Portfolio	MIST-215
Met/Templeton Growth Portfolio	MIST-217
Met/Templeton International Bond Portfolio	MIST-222
MetLife Aggressive Strategy Portfolio	MIST-233
MetLife Balanced Plus Portfolio	MIST-236
MetLife Balanced Strategy Portfolio	MIST-243
MetLife Defensive Strategy Portfolio	MIST-246
MetLife Growth Strategy Portfolio	MIST-249
MetLife Moderate Strategy Portfolio	MIST-252
MetLife Multi-Index Targeted Risk Portfolio	MIST-255
MFS® Emerging Markets Equity Portfolio	MIST-258
MFS® Research International Portfolio	MIST-262
MLA Mid Cap Portfolio	MIST-266
Morgan Stanley Mid Cap Growth Portfolio	MIST-270
PIMCO Inflation Protected Bond Portfolio	MIST-275
PIMCO Total Return Portfolio	MIST-288
Pioneer Fund Portfolio	MIST-317
Pioneer Strategic Income Portfolio	MIST-322
Pyramis® Government Income Portfolio	MIST-350
RCM Technology Portfolio	MIST-357
Schroders Global Multi-Asset Portfolio	MIST-360
SSgA Growth and Income ETF Portfolio	MIST-385
SSgA Growth ETF Portfolio	MIST-387
T. Rowe Price Large Cap Value Portfolio	MIST-389
T. Rowe Price Mid Cap Growth Portfolio	MIST-393
Third Avenue Small Cap Value Portfolio	MIST-398
Turner Mid Cap Growth Portfolio	MIST-402
Notes to Schedule of Investments	MIST-405

Not all Portfolios are available under every product.

Refer to your prospectus for information on the portfolios that are available.

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—42.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
BAE Systems plc	304,648	$1,828,619
Boeing Co. (The)	36,295	3,115,926
Cobham plc	101,121	374,178
European Aeronautic Defence and Space Co. N.V.	38,675	1,971,827
Finmeccanica S.p.A. (a)	37,938	183,312
General Dynamics Corp.	17,800	1,255,078
Honeywell International, Inc.	41,820	3,151,137
L-3 Communications Holdings, Inc.	5,205	421,189
Lockheed Martin Corp.	14,505	1,400,023
Meggitt plc	73,353	549,332
Northrop Grumman Corp.	13,305	933,346
Precision Castparts Corp.	7,825	1,483,776
Raytheon Co.	17,795	1,046,168
Rockwell Collins, Inc. (b)	7,635	481,921
Rolls-Royce Holdings plc (a)	175,484	3,015,450
Safran S.A.	21,431	957,639
Singapore Technologies Engineering, Ltd.	143,900	501,169
Textron, Inc.	15,050	448,641
Thales S.A.	8,443	357,420
United Technologies Corp.	45,045	4,208,554
Zodiac Aerospace (b)	3,115	363,165

		28,047,870

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	8,640	513,735
Deutsche Post AG	84,987	1,961,251
Expeditors International of Washington, Inc.	11,265	402,273
FedEx Corp.	15,670	1,538,794
TNT Express N.V.	30,566	224,852
Toll Holdings, Ltd.	63,808	395,373
United Parcel Service, Inc. - Class B	38,580	3,314,022
Yamato Holdings Co., Ltd. (b)	35,093	636,780

		8,987,080

Airlines—0.1%
All Nippon Airways Co., Ltd. (b)	108,656	224,312
Cathay Pacific Airways, Ltd.	110,200	188,589
Deutsche Lufthansa AG	21,402	418,116
International Consolidated Airlines Group S.A. (a)	86,944	336,057
Japan Airlines Co., Ltd.	5,534	258,163
Qantas Airways, Ltd. (a)	104,039	193,626
Singapore Airlines, Ltd.	50,200	444,700
Southwest Airlines Co.	39,825	536,841

		2,600,404

Auto Components—0.3%
Aisin Seiki Co., Ltd.	17,907	659,782
BorgWarner, Inc. (a)	6,170	477,188
Bridgestone Corp. (b)	60,994	2,057,641
Cie Generale des Etablissements Michelin	17,039	1,427,747
Continental AG	10,262	1,227,785
Delphi Automotive plc	15,241	676,700
Denso Corp. (b)	45,557	1,937,189
GKN plc	152,716	615,742

Auto Components—(Continued)
Goodyear Tire & Rubber Co. (The) (a)	13,030	$164,308
Johnson Controls, Inc.	36,615	1,284,088
Koito Manufacturing Co., Ltd. (b)	8,781	151,582
NGK Spark Plug Co., Ltd. (b)	16,000	245,570
NHK Spring Co., Ltd. (b)	14,100	147,322
NOK Corp. (b)	9,647	139,511
Nokian Renkaat Oyj	10,432	465,507
Pirelli & C S.p.A. (b)	22,232	233,529
Stanley Electric Co., Ltd. (b)	13,344	231,301
Sumitomo Rubber Industries, Ltd.	16,001	268,513
Toyoda Gosei Co., Ltd. (b)	6,045	145,275
Toyota Boshoku Corp. (b)	6,100	86,307
Toyota Industries Corp. (b)	15,224	560,509

		13,203,096

Automobiles—0.8%
Bayerische Motoren Werke (BMW) AG	31,029	2,678,802
Daihatsu Motor Co., Ltd. (b)	17,533	364,260
Daimler AG	85,041	4,629,043
Fiat S.p.A. (a)	82,036	438,456
Ford Motor Co.	204,535	2,689,635
Fuji Heavy Industries, Ltd. (b)	55,012	873,938
Harley-Davidson, Inc.	12,225	651,593
Honda Motor Co., Ltd. (b)	152,796	5,887,756
Isuzu Motors, Ltd. (b)	110,553	669,088
Mazda Motor Corp. (a)	252,592	745,651
Mitsubishi Motors Corp. (a) (b)	363,934	380,958
Nissan Motor Co., Ltd. (b)	233,149	2,259,119
Peugeot S.A. (a) (b)	21,621	156,950
Renault S.A.	18,002	1,130,426
Suzuki Motor Corp. (b)	34,194	766,800
Toyota Motor Corp.	258,610	13,327,853
Volkswagen AG	2,688	505,743
Yamaha Motor Co., Ltd. (b)	26,166	354,306

		38,510,377

Beverages—1.1%
Anheuser-Busch InBev N.V.	75,226	7,455,821
Asahi Group Holdings, Ltd.	36,263	868,272
Beam, Inc.	8,535	542,314
Brown-Forman Corp. - Class B	8,157	582,410
Carlsberg A.S. - Class B (b)	9,970	972,496
Coca-Cola Amatil, Ltd.	53,504	813,575
Coca-Cola Co. (The) (c)	207,570	8,394,131
Coca-Cola Enterprises, Inc.	14,780	545,678
Coca-Cola Hellenic Bottling Co. S.A. (a)	18,866	505,426
Coca-Cola West Co., Ltd.	5,700	99,408
Constellation Brands, Inc. - Class A (a)	7,845	373,736
Diageo plc	234,981	7,399,305
Dr Pepper Snapple Group, Inc.	11,220	526,779
Heineken Holding N.V.	9,434	604,828
Heineken N.V.	21,604	1,630,799
Kirin Holdings Co., Ltd.	81,148	1,307,354
Molson Coors Brewing Co. - Class B	8,335	407,832
Monster Beverage Corp. (a)	8,250	393,855
PepsiCo, Inc.	83,455	6,602,125

MIST-1

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Pernod-Ricard S.A.	19,886	$2,480,578
Remy Cointreau S.A.	2,022	233,804
SABMiller plc	89,615	4,719,631
Treasury Wine Estates, Ltd.	60,661	361,196

		47,821,353

Biotechnology—0.4%
Actelion, Ltd. (a)	10,048	546,025
Alexion Pharmaceuticals, Inc. (a)	10,400	958,256
Amgen, Inc.	41,313	4,234,996
Biogen Idec, Inc. (a)	12,680	2,446,099
Celgene Corp. (a)	23,150	2,683,316
CSL, Ltd.	47,315	2,930,042
Elan Corp. plc (a)	47,249	546,278
Gilead Sciences, Inc. (a)	81,150	3,970,669
Grifols S.A. (a)	13,954	518,878

		18,834,559

Building Products—0.1%
Asahi Glass Co., Ltd.	94,533	656,521
Assa Abloy AB - Class B	31,266	1,278,881
Cie de St-Gobain	37,317	1,384,973
Daikin Industries, Ltd. (b)	21,891	863,465
Geberit AG	3,379	832,450
LIXIL Group Corp. (b)	24,929	497,299
Masco Corp.	19,145	387,686
TOTO, Ltd. (b)	26,000	233,536

		6,134,811

Capital Markets—0.8%
3i Group plc	91,019	439,096
Aberdeen Asset Management plc	80,781	529,333
Ameriprise Financial, Inc.	11,285	831,140
Bank of New York Mellon Corp. (The)	63,265	1,770,787
BlackRock, Inc.	6,850	1,759,628
Charles Schwab Corp. (The)	58,685	1,038,138
Credit Suisse Group AG (a)	117,590	3,103,371
Daiwa Securities Group, Inc. (b)	155,135	1,098,959
Deutsche Bank AG	87,073	3,397,698
E*Trade Financial Corp. (a)	13,685	146,566
Franklin Resources, Inc.	7,427	1,120,066
Goldman Sachs Group, Inc. (The)	24,230	3,565,445
Hargreaves Lansdown plc	22,230	293,397
ICAP plc	51,459	227,299
Invesco, Ltd.	23,850	690,696
Investec plc	51,006	355,975
Julius Baer Group, Ltd. (a)	20,222	787,758
Legg Mason, Inc. (b)	6,380	205,117
Macquarie Group, Ltd.	30,237	1,174,490
Mediobanca S.p.A.	48,361	247,806
Morgan Stanley	74,080	1,628,278
Nomura Holdings, Inc. (b)	340,426	2,111,454
Northern Trust Corp.	11,680	637,261
Partners Group Holding AG	1,545	381,472
Ratos AB - B Shares	17,958	189,909

Capital Markets—(Continued)
SBI Holdings, Inc. (b)	21,052	$186,960
Schroders plc	10,597	341,099
State Street Corp.	25,670	1,516,840
T. Rowe Price Group, Inc.	13,590	1,017,483
UBS AG (a)	341,373	5,242,523

		36,036,044

Chemicals—1.3%
Air Liquide S.A.	29,198	3,550,296
Air Products & Chemicals, Inc.	11,415	994,475
Air Water, Inc.	13,767	191,915
Airgas, Inc.	3,690	365,900
Akzo Nobel N.V.	22,307	1,417,400
Arkema S.A.	5,816	529,673
Asahi Kasei Corp. (b)	117,475	793,503
BASF SE	86,093	7,543,070
CF Industries Holdings, Inc.	3,390	645,354
Croda International plc	12,675	528,647
Daicel Corp. (b)	26,442	207,066
Denki Kagaku Kogyo KK	42,833	154,615
Dow Chemical Co. (The)	64,180	2,043,491
E.I. du Pont de Nemours & Co. (b)	49,895	2,452,838
Eastman Chemical Co.	8,180	571,537
Ecolab, Inc.	14,105	1,130,939
EMS-Chemie Holding AG	680	204,882
FMC Corp.	7,380	420,881
Givaudan S.A. (a)	789	969,470
Hitachi Chemical Co., Ltd. (b)	9,688	148,454
Incitec Pivot, Ltd.	152,651	493,016
International Flavors & Fragrances, Inc.	4,345	333,131
Israel Chemicals, Ltd.	41,711	539,621
Israel Corp., Ltd. (The)	164	124,608
Johnson Matthey plc	19,201	671,631
JSR Corp.	16,720	342,580
K+S AG	16,090	748,457
Kaneka Corp. (b)	25,974	150,191
Kansai Paint Co., Ltd. (b)	19,548	217,348
Koninklijke DSM N.V.	14,413	839,665
Kuraray Co., Ltd. (b)	32,005	451,360
Lanxess AG	7,788	552,425
Linde AG	17,291	3,216,492
LyondellBasell Industries N.V. - Class A	18,170	1,149,979
Mitsubishi Chemical Holdings Corp. (b)	126,632	602,769
Mitsubishi Gas Chemical Co., Inc. (b)	36,159	239,307
Mitsui Chemicals, Inc. (b)	81,044	176,590
Monsanto Co.	28,590	3,019,962
Mosaic Co. (The)	14,780	881,036
Nitto Denko Corp.	15,470	929,627
Novozymes A.S. - B Shares	22,875	775,172
Orica, Ltd. (b)	34,229	873,531
PPG Industries, Inc.	8,235	1,102,996
Praxair, Inc.	16,015	1,786,313
Sherwin-Williams Co. (The)	4,550	768,449
Shin-Etsu Chemical Co., Ltd. (b)	38,489	2,554,174
Showa Denko KK (b)	132,676	200,080
Sigma-Aldrich Corp. (b)	6,515	506,085

MIST-2

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Sika AG	253	$615,245
Solvay S.A.	5,496	744,869
Sumitomo Chemical Co., Ltd. (b)	139,637	438,813
Syngenta AG	8,695	3,634,344
Taiyo Nippon Sanso Corp. (b)	22,268	154,927
Teijin, Ltd. (b)	87,665	203,206
Toray Industries, Inc. (b)	137,548	934,047
Ube Industries, Ltd. (b)	94,552	186,593
Umicore S.A.	10,667	501,810
Yara International ASA	17,531	797,382

		57,322,237

Commercial Banks—3.5%
Aozora Bank, Ltd. (b)	99,635	281,242
Australia & New Zealand Banking Group, Ltd.	254,619	7,592,425
Banca Monte dei Paschi di Siena S.p.A. (a)	602,432	143,742
Banco Bilbao Vizcaya Argentaria S.A.	510,947	4,455,454
Banco de Sabadell S.A. (a) (b)	266,539	489,806
Banco Espirito Santo S.A. (a)	188,357	193,201
Banco Popolare SC (a)	165,304	209,839
Banco Popular Espanol S.A. (a)	499,078	373,691
Banco Santander S.A.	967,827	6,547,303
Bank Hapoalim BM (a)	98,966	449,079
Bank Leumi Le-Israel BM (a)	117,430	414,202
Bank of East Asia, Ltd.	114,800	452,802
Bank of Kyoto, Ltd. (The) (b)	29,632	290,428
Bank of Yokohama, Ltd. (The) (b)	113,009	655,512
Bankia S.A. (a) (b)	93,430	19,977
Banque Cantonale Vaudoise	214	119,635
Barclays plc	1,090,153	4,831,537
BB&T Corp.	37,475	1,176,340
Bendigo and Adelaide Bank, Ltd. (b)	37,167	398,964
BNP Paribas S.A.	93,970	4,841,106
BOC Hong Kong Holdings, Ltd.	346,500	1,158,952
CaixaBank	76,652	260,290
Chiba Bank, Ltd. (The) (b)	68,833	496,250
Chugoku Bank, Ltd. (The) (b)	15,798	255,556
Comerica, Inc. (b)	10,345	371,903
Commerzbank AG (a) (b)	355,301	522,144
Commonwealth Bank of Australia	149,264	10,609,545
Credit Agricole S.A. (a)	93,606	773,911
Danske Bank A.S. (a)	61,429	1,101,266
DBS Group Holdings, Ltd.	171,100	2,213,471
DNB ASA	91,554	1,347,386
Erste Group Bank AG (a)	20,257	565,506
Fifth Third Bancorp.	49,195	802,370
First Horizon National Corp. (b)	13,290	141,937
Fukuoka Financial Group, Inc.	72,326	362,652
Gunma Bank, Ltd. (The) (b)	35,171	209,949
Hachijuni Bank, Ltd. (The)	38,338	229,435
Hang Seng Bank, Ltd.	71,700	1,149,973
Hiroshima Bank, Ltd. (The) (b)	46,340	224,322
HSBC Holdings plc	1,717,049	18,279,513
Huntington Bancshares, Inc.	46,015	340,051
Intesa Sanpaolo S.p.A.	944,782	1,392,299
Intesa Sanpaolo S.p.A. - RSP	87,384	110,781

Commercial Banks—(Continued)
Iyo Bank, Ltd. (The) (b)	24,000	$222,767
Joyo Bank, Ltd. (The) (b)	60,592	337,974
KBC Groep N.V.	22,099	762,410
KeyCorp.	50,560	503,578
Lloyds Banking Group plc (a)	3,957,643	2,944,529
M&T Bank Corp. (b)	6,465	666,929
Mitsubishi UFJ Financial Group, Inc. (b)	1,194,880	7,202,504
Mizrahi Tefahot Bank, Ltd. (a)	11,569	123,488
Mizuho Financial Group, Inc. (b)	2,142,760	4,601,129
National Australia Bank, Ltd.	213,061	6,859,185
Natixis	86,751	329,855
Nishi-Nippon City Bank, Ltd. (The) (b)	63,000	195,594
Nordea Bank AB	246,778	2,800,130
Oversea-Chinese Banking Corp., Ltd.	241,200	2,075,167
PNC Financial Services Group, Inc.	28,435	1,890,928
Raiffeisen Bank International AG	4,559	155,179
Regions Financial Corp.	75,725	620,188
Resona Holdings, Inc. (b)	176,826	934,040
Royal Bank of Scotland Group plc (a)	197,395	830,534
Seven Bank, Ltd. (b)	50,254	161,727
Shinsei Bank, Ltd. (b)	141,300	325,117
Shizuoka Bank, Ltd. (The) (b)	49,824	562,507
Skandinaviska Enskilda Banken AB - Class A (b)	132,210	1,329,889
Societe Generale S.A. (a)	65,825	2,171,511
Standard Chartered plc	224,256	5,809,351
Sumitomo Mitsui Financial Group, Inc. (b)	125,950	5,168,429
Sumitomo Mitsui Trust Holdings, Inc. (b)	292,090	1,389,347
SunTrust Banks, Inc.	28,840	830,880
Suruga Bank, Ltd. (b)	16,000	256,922
Svenska Handelsbanken AB - A Shares (b)	46,434	1,987,412
Swedbank AB - A Shares (b)	75,050	1,709,957
U.S. Bancorp.	101,635	3,448,476
UniCredit S.p.A. (a)	379,854	1,633,225
Unione di Banche Italiane SCPA	80,318	296,643
United Overseas Bank, Ltd.	118,400	1,948,986
Wells Fargo & Co. (c)	263,380	9,742,426
Westpac Banking Corp.	288,785	9,288,872
Wing Hang Bank, Ltd.	16,500	175,676
Yamaguchi Financial Group, Inc.	19,000	189,817
Zions Bancorporation (b)	9,800	244,902

		159,583,927

Commercial Services & Supplies—0.2%
ADT Corp. (The)	12,352	604,507
Aggreko plc	25,079	681,856
Avery Dennison Corp.	5,360	230,855
Babcock International Group plc	33,715	558,749
Brambles, Ltd.	145,794	1,290,155
Cintas Corp.	5,720	252,424
Dai Nippon Printing Co., Ltd. (b)	51,963	496,080
Edenred S.A.	15,789	517,008
G4S plc	132,221	587,060
Iron Mountain, Inc.	8,721	316,659
Park24 Co., Ltd.	9,080	177,781
Pitney Bowes, Inc. (b)	10,710	159,151
Republic Services, Inc.	16,015	528,495

MIST-3

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Secom Co., Ltd. (b)	19,629	$1,014,223
Securitas AB - B Shares	29,357	276,687
Serco Group plc	46,655	445,861
Societe BIC S.A.	2,626	305,155
Stericycle, Inc. (a)	4,645	493,206
Toppan Printing Co., Ltd. (b)	51,929	374,551
Tyco International, Ltd.	24,705	790,560
Waste Management, Inc. (b)	23,305	913,789

		11,014,812

Communications Equipment—0.4%
Cisco Systems, Inc. (c)	283,670	5,931,540
F5 Networks, Inc. (a)	4,245	378,144
Harris Corp.	6,020	278,967
JDS Uniphase Corp. (a)	12,370	165,387
Juniper Networks, Inc. (a)	28,240	523,569
Motorola Solutions, Inc.	15,330	981,580
Nokia Oyj (b)	351,099	1,146,885
QUALCOMM, Inc.	91,385	6,118,226
Telefonaktiebolaget LM Ericsson - Class B	285,306	3,559,892

		19,084,190

Computers & Peripherals—0.8%
Apple, Inc. (c)	50,295	22,262,076
Dell, Inc.	78,055	1,118,528
EMC Corp. (a)	112,510	2,687,864
Fujitsu, Ltd. (b)	174,016	726,546
Gemalto N.V. (b)	7,406	646,320
Hewlett-Packard Co.	105,420	2,513,213
NEC Corp. (b)	244,087	652,333
NetApp, Inc. (a)	19,400	662,704
SanDisk Corp. (a)	12,925	710,875
Seagate Technology plc	18,870	689,887
Toshiba Corp. (b)	376,779	1,918,387
Western Digital Corp.	11,925	599,589

		35,188,322

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	13,220	308,893
Balfour Beatty plc	64,452	230,609
Bouygues S.A.	17,669	479,588
Chiyoda Corp. (b)	14,000	156,867
Ferrovial S.A.	37,748	601,421
Fluor Corp.	8,995	596,638
Hochtief AG (a)	2,880	187,396
Jacobs Engineering Group, Inc. (a)	6,920	389,181
JGC Corp. (b)	19,182	492,084
Kajima Corp. (b)	79,151	215,169
Kinden Corp.	11,500	75,460
Koninklijke Boskalis Westminster N.V.	7,126	283,267
Leighton Holdings, Ltd.	14,134	303,357
Obayashi Corp. (b)	60,450	289,457
Quanta Services, Inc. (a)	11,365	324,812
Shimizu Corp. (b)	55,178	181,242

Construction & Engineering—(Continued)
Skanska AB - B Shares	35,585	$643,952
Taisei Corp. (b)	96,221	267,763
Vinci S.A.	43,157	1,946,397

		7,973,553

Construction Materials—0.2%
Boral, Ltd. (b)	71,078	364,525
CRH plc	67,699	1,497,045
Fletcher Building, Ltd.	64,021	459,896
HeidelbergCement AG	13,151	945,588
Holcim, Ltd. (a)	21,402	1,707,456
Imerys S.A.	3,087	200,749
James Hardie Industries plc	41,039	429,286
Lafarge S.A.	17,412	1,158,082
Taiheiyo Cement Corp. (b)	104,000	249,741
Vulcan Materials Co.	6,920	357,764

		7,370,132

Consumer Finance—0.2%
Acom Co., Ltd. (a)	3,740	106,983
Aeon Credit Service Co., Ltd. (b)	6,105	173,057
American Express Co.	52,860	3,565,936
Capital One Financial Corp.	31,165	1,712,517
Credit Saison Co., Ltd. (b)	14,715	368,434
Discover Financial Services	27,545	1,235,118
SLM Corp.	25,135	514,765

		7,676,810

Containers & Packaging—0.1%
Amcor, Ltd.	113,087	1,098,102
Ball Corp.	8,240	392,059
Bemis Co., Inc. (b)	5,460	220,366
MeadWestvaco Corp.	9,240	335,412
Owens-Illinois, Inc. (a)	8,840	235,586
Rexam plc	73,967	593,151
Sealed Air Corp.	9,335	225,067
Toyo Seikan Kaisha, Ltd.	14,196	196,701

		3,296,444

Distributors—0.0%
Genuine Parts Co. (b)	8,315	648,570
Jardine Cycle & Carriage, Ltd.	9,200	379,721
Li & Fung, Ltd.	548,300	757,269

		1,785,560

Diversified Consumer Services—0.0%
Apollo Group, Inc. - Class A (a) (b)	5,315	92,428
Benesse Holdings, Inc. (b)	6,154	262,001
H&R Block, Inc.	14,515	427,031

		781,460

Diversified Financial Services—0.9%
ASX, Ltd.	16,393	620,119
Bank of America Corp.	577,928	7,039,163

MIST-4

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Citigroup, Inc.	165,051	$7,301,856
CME Group, Inc.	16,425	1,008,331
Deutsche Boerse AG	18,057	1,093,540
Eurazeo	2,712	137,614
Exor S.p.A.	5,936	166,361
First Pacific Co., Ltd.	197,400	268,111
Groupe Bruxelles Lambert S.A.	7,509	574,428
Hong Kong Exchanges and Clearing, Ltd.	102,400	1,749,051
Industrivarden AB - C Shares	11,032	201,176
ING Groep N.V. (a)	359,133	2,581,000
IntercontinentalExchange, Inc. (a)	3,890	634,342
Investment AB Kinnevik - B Shares	19,254	466,964
Investor AB - B Shares	42,631	1,233,128
Japan Exchange Group, Inc. (b)	5,000	465,964
JPMorgan Chase & Co.	203,690	9,667,127
Leucadia National Corp.	10,605	290,895
London Stock Exchange Group plc	16,470	328,833
Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	54,570	285,763
Moody’s Corp.	10,355	552,129
NASDAQ OMX Group, Inc. (The)	6,280	202,844
NYSE Euronext	13,190	509,662
ORIX Corp.	98,150	1,253,638
Pargesa Holding S.A.	2,513	171,066
Pohjola Bank plc - A Shares (b)	12,906	188,373
Singapore Exchange, Ltd.	79,600	495,103
Wendel S.A.	3,026	320,738

		39,807,319

Diversified Telecommunication Services—1.1%
AT&T, Inc. (c)	300,551	11,027,216
Belgacom S.A.	14,164	352,450
Bezeq The Israeli Telecommunication Corp., Ltd.	178,533	247,765
BT Group plc	738,249	3,110,681
CenturyLink, Inc. (b)	33,320	1,170,532
Deutsche Telekom AG	263,360	2,784,760
Elisa Oyj (b)	13,231	245,900
France Telecom S.A.	173,808	1,762,360
Frontier Communications Corp. (b)	53,485	212,870
HKT Trust / HKT, Ltd.	210,500	210,656
Iliad S.A.	2,056	437,680
Inmarsat plc	42,016	449,542
Koninklijke KPN N.V. (b)	93,908	318,220
Nippon Telegraph & Telephone Corp.	40,914	1,784,812
PCCW, Ltd.	374,700	172,933
Portugal Telecom SGPS S.A. (b)	58,807	292,342
Singapore Telecommunications, Ltd.	747,400	2,161,422
Swisscom AG	2,150	995,143
TDC A.S.	46,327	357,793
Telecom Corp. of New Zealand, Ltd.	174,048	341,286
Telecom Italia S.p.A.	880,677	625,438
Telecom Italia S.p.A. - Risparmio Shares	565,017	349,006
Telefonica S.A.	384,066	5,191,392
Telekom Austria AG	20,674	135,792
Telenor ASA	65,747	1,441,959
TeliaSonera AB	203,002	1,451,245
Telstra Corp., Ltd.	408,372	1,919,819

Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc. (c)	152,820	$7,511,103
Vivendi S.A.	122,001	2,526,776
Windstream Corp. (b)	31,470	250,187
Ziggo N.V.	11,179	393,591

		50,232,671

Electric Utilities—0.7%
Acciona S.A.	2,341	128,720
American Electric Power Co., Inc.	26,010	1,264,866
Cheung Kong Infrastructure Holdings, Ltd.	46,400	318,068
Chubu Electric Power Co., Inc. (b)	60,337	735,213
Chugoku Electric Power Co., Inc. (The) (b)	27,834	363,570
CLP Holdings, Ltd.	165,482	1,450,521
Contact Energy, Ltd.	34,436	164,420
Duke Energy Corp.	37,775	2,742,087
Edison International	17,475	879,342
EDP - Energias de Portugal S.A.	178,951	552,344
Electricite de France S.A.	22,508	431,875
Enel S.p.A.	617,177	2,024,351
Entergy Corp.	9,495	600,464
Exelon Corp.	45,784	1,578,632
FirstEnergy Corp. (b)	22,425	946,335
Fortum Oyj	41,631	841,488
Hokkaido Electric Power Co., Inc. (a) (b)	17,097	175,003
Hokuriku Electric Power Co. (b)	15,711	194,192
Iberdrola S.A.	374,122	1,744,684
Kansai Electric Power Co., Inc. (The) (a) (b)	70,333	667,657
Kyushu Electric Power Co., Inc. (a) (b)	39,997	408,271
NextEra Energy, Inc.	22,675	1,761,394
Northeast Utilities	16,805	730,345
Pepco Holdings, Inc. (b)	12,270	262,578
Pinnacle West Capital Corp.	5,910	342,130
Power Assets Holdings, Ltd.	129,900	1,227,414
PPL Corp.	31,105	973,898
Red Electrica Corp. S.A.	10,058	506,312
Shikoku Electric Power Co., Inc. (a) (b)	15,652	222,968
Southern Co. (The)	46,905	2,200,783
SP AusNet	156,566	194,938
SSE plc	88,550	2,000,831
Terna Rete Elettrica Nazionale S.p.A.	122,449	507,938
Tohoku Electric Power Co., Inc. (a) (b)	42,438	338,083
Tokyo Electric Power Co., Inc. (a) (b)	135,585	337,187
Verbund AG (b)	6,319	137,084
Xcel Energy, Inc.	26,110	775,467

		30,731,453

Electrical Equipment—0.4%
ABB, Ltd. (a)	206,106	4,654,632
Alstom S.A.	19,290	786,968
Eaton Corp. plc	24,798	1,518,877
Emerson Electric Co.	38,955	2,176,416
Fuji Electric Co., Ltd. (b)	51,942	152,599
Furukawa Electric Co., Ltd. (b)	59,300	131,159
GS Yuasa Corp. (b)	32,000	133,775
Legrand S.A.	22,175	967,558
Mabuchi Motor Co., Ltd.	2,224	120,172

MIST-5

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Mitsubishi Electric Corp. (b)	180,739	$1,474,515
Nidec Corp. (b)	10,165	609,047
Prysmian S.p.A.	19,015	392,225
Rockwell Automation, Inc.	7,575	654,101
Roper Industries, Inc.	5,250	668,378
Schneider Electric S.A.	49,202	3,598,776
Sumitomo Electric Industries, Ltd.	70,661	868,048
Ushio, Inc. (b)	9,800	100,197

		19,007,443

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. - Class A	8,595	641,617
Citizen Holdings Co., Ltd.	24,600	125,891
Corning, Inc.	79,840	1,064,267
FLIR Systems, Inc.	8,035	208,990
FUJIFILM Holdings Corp. (b)	43,353	858,725
Hamamatsu Photonics KK (b)	6,634	262,954
Hexagon AB - B Shares	22,160	604,390
Hirose Electric Co., Ltd. (b)	2,755	363,575
Hitachi High-Technologies Corp.	5,811	121,608
Hitachi, Ltd. (b)	434,158	2,532,120
Hoya Corp. (b)	40,750	766,590
Ibiden Co., Ltd. (b)	11,267	176,386
Jabil Circuit, Inc.	10,005	184,892
Keyence Corp. (b)	4,188	1,286,612
Kyocera Corp. (b)	14,299	1,312,738
Molex, Inc. (b)	7,375	215,940
Murata Manufacturing Co., Ltd. (b)	18,946	1,431,643
Nippon Electric Glass Co., Ltd. (b)	34,602	172,402
Omron Corp. (b)	18,966	480,065
Shimadzu Corp. (b)	21,283	151,542
TDK Corp. (b)	11,525	404,220
TE Connectivity, Ltd.	22,940	961,874
Yaskawa Electric Corp. (b)	20,000	201,227
Yokogawa Electric Corp. (b)	18,843	189,476

		14,719,744

Energy Equipment & Services—0.5%
Aker Solutions ASA	15,334	286,613
AMEC plc	29,293	470,421
Baker Hughes, Inc.	23,585	1,094,580
Cameron International Corp. (a)	13,180	859,336
Cie Generale de Geophysique - Veritas (a)	14,864	334,351
Diamond Offshore Drilling, Inc.	3,685	256,329
Ensco plc - Class A	12,470	748,200
FMC Technologies, Inc. (a)	12,730	692,385
Fugro N.V.	6,396	355,418
Halliburton Co.	49,690	2,007,973
Helmerich & Payne, Inc.	5,605	340,223
Nabors Industries, Ltd.	15,555	252,302
National Oilwell Varco, Inc.	22,875	1,618,406
Noble Corp.	13,485	514,453
Petrofac, Ltd.	24,256	528,514
Rowan Cos. plc - Class A (a)	6,620	234,083
Saipem S.p.A.	24,736	762,314
Schlumberger, Ltd. (c)	71,130	5,326,926

Energy Equipment & Services—(Continued)
Seadrill, Ltd.	32,904	$1,197,303
Subsea 7 S.A. (b)	26,315	617,299
Technip S.A. (b)	9,469	971,388
Tenaris S.A. (b)	44,215	899,748
Transocean, Ltd.	33,603	1,736,212
WorleyParsons, Ltd. (b)	19,265	497,153

		22,601,930

Food & Staples Retailing—0.9%
Aeon Co., Ltd.	56,229	727,946
Carrefour S.A.	56,461	1,550,955
Casino Guichard Perrachon S.A.	5,215	548,321
Colruyt S.A.	7,067	341,869
Costco Wholesale Corp.	23,185	2,460,160
CVS Caremark Corp.	68,235	3,752,243
Delhaize Group S.A.	9,510	519,848
Distribuidora Internacional de Alimentacion S.A.	57,264	396,428
FamilyMart Co., Ltd.	5,414	247,483
J Sainsbury plc	115,053	662,130
Jeronimo Martins SGPS S.A.	20,586	400,845
Kesko Oyj - B Shares	5,898	184,392
Koninklijke Ahold N.V.	94,506	1,449,097
Kroger Co. (The)	29,190	967,357
Lawson, Inc. (b)	5,576	428,371
Metcash, Ltd. (b)	82,552	356,832
Metro AG	12,094	343,943
Olam International, Ltd. (b)	111,400	154,859
Safeway, Inc.	12,800	337,280
Seven & I Holdings Co., Ltd.	70,631	2,342,430
Sysco Corp. (b)	31,365	1,103,107
TESCO plc	754,021	4,383,913
Wal-Mart Stores, Inc. (c)	90,124	6,743,979
Walgreen Co.	45,895	2,188,274
Wesfarmers, Ltd.	94,322	3,959,260
Whole Foods Market, Inc.	9,180	796,365
WM Morrison Supermarkets plc	215,571	905,342
Woolworths, Ltd.	115,481	4,075,994

		42,329,023

Food Products—1.3%
Ajinomoto Co., Inc. (b)	60,281	886,446
Archer-Daniels-Midland Co.	35,245	1,188,814
Aryzta AG (a)	8,145	481,261
Associated British Foods plc	33,309	962,514
Barry Callebaut AG (a)	129	124,493
Calbee, Inc. (b)	1,500	118,163
Campbell Soup Co. (b)	9,600	435,456
ConAgra Foods, Inc.	21,770	779,584
Danone S.A.	54,261	3,780,595
DE Master Blenders 1753 N.V. (a)	55,762	862,372
Dean Foods Co. (a)	9,900	179,487
General Mills, Inc.	34,740	1,713,029
Golden Agri-Resources, Ltd. (b)	661,600	310,059
H.J. Heinz Co.	17,175	1,241,237
Hershey Co. (The)	8,135	712,057
Hormel Foods Corp. (b)	7,175	296,471

MIST-6

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
J.M. Smucker Co. (The)	5,915	$586,531
Kellogg Co.	13,185	849,510
Kerry Group plc - Class A	13,964	832,631
Kikkoman Corp. (b)	15,100	264,178
Kraft Foods Group, Inc.	31,713	1,634,171
Lindt & Spruengli AG (a)	72	607,327
McCormick & Co., Inc. (b)	7,070	519,998
Mead Johnson Nutrition Co.	10,960	848,852
MEIJI Holdings Co., Ltd. (b)	5,718	262,070
Mondelez International, Inc. - Class A	95,140	2,912,235
Nestle S.A.	302,314	21,871,215
Nippon Meat Packers, Inc. (b)	15,715	254,218
Nisshin Seifun Group, Inc. (b)	17,420	230,264
Nissin Foods Holdings Co., Ltd. (b)	5,434	249,737
Orkla A.S.A	72,307	580,125
Suedzucker AG	7,590	320,667
Tate & Lyle plc	43,670	564,969
Toyo Suisan Kaisha, Ltd.	7,477	230,951
Tyson Foods, Inc. - Class A	15,510	384,958
Unilever N.V.	152,670	6,258,589
Unilever plc	120,320	5,104,851
Wilmar International, Ltd. (b)	179,339	500,326
Yakult Honsha Co., Ltd. (b)	8,992	362,727
Yamazaki Baking Co., Ltd. (b)	9,748	128,554

		60,431,692

Gas Utilities—0.1%
AGL Resources, Inc.	6,260	262,607
APA Group	77,505	481,942
Enagas S.A.	17,870	417,544
Gas Natural SDG S.A.	32,761	580,630
Hong Kong & China Gas Co., Ltd.	488,380	1,423,389
ONEOK, Inc.	11,020	525,323
Osaka Gas Co., Ltd. (b)	175,489	767,229
Snam S.p.A.	158,545	723,314
Toho Gas Co., Ltd. (b)	38,048	242,275
Tokyo Gas Co., Ltd. (b)	229,460	1,240,298

		6,664,551

Health Care Equipment & Supplies—0.5%
Abbott Laboratories	84,130	2,971,472
Baxter International, Inc.	29,360	2,132,710
Becton Dickinson & Co.	10,720	1,024,939
Boston Scientific Corp. (a)	76,020	593,716
C.R. Bard, Inc.	4,245	427,811
CareFusion Corp. (a)	11,870	415,331
Cie Generale d’Optique Essilor International S.A.	18,928	2,106,753
Cochlear, Ltd.	5,329	378,315
Coloplast A.S. - Class B	10,660	573,312
Covidien plc	25,765	1,747,898
DENTSPLY International, Inc. (b)	7,575	321,331
Edwards Lifesciences Corp. (a)	6,210	510,214
Elekta AB - B Shares	34,466	523,475
Getinge AB - B Shares (b)	18,763	573,119
Intuitive Surgical, Inc. (a)	2,210	1,085,530
Medtronic, Inc.	54,725	2,569,886

Health Care Equipment & Supplies—(Continued)
Olympus Corp. (a)	20,306	$482,411
Smith & Nephew plc	84,249	974,661
Sonova Holding AG (a)	4,577	549,681
St. Jude Medical, Inc.	16,775	678,381
Stryker Corp.	15,530	1,013,177
Sysmex Corp. (b)	6,728	409,987
Terumo Corp. (b)	14,198	610,360
Varian Medical Systems, Inc. (a) (b)	5,915	425,880
William Demant Holding A.S. (a)	2,458	206,294
Zimmer Holdings, Inc.	9,405	707,444

		24,014,088

Health Care Providers & Services—0.4%
Aetna, Inc.	17,855	912,748
Alfresa Holdings Corp. (b)	3,804	207,673
AmerisourceBergen Corp.	13,445	691,745
Cardinal Health, Inc.	18,240	759,149
Celesio AG	7,919	148,698
Cigna Corp.	15,445	963,305
Coventry Health Care, Inc.	7,180	337,675
DaVita Health Care Partners, Inc. (a)	4,550	539,584
Express Scripts Holding Co. (a)	43,484	2,506,853
Extendicare Inc. (b)	6,950	55,417
Fresenius Medical Care AG & Co. KGaA	19,774	1,334,975
Fresenius SE & Co. KGaA	11,670	1,440,470
Humana, Inc.	8,690	600,566
Laboratory Corp. of America Holdings (a)	5,205	469,491
McKesson Corp.	12,685	1,369,473
Medipal Holdings Corp. (b)	13,687	192,755
Miraca Holdings, Inc. (b)	5,143	246,881
Patterson Cos., Inc.	4,550	173,082
Quest Diagnostics, Inc.	8,535	481,801
Ramsay Health Care, Ltd.	12,295	413,491
Sonic Healthcare, Ltd.	34,883	509,037
Suzuken Co., Ltd. (b)	6,565	238,140
Tenet Healthcare Corp. (a)	5,577	265,354
UnitedHealth Group, Inc.	55,390	3,168,862
WellPoint, Inc.	17,450	1,155,713

		19,182,938

Health Care Technology—0.0%
Cerner Corp. (a)	7,780	737,155
M3, Inc. (b)	60	116,975

		854,130

Hotels, Restaurants & Leisure—0.6%
Accor S.A.	13,753	478,020
Carnival Corp.	23,980	822,514
Carnival plc	17,022	597,747
Chipotle Mexican Grill, Inc. (a) (b)	1,715	558,867
Compass Group plc	174,488	2,229,541
Crown, Ltd.	37,548	482,270
Darden Restaurants, Inc.	6,875	355,300
Echo Entertainment Group, Ltd.	69,680	253,085
Flight Centre, Ltd. (b)	5,127	180,148

MIST-7

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Galaxy Entertainment Group, Ltd. (a)	196,771	$824,528
Genting Singapore plc (b)	572,000	691,226
InterContinental Hotels Group plc	25,445	777,956
International Game Technology	14,310	236,115
Marriott International, Inc. - Class A	13,455	568,205
McDonald’s Corp.	54,060	5,389,241
McDonald’s Holdings Co. Japan, Ltd. (b)	6,177	166,185
MGM China Holdings, Ltd.	89,000	191,722
OPAP S.A.	20,901	165,032
Oriental Land Co., Ltd.	4,660	763,319
Sands China, Ltd.	226,435	1,174,649
Shangri-La Asia, Ltd.	145,200	286,233
SJM Holdings, Ltd.	181,956	456,008
Sky City Entertainment Group, Ltd.	54,026	199,584
Sodexo	8,772	817,902
Starbucks Corp.	40,700	2,318,272
Starwood Hotels & Resorts Worldwide, Inc.	10,505	669,484
TABCORP. Holdings, Ltd.	68,364	230,304
Tatts Group, Ltd.	127,742	422,413
TUI Travel plc	41,845	207,743
Whitbread plc	16,692	653,659
Wyndham Worldwide Corp.	7,645	492,950
Wynn Macau, Ltd. (a)	145,878	390,316
Wynn Resorts, Ltd.	4,240	530,678
Yum! Brands, Inc.	24,500	1,762,530

		26,343,746

Household Durables—0.2%
Casio Computer Co., Ltd. (b)	20,900	163,659
DR Horton, Inc. (b)	14,850	360,855
Electrolux AB-Series B (b)	22,523	573,872
Garmin, Ltd. (b)	5,900	194,936
Harman International Industries, Inc.	3,590	160,222
Husqvarna AB - B Shares	37,767	223,205
Leggett & Platt, Inc. (b)	7,480	252,674
Lennar Corp. - Class A (b)	8,735	362,328
Newell Rubbermaid, Inc.	15,455	403,376
Panasonic Corp. (a) (b)	206,928	1,557,320
PulteGroup, Inc. (a)	18,080	365,939
Rinnai Corp. (b)	2,975	212,009
Sekisui Chemical Co., Ltd.	39,915	441,886
Sekisui House, Ltd.	50,549	687,822
Sharp Corp. (a) (b)	93,178	266,666
Sony Corp. (b)	94,175	1,634,739
Whirlpool Corp.	4,190	496,347

		8,357,855

Household Products—0.5%
Clorox Co. (The)	6,975	617,497
Colgate-Palmolive Co.	23,965	2,828,589
Henkel AG & Co. KGaA	12,092	954,839
Kimberly-Clark Corp.	21,215	2,078,646
Procter & Gamble Co. (The) (c)	147,755	11,386,000
Reckitt Benckiser Group plc	60,940	4,372,777
Svenska Cellulosa AB - B Shares	54,268	1,401,196

Household Products—(Continued)
Unicharm Corp. (b)	10,661	$609,176

		24,248,720

Independent Power Producers & Energy Traders—0.0%
AES Corp. (The)	33,205	417,387
Electric Power Development Co., Ltd. (b)	10,870	276,637
Enel Green Power S.p.A.	164,032	308,046
NRG Energy, Inc.	12,135	321,456

		1,323,526

Industrial Conglomerates—0.8%
3M Co.	34,135	3,628,892
Danaher Corp.	31,290	1,944,673
Fraser and Neave, Ltd.	86,000	663,538
General Electric Co. (c)	566,205	13,090,660
Hopewell Holdings, Ltd.	53,000	215,152
Hutchison Whampoa, Ltd.	199,600	2,089,672
Keppel Corp., Ltd.	134,000	1,212,403
Koninklijke Philips Electronics N.V.	97,457	2,896,279
NWS Holdings, Ltd.	134,500	241,186
Sembcorp Industries, Ltd.	91,600	383,828
Siemens AG	77,122	8,308,351
Smiths Group plc	36,785	704,967

		35,379,601

Insurance—1.9%
ACE, Ltd.	18,230	1,621,923
Admiral Group plc	19,000	385,504
Aegon N.V.	163,917	986,903
Aflac, Inc.	25,055	1,303,361
Ageas	21,627	732,120
AIA Group, Ltd.	1,016,373	4,441,825
Allianz SE	42,618	5,790,801
Allstate Corp. (The)	25,935	1,272,630
American International Group, Inc. (a)	79,595	3,089,878
AMP, Ltd.	271,450	1,476,934
Aon plc	17,330	1,065,795
Assicurazioni Generali S.p.A.	109,425	1,712,920
Assurant, Inc.	4,355	196,019
Aviva plc	273,576	1,232,643
AXA S.A.	165,705	2,856,507
Baloise Holding AG	4,362	408,837
Berkshire Hathaway, Inc. - Class B (a) (c)	98,330	10,245,986
Chubb Corp. (The)	14,310	1,252,554
Cincinnati Financial Corp. (b)	7,840	369,970
CNP Assurances	15,011	206,088
Dai-ichi Life Insurance Co., Ltd. (The) (b)	802	1,077,406
Delta Lloyd N.V.	12,911	222,804
Genworth Financial, Inc. - Class A (a)	26,315	263,150
Gjensidige Forsikring ASA	18,753	310,583
Hannover Rueckversicherung AG	5,642	442,640
Hartford Financial Services Group, Inc.	23,290	600,882
Insurance Australia Group, Ltd.	194,916	1,161,946
Legal & General Group plc	554,038	1,455,122
Lincoln National Corp.	14,920	486,541

MIST-8

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Loews Corp.	16,770	$739,054
Mapfre S.A. (b)	72,178	223,345
Marsh & McLennan Cos., Inc.	29,140	1,106,446
MetLife, Inc. (d)	56,965	2,165,809
MS&AD Insurance Group Holdings (b)	47,439	1,056,770
Muenchener Rueckversicherungs AG	16,791	3,141,543
NKSJ Holdings, Inc. (b)	34,766	731,006
Old Mutual plc	458,194	1,417,701
Principal Financial Group, Inc. (b)	14,875	506,196
Progressive Corp. (The)	30,055	759,490
Prudential Financial, Inc.	25,010	1,475,340
Prudential plc	239,665	3,899,929
QBE Insurance Group, Ltd.	110,718	1,562,617
Resolution, Ltd.	130,477	541,542
RSA Insurance Group plc	333,003	590,423
Sampo Oyj - A Shares	39,257	1,511,187
SCOR SE	15,252	438,163
Sony Financial Holdings, Inc. (b)	16,316	243,784
Standard Life plc	221,036	1,232,892
Suncorp Group, Ltd.	120,642	1,489,067
Swiss Life Holding AG (a)	2,857	423,948
Swiss Re AG	33,021	2,687,381
T&D Holdings, Inc. (b)	54,302	650,196
Tokio Marine Holdings, Inc.	64,879	1,875,308
Torchmark Corp.	5,060	302,588
Travelers Cos., Inc. (The)	20,680	1,741,049
Tryg A.S.	2,236	180,629
Unum Group	15,015	424,174
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,518	170,452
XL Group plc	16,315	494,345
Zurich Financial Services AG (a)	13,728	3,823,254

		84,275,900

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)	19,470	5,188,560
Expedia, Inc.	5,065	303,951
Netflix, Inc. (a)	2,943	557,433
priceline.com, Inc. (a)	2,745	1,888,368
Rakuten, Inc. (b)	68,084	696,594
TripAdvisor, Inc. (a) (b)	5,865	308,030

		8,942,936

Internet Software & Services—0.4%
Akamai Technologies, Inc. (a) (b)	9,500	335,255
Dena Co., Ltd. (b)	9,899	269,681
eBay, Inc. (a)	62,215	3,373,297
Google, Inc. - Class A (a) (c)	14,205	11,279,196
Gree, Inc. (b)	8,695	109,410
United Internet AG	9,047	220,053
VeriSign, Inc. (a) (b)	8,345	394,552
Yahoo Japan Corp.	1,364	628,511
Yahoo!, Inc. (a)	55,855	1,314,268

		17,924,223

IT Services—0.7%
Accenture plc - Class A	34,085	$2,589,438
Amadeus IT Holding S.A. - A Shares	29,371	795,099
Atos S.A.	5,144	354,247
Automatic Data Processing, Inc.	25,965	1,688,244
Cap Gemini S.A.	13,872	632,254
Cognizant Technology Solutions Corp. - Class A (a)	16,015	1,226,909
Computer Sciences Corp.	8,235	405,409
Computershare, Ltd.	41,656	443,559
Fidelity National Information Services, Inc.	13,395	530,710
Fiserv, Inc. (a) (b)	7,280	639,403
International Business Machines Corp. (c)	57,655	12,297,812
Itochu Techno-Solutions Corp. (b)	2,300	113,816
MasterCard, Inc. - Class A	5,800	3,138,554
Nomura Research Institute, Ltd. (b)	9,430	244,413
NTT Data Corp. (b)	119	393,051
Otsuka Corp. (b)	1,460	158,967
Paychex, Inc. (b)	17,275	605,834
SAIC, Inc. (b)	15,160	205,418
Teradata Corp. (a)	9,040	528,930
Total System Services, Inc.	8,635	213,975
Visa, Inc. - Class A	28,010	4,757,219
Western Union Co. (The) (b)	32,250	485,040

		32,448,301

Leisure Equipment & Products—0.1%
Hasbro, Inc. (b)	6,175	271,329
Mattel, Inc.	18,235	798,511
Namco Bandai Holdings, Inc. (b)	16,610	294,341
Nikon Corp. (b)	31,855	750,797
Sankyo Co., Ltd. (b)	4,504	210,940
Sega Sammy Holdings, Inc. (b)	18,648	374,546
Shimano, Inc.	6,941	568,438
Yamaha Corp.	14,700	143,235

		3,412,137

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	18,635	782,111
Life Technologies Corp. (a)	9,395	607,199
Lonza Group AG (a)	4,945	321,136
PerkinElmer, Inc.	6,060	203,858
QIAGEN N.V. (a)	22,110	461,240
Thermo Fisher Scientific, Inc.	19,560	1,496,144
Waters Corp. (a)	4,750	446,072

		4,317,760

Machinery—1.0%
Alfa Laval AB	31,445	726,543
Amada Co., Ltd.	32,986	219,039
Andritz AG	6,752	453,358
Atlas Copco AB - A Shares	62,918	1,792,856
Atlas Copco AB - B Shares	36,513	925,862
Caterpillar, Inc.	35,045	3,047,864
Cummins, Inc.	9,555	1,106,565
Deere & Co.	20,975	1,803,431

MIST-9

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Dover Corp. (b)	9,800	$714,224
FANUC Corp. (b)	17,910	2,755,385
Fiat Industrial S.p.A.	80,158	902,135
Flowserve Corp.	2,780	466,234
GEA Group AG	16,357	539,536
Hino Motors, Ltd. (b)	24,133	262,084
Hitachi Construction Machinery Co., Ltd. (b)	10,058	216,422
IHI Corp. (b)	123,748	376,698
Illinois Tool Works, Inc.	23,170	1,411,980
IMI plc	30,121	593,136
Ingersoll-Rand plc	15,375	845,779
Invensys plc	76,211	407,740
Japan Steel Works, Ltd. (The) (b)	29,374	155,623
Joy Global, Inc.	5,705	339,562
JTEKT Corp.	20,817	197,201
Kawasaki Heavy Industries, Ltd. (b)	132,697	420,859
Komatsu, Ltd. (b)	87,487	2,087,988
Kone Oyj - Class B (b)	14,518	1,144,552
Kubota Corp. (b)	102,359	1,483,994
Kurita Water Industries, Ltd. (b)	10,524	233,370
Makita Corp. (b)	10,490	467,702
MAN SE	3,917	421,438
Melrose Industries plc	112,747	455,058
Metso Oyj (b)	11,943	510,246
Mitsubishi Heavy Industries, Ltd.	284,000	1,643,884
Nabtesco Corp. (b)	8,740	179,363
NGK Insulators, Ltd. (b)	24,922	265,912
NSK, Ltd. (b)	41,284	314,692
PACCAR, Inc.	18,895	955,331
Pall Corp.	6,210	424,578
Parker Hannifin Corp.	8,035	735,845
Pentair, Ltd.	11,273	594,651
Sandvik AB	94,010	1,450,725
Scania AB - B Shares	29,944	628,374
Schindler Holding AG	6,464	940,209
Sembcorp Marine, Ltd. (b)	77,700	278,258
SKF AB - B Shares	36,737	898,867
SMC Corp. (b)	5,013	973,942
Snap-on, Inc.	3,080	254,716
Stanley Black & Decker, Inc.	9,040	731,969
Sulzer AG	2,198	376,448
Sumitomo Heavy Industries, Ltd. (b)	51,676	204,930
THK Co., Ltd. (b)	11,252	223,145
Vallourec S.A.	9,604	462,103
Volvo AB - B Shares	130,779	1,905,583
Wartsila Oyj Abp (b)	15,664	706,668
Weir Group plc (The)	19,837	682,736
Xylem, Inc.	9,900	272,844
Yangzijiang Shipbuilding Holdings, Ltd. (b)	179,890	141,004
Zardoya Otis S.A.	14,404	192,636

		43,923,877

Marine—0.1%
AP Moeller - Maersk A.S. - Class A	139	1,041,608
AP Moeller - Maersk A.S. - Class B	194	1,523,728
Kuehne & Nagel International AG	5,022	548,449

Marine—(Continued)
Mitsui OSK Lines, Ltd. (a) (b)	100,913	$334,475
Nippon Yusen KK (b)	150,984	388,797
Orient Overseas International, Ltd.	20,500	138,917

		3,975,974

Media—0.9%
Axel Springer AG	3,701	160,431
British Sky Broadcasting Group plc	101,319	1,359,891
Cablevision Systems Corp. - Class A (b)	11,525	172,414
CBS Corp. - Class B	31,910	1,489,878
Comcast Corp. - Class A	143,440	6,025,914
Dentsu, Inc. (b)	16,887	505,246
DIRECTV (a)	33,675	1,906,342
Discovery Communications, Inc. - Class A (a) (b)	13,250	1,043,305
Eutelsat Communications S.A.	12,346	435,585
Gannett Co., Inc. (b)	12,330	269,657
Hakuhodo DY Holdings, Inc. (b)	2,184	168,294
Interpublic Group of Cos., Inc. (The)	23,415	305,098
ITV plc	347,826	684,429
JCDecaux S.A.	6,214	170,771
Jupiter Telecommunications Co., Ltd.	195	255,379
Kabel Deutschland Holding AG	8,264	762,023
Lagardere SCA	11,052	407,231
McGraw-Hill Cos., Inc. (The)	15,015	781,981
News Corp. - Class A	109,125	3,330,495
Omnicom Group, Inc. (b)	14,255	839,620
Pearson plc	76,541	1,379,349
Publicis Groupe S.A.	16,538	1,110,209
Reed Elsevier N.V.	64,479	1,105,285
Reed Elsevier plc	114,357	1,361,421
Scripps Networks Interactive, Inc. - Class A (b)	4,650	299,181
SES S.A.	28,401	890,573
Singapore Press Holdings, Ltd. (b)	151,000	546,123
Telenet Group Holding N.V.	4,716	233,182
Time Warner Cable, Inc.	16,435	1,578,746
Time Warner, Inc.	50,885	2,931,994
Toho Co., Ltd.	10,594	221,498
Viacom, Inc. - Class B	25,420	1,565,109
Walt Disney Co. (The)	96,270	5,468,136
Washington Post Co. (The) - Class B (b)	253	113,091
Wolters Kluwer N.V.	28,263	617,642
WPP plc	118,381	1,893,467

		42,388,990

Metals & Mining—1.1%
Alcoa, Inc. (b)	57,170	487,088
Allegheny Technologies, Inc.	5,705	180,906
Alumina, Ltd. (a) (b)	228,760	267,300
Anglo American plc	130,365	3,355,959
Antofagasta plc	36,905	552,609
ArcelorMittal	93,672	1,209,974
BHP Billiton plc	197,954	5,747,350
BHP Billiton, Ltd.	302,270	10,343,678
Boliden AB	25,554	412,215
Cliffs Natural Resources, Inc. (b)	7,625	144,951
Daido Steel Co., Ltd. (b)	26,068	138,920

MIST-10

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Eurasian Natural Resources Corp. plc	24,125	$90,347
Evraz plc (b)	31,404	106,605
Fortescue Metals Group, Ltd. (b)	131,352	543,987
Freeport-McMoRan Copper & Gold, Inc.	50,860	1,683,466
Fresnillo plc	16,788	346,974
Glencore International plc (b)	357,024	1,941,131
Hitachi Metals, Ltd. (b)	15,465	148,047
Iluka Resources, Ltd. (b)	39,228	383,565
JFE Holdings, Inc. (b)	46,061	890,420
Kazakhmys plc (b)	19,624	117,156
Kobe Steel, Ltd. (a) (b)	233,670	274,921
Maruichi Steel Tube, Ltd. (b)	4,400	102,742
Mitsubishi Materials Corp. (b)	104,804	296,406
Newcrest Mining, Ltd.	71,733	1,499,027
Newmont Mining Corp.	26,565	1,112,808
Nippon Steel Sumitomo Metal Corp. (b)	712,089	1,812,246
Norsk Hydro ASA	87,282	379,617
Nucor Corp. (b)	16,970	783,166
OZ Minerals, Ltd.	28,418	158,456
Randgold Resources, Ltd.	8,172	703,713
Rio Tinto plc	125,651	5,918,253
Rio Tinto, Ltd.	40,835	2,439,861
Salzgitter AG	3,606	144,772
Sims Metal Management, Ltd. (b)	15,311	160,466
Sumitomo Metal Mining Co., Ltd. (b)	48,516	689,165
ThyssenKrupp AG (a)	36,105	734,804
United States Steel Corp. (b)	7,675	149,663
Vedanta Resources plc (b)	9,924	151,758
Voestalpine AG	10,276	315,946
Xstrata plc	197,033	3,211,581
Yamato Kogyo Co., Ltd. (b)	3,900	106,871

		50,238,890

Multi-Utilities—0.5%
AGL Energy, Ltd.	51,156	846,372
Ameren Corp.	12,930	452,809
CenterPoint Energy, Inc.	22,830	547,007
Centrica plc	487,239	2,726,609
CMS Energy Corp.	14,185	396,329
Consolidated Edison, Inc.	15,705	958,476
Dominion Resources, Inc.	30,760	1,789,617
DTE Energy Co.	9,240	631,462
E.ON SE	168,835	2,949,111
GDF Suez	119,656	2,306,263
Integrys Energy Group, Inc.	4,190	243,690
National Grid plc	341,081	3,971,981
NiSource, Inc.	15,250	447,435
PG&E Corp.	22,865	1,018,178
Public Service Enterprise Group, Inc.	27,070	929,584
RWE AG	45,830	1,709,025
SCANA Corp.	7,010	358,632
Sempra Energy	12,080	965,675
Suez Environnement Co.	26,258	335,097
TECO Energy, Inc. (b)	10,865	193,614
Veolia Environnement S.A.	31,802	401,459
Wisconsin Energy Corp.	12,325	528,619

		24,707,044

Multiline Retail—0.2%
Dollar General Corp. (a)	14,340	$725,317
Dollar Tree, Inc. (a)	12,340	597,626
Don Quijote Co., Ltd. (b)	5,060	224,463
Family Dollar Stores, Inc.	5,240	309,422
Harvey Norman Holdings, Ltd. (b)	49,785	142,166
Isetan Mitsukoshi Holdings, Ltd. (b)	33,297	481,264
J Front Retailing Co., Ltd. (b)	44,915	351,097
J.C. Penney Co., Inc. (b)	7,575	114,458
Kohl’s Corp. (b)	11,585	534,416
Macy’s, Inc.	21,530	900,815
Marks & Spencer Group plc	150,706	893,337
Marui Group Co., Ltd. (b)	20,900	217,141
Next plc	15,417	1,024,599
Nordstrom, Inc.	8,150	450,124
PPR	7,049	1,551,887
Takashimaya Co., Ltd.	24,372	241,919
Target Corp.	35,140	2,405,333

		11,165,384

Office Electronics—0.1%
Brother Industries, Ltd. (b)	22,046	228,360
Canon, Inc. (b)	106,233	3,917,560
Konica Minolta Holdings, Inc. (b)	44,753	327,763
Ricoh Co., Ltd. (b)	58,478	637,061
Xerox Corp.	70,100	602,860

		5,713,604

Oil, Gas & Consumable Fuels—3.0%
Anadarko Petroleum Corp.	26,765	2,340,599
Apache Corp.	20,955	1,616,888
BG Group plc	318,567	5,468,781
BP plc	1,785,462	12,538,776
Cabot Oil & Gas Corp.	11,210	757,908
Caltex Australia, Ltd.	12,653	282,633
Chesapeake Energy Corp.	27,755	566,479
Chevron Corp. (c)	105,280	12,509,369
ConocoPhillips	65,120	3,913,712
CONSOL Energy, Inc.	12,120	407,838
Cosmo Oil Co., Ltd. (a) (b)	51,000	107,345
Delek Group, Ltd.	423	118,815
Denbury Resources, Inc. (a) (b)	20,965	390,997
Devon Energy Corp.	20,180	1,138,556
ENI S.p.A.	238,469	5,354,790
EOG Resources, Inc.	14,545	1,862,778
EQT Corp.	7,980	540,645
Exxon Mobil Corp. (c)	243,589	21,949,805
Galp Energia, SGPS, S.A.	25,215	395,296
Hess Corp.	15,910	1,139,315
Idemitsu Kosan Co., Ltd. (b)	2,000	174,197
Inpex Corp.	206	1,107,213
Japan Petroleum Exploration Co. (b)	2,600	102,361
JX Holdings, Inc.	210,024	1,180,546
Kinder Morgan, Inc.	30,520	1,180,514
Lundin Petroleum AB (a)	20,847	451,696
Marathon Oil Corp.	37,730	1,272,256
Marathon Petroleum Corp.	18,165	1,627,584

MIST-11

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Murphy Oil Corp.	9,855	$628,059
Neste Oil Oyj (b)	11,972	169,005
Newfield Exploration Co. (a)	7,170	160,751
Noble Energy, Inc.	9,595	1,109,758
Occidental Petroleum Corp.	43,435	3,404,001
OMV AG	13,722	584,017
Origin Energy, Ltd.	102,196	1,417,716
Peabody Energy Corp.	14,345	303,397
Phillips 66	33,560	2,348,193
Pioneer Natural Resources Co.	6,615	821,914
QEP Resources, Inc.	9,495	302,321
Range Resources Corp.	8,735	707,884
Repsol S.A.	76,478	1,556,115
Royal Dutch Shell plc - A Shares	348,339	11,312,676
Royal Dutch Shell plc - B Shares	246,605	8,206,103
Santos, Ltd.	89,573	1,164,672
Showa Shell Sekiyu KK	17,600	124,979
Southwestern Energy Co. (a)	18,635	694,340
Spectra Energy Corp.	34,950	1,074,712
Statoil ASA	104,572	2,553,220
Tesoro Corp.	7,475	437,661
TonenGeneral Sekiyu KK	26,075	258,623
Total S.A.	199,538	9,537,224
Tullow Oil plc	85,048	1,591,905
Valero Energy Corp.	29,555	1,344,457
Whitehaven Coal, Ltd.	42,662	94,532
Williams Cos., Inc. (The)	33,565	1,257,345
Woodside Petroleum, Ltd.	61,741	2,311,832
WPX Energy, Inc. (a)	10,655	170,693

		136,145,797

Paper & Forest Products—0.1%
International Paper Co.	23,385	1,089,273
Nippon Paper Group, Inc. (a) (b) (e)	9,172	142,839
Oji Holdings Corp. (b)	74,372	279,416
Stora Enso Oyj - R Shares	51,600	334,275
UPM-Kymmene Oyj	49,207	551,267

		2,397,070

Personal Products—0.2%
Avon Products, Inc.	23,130	479,485
Beiersdorf AG	9,433	871,412
Estee Lauder Cos., Inc. (The) - Class A	12,920	827,268
Kao Corp. (b)	49,324	1,598,083
L’Oreal S.A.	22,568	3,580,859
Shiseido Co., Ltd. (b)	33,709	473,473

		7,830,580

Pharmaceuticals—3.0%
AbbVie, Inc.	84,130	3,430,821
Actavis, Inc. (a)	6,870	632,796
Allergan, Inc.	16,465	1,837,988
Astellas Pharma, Inc.	41,624	2,245,220
AstraZeneca plc	116,901	5,877,886
Bayer AG	77,517	7,998,031

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.	90,015	$3,707,718
Chugai Pharmaceutical Co., Ltd.	20,974	467,757
Daiichi Sankyo Co., Ltd. (b)	63,099	1,216,732
Dainippon Sumitomo Pharma Co., Ltd. (b)	14,900	264,053
Eisai Co., Ltd. (b)	23,580	1,056,093
Eli Lilly & Co.	54,750	3,109,252
Forest Laboratories, Inc. (a)	12,455	473,788
GlaxoSmithKline plc	466,353	10,915,753
Hisamitsu Pharmaceutical Co., Inc. (b)	5,725	310,125
Hospira, Inc. (a) (b)	8,840	290,217
Johnson & Johnson (c)	147,870	12,055,841
Kyowa Hakko Kirin Co., Ltd.	24,167	273,985
Merck & Co., Inc. (c)	163,305	7,222,980
Merck KGaA	5,973	901,405
Mitsubishi Tanabe Pharma Corp. (b)	20,801	318,602
Mylan, Inc. (a)	21,685	627,564
Novartis AG	215,671	15,358,242
Novo Nordisk A.S. - Class B	38,119	6,222,563
Ono Pharmaceutical Co., Ltd. (b)	7,734	478,759
Orion Oyj - Class B (b)	9,033	237,679
Otsuka Holdings Co., Ltd. (b)	33,958	1,182,661
Perrigo Co.	4,710	559,218
Pfizer, Inc. (c)	391,916	11,310,696
Roche Holding AG	65,815	15,366,034
Sanofi	111,772	11,398,014
Santen Pharmaceutical Co., Ltd. (b)	6,937	321,953
Shionogi & Co., Ltd.	27,898	565,074
Shire plc	52,706	1,605,142
Taisho Pharmaceutical Holdings Co., Ltd. (b)	3,352	237,729
Takeda Pharmaceutical Co., Ltd. (b)	73,950	4,047,985
Teva Pharmaceutical Industries, Ltd.	88,438	3,515,135
Tsumura & Co. (b)	5,600	204,799
UCB S.A.	10,286	657,136

		138,503,426

Professional Services—0.2%
Adecco S.A. (a)	12,375	678,559
ALS, Ltd. (b)	31,883	348,983
Bureau Veritas S.A.	5,111	636,434
Capita Group plc (The)	61,271	838,502
Dun & Bradstreet Corp. (The) (b)	2,425	202,851
Equifax, Inc.	6,415	369,440
Experian plc	94,599	1,645,191
Intertek Group plc	15,077	778,926
Randstad Holding N.V. (b)	11,224	459,971
Robert Half International, Inc.	7,580	284,478
SGS S.A.	488	1,198,935

		7,442,270

Real Estate Investment Trusts—2.3%
Acadia Realty Trust	4,650	129,131
Activia Properties, Inc.	18	172,964
Advance Residence Investment Corp.	102	273,923
Aedifica	750	47,797
Affine S.A.	450	8,223
Agree Realty Corp.	1,300	39,130

MIST-12

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Alexander’s, Inc. (b)	200	$65,938
Alexandria Real Estate Equities, Inc.	5,650	401,037
Allied Properties Real Estate Investment Trust	5,700	185,333
Alstria Office REIT-AG	6,200	69,932
American Assets Trust, Inc.	2,850	91,229
American Campus Communities, Inc.	9,400	426,196
American Tower Corp.	21,165	1,628,012
ANF Immobilier	650	18,077
Apartment Investment & Management Co. - Class A	20,565	630,523
Artis Real Estate Investment Trust	10,050	159,280
Ascendas Real Estate Investment Trust	341,200	716,361
Ashford Hospitality Trust, Inc. (b)	4,600	56,856
Associated Estates Realty Corp. (b)	4,150	77,356
AvalonBay Communities, Inc.	15,445	1,956,418
Befimmo S.C.A. Sicafi	1,300	82,740
Beni Stabili S.p.A.	74,650	44,564
Big Yellow Group plc	11,400	61,623
BioMed Realty Trust, Inc.	14,800	319,680
Boardwalk Real Estate Investment Trust	3,500	215,302
Boston Properties, Inc.	21,475	2,170,263
Brandywine Realty Trust (b)	12,900	191,565
BRE Properties, Inc.	6,850	333,458
British Land Co. plc	158,658	1,311,050
BWP Trust	48,500	120,513
Calloway Real Estate Investment Trust	9,000	259,408
Camden Property Trust	7,500	515,100
Campus Crest Communities, Inc.	5,650	78,535
Canadian Apartment Properties	9,000	223,438
Canadian Real Estate Investment Trust	6,100	269,977
CapitaCommercial Trust (b)	354,800	453,928
CapitaMall Trust	447,550	755,233
CapLease, Inc.	7,450	47,457
CBL & Associates Properties, Inc.	14,150	333,940
CDL Hospitality Trusts (b)	55,050	91,075
Cedar Realty Trust, Inc. (b)	6,450	39,410
CFS Retail Property Trust	361,153	758,650
Champion	234,000	121,566
Charter Hall Retail	29,450	120,079
Chartwell Retirement Residences	15,250	166,334
Chesapeake Lodging Trust	4,500	103,230
Cofinimmo	1,400	160,524
Colonial Properties Trust	6,950	157,140
Cominar Real Estate Investment Trust	11,081	251,759
Commonwealth Property Office Fund (b)	209,650	242,622
CommonWealth REIT	10,450	234,498
Corio N.V.	12,148	567,161
Corporate Office Properties Trust (b)	6,750	180,090
Cousins Properties, Inc. (b)	8,200	87,658
Crombie Real Estate Investment Trust	4,550	66,289
CubeSmart (b)	11,350	179,330
Daiwahouse Residential Investment Corp.	18	85,936
DCT Industrial Trust, Inc. (b)	23,900	176,860
DDR Corp.	21,700	378,014
Derwent London plc	8,200	268,534
Dexus Property Group	829,696	903,374
DiamondRock Hospitality Co.	17,050	158,735

Real Estate Investment Trusts—(Continued)
Digital Realty Trust, Inc. (b)	11,000	$736,010
Douglas Emmett, Inc.	11,700	291,681
Duke Realty Corp.	28,300	480,534
Dundee International Real Estate Investment Trust	7,000	73,318
Dundee Real Estate Investment Trust	8,650	312,076
DuPont Fabros Technology, Inc. (b)	5,650	137,126
EastGroup Properties, Inc. (b)	2,550	148,410
Education Realty Trust, Inc.	10,300	108,459
EPR Properties (b)	4,100	213,405
Equity Lifestyle Properties, Inc.	3,350	257,280
Equity One, Inc.	5,400	129,438
Equity Residential	45,010	2,478,251
Essex Property Trust, Inc. (b)	3,250	489,385
Eurobank Properties Real Estate Investment Co.	1,200	8,952
Eurocommercial Properties N.V.	3,200	117,375
Excel Trust, Inc. (b)	4,050	55,283
Extra Space Storage, Inc.	9,200	361,284
Federal Realty Investment Trust	5,700	615,828
Federation Centres, Ltd.	240,352	591,129
FelCor Lodging Trust, Inc. (a)	10,250	60,988
First Industrial Realty Trust, Inc. (b)	8,550	146,462
First Potomac Realty Trust	4,500	66,735
Fonciere Des Regions	5,144	402,952
Franklin Street Properties Corp. (b)	6,550	95,761
Frontier Real Estate Investment Corp.	20	228,487
Gecina S.A.	3,703	430,003
General Growth Properties, Inc.	47,400	942,312
Getty Realty Corp.	2,200	44,462
Glimcher Realty Trust (b)	12,950	150,220
GLP J-Reit	140	151,182
Goodman Group	311,789	1,555,035
Government Properties Income Trust	4,750	122,218
GPT Group	271,198	1,050,325
Granite Real Estate Investment Trust	4,200	160,665
Great Portland Estates plc	30,850	232,852
H&R Real Estate Investment Trust	17,200	396,031
Hamborner REIT AG	4,000	36,889
Hammerson plc	130,136	975,034
Hansteen Holdings plc	59,600	78,278
HCP, Inc.	63,315	3,156,886
Health Care REIT, Inc.	35,395	2,403,674
Healthcare Realty Trust, Inc. (b)	7,800	221,442
Hersha Hospitality Trust	15,650	91,396
Highwoods Properties, Inc. (b)	7,100	280,947
Home Properties, Inc. (b)	4,500	285,390
Hospitality Properties Trust	11,050	303,212
Host Hotels & Resorts, Inc.	102,515	1,792,987
Hudson Pacific Properties, Inc.	3,650	79,388
ICADE (b)	4,156	363,749
Immobiliare Grande Distribuzione	8,500	9,101
Industrial & Infrastructure Fund Investment Corp.	13	143,744
Inland Real Estate Corp. (b)	6,500	65,585
InnVest Real Estate Investment Trust	6,550	31,981
Intervest Offices & Warehouses	700	17,680
Intu Properties plc	102,895	523,569
Investa Office Fund	50,062	159,615
Investors Real Estate Trust (b)	8,500	83,895

MIST-13

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Japan Excellent, Inc.	17	$128,143
Japan Logistics Fund, Inc.	10	116,738
Japan Prime Realty Investment Corp.	144	557,329
Japan Real Estate Investment Corp. (b)	109	1,508,828
Japan Retail Fund Investment Corp. (b)	377	935,209
Kenedix Realty Investment Corp.	25	121,339
Kilroy Realty Corp. (b)	6,600	345,840
Kimco Realty Corp. (b)	57,920	1,297,408
Kite Realty Group Trust	5,450	36,733
Kiwi Income Property Trust	87,500	85,779
Klepierre (b)	17,858	702,081
Land Securities Group plc	142,591	1,797,202
LaSalle Hotel Properties	8,500	215,730
Lexington Realty Trust (b)	17,100	201,780
Liberty Property Trust	10,350	411,412
Link REIT (The)	417,000	2,278,475
London & Stamford Property plc	52,100	83,974
LTC Properties, Inc.	2,800	114,044
Macerich Co. (The)	12,200	785,436
Mack-Cali Realty Corp. (b)	7,700	220,297
Mapletree Commercial Trust	112,850	122,447
Mapletree Industrial Trust	98,950	112,139
Mapletree Logistics Trust	124,650	122,235
Medical Properties Trust, Inc. (b)	13,050	209,322
Mercialys S.A.	3,550	72,707
Mid-America Apartment Communities, Inc. (b)	3,800	262,428
Mirvac Group	624,029	1,056,590
Morguard Real Estate Investment Trust	3,200	56,134
Mori Hills REIT Investment Corp. (b)	21	155,745
Mori Trust Sogo REIT, Inc.	16	171,438
Mucklow A & J Group plc	3,500	19,846
National Health Investors, Inc. (b)	2,250	147,263
National Retail Properties, Inc.	9,750	352,657
Nieuwe Steen Investments N.V. (b)	5,293	34,718
Nippon Accommodations Fund, Inc.	23	194,490
Nippon Building Fund, Inc. (b)	124	1,736,981
Nomura Real Estate Office Fund, Inc.	51	375,568
Northern Property Real Estate Investment Trust	2,700	84,095
NorthWest Healthcare Properties Real Estate Investment Trust	3,000	37,594
Omega Healthcare Investors, Inc. (b)	10,050	305,118
Orix JREIT, Inc.	125	176,377
Parkway Properties, Inc. (b)	2,550	47,303
Pebblebrook Hotel Trust	5,250	135,398
Pennsylvania Real Estate Investment Trust	4,300	83,377
Piedmont Office Realty Trust, Inc. - Class A (b)	15,000	293,850
Plum Creek Timber Co., Inc. (b)	8,635	450,747
Post Properties, Inc.	4,750	223,725
Premier Investment Corp. (b)	18	97,079
Primaris Retail Real Estate Investment Trust	7,800	209,080
Primary Health Properties plc	5,550	27,929
Prime Office REIT-AG	3,800	15,590
ProLogis, Inc.	65,480	2,617,890
PS Business Parks, Inc.	1,600	126,272
Public Storage	20,475	3,118,752
Ramco-Gershenson Properties Trust	4,050	68,040
Realty Income Corp.	15,966	724,058

Real Estate Investment Trusts—(Continued)
Regency Centers Corp.	8,050	$425,925
Retail Opportunity Investments Corp. (b)	4,900	68,649
RioCan Real Estate Investment Trust	26,300	719,732
RLJ Lodging Trust	9,650	219,634
Rouse Properties, Inc. (b)	2,200	39,820
Sabra Health Care REIT, Inc. (b)	3,300	95,733
Saul Centers, Inc.	1,100	48,114
Segro plc	136,195	526,636
Senior Housing Properties Trust	16,800	450,744
Shaftesbury plc	22,000	194,823
Simon Property Group, Inc.	43,610	6,914,802
SL Green Realty Corp. (b)	7,950	684,574
Societe de la Tour Eiffel	450	25,696
Societe Immobiliere de Location pour l’Industrie et le Commerce	700	74,750
Sovran Self Storage, Inc.	2,700	174,123
Spirit Realty Capital, Inc. (b)	2,750	52,250
STAG Industrial, Inc.	3,800	80,826
Stockland	402,529	1,534,235
Strategic Hotels & Resorts, Inc. (a) (b)	15,150	126,503
Sun Communities, Inc. (b)	2,650	130,725
Sunstone Hotel Investors, Inc. (a)	13,950	171,724
Suntec Real Estate Investment Trust	181,200	263,099
Tanger Factory Outlet Centers, Inc. (b)	8,350	302,103
Taubman Centers, Inc.	5,500	427,130
Tokyu REIT, Inc.	11	83,361
Top REIT, Inc.	14	83,408
UDR, Inc.	22,350	540,646
Unibail-Rodamco SE	17,047	3,970,456
United Urban Investment Corp.	183	298,641
Universal Health Realty Income Trust (b)	1,100	63,481
Urstadt Biddle Properties, Inc. - Class A (b)	2,150	46,784
Vastned Retail N.V.	1,700	70,619
Ventas, Inc.	41,992	3,073,814
Vornado Realty Trust	23,890	1,998,160
Warehouses De Pauw SCA	900	57,092
Washington Real Estate Investment Trust (b)	5,950	165,648
Weingarten Realty Investors (b)	9,650	304,457
Wereldhave Belgium N.V.	200	20,864
Wereldhave N.V.	1,950	135,097
Westfield Group	385,356	4,361,934
Westfield Retail Trust	525,261	1,654,694
Weyerhaeuser Co.	28,840	904,999
Winthrop Realty Trust	2,900	36,482
Workspace Group plc	8,900	46,467
WP Carey, Inc.	5,150	347,110

		103,392,037

Real Estate Management & Development—1.0%
Aeon Mall Co., Ltd. (b)	14,047	428,506
Agile Property Holdings, Ltd.	107,900	128,886
Allreal Holding AG (a)	800	116,322
Azrieli Group	3,100	86,348
Brookfield Office Properties, Inc.	22,450	385,419
CA Immobilien Anlagen AG (a)	6,350	83,694
Capital & Counties Properties plc	59,100	244,724

MIST-14

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
CapitaLand, Ltd.	464,100	$1,324,140
CapitaMalls Asia, Ltd.	245,988	407,613
Castellum AB (b)	14,700	209,427
CBRE Group, Inc. - Class A (a)	16,155	407,914
Cheung Kong Holdings, Ltd.	129,500	1,914,676
City Developments, Ltd.	99,300	909,368
Citycon Oyj (b)	19,900	56,946
Conwert Immobilien Invest SE	5,550	60,560
Country Garden Holdings Co., Ltd. (a)	324,853	161,353
Daejan Holdings plc	350	19,428
Daito Trust Construction Co., Ltd. (b)	6,744	578,324
Daiwa House Industry Co., Ltd. (b)	47,810	936,110
Deutsche Euroshop AG	4,100	165,946
Deutsche Wohnen AG	14,050	255,536
Development Securities plc	12,100	27,706
DIC Asset AG	1,750	17,488
Fabege AB (b)	11,900	121,729
Fastighets AB Balder-B Shares (a)	7,700	54,284
First Capital Realty, Inc. (b)	7,450	138,975
Forest City Enterprises, Inc. - Class A (a) (b)	12,050	214,128
GAGFAH S.A. (a)	6,600	81,079
Global Logistic Properties, Ltd.	460,818	976,533
Grainger plc	37,400	77,294
GSW Immobilien AG	4,400	174,245
Hang Lung Properties, Ltd.	406,700	1,523,701
Helical Bar plc	7,600	27,337
Henderson Land Development Co., Ltd.	172,500	1,180,784
Hongkong Land Holdings, Ltd.	104,750	777,015
Hufvudstaden A.B. - A Shares (b)	10,150	127,533
Hulic Co., Ltd. (b)	24,767	204,081
Hysan Development Co., Ltd.	113,900	578,493
IMMOFINANZ AG (a)	87,238	330,683
IVG Immobilien AG (a) (b)	13,200	11,068
Keppel Land, Ltd.	141,350	450,322
Kerry Properties, Ltd.	123,650	551,128
Killam Properties, Inc. (b)	4,650	54,929
Klovern AB	8,150	35,294
Kungsleden AB	12,550	80,944
LEG Immobilien AG (a)	2,400	128,595
Lend Lease Group	51,005	543,287
Mitsubishi Estate Co., Ltd.	229,644	6,507,303
Mitsui Fudosan Co., Ltd. (b)	152,068	4,337,971
Mobimo Holding AG (a)	550	123,389
New World China Land, Ltd.	235,350	100,078
New World Development Co., Ltd.	681,200	1,158,144
Nomura Real Estate Holdings, Inc. (b)	16,859	377,686
Norwegian Property ASA	46,100	72,423
NTT Urban Development Corp. (b)	206	248,014
Patrizia Immobilien AG (a)	2,880	26,782
PSP Swiss Property AG (a)	3,600	328,036
Quintain Estates & Development plc (a)	37,400	38,184
Safestore Holdings plc	15,400	27,740
Schroder Real Estate Investment Trust, Ltd.	30,850	19,930
Shimao Property Holdings, Ltd.	120,650	233,131
Shui On Land, Ltd.	212,050	91,269
Sino Land Co., Ltd.	534,950	909,370
Soho China, Ltd.	140,800	117,406

Real Estate Management & Development—(Continued)
Sponda Oyj (b)	22,050	$104,248
St. Modwen Properties plc	14,750	57,986
Sumitomo Realty & Development Co., Ltd. (b)	75,245	2,929,976
Sun Hung Kai Properties, Ltd.	283,650	3,821,382
Swire Pacific, Ltd.-Class A	63,400	809,411
Swire Properties, Ltd.	213,800	762,674
Swiss Prime Site AG (a)	9,763	790,667
TAG Immobilien AG	10,650	121,936
Technopolis plc	5,250	25,182
Tokyo Tatemono Co., Ltd.	37,850	270,288
Tokyu Land Corp. (b)	78,122	736,560
Unite Group plc	13,750	67,249
UOL Group, Ltd.	90,650	510,902
Wallenstam AB - B Shares	9,100	118,474
Wharf Holdings, Ltd.	276,850	2,476,141
Wheelock & Co., Ltd.	84,800	454,807
Wihlborgs Fastigheter AB	6,100	100,485
Wing Tai Holdings, Ltd.	36,800	56,477
Yanlord Land Group, Ltd. (a)	55,350	67,134

		46,368,730

Road & Rail—0.4%
Asciano, Ltd.	91,420	534,564
Aurizon Holdings, Ltd.	170,261	717,277
Central Japan Railway Co. (b)	13,521	1,429,027
ComfortDelGro Corp., Ltd.	176,700	272,456
CSX Corp.	55,700	1,371,891
DSV A.S. (b)	17,545	424,780
East Japan Railway Co. (b)	31,826	2,619,681
Hankyu Hanshin Holdings, Inc. (b)	107,000	646,307
Keikyu Corp. (b)	43,373	453,084
Keio Corp. (b)	53,672	461,302
Keisei Electric Railway Co., Ltd. (b)	25,811	272,798
Kintetsu Corp. (b)	151,710	707,085
MTR Corp., Ltd.	135,200	537,992
Nippon Express Co., Ltd. (b)	79,307	380,721
Norfolk Southern Corp.	17,090	1,317,297
Odakyu Electric Railway Co., Ltd. (b)	58,552	729,932
Ryder System, Inc.	2,730	163,118
Tobu Railway Co., Ltd. (b)	95,045	545,532
Tokyu Corp. (b)	106,569	789,126
Union Pacific Corp.	25,465	3,626,471
West Japan Railway Co. (b)	15,941	767,076

		18,767,517

Semiconductors & Semiconductor Equipment—0.5%
Advanced Micro Devices, Inc. (a) (b)	32,160	82,008
Advantest Corp. (b)	14,007	198,036
Altera Corp.	17,170	609,020
Analog Devices, Inc.	16,010	744,305
Applied Materials, Inc.	66,360	894,533
ARM Holdings plc	129,237	1,817,960
ASM Pacific Technology, Ltd.	18,600	204,933
ASML Holding N.V.	29,476	1,984,593
Broadcom Corp. - Class A	27,505	953,598
First Solar, Inc. (a) (b)	3,180	85,733

MIST-15

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Infineon Technologies AG	101,900	$804,971
Intel Corp. (c)	268,270	5,861,700
KLA-Tencor Corp.	8,940	471,496
Lam Research Corp. (a)	9,737	403,696
Linear Technology Corp.	12,320	472,718
LSI Corp. (a)	29,880	202,586
Mellanox Technologies, Ltd. (a)	3,331	184,027
Microchip Technology, Inc. (b)	10,300	378,628
Micron Technology, Inc. (a)	54,510	544,010
NVIDIA Corp.	33,160	425,111
Rohm Co., Ltd. (b)	8,978	312,025
STMicroelectronics N.V.	59,703	459,795
Sumco Corp. (b)	10,800	122,819
Teradyne, Inc. (a) (b)	10,000	162,200
Texas Instruments, Inc.	60,980	2,163,570
Tokyo Electron, Ltd. (b)	16,025	683,288
Xilinx, Inc.	13,990	533,998

		21,761,357

Software—0.8%
Adobe Systems, Inc. (a)	26,370	1,147,359
Autodesk, Inc. (a)	12,125	500,035
BMC Software, Inc. (a)	7,795	361,142
CA, Inc.	18,305	460,737
Citrix Systems, Inc. (a)	10,000	721,600
Dassault Systemes S.A.	5,782	668,865
Electronic Arts, Inc. (a)	16,980	300,546
Intuit, Inc.	14,845	974,574
Konami Corp. (b)	9,403	188,002
Microsoft Corp. (c)	404,575	11,574,891
Nexon Co., Ltd. (b)	10,154	99,230
NICE Systems, Ltd. (a)	5,596	206,306
Nintendo Co., Ltd. (b)	9,887	1,069,927
Oracle Corp. (c)	204,190	6,603,505
Oracle Corp. Japan (b)	3,533	159,372
Red Hat, Inc. (a)	10,305	521,021
Sage Group plc (The)	115,971	605,690
Salesforce.com, Inc. (a)	6,915	1,236,609
SAP AG	86,376	6,922,134
Symantec Corp. (a)	37,660	929,449
Trend Micro, Inc. (b)	9,824	275,961

		35,526,955

Specialty Retail—0.6%
ABC-Mart, Inc. (b)	2,400	91,500
Abercrombie & Fitch Co. - Class A	4,355	201,201
AutoNation, Inc. (a)	2,055	89,906
AutoZone, Inc. (a)	2,075	823,298
Bed Bath & Beyond, Inc. (a)	12,405	799,130
Best Buy Co., Inc.	14,165	313,755
CarMax, Inc. (a)	12,200	508,740
Fast Retailing Co., Ltd.	4,879	1,560,420
GameStop Corp. - Class A (b)	6,575	183,903
Gap, Inc. (The)	15,920	563,568
Hennes & Mauritz AB - B Shares	88,984	3,186,584
Home Depot, Inc. (The)	80,880	5,643,806

Specialty Retail—(Continued)
Inditex S.A.	20,438	$2,723,658
Kingfisher plc	222,166	973,785
L Brands, Inc.	12,810	572,095
Lowe’s Cos., Inc.	61,170	2,319,566
Nitori Holdings Co., Ltd.	3,208	247,925
O’Reilly Automotive, Inc. (a)	6,375	653,756
PetSmart, Inc.	5,830	362,043
Ross Stores, Inc.	11,970	725,621
Sanrio Co., Ltd. (b)	4,126	183,113
Shimamura Co., Ltd.	2,000	234,099
Staples, Inc. (b)	36,545	490,799
Tiffany & Co. (b)	6,340	440,884
TJX Cos., Inc.	39,470	1,845,222
Urban Outfitters, Inc. (a)	5,840	226,242
USS Co., Ltd.	2,048	235,342
Yamada Denki Co., Ltd. (b)	8,150	373,859

		26,573,820

Textiles, Apparel & Luxury Goods—0.5%
Adidas AG	19,605	2,035,644
Asics Corp. (b)	13,878	229,679
Burberry Group plc	41,348	835,742
Christian Dior S.A.	5,058	840,535
Coach, Inc.	15,310	765,347
Compagnie Financiere Richemont S.A. - Class A	48,938	3,847,055
Fossil, Inc. (a)	2,919	281,975
Hugo Boss AG	2,231	250,013
Luxottica Group S.p.A.	15,359	771,448
LVMH Moet Hennessy Louis Vuitton S.A.	23,776	4,084,634
NIKE, Inc. - Class B	39,510	2,331,485
PVH Corp.	4,308	460,137
Ralph Lauren Corp.	3,285	556,183
Swatch Group AG (The)	6,856	2,082,115
VF Corp.	4,745	795,974
Yue Yuen Industrial Holdings, Ltd.	69,100	225,823

		20,393,789

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	25,435	219,758
People’s United Financial, Inc. (b)	18,745	251,933

		471,691

Tobacco—0.7%
Altria Group, Inc.	108,975	3,747,650
British American Tobacco plc	182,196	9,755,257
Imperial Tobacco Group plc	92,939	3,254,078
Japan Tobacco, Inc. (b)	103,194	3,302,801
Lorillard, Inc.	21,090	850,982
Philip Morris International, Inc. (c)	90,415	8,382,375
Reynolds American, Inc.	17,530	779,910
Swedish Match AB	19,277	598,995

		30,672,048

Trading Companies & Distributors—0.3%
Brenntag AG	4,745	741,056

MIST-16

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—(Continued)
Bunzl plc	31,041	$612,167
Fastenal Co.	14,410	739,953
ITOCHU Corp. (b)	141,010	1,729,708
Marubeni Corp. (b)	154,709	1,182,962
Mitsubishi Corp. (b)	131,785	2,475,836
Mitsui & Co., Ltd. (b)	162,905	2,291,204
Noble Group, Ltd.	363,000	356,670
Rexel S.A.	10,111	220,755
Sojitz Corp. (b)	117,300	184,041
Sumitomo Corp. (b)	105,513	1,330,742
Toyota Tsusho Corp. (b)	19,826	508,279
Wolseley plc	25,619	1,280,327
WW Grainger, Inc.	3,280	737,934

		14,391,634

Transportation Infrastructure—0.1%
Abertis Infraestructuras S.A. (b)	34,345	579,854
Aeroports de Paris	2,688	228,135
Atlantia S.p.A.	31,016	491,343
Auckland International Airport, Ltd.	86,810	213,834
Fraport AG Frankfurt Airport Services Worldwide (b)	3,403	190,869
Groupe Eurotunnel S.A.	52,467	418,078
Hutchison Port Holdings Trust	489,902	417,012
Kamigumi Co., Ltd. (b)	21,677	199,359
Koninklijke Vopak N.V.	6,576	396,651
Mitsubishi Logistics Corp. (b)	11,300	209,701
Sydney Airport	17,440	59,670
Transurban Group	123,274	819,391

		4,223,897

Water Utilities—0.0%
Severn Trent plc	22,255	579,210
United Utilities Group plc	63,846	687,684

		1,266,894

Wireless Telecommunication Services—0.5%
Crown Castle International Corp. (a)	15,760	1,097,526
KDDI Corp. (b)	50,464	2,111,313
MetroPCS Communications, Inc. (a)	16,890	184,101
Millicom International Cellular S.A.	5,878	469,975
NTT DoCoMo, Inc. (b)	1,433	2,129,721
Softbank Corp. (b)	88,832	4,093,384
Sprint Nextel Corp. (a)	160,855	998,910
StarHub, Ltd.	56,000	196,599
Tele2 AB - B Shares	29,789	519,035
Vodafone Group plc	4,611,099	13,087,907

		24,888,471

Total Common Stocks (Cost $1,658,628,564)		1,911,936,474

U.S. Treasury & Government Agencies—20.5%
Security Description	Principal Amount*	Value

Federal Agencies—2.3%
Federal Home Loan Banks
0.375%, 11/27/13	5,960,000	$5,969,053
0.375%, 01/29/14 (b)	5,965,000	5,975,922
2.500%, 06/13/14	4,725,000	4,856,109
4.750%, 12/16/16	1,785,000	2,061,955
Federal Home Loan Mortgage Corp.
5.000%, 07/15/14	7,710,000	8,188,089
4.375%, 07/17/15	4,305,000	4,703,299
2.000%, 08/25/16 (b)	3,900,000	4,096,541
0.750%, 01/12/18	10,255,000	10,204,320
2.375%, 01/13/22 (b)	4,405,000	4,593,812
6.250%, 07/15/32 (b)	2,480,000	3,616,812
Federal National Mortgage Association
1.750%, 05/07/13	50,000	50,084
3.875%, 07/12/13 (b)	799,000	807,730
0.500%, 08/09/13 (b)	5,940,000	5,948,470
4.625%, 10/15/13	10,000	10,245
2.750%, 03/13/14 (b)	4,560,000	4,672,723
0.500%, 05/27/15	6,510,000	6,535,064
2.375%, 04/11/16 (b)	966,000	1,023,658
5.250%, 09/15/16 (b)	5,445,000	6,327,656
1.250%, 01/30/17 (b)	14,970,000	15,311,121
5.375%, 06/12/17 (b)	756,000	902,218
7.250%, 05/15/30 (b)	1,941,000	3,042,659
6.625%, 11/15/30	1,650,000	2,463,955

		101,361,495

U.S. Treasury—18.2%
U.S. Treasury Bonds 7.250%, 05/15/16 (b)	13,085,000	15,863,521
8.875%, 02/15/19 (b)	2,158,000	3,141,407
6.250%, 08/15/23	4,620,000	6,539,467
6.000%, 02/15/26	7,077,000	10,074,775
6.250%, 05/15/30 (b)	1,815,000	2,741,218
5.375%, 02/15/31 (b)	11,020,000	15,331,575
4.750%, 02/15/37 (b)	1,740,000	2,290,820
3.500%, 02/15/39	5,264,000	5,724,600
4.250%, 05/15/39	1,235,000	1,517,893
4.375%, 11/15/39	8,320,000	10,427,298
4.375%, 05/15/40	6,650,000	8,336,400
4.375%, 05/15/41	7,495,000	9,403,887
3.750%, 08/15/41	8,025,000	9,077,029
3.125%, 11/15/41	15,840,000	15,936,529
3.125%, 02/15/42	5,645,000	5,674,106
2.750%, 08/15/42	8,785,000	8,152,208
U.S. Treasury Notes
1.125%, 06/15/13	31,755,000	31,826,957
0.750%, 08/15/13	23,053,000	23,110,632
0.250%, 11/30/13	10,620,000	10,628,719
2.000%, 11/30/13 (b)	34,006,600	34,429,030
1.000%, 01/15/14	18,767,500	18,896,527
1.250%, 02/15/14	5,430,000	5,482,394
0.250%, 02/28/14	11,915,000	11,926,641
2.625%, 07/31/14	12,915,000	13,334,234
0.250%, 09/15/14	18,255,000	18,267,121

MIST-17

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
0.375%, 11/15/14	18,250,000	$18,296,337
0.250%, 01/31/15	18,915,000	18,922,396
2.250%, 01/31/15 (b)	18,460,000	19,142,872
1.250%, 08/31/15	25,605,000	26,197,116
2.125%, 12/31/15	15,450,000	16,206,818
2.000%, 01/31/16	17,020,000	17,813,830
2.000%, 04/30/16	21,417,000	22,479,497
3.250%, 07/31/16	18,515,000	20,252,225
1.000%, 09/30/16	17,635,000	17,967,032
3.125%, 10/31/16	28,880,000	31,601,045
0.875%, 11/30/16 (f)	17,792,000	18,039,415
0.875%, 01/31/17	21,673,700	21,961,548
3.125%, 01/31/17 (b)	14,130,000	15,524,235
0.875%, 02/28/17	17,235,000	17,458,521
2.375%, 07/31/17	15,830,100	17,013,653
1.875%, 10/31/17	13,345,000	14,064,376
0.625%, 11/30/17	19,755,000	19,691,725
2.250%, 11/30/17	16,220,000	17,382,017
0.750%, 12/31/17 (b)	19,375,000	19,403,772
0.875%, 01/31/18 (b)	18,995,000	19,121,146
2.625%, 01/31/18 (b)	18,655,000	20,344,154
1.250%, 01/31/19	6,545,000	6,654,936
2.750%, 02/15/19	4,678,000	5,158,225
3.500%, 05/15/20 (b)	9,995,000	11,542,666
2.625%, 08/15/20	6,995,000	7,641,492
2.625%, 11/15/20 (f)	15,004,000	16,367,263
3.625%, 02/15/21	16,280,000	18,968,740
2.125%, 08/15/21	11,970,000	12,510,517
2.000%, 11/15/21	17,230,000	17,771,125
2.000%, 02/15/22 (b)	9,370,000	9,634,262
1.625%, 11/15/22 (b)	16,550,000	16,259,084

		829,527,028

Total U.S. Treasury & Government Agencies (Cost $913,853,644)		930,888,523

Foreign Government—4.4%

Sovereign—4.4%
Australia Government Bonds
6.000%, 02/15/17 (AUD)	230,000	266,531
5.250%, 03/15/19 (AUD)	510,000	591,875
5.750%, 05/15/21 (AUD)	1,715,000	2,092,174
Austria Government Bonds
4.000%, 09/15/16 (144A) (EUR)	1,850,000	2,659,718
3.400%, 11/22/22 (144A) (EUR)	1,165,000	1,718,841
4.150%, 03/15/37 (144A) (EUR)	240,000	394,898
Belgium Government Bonds
3.750%, 09/28/15 (EUR)	610,000	848,926
5.500%, 09/28/17 (EUR)	900,000	1,390,882
4.250%, 09/28/21 (EUR)	490,000	747,610
5.500%, 03/28/28 (EUR)	815,000	1,404,924
4.250%, 03/28/41 (EUR)	390,000	597,307
Bundesrepublik Deutschland
4.000%, 07/04/16 (EUR)	4,990,000	7,213,772

Sovereign—(Continued)
2.500%, 01/04/21 (EUR)	2,715,000	$3,912,678
2.000%, 01/04/22 (EUR)	855,000	1,180,307
5.500%, 01/04/31 (EUR)	1,245,000	2,420,827
4.250%, 07/04/39 (EUR)	920,000	1,667,888
2.500%, 07/04/44 (EUR)	380,000	517,508
Canadian Government Bonds
3.500%, 06/01/13 (CAD)	455,000	449,733
4.000%, 06/01/16 (CAD)	1,370,000	1,468,193
3.500%, 06/01/20 (CAD)	420,000	467,373
2.750%, 06/01/22 (CAD)	1,075,000	1,146,081
5.750%, 06/01/29 (CAD)	385,000	555,206
4.000%, 06/01/41 (CAD)	675,000	864,739
Denmark Government Bonds
4.000%, 11/15/15 (DKK)	500,000	94,952
4.000%, 11/15/19 (DKK)	7,430,000	1,551,580
4.500%, 11/15/39 (DKK)	1,645,000	420,808
Finland Government Bond
3.500%, 04/15/21 (EUR)	915,000	1,367,359
France Government Bond OAT
3.250%, 04/25/16 (EUR)	2,885,000	4,018,435
3.750%, 04/25/21 (EUR)	3,920,000	5,827,817
2.250%, 10/25/22 (EUR)	1,030,000	1,346,396
5.500%, 04/25/29 (EUR)	1,310,000	2,283,324
4.500%, 04/25/41 (EUR)	1,345,000	2,157,836
French Treasury Note BTAN
1.750%, 02/25/17 (EUR)	2,475,000	3,313,780
Italy Buoni Poliennali Del Tesoro
3.750%, 12/15/13 (EUR)	896,000	1,170,319
3.000%, 04/01/14 (EUR)	1,000,000	1,302,081
3.750%, 04/15/16 (EUR)	2,580,000	3,406,159
5.250%, 08/01/17 (EUR)	2,605,000	3,584,654
3.750%, 03/01/21 (EUR)	4,625,000	5,804,558
5.500%, 11/01/22 (EUR)	710,000	966,678
5.250%, 11/01/29 (EUR)	1,890,000	2,478,517
5.000%, 08/01/39 (EUR)	1,010,000	1,266,723
Japan Government Five Year Bond
0.200%, 06/20/17 (JPY)	314,800,000	3,355,350
Japan Government Ten Year Bonds
1.000%, 06/20/13 (JPY)	388,500,000	4,135,623
1.500%, 12/20/15 (JPY)	288,600,000	3,184,656
1.900%, 06/20/16 (JPY)	1,140,000,000	12,815,339
1.700%, 03/20/17 (JPY)	1,551,100,000	17,510,401
0.800%, 09/20/22 (JPY)	44,300,000	483,931
0.800%, 12/20/22 (JPY)	138,500,000	1,511,881
Japan Government Thirty Year Bonds
2.300%, 03/20/40 (JPY)	305,700,000	3,778,944
1.900%, 09/20/42 (JPY)	245,800,000	2,789,500
Japan Government Twenty Year Bonds
2.500%, 12/21/20 (JPY)	852,300,000	10,538,524
1.400%, 12/20/22 (JPY)	770,450,000	8,875,280
2.100%, 06/20/29 (JPY)	683,450,000	8,307,916
2.100%, 12/20/29 (JPY)	89,600,000	1,086,589
1.700%, 12/20/31 (JPY)	561,250,000	6,326,859
1.700%, 09/20/32 (JPY)	130,900,000	1,463,535
Mexican Bonos
7.250%, 12/15/16 (MXN)	2,120,000	187,242

MIST-18

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/Principal Amount*/ Contracts	Value

Sovereign—(Continued)
6.500%, 06/10/21 (MXN)	29,455,000	$2,642,688
Netherlands Government Bonds
4.500%, 07/15/17 (144A) (EUR)	1,805,000	2,694,860
2.250%, 07/15/22 (144A) (EUR)	830,000	1,125,304
5.500%, 01/15/28 (144A) (EUR)	645,000	1,174,593
3.750%, 01/15/42 (144A) (EUR)	190,000	308,804
Poland Government Bond
5.500%, 10/25/19 (PLN)	3,610,000	1,232,521
South Africa Government Bond
8.250%, 09/15/17 (ZAR)	12,430,000	1,471,951
Spain Government Bonds
2.500%, 10/31/13 (EUR)	665,000	858,824
3.400%, 04/30/14 (EUR)	1,000,000	1,304,668
3.150%, 01/31/16 (EUR)	1,465,000	1,884,773
3.800%, 01/31/17 (EUR)	515,000	666,098
4.000%, 04/30/20 (EUR)	2,895,000	3,619,676
5.850%, 01/31/22 (EUR)	785,000	1,067,131
6.000%, 01/31/29 (EUR)	190,000	258,019
4.200%, 01/31/37 (EUR)	650,000	678,935
Sweden Government Bonds
4.500%, 08/12/15 (SEK)	660,000	109,430
5.000%, 12/01/20 (SEK)	6,770,000	1,293,879
United Kingdom Gilt
2.250%, 03/07/14 (GBP)	940,000	1,455,049
4.000%, 09/07/16 (GBP)	1,170,000	1,999,265
3.750%, 09/07/20 (GBP)	1,395,000	2,488,236
8.000%, 06/07/21 (GBP)	1,170,000	2,684,430
4.750%, 12/07/30 (GBP)	560,000	1,104,032
4.250%, 09/07/39 (GBP)	2,940,000	5,425,973
3.250%, 01/22/44 (GBP)	345,000	528,886

Total Foreign Government (Cost $216,115,581)		201,369,562

Investment Company Securities—1.9%
F&C Commercial Property Trust, Ltd.	41,900	65,963
IRP Property Investments, Ltd.	9,700	9,521
iShares MSCI Emerging Markets Index Fund	1,233,336	52,762,114
Medicx Fund, Ltd.	21,950	29,693
Picton Property Income, Ltd.	31,250	19,029
SPDR S&P 500 ETF Trust	199,340	31,206,677
Standard Life Investment Property Income Trust plc	10,500	9,617
UK Commercial Property Trust, Ltd.	35,450	37,430

Total Investment Company Securities (Cost $85,080,886)		84,140,044

Purchased Options—0.2%

Put Options—0.2%
iShares MSCI EAFE Index Fund, Strike Price 57, Expires 06/22/13	1,878,100	1,915,662

Put Options—(Continued)
iShares MSCI Emerging Markets, Strike Price 43, Expires 06/22/13	2,550,500	$3,086,105
S&P 500 Index, Strike Price 1475, Expires 06/22/13	143,300	2,142,335

Total Purchased Options (Cost $7,349,207)		7,144,102

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	4,894	312,714
Porsche Automobil Holding SE	14,336	1,048,561
Volkswagen AG	13,534	2,690,300

		4,051,575

Household Products—0.0%
Henkel AG & Co. KGaA	16,608	1,599,061

Media—0.0%
ProSiebenSat.1 Media AG	8,193	292,661

Multi-Utilities—0.0%
RWE AG (b)	3,560	127,700

Total Preferred Stocks (Cost $5,359,421)		6,070,997

Warrant—0.0%

Real Estate Investment Trusts—0.0%
Nieuwe Steen Investments N.V., expires 04/01/2013 (a) (Cost $0)	550	0

Short-Term Investments—39.1%

Mutual Fund—8.5%
State Street Navigator Securities Lending MET Portfolio (g)	387,056,988	387,056,988

U.S. Treasury—3.1%
U.S. Treasury Bills
0.066%, 04/04/13 (h)	10,000,000	9,999,946
0.054%, 04/11/13 (h)	11,460,000	11,459,831
0.063%, 04/18/13 (f) (h)	100,000	99,997
0.065%, 04/18/13 (h)	1,000,000	999,969
0.071%, 04/18/13 (h)	14,900,000	14,899,501
0.056%, 04/25/13 (b) (f) (h)	13,000,000	12,999,510
0.214%, 05/09/13 (b) (f) (h)	36,340,000	36,337,315
0.093%, 06/06/13 (h)	9,400,000	9,398,415
0.076%, 06/27/13 (h)	9,000,000	8,998,358
0.035%, 08/08/13 (h)	36,340,000	36,325,936

		141,518,778

MIST-19

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—27.5%

Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $1,253,240,393, on 04/01/13, collateralized by $35,000,000 Federal National Mortgage Association at 4.125% due 04/15/14 with a value of $37,056,250; $3,970,000 U.S. Treasury Note at 4.750% due 05/15/14 with a value of $4,242,938; $311,615,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $316,827,072; $150,000,000 U.S. Treasury Note at 1.000% due 05/15/14 with a value of $151,875,000; $599,500,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $600,682,214; $115,610,000 U.S. Treasury Note at 1.875% due 02/28/14 with a value of $117,576,873; $50,000,000 U.S. Treasury Note at 0.250% due 02/28/14 with a value of $50,050,550.

	1,253,239,000	$1,253,239,000

Total Short-Term Investments (Cost $1,781,814,766)		1,781,814,766

Total Investments—108.2% (Cost $4,668,202,069) (i)		4,923,364,468
Other assets and liabilities (net)—(8.2)%		(371,187,509)

Net Assets—100.0%		$4,552,176,959

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $373,360,691 and the collateral received consisted of cash in the amount of $387,056,988 and non-cash collateral with a value of $622,381. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $87,685,259.
(d)	Affiliated Issuer.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent less than 0.05% of net assets.
(f)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 28, 2013, the market value of securities pledged was $53,166,883.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(i)	As of March 28, 2013, the aggregate cost of investments was $4,668,202,069. The aggregate unrealized appreciation and depreciation of investments were $313,855,161 and $(58,692,762), respectively, resulting in net unrealized appreciation of $255,162,399.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $10,077,018, which is 0.2% of net assets.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

The Portfolio invests in commodity-related instruments through its investment in the AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
13,388	AUD	04/26/13	State Street Bank and Trust	$13,938	$(24)
21,559,000	EUR	06/13/13	Goldman Sachs Capital Markets	27,949,087	(299,653)
5,161,000	EUR	06/13/13	Royal Bank of Scotland plc	6,679,521	(60,535)
122,606	GBP	04/11/13	Citibank N.A.	183,018	3,268
2,944,000	GBP	06/13/13	State Street Bank and Trust	4,445,572	26,029
2,986,000	GBP	06/13/13	State Street Bank and Trust	4,506,531	28,864
20,061,766	JPY	04/12/13	UBS AG	210,991	2,140

MIST-20

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
4,393,743,000	JPY	06/13/13	BNP Paribas S.A.	$46,968,243	$(270,014)
1,746,216,000	JPY	06/13/13	Goldman Sachs Capital Markets	18,994,855	(435,464)
444,360,000	JPY	06/13/13	Royal Bank of Scotland plc	4,630,294	92,519
40,065,000	SEK	06/13/13	Royal Bank of Scotland plc	6,250,712	(111,752)
2,792,000	SEK	06/13/13	State Street Bank and Trust	427,545	259
512,738	ZAR	04/19/13	State Street Bank and Trust	55,011	629

Net Unrealized Depreciation					$(1,023,734)

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
2,903,422	AUD	04/26/13	Barclays Bank plc	$2,962,695	$(55,014)
28,587,000	AUD	06/13/13	Barclays Bank plc	29,137,328	(467,825)
74,834,000	AUD	06/13/13	Deutsche Bank AG	76,379,846	(1,119,437)
5,077,305	CAD	04/19/13	Royal Bank of Scotland plc	4,942,137	(54,030)
4,936,000	CAD	06/13/13	Royal Bank of Canada	4,777,612	(73,536)
26,143,000	CHF	06/13/13	Barclays Bank plc	28,517,760	953,549
7,197,000	CHF	06/13/13	Deutsche Bank AG	7,613,456	25,206
11,541,518	DKK	04/18/13	Royal Bank of Scotland plc	2,016,658	31,934
856,483	EUR	04/11/13	Barclays Bank plc	1,113,589	15,648
64,321,937	EUR	04/11/13	Goldman Sachs Capital Markets	84,095,980	1,640,567
432,200	EUR	04/11/13	Royal Bank of Scotland plc	556,501	2,456
57,243,000	EUR	06/13/13	Barclays Bank plc	76,749,182	3,334,990
19,373,000	EUR	06/13/13	Barclays Bank plc	25,401,103	555,215
384,867	GBP	04/11/13	Barclays Bank plc	581,849	(2,911)
341,767	GBP	04/11/13	Deutsche Bank AG	514,423	(4,852)
9,761,301	GBP	04/11/13	Royal Bank of Scotland plc	14,772,040	(59,115)
5,537,000	GBP	06/13/13	Barclays Bank plc	8,698,101	288,027
14,494,000	GBP	06/13/13	Citibank N.A.	21,933,045	(81,694)
14,195,000	GBP	06/13/13	Deutsche Bank AG	21,440,795	(119,797)
386,911,682	JPY	04/12/13	Barclays Bank plc	4,134,268	23,822
116,987,135	JPY	04/12/13	Barclays Bank plc	1,252,771	9,931
52,081,444	JPY	04/12/13	Barclays Bank plc	557,867	4,568
61,297,843	JPY	04/12/13	Goldman Sachs Capital Markets	649,424	(1,788)
53,330,682	JPY	04/12/13	HSBC Bank USA	571,372	4,801
7,454,885,427	JPY	04/12/13	UBS AG	79,741,203	542,500
1,711,350,000	JPY	06/13/13	BNP Paribas S.A.	17,942,365	(246,458)
6,552,527,000	JPY	06/13/13	Barclays Bank plc	70,029,947	387,410
34,017,062	MXN	04/12/13	UBS AG	2,645,496	(105,977)
3,930,438	PLN	04/19/13	Standard Chartered Bank	1,233,117	27,797
9,336,852	SEK	04/18/13	Goldman Sachs Capital Markets	1,460,858	28,540
42,857,000	SEK	06/13/13	Barclays Bank plc	6,667,652	100,888
13,681,591	ZAR	04/19/13	Royal Bank of Scotland plc	1,484,129	(544)

Net Unrealized Appreciation					$5,584,871

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

MIST-21

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/17/13	6	AUD	718,106	$11,974
Canada Government Bond 10 Year Futures	06/19/13	16	CAD	2,118,921	40,753
Euro Stoxx 50 Index Futures	06/21/13	609	EUR	16,107,051	(623,237)
FTSE 100 Index Futures	06/21/13	566	GBP	36,320,606	(413,391)
German Euro Bund Futures	06/06/13	39	EUR	5,603,177	90,926
German Euro Buxl Futures	06/06/13	28	EUR	3,738,034	70,305
German Euro Schatz Futures	06/06/13	3	EUR	332,134	418
Japanese 10 Year Government Bond Mini Futures	06/11/13	17	JPY	2,465,161,220	153,596
MSCI EAFE E-Mini Index Futures	06/21/13	32	USD	2,668,557	(13,837)
Russell 2000 Mini Index Futures	06/21/13	978	USD	89,283,439	3,518,981
S&P 500 E-Mini Index Futures	06/21/13	5,380	USD	409,725,709	10,801,991
S&P Midcap 400 E-Mini Index Futures	06/21/13	1,542	USD	169,494,117	7,897,563
Topix Index Futures	06/14/13	318	JPY	3,212,552,960	1,022,330
U.S. Treasury Note 10 Year Futures	06/19/13	1,114	USD	145,848,371	1,182,223
U.S. Treasury Note 2 Year Futures	06/28/13	787	USD	173,490,243	6,367
U.S. Treasury Note 5 Year Futures	06/28/13	113	USD	13,989,679	28,501
Ultra Long U.S. Treasury Bond Futures	06/19/13	294	USD	45,887,838	444,724
United Kingdom Long Gilt Bond Futures	06/26/13	40	GBP	4,602,437	226,038

Net Unrealized Appreciation					$24,446,225

(AUD)—	Australia Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	U.S. Dollar

Options Written—Call

Call options written as of March 28, 2013 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Premium	Market Value	Unrealized Depreciation
S&P 500 Index	Morgan Stanley Co., Inc.	1,750	12/31/13	(1,433)	$(843,597)	$(1,382,845)	$(539,248)

Swap Agreements

Open interest rate swap agreements as of March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.850%	12/24/22	JPMorgan Chase Bank, N.A.	1,028,470,000	USD	$(11,886,542)	$—	$(11,886,542)
Pay	3-Month USD-LIBOR	1.939%	01/07/23	Credit Suisse International	17,270,000	USD	(69,227)	—	(69,227)
Pay	3-Month USD-LIBOR	1.925%	01/22/23	Goldman Sachs International	11,750,000	USD	(69,209)	—	(69,209)
Pay	3-Month USD-LIBOR	2.028%	01/30/23	Goldman Sachs International	19,880,000	USD	65,270	—	65,270
Pay	3-Month USD-LIBOR	2.044%	02/11/23	JPMorgan Chase Bank, N.A.	24,540,000	USD	101,105	—	101,105

MIST-22

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.064%	02/19/23	Credit Suisse International	11,930,000	USD	$67,946	$—	$67,946
Pay	3-Month USD-LIBOR	2.098%	03/14/23	Credit Suisse International	27,370,000	USD	224,472	—	224,472

Totals							$(11,566,185)	$—	$(11,566,185)

Open equity total return swap agreements as of March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	—	0.1400%	06/17/13	Citibank, N.A.	Dow Jones-UBS Commodity Index 2 Month Forward	USD	41,789,077	$(237,943)	$—	$(237,943)
Receive	—	0.1400%	06/17/13	JPMorgan Chase Bank, N.A.	Dow Jones-UBS Commodity Index 2 Month Forward	USD	113,347,955	(645,393)	—	(645,393)
Pay	1-Month USD-LIBOR	0.6517%	12/23/13	UBS AG	MSCI Emerging Markets	USD	69,098,561	(614,441)	—	(614,441)
Pay	1-Month USD-LIBOR	0.2017%	02/18/14	UBS AG	Russell 2000 Total Return Index	USD	83,490,594	(4,035)	—	(4,035)
Pay	1-Month USD-LIBOR	0.2032%	03/17/14	JPMorgan Chase Bank, N.A.	Russell 2000 Total Return Index	USD	210,536	(10)	—	(10)

Totals								$(1,501,822)	$—	$(1,501,822)

Transactions in Securities of Affiliated Issuers

A summary of Portfolio’s transactions in the securities of affiliated issuers during the period ended March 28, 2013 was as follows:

Security Description	Number of shares held at December 31, 2012	Shares purchased	Shares sold	Number of shares held at March 28, 2013	Realized Gain on shares sold	Income for the period ended March 28, 2013
MetLife, Inc.	56,965	—	—	56,965	$—	$10,539

MIST-23

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,945,759	$10,102,111	$—	$28,047,870
Air Freight & Logistics	5,768,824	3,218,256	—	8,987,080
Airlines	536,841	2,063,563	—	2,600,404
Auto Components	2,602,284	10,600,812	—	13,203,096
Automobiles	3,341,228	35,169,149	—	38,510,377
Beverages	18,368,860	29,452,493	—	47,821,353
Biotechnology	14,529,793	4,304,766	—	18,834,559
Building Products	387,686	5,747,125	—	6,134,811
Capital Markets	15,927,445	20,108,599	—	36,036,044
Chemicals	18,173,366	39,148,871	—	57,322,237
Commercial Banks	20,780,908	138,803,019	—	159,583,927
Commercial Services & Supplies	4,289,646	6,725,166	—	11,014,812
Communications Equipment	14,377,413	4,706,777	—	19,084,190
Computers & Peripherals	31,244,736	3,943,586	—	35,188,322
Construction & Engineering	1,310,631	6,662,922	—	7,973,553
Construction Materials	357,764	7,012,368	—	7,370,132
Consumer Finance	7,028,336	648,474	—	7,676,810
Containers & Packaging	1,408,490	1,887,954	—	3,296,444
Distributors	648,570	1,136,990	—	1,785,560
Diversified Consumer Services	519,459	262,001	—	781,460
Diversified Financial Services	27,206,349	12,600,970	—	39,807,319
Diversified Telecommunication Services	20,171,908	30,060,763	—	50,232,671
Electric Utilities	15,058,321	15,673,132	—	30,731,453
Electrical Equipment	5,017,772	13,989,671	—	19,007,443
Electronic Equipment, Instruments & Components	3,277,580	11,442,164	—	14,719,744
Energy Equipment & Services	13,945,196	8,656,734	—	22,601,930
Food & Staples Retailing	18,348,765	23,980,258	—	42,329,023
Food Products	14,282,390	46,149,302	—	60,431,692
Gas Utilities	787,930	5,876,621	—	6,664,551
Health Care Equipment & Supplies	16,625,720	7,388,368	—	24,014,088
Health Care Providers & Services	14,450,818	4,732,120	—	19,182,938
Health Care Technology	737,155	116,975	—	854,130
Hotels, Restaurants & Leisure	13,704,156	12,639,590	—	26,343,746
Household Durables	2,596,677	5,761,178	—	8,357,855
Household Products	16,910,732	7,337,988	—	24,248,720
Independent Power Producers & Energy Traders	738,843	584,683	—	1,323,526
Industrial Conglomerates	18,664,225	16,715,376	—	35,379,601

MIST-24

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$31,483,180	$52,792,720	$—	$84,275,900
Internet & Catalog Retail	8,246,342	696,594	—	8,942,936
Internet Software & Services	16,696,568	1,227,655	—	17,924,223
IT Services	29,312,895	3,135,406	—	32,448,301
Leisure Equipment & Products	1,069,840	2,342,297	—	3,412,137
Life Sciences Tools & Services	3,535,384	782,376	—	4,317,760
Machinery	13,705,573	30,218,304	—	43,923,877
Marine	—	3,975,974	—	3,975,974
Media	28,120,961	14,268,029	—	42,388,990
Metals & Mining	4,542,048	45,696,842	—	50,238,890
Multi-Utilities	9,461,127	15,245,917	—	24,707,044
Multiline Retail	6,037,511	5,127,873	—	11,165,384
Office Electronics	602,860	5,110,744	—	5,713,604
Oil, Gas & Consumable Fuels	67,980,729	68,165,068	—	136,145,797
Paper & Forest Products	1,089,273	1,164,958	142,839	2,397,070
Personal Products	1,306,753	6,523,827	—	7,830,580
Pharmaceuticals	45,258,879	93,244,547	—	138,503,426
Professional Services	856,769	6,585,501	—	7,442,270
Real Estate Investment Trusts	66,621,245	36,770,792	—	103,392,037
Real Estate Management & Development	1,329,960	45,038,770	—	46,368,730
Road & Rail	6,478,777	12,288,740	—	18,767,517
Semiconductors & Semiconductor Equipment	14,988,910	6,772,447	—	21,761,357
Software	25,331,468	10,195,487	—	35,526,955
Specialty Retail	16,763,535	9,810,285	—	26,573,820
Textiles, Apparel & Luxury Goods	5,191,101	15,202,688	—	20,393,789
Thrifts & Mortgage Finance	471,691	—	—	471,691
Tobacco	13,760,917	16,911,131	—	30,672,048
Trading Companies & Distributors	1,477,887	12,913,747	—	14,391,634
Transportation Infrastructure	—	4,223,897	—	4,223,897
Water Utilities	—	1,266,894	—	1,266,894
Wireless Telecommunication Services	2,280,537	22,607,934	—	24,888,471
Total Common Stocks	806,075,296	1,105,718,339	142,839	1,911,936,474
Total U.S. Treasury & Government Agencies*	—	930,888,523	—	930,888,523
Total Foreign Government*	—	201,369,562	—	201,369,562
Investment Company Securities	83,968,791	171,253	—	84,140,044
Total Purchased Options*	7,144,102	—	—	7,144,102
Total Preferred Stocks*	—	6,070,997	—	6,070,997
Total Warrant*	—	—	0	0
Short-Term Investments
Mutual Fund	387,056,988	—	—	387,056,988
U.S. Treasury	—	141,518,778	—	141,518,778
Repurchase Agreement	—	1,253,239,000	—	1,253,239,000
Total Short-Term Investments	387,056,988	1,394,757,778	—	1,781,814,766
Total Investments	$1,284,245,177	$3,638,976,452	$142,839	$4,923,364,468

Collateral for securities loaned (Liability)	$—	$(387,056,988)	$—	$(387,056,988)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$8,131,557	$—	$8,131,557
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(3,570,420)	—	(3,570,420)
Total Forward Contracts	$—	$4,561,137	$—	$4,561,137
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$25,496,690	$—	$—	$25,496,690
Futures Contracts (Unrealized Depreciation)	(1,050,465)	—	—	(1,050,465)
Total Futures Contracts	$24,446,225	$—	$—	$24,446,225
Written Options at value	(1,382,845)	—	—	(1,382,845)

MIST-25

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Swap Contracts
Swap Contracts at Value (Assets)	$—	$458,793	$—	$458,793
Swap Contracts at Value (Liabilities)	—	(13,526,800)	—	(13,526,800)
Total Swap Contracts	$—	$(13,068,007)	$—	$(13,068,007)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation	Purchases	Transfers in to Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation from Investments Still Held at March 28, 2013
Common stocks
Paper & Forest Products	$—	$12,730	$33,190	$96,919	$142,839	$12,730
Warrant
Real Estate Investment Trusts	0	—	—	—	0	—

Total	$0	$12,730	$33,190	$96,919	$142,839	$12,730

Common stocks in the amount of $96,919 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-26

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	15,057,211	$362,125,933
American Funds American Mutual Fund (Class R-6)	11,640,751	363,191,427
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	32,577,770	364,545,244
American Funds Bond Fund (Class 1) (a)	46,345,859	523,244,744
American Funds Fundamental Investors Fund (Class R-6)	8,124,063	359,083,599
American Funds Global Bond Fund (Class 1)	10,712,401	129,298,685
American Funds Global Small Capitalization Fund (Class 1)	6,324,268	140,651,729
American Funds Growth Fund (Class 1)	6,626,321	431,572,318
American Funds Growth-Income Fund (Class 1)	11,516,577	483,581,088
American Funds High-Income Bond Fund (Class 1) (a)	16,411,913	187,424,048
American Funds International Fund (Class 1)	15,481,104	284,697,503

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	16,686,769	$265,152,752
American Funds New World Fund (Class 1) (a)	5,843,392	133,696,803
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)	43,504,731	553,380,178

Total Mutual Funds (Cost $4,219,526,276)		4,581,646,051

Total Investments—100.1% (Cost $4,219,526,276) (b)		4,581,646,051
Other assets and liabilities (net)—(0.1)%		(2,493,137)

Net Assets—100.0%		$4,579,152,914

(a)	Affiliated Issuer.
(b)	As of March 28, 2013, the aggregate cost of investments was $4,219,526,276. The aggregate and net unrealized appreciation of investments was $362,119,775.

Transactions in Securities of Affiliated Underlying Portfolios

A summary of the Portfolio’s transactions in the securities of affiliated Underlying Portfolios for the period ended March 28, 2013 was as follows:

Underlying Portfolio	Number of shares Held at December 31, 2012	Shares purchased	Shares sold	Number of shares Held at March 28, 2013
American Funds Blue Chip Income and Growth Fund (Class 1)	8,791,646	23,786,124	—	32,577,770
American Funds Bond Fund (Class 1)	40,588,586	5,757,273	—	46,345,859
American Funds High-Income Bond Fund (Class 1)	18,814,847	—	(2,402,934)	16,411,913
American Funds International Growth and Income Fund (Class 1)	4,329,817	12,356,952	—	16,686,769
American Funds New World Fund (Class 1)	5,946,605	97,546	(200,759)	5,843,392
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	43,589,923	118,539	(203,731)	43,504,731

Underlying Portfolio	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
American Funds Blue Chip Income and Growth Fund (Class 1)	$—	$—	$—	$364,545,244
American Funds Bond Fund (Class 1)	—	—	—	523,244,744
American Funds High-Income Bond Fund (Class 1)	5,618,174	—	—	187,424,048
American Funds International Growth and Income Fund (Class 1)	—	—	—	265,152,752
American Funds New World Fund (Class 1)	1,921,876	—	—	133,696,803
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	88,045	—	—	553,380,178

	$7,628,095	$—	$—	$2,027,443,769

MIST-27

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,581,646,051	$—	$—	$4,581,646,051
Total Investments	$4,581,646,051	$—	$—	$4,581,646,051

MIST-28

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,828,734	$308,531,063
American Funds American Mutual Fund (Class R-6)	8,260,684	257,733,356
American Funds Blue Chip Income and Growth Fund (Class 1)	23,114,161	258,647,463
American Funds Bond Fund (Class 1)	8,669,030	97,873,354
American Funds Fundamental Investors Fund (Class R-6)	6,346,411	280,511,377
American Funds Global Bond Fund (Class 1)	4,070,461	49,130,468
American Funds Global Small Capitalization Fund (Class 1)	5,696,096	126,681,179
American Funds Growth Fund (Class 1)	4,978,304	324,236,935
American Funds Growth-Income Fund (Class 1)	6,493,531	272,663,378
American Funds High-Income Bond Fund (Class 1)	4,653,865	53,147,138
American Funds International Fund (Class 1)	11,620,911	213,708,550

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	11,077,509	$176,021,619
American Funds New World Fund (Class 1)	5,324,945	121,834,747
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	4,164,309	52,970,006

Total Mutual Funds (Cost $2,284,668,318)		2,593,690,633

Total Investments—100.1% (Cost $2,284,668,318) (b)		2,593,690,633
Other assets and liabilities (net)—(0.1)%		(1,465,057)

Net Assets—100.0%		$2,592,225,576

(a)	Affiliated Issuer.
(b)	As of March 28, 2013, the aggregate cost of investments was $2,284,668,318. The aggregate and net unrealized appreciation of investments was $309,022,315.

Transactions in Securities of Affiliated Underlying Portfolios

A summary of Portfolio’s transactions in the securities of affiliated Underlying Portfolios for the period ended March 28, 2013 was as follows:

Underlying Portfolio	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
American Funds International Growth and Income Fund (Class 1)	2,812,840	8,264,669	—	11,077,509

Underlying Portfolio	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
American Funds International Growth and Income Fund (Class 1)	$—	$—	$—	$176,021,619

MIST-29

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,593,690,633	$—	$—	$2,593,690,633
Total Investments	$2,593,690,633	$—	$—	$2,593,690,633

MIST-30

Met Investors Series Trust

American Funds® Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (Cost $735,217,303)	14,986,042	$976,040,929

Total Investments—100.1% (Cost $735,217,303) (a)		976,040,929
Other assets and liabilities (net)—(0.1)%		(553,817)

Net Assets—100.0%		$975,487,112

(a)	As of March 28, 2013, the aggregate cost of investments was $735,217,303. The aggregate and net unrealized appreciation of investments was $240,823,626.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$976,040,929	$—	$—	$976,040,929
Total Investments	$976,040,929	$—	$—	$976,040,929

MIST-31

Met Investors Series Trust

American Funds® International Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds International Fund (Class 1) (Cost $310,172,612)	18,729,805	$344,441,111

Total Investments—100.1% (Cost $310,172,612) (a)		344,441,111
Other assets and liabilities (net)—(0.1)%		(251,555)

Net Assets—100.0%		$344,189,556

(a)	As of March 28, 2013, the aggregate cost of investments was $310,172,612. The aggregate and net unrealized appreciation of investments was $34,268,499.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$344,441,111	$—	$—	$344,441,111
Total Investments	$344,441,111	$—	$—	$344,441,111

MIST-32

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	6,304,958	$151,634,236
American Funds American Mutual Fund (Class R-6)	8,778,862	273,900,493
American Funds Blue Chip Income and Growth Fund (Class 1)	24,562,475	274,854,100
American Funds Bond Fund (Class 1) (a)	46,661,252	526,805,531
American Funds Fundamental Investors Fund (Class R-6)	3,401,654	150,353,090
American Funds Global Bond Fund (Class 1)	7,258,548	87,610,680
American Funds Global Small Capitalization Fund (Class 1)	1,432,897	31,867,626
American Funds Growth Fund (Class 1)	2,476,644	161,303,798
American Funds Growth-Income Fund (Class 1)	6,959,507	292,229,698
American Funds High-Income Bond Fund (Class 1) (a)	13,633,943	155,699,623
American Funds International Fund (Class 1)	8,697,435	159,945,839

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	7,446,829	$118,330,118
American Funds New World Fund (Class 1)	1,325,970	30,338,198
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1) (a)	54,435,094	692,414,398

Total Mutual Funds (Cost $2,899,151,410)		3,107,287,428

Total Investments—100.1% (Cost $2,899,151,410) (b)		3,107,287,428
Other assets and liabilities (net)—(0.1)%		(1,732,132)

Net Assets—100.0%		$3,105,555,296

(a)	Affiliated Issuer.
(b)	As of March 28, 2013, the aggregate cost of investments was $2,899,151,410. The aggregate and net unrealized appreciation of investments was $208,136,018.

Transactions in Securities of Affiliated Underlying Portfolios

A summary of Portfolio’s transactions in the securities of affiliated Underlying Portfolios for the period ended March 28, 2013 was as follows:

Underlying Portfolio	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
American Funds Bond Fund (Class 1)	45,542,105	1,140,778	(21,631)	46,661,252
American Funds High-Income Bond Fund (Class 1)	13,764,988	6,459	(137,504)	13,633,943
American Funds International Growth and Income Fund (Class 1)	2,004,382	5,442,447	—	7,446,829
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	55,656,770	—	(1,221,676)	54,435,094

Underlying Portfolio	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
American Funds Bond Fund (Class 1)	$41,568	$—	$—	$526,805,531
American Funds High-Income Bond Fund (Class 1)	269,620	—	—	155,699,623
American Funds International Growth and Income Fund (Class 1)	—	—	—	118,330,118
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	495,774	—	—	692,414,398

	$806,962	$—	$—	$1,493,249,670

MIST-33

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,107,287,428	$—	$—	$3,107,287,428
Total Investments	$3,107,287,428	$—	$—	$3,107,287,428

MIST-34

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies — 28.5% of Net Assets

Security Description	Shares/Principal Amount*	Value

U.S. Treasury—28.5%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/17	404,595,607	$436,615,708
2.625%, 07/15/17	178,090,094	214,403,733
1.625%, 01/15/18	163,546,080	190,825,076
1.375%, 07/15/18	147,675,357	173,103,281
0.125%, 01/15/22 (a)	731,765,469	796,880,887

Total U.S. Treasury & Government Agencies (Cost $1,786,662,576)		1,811,828,685

Foreign Government—25.8%

Sovereign—25.8%
Deutsche Bundesrepublik Inflation Linked Bonds 1.500%, 04/15/16 (EUR)	253,667,964	354,039,085
1.750%, 04/15/20 (EUR)	216,728,554	331,459,487
France Government Bond OAT
0.250%, 07/25/18 (EUR)	38,409,904	51,968,353
1.300%, 07/25/19 (EUR)	93,913,328	135,551,116
1.100%, 07/25/22 (EUR)	176,666,532	247,933,083
United Kingdom Gilt Inflation Linked
1.875%, 11/22/22 (GBP)	250,184,671	517,382,263

Total Foreign Government (Cost $1,585,214,072)		1,638,333,387

Short-Term Investments—52.6%

Mutual Funds—42.6%
BlackRock Liquidity Funds T-Fund Portfolio, Class I, 0.010% (b)	701,512,855	701,512,855

Mutual Funds—(Continued)
Dreyfus Treasury & Agency Cash Management, Class I, 0.010% (b)	701,513,517	$701,513,517
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.000% (b)	598,311,239	598,311,239
UBS Select Treasury Preferred Fund, Class I, 0.010% (b)	700,129,050	700,129,050

		2,701,466,661

U.S. Treasury—10.0%
U.S. Treasury Bill
0.102%, 06/20/13 (c)	633,950,000	633,861,881

Total Short-Term Investments (Cost $3,335,281,846)		3,335,328,542

Total Investments—106.9% (Cost $6,707,158,494) (d)		6,785,490,614
Other assets and liabilities (net)—(6.9)%		(440,038,455)

Net Assets — 100.0%		$6,345,452,159

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 28, 2013, the value of securities pledged amounted to $796,880,887.
(b)	The rate shown represents the annualized seven-day yield as of March 28, 2013.
(c)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(d)	As of March 28, 2013, the aggregate cost of investments was $6,707,158,494. The aggregate unrealized appreciation and depreciation of investments were $89,079,070 and $(10,746,950), respectively, resulting in net unrealized appreciation of $78,332,120.
(EUR)—	Euro
(GBP)—	British Pound

The Portfolio invests in commodity-related instruments through its investment in the AQR Global Risk Balanced Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
880,545,000	EUR	06/19/13	Royal Bank of Scotland plc	$1,147,140,030	$17,787,557
327,221,000	GBP	06/19/13	Royal Bank of Scotland plc	491,980,750	(5,016,371)
8,990,000	GBP	06/19/13	Royal Bank of Scotland plc	13,555,049	(99,344)
669,175,000	RUB	06/19/13	Royal Bank of Scotland plc	21,401,114	158,312
66,593,000	RUB	06/19/13	Royal Bank of Scotland plc	2,117,045	3,066

Net Unrealized Appreciation					$12,833,220

(EUR)—	Euro
(GBP)—	British Pound
(RUB)—	Russian Rouble

MIST-35

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	06/20/13	624	AUD	78,274,836	$(822,130)
Aluminum Futures 3 Months	04/03/13	7	USD	380,958	(52,790)
Aluminum Futures 3 Months	04/09/13	61	USD	3,162,874	(298,375)
Aluminum Futures 3 Months	04/23/13	45	USD	2,346,146	(224,835)
Aluminum Futures 3 Months	05/07/13	19	USD	992,528	(93,420)
Aluminum Futures 3 Months	05/15/13	22	USD	1,193,099	(149,749)
Aluminum Futures 3 Months	05/24/13	7	USD	356,399	(23,682)
Aluminum Futures 3 Months	06/04/13	25	USD	1,233,621	(42,103)
Aluminum Futures 3 Months	06/13/13	28	USD	1,393,739	(56,270)
Aluminum HG Futures	06/19/13	740	USD	36,444,913	(1,045,163)
Amsterdam Index	04/19/13	118	EUR	8,306,114	(137,766)
Australian 10 Year Treasury Bond Futures	06/17/13	451	AUD	53,767,239	1,119,102
Brent Crude Oil Pent Financial Futures	05/15/13	3,754	USD	409,906,825	2,244,835
CAC 40 Index Futures	04/19/13	849	EUR	32,508,087	(1,055,485)
Cattle Feeder Futures	04/25/13	130	USD	9,198,618	122,382
Cocoa Futures	05/15/13	180	USD	3,922,688	(16,688)
Coffee Futures	05/20/13	204	USD	10,946,061	(454,086)
Copper Futures 3 Months	04/03/13	8	USD	1,643,556	(141,606)
Copper Futures 3 Months	04/09/13	19	USD	3,835,774	(266,914)
Copper Futures 3 Months	04/23/13	20	USD	4,064,597	(304,507)
Copper Futures 3 Months	05/07/13	15	USD	3,082,212	(260,457)
Copper Futures 3 Months	05/15/13	16	USD	3,305,564	(294,664)
Copper Futures 3 Months	05/24/13	17	USD	3,331,177	(131,293)
Copper Futures 3 Months	06/04/13	17	USD	3,274,505	(73,026)
Copper Futures 3 Months	06/13/13	12	USD	2,352,500	(91,715)
Copper LME Futures	06/19/13	304	USD	58,686,947	(1,398,147)
Corn Futures	05/14/13	2,624	USD	91,193,351	23,449
Cotton No. 2 Futures	05/08/13	452	USD	19,016,267	975,693
DAX Index Futures	06/21/13	147	EUR	29,354,296	(881,219)
Euro Stoxx 50 Index Futures	06/21/13	3,230	EUR	85,180,330	(3,443,218)
European Gas Oil (Ice) Futures	05/09/13	1,684	USD	153,327,625	1,305,675
FTSE 100 Index Futures	06/21/13	1,971	GBP	126,497,300	(2,004,291)
FTSE JSE Top 40 Index Futu	06/20/13	746	ZAR	269,024,268	(444,774)
FTSE MIB Index Futures	06/21/13	87	EUR	6,868,848	(420,130)
German Euro Bund Futures	06/06/13	8,647	EUR	1,242,006,305	20,568,225
Gold 100 oz Futures	06/26/13	330	USD	53,298,983	(640,883)
Hang Seng China Enterprises Index Futures	04/29/13	1,043	HKD	571,997,346	(559,687)
Hang Seng Index Futures	04/29/13	189	HKD	210,258,659	80,842
Henry Hub Natural Gas Swap Futures	04/26/13	5,107	USD	47,123,322	4,253,098
IBEX 35 Index Futures	04/19/13	119	EUR	10,040,017	(919,954)
Japanese 10 Year Government Bond Mini Futures	06/11/13	1,330	JPY	192,940,094,867	5,542,095
KOSPI 200 Index Futures	06/13/13	512	KRW	67,933,499,648	(107,046)
Lead Futures	06/19/13	142	USD	7,966,551	(471,613)
Lead Futures 3 Months	04/03/13	2	USD	123,173	(18,635)
Lead Futures 3 Months	04/09/13	7	USD	406,442	(40,111)
Lead Futures 3 Months	04/23/13	14	USD	824,265	(89,895)
Lead Futures 3 Months	05/07/13	9	USD	540,428	(67,575)
Lead Futures 3 Months	05/15/13	7	USD	423,730	(55,617)
Lead Futures 3 Months	05/24/13	8	USD	460,463	(39,365)
Lead Futures 3 Months	06/04/13	5	USD	279,691	(16,200)
Lead Futures 3 Months	06/13/13	7	USD	393,742	(24,506)
Lean Hogs Futures	06/14/13	807	USD	29,352,151	46,859
Live Cattle Futures	06/28/13	1,001	USD	49,444,546	355,204
MSCI Taiwan Index Futures	04/29/13	1,298	USD	36,549,150	365,970

MIST-36

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
Nickel Futures	06/19/13	99	USD	9,873,728	$17,560
Nickel Futures 3 Months	04/03/13	4	USD	426,740	(28,592)
Nickel Futures 3 Months	04/09/13	5	USD	521,858	(24,006)
Nickel Futures 3 Months	04/23/13	8	USD	842,068	(44,906)
Nickel Futures 3 Months	05/07/13	4	USD	437,931	(39,068)
Nickel Futures 3 Months	05/15/13	5	USD	549,515	(50,735)
Nickel Futures 3 Months	05/24/13	10	USD	1,010,836	(12,875)
Nickel Futures 3 Months	06/04/13	8	USD	798,162	599
Nickel Futures 3 Months	06/13/13	5	USD	514,496	(15,070)
Nymex Heating Oil Pent Futures	04/29/13	904	USD	116,157,198	(468,702)
RBOB Gasoline Fin Futures	04/29/13	915	USD	120,771,428	(1,231,070)
Russell 2000 Mini Index Futures	06/21/13	1,149	USD	107,767,126	1,261,484
S&P 500 E-Mini Index Futures	06/21/13	14,408	USD	1,113,902,603	11,866,477
S&P Midcap 400 E-Mini Index Futures	06/21/13	1,151	USD	129,988,037	2,492,063
S&P TSE 60 Index Futures	06/20/13	665	CAD	97,712,060	(756,372)
SGX CNX NIFTY Index Futures	04/25/13	2,340	USD	26,643,114	126,486
Silver Futures	05/29/13	58	USD	8,898,351	(684,681)
Soybean Futures	05/14/13	713	USD	50,496,434	(417,096)
Sugar No. 11 Futures	04/30/13	1,304	USD	26,638,203	(846,126)
Topix Index Futures	06/14/13	1,697	JPY	16,876,347,837	7,935,382
U.S. Treasury Note 10 Year Futures	06/19/13	6,776	USD	890,839,144	3,486,981
United Kingdom Long Gilt Bond Futures	06/26/13	3,307	GBP	379,875,087	19,647,051
WTI Bullet Swap Financial Futures	04/19/13	4,758	USD	439,834,186	22,786,154
Wheat Futures	05/14/13	1,704	USD	62,756,709	(4,160,409)
Zinc Futures	06/19/13	190	USD	9,588,850	(591,162)
Zinc Futures 3 Months	04/03/13	1	USD	54,283	(7,671)
Zinc Futures 3 Months	04/09/13	17	USD	861,927	(68,286)
Zinc Futures 3 Months	04/23/13	9	USD	467,844	(46,210)
Zinc Futures 3 Months	05/07/13	2	USD	107,437	(13,428)
Zinc Futures 3 Months	05/15/13	3	USD	165,649	(24,368)
Zinc Futures 3 Months	05/24/13	5	USD	259,583	(23,777)
Zinc Futures 3 Months	06/04/13	12	USD	605,621	(38,696)
Zinc Futures 3 Months	06/13/13	5	USD	250,977	(14,421)

Net Unrealized Appreciation					$79,336,349

Futures Contracts-Short	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures 3 Months	04/03/13	(7)	USD	(381,626)	$53,458
Aluminum Futures 3 Months	04/09/13	(61)	USD	(3,171,902)	307,403
Aluminum Futures 3 Months	04/23/13	(45)	USD	(2,352,303)	230,992
Aluminum Futures 3 Months	05/07/13	(19)	USD	(999,607)	100,499
Aluminum Futures 3 Months	05/15/13	(22)	USD	(1,191,815)	148,465
Aluminum Futures 3 Months	05/24/13	(7)	USD	(355,781)	23,064
Aluminum Futures 3 Months	06/04/13	(25)	USD	(1,228,085)	36,566
Aluminum Futures 3 Months	06/13/13	(28)	USD	(1,388,755)	51,286
Copper Futures 3 Months	04/03/13	(8)	USD	(1,648,337)	146,387
Copper Futures 3 Months	04/09/13	(19)	USD	(3,845,095)	276,234
Copper Futures 3 Months	04/23/13	(20)	USD	(4,074,968)	314,878
Copper Futures 3 Months	05/07/13	(15)	USD	(3,098,226)	276,471
Copper Futures 3 Months	05/15/13	(16)	USD	(3,295,574)	284,674
Copper Futures 3 Months	05/24/13	(17)	USD	(3,325,975)	126,090
Copper Futures 3 Months	06/04/13	(17)	USD	(3,282,248)	80,770
Copper Futures 3 Months	06/13/13	(12)	USD	(2,348,381)	87,596
Lead Futures 3 Months	04/03/13	(2)	USD	(122,997)	18,459
Lead Futures 3 Months	04/09/13	(7)	USD	(411,239)	44,908

MIST-37

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts-Short	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
Lead Futures 3 Months	04/23/13	(14)	USD	(832,278)	$97,908
Lead Futures 3 Months	05/07/13	(9)	USD	(543,361)	70,507
Lead Futures 3 Months	05/15/13	(7)	USD	(421,433)	53,320
Lead Futures 3 Months	05/24/13	(8)	USD	(459,172)	38,074
Lead Futures 3 Months	06/04/13	(5)	USD	(279,367)	15,876
Lead Futures 3 Months	06/13/13	(7)	USD	(392,864)	23,628
Nickel Futures 3 Months	04/03/13	(4)	USD	(426,594)	28,446
Nickel Futures 3 Months	04/09/13	(5)	USD	(525,502)	27,650
Nickel Futures 3 Months	04/23/13	(8)	USD	(840,947)	43,785
Nickel Futures 3 Months	05/07/13	(4)	USD	(439,674)	40,811
Nickel Futures 3 Months	05/15/13	(5)	USD	(549,142)	50,362
Nickel Futures 3 Months	05/24/13	(10)	USD	(1,010,051)	12,089
Nickel Futures 3 Months	06/04/13	(8)	USD	(795,587)	(3,174)
Nickel Futures 3 Months	06/13/13	(5)	USD	(511,792)	12,366
Zinc Futures 3 Months	04/03/13	(1)	USD	(54,023)	7,411
Zinc Futures 3 Months	04/09/13	(17)	USD	(869,735)	76,095
Zinc Futures 3 Months	04/23/13	(9)	USD	(470,236)	48,601
Zinc Futures 3 Months	05/07/13	(2)	USD	(107,997)	13,989
Zinc Futures 3 Months	05/15/13	(3)	USD	(164,170)	22,889
Zinc Futures 3 Months	05/24/13	(5)	USD	(259,742)	23,936
Zinc Futures 3 Months	06/04/13	(12)	USD	(599,981)	33,056
Zinc Futures 3 Months	06/13/13	(5)	USD	(249,867)	13,311

Net Unrealized Appreciation					$3,359,136

(AUD)—	Australia Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(USD)—	U.S. Dollar
(ZAR)—	South African Rand

Reverse Repurchase Agreements

Reverse repurchase agreements as of March 28, 2013 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount	Net Closing Amount
Barclays Bank Plc	0.30%	3/20/2013	04/17/13	$789,431,750	$789,431,750

Securities pledged as collateral against open reverse repurchase agreements are noted in the Consolidated Schedule of Investments.

MIST-38

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Swap Agreements

Open swap on futures agreements at March 28, 2013 were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	—	1.0000%	04/17/13	Bank of America Securities LLC	Bovespa Futures	BRL	107,111,250	$(2,611,332)	$—	$(2,611,332)
Receive	—	0.000%	06/06/13	Bank of America Securities LLC	BUND Futures	EUR	76,554,097	1,271,689	—	1,271,689
Receive	—	0.000%	06/11/13	Bank of America Securities LLC	Japanese Government Bond 10 Year Futures	JPY	64,076,209,600	3,808,896	—	3,808,896
Receive	—	0.000%	06/17/13	Bank of America Securities LLC	RTS Index Futures	USD	24,328,871	(1,339,948)	—	(1,339,948)
Receive	—	0.000%	06/19/13	Bank of America Securities LLC	U.S. Treasury Note 10 Year Futures	USD	1,902,242,573	4,139,740	—	4,139,740
Receive	—	0.000%	06/21/13	Bank of America Securities LLC	Swiss Market Index Futures	CHF	74,849,543	479,444	—	479,444
Receive	—	0.000%	06/26/13	Bank of America Securities LLC	United Kingdom 10 Year Gilt Futures	GBP	15,848,707	824,960	—	824,960

Totals								$6,573,449	$—	$6,573,449

(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	U.S. Dollar

MIST-39

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,811,828,685	$—	$1,811,828,685
Total Foreign Government*	—	1,638,333,387	—	1,638,333,387
Short-Term Investments
Mutual Funds	2,701,466,661	—	—	2,701,466,661
U.S. Treasury	—	633,861,881	—	633,861,881
Total Short-Term Investments	2,701,466,661	633,861,881	—	3,335,328,542
Total Investments	$2,701,466,661	$4,084,023,953	$—	$6,785,490,614

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$17,948,935	$—	$17,948,935
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(5,115,715)	—	(5,115,715)
Total Forward Contracts	$—	$12,833,220	$—	$12,833,220
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$109,985,976	$—	$—	$109,985,976
Futures Contracts (Unrealized Depreciation)	(27,290,491)	—	—	(27,290,491)
Total Futures Contracts	$82,695,485	$—	$—	$82,695,485
Swap Contracts
Swap Contracts at Value (Assets)	$—	$10,524,729	$—	$10,524,729
Swap Contracts at Value (Liabilities)	—	(3,951,280)	—	(3,951,280)
Total Swap Contracts	$—	$6,573,449	$—	$6,573,449
Total Reverse Repurchase Agreements (Liability)	$—	$(789,431,750)	$—	$(789,431,750)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-40

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Investment Company Securities—71.2% of Net Assets

Security Description	Shares	Value
Energy Select Sector SPDR Fund (a)	1,268,091	$100,584,978
Financial Select Sector SPDR Fund (a)	16,531,117	300,701,018
Health Care Select Sector SPDR Fund (a)	7,715,407	354,522,952
Industrial Select Sector SPDR Fund (a)	2,719,666	113,491,662
iShares Barclays 1-3 Year Credit Bond Fund (a) (b)	3,044,431	321,309,248
iShares Barclays Intermediate Credit Bond Fund (a) (b)	836,842	93,006,620
iShares Core S&P 500 ETF (a) (b)	947,878	149,129,646
iShares Core Total US Bond Market ETF (a) (b)	3,752,548	415,519,640
iShares Dow Jones US Real Estate Index Fund (a) (b)	967,536	67,224,401
iShares iBoxx $ High Yield Corporate Bond Fund (a) (b)	2,996,610	282,730,153
iShares iBoxx $ Investment Grade Corporate Bond Fund (a) (b)	3,933,758	471,657,584
iShares MSCI EAFE Index Fund (a) (b)	11,536,997	680,452,083
iShares MSCI Mexico Capped Investable Market Index Fund (a) (b)	2,056,889	153,423,351
iShares MSCI USA Minimum Volatility Index Fund (b)	1,797,942	58,900,580
iShares Russell 2000 Index Fund (a) (b)	1,670,173	157,430,507
iShares S&P 100 Index Fund (a) (b)	1,001,428	70,560,617
Market Vectors Agribusiness ETF (a)	2,905,080	157,310,082
SPDR S&P 500 ETF Trust (a)	3,387,529	530,317,665
Technology Select Sector SPDR Fund ETF (a)	9,922,609	300,357,374
Vanguard Total Bond Market ETF	5,046,214	422,065,339

Total Investment Company Securities (Cost $4,873,119,577)		5,200,695,500

Short-Term Investments—42.9%

Mutual Fund—15.1%
State Street Navigator Securities Lending MET Portfolio (c)	1,106,393,072	1,106,393,072

Repurchase Agreement—27.8%

Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $2,032,762,259 on 04/01/13, collateralized by $776,960,000 U.S. Treasury Bond at 4.625% due 02/15/40 with a value of $1,020,001,210; $50,000,000 Federal Home Loan Bank at 1.000% due 09/26/17 with a value of $49,937,500; $50,000,000 Federal Home Loan Bank at 1.000% due 10/16/17 with a value of $50,187,500; $100,000,000 Federal Home Loan Bank at 1.250% due 02/28/18 with a value of $100,125,000; $24,250,000 Federal Home Loan Bank at 1.000% due 03/20/18 with a value of $24,250,000; $75,000,000 Federal Home Loan Mortgage Corp. at 1.000% due 09/27/17 with a value of $75,093,000; $86,440,000 Federal Home Loan Mortgage Corp. at 3.000% due 07/10/19 with a value of $87,628,550; $50,000,000 Federal National Mortgage Association at 1.050% due 08/28/17 with a value of $50,125,000; $100,000,000 Federal National Mortgage Association at 0.875% due 10/26/17 with a value of $100,500,000; $150,000,000 Federal National Mortgage Association at 1.020% due 10/17/17 with a value of $150,562,500; $45,000,000 Federal National Mortgage Association at 1.750% due 02/21/19 with a value of $45,618,750; $25,000,000 Federal National Mortgage Association at 1.750% due 05/24/18 with a value of $25,188,000; $75,000,000 Federal National Mortgage Association at 1.010% due 07/26/17 with a value of $75,093,750; $25,000,000 U.S. Treasury Note at 3.875% due 05/15/18 with a value of $29,250,000; $134,890,000 U.S. Treasury Note at 0.750% due 06/30/17 with a value of $136,070,288; $40,975,000 U.S. Treasury Bond at 4.625% due 02/15/40 with a value of $53,792,408.

	2,032,760,000	$2,032,760,000

Total Short-Term Investments (Cost $3,139,153,072)		3,139,153,072

Total Investments—114.1% (Cost $8,012,272,649) (d)		8,339,848,572
Other assets and liabilities (net)—(14.1)%		(1,030,585,436)

Net Assets—100.0%		$7,309,263,136

MIST-41

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $1,076,974,735 and the collateral received consisted of cash in the amount of $1,106,393,072. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $8,012,272,649. The aggregate unrealized appreciation and depreciation of investments were $330,087,582 and $(2,511,659), respectively, resulting in net unrealized appreciation of $327,575,923.
(ETF)—	Exchange-Traded Fund

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Depreciation
DAX Index Futures	06/21/13	1,870	EUR	372,717,355	$(10,311,182)
FTSE MIB Index Futures	06/21/13	1,912	EUR	148,362,111	(5,907,269)

Net Unrealized Depreciation					$(16,218,451)

(EUR)—	Euro

Swap Agreements

Open interest rate swap agreements as of March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.080%	02/27/22	Deutsche Bank AG	50,000,000	USD	$1,040,005	$—	$1,040,005
Pay	3-Month USD-LIBOR	2.346%	03/19/22	Deutsche Bank AG	75,000,000	USD	3,224,227	—	3,224,227
Pay	3-Month USD-LIBOR	2.279%	04/11/22	Deutsche Bank AG	35,000,000	USD	1,278,400	—	1,278,400
Pay	3-Month USD-LIBOR	2.060%	05/04/22	Credit Suisse Group AG	242,000,000	USD	4,063,906	—	4,063,906
Pay	3-Month USD-LIBOR	2.060%	05/04/22	Deutsche Bank AG	497,000,000	USD	8,346,121	—	8,346,121
Pay	3-Month USD-LIBOR	1.988%	05/10/22	Deutsche Bank AG	50,000,000	USD	514,665	—	514,665
Pay	3-Month USD-LIBOR	1.741%	06/19/22	UBS AG	50,000,000	USD	(647,615)	—	(647,615)
Pay	3-Month USD-LIBOR	1.638%	07/12/22	Credit Suisse Group AG	50,000,000	USD	(1,154,190)	—	(1,154,190)
Pay	3-Month USD-LIBOR	1.630%	07/13/22	Deutsche Bank AG	50,000,000	USD	(1,189,800)	—	(1,189,800)
Pay	3-Month USD-LIBOR	1.596%	07/24/22	Deutsche Bank AG	50,000,000	USD	(1,369,120)	—	(1,369,120)
Pay	3-Month USD-LIBOR	1.592%	08/02/22	Deutsche Bank AG	200,000,000	USD	(5,635,200)	—	(5,635,200)
Pay	3-Month USD-LIBOR	1.590%	08/02/22	Deutsche Bank AG	286,000,000	USD	(8,111,675)	—	(8,111,675)
Pay	3-Month USD-LIBOR	1.804%	09/21/22	Goldman Sachs International	168,000,000	USD	(1,945,440)	—	(1,945,440)
Pay	3-Month USD-LIBOR	1.846%	10/22/22	Deutsche Bank AG	65,000,000	USD	(598,858)	—	(598,858)
Pay	3-Month USD-LIBOR	1.673%	12/12/22	Credit Suisse Group AG	66,000,000	USD	(1,800,724)	—	(1,800,724)
Pay	3-Month USD-LIBOR	1.879%	01/04/23	UBS AG	60,000,000	USD	(565,290)	—	(565,290)
Pay	3-Month USD-LIBOR	1.906%	01/15/23	Goldman Sachs International	45,000,000	USD	(333,117)	—	(333,117)
Pay	3-Month USD-LIBOR	2.038%	01/30/23	Deutsche Bank AG	50,000,000	USD	212,625	—	212,625
Pay	3-Month USD-LIBOR	2.101%	02/15/23	Deutsche Bank AG	36,000,000	USD	342,119	—	342,119
Pay	3-Month USD-LIBOR	2.135%	03/12/23	Deutsche Bank AG	40,000,000	USD	472,636	—	472,636

Totals							$(3,856,325)	$—	$(3,856,325)

MIST-42

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying ETF’s for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETF’s net assets. Transactions in the Underlying ETF’s for the period ended March 28, 2013 were as follows:

Underlying ETF/Security	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
iShares Barclays 1-3 Year Credit Bond Fund	3,044,431	—	—	3,044,431
iShares Barclays Intermediate Credit Bond Fund	836,842	—	—	836,842
iShares Core S&P 500 ETF	233,945	713,933	—	947,878
iShares Core Total US Bond Market ETF	3,752,548	—	—	3,752,548
iShares Dow Jones US Real Estate Index Fund	967,536	—	—	967,536
iShares iBoxx $ High Yield Corporate Bond Fund	2,996,610	—	—	2,996,610
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,933,758	—	—	3,933,758
iShares MSCI EAFE Index Fund	11,536,997	—	—	11,536,997
iShares MSCI Mexico Capped Investable Market Index Fund	—	2,056,889	—	2,056,889
iShares MSCI USA Minimum Volatility Index Fund	1,619,700	178,242	—	1,797,942
iShares Russell 2000 Index Fund	1,670,173	—	—	1,670,173
iShares S&P 100 Index Fund	1,326,534	—	(325,106)	1,001,428

Underlying ETF/Security	Net Realized Gain/(Loss) on Sales of Underlying ETFs	Capital Gain Distributions from Underlying ETFs	Dividend Income from Underlying ETFs	Ending Value as of March 28, 2013
iShares Barclays 1-3 Year Credit Bond Fund	$—	$—	$736,515	$321,309,248
iShares Barclays Intermediate Credit Bond Fund	—	—	446,167	93,006,620
iShares Core S&P 500 ETF	—	—	173,739	149,129,646
iShares Core Total US Bond Market ETF	—	—	1,579,594	415,519,640
iShares Dow Jones US Real Estate Index Fund	—	—	565,444	67,224,401
iShares iBoxx $ High Yield Corporate Bond Fund	—	—	3,012,570	282,730,153
iShares iBoxx $ Investment Grade Corporate Bond Fund	—	—	2,929,599	471,657,584
iShares MSCI EAFE Index Fund	—	—	—	680,452,083
iShares MSCI Mexico Capped Investable Market Index Fund	—	—	—	153,423,351
iShares MSCI USA Minimum Volatility Index Fund	—	—	197,807	58,900,580
iShares Russell 2000 Index Fund	—	—	440,926	157,430,507
iShares S&P 100 Index Fund	5,381,169	—	370,672	70,560,617

	$5,381,169	$—	$10,453,033	$2,921,344,430

MIST-43

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$5,200,695,500	$—	$—	$5,200,695,500
Short-Term Investments
Mutual Fund	1,106,393,072	—	—	1,106,393,072
Repurchase Agreement	—	2,032,760,000	—	2,032,760,000
Total Short-Term Investments	1,106,393,072	2,032,760,000	—	3,139,153,072
Total Investments	$6,307,088,572	$2,032,760,000	$—	$8,339,848,572

Collateral for securities loaned (Liability)	$—	$(1,106,393,072)	$—	$(1,106,393,072)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(16,218,451)	$—	$—	$(16,218,451)
Total Futures Contracts	$(16,218,451)	$—	$—	$(16,218,451)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$19,494,704	$—	$19,494,704
Swap Contracts at Value (Liabilities)	—	(23,351,029)	—	(23,351,029)
Total Swap Contracts	$—	$(3,856,325)	$—	$(3,856,325)

MIST-44

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—74.3% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.3%
Affinion Group, Inc. 7.875%, 12/15/18 (a)	1,078,000	$857,010
Checkout Holding Corp. Zero Coupon, 11/15/15 (144A) (a)	842,000	644,130
inVentiv Health, Inc. 9.000%, 01/15/18 (144A) (a)	760,000	799,900
MDC Partners, Inc. 6.750%, 04/01/20 (144A)	525,000	532,875

		2,833,915

Aerospace/Defense—1.0%
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17 (a)	1,916,000	2,117,180
Meccanica Holdings USA, Inc. 6.250%, 07/15/19 (144A)	1,469,000	1,515,313
National Air Cargo Group, Inc. 12.375%, 09/02/15 (b) (c)	3,494,704	3,511,648
Sequa Corp. 7.000%, 12/15/17 (144A)	1,775,000	1,806,063
Silver II Borrower / Silver II US Holdings LLC 7.750%, 12/15/20 (144A) (a)	858,000	918,060

		9,868,264

Airlines—0.7%
American Airlines Pass-Through Trust 8.625%, 10/15/21	2,381,353	2,476,607
Continental Airlines 2012-3 Pass-Through Certificates 6.125%, 04/29/18	2,400,000	2,412,000
Delta Air Lines Pass-Through Trust 9.750%, 12/17/16	267,190	296,581
US Airways Pass-Through Trust
10.875%, 10/22/14	1,230,842	1,313,924
6.750%, 06/03/21	660,000	702,900

		7,202,012

Apparel—0.1%
Levi Strauss & Co.
7.750%, 05/15/18 (EUR)	278,000	380,408
6.875%, 05/01/22 (144A)	388,000	426,800

		807,208

Auto Manufacturers—0.4%
Jaguar Land Rover plc 8.250%, 03/15/20 (GBP)	1,475,000	2,516,003
Navistar International Corp. 8.250%, 11/01/21	1,262,000	1,291,972

		3,807,975

Auto Parts & Equipment—0.6%
Continental Rubber of America Corp. 4.500%, 09/15/19 (144A)	440,000	452,100
Delphi Corp.
6.125%, 05/15/21	225,000	248,625
5.000%, 02/15/23 (a)	360,000	382,500

Auto Parts & Equipment—(Continued)
GKN Holdings plc 5.375%, 09/19/22 (GBP)	660,000	$1,055,175
IDQ Holdings, Inc. 11.500%, 04/01/17 (144A)	1,200,000	1,326,000
Lear Corp.
8.500%, 12/01/13	1,530,000	57,375
5.750%, 08/01/14	1,395,000	52,313
Titan International, Inc.
7.875%, 10/01/17 (144A)	1,075,000	1,162,344
7.875%, 10/01/17	1,510,000	1,632,687

		6,369,119

Beverages—0.1%
Constellation Brands, Inc. 7.250%, 05/15/17	110,000	127,119
Refresco Group B.V. 7.375%, 05/15/18 (EUR)	551,000	741,615

		868,734

Chemicals—3.1%
Axiall Corp. 4.875%, 05/15/23 (144A)	400,000	408,500
Basell Finance Co. B.V. 8.100%, 03/15/27 (144A)	1,505,000	2,031,750
Celanese U.S. Holdings LLC 5.875%, 06/15/21	1,226,000	1,339,405
Eagle Spinco, Inc. 4.625%, 02/15/21 (144A)	1,223,000	1,248,989
Huntsman International LLC
8.625%, 03/15/20	255,000	286,238
4.875%, 11/15/20 (a)	911,000	921,249
4.875%, 11/15/20 (144A)	421,000	425,736
8.625%, 03/15/21 (a)	805,000	909,650
Ineos Finance plc 7.500%, 05/01/20 (144A) (a)	835,000	913,281
LyondellBasell Industries N.V.
5.000%, 04/15/19	1,186,000	1,346,110
5.750%, 04/15/24 (a)	5,051,000	5,947,552
Momentive Performance Materials, Inc. 8.875%, 10/15/20	1,090,000	1,128,150
Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, 03/01/18	315,000	308,700
Nufarm Australia, Ltd. 6.375%, 10/15/19 (144A)	705,000	726,150
Orion Engineered Carbons Bondco GmbH 10.000%, 06/15/18 (EUR)	937,800	1,346,614
Perstorp Holding AB 8.750%, 05/15/17 (144A) (a)	585,000	621,563
PetroLogistics L.P. / PetroLogistics Finance Corp. 6.250%, 04/01/20 (144A)	561,000	567,311
Rain CII Carbon LLC / CII Carbon Corp.
8.250%, 01/15/21 (144A) (a)	741,000	803,985
8.500%, 01/15/21 (EUR)	100,000	133,312

MIST-45

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	3,602,000	$3,705,558
Tronox Finance LLC 6.375%, 08/15/20 (144A) (a)	3,149,000	3,066,339
US Coatings Acquisition, Inc. / Flash Dutch 2 B.V. 5.750%, 02/01/21 (EUR)	260,000	342,646
7.375%, 05/01/21 (144A)	1,910,000	2,017,438

		30,546,226

Coal—0.6%
CONSOL Energy, Inc. 8.000%, 04/01/17 (a)	863,000	934,197
8.250%, 04/01/20	709,000	788,763
New World Resources N.V. 7.875%, 05/01/18 (EUR)	468,000	604,945
7.875%, 01/15/21 (EUR)	580,000	669,126
Peabody Energy Corp. 6.000%, 11/15/18 (a)	679,000	723,984
6.250%, 11/15/21 (a)	731,000	763,895
7.875%, 11/01/26	967,000	1,039,525
Walter Energy, Inc. 9.875%, 12/15/20 (144A)	368,000	401,120
8.500%, 04/15/21 (144A)	334,000	342,976

		6,268,531

Commercial Banks—1.8%
Ally Financial, Inc. 8.000%, 11/01/31	8,109,000	10,298,430
ATF Bank JSC 9.250%, 02/21/14 (144A)	100,000	100,750
CIT Group, Inc. 5.000%, 05/15/17	1,190,000	1,282,225
5.250%, 03/15/18	610,000	661,850
6.625%, 04/01/18 (144A) (a)	190,000	217,550
5.500%, 02/15/19 (144A)	1,280,000	1,411,200
5.000%, 08/15/22	1,460,000	1,566,215
6.000%, 04/01/36	1,550,000	1,468,803
Eksportfinans ASA 0.505%, 04/05/13 (d)	269,000	268,948

		17,275,971

Commercial Services—4.1%
Ashtead Capital, Inc. 6.500%, 07/15/22 (144A)	1,480,000	1,615,050
Brickman Group Holdings, Inc. 9.125%, 11/01/18 (144A)	79,000	86,308
Catalent Pharma Solutions, Inc. 7.875%, 10/15/18 (144A) (a)	660,000	672,375
Ceridian Corp. 11.250%, 11/15/15	415,000	430,563
8.875%, 07/15/19 (144A) (a)	4,565,000	5,335,344
11.000%, 03/15/21 (144A)	4,197,000	4,522,267
EC Finance plc 9.750%, 08/01/17 (EUR)	1,348,000	1,874,809

Commercial Services—(Continued)
H&E Equipment Services, Inc. 7.000%, 09/01/22 (144A) (a)	1,380,000	$1,524,900
HDTFS, Inc. 6.250%, 10/15/22 (a)	825,000	899,250
Hertz Corp. (The) 4.250%, 04/01/18 (144A)	566,000	579,443
6.750%, 04/15/19	885,000	970,181
5.875%, 10/15/20	210,000	222,600
7.375%, 01/15/21 (a)	1,055,000	1,178,962
Igloo Holdings Corp. 8.250%, 12/15/17 (144A) (e)	944,000	979,400
Interactive Data Corp. 10.250%, 08/01/18	4,715,000	5,375,100
IVS Group 7.125%, 04/01/20 (EUR)	710,000	911,388
Jaguar Holding Co. II / Jaguar Merger Subordinated, Inc. 9.500%, 12/01/19 (144A) (a)	535,000	616,588
La Financiere Atalian S.A. 7.250%, 01/15/20 (EUR)	525,000	684,412
Laureate Education, Inc. 9.250%, 09/01/19 (144A)	2,415,000	2,695,744
Live Nation Entertainment, Inc. 8.125%, 05/15/18 (144A)	1,505,000	1,644,212
ServiceMaster Co. 8.000%, 02/15/20	585,000	630,338
TMF Group Holding B.V. 9.875%, 12/01/19 (EUR)	310,000	409,295
United Rentals North America, Inc. 5.750%, 07/15/18 (a)	783,000	852,491
7.375%, 05/15/20	855,000	953,325
8.250%, 02/01/21 (a)	1,170,000	1,330,875
7.625%, 04/15/22	1,592,000	1,787,020
Verisure Holding AB 8.750%, 09/01/18 (EUR)	235,000	329,099
8.750%, 12/01/18 (EUR)	186,000	246,769
WEX, Inc. 4.750%, 02/01/23 (144A)	783,000	761,467

		40,119,575

Construction Materials—1.1%
Ainsworth Lumber Co., Ltd. 7.500%, 12/15/17 (144A)	2,273,000	2,486,094
Building Materials Corp. of America 7.000%, 02/15/20 (144A)	560,000	610,400
6.750%, 05/01/21 (144A)	1,730,000	1,894,350
Buzzi Unicem S.p.A. 6.250%, 09/28/18 (EUR)	438,000	603,616
Cemex S.A.B. de C.V. 5.875%, 03/25/19 (144A) (a)	505,000	511,312
Grohe Holding GmbH 8.750%, 12/15/17 (EUR) (d)	100,000	134,017
HeidelbergCement Finance Luxembourg S.A. 7.500%, 04/03/20 (EUR)	179,000	277,980
Interline Brands, Inc. 7.500%, 11/15/18	840,000	915,600

MIST-46

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Construction Materials—(Continued)
Spie BondCo 3 SCA 11.000%, 08/15/19 (EUR)	503,000	$717,308
USG Corp. 9.750%, 01/15/18 (a)	1,870,000	2,225,300
Xefin Lux SCA 8.000%, 06/01/18 (144A) (EUR)	250,000	346,100

		10,722,077

Distribution/Wholesale—1.3%
HD Supply, Inc. 8.125%, 04/15/19	2,760,000	3,132,600
11.000%, 04/15/20 (a)	3,305,000	4,023,837
7.500%, 07/15/20 (144A) (a)	4,055,000	4,278,025
11.500%, 07/15/20	1,355,000	1,609,062
VWR Funding, Inc. 7.250%, 09/15/17 (144A) (a)	170,000	180,838

		13,224,362

Diversified Financial Services—2.7%
Air Lease Corp. 4.500%, 01/15/16 (a)	1,850,000	1,928,625
Aircastle, Ltd. 6.750%, 04/15/17	1,030,000	1,138,150
6.250%, 12/01/19 (a)	655,000	718,863
Cantor Commercial Real Estate Co. L.P. / CCRE Finance Corp. 7.750%, 02/15/18 (144A)	769,000	786,302
CNG Holdings, Inc. 9.375%, 05/15/20 (144A)	645,000	636,131
Co-operative Group Holdings 2011 5.625%, 07/08/20 (GBP) (f)	640,000	1,001,811
6.250%, 07/08/26 (GBP) (f)	150,000	238,474
Credit Acceptance Corp. 9.125%, 02/01/17	1,210,000	1,321,925
Doric Nimrod Air Finance Alpha, Ltd. Pass-Through Trust 6.500%, 05/30/21 (144A)	1,745,000	1,845,336
5.125%, 11/30/24 (144A)	2,430,000	2,612,250
Ford Motor Credit Co. LLC 12.000%, 05/15/15	180,000	218,817
General Motors Financial Co., Inc. 6.750%, 06/01/18	780,000	887,250
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 7.750%, 01/15/16	150,000	156,375
8.000%, 01/15/18	6,145,000	6,590,512
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 04/01/20 (144A)	1,205,000	1,232,112
Lehman Brothers Holdings, Inc. 5.375%, 10/17/12 (EUR) (c) (g)	350,000	127,865
4.750%, 01/16/14 (EUR) (c) (g)	2,140,000	781,801
5.000%, 02/05/14 (EUR) (c) (g)	4,500,000	1,629,553
8.800%, 09/22/18 (c)	489,000	132,030
8.800%, 12/31/49 (c)	1,740,000	469,800

Diversified Financial Services—(Continued)
Nuveen Investments, Inc. 9.125%, 10/15/17 (144A) (a)	878,000	$910,925
Springleaf Finance Corp. 6.900%, 12/15/17	295,000	297,950
Trafigura Beheer B.V. 6.375%, 04/08/15 (EUR)	490,000	658,733

		26,321,590

Electric—3.3%
AES Corp. (The) 9.750%, 04/15/16	1,095,000	1,311,263
Calpine Corp. 7.250%, 10/15/17 (144A)	1,004,000	1,069,260
7.500%, 02/15/21 (144A)	1,319,000	1,454,198
7.875%, 01/15/23 (144A) (a)	760,000	847,400
DPL, Inc. 6.500%, 10/15/16 (a)	605,000	641,300
7.250%, 10/15/21 (a)	1,725,000	1,837,125
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 6.875%, 08/15/17 (144A) (a)	2,865,000	3,029,737
11.250%, 12/01/18 (144A) (e)	2,248,000	2,186,180
10.000%, 12/01/20	8,274,000	9,422,017
10.000%, 12/01/20 (144A)	2,250,000	2,542,500
11.750%, 03/01/22 (144A)	4,740,000	5,474,700
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	42,025	37,055
GenOn REMA LLC 9.237%, 07/02/17	1,014,156	1,118,107
Mirant Mid Atlantic Pass-Through Trust 9.125%, 06/30/17	911,899	1,021,327
NRG Energy, Inc. 6.625%, 03/15/23 (144A) (a)	313,000	333,345

		32,325,514

Electrical Components & Equipment—0.4%
Belden, Inc. 5.500%, 09/01/22 (144A)	1,140,000	1,174,200
5.500%, 04/15/23 (EUR)	400,000	511,458
General Cable Corp. 5.750%, 10/01/22 (144A)	1,850,000	1,896,250

		3,581,908

Electronics—0.6%
313 Group, Inc. 6.375%, 12/01/19 (144A)	1,781,000	1,776,547
8.750%, 12/01/20 (144A) (a)	1,583,000	1,608,724
Rexel S.A. 5.125%, 06/15/20 (EUR)	776,000	1,007,747
Techem GmbH 6.125%, 10/01/19 (EUR)	1,194,000	1,637,667
6.125%, 10/01/19 (144A) (EUR)	107,000	146,759

		6,177,444

MIST-47

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.2%
Aguila 3 S.A. 7.875%, 01/31/18 (144A)	1,456,000	$1,568,840
Weekley Homes LLC / Weekley Finance Corp. 6.000%, 02/01/23 (144A)	505,000	522,675

		2,091,515

Entertainment—1.5%
Cinemark USA, Inc. 8.625%, 06/15/19	655,000	726,231
5.125%, 12/15/22 (144A)	331,000	334,310
Diamond Resorts Corp. 12.000%, 08/15/18	3,260,000	3,618,600
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/15 (144A) (g)	1,425,000	2,672
Gala Group Finance plc 8.875%, 09/01/18 (GBP)	1,573,000	2,539,475
Isle of Capri Casinos, Inc.
7.750%, 03/15/19	100,000	109,250
5.875%, 03/15/21 (144A)	430,000	431,075
NAI Entertainment Holdings LLC 8.250%, 12/15/17 (144A)	1,620,000	1,765,800
Regal Entertainment Group 5.750%, 02/01/25 (a)	417,000	410,745
Scientific Games Corp. 8.125%, 09/15/18	275,000	301,813
Scientific Games International, Inc. 9.250%, 06/15/19 (a)	55,000	60,844
Six Flags Entertainment Corp. 5.250%, 01/15/21 (144A) (a)	1,776,000	1,782,660
Waterford Gaming LLC / Waterford Gaming Finance Corp. 8.625%, 09/15/14 (144A)	485,045	113,986
WMG Acquisition Corp.
11.500%, 10/01/18	1,290,000	1,520,587
6.000%, 01/15/21 (144A)	536,000	564,140

		14,282,188

Environmental Control—0.3%
ADS Waste Holdings, Inc. 8.250%, 10/01/20 (144A) (a)	538,000	582,385
Casella Waste Systems, Inc. 7.750%, 02/15/19	182,000	174,265
Covanta Holding Corp. 6.375%, 10/01/22 (a)	384,000	419,870
Darling International, Inc. 8.500%, 12/15/18	190,000	216,600
Tervita Corp. 8.000%, 11/15/18 (144A) (a)	1,215,000	1,258,284

		2,651,404

Food—0.6%
ARAMARK Corp. 5.750%, 03/15/20 (144A) (a)	2,136,000	2,194,740
Bakkavor Finance 2 plc 8.250%, 02/15/18 (GBP)	1,056,000	1,652,675

Food—(Continued)
Del Monte Corp. 7.625%, 02/15/19	187,000	$194,948
JBS USA LLC / JBS USA Finance, Inc. 11.625%, 05/01/14	265,000	294,150
Post Holdings, Inc. 7.375%, 02/15/22	1,010,000	1,109,737
Smithfield Foods, Inc. 6.625%, 08/15/22	331,000	361,618

		5,807,868

Forest Products & Paper—0.7%
Boise Paper Holdings LLC / Boise Co.-Issuer Co. 8.000%, 04/01/20	1,305,000	1,458,337
Cascades, Inc. 7.750%, 12/15/17 (a)	700,000	747,250
Clearwater Paper Corp. 7.125%, 11/01/18	1,025,000	1,119,813
4.500%, 02/01/23 (144A)	639,000	629,415
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/16 (144A)	605,000	635,250
P.H. Glatfelter Co. 5.375%, 10/15/20 (a)	680,000	715,700
Sappi Papier Holding GmbH
8.375%, 06/15/19 (144A) (a)	425,000	473,344
6.625%, 04/15/21 (144A) (a)	240,000	249,000
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	855,000	884,925

		6,913,034

Gas—0.7%
Sabine Pass LNG L.P. 7.500%, 11/30/16	5,460,000	6,060,600
6.500%, 11/01/20 (144A) (a)	720,000	761,400

		6,822,000

Healthcare-Products—1.5%
Biomet, Inc.
6.500%, 08/01/20 (144A)	2,183,000	2,324,895
6.500%, 10/01/20 (144A) (a)	2,051,000	2,118,939
ConvaTec Healthcare E S.A. 7.375%, 12/15/17 (144A) (EUR)	694,000	950,880
DJO Finance LLC / DJO Finance Corp.
8.750%, 03/15/18	1,154,000	1,292,480
7.750%, 04/15/18 (a)	260,000	266,500
9.875%, 04/15/18 (a)	930,000	1,025,325
Fresenius U.S. Finance II, Inc. 9.000%, 07/15/15 (144A)	870,000	1,000,500
Hologic, Inc. 6.250%, 08/01/20	1,187,000	1,268,606
Kinetic Concepts, Inc. / KCI USA, Inc.
10.500%, 11/01/18	1,321,000	1,436,588
12.500%, 11/01/19 (a)	285,000	283,575
Ontex IV S.A.
7.500%, 04/15/18 (EUR)	148,000	197,303
7.500%, 04/15/18 (144A) (EUR)	530,000	706,556
9.000%, 04/15/19 (EUR)	934,000	1,242,145

MIST-48

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Teleflex, Inc. 6.875%, 06/01/19	805,000	$875,438

		14,989,730

Healthcare-Services—3.4%
Care UK Health & Social Care plc 9.750%, 08/01/17 (GBP)	523,000	814,539
CHS/Community Health Systems, Inc.
5.125%, 08/15/18 (a)	1,965,000	2,063,250
7.125%, 07/15/20 (a)	942,000	1,023,248
DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	519,000	541,706
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	90,000	103,500
HCA Holdings, Inc. 6.250%, 02/15/21 (a)	672,000	718,200
HCA, Inc. 6.500%, 02/15/20	4,274,000	4,832,291
7.875%, 02/15/20	1,005,000	1,113,038
7.250%, 09/15/20	1,841,000	2,041,209
5.875%, 03/15/22	490,000	529,200
4.750%, 05/01/23	1,124,000	1,121,190
IASIS Healthcare LLC / IASIS Capital Corp.
8.375%, 05/15/19 (a)	1,815,000	1,917,094
Priory Group No. 3 plc
7.000%, 02/15/18 (144A) (GBP)	1,010,000	1,580,684
7.000%, 02/15/18 (GBP)	548,000	857,638
Symbion, Inc.
8.000%, 06/15/16	950,000	1,009,375
Tenet Healthcare Corp.
6.250%, 11/01/18 (a)	2,539,000	2,827,811
8.875%, 07/01/19	5,047,000	5,690,492
6.750%, 02/01/20	980,000	1,057,175
4.500%, 04/01/21 (144A) (a)	697,000	684,803
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
8.000%, 02/01/18 (a)	1,090,000	1,164,937
7.750%, 02/01/19 (a)	1,075,000	1,155,625
Voyage Care Bondco plc
6.500%, 08/01/18 (GBP)	400,000	618,416

		33,465,421

Holding Companies-Diversified—0.5%
Boart Longyear Management Pty, Ltd.
7.000%, 04/01/21 (144A)	700,000	726,250
Leucadia National Corp.
8.125%, 09/15/15	1,262,000	1,437,102
Odeon & UCI Finco plc
9.000%, 08/01/18 (GBP)	111,000	179,622
9.000%, 08/01/18 (144A) (GBP)	573,000	927,237
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.125%, 09/01/20 (144A)	1,225,000	1,286,250

		4,556,461

Home Builders—1.9%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.875%, 02/15/21 (144A)	744,000	$757,020
Beazer Homes USA, Inc.
6.625%, 04/15/18 (a)	1,355,000	1,470,175
Brookfield Residential Properties, Inc.
6.500%, 12/15/20 (144A) (a)	1,265,000	1,359,875
DR Horton, Inc.
4.375%, 09/15/22	734,000	724,825
K Hovnanian Enterprises, Inc.
7.250%, 10/15/20 (144A)	1,795,000	1,996,937
9.125%, 11/15/20 (144A) (a)	255,000	285,281
KB Home
7.500%, 09/15/22	740,000	834,350
Lennar Corp.
4.750%, 11/15/22 (144A) (a)	910,000	894,075
PulteGroup, Inc.
6.375%, 05/15/33	750,000	757,500
Ryland Group, Inc. (The)
6.625%, 05/01/20	650,000	711,750
Shea Homes LP / Shea Homes Funding Corp.
8.625%, 05/15/19	3,820,000	4,307,050
Standard Pacific Corp.
8.375%, 01/15/21 (a)	2,805,000	3,334,444
William Lyon Homes, Inc.
8.500%, 11/15/20 (144A)	940,000	1,029,300

		18,462,582

Home Furnishings—0.0%
DFS Furniture Holdings plc
7.625%, 08/15/18 (GBP)	160,000	245,181

Household Products/Wares—1.5%
Jarden Corp.
8.000%, 05/01/16 (a)	635,000	663,575
7.500%, 05/01/17 (a)	655,000	744,244
Mead Products LLC / ACCO Brands Corp.
6.750%, 04/30/20 (144A) (a)	127,000	136,208
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.125%, 04/15/19	745,000	803,669
9.000%, 04/15/19 (a)	260,000	276,250
7.875%, 08/15/19	1,040,000	1,151,800
9.875%, 08/15/19	995,000	1,093,256
5.750%, 10/15/20 (a)	5,285,000	5,397,306
6.875%, 02/15/21 (a)	295,000	314,913
8.250%, 02/15/21	1,450,000	1,498,937
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (144A)	310,000	333,638
6.625%, 11/15/22 (144A)	425,000	462,187
Spectrum Brands, Inc.
9.500%, 06/15/18	1,225,000	1,393,437
Zobele Holding S.p.A.
7.875%, 02/01/18 (EUR)	330,000	436,759

		14,706,179

MIST-49

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Housewares—0.1%
Libbey Glass, Inc.
6.875%, 05/15/20 (a)	910,000	$986,213

Insurance—0.2%
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC
7.875%, 12/15/20 (144A) (a)	1,287,000	1,328,827
CNO Financial Group, Inc.
6.375%, 10/01/20 (144A)	560,000	598,500

		1,927,327

Internet—0.9%
Cerved Technologies S.p.A.
6.375%, 01/15/20 (EUR)	174,000	219,808
8.000%, 01/15/21 (EUR)	178,000	220,343
IAC / InterActiveCorp
4.750%, 12/15/22 (144A)	730,000	717,225
Zayo Group LLC / Zayo Capital, Inc.
8.125%, 01/01/20 (a)	2,830,000	3,183,750
10.125%, 07/01/20 (a)	3,800,000	4,493,500

		8,834,626

Iron/Steel—1.0%
ArcelorMittal 9.500%, 02/15/15	2,294,000	2,593,351
4.250%, 02/25/15 (a)	435,000	449,886
4.250%, 08/05/15 (a)	958,000	996,252
4.250%, 03/01/16 (a)	655,000	679,333
5.000%, 02/25/17 (a)	1,372,000	1,437,066
6.125%, 06/01/18	1,367,000	1,477,999
6.000%, 03/01/21 (a)	193,000	203,232
6.750%, 02/25/22 (a)	576,000	630,554
7.500%, 10/15/39 (a)	200,000	206,099
7.250%, 03/01/41 (a)	790,000	788,388
Steel Dynamics, Inc. 6.375%, 08/15/22 (144A)	750,000	813,750

		10,275,910

IT Services—0.6%
Spansion LLC 7.875%, 11/15/17	1,330,000	1,409,800
SunGard Data Systems, Inc. 7.375%, 11/15/18	1,420,000	1,526,500
6.625%, 11/01/19 (144A)	2,505,000	2,598,937

		5,535,237

Leisure Time—0.3%
Carlson Wagonlit B.V. 6.875%, 06/15/19 (144A)	785,000	822,288
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 (EUR)	1,452,000	1,819,369
Travelport LLC 4.912%, 09/01/14 (d)	112,000	106,960
6.308%, 12/01/16 (144A) (d) (e)	148,902	138,479

		2,887,096

Lodging—0.9%
Caesars Entertainment Operating Co., Inc. 10.000%, 12/15/18 (a)	179,000	$122,839
8.500%, 02/15/20	642,000	635,981
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.000%, 02/15/20 (144A)	549,000	555,176
Choice Hotels International, Inc. 5.750%, 07/01/22	410,000	457,150
Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, 06/15/19 (144A)	380,000	378,575
MCE Finance, Ltd. 5.000%, 02/15/21 (144A)	1,651,000	1,671,638
MGM Resorts International 7.500%, 06/01/16	523,000	581,838
7.625%, 01/15/17 (a)	306,000	341,190
8.625%, 02/01/19 (a)	65,000	76,050
MTR Gaming Group, Inc. 11.500%, 08/01/19 (e)	467,325	487,186
Station Casinos LLC 7.500%, 03/01/21 (144A) (a)	3,052,000	3,151,190

		8,458,813

Machinery-Construction & Mining—0.1%
Terex Corp. 6.000%, 05/15/21	1,070,000	1,131,525

Machinery-Diversified—0.1%
Dematic S.A. / DH Services Luxembourg Sarl 7.750%, 12/15/20 (144A)	291,000	304,095
Manitowoc Co., Inc. (The) 5.875%, 10/15/22	1,075,000	1,131,437

		1,435,532

Media—4.4%
AMC Networks, Inc. 7.750%, 07/15/21	625,000	710,938
4.750%, 12/15/22	534,000	534,000
Cablevision Systems Corp. 5.875%, 09/15/22 (a)	1,725,000	1,714,219
CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 09/30/22 (a)	1,810,000	1,787,375
5.125%, 02/15/23 (a)	2,300,000	2,242,500
Cengage Learning Acquisitions, Inc. 11.500%, 04/15/20 (144A) (a)	1,445,000	1,098,200
Cequel Communications Escrow I LLC / Cequel Capital Corp. 6.375%, 09/15/20 (144A)	1,475,000	1,537,687
Clear Channel Communications, Inc. 9.000%, 12/15/19 (144A) (a)	2,226,000	2,150,872
9.000%, 03/01/21	1,400,000	1,314,250
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	1,460,000	1,531,175
6.500%, 11/15/22 (144A)	4,391,000	4,624,372

MIST-50

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
DISH DBS Corp. 5.875%, 07/15/22	1,205,000	$1,269,769
5.000%, 03/15/23 (144A)	1,905,000	1,883,569
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	990,000	1,103,850
Kabel Deutschland Vertrieb und Service GmbH 6.500%, 06/29/18 (144A) (EUR)	955,000	1,304,522
McClatchy Co. (The) 9.000%, 12/15/22 (144A) (a)	870,000	948,300
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 (144A)	835,000	845,438
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A)	400,000	415,000
8.875%, 12/01/18 (EUR)	270,000	362,539
NBCUniversal Enterprise, Inc. 5.250%, 12/19/49 (144A)	255,000	258,714
Nielsen Finance LLC / Nielsen Finance Co. 11.625%, 02/01/14 (a)	782,000	846,515
7.750%, 10/15/18 (a)	852,000	949,980
ProQuest LLC / ProQuest Notes Co. 9.000%, 10/15/18 (144A)	572,000	570,570
Sterling Entertainment Enterprises, LLC 10.000%, 12/15/19 (b) (c)	2,750,000	2,750,000
Truven Health Analytics, Inc. 10.625%, 06/01/20 (144A)	1,080,000	1,236,600
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.500%, 03/15/19 (EUR)	2,298,000	3,203,441
5.500%, 01/15/23 (144A)	960,000	991,200
Unitymedia Kabel BW GmbH 9.625%, 12/01/19 (144A) (EUR)	1,221,000	1,741,375
9.500%, 03/15/21 (EUR)	1,029,000	1,506,985
Univision Communications, Inc. 6.750%, 09/15/22 (144A)	1,104,000	1,197,840
Ziggo Bond Co. B.V. 8.000%, 05/15/18 (144A) (EUR)	406,000	560,765

		43,192,560

Metal Fabricate/Hardware—0.1%
Eco-Bat Finance plc 7.750%, 02/15/17 (EUR)	1,139,000	1,503,829

Mining—1.7%
FMG Resources (August 2006) Pty, Ltd. 6.375%, 02/01/16 (144A) (a)	449,200	464,361
6.000%, 04/01/17 (144A) (a)	263,000	271,548
6.875%, 02/01/18 (144A) (a)	3,100,000	3,270,500
Global Brass and Copper, Inc. 9.500%, 06/01/19 (144A) (a)	925,000	1,029,062
Kaiser Aluminum Corp. 8.250%, 06/01/20	690,000	776,250
New Gold, Inc. 7.000%, 04/15/20 (144A)	465,000	502,200
6.250%, 11/15/22 (144A)	935,000	984,087

Mining—(Continued)
Novelis, Inc. 8.375%, 12/15/17 (a)	2,030,000	$2,233,000
8.750%, 12/15/20	4,835,000	5,475,637
Taseko Mines, Ltd. 7.750%, 04/15/19	1,530,000	1,549,125

		16,555,770

Miscellaneous Manufacturing—0.5%
Bombardier, Inc. 4.250%, 01/15/16 (144A) (a)	1,995,000	2,079,787
GCL Holdings SCA 9.375%, 04/15/18 (144A) (EUR)	943,000	1,305,488
SPX Corp. 6.875%, 09/01/17	495,000	553,163
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.750%, 02/01/19 (144A)	1,343,000	1,332,928

		5,271,366

Oil & Gas—6.5%
Atwood Oceanics, Inc. 6.500%, 02/01/20	695,000	759,287
Aurora USA Oil & Gas, Inc. 9.875%, 02/15/17 (144A)	2,248,000	2,478,420
7.500%, 04/01/20 (144A)	316,000	319,950
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	715,000	786,500
7.500%, 09/15/20 (a)	739,000	792,577
Chaparral Energy, Inc. 7.625%, 11/15/22 (a)	685,000	751,788
Chesapeake Energy Corp. 7.250%, 12/15/18	720,000	820,800
6.625%, 08/15/20 (a)	1,065,000	1,168,837
6.875%, 11/15/20	945,000	1,034,775
6.125%, 02/15/21 (a)	811,000	866,756
5.750%, 03/15/23	2,700,000	2,743,875
Concho Resources, Inc. 6.500%, 01/15/22 (a)	1,420,000	1,554,900
5.500%, 10/01/22	229,000	239,305
Continental Resources, Inc. 7.125%, 04/01/21	675,000	767,812
5.000%, 09/15/22	683,000	729,103
CVR Refining LLC / Coffeyville Finance, Inc. 6.500%, 11/01/22 (144A)	1,190,000	1,222,725
Denbury Resources, Inc. 4.625%, 07/15/23	2,512,000	2,427,220
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	1,750,000	1,986,250
7.750%, 06/15/19	2,450,000	2,639,875
EP Energy LLC / Everest Acquisition Finance, Inc. 6.875%, 05/01/19	1,935,000	2,128,500
7.750%, 09/01/22 (a)	650,000	721,500
Halcon Resources Corp. 8.875%, 05/15/21 (144A)	1,328,000	1,437,560

MIST-51

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Hilcorp Energy I L.P. / Hilcorp Finance Co. 8.000%, 02/15/20 (144A)	245,000	$270,113
7.625%, 04/15/21 (144A)	750,000	828,750
Kodiak Oil & Gas Corp. 8.125%, 12/01/19	1,636,000	1,856,860
Laredo Petroleum, Inc. 9.500%, 02/15/19	1,635,000	1,855,725
7.375%, 05/01/22	965,000	1,061,500
Linn Energy LLC / Linn Energy Finance Corp. 6.250%, 11/01/19 (144A) (a)	976,000	1,002,840
8.625%, 04/15/20	340,000	376,550
7.750%, 02/01/21 (a)	330,000	355,575
MEG Energy Corp. 6.500%, 03/15/21 (144A)	3,778,000	4,042,460
6.375%, 01/30/23 (144A) (a)	677,000	707,465
Newfield Exploration Co. 6.875%, 02/01/20 (a)	545,000	587,238
5.625%, 07/01/24	149,000	154,215
Northern Oil and Gas, Inc. 8.000%, 06/01/20 (a)	955,000	1,000,362
Oasis Petroleum, Inc. 7.250%, 02/01/19	815,000	888,350
6.500%, 11/01/21	835,000	914,325
6.875%, 01/15/23	480,000	530,400
Offshore Group Investment, Ltd. 7.125%, 04/01/23 (144A)	1,384,000	1,418,600
PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 02/15/20 (144A)	660,000	729,300
Plains Exploration & Production Co. 7.625%, 04/01/20 (a)	205,000	232,163
6.875%, 02/15/23	1,502,000	1,708,525
Precision Drilling Corp. 6.625%, 11/15/20	235,000	252,038
6.500%, 12/15/21	435,000	466,538
QEP Resources, Inc. 6.875%, 03/01/21	470,000	536,975
5.375%, 10/01/22 (a)	1,011,000	1,053,967
5.250%, 05/01/23	348,000	358,440
Range Resources Corp. 8.000%, 05/15/19	955,000	1,050,500
6.750%, 08/01/20	383,000	423,215
5.750%, 06/01/21 (a)	1,102,000	1,187,405
5.000%, 08/15/22 (a)	691,000	708,275
SandRidge Energy, Inc. 8.750%, 01/15/20	68,000	73,610
7.500%, 02/15/23 (a)	936,000	975,780
Seadrill, Ltd. 5.625%, 09/15/17 (144A)	2,644,000	2,683,660
SM Energy Co. 6.625%, 02/15/19	725,000	781,187
6.500%, 11/15/21	1,600,000	1,756,000
6.500%, 01/01/23 (a)	375,000	412,500
Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 04/01/20 (a)	830,000	894,325

Oil & Gas—(Continued)
Western Refining, Inc. 6.250%, 04/01/21 (144A)	532,000	$544,635
Whiting Petroleum Corp. 6.500%, 10/01/18 (a)	315,000	340,200

		63,398,881

Oil & Gas Services—1.3%
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A) (a)	1,269,000	1,280,104
Cie Generale de Geophysique - Veritas 7.750%, 05/15/17	2,035,000	2,106,225
6.500%, 06/01/21	1,410,000	1,487,550
FTS International Services LLC / FTS International Bonds, Inc. 8.125%, 11/15/18 (144A) (a)	2,122,000	2,233,405
Hornbeck Offshore Services, Inc. 5.875%, 04/01/20	965,000	1,003,600
Key Energy Services, Inc. 6.750%, 03/01/21	375,000	392,812
Oil States International, Inc. 6.500%, 06/01/19 (a)	2,736,000	2,941,200
5.125%, 01/15/23 (144A)	253,000	253,633
Petroleum Geo-Services ASA 7.375%, 12/15/18 (144A)	1,050,000	1,155,000

		12,853,529

Packaging & Containers—2.2%
Ardagh Packaging Finance plc 9.125%, 10/15/20 (144A)	824,000	916,700
9.250%, 10/15/20 (144A) (EUR)	483,000	668,665
7.000%, 11/15/20 (144A) (a)	2,349,000	2,419,470
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 7.375%, 10/15/17 (144A) (EUR)	474,000	656,205
7.375%, 10/15/17 (EUR)	500,000	692,200
7.375%, 10/15/17 (144A)	380,000	417,525
9.125%, 10/15/20 (144A)	1,235,000	1,367,762
4.875%, 11/15/22 (144A) (a)	485,000	480,150
5.000%, 11/15/22 (EUR)	760,000	968,361
Ball Corp. 6.750%, 09/15/20 (a)	540,000	598,050
Berry Plastics Corp. 9.750%, 01/15/21 (a)	420,000	492,975
Beverage Packaging Holdings Luxembourg II S.A. 8.000%, 12/15/16 (EUR)	3,157,000	4,046,803
Crown Americas LLC / Crown Americas Capital Corp. III 6.250%, 02/01/21	271,000	297,422
Crown European Holdings S.A. 7.125%, 08/15/18 (144A) (EUR)	568,000	788,159
7.125%, 08/15/18 (EUR)	80,000	111,008
Graphic Packaging International, Inc. 4.750%, 04/15/21	739,000	751,009

MIST-52

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Greif Luxembourg Finance SCA 7.375%, 07/15/21 (144A) (EUR)	330,000	$478,002
Greif, Inc. 7.750%, 08/01/19	690,000	807,300
OI European Group B.V. 4.875%, 03/31/21 (EUR)	1,156,000	1,495,156
Pactiv LLC 7.950%, 12/15/25 (a)	1,343,000	1,282,565
Tekni-Plex, Inc. 9.750%, 06/01/19 (144A) (a)	1,302,000	1,445,220

		21,180,707

Pharmaceuticals—1.4%
Capsugel FinanceCo SCA 9.875%, 08/01/19 (EUR)	195,000	281,206
9.875%, 08/01/19 (144A) (EUR)	500,000	721,041
Mylan, Inc. 6.000%, 11/15/18 (144A)	240,000	263,644
Omnicare, Inc. 7.750%, 06/01/20	2,965,000	3,298,562
Sky Growth Acquisition Corp. 7.375%, 10/15/20 (144A)	1,805,000	1,917,813
Valeant Pharmaceuticals International, Inc. 6.500%, 07/15/16 (144A) (a)	1,071,000	1,123,211
6.875%, 12/01/18 (144A)	2,927,000	3,159,331
6.375%, 10/15/20 (144A)	1,265,000	1,336,947
6.750%, 08/15/21 (144A)	950,000	1,016,500
7.250%, 07/15/22 (144A)	330,000	360,525

		13,478,780

Pipelines—1.6%
Access Midstream Partners L.P. / ACMP Finance Corp. 5.875%, 04/15/21 (a)	2,144,000	2,283,360
6.125%, 07/15/22 (a)	1,077,000	1,160,468
4.875%, 05/15/23 (a)	1,165,000	1,151,894
Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp. 5.875%, 08/01/23 (144A)	1,052,000	1,052,000
Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.875%, 02/15/18	470,000	511,125
El Paso Corp. 6.700%, 02/15/27	62,930	66,470
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.750%, 02/15/21 (144A) (a)	230,000	237,906
Holly Energy Partners L.P. / Holly Energy Finance Corp. 6.500%, 03/01/20 (144A)	480,000	512,400
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
6.250%, 06/15/22	1,226,000	1,327,145
5.500%, 02/15/23 (a)	352,000	370,480
4.500%, 07/15/23 (a)	490,000	480,200

Pipelines—(Continued)
Regency Energy Partners L.P. / Regency Energy Finance Corp. 6.875%, 12/01/18	440,000	$481,800
Sabine Pass Liquefaction LLC 5.625%, 02/01/21 (144A) (a)	5,266,000	5,470,057
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.875%, 10/01/20 (144A) (a)	344,000	364,640

		15,469,945

Real Estate—1.6%
Annington Finance No. 5 plc 13.000%, 01/15/23 (GBP) (e)	400,000	711,102
Country Garden Holdings Co., Ltd. 7.500%, 01/10/23 (144A) (a)	363,000	372,547
Crescent Resources LLC / Crescent Ventures, Inc. 10.250%, 08/15/17 (144A) (a)	2,665,000	2,931,500
Mattamy Group Corp. 6.500%, 11/15/20 (144A)	1,180,000	1,182,950
Realogy Corp.
11.500%, 04/15/17 (a)	3,795,000	4,055,906
12.000%, 04/15/17 (a)	350,000	374,063
7.875%, 02/15/19 (144A)	1,345,000	1,479,500
7.625%, 01/15/20 (144A)	2,360,000	2,672,700
9.000%, 01/15/20 (144A) (a)	1,445,000	1,687,038
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (b) (c) (g)	70,000	0

		15,467,306

Real Estate Investment Trusts—0.1%
Felcor Lodging LP 5.625%, 03/01/23 (144A)	532,000	543,305

Retail—1.9%
Asbury Automotive Group, Inc.
7.625%, 03/15/17	880,000	907,509
8.375%, 11/15/20	1,005,000	1,130,625
Claire’s Stores, Inc. 9.000%, 03/15/19 (144A)	603,000	684,405
Dollar General Corp. 4.125%, 07/15/17	562,000	606,257
Dufry Finance SCA 5.500%, 10/15/20 (144A) (a)	552,000	575,479
Enterprise Inns plc 6.500%, 12/06/18 (GBP)	965,000	1,451,313
House of Fraser Funding plc
8.875%, 08/15/18 (144A) (GBP)	780,000	1,232,578
8.875%, 08/15/18 (GBP)	718,000	1,134,603
J. Crew Group, Inc. 8.125%, 03/01/19 (a)	600,000	648,000
Michaels Stores, Inc. 7.750%, 11/01/18	585,000	642,037
New Academy Finance Co. LLC / New Academy Finance Corp. 8.000%, 06/15/18 (144A) (e)	513,000	533,520

MIST-53

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Party City Holdings, Inc. 8.875%, 08/01/20 (144A) (a)	1,718,000	$1,894,095
Penske Automotive Group, Inc. 5.750%, 10/01/22 (144A)	1,390,000	1,456,025
PVH Corp.
7.375%, 05/15/20	415,000	464,800
4.500%, 12/15/22	376,000	372,240
7.750%, 11/15/23	1,100,000	1,352,260
QVC, Inc. 7.125%, 04/15/17 (144A)	645,000	668,143
Rite Aid Corp. 9.250%, 03/15/20 (a)	830,000	941,012
Sally Holdings LLC / Sally Capital, Inc.
6.875%, 11/15/19 (a)	700,000	778,750
5.750%, 06/01/22 (a)	813,000	852,634
Sonic Automotive, Inc. 9.000%, 03/15/18	740,000	817,700

		19,143,985

Semiconductors—0.1%
NXP B.V. / NXP Funding LLC 5.750%, 02/15/21 (144A)	920,000	959,100

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc.
6.875%, 03/15/18	555,000	606,338
7.125%, 03/15/21	1,385,000	1,513,112

		2,119,450

Software—3.0%
Epicor Software Corp. 8.625%, 05/01/19	1,510,000	1,642,125
First Data Corp.
7.375%, 06/15/19 (144A)	3,345,000	3,574,969
6.750%, 11/01/20 (144A)	4,721,000	4,945,247
11.250%, 01/15/21 (144A) (a)	868,000	907,060
12.625%, 01/15/21	1,420,000	1,546,025
10.625%, 06/15/21 (144A)	2,416,000	2,455,260
IMS Health, Inc.
12.500%, 03/01/18 (144A)	4,955,000	5,970,775
6.000%, 11/01/20 (144A)	502,000	524,590
Infor US, Inc. 9.375%, 04/01/19 (a)	3,510,000	3,997,012
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.250%, 01/15/18 (144A)	491,000	509,413
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	1,430,000	1,455,025
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A)	1,336,000	1,496,320

		29,023,821

Storage/Warehousing—0.3%
Algeco Scotsman Global Finance plc 9.000%, 10/15/18 (EUR)	1,259,000	1,678,727

Storage/Warehousing—(Continued)
Mobile Mini, Inc. 7.875%, 12/01/20	1,135,000	$1,268,362

		2,947,089

Telecommunications—7.9%
Alcatel-Lucent USA, Inc.
6.500%, 01/15/28	185,000	141,525
6.450%, 03/15/29	583,000	451,825
Avaya, Inc.
7.000%, 04/01/19 (144A) (a)	885,000	869,513
10.500%, 03/01/21 (144A) (a)	1,272,000	1,217,940
Broadview Networks Holdings, Inc.
10.500%, 11/15/17	814,500	798,210
CenturyLink, Inc.
5.625%, 04/01/20 (a)	2,437,000	2,495,412
Consolidated Communications Finance Co.
10.875%, 06/01/20 (144A)	725,000	830,125
Cricket Communications, Inc.
7.750%, 10/15/20 (a)	1,575,000	1,578,938
Crown Castle International Corp.
5.250%, 01/15/23	2,750,000	2,808,437
Digicel, Ltd.
8.250%, 09/01/17 (144A)	1,300,000	1,387,750
8.250%, 09/30/20 (144A)	3,305,000	3,519,825
6.000%, 04/15/21 (144A) (a)	3,750,000	3,740,625
DigitalGlobe, Inc.
5.250%, 02/01/21 (144A)	1,699,000	1,694,752
Intelsat Luxembourg S.A.
11.500%, 02/04/17 (e)	1,043,000	1,108,188
6.750%, 06/01/18 (144A)	4,020,000	4,160,700
7.750%, 06/01/21 (144A)	4,235,000	4,319,700
Level 3 Communications, Inc.
8.875%, 06/01/19 (144A) (a)	980,000	1,074,325
Level 3 Financing, Inc.
8.125%, 07/01/19	2,036,000	2,249,780
7.000%, 06/01/20 (144A)	1,242,000	1,305,653
8.625%, 07/15/20	2,060,000	2,304,625
Lynx I Corp.
5.375%, 04/15/21 (144A) (a)	832,000	869,440
6.000%, 04/15/21 (GBP)	3,683,000	5,751,426
Lynx II Corp.
6.375%, 04/15/23 (144A) (a)	650,000	684,125
MetroPCS Wireless, Inc.
6.625%, 11/15/20	1,729,000	1,813,289
NII Capital Corp.
7.625%, 04/01/21 (a)	958,000	694,550
OTE plc
7.250%, 02/12/15 (EUR)	426,000	544,430
Phones4u Finance plc
9.500%, 04/01/18 (GBP)	530,000	831,481
9.500%, 04/01/18 (144A) (GBP)	965,000	1,513,923
Sprint Capital Corp.
6.875%, 11/15/28	3,395,000	3,488,362
Sprint Nextel Corp.
9.000%, 11/15/18 (144A)	6,133,000	7,597,254
7.000%, 03/01/20 (144A)	3,985,000	4,652,487

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sunrise Communications International S.A.
7.000%, 12/31/17 (EUR)	160,000	$219,453
7.000%, 12/31/17 (144A) (EUR)	490,000	672,074
Telenet Finance III Luxembourg SCA
6.625%, 02/15/21 (EUR)	110,000	146,996
Telenet Finance V Luxembourg SCA
6.250%, 08/15/22 (EUR)	910,000	1,189,814
6.750%, 08/15/24 (EUR)	1,103,000	1,477,506
tw telecom holdings, Inc.
5.375%, 10/01/22	940,000	984,650
UPCB Finance II, Ltd.
6.375%, 07/01/20 (144A) (EUR)	2,103,000	2,857,476
6.375%, 07/01/20 (EUR)	820,000	1,114,185
Windstream Corp.
7.875%, 11/01/17	1,305,000	1,497,488
7.500%, 04/01/23	264,000	281,160
6.375%, 08/01/23 (144A)	266,000	265,335

		77,204,752

Transportation—0.2%
Gategroup Finance Luxembourg S.A.
6.750%, 03/01/19 (EUR)	1,017,000	1,310,161
Gulfmark Offshore, Inc.
6.375%, 03/15/22	480,000	501,600
Watco Cos. LLC / Watco Finance Corp.
6.375%, 04/01/23 (144A)	467,000	482,761

		2,294,522

Trucking & Leasing—0.1%
Aviation Capital Group Corp.
6.750%, 04/06/21 (144A)	1,070,000	1,191,761

Total Corporate Bonds & Notes (Cost $696,300,421)		728,586,725

Floating Rate Loans—18.4%

Aerospace/Defense—0.4%
Sequa Corp. Term Loan
5.250%, 06/19/17	1,765,400	1,797,548
Silver II US Holdings LLC Term Loan
4.000%, 12/05/19	1,965,075	1,984,185

		3,781,733

Airlines—0.3%
Northwest Airlines, Inc. Term Loan
0.000%, 05/13/17 (h)	2,975,000	2,709,164

Auto Parts & Equipment—0.7%
Federal-Mogul Corp.
Term Loan
2.138%, 12/29/14	1,446,815	1,358,016
2.138%, 12/28/15	1,038,339	974,611
Floating Rate Loans—(Continued)
Security Description	Principal Amount*	Value

Auto Parts & Equipment—(Continued)
Schaeffler AG Term Loan
4.250%, 01/27/17	4,145,000	$4,201,123

		6,533,750

Chemicals—0.8%
Ascend Performance Materials LLC Term Loan 6.750%, 04/10/18	3,385,800	3,461,980
Ineos U.S. Finance LLC Term Loan 6.500%, 05/04/18	1,247,124	1,270,283
U.S. Coatings Acquisition, Inc. Term Loan 4.750%, 02/03/20	2,310,000	2,344,535
5.250%, 02/03/20 (EUR)	250,000	324,980

		7,401,778

Commercial Services—0.3%
Interactive Data Corp. Term Loan 3.750%, 02/11/18	1,241,864	1,257,971
ServiceMaster Co. Term Loan 0.000%, 04/01/17 (h)	1,506,225	1,524,737

		2,782,708

Distribution/Wholesale—0.3%
HD Supply, Inc. Term Loan 4.500%, 10/12/17	3,427,775	3,467,777

Diversified Financial Services—0.6%
American Capital Holdings, Inc. Term Loan 5.500%, 08/22/16	2,905,000	2,959,469
Nuveen Investments, Inc. Term Loan 5.204%, 05/13/17	715,000	729,940
Ocwen Financial Corp. Term Loan 5.000%, 02/15/18	1,990,000	2,027,810

		5,717,219

Electric—1.0%
Dynegy Midwest Generation LLC Term Loan 9.250%, 08/04/16	3,530,091	3,685,998
Dynegy Power LLC Term Loan 9.250%, 08/04/16	5,986,709	6,251,620

		9,937,618

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.0%
Tervita Corp. Term Loan 6.250%, 05/01/18	475,000	$481,681

Food—0.1%
Advance Pierre Foods, Inc. Term Loan 5.750%, 07/10/17	673,313	684,086

Forest Products & Paper—0.1%
Wilsonart International Holdings LLC Term Loan 5.500%, 10/31/19	1,316,700	1,337,438

Healthcare-Products—0.1%
Bausch & Lomb, Inc. Term Loan 5.250%, 05/17/19	1,468,900	1,485,814

Healthcare-Services—0.3%
Harden Healthcare LLC Term Loan 7.750%, 03/02/15 (b) (c)	1,445,536	1,418,071
8.500%, 03/02/15 (b) (c)	523,260	519,074
LHP Hospital Group, Inc. Term Loan 9.000%, 07/03/18	843,625	865,769

		2,802,914

Insurance—0.1%
Alliant Holdings I, Inc. Term Loan 5.000%, 12/20/19	1,027,425	1,042,626

Internet—0.8%
Getty Images, Inc. Term Loan 4.750%, 10/18/19	2,059,838	2,090,992
Zayo Group LLC Term Loan 4.500%, 07/02/19	6,188,237	6,259,619

		8,350,611

Leisure Time—0.0%
Travelport Holdings, Ltd. Extended Term Loan 6.398%, 12/01/16	68,522	25,696
13.798%, 12/01/16	229,371	25,231

		50,927

Lodging—5.7%
Caesars Entertainment Operating Co., Inc Term Loan 9.500%, 10/31/16	457	121

Lodging—(Continued)
Harrah’s Property Co. Mezzanine Term Loan 3.700%, 02/13/14	20,518,800	$19,393,446
Hilton Hotel Corp. Mizzanine Term Loan 4.454%, 11/12/15	9,981,040	9,781,419
4.704%, 11/12/15	19,962,080	19,662,649
MGM Resorts International Term Loan 4.250%, 12/20/19	3,830,400	3,898,868
Station Casinos, Inc. Term Loan 5.000%, 02/13/20	3,135,000	3,176,790

		55,913,293

Media—1.0%
Cengage Learning Acquisitions, Inc. Term Loan 2.710%, 07/03/14	296,084	229,169
Clear Channel Communications, Inc. Term Loan 3.854%, 01/29/16	5,272,771	4,671,815
EMI Music Publishing, Ltd. Term Loan 4.250%, 06/29/18	1,308,425	1,325,107
HEMA Holding B.V. Mezzanine Term Loan 8.617%, 07/05/17 (EUR)	1,782,994	2,079,834
Truven Health Analytics, Inc. Term Loan 5.750%, 06/01/19	1,136,413	1,153,459

		9,459,384

Metal Fabricate/Hardware—0.5%
Constellium Holdco B.V. Term Loan 0.000%, 03/25/20 (c) (h)	2,915,000	2,985,441
Rexnord LLC Term Loan 4.500%, 04/01/18	1,797,318	1,821,348

		4,806,789

Mining—0.8%
FMG America Finance, Inc. Term Loan 5.250%, 10/18/17	7,412,750	7,514,675

Oil & Gas—0.9%
Chesapeake Energy Corp. Term Loan 5.750%, 12/01/17	4,465,000	4,609,577
Offshore Group Investments, Ltd. Term Loan 0.000%, 10/25/17 (h)	2,918,250	2,944,704

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Samson Investments Co. Second Lien Term Loan 6.000%, 09/25/18	725,000	$734,744
Vantage Drilling Co. Term Loan 6.250%, 03/22/19	1,010,000	1,017,575

		9,306,600

Pharmaceuticals—0.1%
Patheon, Inc. Term Loan 7.250%, 12/06/18	628,425	639,423

Real Estate—0.2%
Realogy Corp. Extended Letter of Credit 4.459%, 10/10/16	279,603	283,915
Extended Term Loan 4.500%, 03/05/20	2,170,000	2,203,461

		2,487,376

Retail—0.2%
Alliance Boots Holdings, Ltd. Term Loan 3.493%, 07/09/15 (GBP)	1,170,000	1,760,548
Rite Aid Corp. Second Lien Term Loan 0.000%, 08/21/20 (h)	350,000	363,417

		2,123,965

Software—0.4%
First Data Corp. Extended Term Loan 4.204%, 03/23/18	1,925,000	1,921,756
Kronos, Inc. Second Lien Term Loan 9.750%, 04/30/20	1,610,000	1,686,475

		3,608,231

Telecommunications—2.6%
Alcatel-Lucent USA, Inc. Term Loan
7.250%, 01/30/19	4,792,988	4,874,061
7.500%, 01/30/19 (EUR)	827,925	1,074,876
Avaya, Inc. Term Loan 8.000%, 03/30/18	137,427	138,554
Hawaiian Telcom Communications, Inc. Term Loan 7.000%, 02/28/17	638,791	653,164
Intelsat Jackson Holdings, Ltd. Term Loan 4.500%, 04/02/18	5,888,049	5,982,994
Level 3 Financing, Inc. Term loan 4.750%, 08/01/19	3,000,000	3,040,620

Telecommunications—(Continued)
Virgin Media Investment Holdings, Ltd. Term Loan 0.000%, 02/17/20 (h)	2,465,000	$2,458,123
Vodafone Americas Finance, Inc. Term Loan
6.875%, 08/11/15 (c)	4,153,228	4,257,058
6.250%, 07/11/16 (c)	3,093,750	3,194,297

		25,673,747

Transportation—0.1%
Genesee & Wyoming, Inc. Term Loan
2.704%, 09/29/17	859,040	862,261

Total Floating Rate Loans (Cost $175,834,747)		180,963,588

Common Stocks—5.6%

Auto Components—0.2%
Dana Holding Corp. (a)	50,511	900,611
Delphi Automotive plc	29,000	1,287,600
Lear Corp.	1,959	107,491

		2,295,702

Automobiles—0.6%
General Motors Co. (i)	224,010	6,231,958

Biotechnology—0.0%
Ironwood Pharmaceuticals, Inc. - Class A (a) (i)	21,770	398,173

Capital Markets—1.7%
American Capital, Ltd. (i)	1,103,885	16,111,202
E*Trade Financial Corp. (a) (i)	76,199	816,091
Uranium Participation Corp. (i)	28,400	156,279

		17,083,572

Chemicals—0.4%
ADA-ES, Inc. (i)	5,601	148,819
CF Industries Holdings, Inc.	9,000	1,713,330
Huntsman Corp. (a)	129,900	2,414,841
Zemex Minerals Group, Inc. (i)	87	0

		4,276,990

Commercial Banks—0.4%
CIT Group, Inc. (i)	95,405	4,148,209

Communications Equipment—0.1%
Loral Space & Communications, Inc. (a)	6,666	412,492

Diversified Financial Services—0.1%
Bank of America Corp. (a)	78,400	954,912

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—0.2%
Broadview Networks Holdings, Inc. (b) (i)	52,943	$333,538
Level 3 Communications, Inc. (a) (i)	68,560	1,391,082
Viatel Holding Bermuda, Ltd. (b) (i)	4	1

		1,724,621

Forest Products & Paper—0.2%
NewPage Corp. (b) (c) (i)	18,684	1,842,242

Hotels, Restaurants & Leisure—0.2%
Caesars Entertainment Corp. (a) (i)	128,557	2,038,914

Insurance—0.7%
American International Group, Inc. (i)	174,663	6,780,418

Machinery—0.1%
Stanley-Martin Communities LLC (b) (c) (i)	450	620,550

Media—0.4%
Belo Corp. - Class A (a)	61,590	605,430
Cablevision Systems Corp. - Class A (a)	129,624	1,939,175
Clear Channel Outdoor Holdings, Inc. - Class A (a) (i)	31,744	237,762
HMH Publishing Co., Ltd. (c) (i)	26,518	616,547

		3,398,914

Metals & Mining—0.1%
African Minerals, Ltd. (i)	159,753	556,881

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd. (i)	53,942	216,119
Ainsworth Lumber Co., Ltd. (144A) (i)	10,657	42,697

		258,816

Semiconductors & Semiconductor Equipment—0.2%
Freescale Semiconductor, Ltd. (a) (i)	13,401	199,541
NXP Semiconductor N.V. (i)	29,649	897,178
Spansion, Inc. —Class A (i)	90,425	1,163,770

		2,260,489

Software—0.0%
Bankruptcy Management Solution, Inc. (i)	796	203

Total Common Stocks (Cost $53,964,658)		55,284,056

Preferred Stocks—1.2%

Diversified Financial Services—1.2%
GMAC Capital Trust I, Series 2, 8.125% (d)	426,710	11,606,512
Marsico Parent Superholdco LLC (144A) (b) (i)	25	0

		11,606,512

Internet Software & Services—0.0%
Travelport Holdings, Ltd. (b) (c) (i)	26,456	$265

Total Preferred Stocks (Cost $10,318,260)		11,606,777

Convertible Bonds—1.2%

Coal—0.4%
Alpha Appalachia Holdings, Inc.
3.250%, 08/01/15 (a)	2,862,000	2,768,985
Peabody Energy Corp.
4.750%, 12/15/66 (a)	1,396,000	1,144,720

		3,913,705

Diversified Financial Services—0.0%
E*Trade Financial Corp.
Zero Coupon, 08/31/19	11,000	11,447
Zero Coupon, 08/31/19 (144A)	76,000	79,087

		90,534

Insurance—0.2%
Radian Group, Inc.
2.250%, 03/01/19	1,270,000	1,536,700

IT Services—0.2%
EMC Corp.
1.750%, 12/01/13	621,000	927,233
SanDisk Corp.
1.500%, 08/15/17 (a)	1,145,000	1,481,344

		2,408,577

Mining—0.4%
Goldcorp, Inc.
2.000%, 08/01/14	1,865,000	1,950,091
Newmont Mining Corp.
1.250%, 07/15/14 (a)	1,400,000	1,572,375

		3,522,466

Total Convertible Bonds (Cost $12,074,784)		11,471,982

Convertible Preferred Stock—0.7%

Auto Components—0.7%
Dana Holding Corp. Series B
4.000%, 12/31/49 (144A) (Cost $6,270,483)	44,110	6,668,881

Warrants—0.0%

Auto Components—0.0%
Lear Corp., Expires 11/09/14 (a) (i)	218	23,112

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Warrants—(Continued)

Security Description	Shares/Principal Amount*	Value

Containers & Packaging—0.0%
Smurfit Kappa Group plc, Strike Price $0.01, Expires 10/01/13 (i)	100	$8,585

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (c) (i)	1,601	0

Software—0.0%
Bankruptcy Management Solution, Inc., Expires 09/29/17 (c) (i)	531	0

Total Warrants (Cost $21)		31,697

Short-Term Investments—15.7%

Mutual Fund—15.6%
State Street Navigator Securities Lending MET Portfolio (j)	152,633,747	152,633,747

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $1,264,001 on 04/01/13, collateralized by $1,240,000 U.S. Treasury Note at 2.375% due 10/31/14 with a value of $1,293,987.	1,264,000	1,264,000

Total Short-Term Investments (Cost $153,897,747)		153,897,747

Total Investments—117.1% (Cost $1,108,661,121) (k)		1,148,511,453
Other assets and liabilities (net)—(17.1)%		(167,358,826)

Net Assets—100.0%		$981,152,627

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $146,056,076 and the collateral received consisted of cash in the amount of $152,633,747. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 1.1% of net assets.
(c)	Illiquid security. As of March 28, 2013, these securities represent 2.5% of net assets.
(d)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Security is in default and/or issuer is in bankruptcy.
(h)	This loan will settle after March 28, 2013, at which time the interest rate will be determined.
(i)	Non-income producing security.
(j)	Represents investment of cash collateral received from securities lending transactions.
(k)	As of March 28, 2013, the aggregate cost of investments was $1,108,661,121. The aggregate unrealized appreciation and depreciation of investments were $51,444,025 and $(11,593,693), respectively, resulting in net unrealized appreciation of $39,850,332.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $311,081,831, which is 31.7% of net assets.
(EUR)—	Euro
(GBP)—	British Pound

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
900,000	EUR	04/23/13	BNP Paribas S.A.	$1,202,415	$(48,599)
2,795,000	EUR	04/23/13	Citibank N.A.	3,797,474	(214,235)
317,000	EUR	04/23/13	Deutsche Bank AG	413,501	(7,101)
947,000	EUR	04/23/13	Deutsche Bank AG	1,210,210	3,861
407,000	EUR	04/23/13	Goldman Sachs & Co.	533,620	(11,839)
730,000	EUR	04/23/13	Goldman Sachs & Co.	954,047	(18,174)
218,000	GBP	04/17/13	UBS AG	329,537	1,678

Net Unrealized Depreciation					$(294,409)

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
47,000	CAD	04/17/13	Deutsche Bank AG	$47,639	$1,388
59,000	EUR	04/23/13	Barclays Bank plc	76,500	861
47,116,000	EUR	04/23/13	Citibank N.A.	62,782,070	2,378,536
99,995	EUR	04/23/13	Deutsche Bank AG	133,222	5,027
760,000	EUR	04/23/13	Goldman Sachs & Co.	1,012,673	38,340
732,000	EUR	04/23/13	Goldman Sachs & Co.	938,331	(106)
587,000	EUR	04/23/13	Goldman Sachs & Co.	759,929	7,385
150,000	EUR	04/23/13	Royal Bank of Scotland plc	202,438	10,136
250,000	EUR	04/23/13	UBS AG	322,104	1,599
19,000	EUR	04/23/13	UBS AG	25,576	1,218
110,000	GBP	04/17/13	BNP Paribas S.A.	177,716	10,589
107,000	GBP	04/17/13	BNP Paribas S.A.	165,740	3,172
59,000	GBP	04/17/13	BNP Paribas S.A.	88,040	(1,601)
93,000	GBP	04/17/13	Bank of America N.A.	138,514	(2,784)
3,630,000	GBP	04/17/13	Barclays Bank plc	5,615,955	100,776
80,000	GBP	04/17/13	Credit Suisse International	120,181	(1,366)
30,000	GBP	04/17/13	Credit Suisse International	44,807	(773)
705,000	GBP	04/17/13	Deutsche Bank AG	1,059,011	(12,119)
165,000	GBP	04/17/13	Deutsche Bank AG	256,894	6,204
12,990,000	GBP	04/17/13	Goldman Sachs & Co.	20,808,941	1,072,805
125,000	GBP	04/17/13	Goldman Sachs & Co.	201,400	11,483
393,000	GBP	04/17/13	Royal Bank of Scotland plc	623,147	26,049
160,000	GBP	04/17/13	UBS AG	240,438	(2,655)

Net Unrealized Appreciation					$3,654,164

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound

Swap Agreements

Open credit default swap agreements at March 28, 2013 were as follows:

Credit Default Swaps on corporate issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Beazer Homes USA, Inc. 9.125%, due 06/15/2018	(5.000%)	12/20/17	Barclays Bank Plc	4.949%	285,000	USD	$(621)	$10,374	$(10,995)

Credit Default Swaps on corporate issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
CCO Holdings LLC / CCO Holdings Capital Corp. 7.25%, due 10/30/2017	8.000%	09/20/17	Deutsche Bank AG	2.500%	1,500,000	USD	$340,323	$—	$340,323
Caesars Entertainment Operating Co. Inc. 5.625% due 06/01/2015	5.000%	03/20/16	Barclays Bank Plc	12.935%	377,047	USD	(75,451)	(98,032)	22,581

MIST-60

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Credit Default Swaps on corporate issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Caesars Entertainment Operating Co. Inc. 5.625% due 06/01/2015	5.000%	03/20/16	Barclays Bank Plc	12.935%	436,847	USD	$(87,417)	$(100,475)	$13,058
Caesars Entertainment Operating Co. Inc. 5.625% due 06/01/2015	5.000%	03/20/16	Barclays Bank Plc	12.935%	3,000,000	USD	(600,330)	(810,000)	209,670
Caesars Entertainment Operating Co. Inc. 5.625% due 06/01/2015	5.000%	06/20/16	Barclays Bank Plc	13.429%	640,000	USD	(144,016)	(144,800)	784
Caesars Entertainment Operating Co. Inc. 5.625% due 06/01/2015	5.000%	03/20/17	Barclays Bank Plc	15.145%	436,847	USD	(134,903)	(146,344)	11,441
Caesars Entertainment Operating Co. Inc. 5.625% due 06/01/2015	5.000%	06/20/17	Deutsche Bank AG	15.557%	828,299	USD	(275,443)	(283,692)	8,249
Caesars Entertainment Operating Co., Inc. 5.625%, due 06/01/2015	5.000%	12/20/15	Barclays Bank plc	12.346%	3,793,890	USD	(659,125)	(1,100,228)	441,103

Totals							$(1,636,362)	$(2,683,571)	$1,047,209

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-61

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$2,833,915	$—	$2,833,915
Aerospace/Defense	—	6,356,616	3,511,648	9,868,264
Airlines	—	7,202,012	—	7,202,012
Apparel	—	807,208	—	807,208
Auto Manufacturers	—	3,807,975	—	3,807,975
Auto Parts & Equipment	—	6,369,119	—	6,369,119
Beverages	—	868,734	—	868,734
Chemicals	—	30,546,226	—	30,546,226
Coal	—	6,268,531	—	6,268,531
Commercial Banks	—	17,275,971	—	17,275,971
Commercial Services	—	40,119,575	—	40,119,575
Construction Materials	—	10,722,077	—	10,722,077
Distribution/Wholesale	—	13,224,362	—	13,224,362
Diversified Financial Services	—	26,321,590	—	26,321,590
Electric	—	32,325,514	—	32,325,514
Electrical Components & Equipment	—	3,581,908	—	3,581,908
Electronics	—	6,177,444	—	6,177,444
Engineering & Construction	—	2,091,515	—	2,091,515
Entertainment	—	14,282,188	—	14,282,188
Environmental Control	—	2,651,404	—	2,651,404
Food	—	5,807,868	—	5,807,868
Forest Products & Paper	—	6,913,034	—	6,913,034
Gas	—	6,822,000	—	6,822,000
Healthcare-Products	—	14,989,730	—	14,989,730
Healthcare-Services	—	33,465,421	—	33,465,421
Holding Companies-Diversified	—	4,556,461	—	4,556,461
Home Builders	—	18,462,582	—	18,462,582
Home Furnishings	—	245,181	—	245,181
Household Products/Wares	—	14,706,179	—	14,706,179
Housewares	—	986,213	—	986,213
Insurance	—	1,927,327	—	1,927,327
Internet	—	8,834,626	—	8,834,626
Iron/Steel	—	10,275,910	—	10,275,910
IT Services	—	5,535,237	—	5,535,237
Leisure Time	—	2,887,096	—	2,887,096
Lodging	—	8,458,813	—	8,458,813
Machinery-Construction & Mining	—	1,131,525	—	1,131,525

MIST-62

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery-Diversified	$—	$1,435,532	$—	$1,435,532
Media	—	40,442,560	2,750,000	43,192,560
Metal Fabricate/Hardware	—	1,503,829	—	1,503,829
Mining	—	16,555,770	—	16,555,770
Miscellaneous Manufacturing	—	5,271,366	—	5,271,366
Oil & Gas	—	63,398,881	—	63,398,881
Oil & Gas Services	—	12,853,529	—	12,853,529
Packaging & Containers	—	21,180,707	—	21,180,707
Pharmaceuticals	—	13,478,780	—	13,478,780
Pipelines	—	15,469,945	—	15,469,945
Real Estate	—	15,467,306	0	15,467,306
Real Estate Investment Trusts	—	543,305	—	543,305
Retail	—	19,143,985	—	19,143,985
Semiconductors	—	959,100	—	959,100
Shipbuilding	—	2,119,450	—	2,119,450
Software	—	29,023,821	—	29,023,821
Storage/Warehousing	—	2,947,089	—	2,947,089
Telecommunications	—	77,204,752	—	77,204,752
Transportation	—	2,294,522	—	2,294,522
Trucking & Leasing	—	1,191,761	—	1,191,761
Total Corporate Bonds & Notes	—	722,325,077	6,261,648	728,586,725
Floating Rate Loans
Aerospace/Defense	—	3,781,733	—	3,781,733
Airlines	—	2,709,164	—	2,709,164
Auto Parts & Equipment	—	6,533,750	—	6,533,750
Chemicals	—	7,401,778	—	7,401,778
Commercial Services	—	2,782,708	—	2,782,708
Distribution/Wholesale	—	3,467,777	—	3,467,777
Diversified Financial Services	—	5,717,219	—	5,717,219
Electric	—	9,937,618	—	9,937,618
Environmental Control	—	481,681	—	481,681
Food	—	684,086	—	684,086
Forest Products & Paper	—	1,337,438	—	1,337,438
Healthcare-Products	—	1,485,814	—	1,485,814
Healthcare-Services	—	865,769	1,937,145	2,802,914
Insurance	—	1,042,626	—	1,042,626
Internet	—	8,350,611	—	8,350,611
Leisure Time	—	50,927	—	50,927
Lodging	—	55,913,293	—	55,913,293
Media	—	9,459,384	—	9,459,384
Metal Fabricate/Hardware	—	4,806,789	—	4,806,789
Mining	—	7,514,675	—	7,514,675
Oil & Gas	—	9,306,600	—	9,306,600
Pharmaceuticals	—	639,423	—	639,423
Real Estate	—	2,487,376	—	2,487,376
Retail	—	2,123,965	—	2,123,965
Software	—	3,608,231	—	3,608,231
Telecommunications	—	25,673,747	—	25,673,747
Transportation	—	862,261	—	862,261
Total Floating Rate Loans	—	179,026,443	1,937,145	180,963,588
Common Stocks
Auto Components	2,295,702	—	—	2,295,702
Automobiles	6,231,958	—	—	6,231,958
Biotechnology	398,173	—	—	398,173
Capital Markets	17,083,572	—	—	17,083,572
Chemicals	4,276,990	—	0	4,276,990
Commercial Banks	4,148,209	—	—	4,148,209

MIST-63

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Communications Equipment	$412,492	$—	$—	$412,492
Diversified Financial Services	954,912	—	—	954,912
Diversified Telecommunication Services	1,391,082	—	333,539	1,724,621
Forest Products & Paper	—	—	1,842,242	1,842,242
Hotels, Restaurants & Leisure	2,038,914	—	—	2,038,914
Insurance	6,780,418	—	—	6,780,418
Machinery	—	—	620,550	620,550
Media	3,398,914	—	—	3,398,914
Metals & Mining	556,881	—	—	556,881
Paper & Forest Products	258,816	—	—	258,816
Semiconductors & Semiconductor Equipment	2,260,489	—	—	2,260,489
Software	—	203	—	203
Total Common Stocks	52,487,522	203	2,796,331	55,284,056
Preferred Stocks
Diversified Financial Services	11,606,512	—	0	11,606,512
Internet Software & Services	—	—	265	265
Total Preferred Stocks	11,606,512	—	265	11,606,777
Total Convertible Bonds*	—	11,471,982	—	11,471,982
Total Convertible Preferred Stock*	—	6,668,881	—	6,668,881
Warrants
Auto Components	23,112	—	—	23,112
Containers & Packaging	—	8,585	—	8,585
Media	—	0	—	0
Software	—	—	0	0
Total Warrants	23,112	8,585	0	31,697
Short-Term Investments
Mutual Fund	152,633,747	—	—	152,633,747
Repurchase Agreement	—	1,264,000	—	1,264,000
Total Short-Term Investments	152,633,747	1,264,000	—	153,897,747
Total Investments	$216,750,893	$920,765,171	$10,995,389	$1,148,511,453

Collateral for securities loaned (Liability)	$—	$(152,633,747)	$—	$(152,633,747)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$3,681,107	$—	$3,681,107
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(321,352)	—	(321,352)
Total Forward Contracts	$—	$3,359,755	$—	$3,359,755
Swap Contracts
Swap Contracts at Value (Assets)	$—	$340,323	$—	$340,323
Swap Contracts at Value (Liabilities)	—	(1,977,306)	—	(1,977,306)
Total Swap Contracts	$—	$(1,636,983)	$—	$(1,636,983)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Transfers in to Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation/ (Depreciation) from investments still held at March 28, 2013
Corporate Bonds & Notes
Aerospace & Defense	$3,650,726	$—	$(7,353)	$—	$(131,725	) (a)	$—	$3,511,648	$(6,471)
Media	—	—	—	—	—		2,750,000	2,750,000	—
Real Estate	—	—	—	—	—		—	0	—
Floating Rate Loans
Forest Products & Paper	1,700,160	1,187,264	(110,280)	83,579	(2,860,723)		—	—	—
Health Care-Services	2,018,090	1,686	3,259	—	(85,890)		—	1,937,145	289,630

MIST-64

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Investments in Securities	Balance as of December 31, 2012	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers in to Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation/ (Depreciation) from investments still held at March 28, 2013
Common Stocks
Chemicals	$0	$—	$—	$—	$—	$—	$0	$—
Diversified Telecommunications Services	354,186	—	(20,647)	—	—	—	333,539	(20,647)
Forest Products & Paper	—	—	52,315	—	—	1,789,927	1,842,242	52,315
Machinery	622,350	—	(1,800)	—	—	—	620,550	(1,800)
Preferred Stock
Diversified Financial Services	0	—	—	—	—	—	0
Internet Software & Services	265	—	—	—	—	—	265	—
Warrants
Software	0	—	—	—	—	—	0	—

Total	$8,345,777	$1,188,950	$(84,506)	$83,579	$(3,078,338)	$4,539,927	$10,995,389	$313,027

(a)	Sales include principal reductions.

Corporate Bonds & Notes in the amount of $2,750,000 and Common Stocks in the amount of $1,789,927 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at March 28, 2013	Valuation Technique(s)	Unobservable Input	Range	Relationship Between Fair Value and Input; If Input Increases Then:
Corporate Bonds & Notes
Aerospace & Defense	$3,511,648	Amortized Method	Yield to Call	12.10%	fair value would decrease
Media	2,750,000	Cost	N/A	—	fair value would increase
Floating Rate Loans
Health Care-Services	1,937,144	Discounted Cash Flow	Yield	9.50%	fair value would decrease
Common Stocks
Diversified Telecommunications Services	333,539	Market Comparable Companies	EBITDA Multiple	3.5x Forecasted EBITDA	fair value would increase
Forest Products & Paper	1,842,242	Market Comparable Companies	Enterprise Value/ EBITDA Multiple	4.0x-5.1x	fair value would increase
Machinery	620,550	Discounted Cash Flow	Perpetuity Growth Rate	3.50%	fair value would increase
			Weighted Average Cost of Captial	11.00%	fair value would decrease
			Tangible Book Value Multiple	1.3x-1.7x	fair value would increase
			Free Cash Flow	$23.9-$35.2 (in millions)	fair value would increase
Preferred Stock
Internet Software & Services	265	Last Traded Price	N/A	—	fair value would increase

MIST-65

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Boeing Co. (The)	123,800	$10,628,230
Raytheon Co.	67,100	3,944,809

		14,573,039

Airlines—3.6%
Copa Holdings S.A. - Class A	55,400	6,626,394
Delta Air Lines, Inc. (a)	646,450	10,672,890
United Continental Holdings, Inc. (a) (b)	756,929	24,229,297

		41,528,581

Auto Components—1.0%
TRW Automotive Holdings Corp. (a)	210,200	11,561,000

Beverages—1.5%
Coca-Cola Co. (The)	430,600	17,413,464

Capital Markets—1.5%
Goldman Sachs Group, Inc. (The)	112,483	16,551,873

Chemicals—0.3%
Cabot Corp.	99,131	3,390,280

Commercial Banks—3.5%
SunTrust Banks, Inc.	422,200	12,163,582
U.S. Bancorp.	807,375	27,394,234

		39,557,816

Commercial Services & Supplies—0.6%
Tyco International, Ltd.	222,475	7,119,200

Computers & Peripherals—4.1%
Apple, Inc.	73,050	32,334,121
EMC Corp. (a)	583,900	13,949,371

		46,283,492

Construction & Engineering—1.8%
Fluor Corp.	129,125	8,564,861
KBR, Inc.	387,100	12,418,168

		20,983,029

Consumer Finance—1.9%
Discover Financial Services	471,425	21,138,697

Containers & Packaging—1.7%
Packaging Corp. of America	302,024	13,551,817
Rock-Tenn Co. - Class A	68,498	6,355,929

		19,907,746

Diversified Financial Services—8.9%
Bank of America Corp.	2,656,400	32,354,952
Citigroup, Inc.	699,650	30,952,516
JPMorgan Chase & Co.	727,254	34,515,475
NASDAQ OMX Group, Inc. (The)	117,525	3,796,057

		101,619,000

Diversified Telecommunication Services—1.1%
Verizon Communications, Inc.	257,350	$12,648,753

Electronic Equipment, Instruments & Components—0.7%
Avnet, Inc. (a)	210,000	7,602,000

Energy Equipment & Services—0.6%
Oceaneering International, Inc.	108,350	7,195,524

Food & Staples Retailing—4.1%
CVS Caremark Corp.	519,975	28,593,425
Wal-Mart Stores, Inc.	246,025	18,410,051

		47,003,476

Food Products—0.3%
ConAgra Foods, Inc.	94,350	3,378,674

Health Care Equipment & Supplies—0.8%
Abbott Laboratories	248,450	8,775,254

Health Care Providers & Services—1.2%
McKesson Corp.	121,850	13,154,926

Industrial Conglomerates—3.2%
3M Co.	284,125	30,205,329
General Electric Co.	290,850	6,724,452

		36,929,781

Insurance—4.0%
American International Group, Inc. (a)	371,525	14,422,601
Chubb Corp. (The)	167,450	14,656,898
Travelers Cos., Inc. (The)	200,175	16,852,733

		45,932,232

Internet Software & Services—3.8%
Google, Inc. - Class A (a)	54,150	42,996,724

IT Services—6.0%
Alliance Data Systems Corp. (a) (b)	46,975	7,604,783
International Business Machines Corp.	55,525	11,843,483
MasterCard, Inc. - Class A	52,150	28,219,929
Teradata Corp. (a)	356,100	20,835,411

		68,503,606

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	319,600	13,413,612

Machinery—1.3%
Ingersoll-Rand plc	270,900	14,902,209

Media—6.2%
Comcast Corp. - Class A	614,900	25,831,949
News Corp. - Class A	992,200	30,281,944
Time Warner Cable, Inc.	151,470	14,550,208

		70,664,101

MIST-66

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—1.0%
Dillard’s, Inc. - Class A	102,300	$8,035,665
Nordstrom, Inc. (b)	62,950	3,476,729

		11,512,394

Oil, Gas & Consumable Fuels—10.9%
Chevron Corp.	203,825	24,218,487
Exxon Mobil Corp.	274,100	24,699,151
Marathon Oil Corp.	395,075	13,321,929
Marathon Petroleum Corp.	274,700	24,613,120
PBF Energy, Inc. (b)	278,679	10,358,498
Suncor Energy, Inc.	671,035	20,137,760
Tesoro Corp.	120,779	7,071,611

		124,420,556

Paper & Forest Products—2.3%
Domtar Corp.	86,700	6,729,654
International Paper Co.	408,300	19,018,614

		25,748,268

Pharmaceuticals—8.3%
AbbVie, Inc.	248,450	10,131,791
Eli Lilly & Co.	176,025	9,996,460
Johnson & Johnson	51,550	4,202,871
Merck & Co., Inc.	736,325	32,567,655
Pfizer, Inc.	1,246,325	35,968,939
Zoetis, Inc. (a)	49,100	1,639,940

		94,507,656

Semiconductors & Semiconductor Equipment—1.8%
KLA-Tencor Corp.	279,750	14,754,015
Teradyne, Inc. (a) (b)	354,500	5,749,990

		20,504,005

Software—5.2%
Activision Blizzard, Inc.	804,700	11,724,479
Microsoft Corp.	921,100	26,352,671
Oracle Corp.	638,300	20,642,622

		58,719,772

Specialty Retail—1.7%
Ross Stores, Inc.	318,800	19,325,656

Textiles, Apparel & Luxury Goods—0.8%
NIKE, Inc. - Class B	164,591	9,712,515

Tobacco—1.3%
Philip Morris International, Inc.	154,075	14,284,293

Total Common Stocks (Cost $939,937,307)		1,133,463,204

Short-Term Investments—3.0%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—2.4%
State Street Navigator Securities Lending MET Portfolio (c)	27,775,659	$27,775,659

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $6,473,007 on 04/01/13, collateralized by $6,495,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $6,603,635.	6,473,000	6,473,000

Total Short-Term Investments (Cost $34,248,659)		34,248,659

Total Investments—102.5% (Cost $974,185,966) (d)		1,167,711,863
Other assets and liabilities (net)—(2.5)%		(28,975,228)

Net Assets—100.0%		$1,138,736,635

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $38,551,355 and the collateral received consisted of cash in the amount of $27,775,659 and non-cash collateral with a value of $11,611,974. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $974,185,966. The aggregate unrealized appreciation and depreciation of investments were $199,006,056 and $(5,480,159), respectively, resulting in net unrealized appreciation of $193,525,897.

MIST-67

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,133,463,204	$—	$—	$1,133,463,204
Short-Term Investments
Mutual Fund	27,775,659	—	—	27,775,659
Repurchase Agreement	—	6,473,000	—	6,473,000
Total Short-Term Investments	27,775,659	6,473,000	—	34,248,659
Total Investments	$1,161,238,863	$6,473,000	$—	$1,167,711,863

Collateral for securities loaned (Liability)	$—	$(27,775,659)	$—	$(27,775,659)

*	See Schedule of Investments for additional detailed categorizations.

MIST-68

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Australia—8.7%
Dexus Property Group (REIT) (a)	19,309,312	$21,024,014
Federation Centres, Ltd. (REIT) (a)	5,805,800	14,278,956
Goodman Group (REIT) (a)	4,173,332	20,814,319
GPT Group (REIT)	2,959,820	11,463,110
Investa Office Fund (REIT)	1,060,100	3,379,967
Mirvac Group (REIT)	8,775,397	14,858,283
Stockland (REIT)	913,500	3,481,796
Westfield Group (REIT)	2,955,150	33,450,029
Westfield Retail Trust (REIT) (a)	8,823,415	27,795,802

		150,546,276

Brazil—0.2%
Sonae Sierra Brasil S.A.	216,000	2,976,915

Canada—2.4%
Boardwalk Real Estate Investment Trust (REIT)	145,900	8,975,037
Calloway Real Estate Investment Trust (REIT)	275,800	7,949,426
Canadian Real Estate Investment Trust (REIT)	74,800	3,310,536
RioCan Real Estate Investment Trust (REIT)	758,600	20,760,033

		40,995,032

China—0.2%
Country Garden Holdings Co., Ltd. (b)	6,669,268	3,312,603

France—4.4%
Fonciere Des Regions (REIT)	97,189	7,613,230
ICADE (REIT) (a)	53,046	4,642,795
Klepierre (REIT) (a)	355,450	13,974,391
Mercialys S.A. (REIT)	77,160	1,580,308
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	42,900	4,581,122
Unibail-Rodamco SE (REIT)	185,462	43,196,379

		75,588,225

Germany—1.1%
Deutsche Wohnen AG	169,754	3,087,425
GSW Immobilien AG	188,218	7,453,664
LEG Immobilien AG (b)	144,900	7,763,940

		18,305,029

Hong Kong—11.3%
Cheung Kong Holdings, Ltd.	352,800	5,216,198
China Overseas Land & Investment, Ltd. (a)	3,090,300	8,573,824
China Resources Land, Ltd.	3,250,000	9,126,280
Hang Lung Properties, Ltd.	1,362,677	5,105,269
Hongkong Land Holdings, Ltd.	3,126,645	23,192,834
Kerry Properties, Ltd. (a)	2,210,600	9,852,996
Link REIT (The) (REIT)	5,624,000	30,729,361
New World Development Co., Ltd.	6,532,400	11,106,076
Sino Land Co., Ltd.	9,770,062	16,608,292
Sun Hung Kai Properties, Ltd.	2,097,900	28,263,272
Swire Properties, Ltd.	4,176,000	14,896,754
Wharf Holdings, Ltd.	3,739,080	33,442,255

		196,113,411

Security Description	Shares	Value

Japan—14.3%
Activia Properties, Inc. (REIT) (a)	777	$7,466,282
Japan Real Estate Investment Corp. (REIT) (a)	2,271	31,436,215
Japan Retail Fund Investment Corp. (REIT)	8,634	21,418,027
Kenedix Realty Investment Corp. (REIT)	1,186	5,756,322
Mitsubishi Estate Co., Ltd.	2,343,956	66,419,468
Mitsui Fudosan Co., Ltd.	2,009,774	57,331,858
Nippon Accommodations Fund, Inc. (REIT) (a)	422	3,568,472
Nippon Building Fund, Inc. (REIT)	395	5,533,125
Sumitomo Realty & Development Co., Ltd. (a)	855,500	33,312,434
Tokyo Tatemono Co., Ltd.	711,000	5,077,264
United Urban Investment Corp. (REIT) (a)	6,100	9,954,689

		247,274,156

Netherlands—0.4%
Eurocommercial Properties N.V. (REIT)	170,457	6,252,314

Singapore—5.1%
CapitaCommercial Trust (REIT) (a)	11,711,000	14,982,942
CapitaLand, Ltd. (a)	9,315,611	26,578,688
CapitaMall Trust (REIT) (a)	6,992,823	11,800,273
Global Logistic Properties, Ltd.	10,925,500	23,152,547
Keppel Land, Ltd.	994,500	3,168,342
Mapletree Greater China Commercial Trust (REIT) (a) (b)	10,994,000	9,218,172

		88,900,964

Sweden—0.7%
Castellum AB (a)	592,230	8,437,358
Hufvudstaden A.B. - A Shares (a)	324,648	4,079,155

		12,516,513

Switzerland—0.6%
PSP Swiss Property AG (a) (b)	121,532	11,074,134

United Kingdom—4.2%
British Land Co. plc (REIT)	574,577	4,747,942
Derwent London plc (REIT)	418,740	13,712,910
Great Portland Estates plc (REIT)	1,655,558	12,495,966
Hammerson plc (REIT)	1,789,251	13,405,829
Land Securities Group plc (REIT)	1,722,626	21,711,799
Safestore Holdings plc (a)	2,113,000	3,806,147
Segro plc (REIT)	609,800	2,357,960

		72,238,553

United States—45.8%
American Tower Corp. (REIT)	107,500	8,268,900
AvalonBay Communities, Inc. (REIT)	170,548	21,603,315
BioMed Realty Trust, Inc. (REIT) (a)	424,100	9,160,560
Boston Properties, Inc. (REIT)	372,900	37,685,274
Brandywine Realty Trust (REIT)	44,900	666,765
BRE Properties, Inc. (REIT)	316,246	15,394,855
Campus Crest Communities, Inc. (REIT)	253,500	3,523,650
CBL & Associates Properties, Inc. (REIT)	147,100	3,471,560
CommonWealth REIT (REIT) (a)	235,700	5,289,108
DDR Corp. (REIT) (a)	1,243,200	21,656,544

MIST-69

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—(Continued)
Douglas Emmett, Inc. (REIT) (a)	565,700	$14,102,901
Duke Realty Corp. (REIT) (a)	899,200	15,268,416
Equity Residential (REIT)	472,200	25,999,332
Essex Property Trust, Inc. (REIT) (a)	54,800	8,251,784
Federal Realty Investment Trust (REIT)	64,134	6,929,037
General Growth Properties, Inc. (REIT)	1,489,132	29,603,944
HCP, Inc. (REIT)	616,300	30,728,718
Health Care REIT, Inc. (REIT)	474,100	32,196,131
Healthcare Trust of America, Inc. (REIT) - Class A (a)	147,700	1,735,475
Highwoods Properties, Inc. (REIT) (a)	288,278	11,407,160
Host Hotels & Resorts, Inc. (REIT) (a)	2,522,471	44,118,018
Kilroy Realty Corp. (REIT) (a)	406,900	21,321,560
Kimco Realty Corp. (REIT) (a)	1,173,600	26,288,640
Lexington Realty Trust (REIT) (a)	575,500	6,790,900
Liberty Property Trust (REIT)	538,800	21,417,300
Macerich Co. (The) (REIT) (a)	468,288	30,148,381
Pebblebrook Hotel Trust (REIT) (a)	295,900	7,631,261
Peoples Choice Financial Corp. (REIT) (144A) (b) (c) (d)	60,000	0
Post Properties, Inc. (REIT)	354,100	16,678,110
ProLogis, Inc. (REIT)	953,268	38,111,655
Public Storage (REIT)	183,300	27,920,256
Ramco-Gershenson Properties Trust (REIT) (a)	218,700	3,674,160
Senior Housing Properties Trust (REIT)	264,700	7,101,901
Simon Property Group, Inc. (REIT)	459,973	72,933,319
SL Green Realty Corp. (REIT) (a)	365,860	31,504,205
Starwood Hotels & Resorts Worldwide, Inc.	136,500	8,699,145
Sunstone Hotel Investors, Inc. (REIT) (b)	556,300	6,848,053
Tanger Factory Outlet Centers, Inc. (REIT) (a)	230,720	8,347,450
Taubman Centers, Inc. (REIT)	204,213	15,859,182
UDR, Inc. (REIT)	1,094,275	26,470,512
Ventas, Inc. (REIT)	435,979	31,913,663
Vornado Realty Trust (REIT)	316,569	26,477,831
Weyerhaeuser Co. (REIT)	273,100	8,569,878

		791,768,809

Total Common Stocks (Cost $1,381,274,248)		1,717,862,934

Short-Term Investments—15.6%

Mutual Fund—15.1%
State Street Navigator Securities Lending MET Portfolio (e)	259,792,114	259,792,114

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $8,856,010 on 04/01/13, collateralized by $9,045,000 U.S. Treasury Note at 0.250% due 09/15/15 with a value of $9,033,694.	8,856,000	$8,856,000

Total Short-Term Investments (Cost $268,648,114)		268,648,114

Total Investments—115.0% (Cost $1,649,922,362) (f)		1,986,511,048
Other assets and liabilities (net)—(15.0)%		(258,393,527)

Net Assets—100.0%		$1,728,117,521

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $258,238,554 and the collateral received consisted of cash in the amount of $259,792,114 and non-cash collateral with a value of $6,748,106. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent less than 0.05% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 28, 2013, the aggregate cost of investments was $1,649,922,362. The aggregate unrealized appreciation and depreciation of investments were $345,116,932 and $(8,528,246), respectively, resulting in net unrealized appreciation of $336,588,686.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $0, which is 0.0% of net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Restricted Securities

	Acquisition Date	Shares	Cost	Value
Peoples Choice Financial Corp. (REIT)	04/28/06	60,000	$330,000	$0

MIST-70

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Ten Largest Industries as of March 28, 2013 (Unaudited)	% of Net Assets
Retail REIT’s	26.9
Diversified Real Estate Activities	16.0
Office REIT’s	12.6
Specialized REIT’s	12.0
Diversified REIT’s	11.3
Residential REIT’s	7.5
Real Estate Operating Companies	6.4
Industrial REIT’s	3.5
Real Estate Development	2.7
Hotels, Resorts & Cruise Lines	0.5

MIST-71

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$150,546,276	$—	$150,546,276
Brazil	2,976,915	—	—	2,976,915
Canada	40,995,032	—	—	40,995,032
China	—	3,312,603	—	3,312,603
France	43,196,379	32,391,846	—	75,588,225
Germany	7,763,940	10,541,089	—	18,305,029
Hong Kong	—	196,113,411	—	196,113,411
Japan	—	247,274,156	—	247,274,156
Netherlands	—	6,252,314	—	6,252,314
Singapore	9,218,172	79,682,792	—	88,900,964
Sweden	—	12,516,513	—	12,516,513
Switzerland	—	11,074,134	—	11,074,134
United Kingdom	—	72,238,553	—	72,238,553
United States	791,768,809	—	0	791,768,809
Total Common Stocks	895,919,247	821,943,687	0	1,717,862,934
Short-Term Investments
Mutual Fund	259,792,114	—	—	259,792,114
Repurchase Agreement	—	8,856,000	—	8,856,000
Total Short-Term Investments	259,792,114	8,856,000	—	268,648,114
Total Investments	$1,155,711,361	$830,799,687	$0	$1,986,511,048

Collateral for securities loaned (Liability)	$—	$(259,792,114)	$—	$(259,792,114)

Transfers from Level 2 to Level 1 in the amount of $3,416,929 were due to increased trading activity.

As of March 28, 2013, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there were no changes in the valuation techniques used since the December 31, 2012 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at March 28, 2013 have not been presented.

MIST-72

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Engility Holdings, Inc. (a) (b)	57,266	$1,373,239
L-3 Communications Holdings, Inc.	400,800	32,432,736

		33,805,975

Biotechnology—19.4%
Amgen, Inc.	1,087,700	111,500,127
Biogen Idec, Inc. (a)	905,560	174,691,580
ImmunoGen, Inc. (a) (b)	250,000	4,015,000
Isis Pharmaceuticals, Inc. (a) (b)	261,735	4,433,791
Vertex Pharmaceuticals, Inc. (a)	529,972	29,137,860

		323,778,358

Commercial Services & Supplies—2.7%
ADT Corp. (The)	389,112	19,043,141
Tyco International, Ltd.	784,225	25,095,200

		44,138,341

Communications Equipment—0.1%
Arris Group, Inc. (a)	122,915	2,110,451

Computers & Peripherals—5.8%
SanDisk Corp. (a)	852,890	46,908,950
Seagate Technology plc	1,349,900	49,352,344

		96,261,294

Construction & Engineering—1.1%
Fluor Corp.	286,410	18,997,575

Electronic Equipment, Instruments & Components—2.4%
Dolby Laboratories, Inc. - Class A (b)	276,800	9,289,408
TE Connectivity, Ltd.	744,625	31,222,126

		40,511,534

Energy Equipment & Services—8.8%
Core Laboratories N.V.	425,670	58,708,406
National Oilwell Varco, Inc.	521,578	36,901,644
Weatherford International, Ltd. (a)	4,186,900	50,828,966

		146,439,016

Health Care Equipment & Supplies—2.8%
Covidien plc	668,825	45,373,088
Wright Medical Group, Inc. (a)	56,921	1,355,289

		46,728,377

Health Care Providers & Services—7.7%
UnitedHealth Group, Inc.	2,254,400	128,974,224

Internet & Catalog Retail—1.5%
Liberty Interactive Corp. - Class A (a)	1,037,900	22,190,302
Liberty Ventures (a)	44,510	3,364,066

		25,554,368

Internet Software & Services—0.4%
Facebook, Inc. - Class A (a)	283,600	$7,254,488

Machinery—3.1%
Pall Corp.	615,100	42,054,387
Pentair, Ltd.	184,904	9,753,686

		51,808,073

Media—18.4%
AMC Networks, Inc. - Class A (a)	461,525	29,159,150
Cablevision Systems Corp. - Class A (b)	1,816,300	27,171,848
CBS Corp. - Class B	188,600	8,805,734
Comcast Corp. - Class A	459,500	19,303,595
Comcast Corp. - Special Class A	2,583,700	102,366,194
DIRECTV (a)	542,875	30,732,154
Liberty Global, Inc. - Class A (a)	163,800	12,022,920
Liberty Media Corp. (a)	270,988	30,250,390
Madison Square Garden Co. (The) - Class A (a)	501,850	28,906,560
Starz - Liberty Capital (a)	270,988	6,002,384
Viacom, Inc. - Class B	188,700	11,618,259

		306,339,188

Metals & Mining—1.3%
Freeport-McMoRan Copper & Gold, Inc.	428,800	14,193,280
Nucor Corp.	147,500	6,807,125

		21,000,405

Oil, Gas & Consumable Fuels—7.6%
Anadarko Petroleum Corp.	1,411,060	123,397,197
Newfield Exploration Co. (a)	116,700	2,616,414

		126,013,611

Pharmaceuticals—7.3%
Forest Laboratories, Inc. (a)	1,632,300	62,092,692
Teva Pharmaceutical Industries, Ltd. (ADR)	170,700	6,773,376
Valeant Pharmaceuticals International, Inc. (a)	705,470	52,924,359

		121,790,427

Semiconductors & Semiconductor Equipment—5.0%
Broadcom Corp. - Class A	1,075,745	37,296,079
Cree, Inc. (a) (b)	571,900	31,288,649
Intel Corp.	711,248	15,540,769

		84,125,497

Software—2.6%
Advent Software, Inc. (a)	8,700	243,339
Autodesk, Inc. (a)	498,200	20,545,768
Citrix Systems, Inc. (a)	323,400	23,336,544

		44,125,651

Total Common Stocks (Cost $1,135,266,049)		1,669,756,853

MIST-73

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Right—0.0%

Security Description	Shares	Value

Health Care Equipment & Supplies—0.0%
Wright Medical Group, Inc. (a) (b) (Cost $573,350)	229,340	$573,350

Short-Term Investment—3.2%

Mutual Fund—3.2%
State Street Navigator Securities Lending MET Portfolio (c)	53,239,908	53,239,908

Total Short-Term Investment (Cost $53,239,908)		53,239,908

Total Investments—103.2% (Cost $1,189,079,307) (d)		1,723,570,111
Other assets and liabilities (net)—(3.2)%		(54,024,210)

Net Assets—100.0%		$1,669,545,901

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $52,270,389 and the collateral received consisted of cash in the amount of $53,239,908. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,189,079,307. The aggregate unrealized appreciation and depreciation of investments were $572,859,041 and $(38,368,237), respectively, resulting in net unrealized appreciation of $534,490,804.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,669,756,853	$—	$—	$1,669,756,853
Total Right*	573,350	—	—	573,350
Total Short-Term Investment*	53,239,908	—	—	53,239,908
Total Investments	$1,723,570,111	$—	$—	$1,723,570,111

Collateral for securities loaned (Liability)	$—	$(53,239,908)	$—	$(53,239,908)

*	See Schedule of Investments for additional detailed categorizations.

MIST-74

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
BE Aerospace, Inc. (a)	107,430	$6,476,955
Triumph Group, Inc.	15,385	1,207,722

		7,684,677

Auto Components—1.3%
Delphi Automotive plc	151,949	6,746,536
TRW Automotive Holdings Corp. (a)	87,238	4,798,090

		11,544,626

Beverages—3.2%
Coca-Cola Enterprises, Inc.	240,063	8,863,126
Constellation Brands, Inc. - Class A (a)	309,456	14,742,484
Monster Beverage Corp. (a)	116,030	5,539,272

		29,144,882

Biotechnology—0.6%
Vertex Pharmaceuticals, Inc. (a)	106,847	5,874,448

Building Products—2.6%
Fortune Brands Home & Security, Inc. (a)	182,085	6,815,442
Lennox International, Inc.	113,137	7,183,068
Owens Corning (a)	243,472	9,600,101

		23,598,611

Capital Markets—2.5%
Ameriprise Financial, Inc.	55,346	4,076,233
Invesco, Ltd.	525,948	15,231,454
Lazard, Ltd. - Class A	115,373	3,937,680

		23,245,367

Chemicals—2.3%
Axiall Corp.	82,788	5,146,102
Celanese Corp. - Series A	141,436	6,230,256
CF Industries Holdings, Inc.	49,350	9,394,759

		20,771,117

Commercial Banks—4.3%
CIT Group, Inc. (a)	232,995	10,130,623
First Republic Bank	165,857	6,405,397
M&T Bank Corp. (b)	165,373	17,059,879
Zions Bancorporation (b)	241,164	6,026,688

		39,622,587

Commercial Services & Supplies—0.5%
Waste Connections, Inc. (b)	129,372	4,654,805

Communications Equipment—1.9%
Juniper Networks, Inc. (a)	540,309	10,017,329
Polycom, Inc. (a)	663,442	7,350,937

		17,368,266

Computers & Peripherals—0.9%
NetApp, Inc. (a)	250,459	8,555,679

Construction & Engineering—0.5%
Jacobs Engineering Group, Inc. (a)	73,165	$4,114,800

Consumer Finance—1.7%
SLM Corp.	743,049	15,217,643

Containers & Packaging—1.2%
Packaging Corp. of America	114,698	5,146,499
Sealed Air Corp.	249,158	6,007,200

		11,153,699

Diversified Financial Services—1.3%
NASDAQ OMX Group, Inc. (The)	364,505	11,773,511

Electric Utilities—4.7%
N.V. Energy, Inc.	247,239	4,952,197
Northeast Utilities	191,138	8,306,858
OGE Energy Corp.	72,042	5,041,499
PPL Corp.	410,714	12,859,455
Xcel Energy, Inc.	390,542	11,599,098

		42,759,107

Electrical Equipment—2.0%
Hubbell, Inc. - Class B	65,297	6,340,992
Rockwell Automation, Inc.	70,387	6,077,917
Sensata Technologies Holding N.V. (a)	187,116	6,150,503

		18,569,412

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A	68,414	5,107,105

Energy Equipment & Services—1.9%
Cameron International Corp. (a)	192,560	12,554,912
Oil States International, Inc. (a)	59,230	4,831,391

		17,386,303

Food Products—0.6%
Hain Celestial Group, Inc. (The) (a) (b)	88,309	5,393,914

Gas Utilities—0.6%
Questar Corp.	230,095	5,598,211

Health Care Equipment & Supplies—2.5%
Boston Scientific Corp. (a)	1,529,483	11,945,262
Hologic, Inc. (a)	467,665	10,569,229

		22,514,491

Health Care Providers & Services—2.6%
Aetna, Inc.	326,326	16,681,785
AmerisourceBergen Corp.	144,139	7,415,952

		24,097,737

MIST-75

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—2.4%
Chipotle Mexican Grill, Inc. (a)	20,944	$6,825,021
MGM Resorts International (a) (b)	658,944	8,665,114
Starwood Hotels & Resorts Worldwide, Inc.	100,997	6,436,539

		21,926,674

Household Durables—2.0%
Toll Brothers, Inc. (a) (b)	234,360	8,024,486
Whirlpool Corp.	83,641	9,908,113

		17,932,599

Household Products—0.9%
Church & Dwight Co., Inc.	120,237	7,770,917

Independent Power Producers & Energy Traders—1.1%
Calpine Corp. (a)	471,948	9,722,129

Industrial Conglomerates—0.8%
Carlisle Cos., Inc.	101,305	6,867,466

Insurance—8.8%
Everest Re Group, Ltd.	97,849	12,706,671
Hartford Financial Services Group, Inc. (b)	430,115	11,096,967
Markel Corp. (a)	8,779	4,420,227
PartnerRe, Ltd.	85,708	7,980,272
Principal Financial Group, Inc. (b)	466,514	15,875,471
W.R. Berkley Corp.	258,979	11,490,898
Willis Group Holdings plc	122,844	4,851,110
XL Group plc	407,297	12,341,099

		80,762,715

Internet & Catalog Retail—1.0%
Liberty Interactive Corp. - Class A (a)	436,882	9,340,537

IT Services—0.9%
Fidelity National Information Services, Inc.	214,643	8,504,156

Life Sciences Tools & Services—1.4%
Agilent Technologies, Inc.	214,009	8,981,958
Life Technologies Corp. (a)	59,039	3,815,690

		12,797,648

Machinery—3.7%
Dover Corp.	126,974	9,253,865
Flowserve Corp.	27,933	4,684,643
Lincoln Electric Holdings, Inc.	36,614	1,983,747
Stanley Black & Decker, Inc.	113,689	9,205,398
Timken Co.	152,124	8,607,176

		33,734,829

Media—0.9%
Charter Communications, Inc. - Class A (a)	26,832	2,795,358
Scripps Networks Interactive, Inc. - Class A	84,399	5,430,231

		8,225,589

Security Description	Shares	Value

Metals & Mining—1.8%
Carpenter Technology Corp.	173,099	$8,532,050
Reliance Steel & Aluminum Co.	112,029	7,973,104

		16,505,154

Multi-Utilities—3.1%
CMS Energy Corp.	304,058	8,495,381
NiSource, Inc.	59,859	1,756,263
SCANA Corp.	160,431	8,207,650
Sempra Energy	124,658	9,965,160

		28,424,454

Multiline Retail—1.0%
Macy’s, Inc.	226,002	9,455,924

Oil, Gas & Consumable Fuels—7.7%
Concho Resources, Inc. (a)	87,089	8,485,081
HollyFrontier Corp.	164,045	8,440,115
Marathon Petroleum Corp.	153,182	13,725,107
Peabody Energy Corp.	156,374	3,307,310
Pioneer Natural Resources Co.	57,227	7,110,455
Range Resources Corp.	117,867	9,551,942
Southwestern Energy Co. (a)	265,276	9,884,184
Tesoro Corp.	172,823	10,118,787

		70,622,981

Paper & Forest Products—0.4%
International Paper Co.	81,412	3,792,171

Pharmaceuticals—1.0%
Mylan, Inc. (a)	322,049	9,320,098

Real Estate Investment Trusts—9.7%
Alexandria Real Estate Equities, Inc.	132,823	9,427,776
AvalonBay Communities, Inc.	104,110	13,187,614
Camden Property Trust	80,958	5,560,195
Digital Realty Trust, Inc. (b)	135,691	9,079,085
Kimco Realty Corp. (b)	409,409	9,170,762
Liberty Property Trust	248,445	9,875,689
MFA Financial, Inc.	697,502	6,500,719
Silver Bay Realty Trust Corp.	16,314	337,707
Tanger Factory Outlet Centers, Inc. (b)	210,129	7,602,467
Two Harbors Investment Corp. (b)	332,946	4,198,449
Ventas, Inc.	188,001	13,761,673

		88,702,136

Semiconductors & Semiconductor Equipment—4.2%
Altera Corp.	389,054	13,799,745
Avago Technologies, Ltd.	231,990	8,333,081
Lam Research Corp. (a)	388,529	16,108,412
ON Semiconductor Corp. (a)	8,252	68,327

		38,309,565

Software—1.8%
Adobe Systems, Inc. (a)	175,161	7,621,255

MIST-76

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Software—(Continued)
PTC, Inc. (a)	359,607	$9,166,383

		16,787,638

Specialty Retail—1.1%
AutoZone, Inc. (a)	17,322	6,872,850
PetSmart, Inc.	54,188	3,365,075

		10,237,925

Textiles, Apparel & Luxury Goods—0.9%
PVH Corp.	73,025	7,799,800

Total Common Stocks (Cost $741,929,966)		893,294,103

Short-Term Investments—7.3%

Mutual Fund—6.2%
State Street Navigator Securities Lending MET Portfolio (c)	57,200,058	57,200,058

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $9,990,011 on 04/01/13, collateralized by $10,070,000 Federal Home Loan Mortgage Corp. at 1.375% due 02/25/14 with a value of $10,192,451.	9,990,000	9,990,000

Total Short-Term Investments (Cost $67,190,058)		67,190,058

Total Investments—105.0% (Cost $809,120,024) (d)		960,484,161
Other assets and liabilities (net)—(5.0)%		(46,168,805)

Net Assets—100.0%		$914,315,356

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $53,604,779 and the collateral received consisted of cash in the amount of $57,200,058. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $809,120,024. The aggregate unrealized appreciation and depreciation of investments were $157,941,109 and $(6,576,972), respectively, resulting in net unrealized appreciation of $151,364,137.

MIST-77

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$893,294,103	$—	$—	$893,294,103
Short-Term Investments
Mutual Fund	57,200,058	—	—	57,200,058
Repurchase Agreement	—	9,990,000	—	9,990,000
Total Short-Term Investments	57,200,058	9,990,000	—	67,190,058
Total Investments	$950,494,161	$9,990,000	$—	$960,484,161

Collateral for securities loaned (Liability)	$—	$(57,200,058)	$—	$(57,200,058)

*	See Schedule of Investments for additional detailed categorizations.

MIST-78

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Australia—6.2%
Amcor, Ltd.	4,658,110	$45,231,378
AMP, Ltd. (a)	10,898,800	59,299,339
Orica, Ltd.	3,747,228	95,630,010

		200,160,727

Canada—2.5%
Thomson Reuters Corp. (a)	2,527,500	82,006,596

France—9.2%
BNP Paribas S.A.	1,882,087	96,960,547
Christian Dior S.A.	69,500	11,549,465
Danone S.A.	859,700	59,898,954
PPR	310,100	68,270,683
Publicis Groupe S.A.	904,600	60,726,515

		297,406,164

Germany—7.3%
Allianz SE	741,500	100,752,702
Daimler AG	2,284,900	124,374,132
SAP AG	146,400	11,732,430

		236,859,264

Ireland—1.7%
Bank of Ireland (a) (b)	77,901,600	15,383,060
Experian plc	2,221,900	38,641,515

		54,024,575

Israel—1.7%
Check Point Software Technologies, Ltd. (a) (b)	1,216,200	57,149,238

Italy—6.3%
Fiat Industrial S.p.A.	7,651,300	86,111,212
Intesa Sanpaolo S.p.A.	80,049,400	117,966,565

		204,077,777

Japan—20.3%
Canon, Inc.	2,421,500	89,297,775
Daiwa Securities Group, Inc. (a)	13,678,000	96,893,430
FANUC Corp.	79,500	12,230,773
Honda Motor Co., Ltd.	2,755,600	106,182,754
Meitec Corp. (a)	849,200	21,485,458
Olympus Corp. (b)	2,548,200	60,537,715
Omron Corp.	3,411,800	86,358,993
Rohm Co., Ltd. (a)	1,915,400	66,568,477
Secom Co., Ltd.	594,500	30,717,589
Toyota Motor Corp.	1,712,700	88,266,555

		658,539,519

Mexico—0.2%
Grupo Televisa S.A.B. (ADR)	211,266	5,621,788

Netherlands—4.7%
Akzo Nobel N.V.	525,426	33,385,883
Heineken Holding N.V.	247,700	15,880,436

Security Description	Shares	Value

Netherlands—(Continued)
Koninklijke Ahold N.V.	2,244,000	$34,408,110
Koninklijke Philips Electronics N.V.	2,372,657	70,511,881

		154,186,310

Spain—2.3%
Banco Santander S.A.	11,226,888	75,949,360

Sweden—3.5%
Assa Abloy AB - Class B	318,000	13,007,235
Atlas Copco AB - B Shares	980,800	24,870,191
Hennes & Mauritz AB - B Shares	2,126,700	76,158,724

		114,036,150

Switzerland—16.4%
Adecco S.A. (b)	1,447,300	79,359,912
Compagnie Financiere Richemont S.A. - Class A	572,800	45,028,267
Credit Suisse Group AG (a) (b)	5,916,784	156,152,516
Geberit AG (b)	21,200	5,222,830
Givaudan S.A. (a) (b)	26,100	32,069,927
Holcim, Ltd. (b)	566,100	45,163,565
Kuehne & Nagel International AG (a)	814,800	88,983,774
Nestle S.A.	602,500	43,588,477
Novartis AG	414,100	29,488,657
Roche Holding AG	26,600	6,210,385

		531,268,310

United Kingdom—13.9%
Diageo plc	1,217,400	38,334,648
GlaxoSmithKline plc	1,976,800	46,270,230
Lloyds Banking Group plc (b)	135,658,900	100,931,674
Schroders plc	2,280,327	73,338,751
Signet Jewelers, Ltd. (a)	311,092	20,843,164
Smiths Group plc (a)	1,349,600	25,864,430
TESCO plc	7,606,100	44,222,221
Willis Group Holdings plc	2,258,000	89,168,420
Wolseley plc	256,422	12,814,862

		451,788,400

Total Common Stocks (Cost $2,744,311,478)		3,123,074,178

Short-Term Investments—8.7%

Mutual Fund—6.8%
State Street Navigator Securities Lending MET Portfolio (c)	222,591,395	222,591,395

MIST-79

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $60,341,067 on 04/01/13, collateralized by $46,885,000 U.S. Treasury Bond at 4.625% due 02/15/40 with a value of $61,551,118.	60,341,000	$60,341,000

Total Short-Term Investments (Cost $282,932,395)		282,932,395

Total Investments—104.9% (Cost $3,027,243,873) (d)		3,406,006,573
Other assets and liabilities (net)—(4.9)%		(159,463,439)

Net Assets—100.0%		$3,246,543,134

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $226,827,089 and the collateral received consisted of cash in the amount of $222,591,395 and non-cash collateral with a value of $14,240,758. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $3,027,243,873. The aggregate unrealized appreciation and depreciation of investments were $463,530,580 and $(84,767,880), respectively, resulting in net unrealized appreciation of $378,762,700.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 28, 2013 (Unaudited)	% of Net Assets
Commercial Banks	12.5
Capital Markets	10.1
Automobiles	9.8
Insurance	7.7
Chemicals	5.0
Media	4.6
Professional Services	4.3
Machinery	3.8
Food Products	3.2
Specialty Retail	3.0

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
1,800,000,000	JPY	06/19/13	State Street Bank and Trust	$20,954,598	$(1,822,718)
3,200,000,000	JPY	06/19/13	State Street Bank and Trust	33,757,055	255,177
4,200,000,000	JPY	06/19/13	State Street Bank and Trust	50,606,068	(5,965,014)
4,230,000,000	JPY	06/19/13	State Street Bank and Trust	44,947,402	12,517
34,700,000	SEK	09/18/13	State Street Bank and Trust	5,312,309	(6,035)

Net Unrealized Depreciation					$(7,526,073)

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
100,400,000	AUD	12/18/13	State Street Bank and Trust	$102,136,920	$(403,122)
165,300,000	CHF	09/18/13	State Street Bank and Trust	179,439,861	4,865,484
21,650,000,000	JPY	06/19/13	State Street Bank and Trust	278,614,264	48,500,259
121,000,000	SEK	09/18/13	State Street Bank and Trust	18,202,606	(300,541)

Net Unrealized Appreciation					$52,662,080

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona

MIST-80

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$200,160,727	$—	$200,160,727
Canada	82,006,596	—	—	82,006,596
France	—	297,406,164	—	297,406,164
Germany	—	236,859,264	—	236,859,264
Ireland	—	54,024,575	—	54,024,575
Israel	57,149,238	—	—	57,149,238
Italy	—	204,077,777	—	204,077,777
Japan	—	658,539,519	—	658,539,519
Mexico	5,621,788	—	—	5,621,788
Netherlands	—	154,186,310	—	154,186,310
Spain	—	75,949,360	—	75,949,360
Sweden	—	114,036,150	—	114,036,150
Switzerland	—	531,268,310	—	531,268,310
United Kingdom	110,011,584	341,776,816	—	451,788,400
Total Common Stocks	254,789,206	2,868,284,972	—	3,123,074,178
Short-Term Investments
Mutual Fund	222,591,395	—	—	222,591,395
Repurchase Agreement	—	60,341,000	—	60,341,000
Total Short-Term Investments	222,591,395	60,341,000	—	282,932,395
Total Investments	$477,380,601	$2,928,625,972	$—	$3,406,006,573

Collateral for securities loaned (Liability)	$—	$(222,591,395)	$—	$(222,591,395)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$53,633,437	$—	$53,633,437
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(8,497,430)	—	(8,497,430)
Total Forward Contracts	$—	$45,136,007	$—	$45,136,007

MIST-81

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Municipals—5.9% of Net Assets

Security Description	Shares/Principal Amount*	Value
Gainesville & Hall County, GA, Development Authority Revenue 0.180%, 03/01/21 (a)	24,300,000	$24,300,000
Minnesota State Office of Higher Education Revenue 0.160%, 08/01/47 (a)	16,600,000	16,600,000
University of Virginia Real Estate Foundation 0.200%, 07/01/26 (a)	34,000,000	34,000,000

Total Municipals (Cost $74,900,000)		74,900,000

Commodity-Linked Securities—1.0%
Canadian Imperial Bank of Commerce Commodity Linked EMTN Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index multiplied by 2), 11/12/13	5,725,000	4,409,967
Canadian Imperial Bank of Commerce Commodity Linked EMTN Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index multiplied by 2), 12/13/13	3,800,000	3,219,740
Cargill, Inc. Commodity Linked Note, one month LIBOR rate (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 11/20/13 (144A)	5,705,000	4,768,930

Total Commodity-Linked Securities (Cost $15,230,000)		12,398,637

Short-Term Investments—88.8%

Commercial Paper—61.3%
Alpine Securitization Corp. 0.166%, 04/23/13 (d)	39,000,000	38,996,187
Atlamtis One Funding Corp. 0.194%, 05/16/13 (d)	26,300,000	26,293,754
Banque et Caisse d’Epargne de L’Etat 0.233%, 04/09/13 (d)	25,000,000	24,998,722
Barton Capital LLC 0.187%, 04/09/13 (d)	40,000,000	39,998,400
Bryant Park Funding LLC 0.240%, 04/01/13 (d)	41,400,000	41,400,000
CAFCO LLC 0.207%, 04/08/13 (d)	21,700,000	21,699,156
Chariot Funding LLC 0.182%, 06/24/13 (d)	2,000,000	1,999,160
Deutsche Bank Financial LLC 0.224%, 04/15/13 (d)	37,500,000	37,496,792
Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Fortis Funding LLC 0.173%, 04/23/13 (d)	35,000,000	$34,996,364
Gotham Funding Corp. 0.189%, 04/02/13 (d)	40,000,000	39,999,800
Govco LLC 0.186%, 04/16/13 (d)	41,000,000	40,996,925
Jupiter Securitization Co. LLC 0.271%, 09/12/13 (d)	22,900,000	22,871,833
Landesbank Hessen-Thueringen 0.203%, 04/15/13 (d)	35,000,000	34,997,278
Macquarie Bank Ltd. 0.223%, 06/11/13 (d)	7,000,000	6,996,963
Manhattan Asset Funding Co. LLC 0.186%, 04/10/13 (d)	7,000,000	6,999,685
Matchpoint Master Trust 0.155%, 04/11/13 (d)	40,000,000	39,998,333
National Australia Funding Delaware Inc. 0.167%, 05/13/13 (d)	37,000,000	36,992,877
Nieuw Amsterdam Receivables Corp. 0.184%, 04/17/13 (d)	40,000,000	39,996,800
Nordea North America Inc. 0.197%, 04/12/13 (d)	15,000,000	14,999,106
Regency Markets No. 1 LLC 0.186%, 04/16/13 (d)	34,436,000	34,433,417
Salisbury Receivables Co. LLC 0.173%, 04/04/13 (d)	20,000,000	19,999,717
0.172%, 04/15/13 (d)	2,000,000	1,999,868
Scaldis Capital LLC 0.185%, 04/17/13 (d)	40,000,000	39,996,800
Sheffield Receivables Corp. 0.233%, 04/08/13 (d)	20,000,000	19,999,105
0.212%, 05/21/13 (d)	11,600,000	11,596,617
Societe Generale North America Inc. 0.254%, 04/03/13 (d)	30,000,000	29,999,583
Standard Chartered Bank 0.222%, 07/16/13 (d)	30,000,000	29,980,567
Working Capital Management Co. 0.214%, 05/13/13 (d)	40,000,000	39,990,200

		780,724,009

Mutual Funds—20.4%
Premier Portfolio, Institutional Class 0.048% (b) (c)	37,272,187	37,272,187
STIC (Global Series) PLC - U.S. Dollar Liquidity Portfolio, Institutional Class 0.070% (b) (c)	186,117,040	186,117,040
STIT-Liquid Assets Portfolio Institutional Class, 0.109% (b) (c)	37,272,188	37,272,188

		260,661,415

U.S. Treasury—7.1%
U.S. Treasury Bills 0.080%, 06/27/13 (d)	4,100,000	4,099,207
0.080%, 07/11/13 (d) (e)	26,645,000	26,639,020
0.087%, 07/11/13 (d)	23,450,000	23,444,276

MIST-82

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
0.095%, 07/25/13 (d)	11,500,000	$11,496,510
0.083%, 09/05/13 (d)	12,700,000	12,695,292
0.131%, 01/09/14 (d)	8,100,000	8,091,563
0.135%, 01/09/14 (d)	4,100,000	4,095,649

		90,561,517

Total Short-Term Investments (Cost $1,131,946,941)		1,131,946,941

Total Investments—95.7% (Cost $1,222,076,941) (f)		1,219,245,578
Other assets and liabilities (net)—4.3%		55,296,249

Net Assets—100.0%		$1,274,541,827

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 28, 2013.
(d)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(e)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 28, 2013, the market value of securities pledged was $4,966,911.
(f)	As of March 28, 2013, the aggregate cost of investments was $1,222,076,941. The aggregate and net unrealized depreciation of investments was $(2,831,363).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $4,768,930, which is 0.4% of net assets.
(EMTN)—	Euro Medium-Term Note

The Portfolio invests in commodity-related instruments through its investment in the Invesco Balanced-Risk Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
Aluminum HG Futures	04/17/13	676	USD	34,240,929	$(2,426,679)
Australian 10 Year Treasury Bond Futures	06/17/13	1,662	AUD	200,145,098	2,036,469
Brent Crude Oil Futures	04/15/13	255	USD	27,880,785	174,315
Canada Government Bond 10 Year Futures	06/19/13	1,565	CAD	208,293,436	2,965,855
Copper LME Futures	05/15/13	322	USD	64,946,849	(4,352,486)
Copper LME Futures	07/17/13	322	USD	65,871,351	(5,118,001)
Euro Stoxx 50 Index Futures	06/21/13	2,450	EUR	64,864,278	(2,937,077)
FTSE 100 Index Futures	06/21/13	862	GBP	55,185,347	(668,143)
Gas Oil Futures	04/11/13	269	USD	25,066,016	(439,066)
Gas Oil Futures	05/10/13	17	USD	1,557,001	4,024
Gasoline RBOB Futures	06/28/13	199	USD	25,402,089	69,752
German Euro Bund Futures	06/06/13	1,099	EUR	157,676,009	2,842,506
Hang Seng Index Futures	04/29/13	329	HKD	365,555,560	198,728
Japanese 10 Year Government Bond Mini Futures	06/11/13	103	JPY	14,945,197,600	394,990
Russell 2000 Mini Index Futures	06/21/13	682	USD	63,443,925	1,271,055
S&P 500 E-Mini Index Futures	06/21/13	1,015	USD	77,884,924	1,422,101
Silver Futures	05/29/13	304	USD	43,601,803	(550,843)
Topix Index Futures	06/14/13	877	JPY	8,665,632,175	4,695,521
U.S. Treasury Bond 30 Year Futures	06/19/13	854	USD	122,979,227	397,086
United Kingdom Long Gilt Bond Futures	06/26/13	1,157	GBP	133,834,386	5,461,015
WTI Light Sweet Crude Oil Futures	08/19/13	50	USD	4,589,420	275,580

Net Unrealized Appreciation					$5,716,702

MIST-83

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation
Aluminum HG Futures	04/17/13	(221)	USD	(11,675,286)	$1,274,474
Copper LME Futures	05/15/13	(322)	USD	(65,927,681)	5,333,320
Copper LME Futures	07/17/13	(70)	USD	(13,505,765)	298,515

Net Unrealized Appreciation					$6,906,309

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	U.S. Dollar

Swap Agreements

Open total return swaps at March 28, 2013 were as follows.

Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	0.530%	10/03/13	Barclays Bank PLC	Barclays Commodity Strategy 1635 Excess Return Index	USD	16,087,474	$(487,672)	$—	$(487,672)
Receive	0.220%	04/25/13	Barclays Bank PLC	Barclays Gold Nearby S2 Excess Return Index	USD	7,021,764	4,400	—	4,400
Receive	0.000%	06/19/13	Merrill Lynch	Canada Government Bond 10 Year Futures	CAD	25,306,706	75,852	—	75,852
Receive	0.520%	12/19/13	Cargill, Inc.	Cargill Four Commodity Index 1	USD	19,183,891	—	—	—
Receive	0.150%	05/31/13	Merrill Lynch	Dow Jones-UBS Gold Index	USD	43,990,320	—	—	—
Receive	0.000%	06/06/13	Goldman Sachs Intl.	Euro-Bund Futures	EUR	27,613,566	410,852	—	410,852
Receive	0.450%	10/15/13	JP Morgan Chase Bank N.A.	Excess Return Commodity Index	USD	15,149,283	9,345	—	9,345
Receive	0.600%	11/04/13	Goldman Sachs Intl.	S&P GSCI 3 Month Forward Index	USD	10,954,737	(555,727)	—	(555,727)
Receive	0.000%	06/26/13	Goldman Sachs Intl.	United Kingdom Long Gilt Futures	GBP	14,230,786	215,145	—	215,145

Totals							$(327,805)	$—	$(327,805)

Cash in the amount of $330,000 has been received at the custodian bank as collateral for swaps contracts.

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	U.S. Dollar

Transactions in Securities of Affiliated Issuers

A summary of Portfolio’s transactions in the securities of affiliated issuers for the period ended March 28, 2013 is as follows:

Security Description	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Invesco V.I. Money Market Fund	11,616,289	—	(11,616,289)	—
Premier Portfolio Institutional Class	37,193,244	144,787,061	(144,708,118)	37,272,187
STIC (Global Series) PLC - U.S. Dollar Liquidity Portfolio Institutional Class	143,456,545	84,881,463	(42,220,968)	186,117,040
STIT-Liquid Assets Portfolio Institutional Class	37,193,244	144,787,062	(144,708,118)	37,272,188

MIST-84

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Security Description	Net Realized Gain/(Loss) on Sales of Affiliated Investments	Capital Gain Distributions from Affiliated Investments	Income from Affiliated Investments	Ending Value as of March 28, 2013
Invesco V.I. Money Market Fund	$—	$—	$195	$—
Premier Portfolio Institutional Class	—	—	—	37,272,187
STIC (Global Series) PLC - U.S. Dollar Liquidity Portfolio Institutional Class	—	—	37,112	186,117,040
STIT-Liquid Assets Portfolio Institutional Class	—	—	—	37,272,188

	$—	$—	$37,307	$260,661,415

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Municipals	$—	$74,900,000	$—	$74,900,000
Total Commodity-Linked Securities	—	12,398,637	—	12,398,637
Short-Term Investments
Commercial Paper	—	780,724,009	—	780,724,009
Mutual Funds	260,661,415	—	—	260,661,415
U.S. Treasury	—	90,561,517	—	90,561,517
Total Short-Term Investments	260,661,415	871,285,526	—	1,131,946,941
Total Investments	$260,661,415	$958,584,163	$—	$1,219,245,578

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$29,115,306	$—	$—	$29,115,306
Futures Contracts (Unrealized Depreciation)	(16,492,295)	—	—	(16,492,295)
Total Futures Contracts	$12,623,011	$—	$—	$12,623,011
Swap Contracts
Swap Contracts at Value (Assets)	$—	$715,594	$—	$715,594
Swap Contracts at Value (Liabilities)	—	(1,043,399)	—	(1,043,399)
Total Swap Contracts	$—	$(327,805)	$—	$(327,805)

MIST-85

Met Investors Series Trust

Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Honeywell International, Inc.	242,278	$18,255,647
Textron, Inc. (a)	536,292	15,986,865

		34,242,512

Auto Components—0.7%
Johnson Controls, Inc.	434,945	15,253,521

Automobiles—1.9%
General Motors Co. (a) (b)	1,543,361	42,936,303

Capital Markets—5.1%
Bank of New York Mellon Corp. (The)	1,831,087	51,252,125
Goldman Sachs Group, Inc. (The)	165,117	24,296,967
Morgan Stanley	1,154,304	25,371,602
State Street Corp.	299,600	17,703,364

		118,624,058

Commercial Banks—5.4%
Fifth Third Bancorp.	1,451,041	23,666,479
PNC Financial Services Group, Inc.	549,057	36,512,290
U.S. Bancorp.	451,278	15,311,863
Wells Fargo & Co.	1,347,359	49,838,809

		125,329,441

Communications Equipment—1.1%
Cisco Systems, Inc.	1,197,892	25,047,922

Computers & Peripherals—2.3%
Hewlett-Packard Co.	2,212,807	52,753,319

Diversified Financial Services—8.8%
Bank of America Corp.	2,941,935	35,832,768
Citigroup, Inc.	2,089,184	92,425,500
JPMorgan Chase & Co.	1,564,758	74,263,415

		202,521,683

Diversified Telecommunication Services—1.5%
AT&T, Inc.	342,665	12,572,379
Verizon Communications, Inc.	471,158	23,157,416

		35,729,795

Electric Utilities—2.2%
FirstEnergy Corp.	420,630	17,750,586
PPL Corp. (a)	1,034,537	32,391,354

		50,141,940

Electrical Equipment—1.2%
Emerson Electric Co.	492,061	27,491,448

Electronic Equipment, Instruments & Components—1.2%
Corning, Inc.	2,112,831	28,164,037

Energy Equipment & Services—4.7%
Halliburton Co.	1,148,884	46,426,402

Energy Equipment & Services—(Continued)
Noble Corp.	312,263	$11,912,834
Weatherford International, Ltd. (b)	4,069,315	49,401,484

		107,740,720

Food & Staples Retailing—1.9%
CVS Caremark Corp.	705,632	38,802,704
Wal-Mart Stores, Inc.	76,488	5,723,597

		44,526,301

Food Products—3.4%
Archer-Daniels-Midland Co.	518,793	17,498,888
Mondelez International, Inc. - Class A	749,624	22,945,990
Tyson Foods, Inc. - Class A	607,140	15,069,215
Unilever N.V.	579,611	23,764,051

		79,278,144

Health Care Providers & Services—3.6%
Cardinal Health, Inc.	424,396	17,663,361
UnitedHealth Group, Inc.	727,598	41,625,882
WellPoint, Inc.	355,936	23,573,641

		82,862,884

Hotels, Restaurants & Leisure—0.8%
Carnival Corp.	556,874	19,100,778

Household Durables—0.5%
Newell Rubbermaid, Inc.	449,141	11,722,580

Household Products—0.3%
Procter & Gamble Co. (The)	96,891	7,466,420

Industrial Conglomerates—2.1%
General Electric Co.	2,128,912	49,220,445

Insurance—3.3%
Aflac, Inc.	165,361	8,602,079
Allstate Corp. (The)	1,059,521	51,990,696
Travelers Cos., Inc. (The)	177,989	14,984,894

		75,577,669

Internet Software & Services—3.2%
eBay, Inc. (b)	662,564	35,924,220
Yahoo!, Inc. (b)	1,562,302	36,760,966

		72,685,186

Machinery—1.6%
Ingersoll-Rand plc	666,846	36,683,199

Media—8.9%
Comcast Corp. - Class A	1,050,423	44,128,270
News Corp. - Class B	1,358,178	41,777,555
Time Warner Cable, Inc.	514,830	49,454,570
Time Warner, Inc.	289,770	16,696,547
Viacom, Inc. - Class B	872,596	53,725,736

		205,782,678

MIST-86

Met Investors Series Trust

Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—1.0%
Alcoa, Inc. (a)	2,645,429	$22,539,055

Multiline Retail—1.4%
Kohl’s Corp. (a)	246,252	11,359,605
Target Corp.	294,231	20,140,112

		31,499,717

Oil, Gas & Consumable Fuels—8.9%
BP plc (ADR)	1,133,692	48,011,856
Chevron Corp.	258,194	30,678,611
Murphy Oil Corp.	594,586	37,892,966
Occidental Petroleum Corp.	338,312	26,513,511
QEP Resources, Inc.	896,077	28,531,092
Royal Dutch Shell plc (ADR)	524,106	34,150,747

		205,778,783

Paper & Forest Products—1.5%
International Paper Co.	755,910	35,210,288

Pharmaceuticals—11.1%
Bristol-Myers Squibb Co.	1,129,137	46,509,153
GlaxoSmithKline plc (ADR)	496,725	23,301,370
Merck & Co., Inc.	1,095,360	48,447,773
Novartis AG	385,721	27,467,748
Pfizer, Inc.	1,856,881	53,589,585
Roche Holding AG (ADR)	372,460	21,826,156
Sanofi (ADR)	677,229	34,592,857

		255,734,642

Semiconductors & Semiconductor Equipment—0.6%
Intel Corp.	580,795	12,690,371

Software—2.2%
Microsoft Corp.	1,779,753	50,918,733

Specialty Retail—1.1%
Lowe’s Cos., Inc.	291,655	11,059,557
Staples, Inc. (a)	1,096,181	14,721,711

		25,781,268

Wireless Telecommunication Services—0.9%
Vodafone Group plc (ADR)	725,143	20,601,313

Total Common Stocks (Cost $1,786,449,405)		2,211,637,153

Short-Term Investments—6.9%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—2.8%
State Street Navigator Securities Lending MET Portfolio (c)	65,286,646	$65,286,646

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $93,429,104 on 04/01/13, collateralized by $95,115,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $95,302,567.	93,429,000	93,429,000

Total Short-Term Investments (Cost $158,715,646)		158,715,646

Total Investments—102.8% (Cost $1,945,165,051) (d)		2,370,352,799
Other assets and liabilities (net)—(2.8)%		(64,380,898)

Net Assets—100.0%		$2,305,971,901

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $64,016,224 and the collateral received consisted of cash in the amount of $65,286,646 and non-cash collateral with a value of $449,116. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,945,165,051. The aggregate unrealized appreciation and depreciation of investments were $476,070,387 and $(50,882,639), respectively, resulting in net unrealized appreciation of $425,187,748.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation
225,757	GBP	04/15/13	Bank of New York Mellon Corp.	$336,286	$6,718

MIST-87

Met Investors Series Trust

Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
8,197,764	CHF	04/15/13	Bank of New York Mellon Corp.	$8,621,059	$(15,803)
1,422,632	CHF	04/15/13	Bank of New York Mellon Corp.	1,496,091	(2,742)
10,131,091	CHF	04/15/13	Citibank N.A.	10,661,848	(11,896)
18,100,891	CHF	04/15/13	State Street Bank and Trust	19,048,557	(21,875)
13,373,631	EUR	04/15/13	Bank of New York Mellon Corp.	17,390,401	246,064
16,672,559	EUR	04/15/13	Canadian Imperial Bank of Commerce	21,676,661	303,261
478,868	EUR	04/15/13	Canadian Imperial Bank of Commerce	622,595	8,710
14,710,996	EUR	04/15/13	Citibank N.A.	19,132,474	273,701
14,443,522	EUR	04/15/13	State Street Bank and Trust	18,787,700	271,816
12,954,756	GBP	04/15/13	Bank of New York Mellon Corp.	19,297,275	(385,530)
18,056,249	GBP	04/15/13	Canadian Imperial Bank of Commerce	26,911,052	(522,705)
9,629,999	GBP	04/15/13	Citibank N.A.	14,351,597	(279,739)
9,362,499	GBP	04/15/13	State Street Bank and Trust	13,953,775	(271,135)

Net Unrealized Depreciation					$(407,873)

(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MIST-88

Met Investors Series Trust

Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$34,242,512	$—	$—	$34,242,512
Auto Components	15,253,521	—	—	15,253,521
Automobiles	42,936,303	—	—	42,936,303
Capital Markets	118,624,058	—	—	118,624,058
Commercial Banks	125,329,441	—	—	125,329,441
Communications Equipment	25,047,922	—	—	25,047,922
Computers & Peripherals	52,753,319	—	—	52,753,319
Diversified Financial Services	202,521,683	—	—	202,521,683
Diversified Telecommunication Services	35,729,795	—	—	35,729,795
Electric Utilities	50,141,940	—	—	50,141,940
Electrical Equipment	27,491,448	—	—	27,491,448
Electronic Equipment, Instruments & Components	28,164,037	—	—	28,164,037
Energy Equipment & Services	107,740,720	—	—	107,740,720
Food & Staples Retailing	44,526,301	—	—	44,526,301
Food Products	79,278,144	—	—	79,278,144
Health Care Providers & Services	82,862,884	—	—	82,862,884
Hotels, Restaurants & Leisure	19,100,778	—	—	19,100,778
Household Durables	11,722,580	—	—	11,722,580
Household Products	7,466,420	—	—	7,466,420
Industrial Conglomerates	49,220,445	—	—	49,220,445
Insurance	75,577,669	—	—	75,577,669
Internet Software & Services	72,685,186	—	—	72,685,186
Machinery	36,683,199	—	—	36,683,199
Media	205,782,678	—	—	205,782,678
Metals & Mining	22,539,055	—	—	22,539,055
Multiline Retail	31,499,717	—	—	31,499,717
Oil, Gas & Consumable Fuels	205,778,783	—	—	205,778,783
Paper & Forest Products	35,210,288	—	—	35,210,288
Pharmaceuticals	228,266,894	27,467,748	—	255,734,642
Semiconductors & Semiconductor Equipment	12,690,371	—	—	12,690,371
Software	50,918,733	—	—	50,918,733
Specialty Retail	25,781,268	—	—	25,781,268
Wireless Telecommunication Services	20,601,313	—	—	20,601,313
Total Common Stocks	2,184,169,405	27,467,748	—	2,211,637,153

MIST-89

Met Investors Series Trust

Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$65,286,646	$—	$—	$65,286,646
Repurchase Agreement	—	93,429,000	—	93,429,000
Total Short-Term Investments	65,286,646	93,429,000	—	158,715,646
Total Investments	$2,249,456,051	$120,896,748	$—	$2,370,352,799

Collateral for securities loaned (Liability)	$—	$(65,286,646)	$—	$(65,286,646)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$1,110,270	$—	$1,110,270
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(1,511,425)	—	(1,511,425)
Total Forward Contracts	$—	$(401,155)	$—	$(401,155)

MIST-90

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Hexcel Corp. (a)	526,593	$15,276,463
TransDigm Group, Inc.	118,408	18,106,951

		33,383,414

Air Freight & Logistics—1.5%
Forward Air Corp.	324,494	12,100,381
HUB Group, Inc. - Class A (a)	376,143	14,466,460

		26,566,841

Auto Components—1.6%
Tenneco, Inc. (a)	399,546	15,706,153
TRW Automotive Holdings Corp. (a)	218,116	11,996,380

		27,702,533

Biotechnology—5.3%
Acorda Therapeutics, Inc. (a)	290,936	9,318,680
Amarin Corp. plc (ADR) (a) (b)	817,181	6,055,311
BioMarin Pharmaceutical, Inc. (a)	229,004	14,257,789
Incyte Corp., Ltd. (a) (b)	772,665	18,088,088
Myriad Genetics, Inc. (a)	510,870	12,976,098
Seattle Genetics, Inc. (a) (b)	495,173	17,583,593
United Therapeutics Corp. (a) (b)	236,413	14,390,459

		92,670,018

Building Products—1.0%
AO Smith Corp.	235,503	17,325,956

Capital Markets—3.5%
Affiliated Managers Group, Inc. (a)	116,446	17,882,612
Greenhill & Co., Inc.	216,000	11,530,080
SEI Investments Co.	526,224	15,181,562
Stifel Financial Corp. (a)	473,668	16,422,070

		61,016,324

Chemicals—1.9%
Intrepid Potash, Inc. (b)	307,054	5,760,333
Olin Corp.	563,902	14,221,609
Rockwood Holdings, Inc.	211,573	13,845,337

		33,827,279

Commercial Banks—3.7%
East West Bancorp, Inc.	528,130	13,557,097
Huntington Bancshares, Inc.	1,453,084	10,738,291
PrivateBancorp, Inc. (b)	716,922	13,556,995
Prosperity Bancshares, Inc. (b)	273,240	12,948,843
SVB Financial Group (a)	199,999	14,187,929

		64,989,155

Commercial Services & Supplies—0.9%
Tetra Tech, Inc. (a) (b)	526,333	16,047,893

Communications Equipment—1.3%
Arris Group, Inc. (a)	761,887	13,081,600
NETGEAR, Inc. (a) (b)	316,625	10,610,104

		23,691,704

Construction & Engineering—0.8%
MasTec, Inc. (a) (b)	477,357	$13,914,957

Construction Materials—0.8%
Martin Marietta Materials, Inc.	132,610	13,528,872

Distributors—1.0%
Pool Corp.	363,082	17,427,936

Electric Utilities—0.8%
ITC Holdings Corp. (b)	164,014	14,639,890

Electrical Equipment—1.7%
Acuity Brands, Inc. (b)	200,377	13,896,145
Regal-Beloit Corp.	189,458	15,452,194

		29,348,339

Electronic Equipment, Instruments & Components—3.6%
Cognex Corp.	284,890	12,008,113
IPG Photonics Corp. (b)	153,916	10,221,562
Littelfuse, Inc.	214,194	14,533,063
National Instruments Corp.	442,381	14,487,978
SYNNEX Corp. (a) (b)	317,586	11,750,682

		63,001,398

Energy Equipment & Services—4.0%
Atwood Oceanics, Inc. (a)	250,449	13,158,591
Dresser-Rand Group, Inc. (a)	244,288	15,062,798
Dril-Quip, Inc. (a)	182,032	15,867,729
Lufkin Industries, Inc. (b)	151,979	10,089,886
Patterson-UTI Energy, Inc. (b)	649,526	15,484,700

		69,663,704

Food & Staples Retailing—0.6%
Harris Teeter Supermarkets, Inc. (b)	248,472	10,612,239

Food Products—1.6%
B&G Foods, Inc.	438,622	13,373,585
Lancaster Colony Corp. (b)	199,199	15,338,323

		28,711,908

Health Care Equipment & Supplies—4.4%
Insulet Corp. (a) (b)	393,716	10,181,496
Masimo Corp.	437,484	8,583,436
Meridian Bioscience, Inc. (b)	343,870	7,847,113
NuVasive, Inc. (a)	458,674	9,774,343
Sirona Dental Systems, Inc. (a)	179,394	13,226,720
STERIS Corp.	358,008	14,896,713
Thoratec Corp. (a)	342,049	12,826,837

		77,336,658

Health Care Providers & Services—3.8%
Centene Corp. (a)	339,334	14,944,269
Chemed Corp. (b)	210,949	16,871,701
Health Management Associates, Inc. Class A (a)	1,062,520	13,674,633

MIST-91

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
MEDNAX, Inc. (a) (b)	151,103	$13,543,362
VCA Antech, Inc. (a) (b)	346,545	8,140,342

		67,174,307

Health Care Technology—0.5%
HMS Holdings Corp. (a) (b)	328,275	8,912,666

Hotels, Restaurants & Leisure—4.3%
Choice Hotels International, Inc. (b)	246,742	10,439,654
Domino’s Pizza, Inc.	326,877	16,814,553
Jack in the Box, Inc. (a)	441,049	15,255,885
Life Time Fitness, Inc. (a) (b)	305,154	13,054,488
Penn National Gaming, Inc. (a) (b)	363,856	19,804,682

		75,369,262

Household Durables—1.6%
Ethan Allen Interiors, Inc. (b)	401,759	13,225,906
Ryland Group, Inc. (The) (b)	365,923	15,229,715

		28,455,621

Insurance—1.8%
Brown & Brown, Inc.	516,459	16,547,346
HCC Insurance Holdings, Inc.	359,746	15,120,125

		31,667,471

Internet Software & Services—3.5%
CoStar Group, Inc. (a)	242,519	26,546,130
DealerTrack Holdings, Inc. (a)	399,779	11,745,507
ValueClick, Inc. (a) (b)	805,253	23,795,226

		62,086,863

IT Services—0.7%
Alliance Data Systems Corp. (a) (b)	81,093	13,128,146

Leisure Equipment & Products—0.7%
Brunswick Corp.	347,622	11,895,625

Life Sciences Tools & Services—2.3%
PAREXEL International Corp. (a)	518,357	20,480,285
PerkinElmer, Inc.	356,697	11,999,287
Techne Corp.	130,937	8,884,076

		41,363,648

Machinery—4.9%
Crane Co.	248,859	13,901,264
ITT Corp.	286,751	8,152,331
Lincoln Electric Holdings, Inc.	308,413	16,709,816
Lindsay Corp. (b)	180,557	15,921,516
WABCO Holdings, Inc. (a)	197,360	13,931,642
Wabtec Corp.	172,389	17,602,641

		86,219,210

Marine—0.9%
Kirby Corp. (a) (b)	205,626	15,792,077

Media—0.2%
Sinclair Broadcast Group, Inc. - Class A	163,722	$3,313,733

Metals & Mining—0.9%
Allied Nevada Gold Corp. (a)	118,201	1,945,589
Carpenter Technology Corp.	232,487	11,459,284
Detour Gold Corp. (a)	140,918	2,709,188

		16,114,061

Oil, Gas & Consumable Fuels—2.9%
Berry Petroleum Co. - Class A	290,645	13,453,957
Energen Corp.	237,673	12,361,373
Oasis Petroleum, Inc. (a)	423,929	16,138,977
Resolute Energy Corp. (a) (b)	831,336	9,568,677

		51,522,984

Pharmaceuticals—0.9%
Salix Pharmaceuticals, Ltd. (a)	308,943	15,811,703

Real Estate Investment Trusts—1.8%
Colonial Properties Trust	555,600	12,562,116
Corrections Corp. of America	469,249	18,333,558

		30,895,674

Semiconductors & Semiconductor Equipment—5.7%
Cymer, Inc. (a)	233,590	22,447,999
Microsemi Corp. (a)	565,256	13,096,982
MKS Instruments, Inc.	377,937	10,279,886
Power Integrations, Inc. (b)	340,336	14,773,986
Semtech Corp. (a)	430,550	15,237,164
Silicon Laboratories, Inc. (a)	291,128	12,041,054
Teradyne, Inc. (a) (b)	730,153	11,843,082

		99,720,153

Software—11.1%
ANSYS, Inc. (a)	205,012	16,692,077
Aspen Technology, Inc. (a)	737,851	23,825,209
Cadence Design Systems, Inc. (a) (b)	966,859	13,468,346
CommVault Systems, Inc. (a)	201,366	16,507,985
Informatica Corp. (a)	486,076	16,755,040
Interactive Intelligence Group, Inc. (a) (b)	291,886	12,945,144
Manhattan Associates, Inc. (a)	341,143	25,343,513
Mentor Graphics Corp.	725,148	13,088,921
MICROS Systems, Inc. (a) (b)	278,641	12,680,952
MicroStrategy, Inc. - Class A (a)	88,058	8,900,903
PTC, Inc. (a)	428,268	10,916,551
SolarWinds, Inc. (a)	391,233	23,121,870

		194,246,511

Specialty Retail—3.7%
DSW, Inc. - Class A	227,354	14,505,185
Group 1 Automotive, Inc. (b)	220,066	13,219,365
Monro Muffler Brake, Inc. (b)	283,696	11,265,568
Tractor Supply Co.	148,361	15,448,831
Vitamin Shoppe, Inc. (a) (b)	204,867	10,007,753

		64,446,702

MIST-92

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.3%
Steven Madden, Ltd. (a)	276,896	$11,945,294
Under Armour, Inc. - Class A (a) (b)	214,482	10,981,478

		22,926,772

Trading Companies & Distributors—1.7%
Watsco, Inc. (b)	176,193	14,831,927
WESCO International, Inc. (a) (b)	205,926	14,952,287

		29,784,214

Wireless Telecommunication Services—1.2%
SBA Communications Corp. - Class A (a)	288,556	20,781,803
Total Common Stocks (Cost $1,239,732,533)		1,727,036,224

Short-Term Investments—25.3%

Mutual Fund—23.5%
State Street Navigator Securities Lending MET Portfolio (c)	411,897,470	411,897,470

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $32,322,036 on 04/01/13, collateralized by $32,430,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $32,972,424.	32,322,000	32,322,000

Total Short-Term Investments (Cost $444,219,470)		444,219,470

Total Investments—123.6% (Cost $1,683,952,003) (d)		2,171,255,694
Other assets and liabilities (net)—(23.6)%		(414,103,705)

Net Assets—100.0%		$1,757,151,989

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $404,549,207 and the collateral received consisted of cash in the amount of $411,897,470 and non-cash collateral with a value of $1,862,197. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,683,952,003. The aggregate unrealized appreciation and depreciation of investments were $515,374,499 and $(28,070,808), respectively, resulting in net unrealized appreciation of $487,303,691.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-93

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,727,036,224	$—	$—	$1,727,036,224
Short-Term Investments
Mutual Fund	411,897,470	—	—	411,897,470
Repurchase Agreement	—	32,322,000	—	32,322,000
Total Short-Term Investments	411,897,470	32,322,000	—	444,219,470
Total Investments	$2,138,933,694	$32,322,000	$—	$2,171,255,694

Collateral for securities loaned (Liability)	$—	$(411,897,470)	$—	$(411,897,470)

*	See Schedule of Investments for additional detailed categorizations.

MIST-94

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—94.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Precision Castparts Corp.	268,275	$50,870,305

Air Freight & Logistics—3.5%
United Parcel Service, Inc. - Class B	747,134	64,178,811

Beverages—2.7%
Anheuser-Busch InBev N.V.	271,272	26,886,389
Pernod-Ricard S.A.	182,378	22,749,819

		49,636,208

Biotechnology—13.3%
Celgene Corp. (a)	1,655,294	191,865,127
Gilead Sciences, Inc. (a) (b)	577,528	28,258,445
Vertex Pharmaceuticals, Inc. (a)	509,357	28,004,448

		248,128,020

Chemicals—1.0%
Monsanto Co.	178,557	18,860,976

Commercial Services & Supplies—2.3%
Iron Mountain, Inc.	1,157,981	42,046,290

Computers & Peripherals—14.8%
Apple, Inc.	479,612	212,290,660
EMC Corp. (a)	2,679,805	64,020,541

		276,311,201

Electronic Equipment, Instruments & Components—3.8%
Amphenol Corp. - Class A (b)	338,908	25,299,482
TE Connectivity, Ltd.	1,088,095	45,623,824

		70,923,306

Health Care Providers & Services—6.6%
Express Scripts Holding Co. (a)	2,144,925	123,654,926

Hotels, Restaurants & Leisure—2.4%
MGM Resorts International (a) (b)	3,423,937	45,024,772

Insurance—4.4%
AIA Group, Ltd.	7,979,800	34,873,882
Prudential plc	2,923,614	47,574,272

		82,448,154

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (a)	71,995	19,185,948

Internet Software & Services—6.3%
eBay, Inc. (a)	2,158,663	117,042,708

IT Services—1.3%
MasterCard, Inc. - Class A	45,750	24,756,697

Machinery—3.9%
FANUC Corp.	476,600	73,323,098

Media—6.4%
News Corp. - Class A	3,932,815	$120,029,514

Metals & Mining—2.0%
Turquoise Hill Resources, Ltd. (a) (b)	5,795,733	36,860,862

Software—2.6%
Oracle Corp.	655,801	21,208,604
VMware, Inc. - Class A (a)	354,137	27,934,327

		49,142,931

Specialty Retail—3.8%
L Brands, Inc.	1,585,510	70,808,877

Textiles, Apparel & Luxury Goods—5.8%
Compagnie Financiere Richemont S.A. - Class A	699,013	54,949,972
NIKE, Inc. - Class B	500,760	29,549,848
Prada S.p.A.	2,350,500	23,891,129

		108,390,949

Wireless Telecommunication Services—3.5%
Crown Castle International Corp. (a)	925,724	64,467,419

Total Common Stocks (Cost $1,193,429,614)		1,756,091,972

Short-Term Investments—10.5%

Mutual Fund—4.6%
State Street Navigator Securities Lending MET Portfolio (c)	85,704,295	85,704,295

Repurchase Agreement—5.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $110,259,123 on 04/01/13, collateralized by $110,615,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $112,465,146.	110,259,000	110,259,000

Total Short-Term Investments (Cost $195,963,295)		195,963,295

Total Investments—104.6% (Cost $1,389,392,909) (d)		1,952,055,267
Other assets and liabilities (net)—(4.6)%		(85,459,401)

Net Assets—100.0%		$1,866,595,866

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $83,504,990 and the

MIST-95

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

collateral received consisted of cash in the amount of $85,704,295. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,389,392,909. The aggregate unrealized appreciation and depreciation of investments were $611,321,820 and $(48,659,462), respectively, resulting in net unrealized appreciation of $562,662,358.

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$50,870,305	$—	$—	$50,870,305
Air Freight & Logistics	64,178,811	—	—	64,178,811
Beverages	—	49,636,208	—	49,636,208
Biotechnology	248,128,020	—	—	248,128,020
Chemicals	18,860,976	—	—	18,860,976
Commercial Services & Supplies	42,046,290	—	—	42,046,290
Computers & Peripherals	276,311,201	—	—	276,311,201
Electronic Equipment, Instruments & Components	70,923,306	—	—	70,923,306
Health Care Providers & Services	123,654,926	—	—	123,654,926
Hotels, Restaurants & Leisure	45,024,772	—	—	45,024,772
Insurance	—	82,448,154	—	82,448,154
Internet & Catalog Retail	19,185,948	—	—	19,185,948
Internet Software & Services	117,042,708	—	—	117,042,708
IT Services	24,756,697	—	—	24,756,697
Machinery	—	73,323,098	—	73,323,098
Media	120,029,514	—	—	120,029,514
Metals & Mining	36,860,862	—	—	36,860,862
Software	49,142,931	—	—	49,142,931
Specialty Retail	70,808,877	—	—	70,808,877
Textiles, Apparel & Luxury Goods	29,549,848	78,841,101	—	108,390,949
Wireless Telecommunication Services	64,467,419	—	—	64,467,419
Total Common Stocks	1,471,843,411	284,248,561	—	1,756,091,972
Short-Term Investments
Mutual Fund	85,704,295	—	—	85,704,295
Repurchase Agreement	—	110,259,000	—	110,259,000
Total Short-Term Investments	85,704,295	110,259,000	—	195,963,295
Total Investments	$1,557,547,706	$394,507,561	$—	$1,952,055,267

Collateral for securities loaned (Liability)	$—	$(85,704,295)	$—	$(85,704,295)

MIST-96

Met Investors Series Trust

Jennison Large Cap Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.8%
Boeing Co. (The)	11,296	$969,761
Precision Castparts Corp.	7,079	1,342,320
Rolls-Royce Holdings plc (ADR)	3,812	328,099
United Technologies Corp.	10,916	1,019,882

		3,660,062

Beverages—1.2%
Diageo plc (ADR)	6,159	775,049

Biotechnology—6.8%
Alexion Pharmaceuticals, Inc. (a)	9,702	893,942
Biogen Idec, Inc. (a)	6,785	1,308,895
Gilead Sciences, Inc. (a) (b)	23,038	1,127,249
Vertex Pharmaceuticals, Inc. (a)	17,961	987,496

		4,317,582

Capital Markets—2.9%
Goldman Sachs Group, Inc. (The)	6,195	911,594
Morgan Stanley	41,430	910,632

		1,822,226

Chemicals—2.4%
Monsanto Co.	14,474	1,528,889

Communications Equipment—0.9%
QUALCOMM, Inc.	8,362	559,836

Computers & Peripherals—5.8%
Apple, Inc.	6,763	2,993,506
EMC Corp. (a)	29,656	708,482

		3,701,988

Electrical Equipment—0.8%
Roper Industries, Inc. (b)	4,209	535,848

Energy Equipment & Services—2.0%
FMC Technologies, Inc. (a)	6,132	333,520
Schlumberger, Ltd.	12,489	935,301

		1,268,821

Food & Staples Retailing—3.6%
Costco Wholesale Corp.	12,620	1,339,108
Whole Foods Market, Inc.	11,184	970,212

		2,309,320

Food Products—1.2%
Mondelez International, Inc. - Class A	24,200	740,762

Health Care Equipment & Supplies—2.1%
Abbott Laboratories	19,018	671,716
Cie Generale d’Optique Essilor International S.A. (ADR)	5,560	309,970
Intuitive Surgical, Inc. (a)	766	376,251

		1,357,937

Health Care Providers & Services—2.6%
Express Scripts Holding Co. (a)	18,850	$1,086,703
UnitedHealth Group, Inc.	10,340	591,551

		1,678,254

Hotels, Restaurants & Leisure—3.4%
Chipotle Mexican Grill, Inc. (a) (b)	2,368	771,660
Dunkin’ Brands Group, Inc. (b)	18,923	697,880
Yum! Brands, Inc.	9,620	692,063

		2,161,603

Internet & Catalog Retail—4.7%
Amazon.com, Inc. (a)	6,569	1,750,573
priceline.com, Inc. (a)	1,804	1,241,025

		2,991,598

Internet Software & Services—9.3%
Baidu, Inc. (ADR) (a)	4,606	403,946
eBay, Inc. (a)	14,870	806,251
Facebook, Inc. - Class A (a)	24,396	624,050
Google, Inc. - Class A (a)	3,013	2,392,412
LinkedIn Corp. - Class A (a)	7,127	1,254,780
Rackspace Hosting, Inc. (a) (b)	7,644	385,869
Youku Tudou, Inc. (a) (b)	3,061	51,333

		5,918,641

IT Services—7.6%
International Business Machines Corp.	5,447	1,161,845
MasterCard, Inc. - Class A	4,107	2,222,421
Teradata Corp. (a)	5,269	308,289
Visa, Inc. - Class A (b)	6,488	1,101,922

		4,794,477

Media—1.5%
Walt Disney Co. (The)	16,282	924,818

Oil, Gas & Consumable Fuels—2.5%
Concho Resources, Inc. (a)	9,168	893,238
EOG Resources, Inc.	5,307	679,668

		1,572,906

Personal Products—1.6%
Estee Lauder Cos., Inc. (The) - Class A	15,770	1,009,753

Pharmaceuticals—8.3%
Allergan, Inc.	14,025	1,565,611
Bristol-Myers Squibb Co.	22,444	924,468
Novo Nordisk A.S. (ADR)	7,580	1,224,170
Perrigo Co.	4,399	522,293
Shire plc (ADR)	11,149	1,018,573

		5,255,115

Real Estate Investment Trusts—1.2%
American Tower Corp.	9,915	762,662

MIST-97

Met Investors Series Trust

Jennison Large Cap Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—3.8%
Canadian Pacific Railway, Ltd. (b)	4,274	$557,629
Kansas City Southern	6,218	689,576
Union Pacific Corp.	7,994	1,138,425

		2,385,630

Semiconductors & Semiconductor Equipment—1.0%
ARM Holdings plc (ADR) (b)	15,208	644,363

Software—6.4%
Intuit, Inc.	9,756	640,481
Red Hat, Inc. (a)	16,365	827,414
Salesforce.com, Inc. (a) (b)	5,785	1,034,532
Splunk, Inc. (a)	9,233	369,597
VMware, Inc. - Class A (a) (b)	10,258	809,151
Workday, Inc. - Class A (a) (b)	6,509	401,150

		4,082,325

Specialty Retail—4.0%
Inditex S.A.	9,364	1,247,888
TJX Cos., Inc.	27,136	1,268,608

		2,516,496

Textiles, Apparel & Luxury Goods—4.7%
Lululemon Athletica, Inc. (a) (b)	8,141	507,591
NIKE, Inc. - Class B	24,498	1,445,627
Ralph Lauren Corp.	6,095	1,031,945

		2,985,163

Wireless Telecommunication Services—0.7%
Crown Castle International Corp. (a)	6,620	461,017

Total Common Stocks (Cost $56,298,192)		62,723,141

Short-Term Investment—9.3%
Security Description	Shares	Value

Mutual Fund—9.3%
State Street Navigator Securities Lending MET Portfolio (c)	5,919,693	$5,919,693

Total Short-Term Investment (Cost $5,919,693)		5,919,693

Total Investments—108.1% (Cost $62,217,885) (d)		68,642,834
Other assets and liabilities (net)—(8.1)%		(5,164,687)

Net Assets—100.0%		$63,478,147

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $8,158,464 and the collateral received consisted of cash in the amount of $5,919,693 and non-cash collateral with a value of $2,320,262. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $62,217,885. The aggregate unrealized appreciation and depreciation of investments were $7,476,974 and $(1,052,025), respectively, resulting in net unrealized appreciation of $6,424,949.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-98

Met Investors Series Trust

Jennison Large Cap Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,660,062	$—	$—	$3,660,062
Beverages	775,049	—	—	775,049
Biotechnology	4,317,582	—	—	4,317,582
Capital Markets	1,822,226	—	—	1,822,226
Chemicals	1,528,889	—	—	1,528,889
Communications Equipment	559,836	—	—	559,836
Computers & Peripherals	3,701,988	—	—	3,701,988
Electrical Equipment	535,848	—	—	535,848
Energy Equipment & Services	1,268,821	—	—	1,268,821
Food & Staples Retailing	2,309,320	—	—	2,309,320
Food Products	740,762	—	—	740,762
Health Care Equipment & Supplies	1,357,937	—	—	1,357,937
Health Care Providers & Services	1,678,254	—	—	1,678,254
Hotels, Restaurants & Leisure	2,161,603	—	—	2,161,603
Internet & Catalog Retail	2,991,598	—	—	2,991,598
Internet Software & Services	5,918,641	—	—	5,918,641
IT Services	4,794,477	—	—	4,794,477
Media	924,818	—	—	924,818
Oil, Gas & Consumable Fuels	1,572,906	—	—	1,572,906
Personal Products	1,009,753	—	—	1,009,753
Pharmaceuticals	5,255,115	—	—	5,255,115
Real Estate Investment Trusts	762,662	—	—	762,662
Road & Rail	2,385,630	—	—	2,385,630
Semiconductors & Semiconductor Equipment	644,363	—	—	644,363
Software	4,082,325	—	—	4,082,325
Specialty Retail	1,268,608	1,247,888	—	2,516,496
Textiles, Apparel & Luxury Goods	2,985,163	—	—	2,985,163
Wireless Telecommunication Services	461,017	—	—	461,017
Total Common Stocks	61,475,253	1,247,888	—	62,723,141
Total Short-Term Investment*	5,919,693	—	—	5,919,693
Total Investments	$67,394,946	$1,247,888	$—	$68,642,834

Collateral for securities loaned (Liability)	$—	$(5,919,693)	$—	$(5,919,693)

*	See Schedule of Investments for additional detailed categorizations.

MIST-99

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—57.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—19.0%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	1,795,221	$1,932,028
Fannie Mae 20 Yr. Pool 6.000%, 07/01/28	1,196,436	1,315,469
5.000%, 11/01/29	3,057,198	3,314,066
4.500%, 10/01/30	1,245,354	1,343,516
4.000%, 02/01/31	3,874,957	4,161,462
Fannie Mae 30 Yr. Pool 6.000%, 12/01/39	2,010,586	2,204,964
3.500%, 03/01/43	5,991,522	6,340,154
Fannie Mae ARM Pool 0.585%, 02/01/23 (a)	5,000,000	5,016,527
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	1,928,172	2,239,751
Fannie Mae Pool 3.738%, 06/01/18	1,971,690	2,203,252
2.680%, 04/01/19	1,000,000	1,066,620
2.010%, 07/01/19	3,000,000	3,104,994
4.260%, 12/01/19	2,867,490	3,263,762
1.810%, 01/01/20	4,486,048	4,571,190
1.800%, 02/01/20	3,134,403	3,192,222
2.010%, 06/01/20	12,541,000	12,654,621
3.770%, 12/01/20	2,419,234	2,681,945
3.970%, 07/01/21	4,902,195	5,503,374
3.440%, 11/01/21	4,195,729	4,565,101
3.000%, 05/01/22	3,500,000	3,700,147
3.728%, 07/01/22	5,990,114	6,673,304
2.450%, 11/01/22	3,000,000	3,016,318
2.460%, 02/01/23	1,497,088	1,523,218
2.500%, 04/01/23	2,000,000	1,996,880
2.578%, 04/01/23	2,000,000	2,033,120
3.500%, 08/01/26	2,014,522	2,122,460
4.000%, 12/01/40	1,273,611	1,395,241
3.500%, 03/01/43	9,984,636	10,571,857
Fannie Mae REMICS (CMO) 6.500%, 07/18/28	461,614	537,708
6.000%, 01/25/36	1,400,000	1,476,471
1.104%, 03/25/38 (a)	1,673,412	1,697,823
4.500%, 07/25/38	1,235,545	1,277,772
0.704%, 10/25/42 (a)	1,969,421	1,992,945
3.500%, 02/25/43	9,966,168	10,624,573
3.500%, 03/25/43	6,481,101	6,774,400
Freddie Mac 15 Yr. Gold Pool 3.500%, 05/01/26	1,735,545	1,847,526
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	3,002,309	3,193,902
Freddie Mac 30 Yr. Gold Pool 5.000%, 08/01/39	3,551,845	3,913,333
6.000%, 12/01/39	2,074,310	2,265,044
3.000%, TBA (b)	10,000,000	10,271,875
3.500%, TBA (b)	40,000,000	42,067,188
4.000%, TBA (b)	10,000,000	10,631,250
Freddie Mac Gold Pool 4.000%, 11/01/32	6,316,403	6,905,342
3.500%, 12/01/32	8,655,403	9,349,752
4.000%, 12/01/32	3,362,598	3,676,125

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Gold Pool 3.500%, 01/01/33	12,364,883	$13,356,810
4.000%, 01/01/33	1,392,746	1,522,606
4.000%, 02/01/33	1,270,427	1,388,881
3.500%, 03/01/33	4,139,751	4,471,847
3.500%, 04/01/33	6,000,000	6,481,328
5.000%, 02/01/34	1,172,894	1,253,478
Freddie Mac REMICS (CMO) 3.500%, 12/15/25	1,000,000	1,082,483
6.500%, 05/15/28	1,214,893	1,404,092
6.500%, 03/15/37	2,215,412	2,587,820
0.653%, 01/15/41 (a)	890,074	897,873
3.500%, 01/15/42	2,297,603	2,324,875
Freddie Mac Strips (CMO) 0.703%, 08/15/42 (a)	4,921,931	4,964,135
0.653%, 09/15/42 (a)	10,373,656	10,449,509
0.703%, 10/15/42 (a)	1,478,621	1,504,053

		275,900,382

Federal Agencies—6.3%
Government National Mortgage Association (CMO) 2.000%, 03/16/25	1,816,071	1,921,579
5.500%, 02/20/33	684,223	741,004
5.000%, 12/20/33	2,000,000	2,329,691
3.500%, 05/20/35	880,586	911,258
4.500%, 06/20/36	1,122,854	1,165,344
5.500%, 06/20/36	1,445,293	1,524,881
4.000%, 02/20/37	792,994	825,285
0.703%, 09/20/37 (a)	879,392	886,493
5.000%, 09/20/38	1,000,000	1,146,279
5.000%, 06/16/39	1,650,362	1,878,930
0.502%, 08/20/60 (a)	1,488,924	1,488,134
0.750%, 04/20/62 (a)	1,006,000	1,005,293
2.000%, 06/20/62	3,927,309	4,074,236
0.502%, 11/20/62 (a)	1,108,370	1,107,822
0.542%, 12/20/62 (a)	3,466,099	3,468,910
0.702%, 01/20/63 (a)	4,712,279	4,740,147
0.622%, 02/20/63 (a)	2,712,121	2,720,614
0.654%, 02/20/63 (a)	9,998,000	9,988,627
1.650%, 02/20/63	17,033,720	17,238,363
0.610%, 03/20/63 (a)	1,004,000	1,004,000
0.670%, 03/20/63 (a)	5,046,033	5,046,033
1.750%, 03/20/63	2,496,000	2,490,150
0.500%, 04/01/63	10,000,000	9,919,922
0.500%, 04/20/63	10,000,000	10,000,000
Tennessee Valley Authority 6.235%, 07/15/45	3,500,000	4,389,490

		92,012,485

U.S. Treasury—31.9%
U.S. Treasury Bonds 5.500%, 08/15/28	3,000,000	4,158,750
5.250%, 11/15/28	3,000,000	4,064,064
6.125%, 08/15/29	5,000,000	7,413,280
4.750%, 02/15/37	2,000,000	2,632,812

MIST-100

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 5.000%, 05/15/37	8,500,000	$11,574,611
4.375%, 02/15/38	1,000,000	1,250,313
4.500%, 05/15/38	1,000,000	1,273,906
U.S. Treasury Coupon Strips Zero Coupon, 02/15/18	5,000,000	4,812,175
Zero Coupon, 05/15/18	6,000,000	5,747,856
Zero Coupon, 02/15/21	15,000,000	13,291,425
Zero Coupon, 05/15/21	15,000,000	13,186,695
Zero Coupon, 11/15/21	21,000,000	18,095,217
Zero Coupon, 11/15/33	9,000,000	4,708,962
Zero Coupon, 05/15/35	4,000,000	1,967,868
U.S. Treasury Notes 3.375%, 07/31/13	4,000,000	4,043,592
4.250%, 11/15/13	20,000,000	20,511,720
1.000%, 01/15/14	20,000,000	20,137,500
2.625%, 06/30/14	6,000,000	6,180,936
2.375%, 10/31/14	9,000,000	9,304,452
0.250%, 01/15/15	10,500,000	10,502,048
2.500%, 04/30/15	6,000,000	6,277,500
4.500%, 02/15/16	25,000,000	27,970,700
3.250%, 05/31/16	8,000,000	8,717,504
3.125%, 04/30/17	10,000,000	11,027,350
0.750%, 02/28/18	10,000,000	9,999,220
1.500%, 08/31/18	65,000,000	67,198,820
1.750%, 10/31/18	3,000,000	3,140,391
1.375%, 11/30/18	14,000,000	14,354,368
3.375%, 11/15/19	1,000,000	1,144,688
1.250%, 02/29/20	35,000,000	35,060,165
2.625%, 11/15/20	19,000,000	20,723,357
3.625%, 02/15/21	40,000,000	46,606,240
3.125%, 05/15/21	27,000,000	30,406,644
1.750%, 05/15/22	14,800,000	14,845,096

		462,330,225

Total U.S. Treasury & Government Agencies (Cost $825,857,495)		830,243,092

Corporate Bonds & Notes—8.3%

Agriculture—0.0%
Bunge, Ltd. Finance Corp. 8.500%, 06/15/19	400,000	516,251

Auto Manufacturers—0.1%
Daimler Finance North America LLC 1.875%, 01/11/18 (144A)	328,000	330,542
2.250%, 07/31/19 (144A)	500,000	502,935
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	789,000	793,802

		1,627,279

Auto Parts & Equipment—0.0%
Johnson Controls, Inc. 5.000%, 03/30/20	500,000	569,953

Beverages—0.1%
Anheuser-Busch InBev Finance, Inc. 1.250%, 01/17/18	310,000	$309,855
Coca-Cola Co. (The) 1.150%, 04/01/18	182,000	182,219
PepsiCo, Inc. 0.497%, 02/26/16 (a)	182,000	182,238

		674,312

Biotechnology—0.1%
Amgen, Inc. 5.700%, 02/01/19	100,000	120,072
4.500%, 03/15/20	100,000	113,757
6.375%, 06/01/37	412,000	512,040
Celgene Corp. 3.250%, 08/15/22	250,000	253,348

		999,217

Chemicals—0.0%
EI du Pont de Nemours & Co. 4.150%, 02/15/43	107,000	109,120
Rohm & Haas Co. 7.850%, 07/15/29	250,000	343,962

		453,082

Commercial Banks—3.0%
American Express Centurion Bank 5.950%, 06/12/17	250,000	295,530
Bank of America Corp. 6.000%, 09/01/17	360,000	418,353
2.000%, 01/11/18	2,450,000	2,438,345
5.875%, 01/05/21	1,500,000	1,771,425
3.300%, 01/11/23	971,000	957,463
Bank of Montreal 2.550%, 11/06/22	500,000	489,584
Bank of New York Mellon Corp. (The) 5.450%, 05/15/19	278,000	336,516
4.150%, 02/01/21	500,000	561,560
Bank of Nova Scotia 2.550%, 01/12/17	300,000	314,277
4.375%, 01/13/21	500,000	568,945
Barclays Bank plc 5.125%, 01/08/20	1,080,000	1,244,195
BB&T Corp. 6.850%, 04/30/19	525,000	669,792
Canadian Imperial Bank of Commerce 1.550%, 01/23/18	330,000	332,598
Capital One Financial Corp. 5.250%, 02/21/17	170,000	191,865
1.500%, 03/22/18	500,000	495,726
Citigroup, Inc. 1.250%, 01/15/16	3,000,000	2,996,385
8.500%, 05/22/19	2,148,000	2,861,669
5.375%, 08/09/20	350,000	410,396
3.375%, 03/01/23	231,000	232,856

MIST-101

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Banks—(Continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.875%, 02/08/22	700,000	$738,400
Credit Suisse 5.300%, 08/13/19	300,000	353,648
Deutsche Bank AG 6.000%, 09/01/17	200,000	237,285
Goldman Sachs Group, Inc. (The) 1.600%, 11/23/15	420,000	424,119
7.500%, 02/15/19	2,000,000	2,502,132
5.950%, 01/15/27	1,000,000	1,116,076
HSBC Bank plc 3.500%, 06/28/15 (144A)	1,550,000	1,639,790
4.125%, 08/12/20 (144A)	2,002,000	2,201,137
HSBC USA, Inc. 1.625%, 01/16/18	500,000	499,535
ING Bank N.V. 1.375%, 03/07/16 (144A)	500,000	497,645
KeyCorp 5.100%, 03/24/21	350,000	407,476
Morgan Stanley 1.750%, 02/25/16	107,000	107,909
5.750%, 10/18/16	1,938,000	2,184,990
5.500%, 01/26/20	1,850,000	2,119,649
Northern Trust Corp. 3.375%, 08/23/21	200,000	213,494
PNC Funding Corp. 6.700%, 06/10/19	1,300,000	1,640,424
5.125%, 02/08/20	300,000	351,140
Royal Bank of Canada 2.300%, 07/20/16	275,000	287,213
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	402,000	402,274
State Street Corp. 4.375%, 03/07/21	300,000	341,864
SunTrust Banks, Inc. 3.500%, 01/20/17	310,000	332,229
Toronto-Dominion Bank (The) 2.500%, 07/14/16	300,000	314,445
UBS AG 5.750%, 04/25/18	917,000	1,086,335
Wachovia Bank N.A. 6.000%, 11/15/17	1,491,000	1,779,971
Wachovia Corp. 5.750%, 02/01/18	1,800,000	2,142,454
Wells Fargo & Co. 4.600%, 04/01/21	1,500,000	1,713,081

		43,222,195

Commercial Services—0.1%
ADT Corp. (The) 4.125%, 06/15/23 (144A)	625,000	648,516
ERAC USA Finance LLC 4.500%, 08/16/21 (144A)	600,000	662,231
7.000%, 10/15/37 (144A)	500,000	640,022

		1,950,769

Distribution/Wholesale—0.0%
Arrow Electronics, Inc. 3.000%, 03/01/18	49,000	$49,490
7.500%, 01/15/27	300,000	365,130

		414,620

Diversified Financial Services—1.1%
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	219,000	221,882
Capital One Bank USA N.A. 8.800%, 07/15/19	300,000	409,039
3.375%, 02/15/23	600,000	595,360
Caterpillar Financial Services Corp. 1.300%, 03/01/18	500,000	499,761
General Electric Capital Corp. 6.000%, 08/07/19	1,500,000	1,821,097
5.500%, 01/08/20	500,000	593,339
4.375%, 09/16/20	2,500,000	2,791,860
6.750%, 03/15/32	1,800,000	2,291,209
Jefferies Group LLC 5.125%, 01/20/23	300,000	317,633
6.500%, 01/20/43	112,000	119,391
John Deere Capital Corp. 1.300%, 03/12/18	400,000	401,913
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	1,000,000	1,111,781
6.400%, 08/28/17	500,000	587,420
6.500%, 07/15/18	997,000	1,184,760
Murray Street Investment Trust I 4.647%, 03/09/17 (c)	1,600,000	1,749,598
PACCAR Financial Corp. 0.800%, 02/08/16	117,000	116,905
Toyota Motor Credit Corp. 1.375%, 01/10/18	700,000	702,902

		15,515,850

Electric—0.5%
Arizona Public Service Co. 4.500%, 04/01/42	200,000	210,870
Carolina Power & Light Co. 5.700%, 04/01/35	360,000	435,281
4.100%, 03/15/43	200,000	200,511
Commonwealth Edison Co. 5.950%, 08/15/16	200,000	232,555
Consumers Energy Co. 5.650%, 04/15/20	200,000	247,170
DTE Electric Co. 5.700%, 10/01/37	300,000	377,533
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	333,115
Kansas City Power & Light Co. 3.150%, 03/15/23	304,000	308,838
5.300%, 10/01/41	315,000	349,548
Nevada Power Co. 7.125%, 03/15/19	200,000	258,787
6.650%, 04/01/36	360,000	482,455

MIST-102

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Ohio Power Co. 5.375%, 10/01/21	305,000	$367,743
6.600%, 02/15/33	258,000	332,446
Pacific Gas & Electric Co. 6.050%, 03/01/34	400,000	501,973
PacifiCorp 5.500%, 01/15/19	500,000	605,599
Public Service Co. of Colorado 2.500%, 03/15/23	800,000	802,881
Public Service Electric & Gas Co.
3.800%, 01/01/43	700,000	691,363
Virginia Electric and Power Co.
2.750%, 03/15/23	400,000	407,721
6.000%, 05/15/37	260,000	339,727

		7,486,116

Environmental Control—0.1%
Republic Services, Inc.
5.500%, 09/15/19	650,000	771,657
Waste Management, Inc.
7.375%, 03/11/19	512,000	648,951

		1,420,608

Food—0.1%
ConAgra Foods, Inc.
1.300%, 01/25/16	104,000	104,894
Kroger Co. (The)
8.000%, 09/15/29	610,000	804,942

		909,836

Gas—0.1%
AGL Capital Corp.
3.500%, 09/15/21	1,000,000	1,075,353
Atmos Energy Corp.
8.500%, 03/15/19	200,000	270,173
4.150%, 01/15/43	460,000	457,635

		1,803,161

Healthcare - Services—0.2%
Quest Diagnostics, Inc.
4.750%, 01/30/20	400,000	438,394
UnitedHealth Group, Inc.
2.875%, 03/15/23	250,000	249,693
5.800%, 03/15/36	375,000	447,019
WellPoint, Inc.
7.000%, 02/15/19	450,000	563,471
5.950%, 12/15/34	272,000	322,259

		2,020,836

Insurance—0.4%
ACE INA Holdings, Inc.
2.700%, 03/13/23	400,000	398,819
American International Group, Inc.
8.250%, 08/15/18	600,000	779,067

Insurance—(Continued)
Berkshire Hathaway Finance Corp.
3.000%, 05/15/22	1,000,000	$1,019,291
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	200,000	219,876
Liberty Mutual Insurance Co.
7.875%, 10/15/26 (144A)	500,000	636,755
Lincoln National Corp.
8.750%, 07/01/19	350,000	474,391
New York Life Global Funding
0.800%, 02/12/16 (144A)	600,000	598,664
1.650%, 05/15/17 (144A)	520,000	528,318
Principal Financial Group, Inc. 8.875%, 05/15/19	690,000	939,905
XL Group plc 6.375%, 11/15/24	575,000	697,341

		6,292,427

Internet—0.0%
eBay, Inc. 4.000%, 07/15/42	200,000	183,499

IT Services—0.0%
HP Enterprise Services LLC 7.450%, 10/15/29	200,000	234,195

Media—0.5%
CBS Corp. 7.875%, 07/30/30	140,000	185,100
5.500%, 05/15/33	255,000	269,874
5.900%, 10/15/40	125,000	138,515
Comcast Corp. 4.250%, 01/15/33	1,480,000	1,489,795
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 1.750%, 01/15/18	282,000	278,733
5.000%, 03/01/21	500,000	557,124
6.375%, 03/01/41	300,000	335,821
Discovery Communications LLC 5.050%, 06/01/20	340,000	392,679
4.375%, 06/15/21	100,000	110,239
Historic TW, Inc. 6.625%, 05/15/29	300,000	371,516
News America, Inc. 6.550%, 03/15/33	370,000	437,956
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,083,866
Thomson Reuters Corp. 3.950%, 09/30/21	360,000	389,003
5.850%, 04/15/40	100,000	118,817
Time Warner, Inc. 4.750%, 03/29/21	300,000	340,146
Viacom, Inc. 3.250%, 03/15/23	222,000	223,427

		6,722,611

MIST-103

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.2%
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	200,000	$204,354
Freeport-McMoRan Copper & Gold, Inc. 2.375%, 03/15/18 (144A)	29,000	29,155
3.100%, 03/15/20 (144A)	113,000	113,554
3.550%, 03/01/22	650,000	647,330
5.450%, 03/15/43 (144A)	62,000	61,498
Placer Dome, Inc. 6.450%, 10/15/35	700,000	802,114
Teck Resources, Ltd. 4.500%, 01/15/21	680,000	724,326

		2,582,331

Miscellaneous Manufacturing—0.1%
Eaton Corp. 6.950%, 03/20/19	282,000	355,851
Siemens Financieringsmaatschappij N.V. 6.125%, 08/17/26 (144A)	150,000	196,385
Tyco International Finance S.A. 8.500%, 01/15/19	429,000	553,258
Tyco International, Ltd. / Tyco International Finance S.A. 7.000%, 12/15/19	160,000	196,882

		1,302,376

Oil & Gas—0.5%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	1,066,840
Apache Corp. 5.100%, 09/01/40	150,000	161,979
BP Capital Markets plc 4.500%, 10/01/20	675,000	772,495
3.561%, 11/01/21	800,000	850,900
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	200,000	243,407
Cenovus Energy, Inc. 3.000%, 08/15/22	310,000	310,900
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	948,174
Devon Energy Corp. 4.000%, 07/15/21	300,000	320,742
Devon Financing Corp. LLC 7.875%, 09/30/31	200,000	271,968
Marathon Oil Corp. 6.600%, 10/01/37	200,000	252,716
Nabors Industries, Inc. 4.625%, 09/15/21	510,000	533,250
Petro-Canada 9.250%, 10/15/21	243,000	347,881
Petrobras International Finance Co. 7.875%, 03/15/19	500,000	610,821
6.750%, 01/27/41	150,000	170,294
Suncor Energy, Inc. 5.950%, 12/01/34	268,000	321,193

Oil & Gas—(Continued)
Talisman Energy, Inc. 7.750%, 06/01/19	150,000	$190,380
Total Capital Canada, Ltd. 0.683%, 01/15/16 (a)	154,000	154,682

		7,528,622

Oil & Gas Services—0.1%
Halliburton Co. 7.450%, 09/15/39	200,000	293,549

Schlumberger Oilfield UK plc 4.200%, 01/15/21 (144A)	600,000	677,196

		970,745

Pharmaceuticals—0.1%
Actavis, Inc. 3.250%, 10/01/22	172,000	174,701
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	871,440
Zoetis, Inc. 1.875%, 02/01/18 (144A)	93,000	93,707
4.700%, 02/01/43 (144A)	26,000	26,648

		1,166,496

Pipelines—0.2%
Spectra Energy Capital LLC 8.000%, 10/01/19	1,000,000	1,320,777
3.300%, 03/15/23	308,000	309,040
TransCanada PipeLines, Ltd. 0.750%, 01/15/16	350,000	349,576
7.250%, 08/15/38	200,000	277,342

		2,256,735

Real Estate—0.1%
WCI Finance LLC/WEA Finance LLC 5.700%, 10/01/16 (144A)	1,060,000	1,213,000

Real Estate Investment Trusts—0.2%
Boston Properties LP 5.875%, 10/15/19	500,000	602,468
Duke Realty LP 8.250%, 08/15/19	170,000	220,451
6.750%, 03/15/20	584,000	714,136
ERP Operating LP 4.625%, 12/15/21	250,000	280,837
HCP, Inc. 2.625%, 02/01/20	300,000	302,370
5.375%, 02/01/21	800,000	930,796

		3,051,058

Retail—0.0%
Macy’s Retail Holdings, Inc. 6.375%, 03/15/37	300,000	348,635

MIST-104

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.2%
America Movil S.A.B. de C.V. 5.000%, 10/16/19	1,000,000	$1,139,074
AT&T, Inc. 5.625%, 06/15/16	388,000	442,997
6.300%, 01/15/38	200,000	240,723
BellSouth Corp. 5.200%, 12/15/16	200,000	227,469
Qwest Corp. 6.875%, 09/15/33	350,000	349,644
Verizon Pennsylvania, Inc. 6.000%, 12/01/28	260,000	293,012
Vodafone Group plc 1.500%, 02/19/18	300,000	299,577

		2,992,496

Transportation—0.2%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	240,000	242,343
7.950%, 08/15/30	700,000	970,017
Canadian Pacific Railway Co.
6.500%, 05/15/18	680,000	823,129
7.125%, 10/15/31	132,000	169,867
CSX Corp. 6.000%, 10/01/36	300,000	358,483
Ryder System, Inc. 3.500%, 06/01/17	485,000	519,315

		3,083,154

Trucking & Leasing—0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.875%, 07/17/18 (144A)	80,000	81,576

Total Corporate Bonds & Notes (Cost $119,835,164)		119,594,041

Asset-Backed Securities—2.1%

Asset-Backed - Automobile—1.6%
American Credit Acceptance Receivables Trust
4.130%, 06/15/15 (144A)	2,000,000	2,038,183
1.450%, 04/16/18 (144A)	2,471,000	2,471,625
AmeriCredit Automobile Receivables Trust
0.910%, 10/08/15	2,189,184	2,193,619
1.170%, 05/09/16	740,000	744,032
0.490%, 06/08/16	850,000	850,314
0.610%, 10/10/17	185,000	185,112
BMW Vehicle Lease Trust
0.400%, 01/20/15	874,000	873,556
0.540%, 09/21/15	381,000	380,895
Capital Auto Receivables Asset Trust 0.620%, 07/20/16	990,000	990,770
CarMax Auto Owner Trust 0.600%, 10/16/17	453,000	452,614
CPS Auto Trust 1.310%, 06/15/20 (144A)	1,846,000	1,841,780

Asset-Backed - Automobile—(Continued)
Fifth Third Auto Trust 0.450%, 01/15/16	1,515,000	$1,515,272
First Investors Auto Owner Trust 0.900%, 10/15/18 (144A)	500,000	499,912
Honda Auto Receivables Owner Trust 0.350%, 06/22/15	682,000	681,869
Hyundai Auto Receivables Trust
0.400%, 12/15/15	700,000	699,891
0.560%, 07/17/17	423,000	423,064
0.750%, 09/17/18	600,000	600,198
Nissan Auto Receivables Owner Trust
0.370%, 09/15/15	778,000	777,779
Santander Drive Auto Receivables Trust
2.350%, 11/16/15	2,000,000	2,027,676
0.480%, 02/16/16	464,000	463,999
3.010%, 04/16/18	2,000,000	2,075,974

		22,788,134

Asset-Backed - Other—0.5%
Bayview Opportunity Master Fund IIa Trust
3.228%, 03/28/33 (144A) (a)	1,593,351	1,593,351
Ford Credit Floorplan Master Owner Trust
0.583%, 01/15/18 (a)	725,000	725,071
HLSS Servicer Advance Receivables Backed Notes
1.340%, 10/15/43 (144A)	1,000,000	1,002,651
0.898%, 01/15/44 (144A)	964,000	965,237
1.495%, 01/16/46 (144A)	748,000	753,955
1.744%, 01/16/46 (144A)	174,000	174,862
Nationstar Agency Advance Funding Trust
0.997%, 02/15/45 (144A)	253,000	253,344
1.892%, 02/18/48 (144A)	115,000	115,795
Springleaf Funding Trust
2.580%, 09/15/21 (144A)	1,100,000	1,089,000
Stanwich Mortgage Loan Trust
2.981%, 02/16/43 (144A)	904,663	917,455

		7,590,721

Total Asset-Backed Securities (Cost $30,387,609)		30,378,855

Mortgage-Backed Securities—1.7%

Collateralized Mortgage Obligations—0.5%
AJAX Mortgage Loan Trust
3.500%, 02/25/51 (144A) (a) (d)	3,483,300	3,470,511
American Tower Trust I
1.551%, 03/15/43 (144A)	175,000	176,329
JP Morgan Mortgage Trust
3.011%, 08/25/34 (a)	703,903	716,307
Springleaf Mortgage Loan Trust
6.000%, 10/25/57 (144A) (a)	350,000	360,289
Station Place Securitization Trust
Zero Coupon, 02/25/15 (a)	1,000,000	1,000,000
Vericrest Opportunity Loan Trust
3.105%, 11/25/50 (144A) (a)	1,162,177	1,162,177

MIST-105

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Commercial Mortgage Trust
2.800%, 03/18/28	1,000,000	$1,016,280

		7,901,893

Commercial Mortgage-Backed Securities—1.2%
Banc of America Commercial Mortgage Trust
5.619%, 04/10/49 (a)	1,000,000	1,124,772
BB-UBS Trust
2.892%, 06/05/30 (144A)	1,250,000	1,250,753
3.430%, 11/05/36 (144A)	2,750,000	2,785,178
Bear Stearns Commercial Mortgage Securities Trust
0.869%, 06/11/50 (144A) (a)	1,500,000	1,432,775
Citigroup Commercial Mortgage Trust
2.110%, 01/12/18	592,000	608,010
DBRR Trust
0.853%, 02/25/45 (144A) (a)	697,364	696,991
GS Mortgage Securities Corp. II
2.318%, 01/10/18	733,000	752,832
2.706%, 12/10/27 (144A)	306,018	316,568
KGS-Alpha SBA COOF Trust
0.604%, 05/25/39 (144A) (a)	14,685,503	380,905
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	787,194
LB-UBS Commercial Mortgage Trust
5.430%, 02/15/40	1,500,000	1,698,048
Morgan Stanley Re-REMIC Trust
2.000%, 07/27/49 (144A)	1,571,239	1,590,879
NCUA Guaranteed Notes Trust
2.650%, 10/29/20	641,850	678,054
RBS Commercial Funding Trust
3.260%, 03/11/31 (144A)	531,000	548,996
UBS-BAMLL Trust
3.663%, 06/10/30 (144A)	578,000	600,384
VNO Mortgage Trust
2.996%, 11/15/30 (144A)	1,400,000	1,409,408

		16,661,747

Total Mortgage-Backed Securities (Cost $24,653,362)		24,563,640

Foreign Government—0.1%

Sovereign—0.1%
Israel Government AID Bond
Zero Coupon, 08/15/20 (Cost $1,318,617)	1,500,000	1,330,628

Short-Term Investment—16.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—16.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $238,295,265 on 04/01/13, collateralized by $242,565,000 Federal Home Loan Bank at 0.300% due 12/04/13 with a value of $243,064,684	238,295,000	$238,295,000

Total Short-Term Investment (Cost $238,295,000)		238,295,000

Total Investments—85.8% (Cost $1,240,347,247) (e)		1,244,405,256
Other assets and liabilities (net)—14.2%		206,123,503

Net Assets—100.0%		$1,450,528,759

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $3,470,511, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(e)	As of March 28, 2013, the aggregate cost of investments was $1,240,347,247. The aggregate unrealized appreciation and depreciation of investments were $5,524,820 and $(1,466,811), respectively, resulting in net unrealized appreciation of $4,058,009.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $43,703,595, which is 3.0% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

MIST-106

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Restricted Securities

	Acquisition Date	Shares	Cost	Value
AJAX Mortgage Loan Trust	03/20/13	3,000,000	$2,990,387	$2,990,400
AJAX Mortgage Loan Trust	01/28/13	483,300	480,079	480,111

Swap Agreements

Open credit default swap agreements at March 28, 2013 were as follows:

Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
Markit CDX North America Investment Grade, Series 19	1.000%	12/20/17	Credit Suisse International	0.817%	15,000,000	USD	$125,645	$61,209	$64,436

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MIST-107

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$830,243,092	$—	$830,243,092
Total Corporate Bonds & Notes*	—	119,594,041	—	119,594,041
Total Asset-Backed Securities*	—	30,378,855	—	30,378,855
Total Mortgage-Backed Securities*	—	24,563,640	—	24,563,640
Total Foreign Government*	—	1,330,628	—	1,330,628
Total Short-Term Investment*	—	238,295,000	—	238,295,000
Total Investments	$—	$1,244,405,256	$—	$1,244,405,256

Swap Contracts
Swap Contracts at Value (Assets)	$—	$125,645	$—	$125,645
Total Swap Contracts	$—	$125,645	$—	$125,645

*	See Schedule of Investments for additional detailed categorizations.

MIST-108

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—29.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
General Dynamics Corp.	1,842	$129,879
Honeywell International, Inc.	8,655	652,154
L-3 Communications Holdings, Inc.	495	40,055
Northrop Grumman Corp.	1,377	96,597
United Technologies Corp.	13,132	1,226,923

		2,145,608

Air Freight & Logistics—0.1%
FedEx Corp.	1,566	153,781
Yamato Holdings Co., Ltd.	22,500	408,274

		562,055

Airlines—0.0%
Southwest Airlines Co.	7,373	99,388

Auto Components—0.5%
Bridgestone Corp.	67,200	2,267,001
Continental AG	6,480	775,292
Valeo S.A.	7,795	422,131

		3,464,424

Automobiles—0.8%
General Motors Co. (a)	23,940	666,011
Honda Motor Co., Ltd.	34,200	1,317,844
Isuzu Motors, Ltd.	123,000	744,419
Nissan Motor Co., Ltd.	47,400	459,287
Toyota Motor Corp.	53,200	2,741,741

		5,929,302

Beverages—0.5%
Beam, Inc.	2,796	177,658
Carlsberg A.S. - Class B	3,756	366,369
Coca-Cola Co. (The)	24,881	1,006,188
Coca-Cola Enterprises, Inc.	9,747	359,859
Dr Pepper Snapple Group, Inc.	3,857	181,086
PepsiCo, Inc.	9,398	743,476
SABMiller plc	20,736	1,092,074

		3,926,710

Biotechnology—0.3%
Alexion Pharmaceuticals, Inc. (a)	2,204	203,076
Biogen Idec, Inc. (a)	5,858	1,130,067
Celgene Corp. (a)	7,325	849,041
Onyx Pharmaceuticals, Inc. (a)	1,600	142,176
Vertex Pharmaceuticals, Inc. (a)	3,253	178,850

		2,503,210

Building Products—0.1%
Cie de St-Gobain	15,459	573,741
Masco Corp.	19,382	392,485

		966,226

Capital Markets—0.4%
Franklin Resources, Inc.	425	64,094

Capital Markets—(Continued)
Goldman Sachs Group, Inc. (The)	3,431	$504,871
Invesco, Ltd.	13,557	392,611
Morgan Stanley	12,160	267,277
State Street Corp.	9,587	566,496
TD Ameritrade Holding Corp.	1,900	39,178
UBS AG (a)	52,610	807,941

		2,642,468

Chemicals—0.6%
Air Products & Chemicals, Inc.	3,654	318,336
Axiall Corp.	3,697	229,805
BASF SE	11,318	991,631
CF Industries Holdings, Inc.	376	71,579
Dow Chemical Co. (The)	13,534	430,923
E.I. du Pont de Nemours & Co.	6,544	321,703
LyondellBasell Industries N.V. - Class A	1,117	70,695
Solvay S.A.	7,265	984,621
Syngenta AG	3,127	1,307,026

		4,726,319

Commercial Banks—2.3%
Australia & New Zealand Banking Group, Ltd.	34,462	1,027,614
BB&T Corp.	6,383	200,362
BNP Paribas S.A.	12,853	662,155
CIT Group, Inc. (a)	786	34,175
Comerica, Inc.	3,266	117,413
Commonwealth Bank of Australia	5,777	410,624
Danske Bank A.S. (a)	25,757	461,758
HSBC Holdings plc	209,045	2,225,470
Mitsubishi UFJ Financial Group, Inc.	478,900	2,886,716
Mizuho Financial Group, Inc.	549,000	1,178,863
Regions Financial Corp.	7,670	62,817
Royal Bank of Scotland Group plc (a)	95,255	400,783
Standard Chartered plc	21,889	567,034
Sumitomo Mitsui Financial Group, Inc.	66,100	2,712,451
Sumitomo Mitsui Trust Holdings, Inc.	260,000	1,236,709
SunTrust Banks, Inc.	8,302	239,181
Swedbank AB - A Shares	40,996	934,062
Wells Fargo & Co.	46,546	1,721,736
Westpac Banking Corp.	7,263	233,617

		17,313,540

Commercial Services & Supplies—0.0%
Tyco International, Ltd.	9,899	316,768

Communications Equipment—0.4%
Cisco Systems, Inc.	45,716	955,921
F5 Networks, Inc. (a)	419	37,324
QUALCOMM, Inc.	10,388	695,477
Telefonaktiebolaget LM Ericsson - Class B	88,586	1,105,328

		2,794,050

Computers & Peripherals—0.6%
Apple, Inc.	5,752	2,546,008
EMC Corp. (a)	18,327	437,832

MIST-109

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Computers & Peripherals—(Continued)
Gemalto N.V.	11,294	$985,624
Hewlett-Packard Co.	10,788	257,186
NetApp, Inc. (a)	2,035	69,516

		4,296,166

Construction & Engineering—0.1%
Fluor Corp.	10,790	715,701

Construction Materials—0.1%
Holcim, Ltd. (a)	9,700	773,868

Consumer Finance—0.1%
Capital One Financial Corp.	7,917	435,039

Containers & Packaging—0.4%
Crown Holdings, Inc. (a)	6,441	268,010
Smurfit Kappa Group plc	140,039	2,316,580

		2,584,590

Diversified Financial Services—0.9%
Bank of America Corp.	96,824	1,179,316
Citigroup, Inc.	27,679	1,224,519
CME Group, Inc.	1,709	104,916
Deutsche Boerse AG	16,438	995,492
IntercontinentalExchange, Inc. (a)	1,340	218,514
ORIX Corp.	227,300	2,903,229

		6,625,986

Diversified Telecommunication Services—0.3%
AT&T, Inc.	14,198	520,924
BT Group plc	161,258	679,476
Telstra Corp., Ltd.	75,163	353,353
Verizon Communications, Inc.	20,054	985,654

		2,539,407

Electric Utilities—0.2%
Edison International	8,469	426,160
Exelon Corp.	8,482	292,460
N.V. Energy, Inc.	12,506	250,495
NextEra Energy, Inc.	9,650	749,612

		1,718,727

Electrical Equipment—0.5%
ABB, Ltd. (a)	35,903	810,822
Emerson Electric Co.	14,856	830,004
Mitsubishi Electric Corp.	81,000	660,819
Schneider Electric S.A.	15,363	1,123,694
Sumitomo Electric Industries, Ltd.	40,500	497,530

		3,922,869

Electronic Equipment, Instruments & Components—0.3%
Anritsu Corp.	54,000	845,342
Corning, Inc.	2,653	35,364

Electronic Equipment, Instruments & Components—(Continued)
Hitachi, Ltd.	203,000	$1,183,948

		2,064,654

Energy Equipment & Services—0.4%
Baker Hughes, Inc.	3,412	158,351
Ensco plc - Class A	8,841	530,460
Halliburton Co.	5,907	238,702
National Oilwell Varco, Inc.	6,115	432,636
Noble Corp.	5,784	220,659
Petrofac, Ltd.	23,575	513,676
Schlumberger, Ltd.	7,444	557,481

		2,651,965

Food & Staples Retailing—0.3%
CVS Caremark Corp.	11,321	622,542
Kroger Co. (The)	7,338	243,181
Seven & I Holdings Co., Ltd.	27,100	898,753
Wal-Mart Stores, Inc.	4,113	307,776

		2,072,252

Food Products—1.8%
Archer-Daniels-Midland Co.	15,383	518,869
Cermaq ASA	68,280	1,086,949
General Mills, Inc.	12,598	621,207
Grieg Seafood ASA (a)	282,299	647,842
Marine Harvest ASA (a)	1,859,049	1,729,928
Mondelez International, Inc. - Class A	23,084	706,601
Nestle S.A.	44,795	3,240,740
Nutreco N.V.	20,405	1,876,701
Unilever N.V.	45,318	1,857,777
Viscofan S.A.	14,968	786,161

		13,072,775

Gas Utilities—0.0%
AGL Resources, Inc.	1,549	64,981

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.	4,962	360,440
Boston Scientific Corp. (a)	35,543	277,591
CareFusion Corp. (a)	10,412	364,316
Covidien plc	9,793	664,357
Intuitive Surgical, Inc. (a)	598	293,731

		1,960,435

Health Care Providers & Services—0.2%
DaVita Health Care Partners, Inc. (a)	2,191	259,831
Humana, Inc.	6,985	482,733
UnitedHealth Group, Inc.	13,259	758,547

		1,501,111

Health Care Technology—0.0%
athenahealth, Inc. (a)	385	37,360
Cerner Corp. (a)	1,228	116,353

		153,713

MIST-110

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.9%
Carnival Corp.	6,038	$207,103
InterContinental Hotels Group plc	82,366	2,518,258
Royal Caribbean Cruises, Ltd.	5,728	190,284
Sands China, Ltd.	131,600	682,685
Sodexo	13,782	1,285,036
William Hill plc	231,289	1,304,797
Wynn Resorts, Ltd.	422	52,818
Yum! Brands, Inc.	3,635	261,502

		6,502,483

Household Durables—0.8%
Barratt Developments plc (a)	407,297	1,697,604
Berkeley Group Holdings plc	58,719	1,822,121
Electrolux AB-Series B	29,003	738,979
Lennar Corp. - Class A	2,221	92,127
Persimmon plc	96,329	1,568,028
PulteGroup, Inc. (a)	11,752	237,861

		6,156,720

Household Products—0.4%
Energizer Holdings, Inc.	1,417	141,317
Kimberly-Clark Corp.	2,943	288,355
Procter & Gamble Co. (The)	14,075	1,084,620
Reckitt Benckiser Group plc	3,229	231,698
Svenska Cellulosa AB - B Shares	53,975	1,393,631

		3,139,621

Industrial Conglomerates—0.3%
3M Co.	4,382	465,850
General Electric Co.	32,064	741,320
Hutchison Whampoa, Ltd.	85,000	889,891

		2,097,061

Insurance—1.8%
ACE, Ltd.	4,583	407,749
Aegon N.V.	58,820	354,140
Aflac, Inc.	1,850	96,237
Allianz SE	7,547	1,025,463
American International Group, Inc. (a)	8,290	321,818
Aon plc	798	49,077
AXA S.A.	52,214	900,091
Berkshire Hathaway, Inc. - Class B (a)	6,513	678,655
Dai-ichi Life Insurance Co., Ltd. (The)	270	362,718
Everest Re Group, Ltd.	851	110,511
Hartford Financial Services Group, Inc.	21,432	552,946
Lancashire Holdings, Ltd.	41,005	504,326
Legal & General Group plc	210,023	551,603
Muenchener Rueckversicherungs AG	3,079	576,071
Prudential Financial, Inc.	9,340	550,967
Prudential plc	145,259	2,363,715
Standard Life plc	208,102	1,160,749
Swiss Re AG	23,014	1,872,971
Zurich Financial Services AG (a)	3,936	1,096,178

		13,535,985

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	2,034	$542,040
Expedia, Inc.	1,372	82,334

		624,374

Internet Software & Services—0.3%
eBay, Inc. (a)	4,611	250,009
Google, Inc. - Class A (a)	2,075	1,647,612

		1,897,621

IT Services—0.4%
Accenture plc - Class A	2,053	155,966
Cognizant Technology Solutions Corp. - Class A (a)	4,039	309,428
Fidelity National Information Services, Inc.	5,409	214,305
International Business Machines Corp.	5,499	1,172,937
Visa, Inc. - Class A	4,812	817,270

		2,669,906

Life Sciences Tools & Services—0.0%
Mettler-Toledo International, Inc. (a)	754	160,768
Thermo Fisher Scientific, Inc.	1,638	125,291

		286,059

Machinery—0.2%
Cummins, Inc.	958	110,946
Deere & Co.	2,987	256,822
Dover Corp.	996	72,588
PACCAR, Inc.	10,232	517,330
SPX Corp.	972	76,749
Weir Group plc (The)	22,410	771,292

		1,805,727

Media—0.6%
CBS Corp. - Class B	15,083	704,225
Comcast Corp. - Class A	17,208	722,908
DIRECTV (a)	3,274	185,341
Pearson plc	33,097	596,443
Time Warner Cable, Inc.	8,276	794,992
Time Warner, Inc.	16,251	936,383
Walt Disney Co. (The)	3,280	186,304

		4,126,596

Metals & Mining—0.3%
Alcoa, Inc.	29,864	254,441
First Quantum Minerals, Ltd.	41,915	797,163
Freeport-McMoRan Copper & Gold, Inc.	3,139	103,901
Nucor Corp.	1,782	82,240
Rio Tinto plc	15,828	745,510
Walter Energy, Inc.	1,922	54,777

		2,038,032

Multi-Utilities—0.3%
Centrica plc	129,384	724,038
GDF Suez	23,563	454,156

MIST-111

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
NiSource, Inc.	12,388	$363,464
Sempra Energy	7,900	631,526

		2,173,184

Multiline Retail—0.2%
J.C. Penney Co., Inc.	6,015	90,887
Macy’s, Inc.	4,094	171,293
Nordstrom, Inc.	852	47,056
Target Corp.	12,417	849,943

		1,159,179

Office Electronics—0.1%
Canon, Inc.	23,600	870,298

Oil, Gas & Consumable Fuels—1.7%
Anadarko Petroleum Corp.	4,531	396,236
Apache Corp.	2,321	179,088
BG Group plc	66,443	1,140,615
BP plc	88,456	621,201
Cheniere Energy, Inc. (a)	6,276	175,728
Chevron Corp.	9,530	1,132,355
ConocoPhillips	12,358	742,716
ENI S.p.A.	17,937	402,773
EOG Resources, Inc.	3,910	500,754
Exxon Mobil Corp.	21,836	1,967,642
Marathon Petroleum Corp.	3,135	280,896
Occidental Petroleum Corp.	4,573	358,386
Phillips 66	3,483	243,705
Range Resources Corp.	950	76,988
Repsol S.A.	25,344	515,680
Royal Dutch Shell plc - A Shares	86,057	2,792,904
Tullow Oil plc	38,681	724,020
Williams Cos., Inc. (The)	11,883	445,137

		12,696,824

Paper & Forest Products—0.1%
Stora Enso Oyj - R Shares	55,101	356,955
UPM-Kymmene Oyj	33,294	372,993

		729,948

Pharmaceuticals—2.8%
Allergan, Inc.	3,837	428,324
Bayer AG	39,425	4,067,783
GlaxoSmithKline plc	93,150	2,180,328
Johnson & Johnson	20,045	1,634,269
Merck & Co., Inc.	20,972	927,591
Novartis AG	35,020	2,493,825
Novo Nordisk A.S. - Class B	858	140,060
Pfizer, Inc.	13,310	384,127
Roche Holding AG	17,989	4,199,948
Sanofi	25,139	2,563,564
Shionogi & Co., Ltd.	41,300	836,532
Shire plc	24,707	752,443
Valeant Pharmaceuticals International, Inc. (a)	3,088	231,662

		20,840,456

Professional Services—0.1%
Experian plc	49,586	$862,360

Real Estate Investment Trusts—1.0%
CapitaMall Trust	555,000	936,553
CBL & Associates Properties, Inc.	8,956	211,362
DiamondRock Hospitality Co.	7,944	73,959
Equity Residential	3,795	208,953
First Real Estate Investment Trust	1,168,000	1,178,036
Goodman Group	143,098	713,695
Host Hotels & Resorts, Inc.	9,251	161,800
LaSalle Hotel Properties	8,208	208,319
Lippo Malls Indonesia Retail Trust	2,871,000	1,193,559
Mapletree Logistics Trust	1,095,000	1,073,790
Plum Creek Timber Co., Inc.	4,155	216,891
Post Properties, Inc.	1,489	70,132
Simon Property Group, Inc.	1,983	314,424
Strategic Hotels & Resorts, Inc. (a)	5,654	47,211
Unibail-Rodamco SE	2,876	669,856
Weyerhaeuser Co.	6,030	189,221

		7,467,761

Real Estate Management & Development—0.5%
Deutsche Wohnen AG	64,399	1,171,266
GSW Immobilien AG	27,403	1,085,193
Mitsubishi Estate Co., Ltd.	21,000	595,066
St. Joe Co. (The) (a)	3,058	64,983
TAG Immobilien AG	17,428	199,539
Wharf Holdings, Ltd.	39,000	348,815

		3,464,862

Road & Rail—0.7%
CSX Corp.	28,522	702,497
East Japan Railway Co.	25,100	2,066,047
Union Pacific Corp.	6,757	962,264
West Japan Railway Co.	31,800	1,530,205

		5,261,013

Semiconductors & Semiconductor Equipment—0.3%
ASML Holding N.V.	14,256	959,844
Broadcom Corp. - Class A	18,550	643,128
KLA-Tencor Corp.	2,623	138,337
Lam Research Corp. (a)	4,948	205,144
LSI Corp. (a)	19,746	133,878
Micron Technology, Inc. (a)	9,218	91,996
Texas Instruments, Inc.	8,508	301,864
Xilinx, Inc.	1,115	42,560

		2,516,751

Software—0.5%
Adobe Systems, Inc. (a)	6,883	299,480
Citrix Systems, Inc. (a)	4,352	314,040
Microsoft Corp.	49,771	1,423,948
Oracle Corp.	28,940	935,920
SAP AG	9,318	746,740

		3,720,128

MIST-112

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Specialty Retail—0.4%
AutoZone, Inc. (a)	1,296	$514,214
Bed Bath & Beyond, Inc. (a)	1,265	81,491
Home Depot, Inc. (The)	13,141	916,979
Kingfisher plc	151,794	665,335
Lowe’s Cos., Inc.	15,371	582,868
Ross Stores, Inc.	2,712	164,401
TJX Cos., Inc.	8,158	381,387

		3,306,675

Textiles, Apparel & Luxury Goods—0.2%
Coach, Inc.	1,465	73,236
Compagnie Financiere Richemont S.A. - Class A	14,286	1,123,034
VF Corp.	3,399	570,182

		1,766,452

Tobacco—1.0%
British American Tobacco plc	46,970	2,514,899
Japan Tobacco, Inc.	103,200	3,302,993
Philip Morris International, Inc.	14,954	1,386,385

		7,204,277

Trading Companies & Distributors—0.2%
Marubeni Corp.	206,000	1,575,153
WW Grainger, Inc.	1,139	256,252

		1,831,405

Wireless Telecommunication Services—0.5%
Softbank Corp.	18,400	847,873
Sprint Nextel Corp. (a)	8,373	51,996
Vodafone Group plc	896,494	2,544,563

		3,444,432

Total Common Stocks (Cost $203,340,366)		218,740,497

Corporate Bonds & Notes—22.8%

Aerospace/Defense—0.3%
BAE Systems Finance, Inc.
7.500%, 07/01/27 (144A)	300,000	390,740
BAE Systems plc
4.750%, 10/11/21 (144A)	225,000	251,116
Boeing Co. (The)
7.250%, 06/15/25	11,000	15,022
General Dynamics Corp.
1.000%, 11/15/17	117,000	116,317
2.250%, 11/15/22	250,000	240,854
Lockheed Martin Corp.
4.070%, 12/15/42 (144A)	187,000	171,734
United Technologies Corp.
5.375%, 12/15/17	173,000	205,385
8.875%, 11/15/19	41,000	55,947

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
6.700%, 08/01/28	233,000	$311,459
7.500%, 09/15/29	55,000	78,831
6.050%, 06/01/36	100,000	128,887

		1,966,292

Agriculture—0.1%
Archer-Daniels-Midland Co.
5.375%, 09/15/35	100,000	115,457
4.016%, 04/16/43	150,000	144,198
Bunge NA Finance L.P.
5.900%, 04/01/17	90,000	102,151
Bunge, Ltd. Finance Corp.
3.200%, 06/15/17	131,000	135,638
Cargill, Inc.
7.350%, 03/06/19 (144A)	260,000	333,163
Monsanto Finance Canada Co.
5.500%, 07/30/35	125,000	153,031

		983,638

Airlines—0.0%
Continental Airlines 2012-2 Class A Pass-Through Certificates
4.000%, 10/29/24	42,000	43,680
Delta Air Lines Pass-Through Trust
4.750%, 05/07/20	71,000	76,858

		120,538

Auto Manufacturers—0.3%
Daimler Finance North America LLC
1.875%, 01/11/18 (144A)	205,000	206,824
8.500%, 01/18/31	330,000	512,368
Ford Motor Co.
6.375%, 02/01/29	500,000	560,698
Nissan Motor Acceptance Corp.
1.950%, 09/12/17 (144A)	500,000	507,903
1.800%, 03/15/18 (144A)	146,000	146,889

		1,934,682

Auto Parts & Equipment—0.0%
Johnson Controls, Inc.
5.500%, 01/15/16	135,000	150,924
2.600%, 12/01/16	75,000	78,697

		229,621

Beverages—0.7%
Anheuser-Busch Cos. LLC
6.750%, 12/15/27	65,000	87,019
6.800%, 08/20/32	420,000	564,808
5.950%, 01/15/33	100,000	121,751
5.750%, 04/01/36	60,000	73,578
Anheuser-Busch InBev Finance, Inc.
2.625%, 01/17/23	1,000,000	990,672

MIST-113

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/22	42,000	$41,368
8.000%, 11/15/39	50,000	79,321
Beam, Inc.
5.375%, 01/15/16	191,000	212,154
Brown-Forman Corp.
1.000%, 01/15/18	122,000	120,981
2.250%, 01/15/23	143,000	140,105
Coca-Cola Co. (The)
7.375%, 07/29/93	100,000	141,271
Coca-Cola Refreshments USA, Inc.
7.000%, 05/15/98	100,000	142,294
Diageo Capital plc
4.850%, 05/15/18	46,000	52,779
4.828%, 07/15/20	250,000	292,809
Diageo Investment Corp.
2.875%, 05/11/22	200,000	202,579
7.450%, 04/15/35	70,000	100,492
Dr Pepper Snapple Group, Inc.
2.000%, 01/15/20	92,000	90,935
Molson Coors Brewing Co.
2.000%, 05/01/17	200,000	204,899
PepsiCo, Inc.
0.497%, 02/26/16 (b)	341,000	341,446
5.000%, 06/01/18	250,000	294,383
4.500%, 01/15/20	276,000	318,914
5.500%, 01/15/40	150,000	183,239
SABMiller plc
6.500%, 07/15/18 (144A)	250,000	306,834
6.625%, 08/15/33 (144A)	150,000	196,146

		5,300,777

Biotechnology—0.3%
Amgen, Inc.
3.875%, 11/15/21	575,000	628,722
6.375%, 06/01/37	500,000	621,409
6.900%, 06/01/38	100,000	132,526
6.400%, 02/01/39	100,000	124,656
5.150%, 11/15/41	75,000	80,784
Celgene Corp.
3.250%, 08/15/22	174,000	176,330
Genzyme Corp.
3.625%, 06/15/15	150,000	160,000
Gilead Sciences, Inc.
4.500%, 04/01/21	100,000	113,604
4.400%, 12/01/21	125,000	140,954

		2,178,985

Chemicals—0.4%
Dow Chemical Co. (The)
8.550%, 05/15/19	100,000	134,586
3.000%, 11/15/22	54,000	53,181
Ecolab, Inc.
4.875%, 02/15/15	150,000	161,095
1.450%, 12/08/17	70,000	69,591

Chemicals—(Continued)
EI du Pont de Nemours & Co.
2.750%, 04/01/16	60,000	$63,677
4.250%, 04/01/21	201,000	229,725
2.800%, 02/15/23	165,000	167,939
Mosaic Co. (The)
4.875%, 11/15/41	100,000	106,080
Mosaic Global Holdings, Inc.
7.300%, 01/15/28	23,000	29,710
Potash Corp. of Saskatchewan, Inc.
5.875%, 12/01/36	400,000	477,911
PPG Industries, Inc.
3.600%, 11/15/20	155,000	166,377
9.000%, 05/01/21	100,000	138,969
7.700%, 03/15/38	140,000	192,666
Praxair, Inc.
5.375%, 11/01/16	180,000	207,821
3.000%, 09/01/21	30,000	31,331
Union Carbide Corp.
7.875%, 04/01/23	30,000	37,708
7.500%, 06/01/25	276,000	344,488
7.750%, 10/01/96	100,000	117,258

		2,730,113

Commercial Banks—4.4%
American Express Bank FSB
0.502%, 06/12/17 (b)	500,000	496,388
American Express Centurion Bank
6.000%, 09/13/17	250,000	298,787
Bank of America Corp.
5.625%, 10/14/16	800,000	901,902
2.000%, 01/11/18	1,000,000	996,371
7.625%, 06/01/19	250,000	317,975
5.625%, 07/01/20	1,000,000	1,168,739
Bank of America NA
5.300%, 03/15/17	1,400,000	1,570,083
Bank of Montreal
1.400%, 09/11/17	194,000	194,500
2.550%, 11/06/22	213,000	209,003
Bank of New York Mellon Corp. (The)
1.969%, 06/20/17	500,000	516,167
4.600%, 01/15/20	200,000	231,398
Bank of Nova Scotia
3.400%, 01/22/15	470,000	493,116
1.375%, 12/18/17	200,000	200,226
BB&T Corp.
1.600%, 08/15/17	44,000	44,474
3.950%, 03/22/22	175,000	187,124
Branch Banking & Trust Co.
0.600%, 09/13/16 (b)	250,000	247,428
Canadian Imperial Bank of Commerce
0.900%, 10/01/15	87,000	87,341
Capital One Financial Corp.
7.375%, 05/23/14	250,000	268,443
1.000%, 11/06/15	91,000	90,719
1.500%, 03/22/18	500,000	495,725

MIST-114

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Banks—(Continued)
Citigroup, Inc.
6.125%, 11/21/17	1,600,000	$1,893,741
6.125%, 05/15/18	200,000	238,533
8.500%, 05/22/19	473,000	630,947
3.375%, 03/01/23	192,000	193,948
6.625%, 01/15/28	100,000	122,583
5.875%, 05/29/37	100,000	118,716
Comerica Bank
5.200%, 08/22/17	250,000	288,545
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	620,000	638,923
3.875%, 02/08/22	350,000	369,893
Credit Suisse of New York
5.500%, 05/01/14	550,000	578,778
Fifth Third Bancorp
3.625%, 01/25/16	155,000	165,807
8.250%, 03/01/38	50,000	69,431
Goldman Sachs Group, Inc. (The)
6.250%, 09/01/17	1,000,000	1,175,790
7.500%, 02/15/19	750,000	939,452
5.375%, 03/15/20	500,000	570,487
5.250%, 07/27/21	800,000	908,006
3.625%, 01/22/23	500,000	504,550
6.125%, 02/15/33	500,000	576,837
HSBC Bank USA NA
4.875%, 08/24/20	500,000	562,288
5.875%, 11/01/34	500,000	581,720
HSBC USA, Inc.
1.625%, 01/16/18	300,000	300,065
KeyBank N.A.
4.950%, 09/15/15	167,000	181,985
KeyCorp.
3.750%, 08/13/15	200,000	213,232
KFW
1.500%, 07/30/14 (EUR)	300,000	498,768
Morgan Stanley
5.450%, 01/09/17	1,000,000	1,120,293
5.550%, 04/27/17	650,000	735,606
5.625%, 09/23/19	1,100,000	1,266,610
5.500%, 01/26/20	100,000	114,741
3.750%, 02/25/23	333,000	337,284
National City Bank
5.800%, 06/07/17	500,000	586,516
National City Bank of Indiana
4.250%, 07/01/18	250,000	278,795
Northern Trust Corp.
3.375%, 08/23/21	500,000	534,713
PNC Bank NA
6.875%, 04/01/18	350,000	434,858
Royal Bank of Canada
2.875%, 04/19/16	500,000	529,604
State Street Bank and Trust Co.
5.250%, 10/15/18	215,000	255,019

Commercial Banks—(Continued)
SunTrust Banks, Inc.
0.584%, 04/01/15 (b)	377,000	$373,096
6.000%, 09/11/17	150,000	177,252
UBS AG
4.875%, 08/04/20	250,000	290,037
US Bancorp
2.200%, 11/15/16	175,000	182,770
US Bank NA
0.585%, 10/14/14 (b)	150,000	150,379
Wachovia Bank N.A.
6.000%, 11/15/17	500,000	597,520
Wachovia Corp.
6.605%, 10/01/25	222,000	285,177
Wells Fargo & Co.
5.125%, 09/15/16	50,000	56,506
5.625%, 12/11/17	700,000	828,857
Wells Fargo Bank NA 4.750%, 02/09/15	1,000,000	1,068,918
Westpac Banking Corp.
1.044%, 09/25/15 (b)	200,000	202,032
4.875%, 11/19/19	400,000	468,334

		32,213,851

Commercial Services—0.2%
ADT Corp. (The)
3.500%, 07/15/22 (144A)	423,000	422,519
4.125%, 06/15/23 (144A)	27,000	28,074
4.875%, 07/15/42 (144A)	200,000	190,698
California Institute of Technology 4.700%, 11/01/2111	165,000	171,359
ERAC USA Finance LLC
1.400%, 04/15/16 (144A)	11,000	11,072
6.375%, 10/15/17 (144A)	395,000	475,622
3.300%, 10/15/22 (144A)	100,000	100,947
6.700%, 06/01/34 (144A)	300,000	368,122

		1,768,413

Construction Materials—0.0%
CRH America, Inc. 6.000%, 09/30/16	150,000	170,796

Distribution/Wholesale—0.0%
Arrow Electronics, Inc.
3.000%, 03/01/18	26,000	26,260
6.000%, 04/01/20	100,000	112,201

		138,461

Diversified Financial Services—1.9%
American Express Co. 7.000%, 03/19/18	280,000	350,012
American Express Credit Corp.
1.750%, 06/12/15	200,000	204,466
2.750%, 09/15/15	150,000	156,929

MIST-115

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
American Honda Finance Corp. 1.500%, 09/11/17 (144A)	425,000	$429,021
Ameriprise Financial, Inc. 5.650%, 11/15/15	288,000	323,607
BlackRock, Inc.
6.250%, 09/15/17	250,000	304,425
3.375%, 06/01/22	100,000	105,660
Blackstone Holdings Finance Co. LLC 5.875%, 03/15/21 (144A)	250,000	290,250
Boeing Capital Corp. 4.700%, 10/27/19	255,000	299,224
Capital One Bank USA NA 3.375%, 02/15/23	300,000	297,680
Caterpillar Financial Services Corp.
6.200%, 09/30/13	400,000	411,214
1.250%, 11/06/17	87,000	87,271
7.050%, 10/01/18	155,000	199,169
CME Group, Inc. 3.000%, 09/15/22	300,000	303,354
Credit Suisse USA, Inc. 5.125%, 08/15/15	500,000	549,092
Ford Motor Credit Co. LLC 4.250%, 09/20/22	415,000	429,924
General Electric Capital Corp.
1.625%, 07/02/15	536,000	545,453
5.625%, 09/15/17	500,000	586,576
1.600%, 11/20/17	350,000	351,715
6.000%, 08/07/19	400,000	486,284
2.100%, 12/11/19	35,000	35,636
5.500%, 01/08/20	1,500,000	1,780,016
6.750%, 03/15/32	1,000,000	1,276,605
HSBC Finance Corp.
0.554%, 01/15/14 (b)	300,000	299,719
0.717%, 06/01/16 (b)	100,000	98,589
Jefferies Group LLC
5.125%, 04/13/18	75,000	82,125
8.500%, 07/15/19	375,000	468,716
6.500%, 01/20/43	42,000	44,924
John Deere Capital Corp.
0.950%, 06/29/15	44,000	44,429
1.200%, 10/10/17	59,000	59,181
2.250%, 04/17/19	75,000	77,664
1.700%, 01/15/20	43,000	42,417
2.800%, 01/27/23	122,000	124,057
MassMutual Global Funding II 2.000%, 04/05/17 (144A)	250,000	256,513
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	100,000	117,484
National Rural Utilities Cooperative Finance Corp.
10.375%, 11/01/18	40,000	58,443
8.000%, 03/01/32	150,000	221,204
PACCAR Financial Corp.
1.050%, 06/05/15	80,000	80,895
0.800%, 02/08/16	217,000	216,823
1.600%, 03/15/17	150,000	152,424

Diversified Financial Services—(Continued)
Toyota Motor Credit Corp.
0.454%, 12/05/14 (b)	458,000	$458,213
2.050%, 01/12/17	300,000	310,621
1.250%, 10/05/17	200,000	200,000
4.250%, 01/11/21	150,000	170,888
2.625%, 01/10/23	400,000	400,026

		13,788,938

Electric—2.0%
Alabama Power Co.
5.500%, 10/15/17	147,000	174,236
5.700%, 02/15/33	150,000	184,600
American Electric Power Co., Inc. 1.650%, 12/15/17	119,000	119,536
Appalachian Power Co.
3.400%, 05/24/15	75,000	78,901
5.800%, 10/01/35	150,000	176,817
Arizona Public Service Co. 8.750%, 03/01/19	65,000	87,917
Atlantic City Electric Co. 7.750%, 11/15/18	135,000	178,317
Baltimore Gas & Electric Co. 2.800%, 08/15/22	143,000	144,482
Carolina Power & Light Co. 6.125%, 09/15/33	140,000	175,514
CenterPoint Energy Houston Electric LLC
5.600%, 07/01/23	381,000	460,907
6.950%, 03/15/33	100,000	140,194
Cleveland Electric Illuminating Co. (The)
7.880%, 11/01/17	315,000	390,640
5.500%, 08/15/24	187,000	222,127
Commonwealth Edison Co.
5.875%, 02/01/33	150,000	188,597
6.450%, 01/15/38	175,000	235,105
Connecticut Light & Power Co. (The) 5.500%, 02/01/19	250,000	302,491
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	300,000	297,128
Detroit Edison Co. (The) 5.450%, 02/15/35	30,000	34,834
Dominion Resources, Inc.
5.150%, 07/15/15	150,000	164,298
8.875%, 01/15/19	200,000	272,505
5.250%, 08/01/33	400,000	459,100
DTE Electric Co. 5.700%, 10/01/37	250,000	315,748
DTE Energy Co. 0.987%, 06/03/13 (b)	100,000	100,099
Duke Energy Carolinas LLC
4.300%, 06/15/20	408,000	469,620
6.000%, 01/15/38	60,000	77,023
Florida Power & Light Co. 4.950%, 06/01/35	300,000	346,193
Indiana Michigan Power Co. 3.200%, 03/15/23	250,000	252,895

MIST-116

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Kansas City Power & Light Co.
6.375%, 03/01/18	150,000	$180,315
7.150%, 04/01/19	250,000	326,840
Nevada Power Co.
6.500%, 08/01/18	425,000	529,459
6.650%, 04/01/36	150,000	201,023
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/15	49,000	49,397
7.875%, 12/15/15	100,000	117,764
Nisource Finance Corp.
5.250%, 09/15/17	447,000	513,487
6.800%, 01/15/19	30,000	36,651
5.450%, 09/15/20	20,000	23,477
6.250%, 12/15/40	75,000	88,906
Northeast Utilities 1.030%, 09/20/13 (b)	95,000	95,317
Pacific Gas & Electric Co.
2.450%, 08/15/22	91,000	89,840
5.800%, 03/01/37	255,000	311,996
PacifiCorp
5.500%, 01/15/19	65,000	78,828
7.700%, 11/15/31	40,000	58,387
5.900%, 08/15/34	15,000	18,560
6.100%, 08/01/36	116,000	151,560
6.250%, 10/15/37	260,000	348,170
Peco Energy Co.
5.350%, 03/01/18	530,000	632,353
2.375%, 09/15/22	250,000	250,863
PG&E Corp.
5.750%, 04/01/14	230,000	240,960
PPL Electric Utilities Corp.
2.500%, 09/01/22	86,000	86,330
6.450%, 08/15/37	150,000	203,843
Progress Energy, Inc.
7.000%, 10/30/31	325,000	423,866
PSEG Power LLC
5.500%, 12/01/15	428,000	475,801
5.320%, 09/15/16	45,000	50,873
4.150%, 09/15/21	110,000	118,663
Public Service Co. of Colorado
5.800%, 08/01/18	130,000	159,790
5.125%, 06/01/19	150,000	180,707
2.250%, 09/15/22	47,000	46,470
3.950%, 03/15/43	200,000	201,582
Public Service Co. of New Hampshire
6.000%, 05/01/18	410,000	478,449
Public Service Co. of Oklahoma
5.150%, 12/01/19	50,000	58,483
Public Service Electric & Gas Co.
3.650%, 09/01/42	56,000	54,085
San Diego Gas & Electric Co.
6.000%, 06/01/26	100,000	132,110
5.350%, 05/15/35	100,000	122,618
Southern California Edison Co.
0.730%, 09/15/14 (b)	104,000	104,598
4.650%, 04/01/15	150,000	161,961

Electric—(Continued)
Southern Power Co.
4.875%, 07/15/15	319,000	$348,266
TECO Finance, Inc.
6.572%, 11/01/17	150,000	181,096
Toledo Edison Co. (The)
7.250%, 05/01/20	90,000	115,724
6.150%, 05/15/37	250,000	307,981
Virginia Electric and Power Co.
1.200%, 01/15/18	33,000	33,076

		14,440,349

Electrical Components & Equipment—0.1%
Emerson Electric Co.
5.250%, 10/15/18	375,000	447,642
6.000%, 08/15/32	70,000	89,793

		537,435

Electronics—0.0%
Honeywell International, Inc.
5.300%, 03/15/17	105,000	122,089
Koninklijke Philips Electronics N.V.
3.750%, 03/15/22	100,000	107,113
6.875%, 03/11/38	100,000	134,364

		363,566

Engineering & Construction—0.1%
ABB Finance USA, Inc.
1.625%, 05/08/17	165,000	167,463
2.875%, 05/08/22	100,000	101,693
Fluor Corp.
3.375%, 09/15/21	105,000	111,268

		380,424

Environmental Control—0.2%
Republic Services, Inc.
5.500%, 09/15/19	100,000	118,881
6.086%, 03/15/35	130,000	156,617
Waste Management, Inc.
7.125%, 12/15/17	179,000	219,408
7.375%, 03/11/19	100,000	126,748
2.900%, 09/15/22	354,000	350,987
7.375%, 05/15/29	225,000	292,323

		1,264,964

Food—0.5%
ConAgra Foods, Inc.
2.100%, 03/15/18	21,000	21,387
7.000%, 04/15/19	200,000	250,620
3.200%, 01/25/23	200,000	199,760
7.125%, 10/01/26	40,000	51,174
6.625%, 08/15/39 (144A)	125,000	156,602
General Mills, Inc.
3.150%, 12/15/21	244,000	256,317

MIST-117

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Kellogg Co.
4.000%, 12/15/20	100,000	$111,527
7.450%, 04/01/31	150,000	203,844
Kraft Foods Group, Inc.
6.125%, 08/23/18	500,000	608,853
6.875%, 01/26/39	300,000	396,681
Kroger Co. (The)
6.400%, 08/15/17	100,000	119,557
7.700%, 06/01/29	110,000	145,201
Mondelez International, Inc.
6.500%, 08/11/17	250,000	302,155
6.500%, 11/01/31	465,000	580,895

		3,404,573

Gas—0.2%
AGL Capital Corp.
6.375%, 07/15/16	150,000	175,290
6.000%, 10/01/34	250,000	311,049
Atmos Energy Corp.
6.350%, 06/15/17	155,000	185,765
8.500%, 03/15/19	350,000	472,803
Sempra Energy
1.040%, 03/15/14 (b)	100,000	100,540
6.500%, 06/01/16	350,000	408,208

		1,653,655

Healthcare-Products—0.2%
Baxter International, Inc.
4.500%, 08/15/19	125,000	144,562
2.400%, 08/15/22	112,000	109,835
Covidien International Finance S.A. 6.000%, 10/15/17	200,000	240,176
CR Bard, Inc. 1.375%, 01/15/18	250,000	249,938
DENTSPLY International, Inc. 1.790%, 08/15/13 (b)	40,000	40,167
Hospira, Inc.
6.400%, 05/15/15	635,000	699,279
6.050%, 03/30/17	150,000	170,844
Medtronic, Inc. 4.500%, 03/15/14	150,000	155,649

		1,810,450

Healthcare-Services—0.4%
Aetna, Inc. 3.950%, 09/01/20	416,000	456,156
Kaiser Foundation Hospitals 3.500%, 04/01/22	375,000	394,402
Quest Diagnostics, Inc.
1.134%, 03/24/14 (b)	180,000	180,931
3.200%, 04/01/16	50,000	52,556
6.400%, 07/01/17	150,000	175,523
6.950%, 07/01/37	25,000	30,221

Healthcare-Services—(Continued)
UnitedHealth Group, Inc.
5.375%, 03/15/16	77,000	$86,819
4.700%, 02/15/21	100,000	114,973
2.750%, 02/15/23	46,000	45,473
2.875%, 03/15/23	300,000	300,276
5.800%, 03/15/36	225,000	268,211
WellPoint, Inc.
7.000%, 02/15/19	350,000	438,255
3.125%, 05/15/22	100,000	100,877
3.300%, 01/15/23	35,000	35,541
5.950%, 12/15/34	270,000	319,889

		3,000,103

Holding Companies-Diversified—0.0%
Hutchison Whampoa International 12 II, Ltd. 2.000%, 11/08/17 (144A)	200,000	202,123

Household Products—0.1%
Procter & Gamble Co. (The)
8.000%, 10/26/29	160,000	231,913
5.500%, 02/01/34	117,000	148,080

		379,993

Household Products/Wares—0.0%
Kimberly-Clark Corp.
6.125%, 08/01/17	98,000	118,617
3.625%, 08/01/20	45,000	49,368

		167,985

Insurance—0.9%
ACE INA Holdings, Inc.
5.875%, 06/15/14	15,000	15,944
2.600%, 11/23/15	50,000	52,451
5.700%, 02/15/17	77,000	89,957
5.800%, 03/15/18	336,000	407,897
5.900%, 06/15/19	81,000	100,667
2.700%, 03/13/23	200,000	199,410
Aflac, Inc.
3.450%, 08/15/15	300,000	318,956
8.500%, 05/15/19	150,000	202,980
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	750,000	1,004,033
Allstate Corp. (The)
7.450%, 05/16/19	150,000	197,469
6.125%, 12/15/32	209,000	258,525
Aon Corp.
3.500%, 09/30/15	155,000	164,036
3.125%, 05/27/16	100,000	105,681
Berkshire Hathaway Finance Corp. 3.000%, 05/15/22	400,000	408,527
Berkshire Hathaway, Inc. 1.900%, 01/31/17	200,000	206,509
CNA Financial Corp.
7.350%, 11/15/19	50,000	63,375
7.250%, 11/15/23	153,000	195,143

MIST-118

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Liberty Mutual Group, Inc. 4.950%, 05/01/22 (144A)	200,000	$219,704
Lincoln National Corp. 6.250%, 02/15/20	375,000	454,408
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	120,000	186,102
Nationwide Mutual Insurance Co.
8.250%, 12/01/31 (144A)	135,000	177,392
7.875%, 04/01/33 (144A)	100,000	128,157
9.375%, 08/15/39 (144A)	138,000	202,210
New York Life Global Funding 2.450%, 07/14/16 (144A)	150,000	157,503
New York Life Insurance Co. 5.875%, 05/15/33 (144A)	100,000	121,745
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	200,000	292,156
Principal Financial Group, Inc. 6.050%, 10/15/36	100,000	123,948
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	525,000	724,213
Travelers Cos., Inc. (The) 3.900%, 11/01/20	25,000	28,111
Travelers Property Casualty Corp. 6.375%, 03/15/33	100,000	130,469

		6,937,678

Internet—0.1%
eBay, Inc.
3.250%, 10/15/20	408,000	437,714
2.600%, 07/15/22	37,000	37,048

		474,762

Iron/Steel—0.1%
Nucor Corp.
5.750%, 12/01/17	550,000	656,208

IT Services—0.4%
Hewlett-Packard Co.
3.000%, 09/15/16	200,000	207,183
3.750%, 12/01/20	150,000	149,165
4.300%, 06/01/21	250,000	254,225
HP Enterprise Services LLC
7.450%, 10/15/29	300,000	351,292
International Business Machines Corp.
5.700%, 09/14/17	300,000	359,299
6.220%, 08/01/27	1,000,000	1,340,183

		2,661,347

Machinery-Construction & Mining—0.2%
Caterpillar, Inc.
1.500%, 06/26/17	69,000	70,109
2.600%, 06/26/22	31,000	31,288
7.300%, 05/01/31	384,000	548,762
5.300%, 09/15/35	400,000	472,932

		1,123,091

Machinery-Diversified—0.0%
Deere & Co.
8.100%, 05/15/30	61,000	$93,225

Media—1.1%
CBS Corp.
8.875%, 05/15/19	42,000	56,166
7.875%, 09/01/23	100,000	131,385
7.875%, 07/30/30	175,000	231,983
Comcast Corp.
5.875%, 02/15/18	100,000	120,771
4.250%, 01/15/33	303,000	306,023
7.050%, 03/15/33	187,000	247,717
6.500%, 11/15/35	185,000	236,383
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.500%, 03/01/16	200,000	212,534
1.750%, 01/15/18	141,000	139,525
5.875%, 10/01/19	200,000	237,201
5.200%, 03/15/20	100,000	114,490
4.600%, 02/15/21	100,000	109,055
Discovery Communications LLC
5.050%, 06/01/20	375,000	433,764
Grupo Televisa S.A.B.
8.500%, 03/11/32	100,000	141,822
Historic TW, Inc.
6.875%, 06/15/18	100,000	124,912
NBCUniversal Media LLC
2.875%, 01/15/23	450,000	446,987
News America, Inc.
7.250%, 05/18/18	265,000	335,248
7.300%, 04/30/28	218,000	276,423
7.625%, 11/30/28	100,000	131,312
TCI Communications, Inc.
7.875%, 02/15/26	496,000	687,561
Thomson Reuters Corp.
5.700%, 10/01/14	100,000	107,232
3.950%, 09/30/21	500,000	540,281
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23	265,000	362,964
8.375%, 07/15/33	250,000	346,566
Time Warner, Inc.
4.750%, 03/29/21	500,000	566,911
7.625%, 04/15/31	350,000	474,864
Viacom, Inc.
6.125%, 10/05/17	200,000	236,893
3.250%, 03/15/23	44,000	44,283
6.875%, 04/30/36	250,000	309,580
Walt Disney Co. (The)
3.750%, 06/01/21	673,000	743,426

		8,454,262

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.
2.500%, 01/15/23	300,000	297,055

MIST-119

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.4%
Barrick Gold Corp.
3.850%, 04/01/22	100,000	$102,417
Barrick Gold Finance Co.
4.875%, 11/15/14	250,000	265,740
BHP Billiton Finance USA, Ltd.
2.875%, 02/24/22	400,000	409,509
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 03/15/18 (144A)	73,000	73,390
3.100%, 03/15/20 (144A)	482,000	484,361
Rio Tinto Finance USA plc
2.000%, 03/22/17	500,000	511,587
2.875%, 08/21/22	200,000	196,132
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28	280,000	381,876
Teck Resources, Ltd.
6.250%, 07/15/41	400,000	424,542

		2,849,554

Miscellaneous Manufacturing—0.4%
Cooper US, Inc.
5.450%, 04/01/15	250,000	272,325
Eaton Corp.
0.610%, 06/16/14 (b)	330,000	330,232
1.500%, 11/02/17 (144A)	68,000	68,270
General Electric Co.
2.700%, 10/09/22	148,000	148,321
Illinois Tool Works, Inc.
6.250%, 04/01/19	172,000	215,197
3.900%, 09/01/42	200,000	193,694
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 08/15/18	272,000	328,671
Parker Hannifin Corp.
6.550%, 07/15/18	500,000	621,166
Siemens Financieringsmaatschappij N.V. 5.750%, 10/17/16 (144A)	230,000	266,185
Tyco International Finance S.A. 8.500%, 01/15/19	142,000	183,348

		2,627,409

Office/Business Equipment—0.0%
Xerox Corp. 1.110%, 05/16/14 (b)	135,000	134,808
6.750%, 02/01/17	100,000	115,497

		250,305

Oil & Gas—1.6%
Anadarko Petroleum Corp. 6.375%, 09/15/17	200,000	238,959
Apache Corp. 3.625%, 02/01/21	750,000	810,517
2.625%, 01/15/23	115,000	112,087
6.000%, 01/15/37	150,000	180,776
BP Capital Markets plc 0.881%, 03/11/14 (b)	72,000	72,408

Oil & Gas—(Continued)
BP Capital Markets plc 1.375%, 11/06/17	40,000	$40,098
4.750%, 03/10/19	425,000	492,945
4.500%, 10/01/20	600,000	686,662
Burlington Resources Finance Co. 7.400%, 12/01/31	150,000	210,322
Canadian Natural Resources, Ltd. 7.200%, 01/15/32	200,000	261,760
Cenovus Energy, Inc. 5.700%, 10/15/19	325,000	392,988
3.000%, 08/15/22	50,000	50,145
Chevron Corp. 1.104%, 12/05/17	149,000	149,293
ConocoPhillips Holding Co. 6.950%, 04/15/29	225,000	304,770
Devon Energy Corp. 2.400%, 07/15/16	500,000	518,635
7.950%, 04/15/32	235,000	323,597
EOG Resources, Inc. 5.875%, 09/15/17	50,000	60,027
6.875%, 10/01/18	120,000	152,588
2.625%, 03/15/23	73,000	72,248
Hess Corp. 7.875%, 10/01/29	175,000	226,306
Kerr-McGee Corp. 7.875%, 09/15/31	425,000	558,513
Marathon Oil Corp. 6.000%, 10/01/17	400,000	475,458
6.800%, 03/15/32	30,000	37,606
Nabors Industries, Inc. 9.250%, 01/15/19	100,000	128,769
Nexen, Inc. 5.875%, 03/10/35	270,000	327,169
Occidental Petroleum Corp. 8.450%, 02/15/29	135,000	186,044
Petro-Canada 5.350%, 07/15/33	165,000	183,399
Petrobras International Finance Co. - Pifco 6.750%, 01/27/41	330,000	374,647
Phillips 66 1.950%, 03/05/15	150,000	153,367
Shell International Finance B.V. 5.200%, 03/22/17	500,000	581,129
2.375%, 08/21/22	440,000	437,463
3.625%, 08/21/42	25,000	24,294
Statoil ASA 1.200%, 01/17/18	25,000	25,116
7.250%, 09/23/27	205,000	290,722
5.100%, 08/17/40	100,000	118,101
Suncor Energy, Inc. 6.100%, 06/01/18	600,000	726,598
7.150%, 02/01/32	100,000	131,804
5.950%, 12/01/34	100,000	119,848
Talisman Energy, Inc. 7.750%, 06/01/19	100,000	126,920
5.850%, 02/01/37	100,000	108,597

MIST-120

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Tosco Corp. 8.125%, 02/15/30	526,000	$771,633
Total Capital Canada, Ltd. 0.683%, 01/17/14 (b)	26,000	26,086
2.750%, 07/15/23	179,000	179,891
Total Capital International S.A. 1.550%, 06/28/17	38,000	38,658
2.700%, 01/25/23	200,000	201,476
Total Capital S.A. 4.450%, 06/24/20	190,000	220,415
Transocean, Inc. 7.375%, 04/15/18	75,000	89,719
6.500%, 11/15/20	75,000	86,808
3.800%, 10/15/22	33,000	32,573
7.500%, 04/15/31	55,000	66,238

		12,186,192

Oil & Gas Services—0.2%
Baker Hughes, Inc. 6.875%, 01/15/29	153,000	206,151
Cameron International Corp. 1.217%, 06/02/14 (b)	155,000	155,919
6.375%, 07/15/18	80,000	96,216
Halliburton Co. 6.700%, 09/15/38	100,000	136,046
National Oilwell Varco, Inc. 1.350%, 12/01/17	29,000	29,157
2.600%, 12/01/22	200,000	199,081
Schlumberger Investment S.A. 1.250%, 08/01/17 (144A)	143,000	142,819
Weatherford International, Inc. 6.800%, 06/15/37	100,000	110,886
Weatherford International, Ltd. 5.125%, 09/15/20	100,000	108,027
6.750%, 09/15/40	100,000	110,534

		1,294,836

Pharmaceuticals—1.1%
Abbott Laboratories 5.125%, 04/01/19	158,000	188,617
AbbVie, Inc. 1.750%, 11/06/17 (144A)	649,000	657,616
2.900%, 11/06/22 (144A)	500,000	501,493
Allergan, Inc. 5.750%, 04/01/16	80,000	91,645
AstraZeneca plc 6.450%, 09/15/37	110,000	142,874
Cardinal Health, Inc. 4.000%, 06/15/15	200,000	213,333
Express Scripts Holding Co. 3.125%, 05/15/16	95,000	100,430
7.250%, 06/15/19	135,000	172,414
GlaxoSmithKline Capital plc 2.850%, 05/08/22	500,000	511,122
GlaxoSmithKline Capital, Inc. 2.800%, 03/18/23	143,000	144,191
5.375%, 04/15/34	300,000	353,324

Pharmaceuticals—(Continued)
Johnson & Johnson 6.950%, 09/01/29	700,000	$977,416
McKesson Corp. 0.950%, 12/04/15	34,000	34,116
Mead Johnson Nutrition Co. 4.900%, 11/01/19	135,000	153,659
Medco Health Solutions, Inc. 4.125%, 09/15/20	300,000	327,317
Merck & Co., Inc. 2.400%, 09/15/22	62,000	61,667
6.300%, 01/01/26	112,000	149,714
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	387,429
Novartis Capital Corp. 2.400%, 09/21/22	300,000	298,889
Novartis Securities Investment, Ltd. 5.125%, 02/10/19	200,000	239,112
Sanofi 2.625%, 03/29/16	419,000	441,425
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/21	465,000	495,770
Teva Pharmaceutical Finance III B.V. 0.782%, 03/21/14 (b)	95,000	95,368
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	98,000	98,648
Watson Pharmaceuticals, Inc. 1.875%, 10/01/17	300,000	303,825
Wyeth LLC 5.500%, 02/15/16	100,000	113,663
6.500%, 02/01/34	806,000	1,084,061
Zoetis, Inc. 1.875%, 02/01/18 (144A)	52,000	52,396
4.700%, 02/01/43 (144A)	43,000	44,071

		8,435,605

Pipelines—0.3%
CenterPoint Energy Resources Corp. 5.950%, 01/15/14	100,000	104,113
Spectra Energy Capital LLC
6.750%, 07/15/18	185,000	218,058
3.300%, 03/15/23	237,000	238,291
7.500%, 09/15/38	85,000	114,118
Texas Eastern Transmission LP
2.800%, 10/15/22 (144A)	46,000	46,061
TransCanada PipeLines, Ltd.
0.750%, 01/15/16	500,000	499,738
7.125%, 01/15/19	142,000	180,929
2.500%, 08/01/22	75,000	73,259
5.850%, 03/15/36	176,000	213,935
7.250%, 08/15/38	300,000	417,427

		2,105,929

Real Estate—0.0%
WCI Finance LLC/WEA Finance LLC
5.700%, 10/01/16 (144A)	175,000	200,259

MIST-121

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.5%
Boston Properties LP
5.625%, 11/15/20	300,000	$356,311
CommonWealth REIT
5.875%, 09/15/20	225,000	246,869
Duke Realty LP
7.375%, 02/15/15	175,000	193,951
8.250%, 08/15/19	145,000	188,032
ERP Operating LP
5.750%, 06/15/17	600,000	701,812
4.750%, 07/15/20	190,000	215,137
4.625%, 12/15/21	100,000	112,335
HCP, Inc.
5.625%, 05/01/17	345,000	396,654
3.750%, 02/01/19	100,000	107,931
5.375%, 02/01/21	100,000	116,349
ProLogis LP
6.625%, 05/15/18	250,000	300,965
Simon Property Group L.P.
10.350%, 04/01/19	340,000	491,258
5.650%, 02/01/20	250,000	302,034

		3,729,638

Retail—0.5%
CVS Pass-Through Trust
5.880%, 01/10/28	44,131	51,282
Gap, Inc. (The)
5.950%, 04/12/21	212,000	242,735
Home Depot, Inc. (The)
5.875%, 12/16/36	100,000	124,723
5.400%, 09/15/40	200,000	237,599
Kohl’s Corp.
6.000%, 01/15/33	84,000	87,928
Lowe’s Cos., Inc.
6.500%, 03/15/29	125,000	155,266
5.800%, 10/15/36	150,000	180,215
Macy’s Retail Holdings, Inc.
7.000%, 02/15/28	150,000	187,077
6.700%, 09/15/28	135,000	155,010
6.900%, 04/01/29	113,000	136,240
McDonald’s Corp.
4.875%, 07/15/40	340,000	391,901
Nordstrom, Inc.
6.950%, 03/15/28	60,000	79,097
Target Corp.
6.750%, 01/01/28	66,000	86,638
6.650%, 08/01/28	182,000	238,234
6.350%, 11/01/32	125,000	163,502
Wal-Mart Stores, Inc.
4.125%, 02/01/19	250,000	285,286
3.250%, 10/25/20	800,000	866,684
6.750%, 10/15/23	111,000	150,950
5.875%, 04/05/27	90,000	118,635
Walgreen Co.
3.100%, 09/15/22	94,000	93,207

		4,032,209

Semiconductors—0.2%
Intel Corp.
1.350%, 12/15/17	88,000	$88,400
3.300%, 10/01/21	740,000	777,868
National Semiconductor Corp.
6.600%, 06/15/17	170,000	206,474
Texas Instruments, Inc.
1.650%, 08/03/19	110,000	109,999

		1,182,741

Software—0.2%
Intuit, Inc.
5.750%, 03/15/17	431,000	494,030
Microsoft Corp.
0.875%, 11/15/17	65,000	64,839
5.200%, 06/01/39	500,000	599,033
Oracle Corp.
1.200%, 10/15/17	164,000	164,361
5.000%, 07/08/19	200,000	238,006
2.500%, 10/15/22	179,000	176,097
6.125%, 07/08/39	70,000	90,577

		1,826,943

Telecommunications—1.5%
America Movil S.A.B. de C.V.
5.625%, 11/15/17	125,000	146,524
5.000%, 10/16/19	100,000	113,907
6.375%, 03/01/35	600,000	721,332
AT&T, Inc.
0.677%, 02/12/16 (b)	750,000	753,629
1.400%, 12/01/17	300,000	298,250
4.300%, 12/15/42 (144A)	308,000	288,132
BellSouth Capital Funding Corp.
7.875%, 02/15/30	550,000	709,839
BellSouth Corp.
6.000%, 11/15/34	200,000	223,257
BellSouth Telecommunications, Inc.
6.375%, 06/01/28	450,000	545,639
7.000%, 12/01/95	100,000	117,791
British Telecommunications plc
2.000%, 06/22/15	500,000	511,823
5.950%, 01/15/18	100,000	119,337
9.625%, 12/15/30	75,000	116,551
Cisco Systems, Inc.
5.900%, 02/15/39	500,000	628,220
Deutsche Telekom International Finance B.V.
5.750%, 03/23/16	100,000	112,998
8.750%, 06/15/30	100,000	141,964
France Telecom S.A.
2.750%, 09/14/16	500,000	522,999
8.500%, 03/01/31	165,000	232,674
GTE Corp.
6.840%, 04/15/18	283,000	350,109
Nippon Telegraph & Telephone Corp.
1.400%, 07/18/17	500,000	503,358

MIST-122

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Qwest Corp.
6.750%, 12/01/21	350,000	$403,663
6.875%, 09/15/33	100,000	99,898
Rogers Communications, Inc.
6.800%, 08/15/18	100,000	125,933
8.750%, 05/01/32	100,000	148,093
Telefonica Emisiones S.A. Unipersonal
6.421%, 06/20/16	450,000	500,206
Verizon Communications, Inc.
0.894%, 03/28/14 (b)	64,000	64,361
5.500%, 02/15/18	100,000	117,675
5.850%, 09/15/35	650,000	748,528
Verizon Global Funding Corp.
7.750%, 06/15/32	341,000	471,288
Verizon Pennsylvania, Inc.
6.000%, 12/01/28	125,000	140,871
Vodafone Group plc
5.000%, 09/15/15	150,000	164,980
1.500%, 02/19/18	30,000	29,958
2.500%, 09/26/22	225,000	217,331
2.950%, 02/19/23	550,000	549,334

		10,940,452

Transportation—0.6%
Burlington Northern Santa Fe LLC
5.750%, 03/15/18	100,000	120,308
3.450%, 09/15/21	510,000	542,455
3.050%, 09/01/22	120,000	122,859
7.950%, 08/15/30	100,000	138,943
Canadian National Railway Co.
5.850%, 11/15/17	190,000	228,801
6.800%, 07/15/18	120,000	150,299
Canadian Pacific Railway Co.
7.250%, 05/15/19	400,000	509,739
CSX Corp.
5.600%, 05/01/17	150,000	174,690
7.900%, 05/01/17	62,000	76,998
4.100%, 03/15/44	41,000	38,897
Norfolk Southern Corp.
5.750%, 04/01/18	500,000	599,753
5.590%, 05/17/25	100,000	122,341
Ryder System, Inc.
7.200%, 09/01/15	100,000	113,648
2.500%, 03/01/17	125,000	128,879
Union Pacific Corp.
5.750%, 11/15/17	150,000	179,218
7.125%, 02/01/28	150,000	200,349
6.250%, 05/01/34	485,000	614,814
United Parcel Service of America, Inc.
8.375%, 04/01/20	75,000	104,141
8.375%, 04/01/30 (c)	100,000	147,252
United Parcel Service, Inc.
1.125%, 10/01/17	32,000	32,246
2.450%, 10/01/22	14,000	13,948

		4,360,578

Trucking & Leasing—0.0%
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.125%, 05/11/15 (144A)	110,000	$113,874
2.875%, 07/17/18 (144A)	93,000	94,947

		208,821

Water—0.1%
American Water Capital Corp.
6.085%, 10/15/17	450,000	537,912

Total Corporate Bonds & Notes (Cost $167,848,763)		168,597,736

Convertible Bonds—18.3%

Advertising—0.0%
Omnicom Group, Inc. Zero Coupon, 07/01/38	50,000	59,312
Publicis Groupe S.A.
1.000%, 01/18/18 (EUR)	280,000	202,698

		262,010

Apparel—0.4%
Adidas AG
0.250%, 06/14/19 (EUR)	1,800,000	2,753,339

Auto Manufacturers—0.1%
Volkswagen International Finance N.V.
5.500%, 11/09/15 (144A) (EUR)	800,000	1,050,902

Beverages—0.3%
Asahi Group Holdings, Ltd.
Zero Coupon, 05/26/23 (JPY)	106,000,000	1,239,773
Zero Coupon, 05/26/28 (JPY)	50,000,000	614,145
Molson Coors Brewing Co.
2.500%, 07/30/13	130,000	134,306

		1,988,224

Biotechnology—0.1%
Gilead Sciences, Inc.
1.000%, 05/01/14	2,000	4,341
Illumina, Inc.
0.250%, 03/15/16 (144A)	660,000	636,900

		641,241

Commercial Banks—0.4%
Bank of Kyoto, Ltd. (The)
Zero Coupon, 03/31/14 (JPY)	100,000,000	1,118,252
BNP Paribas S.A.
0.250%, 09/21/15 (EUR)	1,600,000	2,096,903

		3,215,155

MIST-123

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—0.7%
China Overseas Finance Investment Cayman, Ltd.
Zero Coupon, 05/14/14	400,000	$579,600
Hong Kong Exchanges and Clearing, Ltd.
0.500%, 10/23/17	2,800,000	3,042,900
ORIX Corp. Series 3
1.000%, 03/31/14 (JPY)	38,000,000	707,442
Zeus Cayman II
Zero Coupon, 08/18/16 (JPY)	60,000,000	769,639

		5,099,581

Food—0.3%
Nippon Meat Packers, Inc. Series 5
Zero Coupon, 03/03/14 (JPY)	173,000,000	2,247,612

Healthcare-Products—0.2%
Qiagen Euro Finance S.A.
3.250%, 05/16/26	1,300,000	1,618,500

Healthcare-Services—0.4%
WellPoint, Inc.
2.750%, 10/15/42 (144A)	2,783,000	3,054,343

Holding Companies-Diversified—1.9%
GBL Verwaltung S.A.
1.250%, 02/07/17 (EUR)	1,700,000	2,177,425
Groupe Bruxelles Lambert S.A.
0.125%, 09/21/15 (EUR)	1,800,000	2,431,466
Industrivarden AB
2.500%, 02/27/15 (EUR)	850,000	1,390,295
1.875%, 02/27/17 (EUR)	1,600,000	2,231,446
Sofina S.A.
1.000%, 09/19/16	1,000,000	968,590
Solidium OY
0.500%, 09/29/15 (EUR)	2,500,000	3,268,078
Wharf Finance 2014, Ltd.
2.300%, 06/07/14 (HKD)	14,000,000	1,849,972

		14,317,272

Home Builders—0.3%
Sekisui House, Ltd.
Zero Coupon, 07/05/16 (JPY)	130,000,000	1,853,123

Household Products—0.1%
Unicharm Corp.
Zero Coupon, 09/24/15 (JPY)	50,000,000	750,186

Internet—0.5%
priceline.com, Inc.
1.000%, 03/15/18	2,761,000	3,056,082
Symantec Corp.
1.000%, 06/15/13	325,000	419,656

		3,475,738

Investment Company Security—2.2%
Ares Capital Corp.
5.750%, 02/01/16	1,012,000	$1,101,815
4.875%, 03/15/17	1,850,000	1,958,688
4.750%, 01/15/18 (144A)	2,972,000	3,089,022
Billion Express Investments, Ltd.
0.750%, 10/18/15	2,600,000	2,665,000
Prospect Capital Corp.
5.375%, 10/15/17 (144A)	2,735,000	2,873,459
5.750%, 03/15/18 (144A)	377,000	392,787
5.875%, 01/15/19 (144A)	854,000	891,896
Temasek Financial III Pte, Ltd.
Zero Coupon, 10/24/14 (SGD)	4,000,000	3,434,837

		16,407,504

Iron/Steel—0.2%
Salzgitter Finance B.V.
2.000%, 11/08/17 (EUR)	1,050,000	1,568,697

IT Services—0.2%
Cap Gemini S.A.
3.500%, 01/01/14 (EUR)	1,092,500	532,360
NetApp, Inc.
1.750%, 06/01/13	780,000	852,637

		1,384,997

Mining—1.1%
Glencore Finance Europe S.A.
5.000%, 12/31/14	2,200,000	2,597,100
Goldcorp, Inc.
2.000%, 08/01/14	720,000	752,850
Newmont Mining Corp.
1.250%, 07/15/14	700,000	786,187
Royal Gold, Inc.
2.875%, 06/15/19	3,810,000	4,038,600

		8,174,737

Miscellaneous Manufacturing—0.5%
Siemens Financieringsmaatschappij N.V.
1.050%, 08/16/17	3,750,000	3,864,750

Oil & Gas Services—0.7%
Subsea 7 S.A.
1.000%, 10/05/17	2,600,000	2,659,670
Technip S.A.
0.250%, 01/01/17 (EUR)	2,011,644	2,753,448

		5,413,118

Pharmaceuticals—0.4%
Sawai Pharmaceutical Co., Ltd.
Zero Coupon, 09/17/15 (JPY)	164,000,000	2,164,657
Teva Pharmaceutical Finance Co. LLC
0.250%, 02/01/26	503,000	525,321

		2,689,978

MIST-124

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.9%
British Land Co. Jersey, Ltd.
1.500%, 09/10/17 (GBP)	2,200,000	$3,402,960
CapitaLand, Ltd.
2.875%, 09/03/16 (SGD)	3,000,000	2,554,118
Swiss Prime Site AG
1.875%, 01/20/15 (CHF)	580,000	655,883

		6,612,961

Real Estate Investment Trusts—2.5%
BioMed Realty L.P.
3.750%, 01/15/30 (144A)	1,985,000	2,508,544
Boston Properties L.P.
3.625%, 02/15/14 (144A)	2,897,000	3,003,827
3.750%, 05/15/36	430,000	444,244
CapitaCommercial Trust
2.500%, 09/12/17 (SGD)	1,250,000	1,104,275
Capital Shopping Centres Jersey, Ltd.
2.500%, 10/04/18 (GBP)	1,400,000	2,236,782
Commonwealth Property Office Fund
5.250%, 12/11/16 (AUD)	1,000,000	1,168,951
Derwent London Capital Jersey, Ltd.
2.750%, 07/15/16 (GBP)	600,000	1,035,201
Gecina S.A.
2.125%, 01/01/16 (EUR)	415,327	662,556
ProLogis L.P.
3.250%, 03/15/15	1,329,000	1,537,487
Ruby Assets Pte, Ltd.
1.600%, 02/01/17 (SGD)	2,000,000	1,927,682
Unibail-Rodamco SE
0.750%, 01/01/18 (EUR)	903,000	2,694,074

		18,323,623

Retail—0.5%
Aeon Co., Ltd.
0.300%, 11/22/13 (JPY)	208,000,000	2,923,567
Takashimaya Co., Ltd.
Zero Coupon, 11/14/14 (JPY)	57,000,000	753,864

		3,677,431

Semiconductors—1.6%
Intel Corp.
2.950%, 12/15/35	2,900,000	3,084,875
3.250%, 08/01/39	280,000	337,576
Lam Research Corp.
0.500%, 05/15/16	3,709,000	3,787,816
1.250%, 05/15/18	879,000	942,178
Linear Technology Corp.
3.000%, 05/01/27	1,630,000	1,746,138
Novellus Systems, Inc.
2.625%, 05/15/41	462,000	630,919
Xilinx, Inc.
3.125%, 03/15/37	1,188,000	1,598,603

		12,128,105

Software—0.3%
Electronic Arts, Inc.
0.750%, 07/15/16	710,000	$691,362
Salesforce.com, Inc.
0.250%, 04/01/18 (144A)	1,360,000	1,356,629

		2,047,991

Telecommunications—0.6%
KDDI Corp.
Zero Coupon, 12/14/15 (JPY)	210,000,000	3,025,575
SK Telecom Co., Ltd.
1.750%, 04/07/14	1,400,000	1,680,000

		4,705,575

Transportation—0.8%
Deutsche Post AG
0.600%, 12/06/19 (EUR)	2,000,000	2,894,163
Fukuyama Transporting Co., Ltd.
Zero Coupon, 03/22/17 (JPY)	160,000,000	1,995,007
Yamato Holdings Co., Ltd.
Zero Coupon, 03/07/16 (JPY)	70,000,000	845,860

		5,735,030

Water—0.1%
Pennon Group plc
4.625%, 08/20/14 (GBP)	300,000	529,224

Total Convertible Bonds (Cost $133,470,512)		135,590,947

Convertible Preferred Stocks—1.7%

Aerospace & Defense—0.1%
United Technologies Corp.
7.500%, 08/01/15	8,900	532,665

Commercial Banks—0.5%
Wells Fargo & Co. Series L
7.500%, 12/31/49	2,955	3,808,256

Electric Utilities—0.9%
NextEra Energy, Inc.
5.599%, 06/01/15	30,000	1,642,365
5.889%, 09/01/15	38,790	2,115,995
PPL Corp.
8.750%, 05/01/14	56,450	3,147,087

		6,905,447

Real Estate Investment Trusts—0.2%
Health Care REIT, Inc.
6.500%, 12/31/49	22,100	1,372,631

Total Convertible Preferred Stocks (Cost $12,315,903)		12,618,999

MIST-125

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—1.1%

Security Description	Shares/Principal Amount*	Value

U.S. Treasury—1.1%
U.S. Treasury Notes
0.250%, 01/31/14 (d) (Cost $8,446,035)	8,440,000	$8,448,246

Preferred Stocks—0.3%

Auto Manufacturers—0.2%
Volkswagen AG	5,921	1,176,982

Household Products—0.1%
Henkel AG & Co. KGaA	7,773	748,404

Total Preferred Stocks (Cost $1,970,632)		1,925,386

Foreign Government—0.3%

Provincial—0.3%
Province of British Columbia
6.500%, 01/15/26	260,000	361,779
Province of Ontario
2.450%, 06/29/22	150,000	150,694
Province of Quebec Canada
7.500%, 07/15/23	500,000	705,566
6.350%, 01/30/26	500,000	678,740

Total Foreign Government (Cost $1,898,003)		1,896,779

Municipals—0.2%
American Municipal Power, Inc.
7.499%, 02/15/50	100,000	135,811
Los Angeles, Department of Airports, Build America Bonds
6.582%, 05/15/39	65,000	83,902
Los Angeles, California Unified School District, Build America Bonds
5.750%, 07/01/34	100,000	122,455
6.758%, 07/01/34	75,000	101,423
Port Authority of New York & New Jersey
4.458%, 10/01/62	160,000	159,937
State of California
7.300%, 10/01/39	260,000	360,901
5.770%, 05/15/43	140,000	172,371
State of Massachusetts
5.456%, 12/01/39	150,000	185,256

Total Municipals (Cost $1,302,841)		1,322,056

Short-Term Investment—22.8%
Security Description	Principal Amount*	Value

Repurchase Agreement—22.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $169,135,188 on 04/01/13, collateralized by $162,625,000 U.S. Treasury Note at 2.125% due 05/31/15 with a value of $170,146,406, by $1,810,000 U.S. Treasury Bond at 4.625% due 02/15/40 with a value of $2,376,187.	169,135,000	$169,135,000

Total Short-Term Investment (Cost $169,135,000)		169,135,000

Total Investments—97.0% (Cost $699,728,055) (e)		718,275,646
Other assets and liabilities (net)—3.0%		22,162,468

Net Assets—100.0%		$740,438,114

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $8,313,114.
(e)	As of March 28, 2013, the aggregate cost of investments was $699,728,055. The aggregate unrealized appreciation and depreciation of investments were $24,124,955 and $(5,577,364), respectively, resulting in net unrealized appreciation of $18,547,591.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $30,548,310, which is 4.1% of net assets.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SGD)—	Singapore Dollar

The Portfolio invests in commodity-related instruments through its investment in the JPMorgan Global Active Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

MIST-126

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
4,623,465	AUD	06/28/13	Toronto-Dominion Bank	$4,787,094	$(4,321)
352,116	CHF	04/03/13	Citibank N.A.	369,869	1,052
703,229	EUR	04/24/13	Credit Suisse International	910,020	(8,462)
127,782	GBP	06/28/13	Goldman Sachs & Co.	193,385	687
2,819,322	HKD	06/28/13	Goldman Sachs & Co.	363,356	(12)
23,084,000	JPY	04/01/13	UBS AG	244,878	344
173,903,680	JPY	04/24/13	Citibank N.A.	1,811,742	35,908
27,847,000	JPY	04/24/13	Credit Suisse International	298,069	(2,207)
15,643,550	JPY	06/28/13	Credit Suisse International	164,083	2,201
22,674,997	JPY	06/28/13	HSBC Bank plc	238,899	2,126
93,135,399	JPY	06/28/13	Toronto-Dominion Bank	984,533	5,453
3,611,126	NOK	06/28/13	Goldman Sachs & Co.	617,604	(1,409)
1,555,600	SGD	06/28/13	Goldman Sachs & Co.	1,245,277	9,157

Net Unrealized Appreciation					$40,517

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
1,039,985	AUD	04/24/13	Westpac Banking Corp.	$1,085,684	$4,601
749,282	CAD	06/28/13	Credit Suisse International	729,642	(6,508)
1,893,122	CHF	04/24/13	Credit Suisse International	2,001,313	6,569
545,000	CHF	04/24/13	Toronto-Dominion Bank	589,060	14,804
350,593	CHF	06/28/13	State Street Bank and Trust	370,790	1,062
340,740	EUR	04/24/13	Goldman Sachs & Co.	442,370	5,533
445,451	EUR	04/24/13	HSBC Bank plc	592,690	21,610
309,891	EUR	04/24/13	HSBC Bank plc	419,913	22,625
600,722	EUR	04/24/13	Morgan Stanley & Co., Inc.	814,566	44,425
3,635,091	EUR	04/24/13	Societe Generale	4,673,255	12,974
1,447,160	EUR	04/24/13	State Street Bank and Trust	1,887,530	32,234
15,869,123	EUR	04/24/13	Toronto-Dominion Bank	21,324,133	979,509
1,103,562	EUR	04/24/13	Westpac Banking Corp.	1,436,497	21,702
1,709,320	EUR	06/28/13	Credit Suisse International	2,216,650	24,189
143,443	EUR	06/28/13	Credit Suisse International	184,513	525
3,934,984	GBP	04/24/13	Citibank N.A.	6,202,431	224,110
198,738	GBP	04/24/13	HSBC Bank plc	301,009	(928)
422,599	GBP	04/24/13	State Street Bank and Trust	669,879	27,835
163,229	GBP	06/28/13	Citibank N.A.	247,073	(836)
1,890,691	GBP	06/28/13	Credit Suisse International	2,872,307	771
4,154,822	HKD	04/24/13	HSBC Bank plc	535,817	517
2,082,667	HKD	04/24/13	HSBC Bank plc	268,695	368
4,151,067	HKD	04/24/13	Morgan Stanley & Co., Inc.	535,333	517
2,064,134	HKD	04/24/13	State Street Bank and Trust	266,110	171
1,900,000	HKD	04/24/13	Westpac Banking Corp.	244,981	188
1,494,013,177	JPY	04/24/13	Citibank N.A.	16,468,653	595,420
28,234,200	JPY	04/24/13	Citibank N.A.	300,068	92
37,753,064	JPY	04/24/13	Credit Suisse International	406,648	5,539
32,369,338	JPY	04/24/13	Credit Suisse International	347,793	3,883
46,864,413	JPY	04/24/13	Goldman Sachs & Co.	497,375	(539)
34,410,200	JPY	04/24/13	Goldman Sachs & Co.	367,853	2,260
39,247,598	JPY	04/24/13	Morgan Stanley & Co., Inc.	431,867	14,879

MIST-127

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
23,812,347	JPY	04/24/13	Societe Generale	$249,056	$(3,940)
37,756,919	JPY	04/24/13	State Street Bank and Trust	392,814	(8,336)
34,756,000	JPY	04/24/13	State Street Bank and Trust	368,022	(1,245)
23,325,000	JPY	04/24/13	State Street Bank and Trust	255,533	7,715
10,649,000	JPY	04/24/13	State Street Bank and Trust	113,548	407
496,630,041	JPY	04/24/13	UBS AG	5,206,819	(69,657)
49,679,667	JPY	04/24/13	UBS AG	528,394	569
43,242,936	JPY	04/24/13	UBS AG	458,349	(1,088)
65,000,000	JPY	04/24/13	Westpac Banking Corp.	702,976	12,380
44,000,000	JPY	04/24/13	Westpac Banking Corp.	462,408	(5,072)
23,475,000	JPY	04/24/13	Westpac Banking Corp.	259,797	10,385
3,473,756	SEK	06/28/13	Goldman Sachs & Co.	532,557	456
2,217,980	SGD	04/24/13	Credit Suisse International	1,772,512	(15,772)
1,055,200	SGD	04/24/13	Societe Generale	858,353	7,580
7,412,842	SGD	04/24/13	State Street Bank and Trust	6,028,760	52,030
1,090,000	SGD	04/24/13	State Street Bank and Trust	875,159	(3,672)
1,058,219	SGD	04/24/13	State Street Bank and Trust	853,107	(100)

Net Unrealized Appreciation					$2,042,741

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Unrealized Appreciation/ (Depreciation)
04/24/13	Credit Suisse International	281,933	EUR	35,525,564	JPY	$(15,997)
06/28/13	State Street Bank and Trust	92,304	GBP	108,913	EUR	491
04/24/13	Morgan Stanley & Co., Inc.	2,179,456	HKD	26,675,235	JPY	(2,616)

Net Unrealized Depreciation						$(18,122)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	06/21/13	14	EUR	370,458	$(16,534)
FTSE 100 Index Futures	06/21/13	5	GBP	321,406	(5,859)
MSCI EAFE E-Mini Index Futures	06/21/13	162	USD	13,478,992	(39,472)
MSCI Emerging Market Mini Futures	06/21/13	894	USD	46,981,504	(1,056,724)
S&P 500 E-Mini Index Futures	06/21/13	1,543	USD	118,466,886	2,141,709
Topix Index Futures	06/14/13	3	JPY	30,152,400	10,651
U.S. Treasury Note 10 Year Futures	06/19/13	66	USD	8,696,682	14,287

Net Unrealized Appreciation					$1,048,058

MIST-128

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Contract Amount		Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	06/19/13	(138)	USD	(18,113,592)	$(100,252)

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	U.S. Dollar

Swap Agreements

Open interest rate swap agreements as of March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.745%	10/09/22	Barclays Bank plc	5,910,000	USD	$(105,044)	$—	$(105,044)
Pay	3-Month USD-LIBOR	1.825%	10/19/22	Barclays Bank plc	8,330,000	USD	(90,753)	—	(90,753)
Pay	3-Month USD-LIBOR	1.760%	11/05/22	Deutsche Bank AG	8,700,000	USD	(154,116)	—	(154,116)
Pay	3-Month USD-LIBOR	1.692%	11/23/22	Deutsche Bank AG	27,220,000	USD	(670,851)	—	(670,851)
Pay	3-Month USD-LIBOR	1.673%	12/05/22	Credit Suisse International	9,350,000	USD	(252,278)	—	(252,278)
Pay	3-Month USD-LIBOR	1.752%	12/18/22	Credit Suisse International	7,750,000	USD	(157,485)	—	(157,485)
Pay	3-Month USD-LIBOR	1.845%	12/21/22	Credit Suisse International	11,260,000	USD	(133,417)	—	(133,417)
Pay	3-Month USD-LIBOR	1.773%	12/31/22	Credit Suisse International	8,500,000	USD	(159,507)	—	(159,507)
Pay	3-Month USD-LIBOR	1.919%	01/14/23	Barclays Bank plc	25,900,000	USD	(161,259)	—	(161,259)
Pay	3-Month USD-LIBOR	1.870%	01/25/23	Barclays Bank plc	22,810,000	USD	(253,321)	—	(253,321)
Pay	3-Month USD-LIBOR	2.118%	02/05/23	Deutsche Bank AG	8,020,000	USD	91,288	—	91,288
Pay	3-Month USD-LIBOR	2.027%	02/13/23	Credit Suisse International	18,420,000	USD	48,655	—	48,655
Pay	3-Month USD-LIBOR	2.038%	02/25/23	Barclays Bank plc	16,250,000	USD	50,515	—	50,515
Pay	3-Month USD-LIBOR	2.064%	03/11/23	Barclays Bank plc	19,120,000	USD	98,361	—	98,361
Pay	3-Month USD-LIBOR	2.044%	03/22/23	Credit Suisse International	13,650,000	USD	39,495	—	39,495

Totals							$(1,809,717)	$—	$(1,809,717)

Open total return swap agreements as of March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive		0.1400%	04/19/13	Deutsche Bank AG	Dow Jones-UBS Energy Index	USD	6,134,000	$125,095	$—	$125,095
Receive		0.1600%	04/19/13	Deutsche Bank AG	Dow Jones-UBS Livestock Index	USD	908,000	20,945	—	20,945
Receive		0.1500%	04/19/13	Deutsche Bank AG	Dow Jones-UBS Precious Metals Index	USD	2,563,000	(11,148)	—	(11,148)
Receive		0.1500%	04/19/13	Deutsche Bank AG	Dow Jones-UBS Industrial Metals Index	USD	2,943,000	(85,474)	—	(85,474)
Receive		0.2200%	04/19/13	Deutsche Bank AG	Dow Jones-UBS Agriculture Index	USD	5,623,000	(169,569)	—	(169,569)

Totals								$(120,151)	$—	$(120,151)

MIST-129

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,145,608	$—	$—	$2,145,608
Air Freight & Logistics	153,781	408,274	—	562,055
Airlines	99,388	—	—	99,388
Auto Components	—	3,464,424	—	3,464,424
Automobiles	666,011	5,263,291	—	5,929,302
Beverages	2,468,267	1,458,443	—	3,926,710
Biotechnology	2,503,210	—	—	2,503,210
Building Products	392,485	573,741	—	966,226
Capital Markets	1,834,527	807,941	—	2,642,468
Chemicals	1,443,041	3,283,278	—	4,726,319
Commercial Banks	2,375,684	14,937,856	—	17,313,540
Commercial Services & Supplies	316,768	—	—	316,768
Communications Equipment	1,688,722	1,105,328	—	2,794,050
Computers & Peripherals	3,310,542	985,624	—	4,296,166
Construction & Engineering	715,701	—	—	715,701
Construction Materials	—	773,868	—	773,868
Consumer Finance	435,039	—	—	435,039
Containers & Packaging	268,010	2,316,580	—	2,584,590
Diversified Financial Services	2,727,265	3,898,721	—	6,625,986
Diversified Telecommunication Services	1,506,578	1,032,829	—	2,539,407
Electric Utilities	1,718,727	—	—	1,718,727
Electrical Equipment	830,004	3,092,865	—	3,922,869
Electronic Equipment, Instruments & Components	35,364	2,029,290	—	2,064,654
Energy Equipment & Services	2,138,289	513,676	—	2,651,965
Food & Staples Retailing	1,173,499	898,753	—	2,072,252
Food Products	1,846,677	11,226,098	—	13,072,775
Gas Utilities	64,981	—	—	64,981
Health Care Equipment & Supplies	1,960,435	—	—	1,960,435
Health Care Providers & Services	1,501,111	—	—	1,501,111
Health Care Technology	153,713	—	—	153,713
Hotels, Restaurants & Leisure	711,707	5,790,776	—	6,502,483
Household Durables	329,988	5,826,732	—	6,156,720
Household Products	1,514,292	1,625,329	—	3,139,621
Industrial Conglomerates	1,207,170	889,891	—	2,097,061
Insurance	2,767,960	10,768,025	—	13,535,985
Internet & Catalog Retail	624,374	—	—	624,374
Internet Software & Services	1,897,621	—	—	1,897,621

MIST-130

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$2,669,906	$—	$—	$2,669,906
Life Sciences Tools & Services	286,059	—	—	286,059
Machinery	1,034,435	771,292	—	1,805,727
Media	3,530,153	596,443	—	4,126,596
Metals & Mining	1,292,522	745,510	—	2,038,032
Multi-Utilities	994,990	1,178,194	—	2,173,184
Multiline Retail	1,159,179	—	—	1,159,179
Office Electronics	—	870,298	—	870,298
Oil, Gas & Consumable Fuels	6,499,631	6,197,193	—	12,696,824
Paper & Forest Products	—	729,948	—	729,948
Pharmaceuticals	3,605,973	17,234,483	—	20,840,456
Professional Services	—	862,360	—	862,360
Real Estate Investment Trusts	2,372,128	5,095,633	—	7,467,761
Real Estate Management & Development	64,983	3,399,879	—	3,464,862
Road & Rail	1,664,761	3,596,252	—	5,261,013
Semiconductors & Semiconductor Equipment	1,556,907	959,844	—	2,516,751
Software	2,973,388	746,740	—	3,720,128
Specialty Retail	2,641,340	665,335	—	3,306,675
Textiles, Apparel & Luxury Goods	643,418	1,123,034	—	1,766,452
Tobacco	1,386,385	5,817,892	—	7,204,277
Trading Companies & Distributors	256,252	1,575,153	—	1,831,405
Wireless Telecommunication Services	51,996	3,392,436	—	3,444,432
Total Common Stocks	80,210,945	138,529,552	—	218,740,497
Total Corporate Bonds & Notes*	—	168,597,736	—	168,597,736
Total Convertible Bonds*	—	135,590,947	—	135,590,947
Convertible Preferred Stocks
Aerospace & Defense	532,665	—	—	532,665
Commercial Banks	3,808,256	—	—	3,808,256
Electric Utilities	5,263,082	1,642,365	—	6,905,447
Real Estate Investment Trusts	1,372,631	—	—	1,372,631
Total Convertible Preferred Stocks	10,976,634	1,642,365	—	12,618,999
Total U.S. Treasury & Government Agencies*	—	8,448,246	—	8,448,246
Total Preferred Stocks*	—	1,925,386	—	1,925,386
Total Foreign Government*	—	1,896,779	—	1,896,779
Total Municipals	—	1,322,056	—	1,322,056
Total Short-Term Investment*	—	169,135,000	—	169,135,000
Total Investments	$91,187,579	$627,088,067	$—	$718,275,646

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$2,217,853	$—	$2,217,853
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(152,717)	—	(152,717)
Total Forward Contracts	$—	$2,065,136	$—	$2,065,136
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,166,647	$—	$—	$2,166,647
Futures Contracts (Unrealized Depreciation)	(1,218,841)	—	—	(1,218,841)
Total Futures Contracts	$947,806	$—	$—	$947,806
Swap Contracts
Swap Contracts at Value (Assets)	$—	$474,354	$—	$474,354
Swap Contracts at Value (Liabilities)	—	(2,404,222)	—	(2,404,222)
Total Swap Contracts	$—	$(1,929,868)	$—	$(1,929,868)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-131

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Alliant Techsystems, Inc.	83,375	$6,038,851
Curtiss-Wright Corp.	134,134	4,654,450
Esterline Technologies Corp. (a)	71,087	5,381,286

		16,074,587

Auto Components—2.3%
American Axle & Manufacturing Holdings, Inc. (a) (b)	416,371	5,683,464
Cooper Tire & Rubber Co.	191,305	4,908,886

		10,592,350

Capital Markets—1.8%
Federated Investors, Inc. - Class B (b)	99,728	2,360,562
Prospect Capital Corp.	117,705	1,284,162
Waddell & Reed Financial, Inc. - Class A	103,462	4,529,566

		8,174,290

Chemicals—3.5%
A Schulman, Inc.	47,195	1,489,474
Cabot Corp.	110,046	3,763,573
Huntsman Corp.	206,220	3,833,630
Koppers Holdings, Inc.	29,081	1,278,982
Olin Corp. (b)	200,850	5,065,437
Zep, Inc.	27,948	419,500

		15,850,596

Commercial Banks—14.8%
Associated Banc-Corp. (b)	403,800	6,133,722
BancorpSouth, Inc.	252,105	4,109,312
Bank of Hawaii Corp. (b)	92,448	4,697,283
Chemical Financial Corp. (b)	51,236	1,351,606
City National Corp. (b)	36,535	2,152,277
East West Bancorp, Inc.	153,405	3,937,906
First Horizon National Corp. (b)	416,180	4,444,802
First Midwest Bancorp, Inc.	120,040	1,594,131
First Niagara Financial Group, Inc.	451,576	4,000,963
FirstMerit Corp. (b)	276,023	4,562,660
Fulton Financial Corp.	491,165	5,746,631
Glacier Bancorp, Inc. (b)	66,152	1,255,565
Hancock Holding Co.	134,795	4,167,861
Independent Bank Corp./MA (b)	30,015	978,189
International Bancshares Corp.	54,864	1,141,171
Lakeland Financial Corp.	32,740	873,831
NBT Bancorp, Inc. (b)	45,923	1,017,194
Prosperity Bancshares, Inc. (b)	69,357	3,286,828
TCF Financial Corp. (b)	229,750	3,437,060
Umpqua Holdings Corp. (b)	49,590	657,563
Webster Financial Corp.	100,803	2,445,481
WesBanco, Inc.	51,230	1,226,959
Wintrust Financial Corp. (b)	105,519	3,908,424

		67,127,419

Commercial Services & Supplies—1.8%
ABM Industries, Inc.	106,445	2,367,337
Brink’s Co. (The)	170,365	4,814,515

Commercial Services & Supplies—(Continued)
McGrath RentCorp (b)	23,554	$732,529

		7,914,381

Communications Equipment—3.2%
Arris Group, Inc. (a)	270,126	4,638,063
Brocade Communications Systems, Inc. (a)	784,883	4,528,775
Plantronics, Inc.	113,685	5,023,740
Tessco Technologies, Inc. (b)	19,140	414,190

		14,604,768

Computers & Peripherals—0.9%
NCR Corp. (a)	153,667	4,235,063

Construction & Engineering—2.9%
EMCOR Group, Inc.	59,690	2,530,259
Foster Wheeler AG (a)	178,443	4,077,422
Tutor Perini Corp. (a)	184,782	3,566,293
URS Corp.	63,160	2,994,416

		13,168,390

Consumer Finance—0.5%
DFC Global Corp. (a) (b)	66,560	1,107,558
Nelnet, Inc. - Class A	38,051	1,286,124

		2,393,682

Diversified Consumer Services—0.7%
Hillenbrand, Inc.	72,219	1,825,696
Matthews International Corp. - Class A (b)	36,195	1,262,844

		3,088,540

Diversified Financial Services—0.6%
Interactive Brokers Group, Inc. - Class A	132,244	1,971,758
KKR Financial Holdings LLC	77,700	860,139

		2,831,897

Electric Utilities—2.2%
IDACORP, Inc.	96,865	4,675,673
Portland General Electric Co.	171,723	5,208,359

		9,884,032

Electrical Equipment—2.8%
Brady Corp. - Class A	72,796	2,440,850
EnerSys, Inc. (a) (b)	112,050	5,107,239
General Cable Corp. (a) (b)	140,273	5,138,200

		12,686,289

Electronic Equipment, Instruments & Components—2.6%
Celestica, Inc. (a)	134,090	1,084,788
Ingram Micro, Inc. - Class A (a)	242,354	4,769,527
Itron, Inc. (a)	67,854	3,148,426
Sanmina Corp. (a)	179,471	2,038,790
TTM Technologies, Inc. (a)	98,117	745,689

		11,787,220

MIST-132

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—2.1%
Atwood Oceanics, Inc. (a)	94,198	$4,949,163
Superior Energy Services, Inc. (a)	169,112	4,391,839

		9,341,002

Health Care Equipment & Supplies—1.7%
Hill-Rom Holdings, Inc.	105,178	3,704,369
Integra LifeSciences Holdings Corp. (a)	62,120	2,423,301
Orthofix International N.V. (a)	45,500	1,632,085

		7,759,755

Health Care Providers & Services—3.3%
Almost Family, Inc. (b)	21,680	442,923
Gentiva Health Services, Inc. (a) (b)	72,402	783,390
Kindred Healthcare, Inc. (a) (b)	142,270	1,498,103
LifePoint Hospitals, Inc. (a)	106,935	5,182,070
Owens & Minor, Inc. (b)	140,797	4,584,350
PharMerica Corp. (a)	58,060	812,840
Select Medical Holdings Corp.	153,920	1,385,280

		14,688,956

Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc. (b)	122,955	4,629,256
CEC Entertainment, Inc. (b)	36,561	1,197,373

		5,826,629

Household Durables—0.7%
Helen of Troy, Ltd. (a)	83,373	3,198,188

Industrial Conglomerates—1.0%
Carlisle Cos., Inc.	66,380	4,499,900

Insurance—7.5%
Allied World Assurance Co. Holdings AG	50,737	4,704,335
Aspen Insurance Holdings, Ltd.	127,760	4,928,981
Endurance Specialty Holdings, Ltd.	80,804	3,863,239
Hanover Insurance Group, Inc. (The)	109,535	5,441,699
Montpelier Re Holdings, Ltd. (b)	117,070	3,049,673
Platinum Underwriters Holdings, Ltd. (b)	80,040	4,467,032
Protective Life Corp. (b)	161,635	5,786,533
Symetra Financial Corp.	138,995	1,863,923

		34,105,415

IT Services—2.1%
CSG Systems International, Inc. (a)	45,180	957,364
DST Systems, Inc.	65,820	4,690,991
Euronet Worldwide, Inc. (a) (b)	53,787	1,416,750
Global Cash Access Holdings, Inc. (a)	124,540	878,007
Mantech International Corp. - Class A (b)	62,790	1,687,167

		9,630,279

Life Sciences Tools & Services—1.1%
Charles River Laboratories International, Inc. (a)	116,468	5,156,038

Machinery—4.8%
Barnes Group, Inc.	91,147	$2,636,883
Briggs & Stratton Corp. (b)	86,800	2,152,640
Crane Co.	103,094	5,758,831
Hyster-Yale Materials Handling, Inc. (b)	17,995	1,027,334
ITT Corp.	204,690	5,819,337
LB Foster Co. - Class A	19,220	851,254
SPX Corp.	45,550	3,596,628

		21,842,907

Media—1.3%
John Wiley & Sons, Inc. - Class A	50,214	1,956,337
Meredith Corp. (b)	100,829	3,857,718

		5,814,055

Metals & Mining—3.7%
AMCOL International Corp. (b)	52,435	1,583,013
Coeur d’Alene Mines Corp. (a)	166,175	3,134,061
Pan American Silver Corp.	201,225	3,296,065
Steel Dynamics, Inc.	266,668	4,232,021
Worthington Industries, Inc. (b)	142,612	4,418,120

		16,663,280

Multi-Utilities—0.8%
TECO Energy, Inc. (b)	203,135	3,619,866

Oil, Gas & Consumable Fuels—2.2%
Berry Petroleum Co. - Class A (b)	74,832	3,463,973
Energen Corp.	92,779	4,825,436
Ship Finance International, Ltd. (b)	93,470	1,648,811

		9,938,220

Professional Services—0.2%
CBIZ, Inc. (a) (b)	72,090	459,934
Navigant Consulting, Inc. (a)	33,114	435,118

		895,052

Real Estate Investment Trusts—6.3%
Ashford Hospitality Trust, Inc. (b)	74,020	914,887
Associated Estates Realty Corp. (b)	51,740	964,434
Brandywine Realty Trust	382,950	5,686,807
CapLease, Inc.	215,750	1,374,327
CBL & Associates Properties, Inc.	198,520	4,685,072
Hospitality Properties Trust	180,042	4,940,352
Omega Healthcare Investors, Inc.	211,060	6,407,782
Pennsylvania Real Estate Investment Trust	192,540	3,733,351

		28,707,012

Road & Rail—1.3%
Ryder System, Inc.	97,795	5,843,251

Semiconductors & Semiconductor Equipment—2.8%
Amkor Technology, Inc. (a) (b)	175,816	703,264
Kulicke & Soffa Industries, Inc. (a)	165,692	1,915,399
Microsemi Corp. (a)	229,675	5,321,570

MIST-133

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
PMC - Sierra, Inc. (a) (b)	686,310	$4,660,045

		12,600,278

Software—0.8%
EPIQ Systems, Inc.	35,220	494,136
Mentor Graphics Corp.	177,875	3,210,644

		3,704,780

Specialty Retail—1.5%
Aaron’s, Inc.	28,960	830,573
America’s Car-Mart, Inc. (a)	9,140	427,203
Ascena Retail Group, Inc. (a)	110,625	2,052,094
Men’s Wearhouse, Inc. (The)	96,550	3,226,701

		6,536,571

Textiles, Apparel & Luxury Goods—2.5%
Hanesbrands, Inc. (a)	149,715	6,821,016
Jones Group, Inc. (The) (b)	354,753	4,512,458

		11,333,474

Thrifts & Mortgage Finance—1.2%
Washington Federal, Inc.	317,070	5,548,725

Trading Companies & Distributors—1.0%
Aircastle, Ltd.	327,354	4,478,203

Total Common Stocks (Cost $346,578,414)		432,145,340

Investment Company Security—2.3%
iShares Russell 2000 Index Fund (b) (Cost $9,154,129)	109,124	10,286,028

Short-Term Investments—23.6%

Mutual Fund—21.4%
State Street Navigator Securities Lending MET Portfolio (c)	97,106,570	97,106,570

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $9,979,011 on 04/01/13, collateralized by $9,860,000 U.S. Treasury Note at 2.375% due 08/31/14 with a value of $10,178,626.	9,979,000	$9,979,000

Total Short-Term Investments (Cost $107,085,570)		107,085,570

Total Investments—121.3% (Cost $462,818,113) (d)		549,516,938
Other assets and liabilities (net)—(21.3)%		(96,657,010)

Net Assets—100.0%		$452,859,928

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $100,756,703 and the collateral received consisted of cash in the amount of $97,106,570 and non-cash collateral with a value of $6,217,478. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $462,818,113. The aggregate unrealized appreciation and depreciation of investments were $90,778,600 and $(4,079,775), respectively, resulting in net unrealized appreciation of $86,698,825.

MIST-134

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio)

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$432,145,340	$—	$—	$432,145,340
Total Investment Company Security	10,286,028	—	—	10,286,028
Short-Term Investments
Mutual Fund	97,106,570	—	—	97,106,570
Repurchase Agreement	—	9,979,000	—	9,979,000
Total Short-Term Investments	97,106,570	9,979,000	—	107,085,570
Total Investments	$539,537,938	$9,979,000	$—	$549,516,938

Collateral for securities loaned (Liability)	$—	$(97,106,570)	$—	$(97,106,570)

*	See Schedule of Investments for additional detailed categorizations.

MIST-135

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—68.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Precision Castparts Corp.	23,709	$4,495,700
TransDigm Group, Inc.	27,172	4,155,142

		8,650,842

Beverages—3.7%
Anheuser-Busch InBev N.V.	66,645	6,605,339
Diageo plc	286,200	9,012,137

		15,617,476

Capital Markets—0.6%
Aberdeen Asset Management plc	362,704	2,376,687

Chemicals—3.3%
Potash Corp. of Saskatchewan, Inc.	105,591	4,144,447
Praxair, Inc.	54,682	6,099,230
Valspar Corp.	59,214	3,686,071

		13,929,748

Commercial Banks—5.1%
Banco Santander Chile (ADR)	79,501	2,263,393
Bangkok Bank PCL	231,500	1,758,385
Barclays plc	958,771	4,249,255
PNC Financial Services Group, Inc.	112,268	7,465,822
Standard Chartered plc	239,786	6,211,656

		21,948,511

Communications Equipment—1.3%
QUALCOMM, Inc.	85,360	5,714,852

Computers & Peripherals—1.4%
Apple, Inc.	13,619	6,028,178

Construction Materials—0.4%
Siam Cement PCL	95,300	1,564,904

Consumer Finance—1.8%
American Express Co. (a)	116,503	7,859,292

Diversified Financial Services—2.2%
Citigroup, Inc.	217,170	9,607,601

Energy Equipment & Services—2.2%
National Oilwell Varco, Inc.	42,980	3,040,835
Schlumberger, Ltd.	85,025	6,367,522

		9,408,357

Food & Staples Retailing—1.5%
CVS Caremark Corp.	119,719	6,583,348

Food Products—1.3%
DE Master Blenders 1753 N.V. (b)	362,011	5,598,581

Gas Utilities—1.6%
National Fuel Gas Co. (a)	109,451	6,714,819

Health Care Equipment & Supplies—1.1%
Elekta AB - B Shares	299,486	$4,548,638

Health Care Providers & Services—0.8%
UnitedHealth Group, Inc.	56,315	3,221,781

Independent Power Producers & Energy Traders—1.2%
Calpine Corp. (b)	252,385	5,199,131

Industrial Conglomerates—1.0%
Siemens AG	37,762	4,068,099

Insurance—1.5%
ACE, Ltd.	73,848	6,570,257

Internet—0.7%
Mail.ru Group, Ltd. (GDR) (144A)	110,064	2,946,347

Internet & Catalog Retail—1.3%
priceline.com, Inc. (a) (b)	8,090	5,565,354

Internet Software & Services—2.0%
Google, Inc. - Class A (b)	10,906	8,659,691

Machinery—2.8%
Atlas Copco AB - A Shares	190,578	5,430,543
Caterpillar, Inc.	33,729	2,933,411
FANUC Corp. (a)	23,900	3,676,924

		12,040,878

Metals & Mining—0.5%
Antofagasta plc	139,966	2,095,825

Multiline Retail—1.2%
S.A.C.I. Falabella	442,421	5,329,695

Oil, Gas & Consumable Fuels—3.8%
BG Group plc	162,848	2,795,582
Noble Energy, Inc.	61,274	7,086,951
Royal Dutch Shell plc (ADR)	94,701	6,170,717

		16,053,250

Personal Products—1.7%
Hengan International Group Co., Ltd.	405,500	3,965,571
Natura Cosmeticos S.A.	130,793	3,196,119

		7,161,690

Pharmaceuticals—6.8%
Genomma Lab Internacional S.A.B. de C.V. - Class B (a) (b)	2,501,468	6,130,127
Hikma Pharmaceuticals plc	144,475	2,271,009
Roche Holding AG	35,041	8,181,132
Sanofi	79,513	8,108,384
Shire plc	146,191	4,452,195

		29,142,847

MIST-136

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Real Estate Management & Development—2.1%
Hang Lung Properties, Ltd.	996,000	$3,731,513
Jones Lang LaSalle, Inc. (a)	54,143	5,382,356

		9,113,869

Road & Rail—1.1%
Genesee & Wyoming, Inc. - Class A (a) (b)	49,780	4,635,016

Semiconductors & Semiconductor Equipment—1.2%
Texas Instruments, Inc. (a)	149,924	5,319,304

Software—2.8%
Microsoft Corp.	166,822	4,772,778
Oracle Corp.	223,736	7,235,622

		12,008,400

Specialty Retail—2.0%
CIA Hering	225,900	4,035,625
Lowe’s Cos., Inc. (a)	122,078	4,629,198

		8,664,823

Textiles, Apparel & Luxury Goods—0.6%
Burberry Group plc	129,375	2,614,978

Tobacco—1.0%
British American Tobacco plc	81,686	4,373,685

Trading Companies & Distributors—0.9%
Mills Estruturas e Servicos de Engenharia S.A.	230,800	3,723,410

Wireless Telecommunication Services—2.0%
China Mobile, Ltd.	424,000	4,489,301
Vodafone Group plc	1,420,916	4,033,055

		8,522,356

Total Common Stocks (Cost $246,919,463)		293,182,520

Corporate Bonds & Notes—18.2%

Agriculture—0.0%
BAT International Finance plc 3.250%, 06/07/22 (144A)	150,000	156,241

Airlines—0.7%
Delta Air Lines Pass-Through Trust 8.954%, 08/10/14	1,214,711	1,272,410
8.021%, 08/10/22	1,301,647	1,433,504
US Airways Pass-Through Trust 8.000%, 10/01/19	40,000	44,100
5.900%, 10/01/24 (a)	80,000	89,400

		2,839,414

Auto Manufacturers—0.5%
Ford Motor Co. 6.625%, 10/01/28	1,675,000	$1,939,067
Kia Motors Corp. 3.625%, 06/14/16 (144A)	300,000	317,420

		2,256,487

Auto Parts & Equipment—0.4%
Gajah Tunggal Tbk PT 7.750%, 02/06/18 (144A)	300,000	312,000
Goodyear Tire & Rubber Co. (The) 7.000%, 05/15/22 (a)	225,000	238,219
7.000%, 03/15/28	1,228,000	1,246,420

		1,796,639

Chemicals—1.3%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	210,700
Hercules, Inc. 6.500%, 06/30/29	10,000	9,300
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	92,965
Momentive Specialty Chemicals, Inc. 8.375%, 04/15/16 (c)	3,030,000	2,727,000
9.200%, 03/15/21 (c)	1,910,000	1,642,600
7.875%, 02/15/23 (c)	899,000	683,240

		5,365,805

Coal—0.1%
Adaro Indonesia PT 7.625%, 10/22/19 (144A) (a)	400,000	437,000

Commercial Banks—3.7%
Akbank TAS 3.875%, 10/24/17 (144A)	150,000	153,562
7.500%, 02/05/18 (144A) (TRY) (a)	800,000	435,306
Ally Financial, Inc. 8.000%, 11/01/31	653,000	829,310
Banco de Credito e Inversiones 3.000%, 09/13/17 (144A) (a)	600,000	610,118
Banco do Brasil SA 3.875%, 10/10/22	300,000	291,000
Banco Latinoamericano de Comercio Exterior S.A. 3.750%, 04/04/17 (144A)	150,000	154,950
Banco Santander Brasil S.A. 4.625%, 02/13/17 (144A)	400,000	425,000
Banco Santander Chile 6.500%, 09/22/20 (144A) (CLP)	250,000,000	522,269
Banco Santander Mexico S.A. 4.125%, 11/09/22 (144A)	150,000	151,125
Banco Votorantim S.A. 6.250%, 05/16/16 (144A) (BRL)	450,000	260,813
Bank of America Corp. 5.490%, 03/15/19	100,000	112,086
4.750%, 05/06/19 (EUR) (d)	285,000	361,735
5.000%, 05/13/21	90,000	101,052

MIST-137

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Banks—(Continued)
Barclays Bank plc 3.680%, 08/20/15 (KRW)	220,000,000	$204,136
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	300,000	343,500
Canara Bank 6.365%, 11/28/21 (d)	200,000	204,153
Citigroup, Inc. 6.250%, 06/29/17 (NZD)	300,000	265,489
Eksportfinans ASA 2.000%, 09/15/15	90,000	86,459
Export-Import Bank of Korea 4.000%, 11/26/15 (144A) (PHP)	8,000,000	207,694
Finansbank AS 5.150%, 11/01/17 (144A)	200,000	204,500
Goldman Sachs Group, Inc. (The) 3.375%, 02/01/18 (CAD)	300,000	299,619
6.750%, 10/01/37	945,000	1,062,297
6.875%, 01/18/38 (GBP)	100,000	176,012
Hana Bank 4.000%, 11/03/16 (144A)	200,000	217,210
ICICI Bank, Ltd. 6.375%, 04/30/22 (144A) (d)	300,000	309,750
Industrial Bank of Korea 2.375%, 07/17/17 (144A)	300,000	307,773
Itau Unibanco Holding S.A. 6.200%, 12/21/21 (144A)	300,000	328,500
Macquarie Bank, Ltd. 5.000%, 02/22/17 (144A)	550,000	607,504
6.625%, 04/07/21 (144A)	500,000	559,600
Morgan Stanley 5.375%, 11/14/13 (GBP)	240,000	373,329
7.250%, 05/26/15 (AUD)	300,000	328,615
7.625%, 03/03/16 (AUD)	500,000	560,145
5.750%, 01/25/21	1,600,000	1,851,906
PKO Finance AB 4.630%, 09/26/22 (144A)	450,000	467,892
Standard Chartered Bank 5.875%, 09/26/17 (EUR)	250,000	369,146
State Bank of India 4.125%, 08/01/17 (144A)	300,000	313,220
Turkiye Garanti Bankasi A.S. 4.000%, 09/13/17 (144A)	300,000	309,000
Turkiye Is Bankasi 3.875%, 11/07/17 (144A)	400,000	408,000
VTB Bank OJSC Via VTB Capital S.A. 6.000%, 04/12/17 (144A)	200,000	214,500
Wells Fargo & Co. 4.625%, 11/02/35 (GBP)	100,000	158,480
4.875%, 11/29/35 (GBP)	100,000	155,010
Woori Bank Co., Ltd. 5.875%, 04/13/21 (144A)	200,000	234,159
Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A. 5.188%, 10/13/15 (144A)	300,000	313,125

		15,849,049

Commercial Services—0.2%
RR Donnelley & Sons Co. 8.250%, 03/15/19 (a)	165,000	$179,025
United Rentals North America, Inc. 7.625%, 04/15/22	190,000	213,275
WPP 2008, Ltd. 6.000%, 04/04/17 (GBP)	160,000	280,348

		672,648

Construction Materials—0.5%
Masco Corp. 7.750%, 08/01/29	200,000	225,658
6.500%, 08/15/32	30,000	30,646
USG Corp. 6.300%, 11/15/16	195,000	207,675
9.750%, 01/15/18	1,495,000	1,779,050

		2,243,029

Diversified Financial Services—1.3%
Banco BTG Pactual S.A. 5.750%, 09/28/22 (144A) (a)	300,000	301,890
General Electric Capital Corp. 7.625%, 12/10/14 (NZD)	850,000	756,654
Hyundai Capital Services, Inc. 3.500%, 09/13/17 (144A)	400,000	426,094
Jefferies Group LLC 5.125%, 04/13/18	100,000	109,500
6.875%, 04/15/21	480,000	562,723
5.125%, 01/20/23 (a)	50,000	53,041
6.450%, 06/08/27	50,000	55,500
6.250%, 01/15/36	175,000	183,312
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp. 7.375%, 10/01/17 (144A)	90,000	94,500
SLM Corp. 5.500%, 01/25/23 (a)	555,000	551,871
5.625%, 08/01/33	975,000	906,750
Springleaf Finance Corp. 5.850%, 06/01/13	245,000	246,991
5.400%, 12/01/15	390,000	402,675
5.750%, 09/15/16	600,000	605,250
6.900%, 12/15/17	230,000	232,300

		5,489,051

Electric—0.9%
CEZ A.S. 4.250%, 04/03/22 (144A)	400,000	425,972
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	300,000	337,125
6.375%, 10/21/16 (144A)	200,000	225,200
E.CL S.A. 5.625%, 01/15/21 (144A)	250,000	282,821
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	420,000,000	273,213
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,200,000,000	765,818

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Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 11.250%, 12/01/18 (144A)	1,481,000	$1,440,272
Majapahit Holding B.V. 7.750%, 01/20/20 (144A) (a)	200,000	246,000

		3,996,421

Engineering & Construction—0.1%
Odebrecht Finance, Ltd. 6.000%, 04/05/23 (144A)	420,000	472,500
Sydney Airport Finance Co. Pty., Ltd. 5.125%, 02/22/21 (144A)	140,000	155,005

		627,505

Food—0.1%
BRF - Brasil Foods S.A. 5.875%, 06/06/22 (144A)	200,000	223,000
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	201,700

		424,700

Forest Products & Paper—0.1%
Celulosa Arauco y Constitucion S.A. 4.750%, 01/11/22	400,000	418,010
Fibria Overseas Finance, Ltd. 6.750%, 03/03/21 (144A)	150,000	167,175

		585,185

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	217,688

Healthcare-Services—2.0%
HCA, Inc. 7.690%, 06/15/25	755,000	809,737
7.580%, 09/15/25	375,000	392,813
7.050%, 12/01/27	80,000	78,800
7.500%, 11/06/33	5,060,000	5,186,500
7.750%, 07/15/36	1,420,000	1,427,100
Tenet Healthcare Corp. 6.875%, 11/15/31	910,000	837,200

		8,732,150

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	200,000	213,426
Noble Group, Ltd. 6.750%, 01/29/20 (144A)	300,000	337,500

		550,926

Home Builders—0.2%
Beazer Homes USA, Inc. 7.250%, 02/01/23 (144A) (a)	50,000	51,250

Home Builders—(Continued)
K. Hovnanian Enterprises, Inc. 7.500%, 05/15/16	15,000	$15,525
5.000%, 11/01/21	700,000	651,000

		717,775

Home Furnishings—0.1%
Arcelik A.S. 5.000%, 04/03/23 (144A)	300,000	300,000

Insurance—0.2%
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A)	820,000	988,481

Iron/Steel—0.5%
ArcelorMittal 7.250%, 03/01/41 (a)	300,000	299,388
CSN Resources S.A. 6.500%, 07/21/20 (144A)	100,000	107,450
Gerdau Holdings, Inc. 7.000%, 01/20/20 (144A)	400,000	457,800
Hyundai Steel Co. 4.625%, 04/21/16 (144A)	400,000	432,456
Samarco Mineracao S.A. 4.125%, 11/01/22 (144A)	300,000	292,650
United States Steel Corp. 7.500%, 03/15/22 (a)	290,000	305,225
Vale Overseas, Ltd. 6.875%, 11/21/36	350,000	399,300

		2,294,269

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	65,000	70,281

Media—0.2%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	325,000	340,844
Myriad International Holding B.V. 6.375%, 07/28/17 (144A)	100,000	113,130
Shaw Communications, Inc. 5.650%, 10/01/19 (CAD)	250,000	285,081

		739,055

Mining—0.1%
Anglo American Capital plc 2.625%, 09/27/17 (144A)	250,000	254,190
AngloGold Ashanti Holdings plc 5.125%, 08/01/22 (a)	285,000	289,437

		543,627

Multi-National—0.1%
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	588,769

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Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.7%
Chesapeake Energy Corp. 6.625%, 08/15/20 (a)	5,000	$5,488
6.875%, 11/15/20	5,000	5,475
Gazprom OAO Via Gaz Capital S.A. 4.950%, 05/23/16 (144A)	200,000	214,468
Halcon Resources Corp. 8.875%, 05/15/21 (144A)	185,000	200,262
NGC Corp. Capital Trust I 8.316%, 06/01/27 (e)	520,000	0
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 06/30/21 (144A)	190,000	209,950
OGX Austria GmbH 8.500%, 06/01/18 (144A) (a)	200,000	157,000
Pacific Rubiales Energy Corp. 5.125%, 03/28/23 (144A)	300,000	304,200
Pan American Energy LLC 7.875%, 05/07/21 (144A)	180,000	173,700
Petrobras International Finance Co. 6.250%, 12/14/26 (GBP)	200,000	345,097
Petroleos de Venezuela S.A. 5.375%, 04/12/27	600,000	414,000
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (144A)	500,000	558,347
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	353,635

		2,941,622

Oil & Gas Services—0.1%
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	211,040

Pharmaceuticals—0.1%
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/20 (144A)	50,000	52,844
VPI Escrow Corp. 6.375%, 10/15/20 (144A)	190,000	201,162

		254,006

Pipelines—0.1%
Transportadora de Gas del Sur S.A. 7.875%, 05/14/17 (144A)	345,000	307,913

Real Estate Investment Trusts—0.4%
iStar Financial, Inc. 8.625%, 06/01/13 (a)	273,000	276,412
5.950%, 10/15/13	955,000	975,294
5.700%, 03/01/14	125,000	129,219
6.050%, 04/15/15 (a)	40,000	41,900
5.875%, 03/15/16	220,000	230,725

		1,653,550

Retail—1.2%
Edcon Proprietary, Ltd. 3.453%, 06/15/14 (EUR) (d)	135,000	172,185

Retail—(Continued)
J.C. Penney Corp., Inc. 7.400%, 04/01/37 (a)	5,000	$4,013
7.625%, 03/01/97	250,000	183,437
Lotte Shopping Co., Ltd. 3.375%, 05/09/17 (144A)	200,000	209,995
New Albertsons, Inc. 7.450%, 08/01/29 (a)	5,470,000	4,410,187
Toys “R” Us, Inc. 7.375%, 10/15/18	150,000	133,125

		5,112,942

Software—0.2%
First Data Corp. 10.625%, 06/15/21 (144A)	675,000	685,969

Telecommunications—1.8%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	55,000	42,625
Altice Financing S.A. 7.875%, 12/15/19 (144A)	200,000	219,080
America Movil S.A.B. de C.V. 3.500%, 02/08/15 (CNY)	4,000,000	652,313
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/23 (144A)	205,000	206,845
British Telecommunications plc 5.750%, 12/07/28 (GBP)	150,000	271,474
CenturyLink, Inc. 6.875%, 01/15/28	45,000	44,652
7.600%, 09/15/39	475,000	462,034
7.650%, 03/15/42	185,000	179,264
Colombia Telecomunicaciones S.A. ESP 5.375%, 09/27/22 (144A)	250,000	251,250
Indosat Palapa Co. B.V. 7.375%, 07/29/20 (144A) (a)	200,000	223,500
Level 3 Financing, Inc. 9.375%, 04/01/19	95,000	106,989
7.000%, 06/01/20 (144A)	380,000	399,475
Oi S.A. 9.750%, 09/15/16 (144A) (BRL)	300,000	154,027
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	1,459,590
Sprint Capital Corp. 6.900%, 05/01/19	735,000	810,338
6.875%, 11/15/28	1,250,000	1,284,375
8.750%, 03/15/32	350,000	419,125
Sprint Nextel Corp. 6.000%, 12/01/16	109,000	118,538
Telecom Italia Capital S.A. 6.000%, 09/30/34	350,000	326,676
Telefonica Emisiones SAU 4.375%, 02/02/16 (EUR)	140,000	191,007

		7,823,177

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Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.1%
Transnet SOC, Ltd. 4.000%, 07/26/22 (144A)	300,000	$288,750

Total Corporate Bonds & Notes (Cost $71,440,038)		77,761,164

Foreign Government—6.8%

Municipal—0.1%
Autonomous Community of Madrid Spain 4.300%, 09/15/26 (EUR)	350,000	350,923

Sovereign—6.7%
Argentine Republic Government International Bond 8.280%, 12/31/33	417,087	227,312
Brazil Notas do Tesouro Nacional 6.000%, 05/15/15 (BRL)	715,000	858,769
10.000%, 01/01/21 (BRL)	1,635,000	827,008
Brazilian Government International Bond 8.500%, 01/05/24 (BRL)	350,000	184,461
Canadian Government Bonds 3.500%, 06/01/13 (CAD)	205,000	202,627
3.000%, 12/01/15 (CAD)	750,000	775,508
Costa Rica Government International Bond 4.250%, 01/26/23 (144A)	200,000	200,700
Export Credit Bank of Turkey 5.375%, 11/04/16 (144A) (a)	200,000	215,780
Hungary Government International Bonds 6.375%, 03/29/21	190,000	196,650
Iceland Government International Bond 5.875%, 05/11/22 (144A)	500,000	574,286
Indonesia Treasury Bond 11.500%, 09/15/19 (IDR)	2,901,000,000	398,110
Italy Buoni Poliennali Del Tesoro 4.500%, 08/01/18 (EUR)	1,665,000	2,215,171
5.000%, 03/01/22 (EUR)	220,000	292,695
4.000%, 02/01/37 (EUR)	380,000	420,466
Korea Treasury Bond 5.000%, 09/10/14 (KRW)	1,000,000,000	930,303
2.750%, 09/10/17 (KRW)	1,200,000,000	1,088,733
Malaysia Government Bonds 3.210%, 05/31/13 (MYR)	1,200,000	387,621
3.434%, 08/15/14 (MYR)	1,600,000	519,398
4.262%, 09/15/16 (MYR)	800,000	268,365
4.012%, 09/15/17 (MYR)	1,850,000	618,284
Mexican Bonos 8.000%, 12/17/15 (MXN)	14,050,000	1,241,696
7.750%, 12/14/17 (MXN)	20,850,000	1,907,948
8.500%, 12/13/18 (MXN)	10,000,000	961,236
6.500%, 06/10/21 (MXN)	11,200,000	1,004,858
New Zealand Government Bond 6.000%, 05/15/21 (NZD)	1,000,000	993,690
Norwegian Government Bonds 4.250%, 05/19/17 (NOK)	1,980,000	377,445
4.500%, 05/22/19 (NOK)	4,280,000	852,959

Sovereign—(Continued)
Philippine Government International Bond 4.950%, 01/15/21 (PHP)	30,000,000	$839,868
Poland Government Bond 4.750%, 04/25/17 (PLN)	1,000,000	323,273
Poland Government International Bonds 3.000%, 03/17/23	285,000	276,735
Portugal Obrigacoes do Tesouro OT 3.850%, 04/15/21 (EUR)	140,000	152,838
4.100%, 04/15/37 (EUR)	170,000	154,793
Republic of Costa Rica 10.580%, 09/23/15 (CRC)	155,000,000	333,688
Romania Government Bond 5.750%, 01/27/16 (RON)	1,000,000	291,667
Singapore Government Bonds 1.625%, 04/01/13 (SGD)	2,015,000	1,624,540
2.250%, 07/01/13 (SGD)	570,000	461,929
2.500%, 06/01/19 (SGD)	375,000	333,086
Spain Government Bonds 4.300%, 10/31/19 (EUR)	260,000	334,114
4.200%, 01/31/37 (EUR)	355,000	370,803
Sweden Government Bonds 4.500%, 08/12/15 (SEK)	3,830,000	635,028
5.000%, 12/01/20 (SEK)	2,650,000	506,467
Thailand Government Bond 3.250%, 06/16/17 (THB)	19,000,000	653,957
Turkey Government Bonds Zero Coupon, 05/15/13 (TRY)	500,000	274,186
9.000%, 03/08/17 (TRY)	1,010,000	607,072
Turkey Government International Bond 3.250%, 03/23/23 (a)	600,000	568,500
Uruguay Government International Bonds 5.000%, 09/14/18 (UYU)	5,000,000	505,547
4.375%, 12/15/28 (UYU)	4,890,329	361,814
3.700%, 06/26/37 (UYU)	2,700,000	266,657

		28,618,641

Total Foreign Government (Cost $27,949,140)		28,969,564

Convertible Bonds—2.3%

Auto Manufacturers—0.5%
Ford Motor Co. 4.250%, 11/15/16	1,305,000	2,097,787

Auto Parts & Equipment—0.1%
Meritor, Inc. 4.000%, 02/15/27 (f)	230,000	184,144

Insurance—0.5%
Old Republic International Corp. 3.750%, 03/15/18 (a)	1,875,000	2,101,172

Iron/Steel—0.0%
United States Steel Corp. 2.750%, 04/01/19	65,000	66,056

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Schedule of Investments as of March 28, 2013 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Principal Amount*	Value

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36	45,000	$54,197

Oil & Gas—0.0%
Chesapeake Energy Corp. 2.750%, 11/15/35	75,000	75,469
2.500%, 05/15/37 (a)	50,000	48,156

		123,625

Pharmaceuticals—0.1%
Omnicare, Inc. 3.750%, 12/15/25	365,000	591,300

Semiconductors—0.8%
Intel Corp. 3.250%, 08/01/39	2,670,000	3,219,032

Telecommunications—0.3%
Ciena Corp. 3.750%, 10/15/18 (144A)	115,000	130,956
Level 3 Communications, Inc. 7.000%, 03/15/15 (144A) (g)	1,015,000	1,188,185

		1,319,141

Total Convertible Bonds (Cost $7,718,146)		9,756,454

Convertible Preferred Stocks—1.0%

Automobiles—0.6%
General Motors Co. Series B 4.750%, 12/01/13	56,810	2,439,421

Diversified Telecommunication Services—0.4%
Lucent Technologies Capital Trust I 7.750%, 03/15/17 (a)	2,063	1,912,401

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 5.000%, 12/31/49	150	13,290
5.750%, 12/31/49 (144A)	20	20,438

		33,728

Total Convertible Preferred Stocks (Cost $4,248,916)		4,385,550

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (c) (Cost $1,364,700)	1,365,000	1,017,853

Preferred Stock—0.2%
Security Description	Shares/Principal Amount*	Value

Commercial Banks—0.2%
Ally Financial, Inc., Series G, 7.000% (144A) (Cost $211,643)	906	$895,977

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
GS Mortgage Securities Trust 5.787%, 08/10/45 (d) (Cost $38,364)	40,000	40,325

Short-Term Investments—11.4%

Mutual Fund—9.5%
State Street Navigator Securities Lending MET Portfolio (h)	40,818,631	40,818,631

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $8,031,009 on 04/01/13, collateralized by $8,180,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $8,196,131.	8,031,000	8,031,000

Total Short-Term Investments (Cost $48,849,631)		48,849,631

Total Investments—108.6% (Cost $408,740,041) (i)		464,859,038
Other assets and liabilities (net)—(8.6)%		(36,798,058)

Net Assets—100.0%		$428,060,980

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $39,753,693 and the collateral received consisted of cash in the amount of $40,818,631. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Illiquid security. As of March 28, 2013, these securities represent 1.4% of net assets.
(d)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(g)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market

MIST-142

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Schedule of Investments as of March 28, 2013 (Unaudited)

value of restricted securities was $1,188,185, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	As of March 28, 2013, the aggregate cost of investments was $408,740,041. The aggregate unrealized appreciation and depreciation of investments were $63,636,407 and $(7,517,410), respectively, resulting in net unrealized appreciation of $56,118,997.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $31,804,833, which is 7.4% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNY)—	Chinese Renminbi
(COP)—	Colombian Peso
(CRC)—	Costa Rican Colon
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RON)—	New Romanian Leu
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(UYU)—	Uruguayan Peso

Restricted Securities

	Acquisition Date	Principal Amount	Cost	Value
Level 3 Communications, Inc.	06/22/09	$1,015,000	$1,007,100	$1,188,185

Countries Diversification as of March 28, 2013 (Unaudited)	% of Net Assets
United States	51.0
United Kingdom	9.7
Brazil	3.6
Switzerland	3.4
Hong Kong	3.0
Netherlands	2.9
Mexico	2.7
Sweden	2.7
Chile	2.2
France	1.9

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Depreciation
530,000	BRL	05/03/13	Credit Suisse International	$264,775	$(3,410)
550,000	BRL	06/21/13	Credit Suisse International	275,165	(5,552)
615,000,000	KRW	06/11/13	Credit Suisse International	563,445	(12,771)

Net Unrealized Depreciation					$(21,733)

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Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
750,000	AUD	06/19/13	Credit Suisse International	$763,950	$(12,414)
2,500,000	NZD	04/30/13	Barclays Bank plc	2,093,500	5,509

Net Unrealized Depreciation					$(6,905)

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Unrealized Appreciation
06/12/13	Deutsche Bank AG	475,283	EUR	3,550,000	NOK	$3,407

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EUR)—	Euro
(KRW)—	South Korea Won
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar

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Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,650,842	$—	$—	$8,650,842
Beverages	—	15,617,476	—	15,617,476
Capital Markets	—	2,376,687	—	2,376,687
Chemicals	13,929,748	—	—	13,929,748
Commercial Banks	9,729,215	12,219,296	—	21,948,511
Communications Equipment	5,714,852	—	—	5,714,852
Computers & Peripherals	6,028,178	—	—	6,028,178
Construction Materials	—	1,564,904	—	1,564,904
Consumer Finance	7,859,292	—	—	7,859,292
Diversified Financial Services	9,607,601	—	—	9,607,601
Energy Equipment & Services	9,408,357	—	—	9,408,357
Food & Staples Retailing	6,583,348	—	—	6,583,348
Food Products	—	5,598,581	—	5,598,581
Gas Utilities	6,714,819	—	—	6,714,819
Health Care Equipment & Supplies	—	4,548,638	—	4,548,638
Health Care Providers & Services	3,221,781	—	—	3,221,781
Independent Power Producers & Energy Traders	5,199,131	—	—	5,199,131
Industrial Conglomerates	—	4,068,099	—	4,068,099
Insurance	6,570,257	—	—	6,570,257
Internet	2,946,347	—	—	2,946,347
Internet & Catalog Retail	5,565,354	—	—	5,565,354
Internet Software & Services	8,659,691	—	—	8,659,691
Machinery	2,933,411	9,107,467	—	12,040,878
Metals & Mining	—	2,095,825	—	2,095,825
Multiline Retail	5,329,695	—	—	5,329,695
Oil, Gas & Consumable Fuels	13,257,668	2,795,582	—	16,053,250
Personal Products	3,196,119	3,965,571	—	7,161,690
Pharmaceuticals	—	29,142,847	—	29,142,847
Real Estate Management & Development	5,382,356	3,731,513	—	9,113,869
Road & Rail	4,635,016	—	—	4,635,016
Semiconductors & Semiconductor Equipment	5,319,304	—	—	5,319,304
Software	12,008,400	—	—	12,008,400
Specialty Retail	8,664,823	—	—	8,664,823
Textiles, Apparel & Luxury Goods	—	2,614,978	—	2,614,978
Tobacco	—	4,373,685	—	4,373,685
Trading Companies & Distributors	3,723,410	—	—	3,723,410
Wireless Telecommunication Services	—	8,522,356	—	8,522,356
Total Common Stocks	180,839,015	112,343,505	—	293,182,520

MIST-145

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Agriculture	$—	$156,241	$—	$156,241
Airlines	—	2,839,414	—	2,839,414
Auto Manufacturers	—	2,256,487	—	2,256,487
Auto Parts & Equipment	—	1,796,639	—	1,796,639
Chemicals	—	5,365,805	—	5,365,805
Coal	—	437,000	—	437,000
Commercial Banks	—	15,849,049	—	15,849,049
Commercial Services	—	672,648	—	672,648
Construction Materials	—	2,243,029	—	2,243,029
Diversified Financial Services	—	5,489,051	—	5,489,051
Electric	—	3,996,421	—	3,996,421
Engineering & Construction	—	627,505	—	627,505
Food	—	424,700	—	424,700
Forest Products & Paper	—	585,185	—	585,185
Gas	—	217,688	—	217,688
Healthcare-Services	—	8,732,150	—	8,732,150
Holding Companies-Diversified	—	550,926	—	550,926
Home Builders	—	717,775	—	717,775
Home Furnishings	—	300,000	—	300,000
Insurance	—	988,481	—	988,481
Iron/Steel	—	2,294,269	—	2,294,269
Machinery-Diversified	—	70,281	—	70,281
Media	—	739,055	—	739,055
Mining	—	543,627	—	543,627
Multi-National	—	588,769	—	588,769
Oil & Gas	—	2,941,622	0	2,941,622
Oil & Gas Services	—	211,040	—	211,040
Pharmaceuticals	—	254,006	—	254,006
Pipelines	—	307,913	—	307,913
Real Estate Investment Trusts	—	1,653,550	—	1,653,550
Retail	—	5,112,942	—	5,112,942
Software	—	685,969	—	685,969
Telecommunications	—	7,823,177	—	7,823,177
Transportation	—	288,750	—	288,750
Total Corporate Bonds & Notes	—	77,761,164	0	77,761,164
Total Foreign Government*	—	28,969,564	—	28,969,564
Total Convertible Bonds*	—	9,756,454	—	9,756,454
Total Convertible Preferred Stocks*	4,365,112	20,438	—	4,385,550
Total Municipals	—	1,017,853	—	1,017,853
Total Preferred Stock*	—	895,977	—	895,977
Total Mortgage-Backed Securities*	—	40,325	—	40,325
Short-Term Investments
Mutual Fund	40,818,631	—	—	40,818,631
Repurchase Agreement	—	8,031,000	—	8,031,000
Total Short-Term Investments	40,818,631	8,031,000	—	48,849,631
Total Investments	$226,022,758	$238,836,280	$0	$464,859,038

Collateral for securities loaned (Liability)	$—	$(40,818,631)	$—	$(40,818,631)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$8,916	$—	$8,916
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(34,147)	—	(34,147)
Total Forward Contracts	$—	$(25,231)	$—	$(25,231)

*	See Schedule of Investments for additional detailed categorizations.

MIST-146

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Transfers from Level 1 to Level 2 in the amount of $5,139,830 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $18,559,107 were due to the discontinuation of a systematic fair valuation model factor.

As of March 28, 2013, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no changes in the valuation techniques used since the December 31, 2012 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation), of the Level 3 security held at March 28, 2013, have not been presented.

MIST-147

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—82.9% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
Affinion Group, Inc. 11.500%, 10/15/15 (a)	4,250,000	$3,729,375
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.000%, 10/15/20 (144A) (a)	3,025,000	3,100,625

		6,830,000

Aerospace/Defense—1.8%
BE Aerospace, Inc. 5.250%, 04/01/22	7,797,000	8,079,641
Esterline Technologies Corp. 7.000%, 08/01/20	2,100,000	2,328,375
GenCorp, Inc. 7.125%, 03/15/21 (144A)	2,575,000	2,729,500
Silver II Borrower/Silver II US Holdings LLC 7.750%, 12/15/20 (144A)	3,750,000	4,012,500
Spirit Aerosystems, Inc. 6.750%, 12/15/20	6,710,000	7,196,475
Triumph Group, Inc. 8.000%, 11/15/17	1,500,000	1,616,250
4.875%, 04/01/21 (144A) (a)	2,100,000	2,126,250

		28,088,991

Agriculture—0.2%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.250%, 05/01/18 (144A)	3,450,000	3,294,750

Airlines—0.1%
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 (144A)	350,000	354,375
UAL 2007-1 Pass-Through Trust 6.636%, 07/02/22	1,604,175	1,742,535

		2,096,910

Apparel—0.4%
Hanesbrands, Inc. 6.375%, 12/15/20 (a)	1,500,000	1,640,625
Levi Strauss & Co. 7.625%, 05/15/20 (a)	1,000,000	1,105,000
6.875%, 05/01/22 (a)	1,000,000	1,100,000
Perry Ellis International, Inc. 7.875%, 04/01/19	2,050,000	2,162,750
Wolverine World Wide, Inc. 6.125%, 10/15/20 (144A)	700,000	746,375

		6,754,750

Auto Manufacturers—0.4%
Chrysler Group LLC/CG Co.-Issuer Inc. 8.250%, 06/15/21 (a)	2,200,000	2,466,750
Jaguar Land Rover Automotive plc 5.625%, 02/01/23 (144A) (a)	2,500,000	2,609,375

Auto Manufacturers—(Continued)
Oshkosh Corp. 8.500%, 03/01/20	1,000,000	$1,125,000

		6,201,125

Auto Parts & Equipment—1.1%
Commercial Vehicle Group, Inc. 7.875%, 04/15/19	4,150,000	4,233,000
Dana Holding Corp. 6.500%, 02/15/19	2,750,000	2,963,125
Delphi Corp. 5.000%, 02/15/23	1,900,000	2,018,750
International Automotive Components Group SL 9.125%, 06/01/18 (144A)	2,000,000	1,990,000
Stanadyne Corp. 10.000%, 08/15/14 (a)	1,500,000	1,498,125
Stanadyne Holdings, Inc. 12.000%, 02/15/15	4,000,000	2,830,000
Tenneco, Inc. 6.875%, 12/15/20	1,250,000	1,379,688
Tomkins LLC/Tomkins, Inc. 9.000%, 10/01/18	487,000	544,831

		17,457,519

Biotechnology—0.2%
STHI Holding Corp. 8.000%, 03/15/18 (144A)	3,500,000	3,841,250

Chemicals—2.8%
Agrium, Inc. 3.150%, 10/01/22	800,000	772,265
Ashland, Inc. 4.750%, 08/15/22 (144A) (a)	3,565,000	3,627,387
Axiall Corp. 4.875%, 05/15/23 (144A) (a)	3,900,000	3,982,875
Chemtura Corp. 7.875%, 09/01/18	3,350,000	3,634,750
Eagle Spinco, Inc. 4.625%, 02/15/21 (144A)	4,400,000	4,493,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, 02/01/18 (a)	2,200,000	2,288,000
Huntsman International LLC 8.625%, 03/15/20	3,500,000	3,928,750
Ineos Finance plc 7.500%, 05/01/20 (144A) (a)	1,350,000	1,476,563
Methanex Corp. 5.250%, 03/01/22 (a)	1,875,000	2,094,750
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	4,900,000	6,329,501
NewMarket Corp. 4.100%, 12/15/22 (144A) (a)	1,240,000	1,261,422
Nufarm Australia, Ltd. 6.375%, 10/15/19 (144A)	2,200,000	2,266,000
PetroLogistics L.P./PetroLogistics Finance Corp. 6.250%, 04/01/20 (144A)	950,000	960,688

MIST-148

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Phibro Animal Health Corp. 9.250%, 07/01/18 (144A)	4,225,000	$4,563,000
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	2,900,000	2,983,375

		44,662,826

Coal—0.3%
Arch Coal, Inc.
8.750%, 08/01/16 (a)	1,000,000	1,045,000
9.875%, 06/15/19 (144A) (a)	1,200,000	1,236,000
7.250%, 06/15/21 (a)	2,200,000	1,985,500
James River Coal Co.
7.875%, 04/01/19	550,000	266,750

		4,533,250

Commercial Banks—2.5%
CIT Group, Inc.
4.250%, 08/15/17	1,200,000	1,260,000
5.000%, 08/15/22	6,000,000	6,436,500
Discover Bank
8.700%, 11/18/19	474,000	634,197
Fifth Third Capital Trust IV
6.500%, 04/15/37 (b)	4,200,000	4,226,250
HBOS plc
6.750%, 05/21/18 (144A)	2,000,000	2,232,940
Huntington Bancshares, Inc.
7.000%, 12/15/20 (a)	2,000,000	2,501,892
LBG Capital No.1 plc
8.000%, 06/15/20 (144A) (b)	1,400,000	1,493,071
Morgan Stanley
6.250%, 08/28/17 (a)	1,500,000	1,747,387
Nordea Bank AB
4.250%, 09/21/22 (144A) (a)	1,700,000	1,742,097
Provident Funding Associates L.P. / PFG Finance Corp.
10.250%, 04/15/17 (144A)	2,500,000	2,800,000
Regions Bank
7.500%, 05/15/18	1,950,000	2,398,500
6.450%, 06/26/37	4,000,000	4,350,000
Royal Bank of Scotland Group plc
7.640%, 09/29/17 (b)	3,500,000	3,150,000
6.125%, 12/15/22 (a)	1,000,000	1,038,079
SVB Financial Group
5.375%, 09/15/20 (a)	2,150,000	2,441,127
Synovus Financial Corp.
7.875%, 02/15/19	1,500,000	1,710,000

		40,162,040

Commercial Services—3.0%
Alliance Data Systems Corp.
6.375%, 04/01/20 (144A)	10,000,000	10,825,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.750%, 03/15/20 (a)	1,100,000	1,303,511

Commercial Services—(Continued)
Ceridian Corp.
11.250%, 11/15/15 (a)	2,325,000	$2,412,188
11.000%, 03/15/21 (144A)	525,000	565,688
FTI Consulting, Inc.
6.750%, 10/01/20 (a)	1,000,000	1,087,500
6.000%, 11/15/22 (144A)	1,750,000	1,859,375
Great Lakes Dredge & Dock Corp.
7.375%, 02/01/19	2,300,000	2,438,000
Hertz Corp. (The)
7.500%, 10/15/18	7,500,000	8,315,625
5.875%, 10/15/20	425,000	450,500
Iron Mountain, Inc.
7.750%, 10/01/19 (a)	1,425,000	1,590,656
5.750%, 08/15/24	2,650,000	2,659,937
Live Nation Entertainment, Inc.
8.125%, 05/15/18 (144A)	3,750,000	4,096,875
Sotheby’s
5.250%, 10/01/22 (144A)	4,300,000	4,364,500
United Rentals North America, Inc.
8.250%, 02/01/21	2,375,000	2,701,562
7.625%, 04/15/22	2,000,000	2,245,000
6.125%, 06/15/23	1,300,000	1,397,500

		48,313,417

Construction Materials—0.8%
Griffon Corp.
7.125%, 04/01/18	1,575,000	1,708,875
Interline Brands, Inc.
10.000%, 11/15/18 (144A) (a) (c)	500,000	556,250
Louisiana-Pacific Corp.
7.500%, 06/01/20	1,500,000	1,713,750
Masco Corp.
7.125%, 03/15/20	3,500,000	4,091,686
Nortek, Inc.
8.500%, 04/15/21 (144A)	1,000,000	1,112,500
Owens Corning
9.000%, 06/15/19 (a)	1,625,000	2,084,597
4.200%, 12/15/22	1,875,000	1,921,380

		13,189,038

Distribution/Wholesale—0.2%
HD Supply, Inc.
11.500%, 07/15/20	1,450,000	1,721,875
10.500%, 01/15/21	550,000	574,063

		2,295,938

Diversified Financial Services—3.7%
Aircastle, Ltd.
6.250%, 12/01/19	1,425,000	1,563,938
Cantor Fitzgerald L.P.
7.875%, 10/15/19 (144A)	2,550,000	2,685,046
Discover Financial Services
3.850%, 11/21/22	1,526,000	1,573,849
Ford Motor Credit Co. LLC
5.000%, 05/15/18	1,000,000	1,103,910

MIST-149

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
General Electric Capital Corp.
7.125%, 06/15/22 (a) (b)	2,400,000	$2,796,194
International Lease Finance Corp.
8.750%, 03/15/17 (a)	6,500,000	7,678,125
6.250%, 05/15/19	2,000,000	2,200,000
8.250%, 12/15/20 (a)	1,000,000	1,227,500
Lazard Group LLC
7.125%, 05/15/15	3,300,000	3,652,262
Legg Mason, Inc.
5.500%, 05/21/19	2,000,000	2,172,966
Macquarie Group, Ltd.
6.000%, 01/14/20 (144A)	2,500,000	2,746,600
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.875%, 10/01/20 (144A)	1,950,000	2,164,500
6.500%, 07/01/21 (144A)	4,200,000	4,399,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.625%, 03/15/20 (144A) (a)	700,000	736,750
5.875%, 03/15/22 (144A)	3,500,000	3,718,750
Nuveen Investments, Inc.
9.125%, 10/15/17 (144A)	5,000,000	5,187,500
9.500%, 10/15/20 (144A)	3,600,000	3,780,000
Raymond James Financial, Inc.
8.600%, 08/15/19	4,075,000	5,254,325
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp.
9.500%, 06/15/19 (144A) (a)	2,250,000	2,469,375
SLM Corp.
6.250%, 01/25/16	1,300,000	1,426,721
ZFS Finance USA Trust V
6.500%, 05/09/37 (144A) (b)	630,000	677,250

		59,215,061

Electric—1.9%
Black Hills Corp.
5.875%, 07/15/20	2,000,000	2,326,112
Coso Geothermal Power Holdings
7.000%, 07/15/26 (144A)	1,406,563	703,281
DPL, Inc.
7.250%, 10/15/21	3,650,000	3,887,250
Duquesne Light Holdings, Inc.
6.400%, 09/15/20 (144A)	5,000,000	6,088,540
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
11.250%, 12/01/18 (144A) (c)	1,500,000	1,458,750
Mirant Americas Generation LLC
9.125%, 05/01/31	2,075,000	2,329,188
National Fuel Gas Co.
6.500%, 04/15/18	5,000,000	6,003,215
8.750%, 05/01/19	1,750,000	2,285,903
4.900%, 12/01/21	850,000	948,910
NSG Holdings LLC / NSG Holdings, Inc.
7.750%, 12/15/25 (144A)	3,175,000	3,349,625

Electric—(Continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, 10/01/20 (144A)	1,500,000	$1,128,750

		30,509,524

Electrical Components & Equipment—0.3%
Anixter, Inc.
5.625%, 05/01/19 (a)	2,125,000	2,268,438
Belden, Inc.
5.500%, 09/01/22 (144A)	2,500,000	2,575,000

		4,843,438

Electronics—0.2%
Jabil Circuit, Inc.
4.700%, 09/15/22	1,500,000	1,501,875
Stoneridge, Inc.
9.500%, 10/15/17 (144A)	1,725,000	1,863,000

		3,364,875

Energy - Alternate Sources—0.1%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	2,135,206	2,294,091

Engineering & Construction—0.5%
Dycom Investments, Inc.
7.125%, 01/15/21	4,375,000	4,703,125
MasTec, Inc.
4.875%, 03/15/23	2,200,000	2,183,500
Odebrecht Finance, Ltd.
6.000%, 04/05/23 (144A)	1,092,000	1,228,500

		8,115,125

Entertainment—1.8%
CCM Merger, Inc.
9.125%, 05/01/19 (144A) (a)	2,450,000	2,523,500
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.
5.250%, 03/15/21 (144A)	1,700,000	1,695,750
Graton Economic Development Authority
9.625%, 09/01/19 (144A)	3,755,000	4,224,375
Mohegan Tribal Gaming Authority
11.500%, 11/01/17 (144A)	4,000,000	4,360,000
MU Finance plc
8.375%, 02/01/17 (144A)	2,779,294	3,029,430
Pinnacle Entertainment, Inc.
7.750%, 04/01/22 (a)	1,500,000	1,618,125
River Rock Entertainment Authority (The)
9.000%, 11/01/18	2,741,000	1,726,830
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (144A)	2,975,000	2,980,578
Speedway Motorsports, Inc.
8.750%, 06/01/16	2,500,000	2,650,000
6.750%, 02/01/19 (144A)	1,600,000	1,716,000

MIST-150

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
WMG Acquisition Corp.
11.500%, 10/01/18 (a)	1,625,000	$1,915,469
6.000%, 01/15/21 (144A)	800,000	842,000

		29,282,057

Environmental Control—0.3%
ADS Waste Holdings, Inc.
8.250%, 10/01/20 (144A)	1,000,000	1,082,500
Clean Harbors, Inc.
5.250%, 08/01/20	2,700,000	2,801,250

		3,883,750

Food—1.0%
American Stores Co.
7.100%, 03/20/28 (a)	250,000	303,125
Cencosud S.A.
4.875%, 01/20/23 (144A) (a)	900,000	916,689
Del Monte Corp.
7.625%, 02/15/19 (a)	2,000,000	2,085,000
Hawk Acquisition Sub, Inc.
4.250%, 10/15/20 (144A)	1,400,000	1,403,500
Land O’ Lakes, Inc.
6.000%, 11/15/22 (144A)	1,750,000	1,872,500
Michael Foods Holding, Inc. 8.500%, 07/15/18 (144A) (a) (c)	850,000	879,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.250%, 04/01/15	756,000	759,780
Post Holdings, Inc. 7.375%, 02/15/22	3,000,000	3,296,250
Smithfield Foods, Inc. 6.625%, 08/15/22	875,000	955,937
US Foods, Inc. 8.500%, 06/30/19 (144A) (a)	3,500,000	3,731,875
Wells Enterprises, Inc. 6.750%, 02/01/20 (144A)	275,000	290,813

		16,495,219

Forest Products & Paper—0.4%
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/16 (144A) (a)	3,000,000	3,150,000
Millar Western Forest Products, Ltd. 8.500%, 04/01/21	2,000,000	2,010,000
Unifrax I LLC/Unifrax Holding Co. 7.500%, 02/15/19 (144A)	1,175,000	1,216,125

		6,376,125

Hand/Machine Tools—0.5%
BC Mountain LLC/BC Mountain Finance, Inc. 7.000%, 02/01/21 (144A)	1,675,000	1,779,687
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, 05/15/19 (144A)	3,500,000	3,885,000

Hand/Machine Tools—(Continued)
Milacron LLC/Mcron Finance Corp. 7.750%, 02/15/21 (144A)	2,100,000	$2,181,375

		7,846,062

Healthcare - Products—0.6%
Biomet, Inc. 6.500%, 08/01/20 (144A) (a)	6,600,000	7,029,000
Hologic, Inc. 6.250%, 08/01/20	1,625,000	1,736,719
Kinetic Concepts, Inc./KCI USA, Inc. 10.500%, 11/01/18 (a)	1,250,000	1,359,375

		10,125,094

Healthcare - Services—3.2%
Amsurg Corp. 5.625%, 11/30/20 (144A)	1,336,000	1,412,820
Capella Healthcare, Inc. 9.250%, 07/01/17 (a)	2,400,000	2,610,000
Centene Corp. 5.750%, 06/01/17 (a)	3,750,000	4,040,625
Community Health Systems, Inc. 8.000%, 11/15/19	9,000,000	10,012,500
DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	4,000,000	4,175,000
HCA Holdings, Inc.
6.250%, 02/15/21 (a)	1,400,000	1,496,250
7.750%, 05/15/21 (a)	6,150,000	6,868,781
HCA, Inc.
6.500%, 02/15/20 (a)	3,000,000	3,391,875
7.500%, 02/15/22 (a)	5,000,000	5,762,500
7.690%, 06/15/25	175,000	187,688
HealthSouth Corp. 8.125%, 02/15/20 (a)	3,400,000	3,765,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 05/15/19	1,000,000	1,056,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.000%, 02/01/18 (a)	5,000,000	5,343,750

		50,123,539

Holding Companies - Diversified—0.2%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	3,000,000	3,112,500

Home Builders—0.6%
Beazer Homes USA, Inc. 7.250%, 02/01/23 (144A) (a)	275,000	281,875
Brookfield Residential Properties, Inc. 6.500%, 12/15/20 (144A)	1,600,000	1,720,000
K. Hovnanian Enterprises, Inc. 5.000%, 11/01/21	1,050,000	976,500
KB Home 9.100%, 09/15/17	2,000,000	2,360,000

MIST-151

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
Lennar Corp.
12.250%, 06/01/17 (a)	900,000	$1,199,250
4.750%, 12/15/17 (a)	1,100,000	1,157,750
Ryland Group, Inc. (The) 5.375%, 10/01/22	1,200,000	1,230,000

		8,925,375

Household Products—0.5%
Avon Products, Inc.
4.600%, 03/15/20	1,050,000	1,092,331
5.000%, 03/15/23 (a)	700,000	719,652
Elizabeth Arden, Inc. 7.375%, 03/15/21 (a)	5,975,000	6,669,594

		8,481,577

Household Products/Wares—1.6%
Armored Autogroup, Inc. 9.250%, 11/01/18	1,250,000	1,121,875
Prestige Brands, Inc. 8.125%, 02/01/20 (a)	1,200,000	1,360,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.500%, 05/15/18 (a)	10,500,000	11,090,625
9.875%, 08/15/19 (a)	1,650,000	1,812,937
5.750%, 10/15/20 (a)	1,250,000	1,276,563
Scotts Miracle-Gro Co. (The) 6.625%, 12/15/20	4,500,000	4,927,500
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (144A)	2,500,000	2,690,625
6.625%, 11/15/22 (144A)	500,000	543,750

		24,824,375

Housewares—0.3%
American Standard Americas
10.750%, 01/15/16 (144A)	3,000,000	3,127,500
RSI Home Products, Inc.
6.875%, 03/01/18 (144A) (a)	950,000	969,000

		4,096,500

Insurance—0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (144A) (a)	1,750,000	1,806,875
AXA S.A.
6.379%, 12/14/36 (144A) (b)	2,325,000	2,319,187
Fidelity National Financial, Inc.
6.600%, 05/15/17 (a)	3,700,000	4,199,789
HUB International, Ltd.
8.125%, 10/15/18 (144A) (a)	3,500,000	3,701,250
Liberty Mutual Group, Inc.
4.950%, 05/01/22 (144A)	505,000	554,754
10.750%, 06/15/58 (144A) (b)	1,500,000	2,325,000

		14,906,855

Internet—0.3%
Cogent Communications Group, Inc.
8.375%, 02/15/18 (144A)	1,790,000	$1,991,375
Equinix, Inc.
4.875%, 04/01/20 (a)	700,000	708,750
7.000%, 07/15/21	2,450,000	2,728,687

		5,428,812

Iron/Steel—0.6%
Allegheny Ludlum Corp.
6.950%, 12/15/25	3,700,000	4,320,882
ArcelorMittal
6.000%, 03/01/21 (a)	1,000,000	1,053,015
Cliffs Natural Resources, Inc.
5.900%, 03/15/20 (a)	2,000,000	2,136,686
Essar Steel Algoma, Inc.
9.875%, 06/15/15 (144A) (a)	1,500,000	1,230,000

		8,740,583

IT Services—1.3%
Brocade Communications Systems, Inc.
6.875%, 01/15/20	1,900,000	2,090,000
NCR Corp.
5.000%, 07/15/22 (144A)	750,000	755,625
NetApp, Inc.
3.250%, 12/15/22 (a)	1,065,000	1,050,644
Seagate HDD Cayman
6.875%, 05/01/20	1,500,000	1,620,000
SRA International, Inc.
11.000%, 10/01/19 (a)	3,550,000	3,745,250
SunGard Data Systems, Inc.
7.375%, 11/15/18	4,000,000	4,300,000
6.625%, 11/01/19 (144A)	5,500,000	5,706,250
7.625%, 11/15/20 (a)	1,450,000	1,578,687

		20,846,456

Leisure Time—0.2%
NCL Corp., Ltd.
9.500%, 11/15/18	845,000	959,075
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/22 (a)	1,500,000	1,526,250
Viking Cruises, Ltd.
8.500%, 10/15/22 (144A)	700,000	773,500

		3,258,825

Lodging—1.5%
Boyd Acquisition Sub LLC / Boyd Acquisition Finance Corp.
8.375%, 02/15/18 (144A) (a)	2,200,000	2,337,500
Boyd Gaming Corp.
7.125%, 02/01/16 (a)	2,000,000	2,022,500
Caesars Entertainment Operating Co., Inc.
8.500%, 02/15/20	1,700,000	1,684,062
Chester Downs & Marina LLC
9.250%, 02/01/20 (144A) (a)	2,100,000	2,016,000

MIST-152

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 07/01/19 (144A)	2,350,000	$2,620,250
MCE Finance, Ltd.
5.000%, 02/15/21 (144A) (a)	3,250,000	3,290,625
MTR Gaming Group, Inc.
11.500%, 08/01/19 (c)	1,525,000	1,589,813
RHP Hotel Properties L.P. / RHP Finance Corp.
5.000%, 04/15/21 (144A)	575,000	580,031
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
8.625%, 04/15/16 (144A)	3,600,000	3,870,000
Wyndham Worldwide Corp.
3.900%, 03/01/23	2,125,000	2,136,214
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.750%, 08/15/20 (a)	1,300,000	1,464,125

		23,611,120

Machinery - Diversified—0.7%
Cleaver-Brooks, Inc.
8.750%, 12/15/19 (144A) (a)	1,750,000	1,892,187
Flowserve Corp.
3.500%, 09/15/22	1,500,000	1,519,610
Manitowoc Co., Inc. (The)
8.500%, 11/01/20 (a)	4,900,000	5,561,500
5.875%, 10/15/22	2,225,000	2,341,812

		11,315,109

Media—4.6%
AMC Networks, Inc.
7.750%, 07/15/21	2,000,000	2,275,000
4.750%, 12/15/22	2,000,000	2,000,000
Bresnan Broadband Holdings LLC
8.000%, 12/15/18 (144A)	4,000,000	4,380,000
Cablevision Systems Corp.
5.875%, 09/15/22 (a)	4,500,000	4,471,875
CC Holdings GS V LLC
3.849%, 04/15/23 (144A)	2,795,000	2,821,687
CCO Holdings LLC / CCO Holdings Capital Corp.
8.125%, 04/30/20 (a)	3,000,000	3,367,500
5.250%, 03/15/21 (144A)	1,600,000	1,598,000
5.750%, 09/01/23 (144A)	2,000,000	2,015,000
Clear Channel Communications, Inc.
9.000%, 12/15/19 (144A) (a)	3,500,000	3,381,875
11.250%, 03/01/21 (144A) (a)	2,475,000	2,549,250
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	2,000,000	2,097,500
DISH DBS Corp.
4.625%, 07/15/17 (a)	4,000,000	4,170,000
6.750%, 06/01/21	3,350,000	3,735,250
5.875%, 07/15/22	2,850,000	3,003,187
5.000%, 03/15/23 (144A)	2,800,000	2,768,500

Media—(Continued)
Harron Communications L.P. / Harron Finance Corp.
9.125%, 04/01/20 (144A) (a)	1,400,000	$1,561,000
LIN Television Corp.
8.375%, 04/15/18	1,250,000	1,367,188
Mediacom Broadband LLC / Mediacom Broadband Corp.
6.375%, 04/01/23 (144A) (a)	5,050,000	5,264,625
Mediacom LLC / Mediacom Capital Corp.
9.125%, 08/15/19 (a)	6,350,000	7,119,937
Nara Cable Funding, Ltd.
8.875%, 12/01/18 (144A)	1,575,000	1,657,688
Ono Finance II plc
10.875%, 07/15/19 (144A)	1,750,000	1,820,000
ProQuest LLC / ProQuest Notes Co.
9.000%, 10/15/18 (144A)	3,150,000	3,142,125
Truven Health Analytics, Inc.
10.625%, 06/01/20 (144A)	3,300,000	3,778,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.500%, 01/15/23 (144A)	2,150,000	2,219,875

		72,565,562

Metal Fabricate/Hardware—0.9%
Atkore International, Inc.
9.875%, 01/01/18	4,000,000	4,410,000
Constellation Enterprises LLC
10.625%, 02/01/16 (144A)	3,325,000	3,507,875
JMC Steel Group
8.250%, 03/15/18 (144A) (a)	2,400,000	2,556,000
Valmont Industries, Inc.
6.625%, 04/20/20 (a)	3,500,000	4,150,405

		14,624,280

Mining—1.1%
FMG Resources (August 2006) Pty, Ltd.
8.250%, 11/01/19 (144A) (a)	5,000,000	5,418,750
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/23 (144A) (a)	2,100,000	2,110,307
Gold Fields Orogen Holding BVI, Ltd.
4.875%, 10/07/20 (144A)	3,400,000	3,345,688
KGHM International, Ltd.
7.750%, 06/15/19 (144A)	1,250,000	1,318,750
Mirabela Nickel, Ltd.
8.750%, 04/15/18 (144A) (a)	2,800,000	2,583,000
New Gold, Inc.
6.250%, 11/15/22 (144A)	700,000	736,750
Teck Resources, Ltd.
4.750%, 01/15/22 (a)	1,400,000	1,489,421

		17,002,666

Miscellaneous Manufacturing—1.4%
Actuant Corp.
5.625%, 06/15/22	1,075,000	1,120,688

MIST-153

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Amsted Industries, Inc.
8.125%, 03/15/18 (144A)	2,250,000	$2,430,000
Bombardier, Inc.
6.125%, 01/15/23 (144A) (a)	1,825,000	1,902,562
Park-Ohio Industries, Inc.
8.125%, 04/01/21 (a)	2,000,000	2,185,000
Polymer Group, Inc.
7.750%, 02/01/19	3,000,000	3,285,000
RBS Global, Inc. / Rexnord LLC
8.500%, 05/01/18 (a)	6,000,000	6,607,500
SPX Corp.
6.875%, 09/01/17	3,750,000	4,190,625

		21,721,375

Office Furnishings—0.2%
Steelcase, Inc.
6.375%, 02/15/21	3,000,000	3,321,837

Oil & Gas—9.5%
Alon Refining Krotz Springs, Inc.
13.500%, 10/15/14 (a)	1,600,000	1,722,000
Antero Resources Finance Corp.
7.250%, 08/01/19	2,500,000	2,721,875
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
7.750%, 01/15/21 (144A)	3,400,000	3,270,375
Berry Petroleum Co.
6.750%, 11/01/20 (a)	5,250,000	5,696,250
6.375%, 09/15/22	1,100,000	1,174,250
BreitBurn Energy Partners L.P. / BreitBurn Finance Corp.
7.875%, 04/15/22	3,600,000	3,870,000
Chaparral Energy, Inc.
8.250%, 09/01/21 (a)	5,675,000	6,455,312
7.625%, 11/15/22 (a)	650,000	713,375
7.625%, 11/15/22 (144A)	1,050,000	1,141,875
Concho Resources, Inc.
7.000%, 01/15/21	5,175,000	5,718,375
5.500%, 04/01/23 (a)	3,200,000	3,336,000
Continental Resources, Inc.
8.250%, 10/01/19	2,000,000	2,235,000
7.375%, 10/01/20	1,250,000	1,415,625
Energy XXI Gulf Coast, Inc.
7.750%, 06/15/19	3,360,000	3,620,400
Forest Oil Corp.
7.250%, 06/15/19 (a)	4,000,000	4,020,000
Halcon Resources Corp.
9.750%, 07/15/20 (144A)	1,200,000	1,332,000
8.875%, 05/15/21 (144A) (a)	2,800,000	3,031,000
Kerr-McGee Corp.
6.950%, 07/01/24	6,850,000	8,598,346
Kodiak Oil & Gas Corp.
8.125%, 12/01/19 (a)	3,250,000	3,688,750
5.500%, 01/15/21 (144A)	2,475,000	2,595,656

Oil & Gas—(Continued)
Laredo Petroleum, Inc.
7.375%, 05/01/22 (a)	1,300,000	$1,430,000
Legacy Reserves L.P. / Legacy Reserves Finance Corp.
8.000%, 12/01/20 (144A)	3,600,000	3,744,000
Linn Energy LLC / Linn Energy Finance Corp.
7.750%, 02/01/21 (a)	4,000,000	4,310,000
Lukoil International Finance B.V.
6.656%, 06/07/22 (144A)	3,000,000	3,570,000
MEG Energy Corp.
6.500%, 03/15/21 (144A)	3,675,000	3,932,250
6.375%, 01/30/23 (144A) (a)	750,000	783,750
Newfield Exploration Co.
5.625%, 07/01/24	4,950,000	5,123,250
Oasis Petroleum, Inc.
7.250%, 02/01/19	6,000,000	6,540,000
6.500%, 11/01/21 (a)	1,500,000	1,642,500
Offshore Group Investment, Ltd.
7.125%, 04/01/23 (144A)	1,150,000	1,178,750
OGX Austria GmbH
8.500%, 06/01/18 (144A) (a)	4,000,000	3,140,000
Pacific Rubiales Energy Corp.
5.125%, 03/28/23 (144A)	1,700,000	1,723,800
Pan American Energy LLC
7.875%, 05/07/21 (144A)	305,000	294,325
PDC Energy, Inc.
7.750%, 10/15/22 (144A)	2,400,000	2,556,000
Pioneer Natural Resources Co.
7.200%, 01/15/28	1,510,000	1,968,910
Plains Exploration & Production Co.
6.500%, 11/15/20	3,700,000	4,107,000
6.875%, 02/15/23 (a)	1,100,000	1,251,250
Precision Drilling Corp.
6.500%, 12/15/21 (a)	650,000	697,125
QEP Resources, Inc.
6.800%, 03/01/20	1,450,000	1,613,125
6.875%, 03/01/21	1,000,000	1,142,500
Quicksilver Resources, Inc.
8.250%, 08/01/15 (a)	2,000,000	1,977,500
Range Resources Corp.
8.000%, 05/15/19	1,975,000	2,172,500
5.000%, 03/15/23 (144A) (a)	2,450,000	2,511,250
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.199%, 03/06/22 (144A)	1,650,000	1,639,688
SM Energy Co.
6.625%, 02/15/19	4,775,000	5,145,063
6.500%, 11/15/21	2,250,000	2,469,375
6.500%, 01/01/23 (a)	800,000	880,000
Stone Energy Corp.
7.500%, 11/15/22	4,850,000	5,322,875
Tesoro Corp.
5.375%, 10/01/22 (a)	1,500,000	1,571,250
W&T Offshore, Inc.
8.500%, 06/15/19 (a)	2,250,000	2,458,125

MIST-154

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Whiting Petroleum Corp.
6.500%, 10/01/18 (a)	3,000,000	$3,240,000
WPX Energy, Inc.
6.000%, 01/15/22	3,500,000	3,683,750

		150,176,375

Oil & Gas Services—1.6%
Dresser-Rand Group, Inc.
6.500%, 05/01/21	3,500,000	3,753,750
FMC Technologies, Inc.
3.450%, 10/01/22	2,200,000	2,237,763
Hiland Partners L.P. / Hiland Partners Finance Corp.
7.250%, 10/01/20 (144A)	1,000,000	1,097,500
Hornbeck Offshore Services, Inc.
5.875%, 04/01/20	3,700,000	3,848,000
5.000%, 03/01/21 (144A)	3,000,000	2,985,000
Oil States International, Inc.
6.500%, 06/01/19 (a)	3,175,000	3,413,125
5.125%, 01/15/23 (144A) (a)	1,100,000	1,102,750
SEACOR Holdings, Inc.
7.375%, 10/01/19	4,150,000	4,515,881
SESI LLC
6.375%, 05/01/19	1,750,000	1,890,000

		24,843,769

Packaging & Containers—2.0%
AEP Industries, Inc.
8.250%, 04/15/19	2,500,000	2,731,250
Ardagh Packaging Finance plc
9.125%, 10/15/20 (144A)	2,000,000	2,225,000
Crown Cork & Seal Co., Inc.
7.375%, 12/15/26 (a)	10,000,000	11,200,000
Packaging Dynamics Corp.
8.750%, 02/01/16 (144A)	1,500,000	1,573,125
Rock Tenn Co.
3.500%, 03/01/20	1,280,000	1,317,600
4.900%, 03/01/22 (a)	1,500,000	1,625,578
Sealed Air Corp.
8.375%, 09/15/21 (144A)	3,200,000	3,680,000
6.875%, 07/15/33 (144A)	4,500,000	4,297,500
Tekni-Plex, Inc.
9.750%, 06/01/19 (144A)	2,200,000	2,442,000

		31,092,053

Pharmaceuticals—0.5%
Grifols, Inc.
8.250%, 02/01/18	1,500,000	1,657,500
Sky Growth Acquisition Corp.
7.375%, 10/15/20 (144A)	4,150,000	4,409,375
Zoetis, Inc.
1.875%, 02/01/18 (144A)	1,000,000	1,007,605

		7,074,480

Pipelines—2.3%
El Paso Corp.
7.000%, 06/15/17 (a)	2,000,000	$2,297,454
6.500%, 09/15/20	3,200,000	3,551,370
Energy Transfer Partners L.P.
5.200%, 02/01/22 (a)	4,500,000	5,061,186
IFM US Colonial Pipeline 2 LLC
6.450%, 05/01/21 (144A)	4,900,000	5,511,260
Inergy Midstream L.P. / NRGM Finance Corp.
6.000%, 12/15/20 (144A)	650,000	679,250
Kinder Morgan Finance Co. LLC
6.000%, 01/15/18 (144A)	2,000,000	2,223,234
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
6.750%, 11/01/20 (a)	3,000,000	3,292,500
6.250%, 06/15/22 (a)	650,000	703,625
5.500%, 02/15/23	1,475,000	1,552,437
4.500%, 07/15/23 (a)	1,000,000	980,000
Panhandle Eastern Pipeline Co. L.P.
7.000%, 06/15/18	1,850,000	2,250,466
Regency Energy Partners L.P. / Regency Energy Finance Corp.
5.500%, 04/15/23	1,100,000	1,182,500
Sabine Pass Liquefaction LLC
5.625%, 02/01/21 (144A) (a)	1,125,000	1,168,594
Tennessee Gas Pipeline Co.
7.500%, 04/01/17	3,500,000	4,305,084
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
5.875%, 10/01/20 (144A) (a)	1,500,000	1,590,000

		36,348,960

Real Estate—0.1%
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	1,100,000	1,133,740

Real Estate Investment Trusts—2.3%
American Tower Corp.
4.700%, 03/15/22	2,750,000	2,994,145
3.500%, 01/31/23 (a)	1,400,000	1,391,396
Camden Property Trust
2.950%, 12/15/22 (a)	2,450,000	2,398,388
Corrections Corp. of America
4.125%, 04/01/20 (144A)	1,200,000	1,228,500
DDR Corp.
7.875%, 09/01/20 (a)	2,625,000	3,342,486
Goodman Funding Pty, Ltd.
6.375%, 11/12/20 (144A)	3,000,000	3,514,986
6.000%, 03/22/22 (144A) (a)	2,400,000	2,756,995
Health Care REIT, Inc.
6.125%, 04/15/20	2,000,000	2,368,014
4.950%, 01/15/21	2,150,000	2,394,150
Host Hotels & Resorts L.P.
5.250%, 03/15/22	700,000	780,500
Kilroy Realty L.P.
3.800%, 01/15/23	2,225,000	2,283,413

MIST-155

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Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Omega Healthcare Investors, Inc.
6.750%, 10/15/22	1,675,000	$1,855,062
ProLogis L.P.
5.625%, 11/15/16	1,129,000	1,280,419
6.875%, 03/15/20 (d)	4,000,000	4,915,576
Washington Real Estate Investment Trust
3.950%, 10/15/22 (a)	3,000,000	3,062,313

		36,566,343

Retail—4.6%
Bon-Ton Department Stores, Inc. (The)
10.625%, 07/15/17 (a)	2,500,000	2,515,625
Brookstone Co., Inc.
13.000%, 10/15/14 (144A)	3,089,000	3,073,555
Brown Shoe Co., Inc.
7.125%, 05/15/19 (a)	3,500,000	3,710,000
CDR DB Sub, Inc.
7.750%, 10/15/20 (144A)	5,000,000	5,162,500
Claire’s Stores, Inc.
8.875%, 03/15/19 (a)	275,000	291,500
9.000%, 03/15/19 (144A)	1,800,000	2,043,000
6.125%, 03/15/20 (144A) (a)	1,300,000	1,339,000
DineEquity, Inc.
9.500%, 10/30/18 (a)	4,500,000	5,152,500
Ferrellgas L.P. / Ferrellgas Finance Corp.
6.500%, 05/01/21 (a)	1,750,000	1,815,625
J.Crew Group, Inc.
8.125%, 03/01/19 (a)	3,500,000	3,780,000
J.C. Penney Corp., Inc.
7.950%, 04/01/17 (a)	1,250,000	1,184,375
L Brands, Inc.
8.500%, 06/15/19	1,250,000	1,540,625
7.000%, 05/01/20	3,000,000	3,495,000
7.600%, 07/15/37 (a)	1,000,000	1,081,250
Michaels Stores, Inc.
7.750%, 11/01/18 (a)	1,400,000	1,536,500
Petco Animal Supplies, Inc.
9.250%, 12/01/18 (144A)	1,500,000	1,661,250
PVH Corp.
4.500%, 12/15/22	600,000	594,000
QVC, Inc.
7.375%, 10/15/20 (144A)	2,500,000	2,769,623
4.375%, 03/15/23 (144A) (a)	1,425,000	1,443,471
Rite Aid Corp.
9.500%, 06/15/17	2,000,000	2,100,000
7.700%, 02/15/27	5,500,000	5,362,500
6.875%, 12/15/28 (144A)	1,000,000	890,000
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/22 (a)	1,475,000	1,546,906
Serta Simmons Holdings LLC
8.125%, 10/01/20 (144A) (a)	2,500,000	2,609,375
Shearer’s Foods LLC / Chip Fin Corp.
9.000%, 11/01/19 (144A)	2,800,000	3,080,000
Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
7.375%, 08/01/21 (a)	4,093,000	4,532,997

Retail—(Continued)
Tops Holding Corp. / Tops Markets LLC
8.875%, 12/15/17 (144A)	3,500,000	$3,858,750
Toys “R” Us Property Co. I LLC
10.750%, 07/15/17	3,525,000	3,811,406
Toys “R” Us Property Co. II LLC
8.500%, 12/01/17	1,550,000	1,644,938

		73,626,271

Savings & Loans—0.2%
People’s United Financial, Inc.
3.650%, 12/06/22 (a)	2,850,000	2,910,722
Washington Mutual Bank
6.875%, 06/15/11 (e) (f)	6,000,000	600

		2,911,322

Semiconductors—0.8%
Advanced Micro Devices, Inc.
7.750%, 08/01/20	2,000,000	1,850,000
Freescale Semiconductor, Inc.
9.250%, 04/15/18 (144A)	1,000,000	1,102,500
10.750%, 08/01/20	4,100,000	4,674,000
KLA-Tencor Corp.
6.900%, 05/01/18	2,000,000	2,400,240
NXP B.V. / NXP Funding LLC
9.750%, 08/01/18 (144A)	468,000	535,860
5.750%, 03/15/23 (144A)	600,000	613,500
Sensata Technologies B.V.
6.500%, 05/15/19 (144A)	1,500,000	1,623,750

		12,799,850

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/21 (a)	3,500,000	3,823,750

Software—2.4%
Dun & Bradstreet Corp. (The)
4.375%, 12/01/22 (a)	3,575,000	3,641,577
First Data Corp.
11.250%, 03/31/16 (a)	1,250,000	1,262,500
8.250%, 01/15/21 (144A) (a)	7,000,000	7,315,000
11.250%, 01/15/21 (144A) (a)	2,925,000	3,056,625
12.625%, 01/15/21 (a)	4,750,000	5,171,563
10.625%, 06/15/21 (144A)	2,900,000	2,947,125
Infor US, Inc.
9.375%, 04/01/19 (a)	2,200,000	2,505,250
Mantech International Corp.
7.250%, 04/15/18	2,500,000	2,662,500
Nuance Communications, Inc.
5.375%, 08/15/20 (144A)	4,000,000	4,070,000
Sophia L.P. / Sophia Finance, Inc.
9.750%, 01/15/19 (144A) (a)	3,000,000	3,360,000
Southern Graphics, Inc.
8.375%, 10/15/20 (144A)	2,600,000	2,704,000

		38,696,140

MIST-156

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—9.2%
CenturyLink, Inc.
6.150%, 09/15/19 (a)	7,110,000	$7,546,632
6.450%, 06/15/21 (a)	3,400,000	3,609,753
Clearwire Communications LLC / Clearwire Finance, Inc.
12.000%, 12/01/15 (144A)	3,500,000	3,782,187
14.750%, 12/01/16 (144A)	600,000	843,000
CommScope, Inc.
8.250%, 01/15/19 (144A)	2,000,000	2,180,000
CPI International, Inc.
8.000%, 02/15/18	2,500,000	2,612,500
Cricket Communications, Inc.
7.750%, 10/15/20 (a)	5,700,000	5,714,250
Crown Castle International Corp.
5.250%, 01/15/23	900,000	919,125
Digicel Group, Ltd.
10.500%, 04/15/18 (144A)	3,000,000	3,367,500
Digicel, Ltd.
7.000%, 02/15/20 (144A)	3,000,000	3,165,000
DigitalGlobe, Inc.
5.250%, 02/01/21 (144A)	3,250,000	3,241,875
Frontier Communications Corp.
9.250%, 07/01/21 (a)	1,225,000	1,411,813
7.125%, 01/15/23 (a)	750,000	762,188
7.625%, 04/15/24	1,400,000	1,443,750
GCI, Inc.
6.750%, 06/01/21	1,550,000	1,460,875
Hughes Satellite Systems Corp.
7.625%, 06/15/21	5,000,000	5,743,750
Intelsat Jackson Holdings S.A.
7.500%, 04/01/21 (a)	4,500,000	5,028,750
Intelsat Luxembourg S.A.
11.250%, 02/04/17	6,900,000	7,357,125
6.750%, 06/01/18 (144A)	525,000	543,375
7.750%, 06/01/21 (144A)	2,425,000	2,473,500
8.125%, 06/01/23 (144A)	1,320,000	1,346,400
Lynx I Corp.
5.375%, 04/15/21 (144A) (a)	1,175,000	1,227,875
Lynx II Corp.
6.375%, 04/15/23 (144A) (a)	2,575,000	2,710,187
Matterhorn Mobile S.A.
6.750%, 05/15/19 (144A) (CHF)	1,325,000	1,488,165
MetroPCS Wireless, Inc.
7.875%, 09/01/18 (a)	3,500,000	3,841,250
6.625%, 11/15/20	2,000,000	2,097,500
NeuStar, Inc.
4.500%, 01/15/23 (144A)	1,175,000	1,128,000
NII Capital Corp.
10.000%, 08/15/16 (a)	1,750,000	1,579,375
8.875%, 12/15/19 (a)	2,500,000	1,893,750
Sable International Finance, Ltd.
8.750%, 02/01/20 (144A) (a)	2,225,000	2,525,375
SBA Telecommunications, Inc.
8.250%, 08/15/19	1,950,000	2,159,625
5.750%, 07/15/20 (144A)	1,500,000	1,565,625

Telecommunications—(Continued)
SES
3.600%, 04/04/23 (144A)	1,585,000	$1,599,970
Sprint Capital Corp.
6.900%, 05/01/19	10,000,000	11,025,000
Sprint Nextel Corp.
9.125%, 03/01/17	2,500,000	2,968,750
7.000%, 03/01/20 (144A)	3,000,000	3,502,500
7.000%, 08/15/20	4,400,000	4,862,000
Syniverse Holdings, Inc.
9.125%, 01/15/19	3,600,000	3,969,000
Telefonica Emisiones SAU
7.045%, 06/20/36	1,800,000	1,941,298
Telemar Norte Leste S.A.
5.500%, 10/23/20 (144A)	2,095,000	2,194,513
Telemovil Finance Co., Ltd.
8.000%, 10/01/17 (144A)	2,700,000	2,956,500
UPCB Finance V, Ltd.
7.250%, 11/15/21 (144A)	2,850,000	3,163,500
ViaSat, Inc.
6.875%, 06/15/20	2,000,000	2,155,000
Vimpel-Communications Via VIP Finance Ireland, Ltd. OJSC
7.748%, 02/02/21 (144A) (a)	2,125,000	2,385,312
Virgin Media Finance plc
8.375%, 10/15/19 (a)	2,000,000	2,245,000
5.250%, 02/15/22 (a)	1,000,000	1,021,250
Wind Acquisition Finance S.A.
11.750%, 07/15/17 (144A)	6,000,000	6,390,000
7.250%, 02/15/18 (144A)	1,500,000	1,569,375
Windstream Corp.
7.000%, 03/15/19 (a)	3,500,000	3,591,875
7.500%, 04/01/23 (a)	1,500,000	1,597,500

		145,908,418

Transportation—1.4%
Asciano Finance, Ltd.
4.625%, 09/23/20 (144A)	2,250,000	2,391,712
Commercial Barge Line Co.
12.500%, 07/15/17	2,075,000	2,264,344
Florida East Coast Railway Corp.
8.125%, 02/01/17	5,500,000	5,926,250
Gulfmark Offshore, Inc.
6.375%, 03/15/22	3,225,000	3,370,125
Martin Midstream Partners L.P. / Martin Midstream Finance Corp.
7.250%, 02/15/21 (144A) (a)	1,000,000	1,012,500
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3.750%, 05/11/17 (144A)	1,875,000	2,010,581
Viterra, Inc.
5.950%, 08/01/20 (144A)	4,250,000	4,580,255
Watco Cos. LLC / Watco Finance Corp.
6.375%, 04/01/23 (144A)	850,000	878,687

		22,434,454

MIST-157

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—0.2%
NESCO LLC/NESCO Holdings Corp.
11.750%, 04/15/17 (144A) (a)	2,400,000	$2,652,000

Total Corporate Bonds & Notes (Cost $1,234,760,189)		1,317,067,496

Convertible Bonds—10.7%

Advertising—0.2%
Omnicom Group, Inc.
Zero Coupon, 07/01/38	3,000,000	3,558,750

Airlines—0.3%
Continental Airlines, Inc.
4.500%, 01/15/15	2,600,000	4,663,750

Apparel—0.2%
Iconix Brand Group, Inc.
1.500%, 03/15/18 (144A)	2,500,000	2,700,000

Auto Manufacturers—0.4%
Ford Motor Co.
4.250%, 11/15/16	2,000,000	3,215,000
Volkswagen International Finance N.V.
5.500%, 11/09/15 (144A) (EUR)	2,600,000	3,415,432

		6,630,432

Auto Parts & Equipment—0.2%
Meritor, Inc.
7.875%, 03/01/26 (144A) (a)	1,500,000	1,529,063
4.000%, 02/15/27 (g)	2,000,000	1,601,250

		3,130,313

Beverages—0.2%
Molson Coors Brewing Co.
2.500%, 07/30/13 (a)	3,000,000	3,099,375

Biotechnology—0.9%
Corsicanto, Ltd.
3.500%, 01/15/32	3,350,000	4,156,094
Gilead Sciences, Inc.
0.625%, 05/01/13	2,500,000	6,421,887
Vertex Pharmaceuticals, Inc.
3.350%, 10/01/15 (a)	2,500,000	3,004,688

		13,582,669

Coal—0.0%
Alpha Appalachia Holdings, Inc.
3.250%, 08/01/15 (a)	620,000	599,850

Commercial Services—0.4%
Alliance Data Systems Corp.
1.750%, 08/01/13	3,000,000	6,168,750

Diversified Financial Services—0.5%
Affiliated Managers Group, Inc.
3.950%, 08/15/38	6,350,000	$7,905,750

Healthcare - Products—0.1%
Hologic, Inc.
2.000%, 03/01/42 (g)	1,500,000	1,575,000

Healthcare - Services—0.3%
Brookdale Senior Living, Inc.
2.750%, 06/15/18 (a)	3,000,000	3,635,625
WellPoint, Inc.
2.750%, 10/15/42 (144A)	1,500,000	1,646,250

		5,281,875

Household Products/Wares—0.3%
Jarden Corp.
1.875%, 09/15/18 (144A)	3,700,000	4,234,187

Insurance—0.0%
MGIC Investment Corp.
2.000%, 04/01/20 (a)	500,000	510,625

Internet—0.5%
priceline.com, Inc.
1.250%, 03/15/15 (144A)	437,280	996,179
1.000%, 03/15/18 (a)	2,500,000	2,767,187
TIBCO Software, Inc.
2.250%, 05/01/32 (144A) (a)	4,000,000	3,892,500

		7,655,866

IT Services—0.5%
EMC Corp.
1.750%, 12/01/13	2,000,000	2,986,260
NetApp, Inc.
1.750%, 06/01/13	1,000,000	1,093,125
SanDisk Corp.
1.500%, 08/15/17 (a)	2,500,000	3,234,375

		7,313,760

Machinery - Diversified—0.7%
Altra Holdings, Inc.
2.750%, 03/01/31	3,200,000	3,822,000
Chart Industries, Inc.
2.000%, 08/01/18	5,000,000	6,793,750

		10,615,750

Mining—0.1%
Newmont Mining Corp.
1.250%, 07/15/14 (a)	1,800,000	2,021,625

Miscellaneous Manufacturing—0.3%
Danaher Corp.
Zero Coupon, 01/22/21	2,500,000	4,520,312

MIST-158

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.1%
Chesapeake Energy Corp.
2.500%, 05/15/37 (a)	1,100,000	$1,059,438

Oil & Gas Services—0.3%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/19 (144A)	4,250,000	4,964,531

Pharmaceuticals—1.5%
ALZA Corp.
Zero Coupon, 07/28/20	5,000,000	5,600,000
Auxilium Pharmaceuticals, Inc.
1.500%, 07/15/18	325,000	329,875
BioMarin Pharmaceutical, Inc.
1.875%, 04/23/17	2,600,000	8,035,625
Medivation, Inc. 2.625%, 04/01/17 (a)	4,300,000	5,310,500
Onyx Pharmaceuticals, Inc. 4.000%, 08/15/16 (a)	950,000	2,218,250
Theravance, Inc. 3.000%, 01/15/15	2,500,000	2,968,750

		24,463,000

Real Estate Investment Trusts—0.7%
Boston Properties L.P. 3.625%, 02/15/14 (144A) (a)	750,000	777,656
3.750%, 05/15/36 (a)	1,000,000	1,033,125
Host Hotels & Resorts L.P. 2.500%, 10/15/29 (144A)	4,800,000	6,702,000
ProLogis L.P. 3.250%, 03/15/15 (a)	2,700,000	3,123,563

		11,636,344

Semiconductors—1.1%
Intel Corp. 3.250%, 08/01/39	4,250,000	5,123,927
Microchip Technology, Inc. 2.125%, 12/15/37	400,000	570,000
Micron Technology, Inc. 2.375%, 05/01/32 (144A) (a)	2,000,000	2,481,250
ON Semiconductor Corp. 2.625%, 12/15/26	3,500,000	3,653,125
Xilinx, Inc. 2.625%, 06/15/17 (a)	3,500,000	4,980,938

		16,809,240

Software—0.6%
Nuance Communications, Inc. 2.750%, 08/15/27 (a)	3,750,000	4,572,656
2.750%, 11/01/31 (a)	1,600,000	1,661,000
Salesforce.com, Inc. 0.750%, 01/15/15	1,750,000	3,690,313

		9,923,969

Telecommunications—0.3%
Clearwire Communications LLC / Clearwire Finance, Inc. 8.250%, 12/01/40 (144A)	1,500,000	1,678,125

Telecommunications—(Continued)
Nortel Networks Corp. 2.125%, 04/15/14 (e)	3,300,000	$3,267,000

		4,945,125

Total Convertible Bonds (Cost $151,484,250)		169,570,286

Convertible Preferred Stocks—2.6%

Aerospace & Defense—0.3%
United Technologies Corp. 7.500%, 08/01/15	80,000	4,788,000

Auto Components—0.1%
Cooper-Standard Holding, Inc. 7.000%, 12/31/49 (c) (h) (i)	5,543	981,111

Automobiles—0.3%
General Motors Co. Series B 4.750%, 12/01/13 (a)	98,200	4,216,708

Capital Markets—0.1%
AMG Capital Trust I 5.100%, 04/15/36 (a)	40,000	2,440,000

Commercial Banks—0.4%
Fifth Third Bancorp Series G 8.500%, 12/31/49	45,000	6,450,750

Diversified Financial Services—0.3%
Bank of America Corp. Series L 7.250%, 12/31/49 (a)	4,000	4,872,640

Electric Utilities—0.5%
NextEra Energy, Inc. 5.889%, 09/01/15	50,000	2,727,500
PPL Corp. 9.500%, 07/01/13	27,200	1,490,560
8.750%, 05/01/14	55,000	3,066,250

		7,284,310

Iron/Steel—0.1%
ArcelorMittal 6.000%, 01/15/16	50,000	1,062,500

Metals & Mining—0.2%
Cliffs Natural Resources, Inc. 7.000%, 02/01/16	178,230	3,327,554

Real Estate Investment Trusts—0.1%
Alexandria Real Estate Equities, Inc. 7.000%, 12/31/49	70,000	1,925,000

MIST-159

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.2%
Genesee & Wyoming, Inc. 5.000%, 10/01/15	26,000	$3,355,300

Total Convertible Preferred Stocks (Cost $37,626,440)		40,703,873

Common Stocks—1.3%

Auto Components—0.2%
Cooper-Standard Holding, Inc. (a) (h) (i)	86,700	3,606,720

Capital Markets—0.0%
Artisan Partners Asset Management, Inc. (h)	9,500	374,775

Chemicals—0.2%
Axiall Corp. (a)	30,000	1,864,800
Monsanto Co.	20,000	2,112,600

		3,977,400

Communications Equipment—0.1%
Palo Alto Networks, Inc. (h)	25,000	1,415,000

Energy Equipment & Services—0.1%
National Oilwell Varco, Inc.	20,000	1,415,000

Health Care Providers & Services—0.1%
Team Health Holdings, Inc. (h)	40,000	1,455,200

Internet Software & Services—0.0%
ExactTarget, Inc. (h)	20,000	465,400

Oil, Gas & Consumable Fuels—0.2%
Concho Resources, Inc. (a) (h)	20,000	1,948,600
Kodiak Oil & Gas Corp. (a) (h)	100,000	909,000

		2,857,600

Paper & Forest Products—0.1%
Boise Cascade Co. (h)	20,000	678,800
PT Indah Kiat Pulp and Paper Corp. (h)	1,867,500	169,673

		848,473

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A	20,000	1,280,600

Semiconductors & Semiconductor Equipment—0.1%
Broadcom Corp. - Class A	25,000	866,750
NVIDIA Corp.	45,000	576,900

		1,443,650

Software—0.1%
Informatica Corp. (a) (h)	35,000	1,206,450
VMware, Inc. - Class A (h)	10,000	788,800

		1,995,250

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association (a) (h)	227,275	$155,683

Total Common Stocks (Cost $24,745,097)		21,290,751

Preferred Stocks—0.7%

Commercial Banks—0.5%
Texas Capital Bancshares, Inc., 6.500%	86,800	2,193,436
U.S. Bancorp., Series A, 3.500% (a) (b)	2,305	2,115,990
Wachovia Capital Trust III, 5.570% (a) (b) (h)	3,143,000	3,157,929

		7,467,355

Diversified Financial Services—0.1%
GMAC Capital Trust I, Series 2, 8.125% (b)	50,000	1,360,000

Insurance—0.1%
Allstate Corp. (The), 5.100% (a) (b)	41,120	1,076,522

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association, Series S, 8.250% (b) (h)	136,300	442,975

Total Preferred Stocks (Cost $11,782,521)		10,346,852

Municipals—0.3%
Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds
6.731%, 07/01/43 (Cost $3,403,215)	3,350,000	4,215,037

Investment Company Security—0.2%
SPDR S&P MidCap 400 ETF Trust (Cost $3,481,053)	17,000	3,565,240

Foreign Government—0.1%

Sovereign—0.1%
Bermuda Government International Bond 4.138%, 01/03/23 (144A) (a) (Cost $1,750,000)	1,750,000	1,841,193

MIST-160

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Warrants—0.0%

Security Description	Shares/Principal Amount*	Value

Auto Components—0.0%
Cooper-Standard Holding, Inc., Strike Price $27.33, Expires 11/27/17 (h) (i)	20,875	$343,811

Media—0.0%
Ion Media Second Lien Warrants, Expires 12/18/16 (h) (i)	395	138,250
Ion Media Unsecured Debt Warrant Restricted, Expires 12/18/16 (h) (i)	390	78,000

		216,250

Total Warrants (Cost $2,394,059)		560,061

Short-Term Investments—19.4%

Mutual Fund—19.3%
State Street Navigator Securities Lending MET Portfolio (j)	307,301,669	307,301,669

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $826,001, on 04/01/13 colateralized by $845,000 Federal Home Loan Mortgage Corp. at 0.000% due 01/14/2014 with a value of $843,944.	826,000	826,000

Total Short-Term Investments (Cost $308,127,669)		308,127,669

Total Investments—118.2% (Cost $1,779,554,493) (k)		1,877,288,458
Other assets and liabilities (net)—(18.2)%		(288,427,538)

Net Assets—100.0%		$1,588,860,920

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $297,063,674 and the collateral received consisted of cash in the amount of $307,301,669. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $307,224.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent less than 0.05% of net assets.
(g)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(h)	Non-income producing security.
(i)	Illiquid security. As of March 28, 2013, these securities represent 0.3% of net assets.
(j)	Represents investment of cash collateral received from securities lending transactions.
(k)	As of March 28, 2013, the aggregate cost of investments was $1,779,554,493. The aggregate unrealized appreciation and depreciation of investments were $127,893,953 and $(30,159,988), respectively, resulting in net unrealized appreciation of $97,733,965.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $537,792,384, which is 33.8% of net assets.
(CHF)—	Swiss Franc
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Short	Expiration Date	Number of Contracts	Contract Amount		Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	06/19/13	(175)	USD	(23,036,807)	$(60,459)

(USD)—	U.S. Dollar

MIST-161

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$6,830,000	$—	$6,830,000
Aerospace/Defense	—	28,088,991	—	28,088,991
Agriculture	—	3,294,750	—	3,294,750
Airlines	—	2,096,910	—	2,096,910
Apparel	—	6,754,750	—	6,754,750
Auto Manufacturers	—	6,201,125	—	6,201,125
Auto Parts & Equipment	—	17,457,519	—	17,457,519
Biotechnology	—	3,841,250	—	3,841,250
Chemicals	—	44,662,826	—	44,662,826
Coal	—	4,533,250	—	4,533,250
Commercial Banks	—	40,162,040	—	40,162,040
Commercial Services	—	48,313,417	—	48,313,417
Construction Materials	—	13,189,038	—	13,189,038
Distribution/Wholesale	—	2,295,938	—	2,295,938
Diversified Financial Services	—	59,215,061	—	59,215,061
Electric	—	30,509,524	—	30,509,524
Electrical Components & Equipment	—	4,843,438	—	4,843,438
Electronics	—	3,364,875	—	3,364,875
Energy - Alternate Sources	—	2,294,091	—	2,294,091
Engineering & Construction	—	8,115,125	—	8,115,125
Entertainment	—	29,282,057	—	29,282,057
Environmental Control	—	3,883,750	—	3,883,750
Food	—	16,495,219	—	16,495,219
Forest Products & Paper	—	6,376,125	—	6,376,125
Hand/Machine Tools	—	7,846,062	—	7,846,062
Healthcare - Products	—	10,125,094	—	10,125,094
Healthcare - Services	—	50,123,539	—	50,123,539
Holding Companies - Diversified	—	3,112,500	—	3,112,500
Home Builders	—	8,925,375	—	8,925,375
Household Products	—	8,481,577	—	8,481,577
Household Products/Wares	—	24,824,375	—	24,824,375
Housewares	—	4,096,500	—	4,096,500
Insurance	—	14,906,855	—	14,906,855
Internet	—	5,428,812	—	5,428,812
Iron/Steel	—	8,740,583	—	8,740,583
IT Services	—	20,846,456	—	20,846,456
Leisure Time	—	3,258,825	—	3,258,825

MIST-162

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Lodging	$—	$23,611,120	$—	$23,611,120
Machinery - Diversified	—	11,315,109	—	11,315,109
Media	—	72,565,562	—	72,565,562
Metal Fabricate/Hardware	—	14,624,280	—	14,624,280
Mining	—	17,002,666	—	17,002,666
Miscellaneous Manufacturing	—	21,721,375	—	21,721,375
Office Furnishings	—	3,321,837	—	3,321,837
Oil & Gas	—	150,176,375	—	150,176,375
Oil & Gas Services	—	24,843,769	—	24,843,769
Packaging & Containers	—	31,092,053	—	31,092,053
Pharmaceuticals	—	7,074,480	—	7,074,480
Pipelines	—	36,348,960	—	36,348,960
Real Estate	—	1,133,740	—	1,133,740
Real Estate Investment Trusts	—	36,566,343	—	36,566,343
Retail	—	73,626,271	—	73,626,271
Savings & Loans	—	2,910,722	600	2,911,322
Semiconductors	—	12,799,850	—	12,799,850
Shipbuilding	—	3,823,750	—	3,823,750
Software	—	38,696,140	—	38,696,140
Telecommunications	—	145,908,418	—	145,908,418
Transportation	—	22,434,454	—	22,434,454
Trucking & Leasing	—	2,652,000	—	2,652,000
Total Corporate Bonds & Notes	—	1,317,066,896	600	1,317,067,496
Total Convertible Bonds*	—	169,570,286	—	169,570,286
Convertible Preferred Stocks
Aerospace & Defense	4,788,000	—	—	4,788,000
Auto Components	—	981,111	—	981,111
Automobiles	4,216,708	—	—	4,216,708
Capital Markets	2,440,000	—	—	2,440,000
Commercial Banks	6,450,750	—	—	6,450,750
Diversified Financial Services	4,872,640	—	—	4,872,640
Electric Utilities	7,284,310	—	—	7,284,310
Iron/Steel	1,062,500	—	—	1,062,500
Metals & Mining	3,327,554	—	—	3,327,554
Real Estate Investment Trusts	1,925,000	—	—	1,925,000
Road & Rail	—	3,355,300	—	3,355,300
Total Convertible Preferred Stocks	36,367,462	4,336,411	—	40,703,873
Common Stocks
Auto Components	3,606,720	—	—	3,606,720
Capital Markets	374,775	—	—	374,775
Chemicals	3,977,400	—	—	3,977,400
Communications Equipment	1,415,000	—	—	1,415,000
Energy Equipment & Services	1,415,000	—	—	1,415,000
Health Care Providers & Services	1,455,200	—	—	1,455,200
Internet Software & Services	465,400	—	—	465,400
Oil, Gas & Consumable Fuels	2,857,600	—	—	2,857,600
Paper & Forest Products	678,800	169,673	—	848,473
Personal Products	1,280,600	—	—	1,280,600
Semiconductors & Semiconductor Equipment	1,443,650	—	—	1,443,650
Software	1,995,250	—	—	1,995,250
Thrifts & Mortgage Finance	155,683	—	—	155,683
Total Common Stocks	21,121,078	169,673	—	21,290,751
Preferred Stocks
Commercial Banks	2,193,436	5,273,919	—	7,467,355
Diversified Financial Services	1,360,000	—	—	1,360,000
Insurance	1,076,522	—	—	1,076,522

MIST-163

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Thrifts & Mortgage Finance	$442,975	$—	$—	$442,975
Total Preferred Stocks	5,072,933	5,273,919	—	10,346,852
Total Municipals	—	4,215,037	—	4,215,037
Total Investment Company Security	3,565,240	—	—	3,565,240
Total Foreign Government*	—	1,841,193	—	1,841,193
Warrants
Auto Components	343,811	—	—	343,811
Media	—	216,250	—	216,250
Total Warrants	343,811	216,250	—	560,061
Short-Term Investments
Mutual Fund	307,301,669	—	—	307,301,669
Repurchase Agreement	—	826,000	—	826,000
Total Short-Term Investments	307,301,669	826,000	—	308,127,669
Total Investments	$373,772,193	$1,503,515,665	$600	$1,877,288,458

Collateral for securities loaned (Liability)	$—	$(307,301,669)	$—	$(307,301,669)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(60,459)	$—	$—	$(60,459)
Total Futures Contracts	$(60,459)	$—	$—	$(60,459)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Accrued Premiums	Change in Unrealized Depreciation	Balance as of March 28, 2013	Change in Unrealized Depreciation from Investments Still Held at March 28, 2013
Corporate Bonds & Notes
Saving & Loans	$600	$37	$(37)	$600	$(37)

MIST-164

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Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Esterline Technologies Corp. (a)	164,200	$12,429,940
Textron, Inc.	209,300	6,239,233

		18,669,173

Automobiles—0.5%
Harley-Davidson, Inc.	109,700	5,847,010

Beverages—0.5%
Beam, Inc.	98,700	6,271,398

Capital Markets—4.4%
Affiliated Managers Group, Inc. (a)	64,600	9,920,622
Ares Capital Corp.	741,200	13,415,720
Lazard, Ltd. - Class A	145,700	4,972,741
Raymond James Financial, Inc.	309,100	14,249,510
TD Ameritrade Holding Corp.	352,000	7,258,240

		49,816,833

Chemicals—4.6%
Ashland, Inc.	206,600	15,350,380
Axiall Corp.	179,300	11,145,288
Celanese Corp. - Series A	91,100	4,012,955
CF Industries Holdings, Inc.	29,900	5,692,063
Chemtura Corp. (a)	465,000	10,048,650
International Flavors & Fragrances, Inc.	75,000	5,750,250

		51,999,586

Commercial Banks—8.5%
CIT Group, Inc. (a)	466,000	20,261,680
City National Corp. (b)	171,600	10,108,956
Comerica, Inc. (b)	364,000	13,085,800
Fifth Third Bancorp.	762,000	12,428,220
M&T Bank Corp. (b)	125,900	12,987,844
Signature Bank (a)	68,900	5,426,564
SunTrust Banks, Inc.	498,000	14,347,380
Zions Bancorporation (b)	300,000	7,497,000

		96,143,444

Commercial Services & Supplies—0.6%
Tyco International, Ltd.	200,000	6,400,000

Computers & Peripherals—1.2%
NCR Corp. (a)	214,000	5,897,840
NetApp, Inc. (a)	211,100	7,211,176

		13,109,016

Construction & Engineering—3.4%
Jacobs Engineering Group, Inc. (a)	346,800	19,504,032
URS Corp.	392,000	18,584,720

		38,088,752

Consumer Finance—0.2%
Discover Financial Services	61,200	2,744,208

Containers & Packaging—1.9%
Ball Corp.	110,000	$5,233,800
Rock-Tenn Co. - Class A	126,500	11,737,935
Sealed Air Corp.	173,300	4,178,263

		21,149,998

Electric Utilities—3.9%
Edison International	266,000	13,385,120
ITC Holdings Corp. (b)	68,300	6,096,458
N.V. Energy, Inc.	563,900	11,294,917
PPL Corp.	413,500	12,946,685

		43,723,180

Electrical Equipment—1.4%
Eaton Corp. plc	250,700	15,355,375

Electronic Equipment, Instruments & Components—3.3%
Anixter International, Inc. (b)	231,900	16,214,448
Arrow Electronics, Inc. (a)	262,500	10,662,750
TE Connectivity, Ltd.	261,700	10,973,081

		37,850,279

Energy Equipment & Services—4.3%
Atwood Oceanics, Inc. (a) (b)	129,000	6,777,660
Cameron International Corp. (a)	111,600	7,276,320
Nabors Industries, Ltd.	353,000	5,725,660
Rowan Cos. plc - Class A (a)	212,100	7,499,856
Superior Energy Services, Inc. (a)	553,000	14,361,410
Tidewater, Inc. (b)	136,000	6,868,000

		48,508,906

Food Products—2.3%
Bunge, Ltd. (b)	225,000	16,611,750
Kellogg Co.	93,300	6,011,319
Pinnacle Foods, Inc. (a)	158,500	3,520,285

		26,143,354

Health Care Equipment & Supplies—0.5%
Hologic, Inc. (a)	258,400	5,839,840

Health Care Providers & Services—5.7%
Cigna Corp.	285,000	17,775,450
Community Health Systems, Inc.	306,600	14,529,774
DaVita Health Care Partners, Inc. (a)	55,000	6,522,450
Humana, Inc.	110,000	7,602,100
Laboratory Corp. of America Holdings (a) (b)	109,400	9,867,880
Universal Health Services, Inc. - Class B	125,000	7,983,750

		64,281,404

Hotels, Restaurants & Leisure—0.5%
Hyatt Hotels Corp. - Class A (a)	145,000	6,268,350

Household Durables—1.0%
Tupperware Brands Corp.	143,300	11,713,342

MIST-165

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—9.8%
ACE, Ltd.	177,000	$15,747,690
Allstate Corp. (The)	216,000	10,599,120
Brown & Brown, Inc.	186,900	5,988,276
Everest Re Group, Ltd.	120,300	15,622,158
Hartford Financial Services Group, Inc. (b)	645,000	16,641,000
Lincoln National Corp.	337,700	11,012,397
Marsh & McLennan Cos., Inc.	226,400	8,596,408
PartnerRe, Ltd.	120,500	11,219,755
XL Group plc	517,000	15,665,100

		111,091,904

Internet Software & Services—0.2%
Monster Worldwide, Inc. (a) (b)	497,800	2,523,846

IT Services—1.4%
Fidelity National Information Services, Inc.	395,500	15,669,710

Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	92,382	3,877,273
Life Technologies Corp. (a)	169,600	10,961,248
PerkinElmer, Inc.	247,700	8,332,628

		23,171,149

Machinery—3.4%
Dover Corp.	170,000	12,389,600
IDEX Corp.	199,000	10,630,580
Kennametal, Inc. (b)	150,700	5,883,328
Pentair, Ltd.	171,800	9,062,450

		37,965,958

Media—2.3%
Discovery Communications, Inc. - Class A (a) (b)	71,000	5,590,540
Interpublic Group of Cos., Inc. (The)	1,546,000	20,144,380

		25,734,920

Metals & Mining—2.2%
Allegheny Technologies, Inc. (b)	346,900	11,000,199
Reliance Steel & Aluminum Co.	193,000	13,735,810

		24,736,009

Multi-Utilities—2.3%
CMS Energy Corp.	511,000	14,277,340
PG&E Corp.	133,000	5,922,490
Wisconsin Energy Corp.	136,000	5,833,040

		26,032,870

Multiline Retail—1.3%
Macy’s, Inc.	341,600	14,292,544

Oil, Gas & Consumable Fuels—4.2%
Noble Energy, Inc.	95,600	11,057,096
QEP Resources, Inc.	357,000	11,366,880
Range Resources Corp.	69,900	5,664,696

Oil, Gas & Consumable Fuels—(Continued)
Tesoro Corp.	80,600	$4,719,130
Valero Energy Corp.	312,000	14,192,880

		47,000,682

Paper & Forest Products—0.9%
International Paper Co.	214,000	9,968,120

Personal Products—0.4%
Avon Products, Inc.	218,500	4,529,505

Pharmaceuticals—2.7%
Actavis, Inc. (a)	152,000	14,000,720
Mylan, Inc. (a)	572,000	16,553,680

		30,554,400

Real Estate Investment Trusts—6.1%
Alexandria Real Estate Equities, Inc.	66,600	4,727,268
American Campus Communities, Inc.	79,600	3,609,064
BioMed Realty Trust, Inc.	284,900	6,153,840
Brandywine Realty Trust	197,900	2,938,815
Camden Property Trust	43,600	2,994,448
Liberty Property Trust	275,684	10,958,439
Macerich Co. (The) (REIT)	149,000	9,592,620
Ventas, Inc.	127,900	9,362,280
Vornado Realty Trust	112,200	9,384,408
Weingarten Realty Investors (b)	91,400	2,883,670
Weyerhaeuser Co.	192,200	6,031,236

		68,636,088

Real Estate Management & Development—1.9%
Jones Lang LaSalle, Inc.	211,800	21,055,038

Road & Rail—1.3%
Hertz Global Holdings, Inc. (a)	254,000	5,654,040
Ryder System, Inc.	161,200	9,631,700

		15,285,740

Semiconductors & Semiconductor Equipment—2.4%
Analog Devices, Inc.	267,000	12,412,830
Broadcom Corp. - Class A	176,800	6,129,656
NXP Semiconductor N.V. (a)	114,200	3,455,692
Xilinx, Inc.	148,200	5,656,794

		27,654,972

Software—0.5%
Adobe Systems, Inc. (a)	131,700	5,730,267

Specialty Retail—2.4%
Abercrombie & Fitch Co. - Class A	219,000	10,117,800
Genesco, Inc. (a) (b)	51,500	3,094,635
Pier 1 Imports, Inc. (b)	341,000	7,843,000
Tiffany & Co. (b)	81,000	5,632,740

		26,688,175

MIST-166

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Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—1.1%
WESCO International, Inc. (a) (b)	176,900	$12,844,709

Total Common Stocks (Cost $927,399,575)		1,121,090,054

Short-Term Investments—10.6%

Mutual Fund—9.6%
State Street Navigator Securities Lending MET Portfolio (c)	107,973,281	107,973,281

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $11,374,013 on 04/01/13, collateralized by $11,250,000 U.S. Treasury Note at 2.250% due 05/31/14 with a value of $11,601,563.	11,374,000	11,374,000

Total Short-Term Investments (Cost $119,347,281)		119,347,281

Total Investments—109.7% (Cost $1,046,746,856) (d)		1,240,437,335
Other assets and liabilities (net)—(9.7)%		(109,516,328)

Net Assets—100.0%		$1,130,921,007

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $105,955,711 and the collateral received consisted of cash in the amount of $107,973,281. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,046,746,856. The aggregate unrealized appreciation and depreciation of investments were $197,337,914 and $(3,647,435), respectively, resulting in net unrealized appreciation of $193,690,479.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

MIST-167

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,121,090,054	$—	$—	$1,121,090,054
Short-Term Investments
Mutual Fund	107,973,281	—	—	107,973,281
Repurchase Agreement	—	11,374,000	—	11,374,000
Total Short-Term Investments	107,973,281	11,374,000	—	119,347,281
Total Investments	$1,229,063,335	$11,374,000	$—	$1,240,437,335

Collateral for securities loaned (Liability)	$—	$(107,973,281)	$—	$(107,973,281)

*	See Schedule of Investments for additional detailed categorizations.

MIST-168

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Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—97.1% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.6%
Affinion Group, Inc. Term Loan
6.500%, 07/16/15	2,575,365	$2,522,248
inVentiv Health, Inc.
Incremental Term Loan 7.750%, 05/15/18	1,191,858	1,184,408
Term Loan 7.500%, 08/04/16	1,181,243	1,172,384

		4,879,040

Aerospace/Defense—1.9%
DAE Aviation Holdings, Inc.
Term Loan 6.250%, 10/29/18	684,633	691,907
6.250%, 11/02/18	310,367	313,665
Ducommun, Inc. Term Loan
5.500%, 06/28/17	408,224	412,306
DynCorp International LLC Term Loan
6.250%, 07/07/16	1,750,814	1,765,039
Evergreen International Aviation, Inc. Term Loan
0.000%, 06/30/15 (b)	758,908	752,267
Flying Fortress, Inc. First Lien Term Loan
5.000%, 06/30/17	3,275,000	3,295,469
Hawker Beechcraft Acquisition Co. LLC Term Loan
5.750%, 02/14/20	775,000	779,844
Sequa Corp. Term Loan
5.250%, 06/19/17	1,521,188	1,547,174
Silver II US Holdings LLC Term Loan
4.000%, 12/05/19	2,945,125	2,968,527
Transdigm, Inc. Term Loan
3.750%, 02/28/20	4,064,813	4,126,207

		16,652,405

Apparel—0.1%
Wolverine Worldwide, Inc. Term Loan
4.003%, 07/31/19	448,781	454,391

Auto Manufacturers—1.0%
Chrysler Group LLC Term Loan
6.000%, 05/24/17	6,246,536	6,377,601
HHI Holdings LLC Term Loan
5.000%, 10/05/18	1,963,687	1,985,778

		8,363,379

Auto Parts & Equipment—3.2%
Allison Transmission, Inc. Term Loan 3.210%, 08/07/17	1,400,308	$1,407,018
4.250%, 08/23/19	4,046,852	4,103,002
Federal-Mogul Corp. Term Loan 2.138%, 12/29/14	3,557,310	3,334,484
2.138%, 12/28/15	2,861,413	2,682,176
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan 4.750%, 04/30/19	7,300,000	7,391,192
Jason, Inc. Term Loan 5.000%, 02/28/19	525,000	527,625
Metaldyne Co. LLC Term Loan 5.000%, 12/18/18	1,271,813	1,294,069
Schaeffler AG Term Loan 0.000%, 01/27/17 (c)	775,000	784,687
Tomkins LLC Term Loan 3.750%, 09/29/16	2,962,584	2,999,616
Veyance Technologies, Inc. First Lien Term Loan 5.250%, 09/15/17	2,875,000	2,890,574

		27,414,443

Biotechnology—0.0%
Alkermes, Inc. Term Loan 3.500%, 09/18/19	374,060	376,086

Capital Markets—0.3%
Compass Investors, Inc. Term Loan 5.250%, 12/27/19	2,069,813	2,091,374
Mitel Networks Corp. Term Loan 7.000%, 02/27/19	725,000	735,875

		2,827,249

Chemicals—3.5%
AI Chem & Cy S.C.A. Term Loan 0.000%, 08/30/19 (c)	279,817	280,866
0.000%, 10/01/19 (c)	145,183	144,457
AZ Chem US, Inc. Term Loan 5.250%, 12/22/17	978,552	996,492
Chemtura Corp. Term Loan 5.500%, 08/27/16	1,450,000	1,471,750
Emerald Performance Materials LLC Term Loan 6.750%, 05/18/18	669,938	676,638

MIST-169

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Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
General Chemical Corp. Term Loan 5.002%, 10/06/15	305,184	$308,236
Huntsman International LLC Extended Term Loan 2.743%, 04/19/17	1,348,302	1,359,820
Ineos U.S. Finance LLC Term Loan 6.500%, 05/04/18	7,338,418	7,464,551
Omnova Solutions, Inc. Term Loan 4.250%, 05/31/18	1,786,387	1,808,717
PQ Corp. Term Loan 4.500%, 08/07/17	2,566,318	2,596,792
Rockwood Specialties Group, Inc. Term Loan 3.750%, 02/09/18	1,105,412	1,115,084
Taminco NV Term Loan 4.250%, 02/15/19	371,257	375,666
Tronox, Inc. Term Loan 4.500%, 03/13/20	1,975,000	2,004,271
U.S. Coatings Acquisition, Inc. Term Loan 4.750%, 02/03/20	3,775,000	3,829,481
Unifrax Corp. Term Loan 4.250%, 11/28/18	278,527	281,661
Univar, Inc. Term Loan 5.000%, 06/30/17	4,990,171	5,045,866

		29,760,348

Coal—0.8%
Arch Coal, Inc. Term Loan 5.750%, 05/16/18	2,829,936	2,880,875
Patriot Coal Corp. Term Loan 9.250%, 10/04/13	800,000	807,000
Walter Energy, Inc. Term Loan 5.750%, 04/02/18	3,336,381	3,360,570

		7,048,445

Commercial Services—6.8%
ACCO Brands Corp. Term Loan 4.250%, 04/30/19	1,016,603	1,031,216
Allied Security Holdings LLC First Lien Term Loan 5.250%, 02/03/17	392,006	395,436

Commercial Services—(Continued)
Altegrity, Inc. Term Loan 7.750%, 02/20/15	398,549	$401,289
3.204%, 02/21/15	1,995,849	1,958,427
Audio Visual Services Group, Inc. Term Loan 6.750%, 11/09/18	1,069,581	1,077,603
Avis Budget Car Rental LLC Term Loan 3.750%, 03/15/19	550,000	556,871
BakerCorp International, Inc. Term Loan 4.250%, 02/14/20	2,275,000	2,290,167
BAR/BRI Review Courses, Inc. Term Loan 6.000%, 06/16/17	588,094	589,564
Booz Allen Hamilton Inc. Term Loan 4.500%, 07/31/19	796,000	808,338
Brickman Group Holdings, Inc. Term Loan 5.500%, 10/14/16	969,239	988,624
Catalent Pharma Solutions, Inc. Term Loan 3.704%, 09/15/16	2,229,049	2,248,553
4.250%, 09/15/17	1,087,536	1,095,692
ClientLogic Corp. Extended Term Loan 7.055%, 01/30/17	2,394,165	2,361,246
Corporate Executive Board Co. (The) Term Loan 5.000%, 07/02/19	498,750	503,737
Delos Aircraft, Inc. Term Loan 4.750%, 04/12/16	2,250,000	2,266,875
Genpact International, Inc. Term Loan 4.250%, 08/30/19	1,542,250	1,566,668
Hertz Corp. (The) Term Loan 3.750%, 03/09/18	2,548,000	2,567,908
3.750%, 03/11/18	1,795,500	1,822,806
IAP Worldwide Services, Inc. Term Loan 10.000%, 12/31/15	1,287,177	965,383
Interactive Data Corp. Term Loan 3.750%, 02/11/18	2,504,504	2,536,595
ISS Holdings A/S Term Loan 0.000%, 03/15/18 (c)	450,000	451,969
John Henry Holdings, Inc. Term Loan 6.000%, 12/04/18	598,500	608,974

MIST-170

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Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
KAR Auction Services, Inc. Term Loan 3.750%, 05/19/17	2,775,668	$2,808,629
Language Line LLC Term Loan 6.250%, 06/20/16	2,007,905	1,998,703
Laureate Education, Inc. Extended Term Loan
5.250%, 06/18/18	5,473,614	5,537,426
Live Nation Entertainment, Inc. Term Loan
4.500%, 11/07/16	2,730,640	2,755,647
Meritas LLC First Lien Term Loan
7.500%, 07/28/17	1,018,740	1,018,740
Merrill Communications LLC First Lien Term Loan
7.250%, 03/08/18	700,000	703,500
Monitronics International, Inc. Term Loan
4.250%, 03/23/18	816,754	829,006
ServiceMaster Co. Extended Term Loan
4.460%, 01/31/17	2,918,197	2,951,482
Term Loan
4.250%, 04/01/17	1,421,438	1,436,540
U.S. Security Holdings, Inc. Delayed Draw Term Loan
6.000%, 07/28/17	112,959	114,159
Term Loan
6.000%, 07/28/17	577,114	583,245
Visant Holding Corp. Term Loan
5.250%, 12/22/16	1,831,515	1,780,768
Weight Watchers International, Inc. Term Loan
4.000%, 03/15/19	1,265,438	1,273,901
West Corp. Term Loan
4.250%, 06/29/18	5,235,218	5,326,834

		58,212,521

Construction Materials—0.7%
Fairmount Minerals, Ltd. Term Loan
5.250%, 03/15/17	3,136,655	3,160,832
Preferred Sands Holdings Co. Term Loan
9.000%, 12/15/16	1,926,862	1,801,617
Summit Materials I LLC Term Loan
5.000%, 01/30/19	445,567	449,326
Tank Holding Corp. Term Loan
4.250%, 07/09/19	951,930	955,499

		6,367,274

Containers & Packaging—1.0%
BWAY Corp. Term Loan
4.500%, 08/07/17	2,643,375	$2,678,070
Reynolds Group Holdings, Inc. Term Loan
4.750%, 09/28/18	5,422,750	5,507,963
Sealed Air Corp. Term Loan
4.000%, 10/03/18	517,125	525,690

		8,711,723

Distribution/Wholesale—0.9%
Autoparts Group Holdings, Inc. First Lien Term Loan
6.500%, 07/28/17	361,681	366,956
Michael Foods Group, Inc. Term Loan
4.250%, 02/23/18	2,187,501	2,224,415
VWR Funding, Inc.
Extended Term Loan
4.204%, 04/03/17	2,219,438	2,247,180
4.454%, 04/03/17	3,142,042	3,183,281

		8,021,832

Diversified Consumer Services—0.1%
McGraw-Hill Global Education Holdings LLC Term Loan
9.000%, 03/22/19	800,000	776,000
WASH Multifamily Laundry Systems LLC Term Loan
5.250%, 02/15/19	300,000	304,500

		1,080,500

Diversified Financial Services—3.2%
Altisource Solutions S.A.R.L. First Lien Term Loan
5.750%, 11/27/19	773,063	787,557
American Capital Holdings, Inc. Term Loan
5.500%, 08/22/16	800,000	814,000
Asset Acceptance Capital Corp. Term Loan
8.750%, 11/14/17	1,148,438	1,159,922
Citco Funding LLC Term Loan
4.250%, 05/23/18	2,465,091	2,471,253
Clipper Acquisitions Corp. Term Loan
4.000%, 02/06/20	523,688	528,924
Grosvenor Capital Management Holdings LLP Extended Term Loan
4.250%, 12/05/16	1,436,322	1,430,936
Hamilton Lane Advisors LLC Term Loan
5.250%, 02/23/18	688,750	693,916

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Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Harbourvest Partners LLC Term Loan
4.750%, 11/21/17	864,643	$871,128
LPL Holdings, Inc.
Term Loan 2.704%, 03/29/17	736,250	738,643
4.000%, 03/29/19	2,722,500	2,749,725
MIP Delaware LLC Term Loan
4.000%, 03/31/20	872,223	879,855
Nuveen Investments, Inc. Term Loan
5.204%, 05/13/17	6,025,000	6,141,734
Ocwen Financial Corp. Term Loan
5.000%, 02/15/18	1,200,000	1,221,000
Serta Simmons Holdings LLC Term Loan
5.003%, 10/01/19	1,575,000	1,598,953
Shield Finance Co. S.A.R.L. Term Loan
6.500%, 05/10/19	967,688	975,550
Trans Union LLC Term Loan
4.250%, 02/10/19	2,908,421	2,948,412
Walter Investment Management Corp. Term Loan
5.750%, 11/28/17	1,228,623	1,252,274

		27,263,782

Electric—2.2%
AES Corp. Term Loan
3.750%, 06/01/18	2,552,420	2,591,903
Calpine Corp.
Term Loan
4.000%, 04/02/18	4,902,250	4,975,019
4.000%, 10/09/19	796,000	807,642
Covanta Energy Corp. Term Loan
4.000%, 03/28/19	396,000	399,960
Dynegy Midwest Generation LLC Term Loan
9.250%, 08/04/16	388,987	406,815
Dynegy Power LLC Term Loan
9.250%, 08/04/16	663,981	693,445
LSP Madison Funding LLC Term Loan
5.500%, 06/28/19	696,667	707,117
NRG Energy, Inc. Term Loan
3.250%, 07/02/18	4,077,375	4,138,026
Raven Power Finance LLC Term Loan
7.250%, 11/15/18	498,750	509,972

Electric—(Continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Extended Term Loan
4.733%, 10/10/17	5,151,565	$3,670,464

		18,900,363

Electrical Components & Equipment—0.4%
Pelican Products, Inc. First Lien Delayed Draw Term Loan
7.000%, 07/11/18	818,813	820,859
Tallgrass Operations LLC Term Loan
5.250%, 11/13/18	2,119,688	2,158,548

		2,979,407

Electronics—3.0%
Aeroflex, Inc. Term Loan
5.750%, 05/09/18	1,859,802	1,896,223
CompuCom Systems, Inc. Term Loan
6.500%, 10/04/18	1,795,500	1,819,439
Dealer Computer Services, Inc. Term Loan
3.750%, 04/20/18	993,973	1,002,353
DG FastChannel, Inc. Term Loan
7.250%, 07/26/18	1,264,894	1,253,036
Eagle Parent, Inc. Term Loan
4.500%, 05/16/18	2,579,161	2,614,625
Edwards (Cayman Islands II), Ltd. Extended First Lien Term Loan
0.000%, 05/31/16 (c)	1,350,000	1,352,531
EIG Investors Corp. First Lien Term Loan
6.250%, 11/08/19	1,995,000	2,012,456
Fender Musical Instruments Corp. Term Loan
5.500%, 06/09/14	1,098,685	1,097,770
Generac Power Systems, Inc. Term Loan
6.250%, 05/30/18	1,359,167	1,394,845
NXP B.V.
Term Loan
4.500%, 03/03/17	1,960,000	2,007,775
4.750%, 01/11/20	897,750	919,446
Sensata Technologies Finance Co. LLC Term Loan
3.750%, 05/11/18	4,961,625	5,022,757
Sensus USA, Inc. First Lien Term Loan
4.750%, 05/09/17	3,111,500	3,119,279
Vantiv LLC Term Loan
3.750%, 03/27/19	445,500	447,867

		25,960,402

MIST-172

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Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.1%
Brock Holdings III, Inc. Term Loan
6.011%, 03/16/17	818,039	$829,287

Entertainment—1.0%
Affinity Gaming LLC Term Loan 5.500%, 11/09/17	420,750	427,324
Ameristar Casinos, Inc. Term Loan 4.000%, 04/16/18	784,000	791,472
Dave & Buster’s, Inc. Term Loan 5.500%, 06/01/16	584,482	585,944
Isle of Capri Casinos, Inc. Term Loan 4.853%, 03/24/17	204,575	206,109
Penn National Gaming, Inc. Term Loan 3.750%, 07/16/18	1,404,452	1,417,905
Pinnacle Entertainment, Inc. Incremental Term Loan 4.000%, 03/19/19	544,500	549,264
SeaWorld Parks & Entertainment, Inc. Term Loan 2.926%, 02/17/16	462,306	464,811
4.000%, 08/17/17	1,996,925	2,016,004
Six Flags Theme Parks, Inc. Term Loan 4.001%, 12/20/18	2,042,691	2,073,971

		8,532,804

Environmental Control—0.8%
ADS Waste Holdings, Inc. Term Loan 4.250%, 10/09/19	4,369,063	4,423,130
Progressive Waste Solutions, Ltd. Term Loan 3.500%, 10/24/19	523,688	531,707
Tervita Corp. Term Loan 6.250%, 05/01/18	1,600,000	1,621,249

		6,576,086

Food—5.6%
Advance Pierre Foods, Inc. Term Loan 5.750%, 07/10/17	1,271,813	1,292,479
American Seafoods Group LLC Term Loan 4.250%, 03/16/18	428,388	424,104
ARAMARK Corp. Extended Letter of Credit 3.709%, 07/26/16	154,267	155,443

Food—(Continued)
ARAMARK Corp. Extended Term Loan 3.704%, 07/26/16	2,345,733	$2,363,619
3.709%, 07/26/16	160,084	161,364
3.756%, 07/26/16	1,987,191	2,003,078
Term Loan
4.000%, 09/09/19	2,500,000	2,530,125
Blue Buffalo Co., Ltd. Term Loan 4.750%, 08/08/19	1,243,758	1,258,917
Brasa Holdings, Inc. First Lien Term Loan 7.500%, 07/19/19	422,875	424,989
Centerplate, Inc. Term Loan 5.753%, 10/15/18	374,063	378,037
Clearwater Seafoods L.P. Term Loan 6.755%, 06/06/18	471,373	476,087
Del Monte Foods Co. Term Loan 4.000%, 03/08/18	7,220,536	7,291,990
Dole Food Co., Inc. Term Loan 6.000%, 07/06/18	900,375	904,244
High Liner Foods, Inc. Term Loan 4.750%, 12/31/17	544,848	546,210
HJ Heinz Co. Term Loan 0.000%, 03/27/20 (c)	10,275,000	10,376,466
JBS USA Holdings, Inc. Term Loan 3.750%, 05/25/18	5,671,921	5,721,551
NPC International, Inc. Term Loan 4.500%, 12/28/18	551,417	560,722
Pinnacle Foods Finance LLC Term Loan 4.750%, 10/17/18	2,456,438	2,484,949
Pinnacle Foods Holdings Corp. Term Loan 4.750%, 10/17/18	272,250	275,118
Solvest, Ltd. Term Loan 6.000%, 07/06/18	1,611,200	1,618,123
Supervalu, Inc. Term Loan 6.250%, 03/21/19	2,200,000	2,241,446
U.S. Foodservice, Inc. Extended Term Loan 5.750%, 03/31/17	3,600,125	3,654,678
Windsor Quality Food Co., Ltd. Term Loan 5.000%, 02/16/17	1,117,500	1,127,977

		48,271,716

MIST-173

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Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food Service—0.3%
OSI Restaurant Partners LLC Term Loan 4.750%, 10/24/19	2,583,750	$2,623,573
Sagittarius Restaurants LLC Term Loan 7.750%, 05/18/15	233,203	235,535

		2,859,108

Hand/Machine Tools—0.1%
Apex Tool Group LLC Term Loan 4.500%, 01/28/20	700,000	710,937
Milacron LLC Term Loan 0.000%, 03/28/20 (c)	400,000	404,500

		1,115,437

Healthcare - Products—3.3%
Alere, Inc. Incremental Term Loan 4.250%, 06/30/17	445,500	449,816
Term Loan
4.250%, 06/30/17	543,125	548,330
4.253%, 06/30/17	2,689,100	2,714,869
Bausch & Lomb, Inc. Term Loan 5.250%, 05/17/19	2,903,063	2,934,416
Biomet, Inc. Extended Term Loan 4.014%, 07/25/17	5,469,917	5,532,717
BSN Medical Acquisition Holding GmbH Term Loan 5.000%, 08/28/19	550,000	556,417
CHG Buyer Corp. First Lien Term Loan 5.000%, 11/22/19	641,533	650,755
Convatec, Inc. Term Loan 5.000%, 12/22/16	3,335,461	3,394,876
DJO Finance LLC Term Loan 4.750%, 09/15/17	2,798,132	2,848,848
Fresenius U.S. Finance I, Inc. Term Loan 3.250%, 09/10/14	963,526	966,838
Hologic, Inc. Term Loan 4.500%, 08/01/19	1,815,875	1,843,302
Kinetic Concepts, Inc. Term Loan 5.500%, 05/04/18	4,320,395	4,404,102
MedAssets, Inc. Term Loan 4.000%, 12/13/19	568,500	574,185

Healthcare - Products—(Continued)
Sage Products, Inc. Term Loan 4.250%, 12/13/19	575,000	$580,930

		28,000,401

Healthcare - Services—7.5%
Alliance Healthcare Services, Inc. Term Loan
7.250%, 06/01/16	1,710,633	1,727,740
Ardent Medical Services, Inc. Term Loan
6.750%, 07/02/18	1,521,188	1,549,710
ATI Holdings LLC Term Loan
5.750%, 12/20/19	423,938	431,092
Community Health Systems, Inc. Extended Term Loan
3.787%, 01/25/17	7,452,862	7,542,527
CRC Health Corp. Extended Term Loan
4.784%, 11/16/15	2,093,560	2,104,028
DaVita, Inc.
Term Loan
4.500%, 10/20/16	1,832,813	1,855,723
4.000%, 11/01/19	3,017,438	3,052,564
Drumm Investors LLC Term Loan
5.000%, 05/04/18	1,966,574	1,906,347
Emdeon, Inc. Term Loan
5.000%, 11/02/18	792,000	803,633
Emergency Medical Services Corp. Term Loan
4.000%, 05/25/18	5,431,207	5,463,794
Hanger Orthopedic Group, Inc. Term Loan
4.000%, 12/01/16	1,787,806	1,805,684
HCA, Inc.
Extended Term Loan
2.704%, 05/01/16	900,000	903,515
3.534%, 03/31/17	4,500,000	4,544,978
3.454%, 05/01/18	4,281,543	4,322,556
Health Management Associates, Inc. Term Loan
3.500%, 11/16/18	3,016,636	3,045,445
Iasis Healthcare LLC Term Loan
4.500%, 05/03/18	1,541,100	1,564,699
Kindred Healthcare, Inc. Term Loan
5.250%, 06/01/18	1,696,348	1,714,372
LHP Hospital Group, Inc. Term Loan
9.000%, 07/03/18	521,063	534,740

MIST-174

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Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare - Services—(Continued)
Medpace, Inc. Term Loan
6.500%, 06/16/17	737,860	$739,704
MMM Holdings, Inc. Term Loan
9.750%, 10/09/17	694,737	699,947
MSO of Puerto Rico, Inc. Term Loan
9.750%, 10/26/17	505,263	508,421
Multiplan, Inc. Term Loan
4.000%, 08/18/17	2,430,602	2,461,288
MX USA, Inc. Term Loan
6.500%, 04/28/17	569,250	572,096
One Call Medical, Inc. Term Loan
5.500%, 08/16/19	872,813	881,905
Onex Carestream Finance LP Term Loan
5.000%, 02/25/17	2,007,699	2,019,531
Physiotherapy Associates Holdings, Inc. First Lien Term Loan
6.000%, 04/30/18	297,750	300,169
Radnet Management, Inc. Term Loan
5.500%, 09/30/18	1,467,625	1,486,888
Select Medical Corp. Incremental Term Loan
3.542%, 02/13/16	748,125	752,801
Term Loan 5.500%, 06/01/18	2,673,600	2,700,320
Sheridan Holdings, Inc. Term Loan
4.500%, 06/29/18	620,694	627,030
TriZetto Group, Inc. (The) Term Loan
4.750%, 05/02/18	1,684,888	1,699,105
Universal Health Services, Inc. Term Loan
3.750%, 11/15/16	617,698	624,133
Vanguard Health Holding Co II., LLC Term Loan
3.750%, 01/29/16	2,675,313	2,712,099
WC Luxco S.A.R.L. Term Loan
4.250%, 03/15/18	1,024,349	1,039,714

		64,698,298

Home Builders—0.1%
Armstrong World Industries, Inc. Term Loan
3.500%, 03/16/20	800,000	807,000

Home Furnishings—0.3%
Tempur-Pedic International, Inc. Term Loan
5.000%, 12/12/19	1,770,563	$1,797,596
Wilton Brands LLC Term Loan
7.500%, 08/30/18	609,375	620,039

		2,417,635

Household Products/Wares—0.7%
Prestige Brands, Inc. Term Loan
3.750%, 01/31/19	320,265	325,390
Spectrum Brands, Inc. Term Loan
4.500%, 12/17/19	3,291,750	3,337,354
Sun Products Corp. (The) Term Loan
5.500%, 03/18/20	2,150,000	2,175,531

		5,838,275

Industrial Conglomerates—0.1%
IG Investment Holdings LLC First Lien Term Loan
6.000%, 10/31/19	773,063	778,860

Insurance—2.3%
Alliant Holdings I, Inc. Term Loan
5.000%, 12/20/19	1,945,125	1,968,832
AmWINS Group, Inc. Term Loan
5.000%, 09/06/19	897,750	909,346
Asurion LLC Term Loan
4.500%, 05/24/19	8,528,625	8,607,694
CNO Financial Group, Inc. Term Loan
4.250%, 09/28/16	900,000	910,500
5.000%, 09/20/18	1,911,531	1,943,789
Cunningham Lindsey Group, Inc. First Lien Term Loan
5.000%, 12/10/19	673,313	686,779
HUB International, Ltd. Extended Term Loan
4.704%, 06/13/17	3,316,250	3,350,242
Sedgwick CMS Holdings, Inc. Term Loan
4.000%, 12/30/16	1,483,825	1,506,082

		19,883,264

Internet—2.2%
Ascend Learning Term Loan
7.003%, 05/23/17	1,885,676	1,883,909
Getty Images, Inc. Term Loan
4.750%, 10/18/19	5,710,688	5,803,994

MIST-175

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Go Daddy Operating Co. LLC Term Loan
4.250%, 12/17/18	1,553,557	$1,564,561
Internet Brands, Inc. Term Loan
6.250%, 03/15/19	925,000	928,469
RP Crown Parent LLC First Lien Term Loan
6.750%, 12/21/18	2,568,563	2,623,144
Sabre, Inc. Term Loan
5.250%, 02/19/19	1,172,063	1,188,905
Softlayer Technologies, Inc. Term Loan
7.250%, 11/05/16	733,125	741,678
SS&C Technologies, Inc. Term Loan
5.000%, 06/07/19	1,269,037	1,285,347
SurveyMonkey.com LLC Term Loan
5.500%, 02/05/19	550,000	559,625
Web.com Group, Inc. Term Loan
4.500%, 10/27/17	1,994,713	2,015,285

		18,594,917

Iron/Steel—0.2%
Essar Steel Algoma, Inc. Term Loan
8.750%, 09/19/14	995,000	1,019,875
United Distribution Group, Inc. Term Loan
7.500%, 10/09/18	1,140,800	1,092,316

		2,112,191

IT Services—2.6%
Acxiom Corp. Extended Term Loan
3.286%, 03/15/15	653,269	658,168
Attachmate Corp. First Lien Term Loan
7.272%, 11/22/17	2,854,844	2,888,745
Expert Global Solutions, Inc. Term Loan
8.330%, 04/03/18	1,874,747	1,893,494
iPayment, Inc. Term Loan
5.750%, 05/08/17	2,575,443	2,591,475
Mercury Payment Systems Canada LLC Term Loan
5.500%, 07/03/17	962,311	979,151
Moneygram International, Inc Term Loan
0.000%, 03/20/20 (c)	425,000	429,518
Sirius Computer Solutions, Inc. Term Loan
7.000%, 11/30/18	553,846	560,077

IT Services—(Continued)
SkillSoft Corp. Term Loan
5.000%, 05/26/17	731,273	$742,242
SunGard Data Systems, Inc. Term Loan
3.955%, 02/28/17	2,360,904	2,377,126
4.000%, 03/08/20	6,825,000	6,918,844
TASC, Inc. Term Loan 4.500%, 12/18/15	1,274,988	1,280,168
TNS, Inc. First Lien Term Loan 5.000%, 02/15/20	875,000	876,641
VeriFone, Inc. Term Loan 4.250%, 12/28/18	202,994	203,924

		22,399,573

Leisure Time—1.9%
Bombardier Recreational Products, Inc. Term Loan 5.000%, 01/22/19	4,175,000	4,221,534
Cedar Fair, L.P. Term Loan 3.250%, 03/06/20	1,200,000	1,216,876
ClubCorp Operations, Inc. Term Loan 5.000%, 11/30/16	2,650,083	2,698,116
Delta 2 (LUX) S.A.R.L. Extended Term Loan 6.000%, 04/30/19	1,930,549	1,958,128
Equinox Holdings, Inc. First Lien Term Loan 5.500%, 02/05/20	1,175,000	1,196,297
SRAM LLC Term Loan 3.631%, 06/07/18	1,975,932	1,980,872
Town Sports International, Inc. Term Loan 5.750%, 05/11/18	852,477	864,554
Travelport LLC Extended Delayed Draw Term Loan 5.056%, 08/21/15	1,081,210	1,077,831
Extended Term Loan 5.056%, 08/21/15	1,049,477	1,046,198

		16,260,406

Lodging—0.9%
Caesars Entertainment Operating Co., Inc Extended Term Loan 5.454%, 01/26/18	4,113,715	3,821,641
Las Vegas Sands LLC Extended Delayed Draw Term Loan 2.710%, 11/23/16	492,063	493,996
Extended Term Loan 2.710%, 11/23/16	1,039,454	1,043,538

MIST-176

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
MGM Resorts International Term Loan 4.250%, 12/20/19	2,493,750	$2,538,727

		7,897,902

Machinery - Construction & Mining—0.1%
Terex Corp. Term Loan 4.500%, 04/28/17	664,909	675,049

Machinery - Diversified—0.1%
Alliance Laundry Systems LLC Term Loan 4.500%, 12/07/18	348,228	350,622
CPM Acquisition Corp. First Lien Term Loan 6.250%, 08/29/17	472,625	477,056
Manitowoc Co., Inc. (The) Term Loan 4.250%, 11/13/17	127,298	128,969

		956,647

Media—8.2%
Acosta, Inc. Term Loan 5.000%, 03/02/18	4,440,124	4,501,176
Advantage Sales & Marketing, Inc. First Lien Term Loan 4.250%, 12/18/17	4,135,049	4,198,799
AMC Entertainment, Inc. Extended Term Loan 4.250%, 12/15/16	3,874,674	3,911,967
Term Loan 4.750%, 02/22/18	938,125	946,212
Atlantic Broadband Finance LLC Term Loan 4.500%, 11/29/19	820,875	834,727
BBHI Acquisition LLC Term Loan 4.500%, 12/14/17	1,234,567	1,243,671
Bragg Communications, Inc. Term Loan 3.500%, 02/28/18	396,000	399,465
Cengage Learning Acquisitions, Inc. Term Loan 2.710%, 07/03/14	1,943,458	1,504,965
Cequel Communications LLC Term Loan 4.000%, 02/14/19	6,113,250	6,178,680
Charter Communications Operating LLC Extended Term Loan 3.460%, 09/06/16	797,624	802,330
Term Loan 4.000%, 05/15/19	1,311,750	1,327,819

Media—(Continued)
Clear Channel Communications, Inc. Term Loan 3.854%, 01/29/16	1,771,679	$1,574,579
Crossmark Holdings, Inc. Term Loan 4.500%, 01/31/20	1,000,000	1,002,813
Crown Media Holdings, Inc. Term Loan 6.750%, 07/14/18	388,968	393,831
CSC Holdings, Inc. Extended Term Loan 1.954%, 03/29/16	2,231,000	2,240,928
Cumulus Media, Inc. Term Loan 4.500%, 09/17/18	4,859,693	4,928,336
Entercom Radio LLC Term Loan 5.012%, 11/23/18	486,525	496,864
Foxco Acquisition Sub LLC Term Loan 5.500%, 07/14/17	1,343,252	1,369,557
Gray Television, Inc. Term Loan 4.750%, 10/15/19	481,982	489,814
Instant Web, Inc. Delayed Draw Term Loan 3.579%, 08/07/14	112,358	82,022
Term Loan 3.579%, 08/07/14	1,077,849	786,830
ION Media Networks, Inc. Term Loan 7.250%, 07/31/18	822,938	829,110
Kabel Deutschland GMBH Term Loan 3.250%, 02/01/19	3,025,000	3,044,175
LIN Television Corp. Term Loan 4.000%, 12/21/18	543,128	550,596
LodgeNet Entertainment Corp. Term Loan 0.000%, 04/04/14 (b)	792,583	617,224
Mediacom Broadband LLC Term Loan 4.500%, 10/23/17	1,945,000	1,965,261
Mediacom LLC Term Loan 4.500%, 10/23/17	487,469	491,937
Mission Broadcasting, Inc. Term Loan 4.500%, 12/03/19	401,143	408,664
National CineMedia LLC First Lien Term Loan 3.460%, 11/23/19	500,000	504,791
Nexstar Broadcasting, Inc. Term Loan 4.500%, 12/03/19	948,857	966,648

MIST-177

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Nielsen Finance LLC Term Loan 2.952%, 05/02/16	5,362,540	$5,422,311
Nine Entertainment Group Ltd. Term Loan 3.500%, 01/17/20	725,000	728,059
Raycom TV Broadcasting, Inc. Term Loan 4.250%, 05/31/17	810,563	822,721
Regal Cinemas, Inc. Term Loan 3.228%, 08/23/17	2,517,063	2,544,199
Sinclair Television Group, Inc. Term Loan 5.250%, 10/28/16	679,040	682,006
Tribune Co. Term Loan 4.000%, 12/31/19	1,645,875	1,663,568
Truven Health Analytics, Inc. Term Loan 5.750%, 06/01/19	1,616,855	1,645,150
Univision Communications, Inc. Extended Term Loan 4.750%, 03/02/20	4,832,852	4,867,286
WMG Acquisition Corp. Term Loan 5.250%, 11/01/18	518,438	528,158
Zuffa LLC Term Loan 5.750%, 02/20/20	2,842,875	2,885,518

		70,382,767

Metal Fabricate/Hardware—1.1%
Ameriforge Group, Inc. First Lien Term Loan 6.000%, 12/19/19	523,688	531,216
Constellium Holdco B.V. Term Loan 6.250%, 03/25/20	500,000	513,750
Grede Holdings LLC Term Loan 7.000%, 04/03/17	948,110	955,220
JFB Firth Rixson, Inc. Term Loan 4.250%, 06/30/17	297,500	301,219
JMC Steel Group Term Loan 4.750%, 04/03/17	3,469,378	3,506,198
Rexnord LLC Term Loan 4.500%, 04/02/18	3,160,120	3,198,291
WireCo WorldGroup, Inc. Term Loan 6.000%, 02/15/17	621,875	631,203

		9,637,097

Mining—1.4%
FMG America Finance, Inc. Term Loan 5.250%, 10/18/17	5,795,875	$5,871,430
Noranda Aluminum Acquisition Corp. Term Loan 5.750%, 02/28/19	987,500	1,004,164
Novelis, Inc. Term Loan 3.750%, 03/10/17	3,835,301	3,892,232
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18	373,310	375,177
Waupaca Foundry, Inc. Term Loan 5.750%, 06/29/17	1,095,570	1,112,004

		12,255,007

Miscellaneous Manufacturing—0.8%
Colfax Corp. Term Loan 3.250%, 01/11/19	673,313	678,467
Husky Injection Molding Systems, Ltd. Term Loan 4.250%, 06/29/18	2,711,154	2,747,587
RGIS Services LLC Extended Term Loan 4.534%, 10/18/16	466,458	471,694
Term Loan 5.500%, 10/18/17	2,328,981	2,365,372
TriMas Corp. Term Loan 3.750%, 10/10/19	870,625	878,243

		7,141,363

Office/Business Equipment—0.8%
Brand Energy & Infrastructure Services, Inc. Term Loan 6.250%, 10/16/18	661,996	664,755
6.250%, 10/23/18	158,879	160,269
Education Management LLC Term Loan 8.250%, 03/29/18	2,003,070	1,738,916
Quintiles Transnational Corp. Incremental Term Loan 4.500%, 06/08/18	343,621	348,919
Term Loan 4.500%, 06/08/18	3,950,600	4,011,506

		6,924,365

Oil & Gas—2.8%
Citgo Petroleum Corp. Term Loan 8.000%, 06/24/15	101,875	103,064
9.000%, 06/23/17	1,361,714	1,392,353

MIST-178

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Crestwood Holdings LLC Term Loan 9.750%, 03/26/18	1,973,528	$2,012,998
Frac Tech International LLC Term Loan 8.500%, 05/06/16	1,494,847	1,424,465
Gibson Energy Term Loan 4.750%, 06/15/18	2,227,500	2,260,912
MEG Energy Corp. Term Loan 3.750%, 03/31/20	8,030,615	8,132,668
Obsidian Natural Gas Trust Term Loan 7.000%, 11/02/15	2,122,649	2,143,876
Oxbow Carbon and Mineral Holdings LLC Extended Term Loan 3.704%, 05/08/16	1,544,772	1,555,393
Plains Exploration & Production Term Loan 4.000%, 11/30/19	2,000,000	2,007,500
Samson Investments Co. Second Lien Term Loan 6.000%, 09/25/18	825,000	836,962
Sheridan Production Partners I LLC Term Loan 5.000%, 09/14/19	1,947,625	1,980,086
5.000%, 09/25/19	415,711	422,640

		24,272,917

Packaging & Containers—0.7%
Berry Plastics Holding Corp. Term Loan 2.204%, 04/03/15	3,021,610	3,038,921
3.500%, 02/04/20	2,125,000	2,124,052
TricorBraun, Inc. Term Loan 5.503%, 05/03/18	621,875	630,685

		5,793,658

Pharmaceuticals—2.5%
Aptalis Pharma, Inc. Term Loan 5.500%, 02/10/17	2,260,750	2,285,832
Grifols, Inc. Term Loan 4.250%, 06/01/17	3,067,931	3,103,813
Par Pharmaceutical Cos., Inc. Term Loan 4.250%, 09/30/19	1,144,257	1,158,437
Pharmaceutical Product Development, Inc. Term Loan 4.250%, 12/05/18	1,845,375	1,871,326
RPI Finance Trust Incremental Term Loan 4.000%, 11/09/18	864,974	875,066

Pharmaceuticals—(Continued)
RPI Finance Trust Term Loan 3.500%, 05/09/18	3,231,078	$3,268,775
Valeant Pharmaceuticals International, Inc. Term Loan 3.500%, 02/13/19	1,714,017	1,731,577
3.500%, 12/11/19	4,638,375	4,684,156
Warner Chilcott Co. LLC Term Loan 3.750%, 03/17/16	302,000	305,586
4.250%, 03/15/18	460,625	467,534
Warner Chilcott Corp. Incremental Term Loan 4.250%, 03/15/18	565,863	574,351
Term Loan 4.250%, 03/15/18	1,299,916	1,319,415

		21,645,868

Pipelines—0.4%
Energy Transfer Equity L.P. Term Loan 3.750%, 03/24/17	2,550,000	2,567,001
Ruby Western Pipeline Holdings LLC Term Loan 0.000%, 03/27/20 (c)	475,000	481,531

		3,048,532

Real Estate—0.3%
RE/MAX International, Inc. Term Loan 5.500%, 04/15/16	1,689,793	1,708,803
Realogy Corp. Extended Term Loan 4.500%, 03/05/20	500,000	507,656

		2,216,459

Retail—7.8%
99 Cents Only Stores Term Loan 5.250%, 01/11/19	1,952,837	1,981,520
Albertson’s LLC Term Loan 5.750%, 03/21/16	700,000	712,813
Bass Pro Group, LLC Term Loan 4.042%, 11/20/19	1,371,563	1,387,564
Burger King Corp. Term Loan 3.750%, 09/27/19	2,686,500	2,726,507
David’s Bridal, Inc. Term Loan 5.000%, 10/11/19	648,375	657,590
DineEquity, Inc. Term Loan 3.750%, 10/19/17	2,631,149	2,671,440

MIST-179

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Dollar General Corp. Term Loan 2.954%, 07/07/14	1,684,363	$1,688,574
Dunkin’ Brands Group, Inc. Term Loan 3.750%, 02/14/20	6,086,438	6,166,323
Evergreen Acquisition Co, L.P. Term Loan 5.000%, 07/09/19	645,133	655,617
FTD, Inc. Term Loan 4.750%, 06/11/18	1,114,019	1,125,159
General Nutrition Centers, Inc. Term Loan 3.750%, 03/02/18	6,367,860	6,431,538
Harbor Freight Tools USA, Inc. Term Loan 5.500%, 11/14/17	970,125	983,464
J Crew Group, Inc. Term Loan 4.000%, 03/07/18	3,659,813	3,706,475
Jo-Ann Stores, Inc. Term Loan 4.000%, 03/16/18	2,767,884	2,793,487
Landry’s, Inc. Term Loan 4.750%, 04/24/18	2,508,914	2,531,914
Michaels Stores, Inc. Term Loan 3.750%, 01/28/20	2,500,000	2,530,197
National Vision, Inc. Term Loan 7.000%, 08/02/18	765,313	774,879
NBTY, Inc. Term Loan 3.500%, 10/01/17	8,115,571	8,226,146
Neiman Marcus Group, Inc. (The) Extended Term Loan 4.000%, 05/16/18	4,950,000	5,003,831
Ollie’s Bargain Outlet, Inc. Term Loan 5.432%, 09/27/19	473,813	478,551
P.F. Chang’s China Bistro, Inc. Term Loan 5.250%, 07/02/19	398,000	403,472
Pantry, Inc. Term Loan 5.750%, 08/02/19	422,875	430,265
Party City Holdings, Inc. Term Loan 4.250%, 07/29/19	1,346,625	1,358,408
Pep Boys-Manny, Moe & Jack (The) Term Loan 5.000%, 10/11/18	448,875	456,719

Retail—(Continued)
Petco Animal Supplies, Inc. Term Loan 4.000%, 11/24/17	3,729,311	$3,781,256
Pilot Travel Centers LLC Term Loan 3.750%, 03/30/18	1,328,954	1,344,064
4.250%, 08/07/19	447,750	453,277
Rite Aid Corp. Second Lien Term Loan 5.750%, 08/21/20	450,000	467,250
Term Loan 4.250%, 02/21/20	2,250,000	2,276,485
Sprouts Farmers Markets Holdings LLC Incremental Term Loan 6.000%, 04/18/18	570,688	574,968
Wendy’s International, Inc. Term Loan 4.750%, 05/15/19	1,915,375	1,938,626

		66,718,379

Semiconductors—0.6%
Freescale Semiconductor, Inc. Term Loan 5.000%, 03/02/20	2,825,000	2,847,072
Microsemi Corp. Term Loan 3.750%, 02/19/20	1,363,388	1,375,658
Semtech Corp. Term Loan 4.250%, 03/20/17	397,000	401,962
Spansion LLC Term Loan 5.250%, 12/11/18	746,154	755,170

		5,379,862

Software—4.3%
Applied Systems, Inc. First Lien Term Loan 5.500%, 12/08/16	871,882	878,421
Incremental Term Loan 5.500%, 12/08/16	569,250	572,808
Aspect Software, Inc. Term Loan 7.000%, 05/06/16	2,072,272	2,100,765
CCC Information Services, Inc. Term Loan 5.250%, 12/20/19	299,250	304,487
Cinedigm Digital Funding I LLC Term Loan 3.750%, 02/28/18	1,743,964	1,751,594
First Data Corp. Extended Term Loan 4.204%, 03/23/18	4,023,844	4,018,311
Term Loan 5.204%, 09/24/18	1,200,000	1,211,125

MIST-180

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Hyland Software, Inc. First Lien Term Loan 5.500%, 10/25/19	349,125	$352,180
IMS Health, Inc. Term Loan 3.750%, 08/25/17	3,201,460	3,240,144
Infor, Inc. Term Loan 5.250%, 04/05/18	7,400,437	7,537,656
Kronos, Inc. Term Loan 4.500%, 10/30/19	1,571,063	1,591,192
Magic Newco LLC First Lien Term Loan 7.250%, 12/12/18	1,368,125	1,392,922
Mitchell International, Inc Extended First Lien Term Loan 3.813%, 03/28/16	2,041,712	2,044,264
Renaissance Learning, Inc. Term Loan
5.750%, 11/13/18	572,125	579,992
Rocket Software, Inc. Term Loan 5.750%, 02/08/18	419,689	422,137
Rovi Solutions Corp. Term Loan 4.000%, 03/29/19	738,510	738,510
SafeNet, Inc. Term Loan 2.704%, 04/12/14	355,335	356,224
Serena Software, Inc. Extended Term Loan 4.203%, 03/10/16	1,700,000	1,711,687
Term Loan 5.000%, 03/10/16	325,000	327,167
Sophia L.P. Term Loan 4.500%, 07/19/18	1,281,038	1,302,055
SumTotal Systems LLC First Lien Term Loan 6.250%, 11/16/18	1,271,813	1,290,890
SymphonyIRI Group, Inc. Term Loan 4.500%, 12/01/17	786,002	795,827
Vertafore, Inc. Term Loan 5.250%, 07/29/16	1,052,049	1,063,227
Wall Street Systems, Inc. First Lien Term Loan 5.750%, 10/24/19	1,172,063	1,195,504

		36,779,089

Telecommunications—5.4%
Alaska Communications Systems Holdings, Inc. Term Loan 5.500%, 10/21/16	799,104	784,454

Telecommunications—(Continued)
Arris Group, Inc. Term Loan 0.000%, 02/07/20 (c)	1,025,000	$1,028,203
Cellular South, Inc. Term Loan 4.503%, 07/27/17	788,000	797,850
CommScope, Inc. Term Loan 3.750%, 01/12/18	2,229,500	2,254,555
Cricket Communications, Inc. Term Loan 4.750%, 10/10/19	473,813	477,514
0.000%, 02/21/20 (c)	2,050,000	2,065,695
Crown Castle International Corp. Term Loan 4.000%, 01/31/19	1,777,500	1,800,607
Genesys Telecom Holdings U.S., Inc. Term Loan 4.000%, 01/25/20	473,684	477,237
Intelsat Jackson Holdings, Ltd. Term Loan 4.500%, 04/02/18	9,852,781	10,019,047
MCC Iowa LLC Term Loan 1.930%, 01/30/15	1,181,345	1,182,807
MetroPCS Wireless, Inc. Incremental Term Loan 4.000%, 03/16/18	5,386,172	5,411,961
Term Loan 4.071%, 11/03/16	2,148,609	2,159,727
SBA Finance LLC Term Loan 3.750%, 06/29/18	859,688	870,434
3.750%, 09/27/19	423,938	430,297
Syniverse Holdings, Inc. Delayed Draw Term Loan 1.000%, 04/23/19 (d)	1,200,000	1,203,000
Term Loan 5.000%, 04/23/19	1,811,313	1,825,464
Telesat Canada/Telesat LLC Term Loan 5.500%, 03/28/19	3,697,063	3,731,700
UPC Financing Partnership Term Loan 3.704%, 12/30/16	728,489	735,774
3.704%, 12/29/17	3,300,000	3,326,298
4.000%, 01/29/21	775,000	786,625
Virgin Media Investment Holdings, Ltd. Term Loan 0.000%, 02/17/20 (c)	3,975,000	3,960,094
WaveDivision Holdings LLC Term Loan 4.000%, 10/15/19	299,250	302,617
Windstream Corp. Term Loan 4.000%, 08/08/19	893,250	904,416

		46,536,376

MIST-181

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.1%
Swift Transportation Co., Inc. Term Loan 4.000%, 12/21/17	1,170,994	$1,189,291

Total Floating Rate Loans (Cost $825,978,869)		834,699,476

Short-Term Investment—4.7%

Repurchase Agreement—4.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $40,182,045 on 04/01/13, collateralized by $41,040,000 Federal Home Loan Mortgage Corp. at 0.000% due 01/14/14 with a value of $40,988,700	40,182,000	40,182,000

Total Short-Term Investment (Cost $40,182,000)		40,182,000

Total Investments—101.8% (Cost $866,160,869) (e)		874,881,476
Unfunded Loan Commitments—(0.1)% (Cost $(1,200,000))		(1,200,000)

Net Investments—101.6% (Cost $864,960,869)		873,681,476
Other assets and liabilities (net)—(1.7)%		(14,115,706)

Net Assets—100.0%		$859,565,770

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Security is in default and/or issuer is in bankruptcy.
(c)	This loan will settle after March 28, 2013, at which time the interest rate will be determined.
(d)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(e)	As of March 28, 2013, the aggregate cost of investments was $864,960,869. The aggregate unrealized appreciation and depreciation of investments were $11,214,740 and $(2,494,133), respectively, resulting in net unrealized appreciation of $8,720,607.

MIST-182

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Floating Rate Loans*	$—	$834,699,476	$—	$834,699,476
Total Short-Term Investment*	—	40,182,000	—	40,182,000
Total Investments	$—	$874,881,476	$—	$874,881,476

*	See Schedule of Investments for additional detailed categorizations.

MIST-183

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—46.2% of Net Assets

Security Description	Shares	Value

Automobiles—0.0%
GM Corp. Senior Escrow Shares (a)	15,000	$150

Beverages—1.1%
Diageo plc	60,000	1,889,337
PepsiCo, Inc.	36,260	2,868,529

		4,757,866

Capital Markets—0.5%
BlackRock, Inc.	8,000	2,055,040

Chemicals—3.3%
Dow Chemical Co. (The)	195,650	6,229,496
E.I. du Pont de Nemours & Co. (b)	72,030	3,540,995
LyondellBasell Industries N.V. - Class A	75,000	4,746,750

		14,517,241

Commercial Banks—3.3%
Barclays plc	258,020	1,143,540
Commonwealth Bank of Australia	22,912	1,628,564
HSBC Holdings plc	250,000	2,661,472
M&T Bank Corp. (b)	10,727	1,106,597
Wells Fargo & Co.	221,990	8,211,410

		14,751,583

Commercial Services & Supplies—0.8%
Republic Services, Inc. (b)	32,240	1,063,920
Waste Management, Inc. (b)	69,860	2,739,211

		3,803,131

Communications Equipment—0.2%
Cisco Systems, Inc.	35,480	741,887

Diversified Financial Services—2.4%
Bank of America Corp.	420,440	5,120,959
JPMorgan Chase & Co.	120,000	5,695,200

		10,816,159

Diversified Telecommunication Services—1.4%
AT&T, Inc.	108,740	3,989,671
CenturyLink, Inc. (b)	30,000	1,053,900
France Telecom S.A.	27,290	276,712
Frontier Communications Corp. (b)	50,000	199,000
Vivendi S.A.	36,166	749,038

		6,268,321

Electric Utilities—7.7%
American Electric Power Co., Inc.	60,000	2,917,800
Duke Energy Corp.	102,249	7,422,255
Entergy Corp.	40,000	2,529,600
Exelon Corp.	115,000	3,965,200
FirstEnergy Corp. (b)	65,000	2,743,000
NextEra Energy, Inc.	67,715	5,260,101
Pinnacle West Capital Corp.	15,000	868,350
PPL Corp. (b)	91,180	2,854,846

Electric Utilities—(Continued)
Southern Co. (The) (b)	65,000	$3,049,800
Xcel Energy, Inc.	91,927	2,730,232

		34,341,184

Electrical Equipment—0.2%
Rockwell Automation, Inc.	9,530	822,915

Energy Equipment & Services—1.1%
Halliburton Co.	74,590	3,014,182
Schlumberger, Ltd.	20,000	1,497,800
Weatherford International, Ltd. (a)	50,000	607,000

		5,118,982

Food & Staples Retailing—0.4%
Safeway, Inc. (b)	68,070	1,793,644

Gas Utilities—0.2%
AGL Resources, Inc. (b)	20,000	839,000

Industrial Conglomerates—1.6%
General Electric Co.	300,000	6,936,000

Insurance—0.2%
QBE Insurance Group, Ltd.	80,000	1,129,079

Machinery—0.2%
Caterpillar, Inc.	10,000	869,700

Media—0.4%
Comcast Corp. - Class A (b)	40,000	1,680,400
Dex One Corp. (a) (b)	43,546	74,464

		1,754,864

Metals & Mining—2.4%
AngloGold Ashanti, Ltd. (ADR)	20,000	471,000
Barrick Gold Corp.	65,930	1,938,342
BHP Billiton plc	107,900	3,132,743
Freeport-McMoRan Copper & Gold, Inc.	25,000	827,500
Newmont Mining Corp.	49,050	2,054,704
Rio Tinto plc (ADR) (b)	46,120	2,171,330

		10,595,619

Multi-Utilities—3.8%
Dominion Resources, Inc. (b)	62,310	3,625,196
PG&E Corp. (b)	100,000	4,453,000
Public Service Enterprise Group, Inc. (b)	100,000	3,434,000
Sempra Energy (b)	50,000	3,997,000
TECO Energy, Inc. (b)	80,000	1,425,600

		16,934,796

Multiline Retail—0.5%
Target Corp. (b)	30,000	2,053,500

MIST-184

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Oil, Gas & Consumable Fuels—5.7%
Alpha Natural Resources, Inc. (a) (b)	10,000	$82,100
Anadarko Petroleum Corp.	19,270	1,685,161
BP plc (ADR)	80,000	3,388,000
Callon Petroleum Co. (a) (b)	20,000	74,000
Canadian Oil Sands, Ltd.	179,700	3,704,206
Chesapeake Energy Corp. (b)	35,000	714,350
Chevron Corp.	33,430	3,972,153
Devon Energy Corp. (b)	15,000	846,300
Exxon Mobil Corp.	36,744	3,311,002
Peabody Energy Corp.	49,130	1,039,100
Royal Dutch Shell plc (ADR)	59,600	3,883,536
Spectra Energy Corp. (b)	40,000	1,230,000
Total S.A. (ADR)	30,000	1,439,400

		25,369,308

Pharmaceuticals—6.4%
Johnson & Johnson	85,000	6,930,050
Merck & Co., Inc.	165,230	7,308,123
Pfizer, Inc.	195,170	5,632,606
Roche Holding AG	24,300	5,673,397
Sanofi (ADR)	60,000	3,064,800

		28,608,976

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp. (b)	203,450	4,445,382
Texas Instruments, Inc. (b)	41,850	1,484,838

		5,930,220

Software—0.3%
Microsoft Corp.	30,000	858,300
Oracle Corp.	21,820	705,659

		1,563,959

Wireless Telecommunication Services—0.8%
Vodafone Group plc	1,201,330	3,409,793

Total Common Stocks (Cost $176,161,336)		205,782,917

Corporate Bonds & Notes—22.0%

Auto Manufacturers—0.5%
Chrysler Group LLC 8.000%, 06/15/19	350,000	385,438
Chrysler Group LLC / CG Co.-Issuer Inc. 8.250%, 06/15/21 (b)	1,700,000	1,906,125

		2,291,563

Auto Parts & Equipment—0.1%
Goodyear Tire & Rubber Co. (The) 8.250%, 08/15/20 (b)	300,000	333,375

Chemicals—0.3%
Orion Engineered Carbons Bondco GmbH 10.000%, 06/15/18 (144A) (EUR)	900,000	$1,292,336

Coal—0.4%
CONSOL Energy, Inc. 8.250%, 04/01/20 (b)	700,000	778,750
Peabody Energy Corp. 6.250%, 11/15/21	750,000	783,750

		1,562,500

Commercial Banks—1.6%
Ally Financial, Inc. 6.250%, 12/01/17	500,000	561,027
Bank of America Corp. 8.125%, 05/15/18 (c)	1,500,000	1,695,304
JPMorgan Chase & Co. 7.900%, 04/30/18 (c)	4,250,000	4,887,708

		7,144,039

Commercial Services—0.2%
United Rentals North America, Inc. 8.375%, 09/15/20	900,000	1,008,000

Construction Materials—0.5%
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A) (b)	2,000,000	2,225,000

Diversified Financial Services—0.1%
E*TRADE Financial Corp. 6.000%, 11/15/17	500,000	525,625

Electric—0.2%
GenOn Energy, Inc. 7.625%, 06/15/14 (b)	750,000	802,500

Electronics—0.2%
Sanmina-SCI Corp. 7.000%, 05/15/19 (144A) (b)	1,000,000	1,050,000

Engineering & Construction—0.3%
Abengoa Finance SAU 8.875%, 11/01/17 (144A) (b)	1,200,000	1,176,000

Food—0.5%
Dean Foods Co. 9.750%, 12/15/18 (b)	900,000	1,046,250
JBS USA LLC / JBS USA Finance, Inc. 8.250%, 02/01/20 (144A) (b)	700,000	768,250
US Foods, Inc. 8.500%, 06/30/19 (144A) (b)	500,000	533,125

		2,347,625

Healthcare - Services—2.0%
HCA, Inc. 6.375%, 01/15/15	750,000	805,312

MIST-185

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare - Services—(Continued)
Tenet Healthcare Corp. 9.250%, 02/01/15	3,900,000	$4,407,000
8.000%, 08/01/20 (b)	1,852,000	2,048,775
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8.000%, 02/01/18	1,200,000	1,282,500
7.750%, 02/01/19 (b)	500,000	537,500

		9,081,087

Home Builders—0.1%
KB Home 6.250%, 06/15/15 (b)	400,000	431,000

Household Products/Wares—1.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.875%, 08/15/19	1,200,000	1,329,000
9.875%, 08/15/19	1,400,000	1,538,250
5.750%, 10/15/20 (b)	900,000	919,125
8.250%, 02/15/21	1,150,000	1,188,813

		4,975,188

IT Services—0.1%
SRA International, Inc. 11.000%, 10/01/19	400,000	422,000

Leisure Time—0.4%
ClubCorp Club Operations, Inc. 10.000%, 12/01/18 (b)	1,500,000	1,702,500

Lodging—1.2%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,000,000	1,068,750
8.500%, 02/15/20	600,000	594,375
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.000%, 02/15/20 (144A)	1,000,000	1,011,250
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625%, 01/15/16 (b)	400,000	431,500
MGM Resorts International 10.000%, 11/01/16 (b)	1,500,000	1,796,250
6.750%, 10/01/20 (144A) (b)	400,000	425,000

		5,327,125

Machinery - Diversified—0.1%
Manitowoc Co., Inc. (The) 9.500%, 02/15/18 (b)	500,000	553,750

Media—1.4%
Cablevision Systems Corp. 7.750%, 04/15/18	1,000,000	1,126,250
8.000%, 04/15/20 (b)	700,000	791,000

Media—(Continued)
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 04/30/21	1,000,000	$1,062,500
Clear Channel Communications, Inc. 9.000%, 12/15/19 (144A) (b)	163,000	157,499
CSC Holdings LLC 6.750%, 11/15/21	2,700,000	3,040,875
Dex One Corp. 14.000%, 01/29/17 (d)	142,389	62,651

		6,240,775

Metal Fabricate/Hardware—0.2%
Dynacast International LLC/Dynacast Finance, Inc. 9.250%, 07/15/19	1,000,000	1,095,000

Mining—0.6%
FMG Resources (August 2006) Pty, Ltd. 6.875%, 02/01/18 (144A) (b)	2,500,000	2,637,500

Oil & Gas—2.6%
Antero Resources Finance Corp. 9.375%, 12/01/17 (b)	700,000	763,000
7.250%, 08/01/19	1,000,000	1,088,750
Bill Barrett Corp. 7.000%, 10/15/22 (b)	1,000,000	1,052,500
Chesapeake Energy Corp. 6.875%, 08/15/18	700,000	751,625
7.250%, 12/15/18 (b)	2,000,000	2,280,000
6.875%, 11/15/20	285,000	312,075
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	1,000,000	1,135,000
EP Energy LLC/EP Energy Finance, Inc. 9.375%, 05/01/20 (b)	1,000,000	1,160,000
Forest Oil Corp. 7.250%, 06/15/19 (b)	532,000	534,660
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 04/15/20	1,300,000	1,439,750
W&T Offshore, Inc. 8.500%, 06/15/19	800,000	874,000

		11,391,360

Oil & Gas Services—0.4%
Cie Generale de Geophysique - Veritas 6.500%, 06/01/21	1,000,000	1,055,000
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A)	674,000	717,810

		1,772,810

Pharmaceuticals—0.1%
Grifols, Inc. 8.250%, 02/01/18	400,000	442,000

Retail—0.4%
Academy, Ltd./Academy Finance Corp. 9.250%, 08/01/19 (144A) (b)	1,400,000	1,585,500

MIST-186

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/Principal Amount*	Value

Semiconductors—1.4%
Freescale Semiconductor, Inc. 10.125%, 12/15/16	139,000	$143,517
10.125%, 03/15/18 (144A)	1,122,000	1,248,225
8.050%, 02/01/20	1,500,000	1,593,750
10.750%, 08/01/20	3,016,000	3,438,240

		6,423,732

Software—1.1%
First Data Corp. 9.875%, 09/24/15 (b)	161,000	166,635
8.250%, 01/15/21 (144A)	3,465,000	3,620,925
8.750%, 01/15/22 (144A) (e)	1,217,000	1,293,063

		5,080,623

Storage/Warehousing—0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875%, 03/15/18	1,000,000	1,047,500

Telecommunications—2.9%
CommScope, Inc. 8.250%, 01/15/19 (144A)	200,000	218,000
Cricket Communications, Inc. 7.750%, 10/15/20 (b)	2,500,000	2,506,250
Frontier Communications Corp. 8.500%, 04/15/20	400,000	455,000
Sprint Nextel Corp. 9.125%, 03/01/17	1,700,000	2,018,750
9.000%, 11/15/18 (144A)	2,500,000	3,096,875
7.000%, 08/15/20	1,500,000	1,657,500
11.500%, 11/15/21 (b)	2,000,000	2,807,500

		12,759,875

Transportation—0.8%
CEVA Group plc 8.375%, 12/01/17 (144A) (b)	900,000	931,500
11.500%, 04/01/18 (144A) (b) (f)	1,400,000	1,291,500
12.750%, 03/31/20 (144A) (f)	1,500,000	1,218,750

		3,441,750

Total Corporate Bonds & Notes (Cost $87,103,261)		98,169,638

Convertible Preferred Stocks—3.2%

Automobiles—0.2%
General Motors Co. Series B 4.750%, 12/01/13	25,000	1,073,500

Commercial Banks—0.8%
Wells Fargo & Co. Series L 7.500%, 12/31/49	2,800	3,608,500

Diversified Financial Services—1.2%
Bank of America Corp. Series L 7.250%, 12/31/49	4,500	$5,481,720

Metals & Mining—0.1%
AngloGold Ashanti Holdings Finance plc 6.000%, 09/15/13 (b)	20,000	569,600

Oil, Gas & Consumable Fuels—0.7%
Chesapeake Energy Corp. 5.750%, 12/31/49 (144A)	1,500	1,532,813
SandRidge Energy, Inc. 7.000%, 12/31/49	15,000	1,338,750

		2,871,563

Real Estate Investment Trusts—0.2%
FelCor Lodging Trust, Inc. 1.950%, 12/31/49 (b)	34,000	844,220

Total Convertible Preferred Stocks (Cost $11,452,326)		14,449,103

Convertible Bonds—0.9%

Auto Manufacturers—0.5%
Volkswagen International Finance N.V. 5.500%, 11/09/15 (144A) (EUR)	1,500,000	1,970,442

Construction Materials—0.4%
Cemex S.A.B. de C.V. 3.250%, 03/15/16	900,000	1,193,625
3.750%, 03/15/18	570,000	773,062

		1,966,687

Total Convertible Bonds (Cost $3,374,148)		3,937,129

Preferred Stocks—0.1%

Commercial Banks—0.1%
Ally Financial, Inc., Series G , 7.000% (144A)	141	139,440

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. Series Z, 8.375% (a) (c)	10,300	34,196
Federal National Mortgage Association, Series S, 8.250% (a) (c)	6,900	22,425

		56,621

Total Preferred Stocks (Cost $452,976)		196,061

MIST-187

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Warrants—0.0%

Security Description	Shares/Principal Amount*	Value

Automobiles—0.0%
General Motors Co., Strike Price $10.00, Expires 07/10/16 (a)	1,388	$25,692
General Motors Co., Strike Price $18.33, Expires 07/10/19 (a)	1,388	16,364

		42,056

Independent Power Producers & Energy Traders—0.0%
Dynegy, Inc., Strike Price $40, Expires 10/02/17 (a) (b)	10,161	13,108

Total Warrants (Cost $363,811)		55,164

Floating Rate Loan (c)—0.0%

Media—0.0%
Supermedia, Inc., Term Loan 11.000%, 12/31/15 (Cost $1,473)	130,943	164

Short-Term Investments—35.3%

Discount Note—5.0%
Federal Home Loan Bank Discount Notes 0.088%, 04/17/13 (g)	22,070,000	22,069,166

Mutual Fund—12.9%
State Street Navigator Securities Lending MET Portfolio (h)	57,472,824	57,472,824

Repurchase Agreement—17.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $77,751,086 on 04/01/13, collateralized by $79,350,000 U.S. Treasury Bill at 0.000% due 05/09/13 with a value of $79,310,325	77,751,000	77,751,000

Total Short-Term Investments (Cost $157,292,990)		157,292,990

Total Investments—107.7% (Cost $436,202,321) (i)		479,883,166
Other assets and liabilities (net)—(7.7)%		(34,114,914)

Net Assets—100.0%		$445,768,252

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $56,201,775 and the collateral received consisted of cash in the amount of $57,472,824. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $2,510,250, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(g)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	As of March 28, 2013, the aggregate cost of investments was $436,202,321. The aggregate unrealized appreciation and depreciation of investments were $55,341,218 and $(11,660,373), respectively, resulting in net unrealized appreciation of $43,680,845.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $30,140,803, which is 6.8% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro

Restricted Securities	Acquisition Date	Shares	Cost	Value
CEVA Group plc	3/10/10	1,400,000	$1,386,986	$1,291,500
CEVA Group plc	1/27/12	1,500,000	1,481,958	1,218,750

MIST-188

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$—	$150	$—	$150
Beverages	2,868,529	1,889,337	—	4,757,866
Capital Markets	2,055,040	—	—	2,055,040
Chemicals	14,517,241	—	—	14,517,241
Commercial Banks	9,318,007	5,433,576	—	14,751,583
Commercial Services & Supplies	3,803,131	—	—	3,803,131
Communications Equipment	741,887	—	—	741,887
Diversified Financial Services	10,816,159	—	—	10,816,159
Diversified Telecommunication Services	5,242,571	1,025,750	—	6,268,321
Electric Utilities	34,341,184	—	—	34,341,184
Electrical Equipment	822,915	—	—	822,915
Energy Equipment & Services	5,118,982	—	—	5,118,982
Food & Staples Retailing	1,793,644	—	—	1,793,644
Gas Utilities	839,000	—	—	839,000
Industrial Conglomerates	6,936,000	—	—	6,936,000
Insurance	—	1,129,079	—	1,129,079
Machinery	869,700	—	—	869,700
Media	1,754,864	—	—	1,754,864
Metals & Mining	7,462,876	3,132,743	—	10,595,619
Multi-Utilities	16,934,796	—	—	16,934,796
Multiline Retail	2,053,500	—	—	2,053,500
Oil, Gas & Consumable Fuels	25,369,308	—	—	25,369,308
Pharmaceuticals	22,935,579	5,673,397	—	28,608,976
Semiconductors & Semiconductor Equipment	5,930,220	—	—	5,930,220
Software	1,563,959	—	—	1,563,959
Wireless Telecommunication Services	—	3,409,793	—	3,409,793
Total Common Stocks	184,089,092	21,693,825	—	205,782,917
Total Corporate Bonds & Notes*	—	98,169,638	—	98,169,638
Convertible Preferred Stocks
Automobiles	1,073,500	—	—	1,073,500
Commercial Banks	3,608,500	—	—	3,608,500
Diversified Financial Services	5,481,720	—	—	5,481,720
Metals & Mining	569,600	—	—	569,600
Oil, Gas & Consumable Fuels	—	2,871,563	—	2,871,563
Real Estate Investment Trusts	844,220	—	—	844,220
Total Convertible Preferred Stocks	11,577,540	2,871,563	—	14,449,103
Total Convertible Bonds*	—	3,937,129	—	3,937,129

MIST-189

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Commercial Banks	$—	$139,440	$—	$139,440
Thrifts & Mortgage Finance	56,621	—	—	56,621
Total Preferred Stocks	56,621	139,440	—	196,061
Total Warrants*	55,164	—	—	55,164
Total Floating Rate Loan*	—	164	—	164
Short-Term Investments
Discount Note	—	22,069,166	—	22,069,166
Mutual Fund	57,472,824	—	—	57,472,824
Repurchase Agreement	—	77,751,000	—	77,751,000
Total Short-Term Investments	57,472,824	99,820,166	—	157,292,990
Total Investments	$253,251,241	$226,631,925	$—	$479,883,166

Collateral for securities loaned (Liability)	$—	$(57,472,824)	$—	$(57,472,824)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation/ (Depreciation)	Net Sales	Transfers out of Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 28, 2013
Common Stocks
Automobiles	$0	$—	$—	$0	$—	$—
Corporate Bonds & Notes
Food Products	0	—	0	—	—	—
Independent Power Producers & Energy Traders	0	—	0	—	—	—

Total	$0	$—	$0	$0	$—	$—

Common Stocks in the amount of $0 were transferred out of Level 3 to Level 2 due to the initiation of a broker providing prices that are based on market information which has been determined to be significant observable inputs.

MIST-190

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—40.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—8.3%
Fannie Mae 15 Yr. Pool 4.500%, 09/01/24	2,765,366	$2,976,536
4.500%, 03/01/25	5,204,377	5,601,796
4.000%, 04/01/26	4,430,273	4,744,309
4.000%, 05/01/26	4,687,845	5,020,140
Fannie Mae ARM Pool 2.125%, 05/01/19 (a)	110,008	110,649
2.226%, 01/01/20 (a)	166,941	175,133
2.448%, 02/01/32 (a)	147,844	156,819
2.334%, 06/01/32 (a)	6,896	6,975
2.365%, 01/01/33 (a)	198,837	200,625
2.323%, 06/01/33 (a)	116,766	119,509
2.623%, 08/01/33 (a)	131,910	141,022
2.706%, 10/01/33 (a)	67,296	71,540
2.912%, 05/01/34 (a)	150,214	151,635
3.754%, 05/01/34 (a)	134,699	135,573
2.492%, 11/01/34 (a)	9,436,672	10,149,153
2.825%, 11/01/34 (a)	41,735	42,343
2.429%, 02/01/35 (a)	179,685	191,808
1.908%, 03/01/35 (a)	91,781	95,962
2.935%, 04/01/35 (a)	1,820,379	1,952,046
2.230%, 06/01/35 (a)	124,954	133,397
2.160%, 07/01/35 (a)	243,822	258,511
2.845%, 08/01/35 (a)	1,593,023	1,703,498
2.691%, 09/01/35 (a)	11,603,640	12,430,518
2.110%, 11/01/35 (a)	305,238	320,787
2.810%, 11/01/35 (a)	70,754	75,621
2.935%, 11/01/35 (a)	5,281,028	5,649,950
2.693%, 12/01/35 (a)	232,728	241,643
1.988%, 02/01/36 (a)	169,855	178,498
2.088%, 03/01/36 (a)	517,621	548,731
2.175%, 07/01/36 (a)	113,117	117,130
2.705%, 11/01/36 (a)	6,433,713	6,862,265
Freddie Mac ARM Non-Gold Pool 3.100%, 04/01/34 (a)	1,472,095	1,560,107
2.375%, 05/01/34 (a)	383,268	403,490
2.817%, 01/01/35 (a)	176,572	188,563
2.891%, 01/01/35 (a)	1,642,082	1,754,091
2.762%, 03/01/35 (a)	1,215,362	1,297,393
3.074%, 04/01/35 (a)	122,985	124,964
2.900%, 07/01/35 (a)	445,215	478,534
2.528%, 07/01/36 (a)	143,329	153,183
2.978%, 06/01/37 (a)	7,826,369	8,425,476
3.079%, 06/01/37 (a)	670,546	720,026
2.495%, 07/01/37 (a)	787,677	842,423
3.450%, 09/01/37 (a)	691,685	738,054
Freddie Mac Multifamily Structured Pass-Through Certificates 3.342%, 12/25/19	3,528,952	3,819,489
2.902%, 08/25/20	7,822,142	8,326,881

		89,396,796

U.S. Treasury—32.2%
U.S. Treasury Bonds 11.250%, 02/15/15	4,000,000	4,822,188

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes 1.875%, 07/15/13	3,761,070	$3,836,878
1.250%, 04/15/14	7,398,468	7,647,012
0.125%, 04/15/16	3,129,510	3,326,572
U.S. Treasury Notes 4.000%, 02/15/15	38,000,000	40,665,928
0.375%, 03/15/15	30,000,000	30,076,170
2.500%, 04/30/15	14,000,000	14,649,684
4.125%, 05/15/15	25,000,000	27,035,150
1.750%, 07/31/15	11,000,000	11,375,551
4.250%, 08/15/15	33,000,000	36,091,176
4.500%, 11/15/15	54,600,000	60,550,581
2.125%, 12/31/15	24,000,000	25,175,640
2.000%, 01/31/16	25,600,000	26,794,010
4.500%, 02/15/16	38,000,000	42,515,464
2.125%, 02/29/16	12,200,000	12,827,153

		347,389,157

Total U.S. Treasury & Government Agencies (Cost $439,389,941)		436,785,953

Corporate Bonds & Notes—32.4%

Advertising—0.1%
inVentiv Health, Inc. 9.000%, 01/15/18 (144A)	600,000	631,500

Agriculture—0.5%
Cargill, Inc. 4.375%, 04/29/13 (EUR)	500,000	642,697
Lorillard Tobacco Co. 3.500%, 08/04/16	3,800,000	4,023,535
Reynolds American, Inc. 1.050%, 10/30/15	1,000,000	1,000,987

		5,667,219

Auto Manufacturers—0.4%
Daimler Finance North America LLC 1.950%, 03/28/14 (144A)	4,200,000	4,245,230

Beverages—0.8%
Constellation Brands, Inc. 7.250%, 09/01/16	2,000,000	2,280,000
7.250%, 05/15/17	2,000,000	2,311,250
Heineken N.V. 0.800%, 10/01/15 (144A)	4,000,000	4,002,860

		8,594,110

Biotechnology—0.2%
Gilead Sciences, Inc. 2.400%, 12/01/14	1,000,000	1,028,005
3.050%, 12/01/16	1,000,000	1,071,304

		2,099,309

MIST-191

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.1%
Ineos Finance plc 9.000%, 05/15/15 (144A)	800,000	$846,000

Commercial Banks—11.6%
AIB Mortgage Bank 2.625%, 07/29/16 (EUR)	3,000,000	3,882,739
Ally Financial, Inc. 4.500%, 02/11/14	1,000,000	1,023,750
Banco Bradesco S.A. of the Cayman Islands 2.390%, 05/16/14 (144A) (a)	4,200,000	4,252,916
Bank of America Corp. 1.855%, 07/11/14 (a)	6,000,000	6,087,078
Bank of Montreal 0.800%, 11/06/15	3,000,000	2,997,618
BBVA U.S. Senior SAU 2.415%, 05/16/14 (a)	4,200,000	4,220,168
CIT Group, Inc. 5.000%, 05/15/17	400,000	431,000
4.250%, 08/15/17	700,000	735,000
Commonwealth Bank of Australia 3.750%, 10/15/14 (144A)	4,200,000	4,404,700
Credit Suisse of New York 2.200%, 01/14/14	4,200,000	4,256,923
Goldman Sachs Group, Inc. (The) 5.125%, 10/16/14 (EUR)	3,000,000	4,085,730
3.300%, 05/03/15	4,200,000	4,380,818
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A)	4,200,000	4,383,750
JPMorgan Chase & Co. 4.375%, 01/30/14 (EUR)	4,900,000	6,478,031
6.125%, 04/01/14 (EUR)	1,500,000	2,027,452
Morgan Stanley 6.000%, 05/13/14	10,000,000	10,542,840
Nordea Bank AB 2.125%, 01/14/14 (144A)	4,200,000	4,249,556
Nykredit Realkredit A.S. 2.000%, 04/01/13 (DKK)	30,000,000	5,157,830
2.000%, 10/01/13 (DKK)	30,000,000	5,203,941
2.000%, 04/01/14 (DKK)	45,000,000	7,849,523
2.000%, 01/01/16 (DKK)	18,000,000	3,209,790
4.000%, 01/01/16 (DKK)	9,000,000	1,689,782
PNC Funding Corp. 2.700%, 09/19/16	1,300,000	1,369,716
Realkredit Danmark A.S. 4.000%, 01/01/16 (DKK)	9,000,000	1,688,795
Regions Financial Corp. 4.875%, 04/26/13	2,000,000	2,008,000
Royal Bank of Canada 0.650%, 03/08/16 (a)	3,000,000	3,003,906
Royal Bank of Scotland plc (The) 4.875%, 08/25/14 (144A)	4,200,000	4,401,961
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	4,200,000	4,228,564
U.S. Bancorp 1.375%, 09/13/13	4,200,000	4,215,166

Commercial Banks—(Continued)
U.S. Bank N.A. 3.778%, 04/29/20 (a)	1,000,000	$1,054,099
UBS AG 2.250%, 01/28/14	2,441,000	2,474,046
Wachovia Corp. 0.642%, 10/28/15 (a)	1,032,000	1,026,000
0.674%, 10/15/16 (a)	5,143,000	5,088,561
Wells Fargo & Co. 6.000%, 05/23/13 (EUR)	2,750,000	3,551,422

		125,661,171

Commercial Services—0.4%
Block Financial LLC 5.125%, 10/30/14	4,200,000	4,414,431

Construction Materials—0.2%
Cemex Finance LLC 9.500%, 12/14/16 (144A)	1,200,000	1,305,000
Euramax International, Inc. 9.500%, 04/01/16	500,000	492,500

		1,797,500

Diversified Financial Services—3.1%
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	3,500,000	3,546,057
Banque PSA Finance S.A. 3.375%, 04/04/14 (144A)	4,100,000	4,127,400
CNH Capital LLC 3.875%, 11/01/15	700,000	721,000
Ford Motor Credit Co. LLC 7.000%, 04/15/15	2,000,000	2,211,882
2.375%, 01/16/18	2,000,000	1,990,538
GE Capital European Funding 4.625%, 07/04/14 (EUR)	3,000,000	4,035,192
2.000%, 02/27/15 (EUR)	3,000,000	3,936,977
Hyundai Capital America 4.000%, 06/08/17 (144A)	300,000	323,191
John Deere Capital Corp. 0.405%, 10/08/14 (a)	4,000,000	4,005,208
Merrill Lynch & Co., Inc. 5.450%, 07/15/14	4,000,000	4,220,472
Nuveen Investments, Inc. 9.125%, 10/15/17 (144A)	600,000	622,500
Woodside Finance, Ltd. 4.500%, 11/10/14 (144A)	4,200,000	4,434,427

		34,174,844

Electric—1.2%
GDF Suez 1.625%, 10/10/17 (144A)	1,000,000	1,006,262
GenOn Energy, Inc. 7.625%, 06/15/14	5,000,000	5,350,000
Georgia Power Co. 0.625%, 11/15/15	1,000,000	1,000,103

MIST-192

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Korea Hydro & Nuclear Power Co., Ltd. 6.250%, 06/17/14 (144A)	4,300,000	$4,570,535
Virginia Electric and Power Co. 1.200%, 01/15/18	900,000	902,084

		12,828,984

Food—0.8%
Dean Foods Co. 7.000%, 06/01/16	2,000,000	2,225,000
Kraft Foods Group, Inc. 1.625%, 06/04/15	3,000,000	3,047,847
2.250%, 06/05/17	2,000,000	2,076,902
Safeway, Inc. 3.400%, 12/01/16	600,000	633,222
TESCO plc 2.000%, 12/05/14 (144A)	1,000,000	1,018,899

		9,001,870

Food & Staples Retailing—0.1%
Costco Wholesale Corp. 0.650%, 12/07/15	1,000,000	1,002,095

Gas—0.4%
Sempra Energy 2.000%, 03/15/14	4,200,000	4,251,400

Health Care Providers & Services—0.1%
Aetna, Inc. 1.500%, 11/15/17	1,000,000	1,003,499

Healthcare - Services—0.1%
Laboratory Corp. of America Holdings 2.200%, 08/23/17	1,000,000	1,012,144

Holding Companies - Diversified—0.2%
Hutchison Whampoa International 09/16, Ltd. 4.625%, 09/11/15 (144A)	2,000,000	2,161,810
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	400,000	426,852

		2,588,662

Home Builders—2.1%
Centex Corp. 5.250%, 06/15/15	3,000,000	3,232,500
6.500%, 05/01/16	6,000,000	6,892,500
DR Horton, Inc. 5.625%, 01/15/16	3,425,000	3,733,250
4.750%, 05/15/17	2,000,000	2,132,500
Toll Brothers Finance Corp. 5.150%, 05/15/15	6,000,000	6,366,990

		22,357,740

Household Products—0.3%
Avon Products, Inc. 2.375%, 03/15/16	3,000,000	$3,040,761

Insurance—0.8%
Prudential Covered Trust 2.997%, 09/30/15 (144A)	8,550,000	8,919,822

Iron/Steel—0.1%
ArcelorMittal 5.000%, 02/25/17	1,000,000	1,047,424

IT Services—0.4%
Hewlett-Packard Co. 1.830%, 09/19/14 (a)	4,200,000	4,242,949

Lodging—0.1%
MGM Resorts International 6.625%, 07/15/15	1,000,000	1,090,000

Media—1.2%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 2.400%, 03/15/17	2,700,000	2,771,895
DISH DBS Corp. 7.125%, 02/01/16	1,500,000	1,674,375
NBCUniversal Media LLC 2.100%, 04/01/14	4,200,000	4,259,216
Walt Disney Co. (The) 0.280%, 02/11/15 (a)	4,500,000	4,499,622

		13,205,108

Mining—0.6%
FMG Resources (August 2006) Pty, Ltd. 6.000%, 04/01/17 (144A)	900,000	929,250
Rio Tinto Finance USA plc 1.625%, 08/21/17	2,600,000	2,625,883
Xstrata Finance Canada, Ltd. 1.800%, 10/23/15 (144A)	3,000,000	3,035,985

		6,591,118

Office/Business Equipment—0.4%
Xerox Corp. 1.110%, 05/16/14 (a)	4,200,000	4,194,032

Oil & Gas—2.6%
Anadarko Petroleum Corp. 5.750%, 06/15/14	2,000,000	2,111,244
BG Energy Capital plc 2.875%, 10/15/16 (144A)	4,500,000	4,771,386
BP Capital Markets plc 0.700%, 11/06/15	4,000,000	3,995,796
Chesapeake Energy Corp. 9.500%, 02/15/15	1,500,000	1,702,500
Chevron Corp. 1.104%, 12/05/17	6,000,000	6,011,784

MIST-193

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
CNPC General Capital, Ltd. 2.750%, 04/19/17 (144A)	800,000	$832,375
CNPC HK Overseas Capital, Ltd. 3.125%, 04/28/16 (144A)	500,000	525,498
Drill Rigs Holdings, Inc. 6.500%, 10/01/17 (144A)	400,000	406,000
Petrohawk Energy Corp. 7.875%, 06/01/15	700,000	724,480
Phillips 66 1.950%, 03/05/15	2,700,000	2,760,615
Valero Energy Corp. 4.750%, 06/15/13	4,200,000	4,239,119

		28,080,797

Oil & Gas Services—0.4%
Cie Generale de Geophysique - Veritas 9.500%, 05/15/16	500,000	527,500
Schlumberger Norge 1.950%, 09/14/16 (144A)	4,000,000	4,131,332

		4,658,832

Pharmaceuticals—0.9%
AbbVie, Inc. 1.056%, 11/06/15 (144A) (a)	3,500,000	3,552,871
Express Scripts Holding Co. 2.750%, 11/21/14	1,000,000	1,030,402
McKesson Corp. 1.400%, 03/15/18	2,000,000	2,002,854
Watson Pharmaceuticals, Inc. 1.875%, 10/01/17	1,000,000	1,012,750
Zoetis, Inc. 1.150%, 02/01/16 (144A)	1,800,000	1,806,048

		9,404,925

Pipelines—0.4%
Enterprise Products Operating LLC 1.250%, 08/13/15	3,700,000	3,729,223
Kinder Morgan Finance Co. ULC 5.700%, 01/05/16	500,000	546,165

		4,275,388

Retail—0.1%
Edcon Proprietary, Ltd. 3.453%, 06/15/14 (144A) (EUR) (a)	700,000	892,809

Telecommunications—1.7%
Embarq Corp. 7.082%, 06/01/16	2,071,000	2,372,631
Frontier Communications Corp. 8.250%, 04/15/17	1,000,000	1,180,000
Intelsat S.A. 6.500%, 11/01/13	2,900,000	2,972,500
Qwest Corp. 7.500%, 10/01/14	4,200,000	4,579,491

Telecommunications—(Continued)
Telefonica Emisiones SAU 2.582%, 04/26/13	2,100,000	$2,103,381
Verizon Communications, Inc. 1.950%, 03/28/14	4,200,000	4,260,874
0.700%, 11/02/15	1,000,000	995,645

		18,464,522

Total Corporate Bonds & Notes (Cost $339,152,035)		350,286,195

Mortgage-Backed Securities—7.8%

Collateralized Mortgage Obligations—2.4%
Arkle Master Issuer plc 1.690%, 05/17/60 (144A) (a)	2,275,000	2,284,980
Banc of America Funding Corp. 0.373%, 07/20/36 (a)	1,296,917	1,283,525
Fosse Master Issuer plc 1.703%, 10/18/54 (144A) (a)	3,902,068	3,947,621
Granite Master Issuer plc 0.283%, 12/20/54 (a)	2,206,907	2,162,768
Holmes Master Issuer plc 1.704%, 10/15/54 (144A) (a)	1,439,749	1,449,934
Kildare Securities, Ltd. 0.401%, 12/10/43 (144A) (a)	2,525,234	2,444,737
MLCC Mortgage Investors, Inc. 0.944%, 03/25/28 (a)	1,069,000	1,068,412
2.288%, 04/25/35 (a)	1,203,108	1,212,006
Permanent Master Issuer plc 1.690%, 07/15/42 (144A) (a)	3,970,000	4,004,456
PHH Mortgage Capital LLC 5.253%, 06/18/35 (a)	37,781	37,737
Springleaf Mortgage Loan Trust 2.220%, 10/25/57 (144A) (a)	2,983,932	3,023,618
WaMu Mortgage Pass Through Certificates 0.494%, 07/25/45 (a)	558,000	523,136
Wells Fargo Mortgage Backed Securities Trust 2.636%, 06/25/35 (a)	2,145,876	2,126,337

		25,569,267

Commercial Mortgage-Backed Securities—5.4%
Banc of America Large Loan, Inc. 2.503%, 11/15/15 (144A) (a)	2,895,804	2,919,282
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.061%, 03/11/41 (a)	1,432,592	1,442,249
5.460%, 09/10/45 (a)	3,200,000	3,458,438
5.695%, 07/10/46 (a)	4,024,000	3,974,084
Bear Stearns Commercial Mortgage Securities, Inc. 5.450%, 03/11/39 (a)	3,961,000	4,025,018
5.715%, 06/11/40 (a)	3,200,000	3,673,090
5.611%, 09/11/41 (a)	3,620,000	3,582,325

MIST-194

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Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup / Deutsche Bank Commercial Mortgage Trust 5.617%, 10/15/48	3,200,000	$3,619,458
Citigroup Commercial Mortgage Trust 5.482%, 10/15/49	2,000,000	1,996,110
G-FORCE 2005-RR LLC 4.830%, 08/22/36 (144A)	1,997,361	2,024,196
German Residential Asset Note Distributor plc 1.611%, 01/20/21 (EUR) (a)	3,001,802	3,851,709
2.091%, 01/20/21 (EUR) (a)	2,738,340	3,468,022
Greenwich Capital Commercial Funding Corp. 5.866%, 07/10/38 (a)	6,965,000	7,491,381
JP Morgan Chase Commercial Mortgage Securities Corp. 5.464%, 12/12/43	3,500,000	3,674,995
5.871%, 04/15/45 (a)	2,410,000	2,506,820
LB-UBS Commercial Mortgage Trust 2006-C1 5.276%, 02/15/41 (a)	930,000	935,983
Morgan Stanley Capital I Trust 5.501%, 03/12/44 (a)	1,100,000	1,142,942
Wachovia Bank Commercial Mortgage Trust 5.077%, 10/15/35 (144A) (a)	2,923,368	2,958,261
5.734%, 05/15/43 (a)	2,700,000	1,910,952

		58,655,315

Total Mortgage-Backed Securities (Cost $81,436,532)		84,224,582

Foreign Government—6.5%

Commercial Banks—0.7%
Bank Negara Malaysia Monetary Notes
Zero Coupon, 05/23/13 (MYR)	630,000	202,540
Zero Coupon, 05/28/13 (MYR)	1,230,000	395,274
Zero Coupon, 06/04/13 (MYR)	430,000	138,107
Zero Coupon, 06/11/13 (MYR)	3,290,000	1,056,076
Zero Coupon, 06/18/13 (MYR)	5,280,000	1,694,439
Zero Coupon, 06/20/13 (MYR)	4,050,000	1,299,084
Zero Coupon, 06/27/13 (MYR)	220,000	70,530
Zero Coupon, 07/04/13 (MYR)	180,000	57,673
Zero Coupon, 07/11/13 (MYR)	170,000	54,437
Zero Coupon, 07/18/13 (MYR)	160,000	51,207
Zero Coupon, 07/25/13 (MYR)	140,000	44,780
Zero Coupon, 08/06/13 (MYR)	530,000	170,141
Zero Coupon, 08/15/13 (MYR)	650,000	207,555
Zero Coupon, 08/27/13 (MYR)	280,000	89,351
Zero Coupon, 09/05/13 (MYR)	380,000	121,135
Zero Coupon, 09/17/13 (MYR)	385,000	122,611
Zero Coupon, 09/26/13 (MYR)	420,000	133,661
Zero Coupon, 10/08/13 (MYR)	5,000	1,590
Zero Coupon, 10/31/13 (MYR)	1,950,000	618,842

Commercial Banks—(Continued)
Bank Negara Malaysia Monetary Notes
Zero Coupon, 11/19/13 (MYR)	700,000	$221,824
Zero Coupon, 12/12/13 (MYR)	1,010,000	319,420
Zero Coupon, 01/09/14 (MYR)	455,000	143,519
Zero Coupon, 02/06/14 (MYR)	15,000	4,725
Zero Coupon, 02/18/14 (MYR)	200,000	62,941
Zero Coupon, 02/20/14 (MYR)	485,000	152,609
Zero Coupon, 02/25/14 (MYR)	160,000	50,322
Zero Coupon, 03/13/14 (MYR)	60,000	18,849
Zero Coupon, 03/20/14 (MYR)	240,000	75,350
Korea Monetary Stabilization Bonds
2.840%, 12/02/14 (KRW)	65,040,000	58,775
2.740%, 02/02/15 (KRW)	179,540,000	162,082

		7,799,449

Sovereign—5.8%
Hungary Government Bonds 7.500%, 10/24/13 (HUF)	34,400,000	147,050
Hungary Government International Bond 6.750%, 07/28/14 (EUR)	700,000	936,238
Hungary Treasury Bills 4.354%, 01/08/14 (HUF) (b)	68,710,000	279,155
4.289%, 03/05/14 (HUF) (b)	185,920,000	750,078
Indonesia Retail Bond 7.950%, 08/15/13 (IDR)	19,500,000,000	2,034,875
Indonesia Treasury Bonds 9.000%, 09/15/13 (IDR)	2,390,000,000	251,266
Ireland Government Bonds
5.000%, 04/18/13 (EUR)	149,000	191,135
4.000%, 01/15/14 (EUR)	250,000	328,016
4.600%, 04/18/16 (EUR)	3,078,000	4,247,449
Korea Treasury Bonds 3.000%, 12/10/13 (KRW)	16,045,000,000	14,467,886
3.250%, 12/10/14 (KRW)	62,530,000	56,907
3.250%, 06/10/15 (KRW)	186,850,000	170,733
2.750%, 12/10/15 (KRW)	151,040,000	136,809
Malaysia Government Bonds 3.210%, 05/31/13 (MYR)	6,135,000	1,981,713
3.461%, 07/31/13 (MYR)	2,090,000	675,863
8.000%, 10/30/13 (MYR)	10,000	3,322
5.094%, 04/30/14 (MYR)	4,595,000	1,516,176
3.434%, 08/15/14 (MYR)	440,000	142,835
3.741%, 02/27/15 (MYR)	455,000	148,835
3.835%, 08/12/15 (MYR)	335,000	110,140
Malaysia Treasury Bills 2.717%, 05/31/13 (MYR) (b)	100,000	32,134
Mexican Bonos 9.000%, 06/20/13 (MXN)	2,533,000	207,216
8.000%, 12/19/13 (MXN)	50,200,000	4,175,036
7.000%, 06/19/14 (MXN)	19,820,000	1,659,357
9.500%, 12/18/14 (MXN)	8,960,000	789,335
6.000%, 06/18/15 (MXN)	101,000	8,475
8.000%, 12/17/15 (MXN)	1,923,000	169,949
6.250%, 06/16/16 (MXN)	502,000	42,789

MIST-195

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Cetes Zero Coupon, 09/19/13 (MXN)	11,662,000	$925,996
Zero Coupon, 01/09/14 (MXN)	8,796,000	68,974
Poland Government Bonds 5.250%, 04/25/13 (PLN)	985,000	302,698
Zero Coupon, 07/25/13 (PLN)	3,430,000	1,043,638
5.000%, 10/24/13 (PLN)	4,830,000	1,498,827
Zero Coupon, 01/25/14 (PLN)	2,705,000	810,005
5.750%, 04/25/14 (PLN)	8,610,000	2,714,516
5.500%, 04/25/15 (PLN)	1,245,000	399,608
6.250%, 10/24/15 (PLN)	1,385,000	456,535
3.980%, 01/25/17 (PLN) (a)	5,746,000	1,767,905
3.980%, 01/25/21 (PLN) (a)	5,829,000	1,772,861
Singapore Treasury Bills 0.025%, 04/18/13 (SGD) (b)	250,000	201,535
0.221%, 04/25/13 (SGD) (b)	150,000	120,915
0.043%, 05/02/13 (SGD) (b)	400,000	322,425
0.078%, 05/02/13 (SGD) (b)	500,000	403,031
0.061%, 05/16/13 (SGD) (b)	1,690,000	1,362,132
0.103%, 07/25/13 (SGD) (b)	275,000	221,521
Sweden Government Bonds 1.500%, 08/30/13 (SEK)	1,670,000	257,014
6.750%, 05/05/14 (SEK)	58,070,000	9,468,496
Sweden Treasury Bills 0.800%, 06/19/13 (SEK) (b)	5,280,000	808,462
0.842%, 09/18/13 (SEK) (b)	12,560,000	1,918,862

		62,506,728

Total Foreign Government (Cost $71,227,482)		70,306,177

Floating Rate Loans (a)—6.2%

Aerospace/Defense—0.1%
Silver II US Holdings LLC Term Loan 3.000%, 12/05/19	795,211	802,944
Transdigm, Inc. Term Loan 3.000%, 02/28/20	438,847	445,430

		1,248,374

Agriculture—0.0%
American Rock Salt Holdings LLC Term Loan 4.250%, 04/25/17	408,125	408,934

Auto Manufacturers—0.1%
Chrysler Group LLC Term Loan 4.750%, 05/24/16	1,000,000	983,330

Auto Parts & Equipment—0.3%
Allison Transmission, Inc. Term Loan 3.000%, 08/07/17	281,765	284,817
3.250%, 08/23/19	548,266	557,060

Auto Parts & Equipment—(Continued)
Federal-Mogul Corp. Term Loan 1.938%, 12/29/14	737,708	$692,431
1.938%, 12/28/15	376,513	353,405
Tomkins LLC Term Loan 3.000%, 09/29/16	1,029,097	1,032,494

		2,920,207

Chemicals—0.3%
Ineos U.S. Finance LLC Term Loan 5.250%, 05/04/18	926,657	943,865
Tronox, Inc. Term Loan 3.500%, 03/13/20	1,197,524	1,216,606
U.S. Coatings Acquisition, Inc. Term Loan 3.500%, 02/03/20	1,098,340	1,114,760

		3,275,231

Coal—0.3%
Arch Coal, Inc. Term Loan 4.500%, 05/16/18	1,993,565	2,031,702
Walter Energy, Inc. Term Loan 4.750%, 04/02/18	982,894	991,426

		3,023,128

Commercial Services—0.5%
Avis Budget Car Rental LLC Term Loan 2.750%, 03/15/19	981,760	994,749
Hertz Corp. (The) Term Loan 2.750%, 03/11/18	729,832	740,779
Interactive Data Corp. Term Loan 2.750%, 02/11/18	137,226	139,006
3.250%, 02/12/18	1,021,735	1,034,987
KAR Auction Services, Inc. Term Loan 2.750%, 05/19/17	2,265,800	2,299,176

		5,208,697

Computers & Peripherals—0.1%
Dell, Inc. First Lien Term Loan 6.500%, 02/28/14 (c)	984,615	984,615
Second Lien Term Loan 6.500%, 02/05/21 (c)	615,385	615,385

		1,600,000

MIST-196

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Containers & Packaging—0.2%
Reynolds Group Holdings, Inc. Term Loan 3.750%, 09/28/18	1,994,108	$2,025,944

Diversified Financial Services—0.1%
Trans Union LLC Term Loan 3.000%, 02/10/19	1,144,164	1,161,802

Entertainment—0.1%
Ameristar Casinos, Inc. Term Loan 3.000%, 04/16/18	277,640	280,504
Cinemark USA, Inc. Term Loan 3.000%, 12/18/19	414,732	419,484

		699,988

Food—0.7%
Advance Pierre Foods, Inc. Term Loan 4.500%, 07/10/17	337,062	342,455
ARAMARK Corp. Extended Letter of Credit 3.500%, 07/26/16	25,984	26,176
Extended Term Loan 3.500%, 07/26/16	556,130	560,242
Term Loan 3.000%, 09/09/19	440,000	444,880
Del Monte Foods Co. Term Loan 3.000%, 03/08/18	2,907,622	2,938,748
HJ Heinz Co. Second Lien Term Loan 4.000%, 02/14/14 (c)	2,000,000	2,000,000
Term Loan 2.500%, 03/27/20	1,110,000	1,120,867

		7,433,368

Food & Staples Retailing—0.3%
BJ’s Wholesale Club, Inc. Term Loan 3.250%, 09/26/19	3,177,113	3,213,014

Forest Products & Paper—0.0%
NewPage Corp. Term Loan 6.500%, 12/21/18	423,857	435,911

Healthcare - Products—0.2%
Bausch & Lomb, Inc. Term Loan 4.250%, 05/17/19	1,665,400	1,684,577

Healthcare - Products—(Continued)
Hologic, Inc. Term Loan 3.500%, 08/01/19	464,454	$471,486

		2,156,063

Healthcare - Services—0.6%
Community Health Systems, Inc. Extended Term Loan 3.500%, 01/25/17	1,458,363	1,475,681
DaVita, Inc. Term Loan 3.000%, 10/20/16	1,484,848	1,502,614
3.000%, 11/01/19	1,024,938	1,037,191
HCA, Inc. Extended Term Loan 3.250%, 03/31/17	1,140,504	1,151,909
Universal Health Services, Inc. Term Loan 2.750%, 11/15/16	387,569	392,656
WC Luxco S.A.R.L. Term Loan 3.250%, 03/15/18	591,248	601,781

		6,161,832

Insurance—0.0%
Asurion LLC Term Loan 3.500%, 07/18/17	227,122	229,465
3.250%, 05/24/19	162,244	164,262

		393,727

IT Services—0.1%
Moneygram International, Inc Term Loan 3.250%, 03/20/20	940,000	949,992

Machinery - Construction & Mining—0.1%
Terex Corp. Term Loan 3.500%, 04/28/17	809,864	826,061

Media—0.3%
CSC Holdings, Inc. Term Loan 1.750%, 03/29/16	827,275	833,090
Foxco Acquisition Sub LLC Term Loan 4.500%, 07/14/17	378,474	385,925
Nine Entertainment Group Ltd. Term Loan 2.750%, 01/17/20	470,658	473,011
Regal Cinemas, Inc. Term Loan 3.000%, 08/23/17	607,948	614,082

MIST-197

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Sinclair Television Group, Inc. Term Loan 3.000%, 10/28/16	91,036	$91,490
Weather Channel (The) Term Loan 2.750%, 02/07/17	362,254	367,753
3.250%, 02/13/17	456,152	463,077

		3,228,428

Metal Fabricate/Hardware—0.0%
Rexnord LLC Term Loan 3.500%, 04/02/18	472,824	479,146

Mining—0.1%
FMG America Finance, Inc. Term Loan 4.250%, 10/18/17	807,339	818,440

Oil & Gas—0.1%
Plains Exploration & Production Term Loan 3.000%, 11/30/19	628,470	630,827

Packaging & Containers—0.1%
Berry Plastics Holding Corp. Term Loan 2.500%, 02/04/20	1,008,484	1,008,025

Pharmaceuticals—0.3%
Par Pharmaceutical Cos., Inc. Term Loan 3.250%, 09/30/19	708,225	716,706
Valeant Pharmaceuticals International, Inc.
Term Loan 2.750%, 02/13/19	391,438	396,611
2.750%, 12/11/19	816,055	826,679
Warner Chilcott Co. LLC Term Loan 3.250%, 03/15/18	265,870	270,606
Warner Chilcott Corp. Incremental Term Loan 3.250%, 03/15/18	326,612	332,431
Term Loan 3.250%, 03/15/18	750,303	763,670

		3,306,703

Retail—0.6%
Burger King Corp. Term Loan 2.750%, 09/27/19	837,908	849,726
DineEquity, Inc. Term Loan 2.750%, 10/19/17	441,766	449,221

Retail—(Continued)
Dunkin’ Brands Group, Inc. Term Loan 1.750%, 02/14/20	713,366	$722,565
Evergreen Acquisition Co, L.P. Term Loan 3.750%, 07/09/19	2,355,969	2,389,094
Party City Holdings, Inc. Term Loan 3.250%, 07/29/19	1,187,025	1,197,785
Wendy’s International, Inc. Term Loan 3.500%, 05/15/19	1,295,934	1,312,308

		6,920,699

Semiconductors—0.1%
Freescale Semiconductor, Inc. Term Loan 3.750%, 06/01/16 (c)	1,000,000	870,000

Telecommunications—0.5%
Cricket Communications, Inc. Term Loan 3.500%, 02/21/20	390,000	392,876
Intelsat Jackson Holdings S.A. Term Loan 3.250%, 04/02/18	2,087,961	2,121,629
Telesat Canada / Telesat LLC Term Loan 3.250%, 03/28/19	1,225,136	1,238,919
UPC Financing Partnership Term Loan 3.500%, 12/30/16	1,181,639	1,190,921
3.500%, 12/29/17	415,669	418,735
3.000%, 01/29/21	238,500	242,525

		5,605,605

Total Floating Rate Loans (Cost $66,070,299)		66,993,476

Asset-Backed Securities—4.0%

Asset-Backed - Credit Card—0.3%
MBNA Credit Card Master Note Trust 0.263%, 10/15/15 (a)	3,200,000	3,199,762

Asset-Backed - Home Equity—0.7%
Argent Securities, Inc. 0.564%, 10/25/35 (a)	1,270,000	1,102,368
Bayview Financial Acquisition Trust 0.834%, 08/28/44 (a)	1,419,143	1,384,901
MASTR Asset Backed Securities Trust 0.934%, 09/25/34 (a)	1,400,000	1,336,008
Morgan Stanley ABS Capital I 1.404%, 05/25/33 (a)	538,897	524,444

MIST-198

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Residential Funding Mortgage Securities II Home Loan Trust 5.480%, 06/25/34	984,969	$1,028,752
Terwin Mortgage Trust 2005-8HE 0.574%, 07/25/35 (144A) (a)	2,272,322	2,266,942

		7,643,415

Asset-Backed - Other—3.0%
Aames Mortgage Investment Trust 0.909%, 10/25/35 (a)	883,016	873,632
Ameriquest Mortgage Securities, Inc. 1.029%, 06/25/34 (a)	2,483,328	2,440,697
Chase Funding Mortgage Loan Asset-Backed Certificates 5.351%, 02/25/35 (a)	762,690	783,145
Citigroup Mortgage Loan Trust, Inc. 0.354%, 10/25/36 (a)	1,793,938	1,774,913
Conseco Financial Corp. 6.740%, 02/01/31	1,564,794	1,562,461
Countryplace Manufactured Housing Contract Trust 4.800%, 12/15/35 (144A) (a)	248,024	256,457
Countrywide Asset-Backed Certificates 0.954%, 03/25/34 (a)	691,000	651,185
0.904%, 12/25/34 (a)	1,386,000	1,372,161
0.714%, 06/25/35 (a)	1,993,944	1,956,083
0.444%, 04/25/36 (a)	1,006,525	998,926
CREST 2004-1, Ltd. 0.631%, 01/28/20 (144A) (a)	2,272,466	2,090,668
CT CDO III, Ltd. 5.471%, 06/25/35 (144A)	2,470,000	2,498,183
CT CDO IV, Ltd. 0.513%, 10/20/43 (144A) (a)	2,167,434	2,019,139
G-Star 2002-2, Ltd. 2.204%, 10/25/37 (144A) (a)	554,130	548,761
Greenpoint Mortgage Funding Trust 0.924%, 07/25/30 (a)	1,442,605	1,432,509
GSAMP Trust 2005-HE3 0.874%, 06/25/35 (a)	1,816,147	1,785,137
JPMorgan Mortgage Acquisition Corp. 0.354%, 05/25/36 (a)	571,602	555,519
LNR CDO 2003-1, Ltd. 1.504%, 07/23/36 (144A) (a)	681,216	673,089
Long Beach Mortgage Loan Trust 0.674%, 08/25/35 (a)	2,196,746	2,149,819
Morgan Stanley ABS Capital I 0.939%, 01/25/35 (a)	997,325	955,468
Newcastle CDO V, Ltd. 0.624%, 12/24/39 (144A) (a)	1,156,762	1,101,653
Park Place Securities, Inc. 0.654%, 09/25/35 (a)	675,000	641,754

Asset-Backed - Other—(Continued)
Structured Asset Securities Corp. 0.504%, 02/25/36 (a)	2,713,622	$2,660,743

		31,782,102

Total Asset-Backed Securities (Cost $41,477,444)		42,625,279

Municipals—1.7%
California State Public Works Board 3.183%, 12/01/14	3,685,000	3,777,125
Citizens Property Insurance Corp. Revenue 1.870%, 06/01/13 (a)	2,500,000	2,506,725
City of Burleson, Texas, Refunding, General Obligation, Ltd. 3.000%, 03/01/14	1,010,000	1,032,553
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd. 2.250%, 12/01/15	1,295,000	1,341,905
New York State Dormitory Authority, Revenue, Refunding (Assured Guaranty Insured) 4.000%, 10/01/14	2,085,000	2,189,354
New York State Urban Development Corp., Revenue, Refunding 5.000%, 01/01/15	2,000,000	2,158,300
Reading School District, Refunding, General Obligation Unlimited 5.000%, 04/01/15	2,500,000	2,680,500
State of Illinois, Refunding, General Obligation Unlimited 5.000%, 01/01/16	2,500,000	2,755,675

Total Municipals (Cost $18,513,917)		18,442,137

Purchased Option—0.1%

Put Options—0.1%
EUR Currency, Strike Price 1.3, Expires 06/25/13 (Counterparty - Barclays Bank plc) (Cost $472,400)	20,000,000	668,580

Common Stock—0.0%

Forest Products & Paper—0.0%
NewPage Corp. (d) (e) (Cost $554,408)	2,400	236,640

MIST-199

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—1.0%

Security Description	Principal Amount*	Value

Discount Note—0.5%
Federal Home Loan Bank Discount Notes 0.000%, 04/01/13 (b)	5,000,000	$5,000,000

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $5,802,006 on 04/01/13, collateralized by $5,825,000 U.S.Treasury Note at 1.250% due 04/15/14 with a value of $5,922,429.	5,802,000	5,802,000

Total Short-Term Investments (Cost $10,802,000)		10,802,000

Total Investments—100.2% (Cost $1,069,096,458) (f)		1,081,371,019
Unfunded Loan Commitments—(0.4)% (Cost $(4,600,000))		(4,600,000)
Net Investments—99.8% (Cost $1,064,496,458)		1,076,771,019
Other assets and liabilities (net)—0.2%		2,969,536

Net Assets—100.0%		$1,079,740,555

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(c)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(d)	Illiquid security. As of March 28, 2013, these securities represent 0.0% of net assets.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent less than 0.05% of net assets.
(f)	As of March 28, 2013, the aggregate cost of investments was $1,064,496,458. The aggregate unrealized appreciation and depreciation of investments were $22,875,185 and $(10,600,624), respectively, resulting in net unrealized appreciation of $12,274,561.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $125,505,323, which is 11.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(DKK)—	Danish Krone
(EUR)—	Euro
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
4,377,547	AUD	03/31/14	Deutsche Bank London	$4,468,600	$(31,967)
259,000	CAD	02/11/14	Citibank N.A.	256,406	(3,176)
194,000	CAD	02/12/14	Deutsche Bank London	191,467	(1,793)
130,000	CAD	02/14/14	Deutsche Bank London	128,180	(1,084)
260,000	CAD	02/19/14	Deutsche Bank London	256,115	(1,951)
261,000	CAD	02/20/14	Deutsche Bank London	255,842	(706)
262,000	CAD	02/21/14	Barclays Bank plc	255,805	303
131,000	CAD	02/24/14	Barclays Bank plc	127,511	535
211,000	CAD	02/25/14	Barclays Bank plc	204,340	1,898
132,000	CAD	02/25/14	Deutsche Bank London	127,949	1,072
185,000	CAD	02/26/14	Barclays Bank plc	178,904	1,917
132,000	CAD	03/06/14	HSBC Bank plc	127,398	1,598
165,000	CAD	03/07/14	Barclays Bank plc	158,882	2,360
144,000	CAD	03/07/14	HSBC Bank plc	138,413	2,307
40,250	CHF	04/16/13	Deutsche Bank London	43,466	(1,060)
40,250	CHF	04/16/14	Deutsche Bank London	43,917	(1,218)
1,440,250	CHF	04/16/15	Deutsche Bank London	1,593,197	(52,491)
1,129,880,000	CLP	05/08/13	Deutsche Bank London	2,232,303	151,577
1,133,875,000	CLP	05/09/13	JPMorgan Chase Bank N.A.	2,265,485	126,507

MIST-200

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
2,752,764	EUR	04/02/13	Deutsche Bank London	$3,525,465	$3,168
2,914,236	EUR	04/02/13	Deutsche Bank London	3,784,659	(49,044)
1,157,750	EUR	05/08/13	Deutsche Bank London	1,415,118	69,290
1,900,000	EUR	05/23/13	Deutsche Bank London	2,322,940	113,419
3,830,000,000	IDR	04/03/13	JPMorgan Chase Bank N.A.	400,000	(5,917)
118,818,000	INR	05/06/13	JPMorgan Chase Bank N.A.	2,114,933	55,962
119,574,000	INR	05/07/13	Deutsche Bank London	2,113,754	70,508
228,000,000	JPY	05/10/13	Deutsche Bank London	2,914,036	(491,371)
128,788,870	PHP	05/06/13	JPMorgan Chase Bank N.A.	3,023,710	134,380
129,673,810	PHP	05/07/13	Deutsche Bank London	3,038,850	140,927
1,623,132	SGD	05/06/13	Deutsche Bank London	1,312,046	(3,328)
1,629,622	SGD	05/07/13	Morgan Stanley & Co., Inc.	1,304,950	9,004
3,496,264	SGD	05/17/13	Morgan Stanley & Co., Inc.	2,764,632	54,462

Net Unrealized Appreciation					$296,088

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
40,250	CHF	04/16/13	Deutsche Bank London	$44,275	$1,868
40,250	CHF	04/16/14	Deutsche Bank London	44,732	2,033
1,440,250	CHF	04/16/15	Deutsche Bank London	1,621,355	80,650
30,600,000	DKK	04/15/13	Deutsche Bank London	5,332,869	70,996
20,500,000	DKK	09/11/13	Deutsche Bank London	3,541,811	8,795
19,000,000	DKK	09/27/13	Deutsche Bank London	3,318,488	43,161
30,600,000	DKK	11/06/13	Deutsche Bank London	5,290,457	12,100
46,800,000	DKK	01/09/14	Deutsche Bank London	8,264,171	183,270
5,667,000	EUR	04/02/13	Deutsche Bank London	7,528,326	264,078
300,000	EUR	05/02/13	Deutsche Bank London	392,970	8,342
1,824,000	EUR	05/06/13	Deutsche Bank London	2,407,680	69,075
521,875	EUR	05/06/13	Deutsche Bank London	649,317	(19,795)
770,000	EUR	05/07/13	Deutsche Bank London	1,003,618	16,371
6,170,000	EUR	05/07/13	Morgan Stanley & Co., Inc.	8,144,647	233,846
2,350,000	EUR	05/08/13	Deutsche Bank London	3,097,347	84,296
1,157,750	EUR	05/08/13	Deutsche Bank London	1,546,082	61,674
2,909,965	EUR	05/10/13	Citibank N.A.	3,796,341	65,275
4,756,875	EUR	05/23/13	Deutsche Bank London	6,119,720	20,006
693,000	EUR	05/29/13	Deutsche Bank London	877,165	(11,505)
500,796	EUR	06/05/13	Deutsche Bank London	622,956	(19,276)
93,500	EUR	06/11/13	Deutsche Bank London	118,605	(1,307)
1,455,100	EUR	07/05/13	Deutsche Bank London	1,842,913	(23,578)
923,000	EUR	07/26/13	Barclays Bank plc	1,199,716	15,543
410,000	EUR	07/29/13	Deutsche Bank London	499,667	(26,361)
1,046,650	EUR	08/01/13	Barclays Bank plc	1,287,380	(55,502)
46,169	EUR	08/08/13	Citibank N.A.	57,627	(1,613)
5,933	EUR	08/09/13	Citibank N.A.	7,415	(198)
17,272	EUR	08/23/13	Barclays Bank plc	21,628	(537)
30,815	EUR	09/12/13	Barclays Bank plc	39,556	5
152,186	EUR	09/16/13	Barclays Bank plc	197,028	1,690
87,929	EUR	09/17/13	UBS AG	113,763	901
31,978	EUR	09/19/13	Barclays Bank plc	42,125	1,078
21,514	EUR	09/24/13	Barclays Bank plc	27,963	347
3,100,000	EUR	01/23/14	Deutsche Bank London	4,183,450	199,008
3,653,125	EUR	01/30/14	Deutsche Bank London	4,897,745	201,994
1,461,250	EUR	01/30/14	Deutsche Bank London	1,946,531	68,231
1,355,480	EUR	01/30/14	Deutsche Bank London	1,827,932	85,590

MIST-201

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
3,300,000	EUR	02/03/14	Deutsche Bank London	$4,483,545	$241,510
5,000,000	EUR	02/05/14	Deutsche Bank London	6,768,500	341,028
3,400,000	EUR	02/06/14	Deutsche Bank London	4,441,420	70,689
1,816,000	EUR	02/06/14	Deutsche Bank London	2,334,468	(17)
395,300	EUR	03/18/14	Deutsche Bank London	512,985	4,591
118,600	EUR	03/19/14	JPMorgan Chase Bank N.A.	155,396	2,863
198,000	EUR	03/20/14	JPMorgan Chase Bank N.A.	257,398	2,745
198,000	EUR	03/21/14	JPMorgan Chase Bank N.A.	256,219	1,563
198,000	EUR	03/24/14	JPMorgan Chase Bank N.A.	257,177	2,513
158,000	EUR	03/25/14	JPMorgan Chase Bank N.A.	204,547	1,328
3,060,000	EUR	03/26/14	Deutsche Bank London	3,921,390	(14,423)
178,275	EUR	03/26/14	Deutsche Bank London	232,168	2,868
2,752,764	EUR	04/03/14	Deutsche Bank London	3,537,715	(3,250)
112,000,000	INR	05/06/13	JPMorgan Chase Bank N.A.	1,918,136	(128,189)
283,178,000	JPY	05/10/13	Deutsche Bank London	3,567,821	558,850
281,655,500	JPY	05/10/13	Morgan Stanley & Co., Inc.	3,550,115	557,322
265,900,000	JPY	05/17/13	Morgan Stanley & Co., Inc.	3,342,552	517,030
64,350,000	JPY	02/12/14	HSBC Bank plc	691,846	5,932
64,319,000	JPY	02/12/14	JPMorgan Chase Bank N.A.	691,877	6,293
85,250,000	JPY	02/13/14	Citibank N.A.	922,544	13,839
42,690,000	JPY	02/13/14	JPMorgan Chase Bank N.A.	461,279	6,234
42,710,000	JPY	02/18/14	JPMorgan Chase Bank N.A.	461,271	5,976
42,570,000	JPY	02/19/14	Citibank N.A.	461,221	7,411
42,760,000	JPY	02/19/14	Goldman Sachs & Co.	461,290	5,455
21,350,000	JPY	02/25/14	Barclays Bank plc	230,626	3,006
42,660,000	JPY	02/27/14	Barclays Bank plc	461,266	6,438
14,279,000	JPY	02/27/14	Deutsche Bank London	155,996	3,757

Net Unrealized Appreciation					$3,863,913

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(PHP)—	Philippine Peso
(SGD)—	Singapore Dollar

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation
U.S. Treasury Note 2 Year Futures	06/28/13	256	USD	56,432,263	$3,737

Futures Contracts—Short	Expiration Date	Number of Contracts	Contract Amount		Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	06/19/13	(128)	USD	(16,841,610)	$(52,390)
U.S. Treasury Note 5 Year Futures	06/28/13	(400)	USD	(49,557,281)	(64,595)

Net Unrealized Depreciation					$(116,985)

(USD)—	U.S. Dollar

MIST-202

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Swap Agreements

Open credit default swap agreements at March 28, 2013 were as follows:

Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/15	JPMorgan Chase Bank N.A.	0.259%	3,000,000	USD	$(318,409)	$(137,578)	$(180,831)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/16	Credit Suisse Group AG	0.350%	6,000,000	USD	(899,787)	(737,831)	(161,956)
Constellation Brands, Inc. 5.000%, due 09/20/2016	(5.000%)	09/20/16	Barclays Bank plc	1.338%	2,000,000	USD	(254,136)	(241,928)	(12,208)
Constellation Brands, Inc. 5.000%, due 06/20/2017	(5.000%)	06/20/17	Barclays Bank plc	1.674%	2,000,000	USD	(277,069)	(262,181)	(14,888)
D.R. Horton, Inc. 5.000%, due 03/20/2016	(5.000%)	03/20/16	JPMorgan Chase Bank N.A.	1.044%	3,425,000	USD	(397,953)	(394,626)	(3,327)
D.R. Horton, Inc. 5.000% due 06/20/2017	(5.000%)	06/20/17	Citibank N.A.	1.477%	2,000,000	USD	(286,440)	(281,353)	(5,087)
Dean Foods Co. 5.000%, due 06/20/2016	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	1.897%	2,000,000	USD	(193,666)	(193,666)	—
Embarq Corp. 7.082%, due 06/01/2016	(5.000%)	06/20/16	Credit Suisse Group AG	0.807%	2,071,000	USD	(273,093)	(247,588)	(25,505)
First Data Corp. 5.000%, due 03/20/2015	(5.000%)	03/20/15	Barclays Bank plc	2.215%	2,600,000	USD	(145,404)	(120,307)	(25,097)
GenOn Energy, Inc. 5.000%, due 06/20/2014	(5.000%)	06/20/14	Credit Suisse Group AG	0.618%	5,000,000	USD	(272,577)	(270,907)	(1,670)
Hilton Worldwide, Inc. 4.957%, due 11/15/2013	(5.000%)	12/20/13	Credit Suisse Group AG	0.456%	3,000,000	USD	(100,744)	(113,004)	12,260
Intelsat SA 6.500%, due 11/01/2013	(5.000%)	12/20/13	Credit Suisse Group AG	0.250%	2,900,000	USD	(102,114)	(150,955)	48,841
Kroger Co. 1.000%, due 06/20/2017	(1.000%)	06/20/17	Citibank N.A.	0.502%	500,000	USD	(10,608)	(3,938)	(6,670)
Kroger Co. 1.000%, due 06/20/2017	(1.000%)	06/20/17	Credit Suisse Group AG	0.502%	500,000	USD	(10,608)	(4,955)	(5,653)
Kroger Co. 1.000%, due 06/20/2017	(1.000%)	06/20/17	Credit Suisse Group AG	0.502%	1,000,000	USD	(21,217)	(9,931)	(11,286)
Merrill Lynch & Co., Inc. 5.000%, due 03/20/2013	(5.000%)	09/20/14	Credit Suisse Group AG	0.306%	4,000,000	USD	(280,788)	(310,962)	30,174
Merrill Lynch & Co., Inc. 1.000%, due 09/20/2017	(1.000%)	09/20/17	Credit Suisse Group AG	0.962%	2,000,000	USD	(3,800)	4,498	(8,298)
Morgan Stanley 5.000%, due 06/20/2013	(5.000%)	06/20/14	Credit Suisse Group AG	0.361%	5,000,000	USD	(287,586)	(322,282)	34,696
Morgan Stanley 5.000%, due 03/20/2013	(5.000%)	06/20/14	Credit Suisse Group AG	0.361%	5,000,000	USD	(287,586)	(321,647)	34,061
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/15	Credit Suisse Group AG	0.599%	3,000,000	USD	(293,313)	(330,262)	36,949
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/15	Credit Suisse Group AG	0.599%	3,000,000	USD	(293,313)	(316,024)	22,711

Totals							$(5,010,211)	$(4,767,427)	$(242,784)

MIST-203

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 5.000%, due 09/20/2017	1.000%	09/20/17	Credit Suisse Group AG	1.171%	2,000,000	USD	$(16,057)	$(4,498)	$(11,559)
Berkshire Hathaway, Inc. 1.000%, due 09/20/2017	1.000%	09/20/17	Barclays Bank plc	0.684%	6,000,000	USD	83,748	(84,614)	168,362
Celanese US Holdings LLC 6.500%, 10/13/2016	1.800%	06/20/16	Credit Suisse Group AG	1.625%	500,000	USD	2,336	—	2,336
First Data Corp. 5.000%, due 03/20/2016	5.000%	03/20/16	Barclays Bank plc	4.320%	2,000,000	USD	38,341	(5,000)	43,341
PSEG Power 1.000% due 06/20/2017	1.000%	06/20/17	Credit Suisse Group AG	1.161%	1,000,000	USD	(6,879)	(47,638)	40,759
Republic of Lithuania 4.500%, due 03/05/2013	1.000%	06/20/16	Credit Suisse Group AG	0.742%	400,000	USD	3,378	(18,566)	21,944
Safeway, Inc. 1.000% due 06/20/2017	1.000%	06/20/17	Credit Suisse Group AG	1.469%	500,000	USD	(9,220)	(25,793)	16,573
Safeway, Inc. 1.000% due 06/20/2017	1.000%	06/20/17	Credit Suisse Group AG	1.469%	500,000	USD	(9,220)	(32,813)	23,593
Safeway, Inc. 1.000% due 06/20/2017	1.000%	06/20/17	Credit Suisse Group AG	1.469%	1,000,000	USD	(18,440)	(45,375)	26,935
Safeway, Inc. 1.000% due 09/20/2017	1.000%	09/20/17	Citibank N.A.	1.637%	650,000	USD	(17,462)	(78,060)	60,598

Totals							$50,525	$(342,357)	$392,882

Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Markit CDX North America, Series 20	(5.000%)	06/20/18	Credit Suisse Group AG	4.310%	9,200,000	USD	$(281,130)	$(276,000)	$(5,130)

Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	1.785%	3,000,000	USD	$87,500	$42,300	$45,200
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	1.785%	2,400,000	USD	70,000	33,000	37,000
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	1.785%	2,400,000	USD	70,000	30,000	40,000
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	1.785%	2,400,000	USD	70,000	33,000	37,000
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	1.785%	2,000,000	USD	58,333	24,861	33,472
Markit LCDX North America, Series 19	2.500%	12/20/17	Credit Suisse Group AG	1.785%	1,000,000	USD	29,166	11,250	17,916
Markit LCDX North America, Series 19	2.500%	12/20/17	Credit Suisse Group AG	1.785%	700,000	USD	20,417	21,000	(583)

Totals							$405,416	$195,411	$210,005

MIST-204

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-205

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$436,785,953	$—	$436,785,953
Total Corporate Bonds & Notes*	—	352,159,073	—	352,159,073
Total Mortgage-Backed Securities*	—	84,224,582	—	84,224,582
Total Foreign Government*	—	68,433,299	—	68,433,299
Total Floating Rate Loans*	—	66,993,476	—	66,993,476
Total Asset-Backed Securities*	—	42,625,279	—	42,625,279
Total Municipals	—	18,442,137	—	18,442,137
Total Purchased Option*	—	668,580	—	668,580
Total Common Stock*	—	—	236,640	236,640
Short-Term Investments
Discount Note	—	5,000,000	—	5,000,000
Repurchase Agreement	—	5,802,000	—	5,802,000
Total Short-Term Investments	—	10,802,000	—	10,802,000
Total Investments	$—	$1,081,134,379	$236,640	$1,081,371,019

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$5,110,658	$—	$5,110,658
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(950,657)	—	(950,657)
Total Forward Contracts	$—	$4,160,001	$—	$4,160,001
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,737	$—	$—	$3,737
Futures Contracts (Unrealized Depreciation)	(116,985)	—	—	(116,985)
Total Futures Contracts	$(113,248)	$—	$—	$(113,248)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$533,219	$—	$533,219
Swap Contracts at Value (Liabilities)	—	(5,368,619)	—	(5,368,619)
Total Swap Contracts	$—	$(4,835,400)	$—	$(4,835,400)

*	See Schedule of Investments for additional detailed categorizations.

MIST-206

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation	Transfers in to Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation from investments still held at March 28, 2013
Common Stocks
Forest Products & Paper	$—	$6,720	$229,920	$236,640	$6,720

Common Stocks in the amount of $229,920 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-207

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—83.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Huntington Ingalls Industries, Inc.	117,042	$6,241,850
Raytheon Co.	75,316	4,427,828

		10,669,678

Automobiles—0.9%
General Motors Co. (a)	240,702	6,696,330

Beverages—2.3%
Coca-Cola Enterprises, Inc.	134,322	4,959,168
Dr Pepper Snapple Group, Inc.	115,576	5,426,293
Pernod-Ricard S.A.	46,839	5,842,694

		16,228,155

Building Products—0.4%
Owens Corning (a)	78,218	3,084,136

Capital Markets—0.9%
Morgan Stanley	301,262	6,621,739

Chemicals—0.7%
Linde AG	27,962	5,201,523

Commercial Banks—3.1%
CIT Group, Inc. (a)	96,772	4,207,647
KB Financial Group, Inc.	53,522	1,787,670
PNC Financial Services Group, Inc.	183,307	12,189,915
Wells Fargo & Co.	115,222	4,262,062

		22,447,294

Communications Equipment—1.3%
Cisco Systems, Inc.	447,249	9,351,977

Computers & Peripherals—3.0%
Apple, Inc.	29,360	12,995,617
Dell, Inc.	137,817	1,974,917
Hewlett-Packard Co.	287,770	6,860,437

		21,830,971

Containers & Packaging—0.7%
MeadWestvaco Corp.	144,304	5,238,235

Diversified Financial Services—3.3%
Bond Street Holdings, Inc. - Class A (144A) (a) (b)	80,828	1,475,111
Citigroup, Inc.	186,331	8,243,283
ING Groep N.V. (a)	514,127	3,694,904
JPMorgan Chase & Co.	111,610	5,297,011
NYSE Euronext	124,780	4,821,499

		23,531,808

Electric Utilities—1.1%
Entergy Corp.	43,780	2,768,647
Exelon Corp.	158,888	5,478,458

		8,247,105

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	148,800	$6,239,184

Energy Equipment & Services—2.8%
Baker Hughes, Inc.	180,152	8,360,854
Ensco plc - Class A	57,073	3,424,380
Transocean, Ltd.	166,530	8,652,899

		20,438,133

Food & Staples Retailing—5.7%
CVS Caremark Corp.	309,166	17,001,038
Kroger Co. (The)	361,629	11,984,385
Wal-Mart Stores, Inc.	53,348	3,992,031
Walgreen Co.	162,550	7,750,384

		40,727,838

Food Products—0.4%
Mondelez International, Inc. - Class A	103,827	3,178,145

Health Care Equipment & Supplies—2.0%
Boston Scientific Corp. (a)	12,233	95,540
Medtronic, Inc.	245,634	11,534,972
Stryker Corp.	42,900	2,798,796

		14,429,308

Health Care Providers & Services—2.4%
Cigna Corp.	182,670	11,393,128
UnitedHealth Group, Inc.	8,211	469,751
WellPoint, Inc.	76,230	5,048,713

		16,911,592

Independent Power Producers & Energy Traders—0.9%
NRG Energy, Inc.	251,317	6,657,387

Insurance—6.9%
ACE, Ltd.	129,026	11,479,443
Alleghany Corp. (a)	20,739	8,210,985
American International Group, Inc. (a)	356,025	13,820,890
CNO Financial Group, Inc. (c)	121,940	1,396,213
White Mountains Insurance Group, Ltd.	16,348	9,271,278
Zurich Financial Services AG (a)	18,450	5,138,333

		49,317,142

Internet Software & Services—0.8%
Google, Inc. - Class A (a)	7,121	5,654,288

Machinery—1.2%
Oshkosh Corp. (a)	109,952	4,671,860
Stanley Black & Decker, Inc.	49,312	3,992,793

		8,664,653

Marine—1.1%
AP Moeller - Maersk A.S. - Class B	1,002	7,869,977

MIST-208

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—6.4%
British Sky Broadcasting Group plc	527,700	$7,082,725
Comcast Corp. - Special Class A	41,138	1,629,888
News Corp. - Class B	457,366	14,068,578
Reed Elsevier plc	860,550	10,244,852
Time Warner Cable, Inc.	100,954	9,697,641
Tribune Co. - Class A (a)	34,749	1,975,481
Tribune Co. - Class B (a)	21,306	1,193,136

		45,892,301

Metals & Mining—0.6%
ThyssenKrupp AG (a)	194,720	3,962,913

Multi-Utilities—0.5%
GDF Suez	168,131	3,240,576

Multiline Retail—0.7%
Kohl’s Corp. (c)	114,830	5,297,108

Office Electronics—1.2%
Xerox Corp.	972,254	8,361,384

Oil, Gas & Consumable Fuels—8.7%
Apache Corp.	128,980	9,952,097
BG Group plc	111,257	1,909,929
BP plc	785,316	5,515,044
CONSOL Energy, Inc.	239,800	8,069,270
Marathon Oil Corp.	369,946	12,474,579
Murphy Oil Corp.	85,588	5,454,523
Plains Exploration & Production Co. (a)	147,400	6,997,078
Prime AET&D Holdings No. 1 Property, Ltd. (a) (d) (e)	762,551	0
Royal Dutch Shell plc - A Shares	345,543	11,211,859
WPX Energy, Inc. (a)	61,113	979,030

		62,563,409

Paper & Forest Products—1.8%
Domtar Corp.	31,436	2,440,062
International Paper Co.	217,294	10,121,555

		12,561,617

Personal Products—0.8%
Avon Products, Inc.	268,400	5,563,932

Pharmaceuticals—5.8%
Eli Lilly & Co.	60,439	3,432,331
Hospira, Inc. (a) (c)	93,896	3,082,606
Merck & Co., Inc.	475,284	21,021,811
Pfizer, Inc.	304,414	8,785,388
Teva Pharmaceutical Industries, Ltd. (ADR)	132,901	5,273,512

		41,595,648

Real Estate Investment Trusts—0.5%
Alexander’s, Inc. (c)	11,059	3,646,042

Real Estate Management & Development—1.0%
Canary Wharf Group plc (a) (d) (e)	767,618	$3,160,244
Forestar Group, Inc. (a)	51,756	1,131,386
Realogy Holdings Corp. (a) (b)	56,953	2,735,143

		7,026,773

Software—3.6%
Microsoft Corp.	581,851	16,646,757
Nintendo Co., Ltd. (c)	13,417	1,451,928
Symantec Corp. (a)	316,526	7,811,862

		25,910,547

Textiles, Apparel & Luxury Goods—0.0%
Compagnie Financiere Richemont S.A. - Class A	2,938	230,959

Tobacco—6.1%
Altria Group, Inc.	213,295	7,335,215
British American Tobacco plc	271,657	14,545,236
Imperial Tobacco Group plc	292,509	10,241,632
Lorillard, Inc.	174,339	7,034,579
Philip Morris International, Inc.	51,758	4,798,484

		43,955,146

Wireless Telecommunication Services—1.8%
Vodafone Group plc	4,483,176	12,724,817

Total Common Stocks (Cost $495,971,307)		601,769,770

Short-Term Investments—15.3%

Mutual Fund—1.5%
State Street Navigator Securities Lending MET Portfolio (f)	10,925,357	10,925,357

U.S. Treasury—8.8%
U.S. Treasury Bills 0.141%, 04/04/13 (g)	2,000,000	1,999,998
0.141%, 04/11/13 (g)	4,000,000	3,999,968
0.073%, 04/18/13 (g)	5,000,000	4,999,925
0.151%, 04/18/13 (g)	2,000,000	1,999,970
0.146%, 05/02/13 (g)	2,000,000	1,999,918
0.136%, 05/09/13 (g)	1,000,000	999,952
0.141%, 05/16/13 (g)	3,000,000	2,999,793
0.136%, 05/30/13 (g)	2,000,000	1,999,804
0.086%, 06/13/13 (g)	1,000,000	999,828
0.101%, 06/13/13 (g)	4,500,000	4,499,087
0.123%, 06/27/13 (g)	3,000,000	2,999,511
0.113%, 07/05/13 (g)	5,000,000	4,999,140
0.101%, 07/18/13 (g)	3,000,000	2,999,349
0.096%, 07/25/13 (g)	2,000,000	1,999,552
0.106%, 08/08/13 (g)	5,000,000	4,998,480
0.101%, 08/15/13 (g)	2,500,000	2,499,198
0.126%, 08/29/13 (g)	3,000,000	2,998,875

MIST-209

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
0.110%, 09/05/13 (g)	3,000,000	$2,998,824
0.110%, 09/12/13 (g)	5,000,000	4,997,835
0.105%, 09/19/13 (g)	5,000,000	4,997,625

		62,986,632

Repurchase Agreement — 5.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $36,106,040 on 04/01/13, collateralized by $36,875,000 U.S. Treasury Note at 0.250% due 09/15/15 with a value of $36,828,906.	36,106,000	36,106,000

Total Short-Term Investments (Cost $110,012,358)		110,017,989

Total Investments—99.1% (Cost $605,983,665) (h)		711,787,759
Other assets and liabilities (net)—0.9%		6,490,196

Net Assets—100.0%		$718,277,955

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $4,210,254, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(c)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $10,608,891 and the collateral received consisted of cash in the amount of $10,925,357. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.4% of net assets.
(e)	Illiquid security. As of March 28, 2013, these securities represent 0.8% of net assets.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(h)	As of March 28, 2013, the aggregate cost of investments was $605,983,665. The aggregate unrealized appreciation and depreciation of investments were $125,423,145 and $(19,619,051), respectively, resulting in net unrealized appreciation of $105,804,094.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $1,475,111, which is 0.2% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities

	Acquisition Date	Shares	Cost	Value
Bond Street Holdings, Inc.	11/04/09	80,828	$1,647,018	$1,475,111
Realogy Holdings Corp.	10/11/12	56,953	1,537,737	2,735,143

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
9,500	CHF	08/12/13	Credit Suisse International	$10,062	$(36)
92,736	EUR	05/17/13	Bank of America N.A.	124,276	(5,367)
142,930	EUR	05/17/13	Bank of America N.A.	186,785	(3,515)
149,306	EUR	05/17/13	Bank of America N.A.	190,656	790
191,226	EUR	05/17/13	Bank of America N.A.	255,585	(10,388)
328,116	EUR	05/17/13	Bank of America N.A.	438,552	(17,829)
43,952	EUR	05/17/13	Credit Suisse International	57,918	(1,561)
51,400	EUR	05/17/13	Credit Suisse International	65,609	298
62,000	EUR	05/17/13	Credit Suisse International	81,580	(2,081)

MIST-210

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
70,000	EUR	05/17/13	Credit Suisse International	$93,827	$(4,070)
78,640	EUR	05/17/13	Credit Suisse International	106,356	(5,521)
90,810	EUR	05/17/13	Credit Suisse International	116,454	(14)
50,562	EUR	05/17/13	Deutsche Bank AG	64,613	219
105,555	EUR	05/17/13	Deutsche Bank AG	136,146	(800)
112,314	EUR	05/17/13	Deutsche Bank AG	151,193	(7,180)
124,520	EUR	05/17/13	Deutsche Bank AG	164,459	(4,794)
165,000	EUR	05/17/13	Deutsche Bank AG	214,305	(2,736)
235,520	EUR	05/17/13	Deutsche Bank AG	301,026	966
277,355	EUR	05/17/13	Deutsche Bank AG	365,323	(9,689)
286,929	EUR	05/17/13	Deutsche Bank AG	383,015	(15,104)
48,196	EUR	05/17/13	HSBC Bank plc	63,776	(1,977)
50,562	EUR	05/17/13	HSBC Bank plc	64,565	267
106,863	EUR	05/17/13	HSBC Bank plc	142,971	(5,947)
623,185	EUR	05/17/13	HSBC Bank plc	803,285	(4,215)
800,000	JPY	04/22/13	Bank of America N.A.	9,753	(1,253)
2,347,960	JPY	04/22/13	Bank of America N.A.	28,549	(3,603)
6,445,180	JPY	04/22/13	Bank of America N.A.	78,326	(9,850)
2,146,725	JPY	04/22/13	Credit Suisse International	26,052	(3,244)
3,421,249	JPY	04/22/13	Credit Suisse International	36,384	(35)
1,341,700	JPY	04/22/13	Deutsche Bank AG	14,260	(5)
1,400,000	JPY	04/22/13	Deutsche Bank AG	16,372	(1,498)
3,150,800	JPY	04/22/13	Deutsche Bank AG	36,120	(2,645)
3,153,000	JPY	04/22/13	Deutsche Bank AG	39,771	(6,272)
2,415,060	JPY	04/22/13	HSBC Bank plc	30,344	(4,685)
3,018,825	JPY	04/22/13	HSBC Bank plc	32,226	(153)
4,427,610	JPY	04/22/13	HSBC Bank plc	48,614	(1,573)

Net Unrealized Depreciation					$(135,100)

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
49,617	CHF	08/12/13	Credit Suisse International	$54,285	$1,919
7,330	CHF	08/12/13	Credit Suisse International	7,733	(3)
49,613	CHF	08/12/13	Deutsche Bank AG	54,252	1,890
6,378,378	EUR	05/17/13	Bank of America N.A.	8,515,900	337,312
6,378,377	EUR	05/17/13	Credit Suisse International	8,513,379	334,793
60,172	EUR	07/17/13	Bank of America N.A.	81,059	3,867
11,849,486	EUR	07/17/13	Barclays Bank plc	15,823,152	621,933
63,996	EUR	07/17/13	Credit Suisse International	86,844	4,746
37,330	EUR	07/17/13	Credit Suisse International	49,984	2,095
56,382	EUR	07/17/13	Deutsche Bank AG	76,131	3,801
30,086	EUR	07/17/13	HSBC Bank plc	40,544	1,948
11,689,162	GBP	08/19/13	Bank of America N.A.	18,118,201	368,154
340,994	GBP	08/19/13	Bank of America N.A.	513,627	(4,174)
194,448	GBP	08/19/13	Bank of America N.A.	292,061	(3,209)
192,794	GBP	08/19/13	Bank of America N.A.	289,480	(3,278)
190,822	GBP	08/19/13	Bank of America N.A.	284,429	(5,335)
153,322	GBP	08/19/13	Bank of America N.A.	232,168	(652)
120,226	GBP	08/19/13	Bank of America N.A.	179,474	(3,090)
108,184	GBP	08/19/13	Bank of America N.A.	162,949	(1,329)
127,214	GBP	08/19/13	Barclays Bank plc	189,721	(3,454)
72,897	GBP	08/19/13	Barclays Bank plc	110,162	(532)

MIST-211

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
23,179,553	GBP	08/19/13	Credit Suisse International	$35,881,948	$683,688
254,429	GBP	08/19/13	Credit Suisse International	379,266	(7,086)
182,175	GBP	08/19/13	Credit Suisse International	274,807	(1,826)
108,185	GBP	08/19/13	Credit Suisse International	162,690	(1,590)
79,861	GBP	08/19/13	Credit Suisse International	121,037	(232)
62,021	GBP	08/19/13	Credit Suisse International	92,350	(1,829)
111,064	GBP	08/19/13	Deutsche Bank AG	169,448	797
70,213	GBP	08/19/13	Deutsche Bank AG	106,090	(529)
62,021	GBP	08/19/13	Deutsche Bank AG	92,396	(1,783)
254,429	GBP	08/19/13	HSBC Bank plc	379,295	(7,057)
160,388	GBP	08/19/13	HSBC Bank plc	244,263	713
159,722	GBP	08/19/13	HSBC Bank plc	241,467	(1,072)
130,041	GBP	08/19/13	HSBC Bank plc	195,760	(1,708)
85,249	GBP	08/19/13	HSBC Bank plc	128,637	(814)
4,897,801	JPY	04/22/13	Bank of America N.A.	51,139	(897)
4,332,013	JPY	04/22/13	Credit Suisse International	45,019	(1,006)
4,187,100	JPY	04/22/13	Credit Suisse International	43,635	(851)
3,052,621	JPY	04/22/13	Credit Suisse International	33,999	1,567
3,880,000	JPY	04/22/13	Deutsche Bank AG	45,101	3,878
2,850,809	JPY	04/22/13	Deutsche Bank AG	31,455	1,167
71,445,525	JPY	04/22/13	HSBC Bank plc	902,831	143,763
4,897,200	JPY	04/22/13	HSBC Bank plc	60,390	8,360
2,616,315	JPY	04/22/13	HSBC Bank plc	28,158	361

Net Unrealized Appreciation					$2,473,416

(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

MIST-212

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,669,678	$—	$—	$10,669,678
Automobiles	6,696,330	—	—	6,696,330
Beverages	10,385,461	5,842,694	—	16,228,155
Building Products	3,084,136	—	—	3,084,136
Capital Markets	6,621,739	—	—	6,621,739
Chemicals	—	5,201,523	—	5,201,523
Commercial Banks	20,659,624	1,787,670	—	22,447,294
Communications Equipment	9,351,977	—	—	9,351,977
Computers & Peripherals	21,830,971	—	—	21,830,971
Containers & Packaging	5,238,235	—	—	5,238,235
Diversified Financial Services	18,361,793	5,170,015	—	23,531,808
Electric Utilities	8,247,105	—	—	8,247,105
Electronic Equipment, Instruments & Components	6,239,184	—	—	6,239,184
Energy Equipment & Services	20,438,133	—	—	20,438,133
Food & Staples Retailing	40,727,838	—	—	40,727,838
Food Products	3,178,145	—	—	3,178,145
Health Care Equipment & Supplies	14,429,308	—	—	14,429,308
Health Care Providers & Services	16,911,592	—	—	16,911,592
Independent Power Producers & Energy Traders	6,657,387	—	—	6,657,387
Insurance	44,178,809	5,138,333	—	49,317,142
Internet Software & Services	5,654,288	—	—	5,654,288
Machinery	8,664,653	—	—	8,664,653
Marine	—	7,869,977	—	7,869,977
Media	28,564,724	17,327,577	—	45,892,301
Metals & Mining	—	3,962,913	—	3,962,913
Multi-Utilities	—	3,240,576	—	3,240,576
Multiline Retail	5,297,108	—	—	5,297,108
Office Electronics	8,361,384	—	—	8,361,384
Oil, Gas & Consumable Fuels	43,926,577	18,636,832	0	62,563,409
Paper & Forest Products	12,561,617	—	—	12,561,617
Personal Products	5,563,932	—	—	5,563,932
Pharmaceuticals	41,595,648	—	—	41,595,648
Real Estate Investment Trusts	3,646,042	—	—	3,646,042
Real Estate Management & Development	1,131,386	2,735,143	3,160,244	7,026,773
Software	24,458,619	1,451,928	—	25,910,547
Textiles, Apparel & Luxury Goods	—	230,959	—	230,959
Tobacco	19,168,278	24,786,868	—	43,955,146

MIST-213

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$—	$12,724,817	$—	$12,724,817
Total Common Stocks	482,501,701	116,107,825	3,160,244	601,769,770
Short-Term Investments
Mutual Fund	10,925,357	—	—	10,925,357
U.S. Treasury	—	62,986,632	—	62,986,632
Repurchase Agreement	—	36,106,000	—	36,106,000
Total Short-Term Investments	10,925,357	99,092,632	—	110,017,989
Total Investments	$493,427,058	$215,200,457	$3,160,244	$711,787,759

Collateral for securities loaned (Liability)	$—	$(10,925,357)	$—	$(10,925,357)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$2,529,292	$—	$2,529,292
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(190,976)	—	(190,976)
Total Forward Contracts	$—	$2,338,316	$—	$2,338,316

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation	Transfers out of Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation from investments still held at March 28, 2013
Common Stock
Diversified Financial Services	$1,514,992	$—	$(1,514,992)	$—	$—
Oil, Gas & Consumable Fuels	0	—	—	0	—
Real Estate Management & Development	2,909,899	250,345	—	3,160,244	250,345

Total	$4,424,891	$250,345	$(1,514,992)	$3,160,244	$250,345

Common Stock in the amount of $1,514,992 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-214

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met/Franklin Income Portfolio (Class A) (a)	29,216,403	$326,639,391
Met/Franklin Mutual Shares Portfolio (Class A) (a)	38,774,258	327,254,734
Met/Templeton Growth Portfolio (Class A) (a)	30,447,517	322,439,205

Total Mutual Funds (Cost $789,986,292)		976,333,330

Total Investments—100.0% (Cost $789,986,292) (b)		976,333,330
Other assets and liabilities (net)—0.0%		(303,487)

Net Assets—100.0%		$976,029,843

(a)	A Portfolio of Met Investors Series Trust.
(b)	As of March 28, 2013, the aggregate cost of investments was $789,986,292. The aggregate and net unrealized appreciation of investments was $186,347,038.

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 28, 2013 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Met/Franklin Income Portfolio*	29,205,657	465,575	(454,829)	29,216,403
Met/Franklin Mutual Shares Portfolio*	40,698,537	54,411	(1,978,690)	38,774,258
Met/Templeton Growth Portfolio*	31,324,936	109,452	(986,871)	30,447,517

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 28, 2013. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
Met/Franklin Income Portfolio	$1,366,548	$—	$22,530,816	$326,639,391
Met/Franklin Mutual Shares Portfolio	2,495,823	—	55,183,718	327,254,734
Met/Templeton Growth Portfolio	3,531,750	—	16,852,957	322,439,205

	$7,394,121	$—	$94,567,491	$976,333,330

MIST-215

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$976,333,330	$—	$—	$976,333,330
Total Investments	$976,333,330	$—	$—	$976,333,330

MIST-216

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
BAE Systems plc	377,978	$2,268,775

Air Freight & Logistics—2.1%
FedEx Corp.	39,840	3,912,288
United Parcel Service, Inc. - Class B	80,500	6,914,950

		10,827,238

Airlines—3.3%
Deutsche Lufthansa AG	411,585	8,040,848
International Consolidated Airlines Group S.A. (a)	2,173,933	8,406,796

		16,447,644

Auto Components—1.3%
Cie Generale des Etablissements Michelin	77,567	6,499,564

Automobiles—2.3%
Mazda Motor Corp. (a) (b)	1,120,000	3,306,239
Nissan Motor Co., Ltd. (b)	262,700	2,545,456
Toyota Motor Corp. (b)	115,900	5,973,080

		11,824,775

Biotechnology—2.5%
Amgen, Inc.	85,570	8,771,781
Elan Corp. plc (ADR) (a)	348,294	4,109,869

		12,881,650

Capital Markets—3.3%
Credit Suisse Group AG (a)	272,257	7,185,258
Morgan Stanley	250,400	5,503,792
UBS AG (a)	248,152	3,810,912

		16,499,962

Chemicals—1.0%
Akzo Nobel N.V.	78,866	5,011,193

Commercial Banks—8.1%
BNP Paribas S.A.	141,810	7,305,707
Credit Agricole S.A. (a)	638,110	5,275,733
DBS Group Holdings, Ltd. (b)	342,500	4,430,823
HSBC Holdings plc	419,862	4,445,394
ICICI Bank, Ltd. (ADR)	68,980	2,959,242
Intesa Sanpaolo S.p.A.	2,721,787	4,011,022
KB Financial Group, Inc.	145,734	4,867,612
SunTrust Banks, Inc.	84,520	2,435,021
UniCredit S.p.A. (a)	1,269,861	5,459,910

		41,190,464

Communications Equipment—2.9%
Brocade Communications Systems, Inc. (a)	422,540	2,438,056
Cisco Systems, Inc.	397,910	8,320,298
Telefonaktiebolaget LM Ericsson - Class B	331,894	4,141,192

		14,899,546

Computers & Peripherals—2.0%
Dell, Inc.	256,740	$3,679,084
Hewlett-Packard Co.	279,280	6,658,035

		10,337,119

Construction & Engineering—0.1%
Carillion plc (b)	95,620	396,778

Construction Materials—1.7%
CRH plc	391,653	8,654,175

Consumer Finance—0.5%
American Express Co.	34,840	2,350,306

Diversified Financial Services—4.0%
Citigroup, Inc.	189,561	8,386,178
ING Groep N.V. (a)	910,480	6,543,395
JPMorgan Chase & Co.	111,500	5,291,790

		20,221,363

Diversified Telecommunication Services—3.9%
China Telecom Corp., Ltd. (ADR)	30,950	1,573,498
France Telecom S.A.	266,415	2,701,366
Singapore Telecommunications, Ltd.	1,933,000	5,604,681
Telefonica S.A.	187,548	2,535,073
Telenor ASA	126,466	2,773,644
Vivendi S.A.	209,811	4,345,418

		19,533,680

Electrical Equipment—1.4%
Alstom S.A.	152,104	6,205,339
Dongfang Electric Corp., Ltd. - Class H (b)	532,933	881,972

		7,087,311

Electronic Equipment, Instruments & Components—1.2%
Flextronics International, Ltd. (a)	314,210	2,124,059
TE Connectivity, Ltd.	97,790	4,100,335

		6,224,394

Energy Equipment & Services—4.3%
Baker Hughes, Inc.	169,390	7,861,390
Fugro N.V.	19,300	1,072,476
Halliburton Co.	178,070	7,195,809
Noble Corp.	127,740	4,873,281
SBM Offshore N.V. (a)	52,441	868,569

		21,871,525

Food & Staples Retailing—2.2%
CVS Caremark Corp.	103,488	5,690,805
TESCO plc	948,027	5,511,873

		11,202,678

Health Care Equipment & Supplies—1.3%
Medtronic, Inc.	144,490	6,785,250

MIST-217

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—0.3%
Quest Diagnostics, Inc.	27,620	$1,559,149

Industrial Conglomerates—2.2%
Koninklijke Philips Electronics N.V.	182,653	5,428,179
Siemens AG	52,593	5,665,842

		11,094,021

Insurance—4.7%
American International Group, Inc. (a)	57,940	2,249,231
Aviva plc	868,048	3,911,136
AXA S.A.	326,731	5,632,354
Muenchener Rueckversicherungs AG	29,261	5,474,641
Swiss Re AG (a)	78,158	6,360,810

		23,628,172

IT Services—0.1%
SAIC, Inc. (b)	19,200	260,160

Life Sciences Tools & Services—0.2%
Lonza Group AG (a)	18,749	1,217,588

Machinery—1.3%
Navistar International Corp. (a) (b)	184,630	6,382,659

Media—5.0%
Comcast Corp. - Special Class A	129,750	5,140,695
News Corp. - Class A	160,160	4,888,083
Time Warner Cable, Inc.	39,776	3,820,883
Time Warner, Inc.	65,296	3,762,355
Viacom, Inc. - Class B	69,510	4,279,731
Walt Disney Co. (The)	62,140	3,529,552

		25,421,299

Metals & Mining—0.7%
POSCO	6,466	1,904,766
Vale S.A. (ADR)	85,020	1,405,381

		3,310,147

Multiline Retail—0.8%
Marks & Spencer Group plc	178,900	1,060,462
Target Corp. (b)	44,510	3,046,709

		4,107,171

Office Electronics—0.3%
Konica Minolta Holdings, Inc. (b)	220,500	1,614,904

Oil, Gas & Consumable Fuels—8.8%
BP plc	723,291	5,079,460
Chesapeake Energy Corp. (b)	195,930	3,998,931
Chevron Corp.	42,290	5,024,898
ENI S.p.A.	161,044	3,616,221
Galp Energia, SGPS, S.A.	224,710	3,522,782
Petroleo Brasileiro S.A. (ADR)	202,480	3,675,012
Royal Dutch Shell plc - B Shares	170,928	5,687,852

Oil, Gas & Consumable Fuels—(Continued)
Talisman Energy, Inc.	626,900	$7,664,614
Total S.A. (b)	128,704	6,151,605

		44,421,375

Pharmaceuticals—10.3%
Forest Laboratories, Inc. (a)	36,590	1,391,884
GlaxoSmithKline plc	377,689	8,840,428
Merck & Co., Inc.	150,940	6,676,076
Merck KGaA	28,536	4,306,460
Pfizer, Inc.	354,050	10,217,883
Roche Holding AG	41,425	9,671,624
Sanofi	106,515	10,861,928

		51,966,283

Professional Services—1.3%
Hays plc	583,173	857,715
Randstad Holding N.V.	136,929	5,611,494

		6,469,209

Semiconductors & Semiconductor Equipment—2.2%
Samsung Electronics Co., Ltd.	6,523	8,884,348
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	115,829	1,991,101

		10,875,449

Software—3.5%
Microsoft Corp.	344,250	9,848,992
Nintendo Co., Ltd. (b)	18,738	2,027,744
Oracle Corp.	113,820	3,680,939
SAP AG	23,945	1,918,942

		17,476,617

Specialty Retail—1.1%
Kingfisher plc	1,245,702	5,460,090

Trading Companies & Distributors—0.4%
ITOCHU Corp. (b)	175,100	2,147,875

Wireless Telecommunication Services—4.7%
China Mobile, Ltd.	142,500	1,508,786
Sprint Nextel Corp. (a)	1,213,130	7,533,537
Turkcell Iletisim Hizmetleri A.S. (ADR) (a)	292,840	4,872,858
Vodafone Group plc	3,509,496	9,961,174

		23,876,355

Total Common Stocks (Cost $435,865,080)		494,303,913

Short-Term Investments—9.2%

Mutual Fund—7.1%
State Street Navigator Securities Lending MET Portfolio (c)	35,929,926	35,929,926

MIST-218

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $10,638,012 on 04/01/13, collateralized by $10,525,000 U.S. Treasury Note at 2.250% due 05/31/14 with a value of $10,853,906.	10,638,000	$10,638,000

Total Short-Term Investments (Cost $46,567,926)		46,567,926

Total Investments—106.9% (Cost $482,433,006) (d)		540,871,839
Other assets and liabilities (net)—(6.9)%		(35,145,443)

Net Assets—100.0%		$505,726,396

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $34,322,787 and the collateral received consisted of cash in the amount of $35,929,926. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $482,433,006. The aggregate unrealized appreciation and depreciation of investments were $90,540,782 and $(32,101,949), respectively, resulting in net unrealized appreciation of $58,438,833.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of March 28, 2013 (Unaudited)	% of Net Assets
United States	37.6
United Kingdom	11.1
France	10.9
Switzerland	7.4
Netherlands	6.0
Germany	5.0
Japan	3.5
South Korea	3.1
Italy	2.6
Ireland	2.5

MIST-219

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$2,268,775	$—	$2,268,775
Air Freight & Logistics	10,827,238	—	—	10,827,238
Airlines	—	16,447,644	—	16,447,644
Auto Components	—	6,499,564	—	6,499,564
Automobiles	—	11,824,775	—	11,824,775
Biotechnology	12,881,650	—	—	12,881,650
Capital Markets	5,503,792	10,996,170	—	16,499,962
Chemicals	—	5,011,193	—	5,011,193
Commercial Banks	5,394,263	35,796,201	—	41,190,464
Communications Equipment	10,758,354	4,141,192	—	14,899,546
Computers & Peripherals	10,337,119	—	—	10,337,119
Construction & Engineering	—	396,778	—	396,778
Construction Materials	—	8,654,175	—	8,654,175
Consumer Finance	2,350,306	—	—	2,350,306
Diversified Financial Services	13,677,968	6,543,395	—	20,221,363
Diversified Telecommunication Services	1,573,498	17,960,182	—	19,533,680
Electrical Equipment	—	7,087,311	—	7,087,311
Electronic Equipment, Instruments & Components	6,224,394	—	—	6,224,394
Energy Equipment & Services	19,930,480	1,941,045	—	21,871,525
Food & Staples Retailing	5,690,805	5,511,873	—	11,202,678
Health Care Equipment & Supplies	6,785,250	—	—	6,785,250
Health Care Providers & Services	1,559,149	—	—	1,559,149
Industrial Conglomerates	—	11,094,021	—	11,094,021
Insurance	2,249,231	21,378,941	—	23,628,172
IT Services	260,160	—	—	260,160
Life Sciences Tools & Services	—	1,217,588	—	1,217,588
Machinery	6,382,659	—	—	6,382,659
Media	25,421,299	—	—	25,421,299
Metals & Mining	1,405,381	1,904,766	—	3,310,147
Multiline Retail	3,046,709	1,060,462	—	4,107,171
Office Electronics	—	1,614,904	—	1,614,904
Oil, Gas & Consumable Fuels	20,363,455	24,057,920	—	44,421,375
Pharmaceuticals	18,285,843	33,680,440	—	51,966,283
Professional Services	—	6,469,209	—	6,469,209
Semiconductors & Semiconductor Equipment	1,991,101	8,884,348	—	10,875,449
Software	13,529,931	3,946,686	—	17,476,617
Specialty Retail	—	5,460,090	—	5,460,090

MIST-220

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$—	$2,147,875	$—	$2,147,875
Wireless Telecommunication Services	12,406,395	11,469,960	—	23,876,355
Total Common Stocks	218,836,430	275,467,483	—	494,303,913
Short-Term Investments
Mutual Fund	35,929,926	—	—	35,929,926
Repurchase Agreement	—	10,638,000	—	10,638,000
Total Short-Term Investments	35,929,926	10,638,000	—	46,567,926
Total Investments	$254,766,356	$286,105,483	$—	$540,871,839

Collateral for securities loaned (Liability)	$—	$(35,929,926)	$—	$(35,929,926)

MIST-221

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Foreign Government—85.0% of Net Assets

Security Description	Principal Amount*	Value

Australia—4.7%
New South Wales Treasury Corp.
5.500%, 08/01/13 (AUD)	5,175,000	$5,431,860
5.500%, 03/01/17 (AUD)	12,800,000	14,413,267
Queensland Treasury Corp.
6.000%, 08/14/13 (AUD)	6,880,000	7,242,246
6.000%, 08/21/13 (AUD)	12,135,000	12,777,344
6.000%, 09/14/17 (AUD)	12,500,000	14,369,281

		54,233,998

Brazil—3.2%
Brazil Notas do Tesouro Nacional
6.000%, 05/15/15 (BRL)	13,495,000	16,252,532
6.000%, 08/15/16 (BRL)	3,245,000	3,951,282
10.000%, 01/01/17 (BRL)	8,025,000	4,054,582
6.000%, 08/15/18 (BRL)	3,075,000	3,856,428
6.000%, 05/15/45 (BRL)	6,400,000	9,296,984

		37,411,808

Canada—4.4%
Canadian Government Bonds
2.500%, 09/01/13 (CAD)	2,249,000	2,227,237
1.000%, 02/01/14 (CAD)	12,171,000	11,978,943
2.000%, 03/01/14 (CAD)	2,624,000	2,605,970
2.250%, 08/01/14 (CAD)	2,155,000	2,156,103
1.000%, 11/01/14 (CAD)	7,165,000	7,053,559
2.000%, 12/01/14 (CAD)	6,372,000	6,376,140
1.000%, 02/01/15 (CAD)	17,581,000	17,310,497
Canadian Treasury Bill
0.967%, 08/15/13 (CAD) (a)	1,420,000	1,392,547

		51,100,996

Hungary—3.8%
Hungary Government Bonds
7.500%, 10/24/13 (HUF)	77,600,000	331,718
5.500%, 02/12/14 (HUF)	237,400,000	1,006,699
6.750%, 08/22/14 (HUF)	719,960,000	3,114,735
8.000%, 02/12/15 (HUF)	109,300,000	486,918
7.750%, 08/24/15 (HUF)	200,360,000	897,322
5.500%, 02/12/16 (HUF)	168,700,000	720,185
6.750%, 02/24/17 (HUF)	153,300,000	677,258
6.750%, 11/24/17 (HUF)	753,380,000	3,339,527
6.500%, 06/24/19 (HUF)	153,000,000	666,493
7.500%, 11/12/20 (HUF)	75,040,000	343,971
7.000%, 06/24/22 (HUF)	95,900,000	421,637
Hungary Government International Bonds
4.375%, 07/04/17 (EUR)	580,000	718,864
5.750%, 06/11/18 (EUR)	4,840,000	6,226,865
6.250%, 01/29/20 (b)	10,995,000	11,283,619
3.875%, 02/24/20 (EUR) (b)	6,510,000	7,422,993
6.375%, 03/29/21 (b)	4,058,000	4,200,030
Hungary Treasury Bills
6.077%, 05/29/13 (HUF) (a)	62,600,000	261,715
6.351%, 07/24/13 (HUF) (a)	50,700,000	210,433
5.863%, 09/18/13 (HUF) (a)	274,100,000	1,129,173
4.899%, 01/08/14 (HUF) (a)	61,640,000	250,431

		43,710,586

Iceland—0.3%
Iceland Government International Bond
5.875%, 05/11/22 (144A)	3,080,000	$3,537,605

Indonesia—4.2%
Indonesia Retail Bond
7.950%, 08/15/13 (IDR)	40,500,000,000	4,226,278
Indonesia Treasury Bonds
12.800%, 06/15/21 (IDR)	93,010,000,000	14,178,371
10.000%, 09/15/24 (IDR)	186,070,000,000	25,540,312
10.000%, 02/15/28 (IDR)	34,960,000,000	4,860,712

		48,805,673

Ireland—8.5%
Ireland Government Bonds
5.500%, 10/18/17 (EUR)	12,324,600	17,478,432
4.500%, 10/18/18 (EUR)	1,042,000	1,426,323
4.400%, 06/18/19 (EUR)	1,532,000	2,056,683
5.900%, 10/18/19 (EUR) (b)	3,639,000	5,267,683
4.500%, 04/18/20 (EUR)	5,387,000	7,213,860
5.000%, 10/18/20 (EUR)	25,040,000	34,473,211
5.400%, 03/13/25 (EUR)	21,787,510	30,190,532

		98,106,724

Israel—0.8%
Israel Government Bond - Fixed
3.500%, 09/30/13 (ILS)	31,257,000	8,669,139

Lithuania—1.5%
Lithuania Government International Bonds
6.750%, 01/15/15 (144A)	7,480,000	8,138,240
7.375%, 02/11/20 (144A)	6,420,000	8,105,250
6.125%, 03/09/21 (144A)	930,000	1,106,700

		17,350,190

Malaysia—4.6%
Bank Negara Malaysia Monetary Notes
2.760%, 05/02/13 (MYR) (a)	970,000	312,383
2.603%, 05/23/13 (MYR) (a)	4,085,000	1,313,295
2.715%, 06/11/13 (MYR) (a)	5,730,000	1,839,305
2.812%, 06/18/13 (MYR) (a)	8,485,000	2,722,977
2.759%, 06/20/13 (MYR) (a)	7,410,000	2,376,843
2.633%, 07/11/13 (MYR) (a)	1,875,000	600,408
2.599%, 07/25/13 (MYR) (a)	1,665,000	532,562
2.717%, 08/06/13 (MYR) (a)	2,600,000	834,656
2.716%, 08/15/13 (MYR) (a)	3,190,000	1,018,618
2.716%, 08/27/13 (MYR) (a)	1,400,000	446,754
2.760%, 09/05/13 (MYR) (a)	5,770,000	1,839,343
2.873%, 09/05/13 (MYR) (a)	380,000	121,135
2.758%, 09/17/13 (MYR) (a)	13,455,000	4,285,012
2.758%, 09/26/13 (MYR) (a)	1,050,000	334,152
2.793%, 09/26/13 (MYR) (a)	9,600,000	3,055,107
2.863%, 10/08/13 (MYR) (a)	80,000	25,436
2.740%, 01/09/14 (MYR) (a)	1,820,000	574,074
2.771%, 01/09/14 (MYR) (a)	75,000	23,657
2.732%, 01/16/14 (MYR) (a)	1,930,000	608,678

MIST-222

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Malaysia—(Continued)
Bank Negara Malaysia Monetary Notes
2.730%, 02/06/14 (MYR) (a)	470,000	$148,051
2.727%, 02/18/14 (MYR) (a)	6,715,000	2,113,257
2.721%, 02/20/14 (MYR) (a)	7,475,000	2,352,065
2.727%, 02/20/14 (MYR) (a)	5,375,000	1,691,284
2.749%, 02/25/14 (MYR) (a)	5,370,000	1,688,946
2.766%, 03/13/14 (MYR) (a)	310,000	97,384
2.784%, 03/13/14 (MYR) (a)	105,000	32,985
2.727%, 03/20/14 (MYR) (a)	420,000	131,862
Malaysia Government Bonds
3.700%, 05/15/13 (MYR)	1,770,000	572,064
3.210%, 05/31/13 (MYR)	1,765,000	570,126
3.461%, 07/31/13 (MYR)	2,205,000	713,051
8.000%, 10/30/13 (MYR)	10,000	3,322
5.094%, 04/30/14 (MYR)	24,205,000	7,986,735
3.434%, 08/15/14 (MYR)	12,820,000	4,161,679
3.741%, 02/27/15 (MYR)	16,510,000	5,400,580
3.835%, 08/12/15 (MYR)	7,185,000	2,362,265
Malaysia Treasury Bills
2.759%, 05/03/13 (MYR) (a)	60,000	19,321
2.154%, 05/31/13 (MYR) (a)	180,000	57,842

		52,967,214

Mexico—8.3%
Mexican Bonos
9.000%, 06/20/13 (MXN)	91,467,000	7,482,596
8.000%, 12/19/13 (MXN)	578,394,000	48,103,901
7.000%, 06/19/14 (MXN)	14,591,000	1,221,578
9.500%, 12/18/14 (MXN)	38,610,000	3,401,364
6.000%, 06/18/15 (MXN)	3,665,000	307,540
8.000%, 12/17/15 (MXN)	69,489,000	6,141,223
6.250%, 06/16/16 (MXN)	18,134,000	1,545,678
7.750%, 12/14/17 (MXN)	195,000,000	17,844,115
Mexican Udibonos
4.500%, 12/18/14 (MXN)	8,763,772	753,231
5.000%, 06/16/16 (MXN)	22,439,406	2,042,758
3.500%, 12/14/17 (MXN)	22,444,348	2,021,533
4.000%, 06/13/19 (MXN)	15,392,810	1,466,146
2.500%, 12/10/20 (MXN)	12,151,178	1,081,969
Mexico Cetes
3.901%, 01/09/14 (MXN) (a)	317,319,000	2,488,260

		95,901,892

Norway—2.3%
Norway Treasury Bill
1.493%, 09/18/13 (NOK) (a)	154,742,000	26,290,813

Peru—0.2%
Peru Government Bond
7.840%, 08/12/20 (PEN)	5,663,000	2,754,754

Philippines—0.1%
Philippine Treasury Bill
0.467%, 11/13/13 (PHP) (a)	43,220,000	1,051,969

Poland—7.5%
Poland Government Bonds
5.250%, 04/25/13 (PLN)	11,920,000	$3,663,104
Zero Coupon, 07/25/13 (PLN)	20,620,000	6,274,001
5.000%, 10/24/13 (PLN)	52,005,000	16,137,996
Zero Coupon, 01/25/14 (PLN)	15,145,000	4,535,130
5.750%, 04/25/14 (PLN)	51,735,000	16,310,741
Zero Coupon, 07/25/14 (PLN)	8,370,000	2,469,882
5.500%, 04/25/15 (PLN)	5,600,000	1,797,433
6.250%, 10/24/15 (PLN)	52,875,000	17,429,107
3.980%, 01/25/17 (PLN) (c)	28,518,000	8,774,298
3.980%, 01/25/21 (PLN) (c)	28,929,000	8,798,608

		86,190,300

Russia—2.1%
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (144A) (d)	19,530,000	24,231,847

Serbia—0.8%
Republic of Serbia
5.250%, 11/21/17 (144A)	1,720,000	1,780,200
4.875%, 02/25/20 (144A)	3,150,000	3,121,650
7.250%, 09/28/21 (144A)	3,740,000	4,156,075

		9,057,925

Singapore—1.6%
Singapore Government Bond
0.250%, 02/01/14 (SGD)	23,435,000	18,897,356

Slovenia—0.3%
Slovenia Government International Bond
5.500%, 10/26/22 (144A) (b)	3,200,000	3,072,000

South Korea—14.2%
Korea Monetary Stabilization Bonds
3.830%, 04/02/13 (KRW)	784,200,000	704,836
3.380%, 05/09/13 (KRW)	7,842,000,000	7,054,403
3.760%, 06/02/13 (KRW)	1,254,720,000	1,129,993
3.280%, 06/09/13 (KRW)	5,377,750,000	4,840,028
2.427%, 06/11/13 (KRW) (a)	427,830,000	382,505
3.900%, 08/02/13 (KRW)	18,102,610,000	16,343,862
3.590%, 10/02/13 (KRW)	2,195,770,000	1,983,910
3.480%, 12/02/13 (KRW)	3,764,160,000	3,404,565
3.470%, 02/02/14 (KRW)	5,175,740,000	4,687,892
3.590%, 04/02/14 (KRW)	7,606,760,000	6,908,956
3.280%, 06/02/14 (KRW)	9,018,300,000	8,176,451
2.820%, 08/02/14 (KRW)	636,300,000	574,122
2.780%, 10/02/14 (KRW)	2,536,400,000	2,288,749
2.840%, 12/02/14 (KRW)	1,407,530,000	1,271,941
2.740%, 02/02/15 (KRW)	481,310,000	434,508
Korea Treasury Bonds
3.750%, 06/10/13 (KRW)	32,159,600,000	28,970,377
3.000%, 12/10/13 (KRW)	80,949,800,000	72,992,986
3.250%, 12/10/14 (KRW)	2,150,000,000	1,956,647

		164,106,731

MIST-223

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sri Lanka—1.2%
Sri Lanka Government Bonds
8.500%, 07/15/13 (LKR)	45,100,000	$353,646
7.500%, 08/01/13 (LKR)	131,000,000	1,023,953
7.000%, 03/01/14 (LKR)	900,000	6,853
11.750%, 04/01/14 (LKR)	890,000	7,018
6.600%, 06/01/14 (LKR)	13,600,000	102,133
11.750%, 03/15/15 (LKR)	11,590,000	92,555
6.500%, 07/15/15 (LKR)	80,900,000	579,034
11.000%, 08/01/15 (LKR)	522,600,000	4,096,928
11.000%, 09/01/15 (LKR)	762,125,000	5,974,333
6.400%, 08/01/16 (LKR)	56,200,000	385,835
6.400%, 10/01/16 (LKR)	35,400,000	241,068
8.500%, 04/01/18 (LKR)	79,670,000	560,758
8.500%, 06/01/18 (LKR)	1,410,000	9,876
9.000%, 05/01/21 (LKR)	3,530,000	23,775
Sri Lanka Treasury Bills
0.035%, 08/02/13 (LKR) (a)	13,990,000	106,860
0.051%, 10/11/13 (LKR) (a)	20,000,000	149,578

		13,714,203

Sweden—6.5%
Export-Import Bank of Korea
1.450%, 05/19/14 (144A) (SEK)	25,960,000	3,982,867
Kommuninvest I Sverige AB
2.250%, 05/05/14 (SEK)	125,580,000	19,472,295
Sweden Government Bonds
1.500%, 08/30/13 (SEK)	164,060,000	25,248,908
6.750%, 05/05/14 (SEK)	136,710,000	22,290,996
Sweden Treasury Bill
0.002%, 06/19/13 (SEK) (a)	23,640,000	3,619,706

		74,614,772

Ukraine—3.0%
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (144A)	440,000	450,450
7.400%, 04/20/18 (144A)	400,000	387,409
Ukraine Government International Bonds
7.650%, 06/11/13 (144A)	320,000	322,368
4.950%, 10/13/15 (144A) (EUR)	150,000	189,682
6.250%, 06/17/16 (144A)	3,440,000	3,384,616
6.580%, 11/21/16 (144A)	5,050,000	4,986,875
9.250%, 07/24/17 (144A)	5,650,000	6,144,940
7.750%, 09/23/20 (144A)	6,949,000	7,254,756
7.950%, 02/23/21 (144A) (b)	9,704,000	10,150,384
7.800%, 11/28/22 (144A)	1,760,000	1,790,800

		35,062,280

Venezuela—0.4%
Venezuela Government International Bond
10.750%, 09/19/13	3,985,000	4,084,625

Vietnam—0.5%
Vietnam Government International Bond
6.750%, 01/29/20 (144A) (b)	5,080,000	$5,943,600

Total Foreign Government (Cost $921,088,456)		980,869,000

Short-Term Investments—13.0%

Discount Note—3.9%
Federal Home Loan Bank Discount Notes 0.000%, 04/01/13 (a)	45,275,000	45,275,000

Mutual Fund—2.5%
State Street Navigator Securities Lending MET Portfolio (e)	29,247,239	29,247,239

Repurchase Agreement—6.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $75,918,084 on 04/01/13, collateralized by $46,030,000 U.S. Treasury Note at 4.750% due 05/15/14 with a value of $49,194,563; and by $27,390,000 U.S. Treasury Note at 2.250% due 05/31/14 with a value of $28,245,938.	75,918,000	75,918,000

Total Short-Term Investments (Cost $150,440,239)		150,440,239

Total Investments—98.0% (Cost $1,071,528,695) (f)		1,131,309,239
Other assets and liabilities (net)—2.0%		23,432,921

Net Assets—100.0%		$1,154,742,160

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $27,750,203 and the collateral received consisted of cash in the amount of $29,247,239. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 28, 2013, the aggregate cost of investments was $1,071,528,695. The aggregate unrealized appreciation and

MIST-224

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

depreciation of investments were $72,488,683 and $(12,708,139), respectively, resulting in net unrealized appreciation of $59,780,544.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $102,238,314, which is 8.9% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(KRW)—	South Korea Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PEN)—	Peruvian Nuevo Sol
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
1,182,768,000	CLP	05/08/13	Deutsche Bank AG	$2,336,794	$158,672
9,313,680,000	CLP	05/09/13	JPMorgan Chase Bank N.A.	18,608,751	1,039,132
8,066,295,000	CLP	05/10/13	Deutsche Bank AG	16,106,819	907,361
440,900,000	CLP	05/13/13	Morgan Stanley & Co., Inc.	862,565	67,053
753,400,000	CLP	08/01/13	Morgan Stanley & Co., Inc.	1,562,585	8,931
376,530,000	CLP	08/22/13	Morgan Stanley & Co., Inc.	777,232	6,101
864,300,000	CLP	01/13/14	Morgan Stanley & Co., Inc.	1,756,172	10,823
438,100,000	CLP	02/11/14	Barclays Bank plc	888,280	4,324
438,900,000	CLP	02/12/14	Deutsche Bank AG	888,642	5,487
370,000,000	CLP	02/14/14	Deutsche Bank AG	750,553	3,035
993,900,000	CLP	02/14/14	Morgan Stanley & Co., Inc.	2,010,518	13,782
433,400,000	CLP	02/18/14	Deutsche Bank AG	879,054	3,247
405,100,000	CLP	02/21/14	JPMorgan Chase Bank N.A.	823,374	1,024
687,600,000	CLP	02/24/14	JPMorgan Chase Bank N.A.	1,394,868	3,938
488,550,000	CLP	02/24/14	Morgan Stanley & Co., Inc.	988,267	5,605
360,850,000	CLP	02/25/14	Deutsche Bank AG	729,580	4,422
245,250,000	CLP	02/26/14	Deutsche Bank AG	495,454	3,348
313,500,000	CLP	02/26/14	Morgan Stanley & Co., Inc.	633,782	3,831
303,150,000	CLP	02/27/14	Deutsche Bank AG	612,920	3,570
303,150,000	CLP	02/28/14	Deutsche Bank AG	612,077	4,340
246,100,000	CLP	02/28/14	JPMorgan Chase Bank N.A.	497,523	2,890
39,050,000	CLP	03/03/14	Deutsche Bank AG	78,897	478
1,155,000,000	CLP	03/05/14	Barclays Bank plc	2,332,156	15,013
39,050,000	CLP	03/05/14	Deutsche Bank AG	78,683	674
113,400,000	CLP	03/10/14	Morgan Stanley & Co., Inc.	229,091	1,223
408,600,000	CLP	03/21/14	JPMorgan Chase Bank N.A.	826,289	2,503
640,496	EUR	04/02/13	Deutsche Bank AG	820,283	737
14,658,000	INR	04/22/13	JPMorgan Chase Bank N.A.	263,681	4,924
78,899,000	INR	04/29/13	Deutsche Bank AG	1,447,130	(3,475)
80,751,000	INR	04/29/13	HSBC Bank plc	1,480,271	(2,729)
166,621,000	INR	04/30/13	Deutsche Bank AG	3,058,866	(10,765)
120,290,000	INR	04/30/13	HSBC Bank plc	2,207,703	(7,164)
1,228,565,000	INR	05/10/13	HSBC Bank plc	21,936,702	491,807
49,984,000	INR	05/28/13	Deutsche Bank AG	902,939	6,225
57,675,000	INR	05/28/13	HSBC Bank plc	1,042,062	6,994
35,346,000	INR	06/06/13	Deutsche Bank AG	630,483	11,259
2,321,000,000	KRW	06/27/13	Deutsche Bank AG	1,972,047	104,648
2,328,000,000	KRW	09/26/13	HSBC Bank plc	2,049,657	26,050
35,485,000	MXN	10/11/13	Deutsche Bank AG	2,669,350	153,827

MIST-225

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
16,965,000	MXN	03/10/14	HSBC Bank plc	$1,291,391	$40,462
50,424,120	MYR	05/13/13	JPMorgan Chase Bank N.A.	16,169,350	67,769
99,141,840	MYR	06/06/13	HSBC Bank plc	30,552,185	1,322,686
10,421,193	MYR	08/27/13	HSBC Bank plc	3,309,786	23,442
7,165,900	MYR	08/27/13	JPMorgan Chase Bank N.A.	2,276,334	15,686
21,469,000	MYR	10/01/13	HSBC Bank plc	6,868,981	(17,109)
58,458,531	MYR	10/16/13	JPMorgan Chase Bank N.A.	18,655,985	(13,580)
3,043,000	MYR	10/18/13	JPMorgan Chase Bank N.A.	979,559	(9,248)
5,541,000	MYR	10/22/13	HSBC Bank plc	1,798,909	(32,437)
4,132,000	MYR	10/23/13	Deutsche Bank AG	1,332,688	(15,474)
2,756,789	MYR	10/24/13	HSBC Bank plc	889,000	(10,226)
2,837,000	MYR	10/31/13	JPMorgan Chase Bank N.A.	916,255	(12,242)
2,742,080	MYR	11/19/13	Deutsche Bank AG	880,000	(7,095)
1,632,000	MYR	11/20/13	HSBC Bank plc	522,873	(3,374)
3,409,400	MYR	01/08/14	Deutsche Bank AG	1,102,189	(19,645)
697,000	MYR	01/16/14	JPMorgan Chase Bank N.A.	227,147	(5,925)
4,429,000	MYR	01/30/14	JPMorgan Chase Bank N.A.	1,425,949	(21,191)
3,758,000	MYR	02/04/14	JPMorgan Chase Bank N.A.	1,193,584	(1,943)
7,610,828	MYR	02/06/14	HSBC Bank plc	2,399,000	14,114
44,964,000	PHP	04/05/13	Deutsche Bank AG	1,081,931	19,962
73,838,000	PHP	04/10/13	Deutsche Bank AG	1,779,615	30,083
23,762,000	PHP	04/10/13	JPMorgan Chase Bank N.A.	572,634	9,750
36,858,000	PHP	04/11/13	HSBC Bank plc	887,268	16,107
41,339,000	PHP	04/12/13	JPMorgan Chase Bank N.A.	993,272	19,955
29,334,000	PHP	04/15/13	HSBC Bank plc	707,218	11,815
210,512,040	PHP	05/06/13	JPMorgan Chase Bank N.A.	4,942,409	219,651
211,958,520	PHP	05/07/13	Deutsche Bank AG	4,967,157	230,353
62,498,000	PHP	09/24/13	Deutsche Bank AG	1,495,096	36,587
22,900,000	PHP	09/30/13	HSBC Bank plc	546,044	15,165
18,300,000	PHP	10/03/13	HSBC Bank plc	438,733	9,738
75,232,000	PHP	10/04/13	Deutsche Bank AG	1,799,809	43,865
60,346,000	PHP	10/04/13	HSBC Bank plc	1,446,661	32,209
89,969,000	PHP	10/07/13	HSBC Bank plc	2,163,288	41,512
51,894,000	PHP	10/11/13	HSBC Bank plc	1,248,623	23,083
29,478,000	PHP	10/11/13	JPMorgan Chase Bank N.A.	709,612	12,771
17,593,000	PHP	10/16/13	Deutsche Bank AG	422,716	8,407
2,190,000	SGD	04/19/13	JPMorgan Chase Bank N.A.	1,753,290	12,413
3,002,184	SGD	05/06/13	Deutsche Bank AG	2,426,791	(6,156)
3,014,189	SGD	05/07/13	Morgan Stanley & Co., Inc.	2,413,669	16,653
3,284,900	SGD	06/21/13	Deutsche Bank AG	2,630,867	18,032
2,625,000	SGD	06/21/13	HSBC Bank plc	2,102,018	14,746
12,676,300	SGD	07/31/13	JPMorgan Chase Bank N.A.	10,161,362	61,948
10,161,130	SGD	08/01/13	Morgan Stanley & Co., Inc.	8,168,111	26,770
7,822,083	SGD	08/06/13	Deutsche Bank AG	6,281,789	26,780
2,353,000	SGD	08/07/13	Deutsche Bank AG	1,902,798	(5,079)
4,687,000	SGD	08/12/13	Deutsche Bank AG	3,789,618	(9,436)
8,472,703	SGD	08/13/13	Barclays Bank plc	6,842,758	(9,287)
1,398,000	SGD	08/15/13	HSBC Bank plc	1,122,810	4,724
1,863,000	SGD	08/19/13	Barclays Bank plc	1,505,942	(3,348)
2,796,000	SGD	08/19/13	Deutsche Bank AG	2,264,517	(9,417)
1,398,000	SGD	08/19/13	HSBC Bank plc	1,122,891	4,659
1,821,000	SGD	08/26/13	Deutsche Bank AG	1,469,793	(1,037)
1,827,000	SGD	08/26/13	Deutsche Bank AG	1,463,473	10,122
2,274,000	SGD	08/27/13	Deutsche Bank AG	1,832,246	1,891
1,138,500	SGD	08/30/13	Deutsche Bank AG	911,019	7,269
3,051,000	SGD	09/19/13	Deutsche Bank AG	2,444,320	16,724
2,180,000	SGD	09/19/13	JPMorgan Chase Bank N.A.	1,782,211	(23,746)

MIST-226

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
2,353,000	SGD	02/07/14	HSBC Bank plc	$1,902,029	$(2,901)
1,138,500	SGD	02/28/14	Deutsche Bank AG	919,852	(932)
4,013,100	SGD	03/14/14	HSBC Bank plc	3,217,688	21,474
3,488,000	SGD	03/19/14	HSBC Bank plc	2,795,880	19,468

Net Unrealized Appreciation					$5,351,162

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
356,331	EUR	04/02/13	Deutsche Bank AG	$476,557	$19,794
284,165	EUR	04/02/13	Deutsche Bank AG	377,499	13,242
1,420,000	EUR	04/04/13	Deutsche Bank AG	1,896,637	76,397
952,000	EUR	04/04/13	Deutsche Bank AG	1,271,548	51,218
1,005,008	EUR	04/05/13	Barclays Bank plc	1,341,434	53,147
3,821,000	EUR	04/10/13	HSBC Bank plc	5,033,786	135,611
3,184,000	EUR	04/11/13	Deutsche Bank AG	4,176,325	94,700
1,002,153	EUR	04/11/13	Deutsche Bank AG	1,314,484	29,807
1,911,000	EUR	04/11/13	UBS AG	2,505,455	55,711
3,193,000	EUR	04/12/13	JPMorgan Chase Bank N.A.	4,192,249	99,060
2,625,000	EUR	04/16/13	HSBC Bank plc	3,472,941	107,798
1,071,678	EUR	04/16/13	HSBC Bank plc	1,417,857	44,009
989,372	EUR	04/19/13	Barclays Bank plc	1,301,222	32,863
3,529,000	EUR	04/23/13	Deutsche Bank AG	4,656,516	132,276
274,083	EUR	04/23/13	JPMorgan Chase Bank N.A.	362,721	11,342
2,045,873	EUR	04/25/13	Barclays Bank plc	2,664,156	41,277
692,175	EUR	04/30/13	Barclays Bank plc	919,416	31,995
9,737,000	EUR	05/06/13	Deutsche Bank AG	12,852,840	368,742
7,580,000	EUR	05/07/13	Morgan Stanley & Co., Inc.	10,005,903	287,286
6,590,000	EUR	05/08/13	Deutsche Bank AG	8,685,752	236,389
17,552,000	EUR	05/10/13	UBS AG	22,909,309	404,687
8,138,999	EUR	05/13/13	Deutsche Bank AG	10,574,187	138,383
469,000	EUR	05/20/13	Deutsche Bank AG	601,422	40
469,000	EUR	05/21/13	Barclays Bank plc	599,452	(1,935)
685,000	EUR	05/21/13	Deutsche Bank AG	873,443	(4,915)
195,330	EUR	06/05/13	Deutsche Bank AG	242,977	(7,518)
505,700	EUR	06/07/13	Deutsche Bank AG	632,934	(15,596)
1,516,100	EUR	06/11/13	Deutsche Bank AG	1,923,173	(21,196)
1,280,000	EUR	06/13/13	Deutsche Bank AG	1,614,618	(26,983)
266,000	EUR	06/13/13	Deutsche Bank AG	335,538	(5,607)
776,000	EUR	07/16/13	Barclays Bank plc	950,833	(44,657)
3,154,000	EUR	07/16/13	Morgan Stanley & Co., Inc.	3,865,132	(180,969)
716,000	EUR	07/16/13	Morgan Stanley & Co., Inc.	877,437	(41,082)
3,585,000	EUR	07/16/13	UBS AG	4,393,059	(205,950)
1,218,000	EUR	07/18/13	Barclays Bank plc	1,499,297	(63,239)
3,585,000	EUR	07/18/13	UBS AG	4,409,909	(189,181)
913,000	EUR	07/19/13	Barclays Bank plc	1,127,555	(43,716)
670,000	EUR	07/22/13	Deutsche Bank AG	825,745	(33,808)
4,966,000	EUR	07/22/13	Morgan Stanley & Co., Inc.	6,120,471	(250,487)
609,000	EUR	07/23/13	Deutsche Bank AG	749,581	(31,721)
799,500	EUR	07/26/13	Citibank N.A.	1,037,831	12,104
5,010,000	EUR	07/31/13	Deutsche Bank AG	6,228,432	(199,484)
5,010,000	EUR	07/31/13	JPMorgan Chase Bank N.A.	6,220,416	(207,500)
97,460	EUR	08/01/13	Barclays Bank plc	119,876	(5,168)
48,862	EUR	08/01/13	Barclays Bank plc	60,150	(2,541)

MIST-227

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
5,009,000	EUR	08/01/13	UBS AG	$6,165,077	$(261,612)
5,009,000	EUR	08/02/13	HSBC Bank plc	6,197,886	(228,860)
5,012,330	EUR	08/05/13	Barclays Bank plc	6,805,892	374,704
1,143,798	EUR	08/05/13	Barclays Bank plc	1,414,015	(53,562)
1,362,600	EUR	08/06/13	JPMorgan Chase Bank N.A.	1,665,949	(82,383)
502,668	EUR	08/08/13	Citibank N.A.	627,420	(17,557)
146,742	EUR	08/09/13	Citibank N.A.	183,385	(4,902)
1,943,000	EUR	08/09/13	Deutsche Bank AG	2,428,089	(65,011)
2,537,900	EUR	08/09/13	JPMorgan Chase Bank N.A.	3,167,654	(88,773)
900,000	EUR	08/12/13	Goldman Sachs & Co.	1,117,665	(37,172)
1,710,000	EUR	08/14/13	Goldman Sachs & Co.	2,116,809	(77,421)
650,000	EUR	08/15/13	Morgan Stanley & Co., Inc.	828,279	(5,793)
2,080,000	EUR	08/16/13	Barclays Bank plc	2,581,831	(87,221)
2,341,000	EUR	08/19/13	Barclays Bank plc	2,887,097	(116,949)
2,080,000	EUR	08/20/13	Barclays Bank plc	2,574,832	(94,314)
1,313,000	EUR	08/20/13	Deutsche Bank AG	1,625,982	(58,916)
2,600,000	EUR	08/20/13	JPMorgan Chase Bank N.A.	3,231,722	(104,710)
4,541,000	EUR	08/22/13	UBS AG	5,620,169	(207,141)
698,541	EUR	08/23/13	Barclays Bank plc	874,713	(21,709)
416,915	EUR	08/23/13	Barclays Bank plc	522,061	(12,957)
2,704,732	EUR	08/26/13	Barclays Bank plc	3,388,596	(82,416)
421,287	EUR	08/28/13	Deutsche Bank AG	529,497	(11,155)
19,595	EUR	08/28/13	Deutsche Bank AG	24,628	(519)
225,000	EUR	09/04/13	Deutsche Bank AG	283,894	(4,874)
429,852	EUR	09/10/13	Barclays Bank plc	544,171	(7,536)
495,000	EUR	09/10/13	Deutsche Bank AG	625,769	(9,554)
1,516,100	EUR	09/11/13	Deutsche Bank AG	1,947,279	1,377
421,332	EUR	09/12/13	Barclays Bank plc	540,855	74
225,000	EUR	09/13/13	JPMorgan Chase Bank N.A.	290,250	1,459
1,201,923	EUR	09/16/13	Barclays Bank plc	1,556,070	13,343
1,120,359	EUR	09/17/13	UBS AG	1,449,521	11,473
281,896	EUR	09/19/13	Barclays Bank plc	371,342	9,505
685,747	EUR	09/24/13	Barclays Bank plc	891,320	11,069
3,307,000	EUR	09/24/13	Deutsche Bank AG	4,295,363	50,369
1,538,000	EUR	09/26/13	Deutsche Bank AG	1,992,494	18,223
3,630,000	EUR	09/27/13	Barclays Bank plc	4,723,538	63,805
4,440,000	EUR	09/30/13	Deutsche Bank AG	5,732,362	32,704
1,620,000	EUR	09/30/13	HSBC Bank plc	2,084,098	4,493
1,200,000	EUR	09/30/13	Morgan Stanley & Co., Inc.	1,545,900	5,452
2,310,000	EUR	10/07/13	UBS AG	2,991,750	26,182
3,220,000	EUR	10/09/13	UBS AG	4,207,896	73,984
3,217,000	EUR	10/11/13	UBS AG	4,175,183	45,034
268,031	EUR	10/25/13	Barclays Bank plc	349,625	5,461
8,218,000	EUR	10/29/13	Deutsche Bank AG	10,705,588	152,859
4,118,000	EUR	10/29/13	UBS AG	5,368,019	80,097
1,370,039	EUR	10/31/13	Deutsche Bank AG	1,773,139	13,835
92,609	EUR	11/04/13	Deutsche Bank AG	120,854	1,927
652,963	EUR	11/05/13	Barclays Bank plc	850,034	11,501
1,990,000	EUR	11/05/13	Deutsche Bank AG	2,591,040	35,490
1,525,000	EUR	11/08/13	Deutsche Bank AG	1,959,625	1,163
413,121	EUR	11/12/13	JPMorgan Chase Bank N.A.	528,991	(1,577)
309,733	EUR	11/15/13	Deutsche Bank AG	395,411	(2,389)
650,000	EUR	11/15/13	Morgan Stanley & Co., Inc.	829,286	(5,531)
86,267	EUR	11/19/13	Deutsche Bank AG	110,831	30
1,287,000	EUR	11/20/13	Deutsche Bank AG	1,647,875	(5,152)
302,256	EUR	11/20/13	JPMorgan Chase Bank N.A.	385,865	(2,354)
1,380,000	EUR	12/03/13	Deutsche Bank AG	1,799,458	26,734

MIST-228

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
263,000	EUR	12/09/13	UBS AG	$345,266	$7,399
1,340,000	EUR	12/13/13	JPMorgan Chase Bank N.A.	1,749,122	27,596
16,117,434	EUR	01/07/14	Deutsche Bank AG	21,181,532	469,511
8,953,000	EUR	01/13/14	UBS AG	11,726,013	219,999
1,858,400	EUR	01/28/14	Citibank N.A.	2,487,413	98,668
2,553,000	EUR	02/10/14	Citibank N.A.	3,457,196	175,141
419,000	EUR	02/10/14	HSBC Bank plc	566,635	27,982
1,915,000	EUR	02/10/14	UBS AG	2,592,757	130,894
1,023,000	EUR	02/11/14	Barclays Bank plc	1,382,175	67,024
10,382,000	EUR	02/11/14	Deutsche Bank AG	13,931,917	585,000
446,000	EUR	02/13/14	UBS AG	598,220	24,837
956,000	EUR	02/19/14	JPMorgan Chase Bank N.A.	1,277,034	47,905
956,000	EUR	02/19/14	JPMorgan Chase Bank N.A.	1,278,315	49,186
1,022,000	EUR	02/21/14	Goldman Sachs & Co.	1,368,049	54,034
1,421,320	EUR	02/27/14	Deutsche Bank AG	1,879,724	52,167
252,000	EUR	02/27/14	Deutsche Bank AG	333,275	9,249
13,630,862	EUR	03/03/14	Deutsche Bank AG	17,934,807	407,211
457,000	EUR	03/05/14	Deutsche Bank AG	595,243	7,584
1,405,634	EUR	03/07/14	Barclays Bank plc	1,839,188	31,634
8,070,000	EUR	03/07/14	Deutsche Bank AG	10,562,823	185,332
2,142,782	EUR	03/10/14	Barclays Bank plc	2,791,488	35,916
10,839,830	EUR	03/10/14	Citibank N.A.	14,161,696	221,907
714,000	EUR	03/10/14	HSBC Bank plc	931,770	13,581
2,023,000	EUR	03/10/14	Morgan Stanley & Co., Inc.	2,643,555	42,021
651,717	EUR	03/17/14	Barclays Bank plc	848,060	9,899
462,068	EUR	03/18/14	Citibank N.A.	599,850	5,586
399,325	EUR	03/21/14	Barclays Bank plc	518,564	4,976
840,650	EUR	03/26/14	Citibank N.A.	1,093,433	12,178
1,040,000	EUR	03/26/14	Deutsche Bank AG	1,351,220	13,558
205,485	EUR	03/31/14	Deutsche Bank AG	264,957	644
640,496	EUR	04/03/14	Deutsche Bank AG	823,134	(756)
100,800,000	JPY	04/22/13	Barclays Bank plc	1,247,216	176,274
100,800,000	JPY	04/22/13	Citibank N.A.	1,246,815	175,873
796,134,720	JPY	05/10/13	Deutsche Bank AG	10,030,676	1,571,168
791,049,590	JPY	05/10/13	Morgan Stanley & Co., Inc.	9,970,752	1,565,278
119,465,000	JPY	06/14/13	Citibank N.A.	1,511,087	241,362
481,311,000	JPY	06/28/13	Barclays Bank plc	6,079,462	963,350
330,341,000	JPY	07/02/13	Barclays Bank plc	4,191,879	680,403
411,460,000	JPY	07/29/13	Barclays Bank plc	4,581,960	207,080
105,370,000	JPY	08/09/13	Barclays Bank plc	1,346,066	225,594
105,400,000	JPY	08/09/13	Citibank N.A.	1,346,827	226,036
105,370,000	JPY	08/12/13	Deutsche Bank AG	1,350,344	229,840
186,225,000	JPY	08/19/13	Deutsche Bank AG	2,378,489	398,042
151,899,000	JPY	08/19/13	Deutsche Bank AG	1,940,048	324,648
639,006,000	JPY	08/20/13	HSBC Bank plc	8,098,936	1,303,235
152,028,000	JPY	08/20/13	JPMorgan Chase Bank N.A.	1,926,051	309,263
305,946,000	JPY	08/20/13	UBS AG	3,885,769	632,094
151,705,000	JPY	08/22/13	Barclays Bank plc	1,919,102	305,719
303,103,000	JPY	08/23/13	Citibank N.A.	3,834,563	611,031
149,920,000	JPY	08/23/13	Deutsche Bank AG	1,897,842	303,427
300,880,000	JPY	08/23/13	HSBC Bank plc	3,810,634	610,744
427,709,000	JPY	08/26/13	Barclays Bank plc	5,428,468	879,609
302,459,000	JPY	08/26/13	JPMorgan Chase Bank N.A.	3,836,851	620,077
350,622,000	JPY	08/26/13	UBS AG	4,444,441	715,434
256,658,000	JPY	08/27/13	Deutsche Bank AG	3,281,065	551,377
488,094,000	JPY	08/27/13	HSBC Bank plc	6,241,611	1,050,484
244,017,000	JPY	08/27/13	JPMorgan Chase Bank N.A.	3,121,320	526,076

MIST-229

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
150,260,000	JPY	08/30/13	JPMorgan Chase Bank N.A.	$1,919,213	$321,076
109,297,635	JPY	09/18/13	Barclays Bank plc	1,401,252	238,573
109,471,259	JPY	09/27/13	JPMorgan Chase Bank N.A.	1,301,254	136,629
66,105,000	JPY	09/30/13	JPMorgan Chase Bank N.A.	853,601	150,314
104,580,000	JPY	10/18/13	JPMorgan Chase Bank N.A.	1,188,146	75,267
94,232,353	JPY	11/08/13	Citibank N.A.	1,179,792	176,746
157,477,000	JPY	11/12/13	HSBC Bank plc	1,686,952	10,616
92,567,000	JPY	11/13/13	JPMorgan Chase Bank N.A.	1,170,216	184,831
229,154,000	JPY	11/15/13	Citibank N.A.	2,897,108	457,676
119,300,000	JPY	11/15/13	Morgan Stanley & Co., Inc.	1,508,122	238,128
93,849,000	JPY	11/15/13	UBS AG	1,185,861	186,802
379,208,000	JPY	11/19/13	Citibank N.A.	4,696,598	659,568
306,357,000	JPY	11/19/13	Deutsche Bank AG	3,780,015	518,554
425,961,000	JPY	11/20/13	Citibank N.A.	5,265,799	730,978
79,941,000	JPY	11/20/13	HSBC Bank plc	989,748	138,689
152,982,000	JPY	11/20/13	JPMorgan Chase Bank N.A.	1,895,629	266,968
122,208,000	JPY	11/20/13	UBS AG	1,513,449	212,412
296,207,000	JPY	01/07/14	Deutsche Bank AG	3,421,234	265,760
44,450,000	JPY	01/10/14	Citibank N.A.	509,462	35,916
88,890,000	JPY	01/14/14	UBS AG	1,015,746	68,700
44,440,000	JPY	01/14/14	UBS AG	508,962	35,492
183,890,000	JPY	01/15/14	HSBC Bank plc	2,094,419	135,198
44,590,000	JPY	01/16/14	Deutsche Bank AG	502,570	27,486
138,210,000	JPY	01/16/14	UBS AG	1,557,822	85,266
109,940,000	JPY	01/16/14	UBS AG	1,238,203	66,849
60,980,000	JPY	01/17/14	Deutsche Bank AG	687,886	38,165
110,740,000	JPY	01/17/14	JPMorgan Chase Bank N.A.	1,250,686	70,790
359,980,000	JPY	01/27/14	UBS AG	4,080,481	244,400
342,205,982	JPY	01/28/14	Deutsche Bank AG	3,821,396	174,663
443,025,359	JPY	01/28/14	HSBC Bank plc	4,950,004	228,885
133,761,000	JPY	02/12/14	Goldman Sachs & Co.	1,441,080	15,305
164,870,000	JPY	02/12/14	HSBC Bank plc	1,772,567	15,197
164,783,000	JPY	02/12/14	JPMorgan Chase Bank N.A.	1,772,563	16,121
218,400,000	JPY	02/13/14	Citibank N.A.	2,363,445	35,455
109,360,000	JPY	02/13/14	JPMorgan Chase Bank N.A.	1,181,670	15,969
46,833,020	JPY	02/18/14	Goldman Sachs & Co.	503,148	3,901
109,420,000	JPY	02/18/14	JPMorgan Chase Bank N.A.	1,181,744	15,310
87,100,000	JPY	02/18/14	JPMorgan Chase Bank N.A.	935,804	7,305
109,070,000	JPY	02/19/14	Citibank N.A.	1,181,710	18,988
109,540,000	JPY	02/19/14	Goldman Sachs & Co.	1,181,706	13,974
144,240,000	JPY	02/24/14	HSBC Bank plc	1,543,499	5,730
54,700,000	JPY	02/25/14	Barclays Bank plc	590,878	7,702
144,300,000	JPY	02/25/14	JPMorgan Chase Bank N.A.	1,556,592	18,158
358,900,000	JPY	02/27/14	Barclays Bank plc	3,833,583	7,098
109,290,000	JPY	02/27/14	Barclays Bank plc	1,181,711	16,494
36,614,000	JPY	02/27/14	Deutsche Bank AG	400,002	9,635
160,000,000	JPY	03/03/14	JPMorgan Chase Bank N.A.	1,759,479	53,497
159,900,000	JPY	03/04/14	HSBC Bank plc	1,756,178	51,234
178,400,000	JPY	03/04/14	UBS AG	1,940,607	38,406
109,701,956	JPY	03/17/14	Citibank N.A.	1,145,892	(24,058)
323,500,000	JPY	03/19/14	Citibank N.A.	3,407,236	(42,938)
142,403,000	JPY	03/19/14	Citibank N.A.	1,491,521	(27,227)
200,950,000	JPY	03/19/14	Morgan Stanley & Co., Inc.	2,100,559	(42,601)
164,310,000	JPY	03/24/14	Barclays Bank plc	1,736,947	(15,584)
160,844,000	JPY	03/24/14	Deutsche Bank AG	1,703,621	(11,942)
86,066,450	JPY	03/25/14	Barclays Bank plc	907,395	(10,605)

Net Unrealized Appreciation					$25,020,254

MIST-230

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Unrealized Appreciation/ (Depreciation)
09/23/13	JPMorgan Chase Bank N.A.	388,774,000	HUF	1,250,680	EUR	$4,456
09/25/13	JPMorgan Chase Bank N.A.	311,219,000	HUF	1,000,543	EUR	4,152
03/19/14	Deutsche Bank AG	789,872,400	HUF	2,501,357	EUR	17,640
03/19/14	JPMorgan Chase Bank N.A.	236,727,980	HUF	750,407	EUR	4,335
03/20/14	JPMorgan Chase Bank N.A.	396,052,000	HUF	1,250,677	EUR	13,276
03/21/14	JPMorgan Chase Bank N.A.	393,926,000	HUF	1,250,678	EUR	4,455
11/08/13	UBS AG	17,891,400	NOK	2,399,759	EUR	(43,015)
05/24/13	Morgan Stanley & Co., Inc.	5,956,000	PLN	1,323,262	EUR	124,545
07/05/13	Deutsche Bank AG	39,200,000	PLN	8,915,372	EUR	514,990
08/19/13	Deutsche Bank AG	35,870,000	PLN	8,436,030	EUR	79,300
02/11/14	Barclays Bank plc	4,666,000	PLN	1,082,523	EUR	12,114
02/11/14	Deutsche Bank AG	4,666,000	PLN	1,084,839	EUR	9,137
02/14/14	Deutsche Bank AG	4,666,000	PLN	1,082,925	EUR	11,310
04/30/13	Barclays Bank plc	261,920,000	SEK	29,026,431	EUR	2,955,107
05/06/13	Deutsche Bank AG	14,943,320	SEK	1,655,770	EUR	168,569
05/07/13	Morgan Stanley & Co., Inc.	15,023,913	SEK	1,667,008	EUR	166,454
06/28/13	UBS AG	38,634,000	SEK	4,314,527	EUR	383,827

Net Unrealized Appreciation						$4,430,652

(CLP)—	Chilean Peso
(EUR)—	Euro
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

MIST-231

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$980,869,000	$—	$980,869,000
Short-Term Investments
Discount Note	—	45,275,000	—	45,275,000
Mutual Fund	29,247,239	—	—	29,247,239
Repurchase Agreement	—	75,918,000	—	75,918,000
Total Short-Term Investments	29,247,239	121,193,000	—	150,440,239
Total Investments	$29,247,239	$1,102,062,000	$—	$1,131,309,239

Collateral for securities loaned (Liability)	$—	$(29,247,239)	$—	$(29,247,239)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$38,629,028	$—	$38,629,028
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(3,826,960)	—	(3,826,960)
Total Forward Contracts	$—	$34,802,068	$—	$34,802,068

*	See Schedule of Investments for additional detailed categorizations.

MIST-232

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	4,729,061	$45,115,244
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio) (Class A) (a)	1,505,882	45,643,287
BlackRock Large Cap Value Portfolio (Class A) (a)	3,118,361	34,395,522
Clarion Global Real Estate Portfolio (Class A) (b)	4,751,558	57,208,754
ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (Class A) (b)	5,464,942	58,693,473
Davis Venture Value Portfolio (Class A) (a)	1,554,946	57,299,746
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	1,454,081	23,047,182
Harris Oakmark International Portfolio (Class A) (b)	3,518,916	56,126,709
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio) (Class A) (b)	5,673,975	69,052,275
Invesco Small Cap Growth Portfolio (Class A) (b)	2,592,250	45,960,595
Janus Forty Portfolio (Class A) (b)	554,433	45,341,548
Jennison Growth Portfolio (Class A) (a)	5,465,213	68,533,773
JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio) (Class A) (b)	1,352,662	23,049,353
Loomis Sayles Small Cap Growth Portfolio (Class A) (a) (c)	2,727,897	34,589,728
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	100,116	23,134,750
Met/Dimensional International Small Company Portfolio (Class A) (a)	3,079,455	45,421,959
MFS® Emerging Markets Equity Portfolio (Class A) (b)	3,109,585	33,614,614

Affiliated Investment Companies—(Continued)
MFS® Research International Portfolio (Class A) (b)	5,234,706	$56,430,136
MFS® Value Portfolio (Class A) (a)	3,724,030	57,647,988
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	1,772,491	22,936,030
Neuberger Berman Genesis Portfolio (Class A) (a)	781,261	11,531,410
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	3,603,842	68,617,151
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,112,766	57,657,371
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,159,007	23,036,601
Third Avenue Small Cap Value Portfolio (Class A) (b) (c)	1,283,787	22,928,443
Turner Mid Cap Growth Portfolio (Class A) (b)	895,664	11,410,758
Van Eck Global Natural Resources Portfolio (Class A) (a)	3,388,119	44,926,456

Total Mutual Funds (Cost $915,792,362)		1,143,350,856

Total Investments—100.0% (Cost $915,792,362) (d)		1,143,350,856
Other assets and liabilities (net)—0.0%		(403,075)

Net Assets —100.0%		$1,142,947,781

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 28, 2013, the aggregate cost of investments was $915,792,362. The aggregate unrealized appreciation and depreciation of investments were $228,742,628 and $(1,184,134), respectively, resulting in net unrealized appreciation of $227,558,494.

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 28, 2013 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2012	Shares purchased	Shares sold	Number of shares held at March 28, 2013
Baillie Gifford International Stock	4,617,608	117,210	(5,757)	4,729,061
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	1,489,277	21,376	(4,771)	1,505,882
BlackRock Large Cap Value	3,250,899	13,139	(145,677)	3,118,361
Clarion Global Real Estate	4,656,855	115,445	(20,742)	4,751,558
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	5,717,628	47,790	(300,476)	5,464,942
Davis Venture Value	1,602,370	7,654	(55,078)	1,554,946
Goldman Sachs Mid Cap Value	1,518,804	4,023	(68,746)	1,454,081
Harris Oakmark International	3,558,024	41,220	(80,328)	3,518,916
Invesco Comstock (formerly Van Kampen Comstock)	5,870,197	13,184	(209,406)	5,673,975
Invesco Small Cap Growth	2,730,868	2,321	(140,939)	2,592,250

MIST-233

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Number of shares held at December 31, 2012	Shares purchased	Shares sold	Number of shares held at March 28, 2013
Janus Forty	547,750	8,062	(1,379)	554,433
Jennison Growth	5,439,576	49,589	(23,952)	5,465,213
JPMorgan Small Cap Value (formerly Dreman Small Cap Value)	1,417,955	5,313	(70,606)	1,352,662
Loomis Sayles Small Cap Growth	2,878,530	7,420	(158,053)	2,727,897
Met/Artisan Mid Cap Value	107,431	315	(7,630)	100,116
Met/Dimensional International Small Company	3,093,346	22,809	(36,700)	3,079,455
MFS® Emerging Markets Equity	2,914,796	198,354	(3,565)	3,109,585
MFS® Research International	5,174,518	80,666	(20,478)	5,234,706
MFS® Value	3,835,484	25,290	(136,744)	3,724,030
Morgan Stanley Mid Cap Growth	1,806,157	21,124	(54,790)	1,772,491
Neuberger Berman Genesis	807,029	2,946	(28,714)	781,261
T. Rowe Price Large Cap Growth	3,612,394	27,513	(36,065)	3,603,842
T. Rowe Price Large Cap Value	2,175,826	12,646	(75,706)	2,112,766
T. Rowe Price Mid Cap Growth	2,237,759	13,591	(92,343)	2,159,007
Third Avenue Small Cap Value	1,333,110	3,834	(53,157)	1,283,787
Turner Mid Cap Growth	926,645	3,919	(34,900)	895,664
Van Eck Global Natural Resources	3,312,345	94,330	(18,556)	3,388,119

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
Baillie Gifford International Stock	12,987	$—	$—	$45,115,244
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	3,478	—	—	45,643,287
BlackRock Large Cap Value	429,684	—	—	34,395,522
Clarion Global Real Estate	7,655	—	—	57,208,754
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	780,531	—	—	58,693,473
Davis Venture Value	(8,539)	—	—	57,299,746
Goldman Sachs Mid Cap Value	98,812	—	—	23,047,182
Harris Oakmark International	299,681	—	—	56,126,709
Invesco Comstock (formerly Van Kampen Comstock)	352	—	—	69,052,275
Invesco Small Cap Growth	639,769	—	—	45,960,595
Janus Forty	40,601	—	—	45,341,548
Jennison Growth	90,043	—	—	68,533,773
JPMorgan Small Cap Value (formerly Dreman Small Cap Value)	482,096	—	—	23,049,353
Loomis Sayles Small Cap Growth	162,793	—	—	34,589,728
Met/Artisan Mid Cap Value	347,142	—	—	23,134,750
Met/Dimensional International Small Company	160,228	—	—	45,421,959
MFS® Emerging Markets Equity	18,405	—	—	33,614,614
MFS® Research International	(7,806)	—	—	56,430,136
MFS® Value	820,501	—	—	57,647,988
Morgan Stanley Mid Cap Growth	5,912	—	—	22,936,030
Neuberger Berman Genesis	108,638	—	—	11,531,410
T. Rowe Price Large Cap Growth	146,970	—	—	68,617,151
T. Rowe Price Large Cap Value	278,836	—	—	57,657,371
T. Rowe Price Mid Cap Growth	404,194	—	—	23,036,601
Third Avenue Small Cap Value	148,880	—	—	22,928,443
Turner Mid Cap Growth	(106,461)	—	—	11,410,758
Van Eck Global Natural Resources	64,655	—	—	44,926,456

	$5,430,037	$—	$—	$1,143,350,856

MIST-234

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,143,350,856	$—	$—	$1,143,350,856
Total Investments	$1,143,350,856	$—	$—	$1,143,350,856

MIST-235

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—68.8% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—68.8%
Baillie Gifford International Stock Portfolio (Class A) (a)	23,924,338	$228,238,180
BlackRock Bond Income Portfolio (Class A) (a)	5,189,908	601,095,118
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio) (Class A) (a)	1,687,461	51,146,933
BlackRock High Yield Portfolio (Class A) (b)	11,203,485	103,520,198
Clarion Global Real Estate Portfolio (Class A) (b)	8,933,590	107,560,427
ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (Class A) (b)	5,345,972	57,415,743
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	10,658,501	168,937,245
Harris Oakmark International Portfolio (Class A) (b)	21,797,057	347,663,058
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio) (Class A) (b)	4,557,898	55,469,621
Invesco Small Cap Growth Portfolio (Class A) (b)	7,903,003	140,120,243
JPMorgan Core Bond Portfolio (Class A) (b)	24,264,339	256,716,707
JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio) (Class A) (b)	8,146,137	138,810,167
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	247,095	57,098,633
Met/Dimensional International Small Company Portfolio (Class A) (a)	7,235,424	106,722,498
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	8,979,950	97,701,852
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	23,973,325	243,808,719
Met/Templeton International Bond Portfolio (Class A) (b)	12,357,794	149,652,884
MFS® Emerging Markets Equity Portfolio (Class A) (b)	9,009,951	97,397,567
MFS® Research International Portfolio (Class A) (b)	29,682,705	319,979,557
MFS® Value Portfolio (Class A) (a)	3,592,972	55,619,211
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	4,027,533	52,116,273
Neuberger Berman Genesis Portfolio (Class A) (a)	3,655,763	53,959,062
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	12,287,309	145,727,481
PIMCO Total Return Portfolio (Class A) (b)	46,468,913	600,843,040
T. Rowe Price Small Cap Growth Portfolio (a)	6,756,027	133,363,973
Third Avenue Small Cap Value Portfolio (Class A) (b) (c)	7,756,665	138,534,030
Van Eck Global Natural Resources Portfolio (Class A) (a)	7,417,793	98,359,935
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	17,473,815	248,477,653

Affiliated Investment Companies—(Continued)
Western Asset Management U.S. Government Portfolio (Class A) (a)	19,694,832	$244,215,920

Total Mutual Funds (Cost $4,647,246,024)		5,100,271,928

U.S. Treasury & Government Agencies—27.6%

Federal Agencies—1.3%
Federal Home Loan Mortgage Corp. 1.750%, 05/30/19	36,000,000	37,080,684
2.375%, 01/13/22	10,500,000	10,950,061
6.250%, 07/15/32	30,000,000	43,751,760
Federal National Mortgage Association 6.625%, 11/15/30	1,300,000	1,941,298

		93,723,803

U.S. Treasury—26.3%
U.S. Treasury Bonds 8.000%, 11/15/21	57,700,000	87,929,376
6.250%, 08/15/23	88,000,000	124,561,272
6.000%, 02/15/26	26,700,000	38,009,960
5.500%, 08/15/28	15,500,000	21,489,293
5.250%, 11/15/28	14,100,000	19,103,300
6.250%, 05/15/30	1,600,000	2,416,501
5.375%, 02/15/31	39,600,000	55,093,500
4.500%, 05/15/38	9,000,000	11,465,154
4.500%, 08/15/39	25,000,000	31,925,775
4.375%, 05/15/40	7,100,000	8,900,517
4.250%, 11/15/40 (d)	177,700,000	218,515,558
4.375%, 05/15/41 (d)	153,500,000	192,594,608
3.750%, 08/15/41 (d)	70,600,000	79,855,236
3.125%, 11/15/41	71,700,000	72,136,940
3.125%, 02/15/42 (d)	132,400,000	133,082,654
3.000%, 05/15/42	3,000,000	2,937,657
3.125%, 02/15/43	6,200,000	6,212,592
U.S. Treasury Notes 0.375%, 06/30/13	12,000,000	12,010,320
0.125%, 09/30/13	22,400,000	22,403,494
0.500%, 10/15/13	36,603,000	36,684,515
0.250%, 10/31/13	37,000,000	37,030,377
0.500%, 11/15/13	52,100,000	52,226,186
0.250%, 11/30/13	31,000,000	31,025,451
0.750%, 12/15/13	56,450,000	56,696,969
0.125%, 12/31/13	76,800,000	76,800,000
1.500%, 12/31/13	3,000,000	3,030,705
1.000%, 01/15/14	78,400,000	78,939,000
0.250%, 01/31/14	16,400,000	16,416,023
1.750%, 01/31/14	11,600,000	11,755,881
1.250%, 02/15/14	43,013,000	43,428,033
0.250%, 02/28/14	42,000,000	42,041,034
1.875%, 02/28/14	10,700,000	10,868,439
1.250%, 03/15/14	19,987,000	20,196,244
0.250%, 03/31/14	24,200,000	24,221,756
1.375%, 02/28/19	54,000,000	55,227,690
3.500%, 05/15/20	12,000,000	13,858,128
3.625%, 02/15/21 (d)	137,600,000	160,325,466

MIST-236

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value
U.S. Treasury Principal Strips Zero Coupon, 11/15/27	39,600,000	$26,788,291
Zero Coupon, 05/15/39	6,700,000	2,862,093
Zero Coupon, 02/15/41	24,000,000	9,529,104

		1,950,595,092

Total U.S. Treasury & Government Agencies (Cost $2,042,731,475)		2,044,318,895

Foreign Government—0.6%

Municipal—0.2%
Junta de Castilla y Leon 6.270%, 02/19/18 (EUR)	7,500,000	9,966,979
6.505%, 03/01/19 (EUR)	7,500,000	10,009,656

		19,976,635

Provincial—0.4%
Province of Quebec Canada 5.750%, 12/01/36 (CAD)	22,000,000	28,754,088

Total Foreign Government (Cost $50,330,588)		48,730,723

Municipals—0.5%
Metropolitan Transportation Authority NY, Dedicated Tax Fund Revenue, Refunding 5.000%, 11/15/29	4,000,000	4,704,080
New Mexico State Hospital Equipment Loan Council Hospital Revenue 5.000%, 08/01/42	1,000,000	1,082,830
New York State Dormitory Authority, State Personal Income Tax Revenue, Refunding 5.000%, 02/15/42	6,000,000	6,690,420
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue, Refunding 5.000%, 07/01/22	4,000,000	4,501,280
San Francisco Bay Area CA, Toll Authority, Toll Bridge Revenue, Refunding 5.000%, 04/01/30	7,930,000	9,172,155
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,527,965
Utah County UT Hospital Revenue, Intermountain Healthcare Health Services, Inc. 5.000%, 05/15/43	2,000,000	2,225,240

Total Municipals (Cost $37,575,262)		36,903,970

Corporate Bonds & Notes—0.5%

Capital Markets—0.0%
Morgan Stanley 1.902%, 01/24/14 (e)	500,000	504,226

Commercial Banks—0.1%
Banco del Estado de Chile 2.000%, 11/09/17 (144A)	5,000,000	$5,017,930
Export-Import Bank of Korea 1.750%, 02/27/18	6,700,000	6,696,375

		11,714,305

Diversified Financial Services—0.1%
Bank of America Corp. 1.722%, 01/30/14 (e)	1,000,000	1,008,937
Citigroup, Inc. 1.755%, 01/13/14 (e)	1,000,000	1,009,307
LeasePlan Corp. N.V. 3.000%, 10/23/17 (144A) (f)	5,100,000	5,205,988
MassMutual Global Funding II 2.500%, 10/17/22 (144A) (f)	4,000,000	3,921,852

		11,146,084

Machinery—0.1%
Vessel Management Services, Inc. 3.432%, 08/15/36	3,854,000	3,990,914

Oil & Gas—0.1%
Statoil ASA 2.450%, 01/17/23	5,400,000	5,323,687

Software—0.1%
Microsoft Corp. 3.500%, 11/15/42	4,500,000	4,174,133

Total Corporate Bonds & Notes (Cost $36,942,070)		36,853,349

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106%, 07/15/46 (144A) (Cost $101,000)	100,000	111,744

Purchased Options—0.0%

Put Options—0.0%
S&P 500 Index, Strike Price $800,
Expires 06/20/13	1,085,000	54,250
S&P 500 Index, Strike Price $825,
Expires 06/20/13	202,250	10,112

Total Purchased Options (Cost $141,958)		64,362

MIST-237

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—1.9%

Security Description	Principal Amount*	Value

Commercial Paper—0.5%
Banco do Brasil S.A.
1.173%, 01/24/14 (g)	25,000,000	$24,754,603
Itau Unibanco S.A. New York
1.470%, 10/31/13 (g)	10,000,000	9,912,562
Santander Consumer Bank SA
3.075%, 10/01/13 (g)	4,200,000	4,133,815

		38,800,980

Discount Notes—0.8%
Freddie Mac Discount Notes
0.140%, 10/08/13 (g)	24,274,000	24,256,064
0.129%, 11/05/13 (g)	692,000	691,455
0.160%, 01/14/14 (g)	21,600,000	21,572,352
0.160%, 02/04/14 (g)	12,500,000	12,482,834

		59,002,705

U.S. Treasury—0.1%
U.S. Treasury Bills
0.067%, 04/18/13 (g)	5,000,000	4,999,840
0.130%, 01/09/14 (d) (g) (h)	3,738,000	3,734,180
0.136%, 01/09/14 (g)	931,000	930,005

		9,664,025

Repurchase Agreements—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $1,951,002 on 04/01/13, collateralized by $1,960,000 U.S. Treasury Note at 1.875% due 02/28/14 with a value of $1,993,345.	1,951,000	1,951,000
Goldman Sachs & Co. Repurchase Agreement dated 03/28/13 at 0.230% to be repurchased at $37,200,951 on 04/01/13 collateralized by $35,810,468 Federal Home Loan Mortgage Corp. at 4.500% due 02/01/41 with a value of $38,438,061.	37,200,000	$37,200,000

		39,151,000

Total Short-Term Investments (Cost $146,618,710)		146,618,710

Total Investments—99.9% (Cost $6,961,687,087)		7,413,873,681
Other assets and liabilities (net)—0.1%		3,933,654

Net Assets—100.0%		$7,417,807,335

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $147,977,005.
(e)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $9,127,840, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(g)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(h)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts. As of March 28, 2013, the market value of securities pledged was $280,710.
As of March 28, 2013, the aggregate cost of investments was $9,691,687,087. The aggregate unrealized appreciation and depreciation of investments were $481,945,968 and $(29,759,374), respectively, resulting in net unrealized appreciation of $452,186,594.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $14,257,514, which is 0.2% of net assets.
(CAD)—	Canadian Dollar
(EUR)—	Euro

MIST-238

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
LeasePlan Corp. N.V.	10/15/12	$5,100,000	$5,096,957	$5,205,988
MassMutual Global Funding II	10/10/12	4,000,000	3,971,400	3,921,852

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
18,393,280	BRL	04/02/13	Credit Suisse International	$9,133,618	$(31,413)
18,393,280	BRL	04/02/13	UBS AG	8,895,527	206,678
18,393,280	BRL	06/04/13	Credit Suisse International	9,283,440	(244,100)

Net Unrealized Depreciation					$(68,835)

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
18,393,280	BRL	04/02/13	Credit Suisse International	$9,355,687	$253,482
18,393,280	BRL	04/02/13	UBS AG	9,133,618	31,413
29,679,000	CAD	06/20/13	Barclays Bank plc	28,864,445	(299,726)
14,999,000	EUR	06/17/13	Deutsche Bank AG	19,510,849	274,020

Net Unrealized Appreciation					$259,189

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation
S&P 500 E-Mini Index Futures	06/21/13	39,488	USD	3,006,280,358	$79,213,242
U.S. Treasury Bond 30 Year Futures	06/19/13	910	USD	131,147,351	319,212

Net Unrealized Appreciation					$79,532,454

(USD)—	U.S. Dollar

MIST-239

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 28, 2013 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2012	Shares purchased	Shares sold	Number of shares held at March 28, 2013
Baillie Gifford International Stock	22,153,698	1,791,276	(20,636)	23,924,338
BlackRock Bond Income	5,718,897	531,788	(1,060,777)	5,189,908
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	1,555,793	133,163	(1,495)	1,687,461
BlackRock High Yield	10,368,586	844,560	(9,661)	11,203,485
Clarion Global Real Estate	8,286,606	654,540	(7,556)	8,933,590
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	4,965,575	385,017	(4,620)	5,345,972
Goldman Sachs Mid Cap Value	9,916,673	750,927	(9,099)	10,658,501
Harris Oakmark International	22,412,541	1,541,675	(2,157,159)	21,797,057
Invesco Comstock (formerly Van Kampen Comstock)	4,294,824	321,230	(58,156)	4,557,898
Invesco Small Cap Growth	7,379,597	553,667	(30,261)	7,903,003
JPMorgan Core Bond	—	24,264,339	—	24,264,339
JPMorgan Small Cap Value (formerly Dreman Small Cap Value)*	7,559,681	593,471	(7,015)	8,146,137
Met/Artisan Mid Cap Value	229,555	17,754	(214)	247,095
Met/Dimensional International Small Company	6,711,166	530,440	(6,182)	7,235,424
Met/Eaton Vance Floating Rate	8,186,577	801,485	(8,112)	8,979,950
Met/Franklin Low Duration Total Return	20,997,559	2,997,248	(21,482)	23,973,325
Met/Templeton International Bond	11,368,738	999,973	(10,917)	12,357,794
MFS® Emerging Markets Equity	8,315,831	701,947	(7,827)	9,009,951
MFS® Research International	28,097,212	2,105,017	(519,524)	29,682,705
MFS® Value	3,336,662	259,388	(3,078)	3,592,972
Morgan Stanley Mid Cap Growth	3,713,430	317,709	(3,606)	4,027,533
Neuberger Berman Genesis	3,386,903	272,077	(3,217)	3,655,763
PIMCO Inflation Protected Bond	11,218,800	1,079,593	(11,084)	12,287,309
PIMCO Total Return	51,535,317	4,578,288	(9,644,692)	46,468,913
T. Rowe Price Small Cap Growth Mutual Fund	6,253,934	508,118	(6,025)	6,756,027
Third Avenue Small Cap Value	7,202,711	560,576	(6,622)	7,756,665
Van Eck Global Natural Resources	6,827,482	596,925	(6,614)	7,417,793
Western Asset Management Strategic Bond Opportunities	16,057,839	1,431,486	(15,510)	17,473,815
Western Asset Management U.S. Government	17,192,557	2,519,896	(17,621)	19,694,832

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 28,2013. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
Baillie Gifford International Stock	$(23,632)	$—	$—	$228,238,180
BlackRock Bond Income	8,807,005	—	—	601,095,118
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	707	—	—	51,146,933
BlackRock High Yield	3,671	—	—	103,520,198
Clarion Global Real Estate	7,783	—	—	107,560,427
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	5,013	—	—	57,415,743
Goldman Sachs Mid Cap Value	5,617	—	—	168,937,245
Harris Oakmark International	4,063,712	—	—	347,663,058
Invesco Comstock (formerly Van Kampen Comstock)	80,983	—	—	55,469,621
Invesco Small Cap Growth	16,718	—	—	140,120,243

MIST-240

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
JPMorgan Core Bond	$—	$—	$—	$256,716,707
JPMorgan Small Cap Value (formerly Dreman Small Cap Value)	(963)	—	—	138,810,167
Met/Artisan Mid Cap Value	3,066	—	—	57,098,633
Met/Dimensional International Small Company	(18,917)	—	—	106,722,498
Met/Eaton Vance Floating Rate	3,326	—	—	97,701,852
Met/Franklin Low Duration Total Return	2,793	—	—	243,808,719
Met/Templeton International Bond	(3,493)	—	—	149,652,884
MFS® Emerging Markets Equity	(7,123)	—	—	97,397,567
MFS® Research International	73,694	—	—	319,979,557
MFS® Value	3,447	—	—	55,619,211
Morgan Stanley Mid Cap Growth	(4,291)	—	—	52,116,273
Neuberger Berman Genesis	1,898	—	—	53,959,062
PIMCO Inflation Protected Bond	6,474	—	—	145,727,481
PIMCO Total Return	7,508,575	—	—	600,843,040
T. Rowe Price Small Cap Growth Mutual Fund	5,996	—	—	133,363,973
Third Avenue Small Cap Value	2,252	—	—	138,534,030
Van Eck Global Natural Resources	(29,831)	—	—	98,359,935
Western Asset Management Strategic Bond Opportunities	20,218	—	—	248,477,653
Western Asset Management U.S. Government	10,925			244,215,920

	$20,545,623	$—	$—	$5,100,271,928

MIST-241

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$5,100,271,928	$—	$—	$5,100,271,928
Total U.S. Treasury & Government Agencies*	—	2,044,318,895	—	2,044,318,895
Total Foreign Government*	—	48,730,723	—	48,730,723
Total Municipals	—	36,903,970	—	36,903,970
Total Corporate Bonds & Notes*	—	36,853,349	—	36,853,349
Total Mortgage-Backed Securities*	—	111,744	—	111,744
Total Purchased Options*	64,362	—	—	64,362
Short-Term Investments
Commercial Paper	—	38,800,980	—	38,800,980
Discount Notes	—	59,002,705	—	59,002,705
U.S. Treasury	—	9,664,025	—	9,664,025
Repurchase Agreements	—	39,151,000	—	39,151,000
Total Short-Term Investments	—	146,618,710	—	146,618,710
Total Investments	$5,100,336,290	$2,313,537,391	$—	$7,413,873,681

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$765,593	$—	$765,593
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(575,239)	—	(575,239)
Total Forward Contracts	$—	$190,354	$—	$190,354
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$79,532,454	$—	$—	$79,532,454
Total Futures Contracts	$79,532,454	$—	$—	$79,532,454

*	See Schedule of Investments for additional detailed categorizations.

MIST-242

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	33,327,374	$317,943,149
BlackRock Bond Income Portfolio (Class A) (a)	4,530,934	524,772,743
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio) (Class A) (a)	7,149,962	216,715,357
BlackRock High Yield Portfolio (Class A) (b)	11,473,675	106,016,755
BlackRock Large Cap Value Portfolio (Class A) (a)	40,592,909	447,739,783
Clarion Global Real Estate Portfolio (Class A) (b)	17,940,029	215,997,953
ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (Class A) (b)	21,481,318	230,709,353
Davis Venture Value Portfolio (Class A) (a)	15,040,145	554,229,341
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	14,186,064	224,849,112
Harris Oakmark International Portfolio (Class A) (b)	26,789,781	427,297,009
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio) (Class A) (b)	36,720,855	446,892,806
Invesco Small Cap Growth Portfolio (Class A) (b)	25,359,577	449,625,297
Janus Forty Portfolio (Class A) (b)	2,618,867	214,170,948
Jennison Growth Portfolio (Class A) (a)	25,859,478	324,277,848
JPMorgan Core Bond Portfolio (Class A) (b)	17,951,769	189,929,716
Lord Abbett Bond Debenture Portfolio (Class A) (b)	7,622,863	105,729,116
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	495,951	114,604,309
Met/Dimensional International Small Company Portfolio (Class A) (a)	14,724,372	217,184,487
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	18,915,672	205,802,507
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	19,927,949	202,667,238
Met/Templeton International Bond Portfolio (Class A) (b)	25,903,744	313,694,344

Affiliated Investment Companies—(Continued)
MFS® Emerging Markets Equity Portfolio (Class A) (b)	9,353,301	$101,109,180
MFS® Research International Portfolio (Class A) (b)	39,790,043	428,936,661
MFS® Value Portfolio (Class A) (a)	43,261,477	669,687,670
Neuberger Berman Genesis Portfolio (Class A) (a)	15,158,668	223,741,940
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	25,442,479	301,747,805
PIMCO Total Return Portfolio (Class A) (b)	67,936,955	878,424,833
Pioneer Fund Portfolio (Class A) (b)	6,914,034	111,938,214
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	17,169,243	326,902,379
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	16,397,843	447,497,137
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	21,034,304	224,436,028
Third Avenue Small Cap Value Portfolio (Class A) (b) (c)	12,495,172	223,163,780
Van Eck Global Natural Resources Portfolio (Class A) (a)	15,616,896	207,080,037
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	7,270,246	103,382,897
Western Asset Management U.S. Government Portfolio (Class A) (a)	32,493,079	402,914,184

Total Mutual Funds (Cost $8,991,438,224)		10,701,811,916

Total Investments—100.0% (Cost $8,991,438,224) (d)		10,701,811,916
Other assets and liabilities (net)—0.0%		(2,815,883)

Net Assets—100.0%		$10,698,996,033

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 28, 2013, the aggregate cost of investments was $8,991,438,224. The aggregate unrealized appreciation and depreciation of investments were $1,731,599,599 and $(21,225,907), respectively, resulting in net unrealized appreciation of $1,710,373,692.

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 28, 2013 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Baillie Gifford International Stock	33,387,041	30	(59,697)	33,327,374
BlackRock Bond Income	5,249,076	11,272	(729,414)	4,530,934
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	7,156,850	34	(6,922)	7,149,962
BlackRock High Yield	11,479,132	103	(5,560)	11,473,675
BlackRock Large Cap Value	41,864,889	—	(1,271,980)	40,592,909

MIST-243

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Clarion Global Real Estate	17,948,796	17	(8,784)	17,940,029
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	22,087,370	—	(606,052)	21,481,318
Davis Venture Value	15,470,069	—	(429,924)	15,040,145
Goldman Sachs Mid Cap Value	14,681,380	—	(495,316)	14,186,064
Harris Oakmark International	27,420,985	—	(631,204)	26,789,781
Invesco Comstock (formerly Van Kampen Comstock)	37,780,641	—	(1,059,786)	36,720,855
Invesco Small Cap Growth*	26,413,055	—	(1,053,478)	25,359,577
Janus Forty	2,624,504	10	(5,647)	2,618,867
Jennison Growth	25,871,695	123	(12,340)	25,859,478
JPMorgan Core Bond	—	17,951,769	—	17,951,769
Lord Abbett Bond Debenture	7,626,362	204	(3,703)	7,622,863
Met/Artisan Mid Cap Value	518,681	—	(22,730)	495,951
Met/Dimensional International Small Company*	14,898,711	—	(174,339)	14,724,372
Met/Eaton Vance Floating Rate	18,895,507	29,593	(9,428)	18,915,672
Met/Franklin Low Duration Total Return	19,894,288	43,730	(10,069)	19,927,949
Met/Templeton International Bond*	25,909,354	7,082	(12,692)	25,903,744
MFS® Emerging Markets Equity	9,376,925	1,297	(24,921)	9,353,301
MFS® Research International	39,883,034	33	(93,024)	39,790,043
MFS® Value	44,092,077	—	(830,600)	43,261,477
Neuberger Berman Genesis	15,552,396	—	(393,728)	15,158,668
PIMCO Inflation Protected Bond	25,371,478	83,982	(12,981)	25,442,479
PIMCO Total Return	78,488,010	173,552	(10,724,607)	67,936,955
Pioneer Fund	7,052,166	—	(138,132)	6,914,034
T. Rowe Price Large Cap Growth	17,191,272	88	(22,117)	17,169,243
T. Rowe Price Large Cap Value	16,834,880	—	(437,037)	16,397,843
T. Rowe Price Mid Cap Growth	21,636,144	—	(601,840)	21,034,304
Third Avenue Small Cap Value	12,899,353	—	(404,181)	12,495,172
Van Eck Global Natural Resources	15,627,757	676	(11,537)	15,616,896
Western Asset Management Strategic Bond Opportunities	7,265,928	7,926	(3,608)	7,270,246
Western Asset Management U.S. Government	32,416,641	92,960	(16,522)	32,493,079

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 28, 2013. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
Baillie Gifford International Stock	$1,985	$—	$—	$317,943,149
BlackRock Bond Income	7,550,542	—	—	524,772,743
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	6,206	—	—	216,715,357
BlackRock High Yield	17,584	—	—	106,016,755
BlackRock Large Cap Value	3,624,340	—	—	447,739,783
Clarion Global Real Estate	(19,932)	—	—	215,997,953
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	1,467,859	—	—	230,709,353
Davis Venture Value	856,700	—	—	554,229,341
Goldman Sachs Mid Cap Value	1,025,649	—	—	224,849,112
Harris Oakmark International	4,808,053	—	—	427,297,009
Invesco Comstock (formerly Van Kampen Comstock)	1,518,312	—	—	446,892,806
Invesco Small Cap Growth	5,049,037	—	—	449,625,297
Janus Forty	168,458	—	—	214,170,948
Jennison Growth	50,487	—	—	324,277,848

MIST-244

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
JPMorgan Core Bond	$—	$—	$—	$189,929,716
Lord Abbett Bond Debenture	6,359	—	—	105,729,116
Met/Artisan Mid Cap Value	2,384,617	—	—	114,604,309
Met/Dimensional International Small Company	768,751	—	—	217,184,487
Met/Eaton Vance Floating Rate	8,053	—	—	205,802,507
Met/Franklin Low Duration Total Return	1,647	—	—	202,667,238
Met/Templeton International Bond	26,588	—	—	313,694,344
MFS® Emerging Markets Equity	133,168	—	—	101,109,180
MFS® Research International	320,394	—	—	428,936,661
MFS® Value	5,065,951	—	—	669,687,670
Neuberger Berman Genesis	1,476,163	—	—	223,741,940
PIMCO Inflation Protected Bond	11,626	—	—	301,747,805
PIMCO Total Return	23,751,870	—	—	878,424,833
Pioneer Fund	76,992	—	—	111,938,214
T. Rowe Price Large Cap Growth	61,014	—	—	326,902,379
T. Rowe Price Large Cap Value	(28,889)	—	—	447,497,137
T. Rowe Price Mid Cap Growth	1,364,107	—	—	224,436,028
Third Avenue Small Cap Value	753,602	—	—	223,163,780
Van Eck Global Natural Resources	39,676	—	—	207,080,037
Western Asset Management Strategic Bond Opportunities	5,561	—	—	103,382,897
Western Asset Management U.S. Government	5,896	—	—	402,914,184

	$62,358,426	$—	$—	$10,701,811,916

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,701,811,916	$—	$—	$10,701,811,916
Total Investments	$10,701,811,916	$—	$—	$10,701,811,916

MIST-245

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	6,205,630	$59,201,711
BlackRock Bond Income Portfolio (Class A) (a)	2,317,510	268,413,994
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio) (Class A) (a)	1,987,576	60,243,423
BlackRock High Yield Portfolio (Class A) (b)	6,461,012	59,699,747
BlackRock Large Cap Value Portfolio (Class A) (a)	8,248,755	90,983,765
Clarion Global Real Estate Portfolio (Class A) (b)	2,512,668	30,252,520
Davis Venture Value Portfolio (Class A) (a)	1,636,971	60,322,366
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	1,917,911	30,398,892
Harris Oakmark International Portfolio (Class A) (b)	3,656,946	58,328,290
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio) (Class A) (b)	7,489,615	91,148,620
Invesco Small Cap Growth Portfolio (Class A) (b)	1,712,665	30,365,548
Jennison Growth Portfolio (Class A) (a)	2,400,846	30,106,603
JPMorgan Core Bond Portfolio (Class A) (b)	11,271,907	119,256,774
Lord Abbett Bond Debenture Portfolio (Class A) (b)	2,150,448	29,826,707
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	133,092	30,754,882
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	5,445,015	59,241,766
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	11,593,508	117,905,977
Met/Templeton International Bond Portfolio (Class A) (b)	7,322,140	88,671,113
MFS® Research International Portfolio (Class A) (b)	5,504,302	59,336,376

Affiliated Investment Companies—(Continued)
MFS® Value Portfolio (Class A) (a)	7,862,648	$121,713,796
Neuberger Berman Genesis Portfolio (Class A) (a)	4,126,214	60,902,919
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	19,934,579	236,424,110
PIMCO Total Return Portfolio (Class A) (b)	39,501,471	510,754,023
Pioneer Fund Portfolio (Class A) (b)	5,657,174	91,589,644
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	1,588,311	30,241,448
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,345,100	91,287,782
Third Avenue Small Cap Value Portfolio (Class A) (b) (c)	1,695,002	30,272,742
Van Eck Global Natural Resources Portfolio (Class A) (a)	2,195,102	29,107,051
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	4,170,740	59,307,924
Western Asset Management U.S. Government Portfolio (Class A) (a)	23,740,825	294,386,236
Total Mutual Funds (Cost $2,588,235,274)		2,930,446,749

Total Investments—100.0% (Cost $2,588,235,274) (d)		2,930,446,749
Other assets and liabilities (net)—0.0%		(851,114)

Net Assets—100.0%		$2,929,595,635

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 28, 2013, the aggregate cost of investments was $2,588,235,274. The aggregate unrealized appreciation and depreciation of investments were $344,068,703 and $(1,857,228), respectively, resulting in net unrealized appreciation of $342,211,475.

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 28, 2013 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Baillie Gifford International Stock	6,518,341	—	(312,711)	6,205,630
BlackRock Bond Income	2,834,881	—	(517,371)	2,317,510
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	2,108,996	—	(121,420)	1,987,576
BlackRock High Yield	6,704,599	—	(243,587)	6,461,012
BlackRock Large Cap Value	9,164,252	—	(915,497)	8,248,755
Clarion Global Real Estate	2,630,905	—	(118,237)	2,512,668
Davis Venture Value	1,801,689	—	(164,718)	1,636,971
Goldman Sachs Mid Cap Value	2,139,535	—	(221,624)	1,917,911
Harris Oakmark International	4,026,643	5	(369,702)	3,656,946
Invesco Comstock (formerly Van Kampen Comstock)	8,251,570	—	(761,955)	7,489,615
Invesco Small Cap Growth	1,927,153	—	(214,488)	1,712,665

MIST-246

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Jennison Growth	2,561,184	2,683	(163,021)	2,400,846
JPMorgan Core Bond	—	11,271,907	—	11,271,907
Lord Abbett Bond Debenture	2,223,545	—	(73,097)	2,150,448
Met/Artisan Mid Cap Value	151,036	—	(17,944)	133,092
Met/Eaton Vance Floating Rate	5,561,509	7	(116,501)	5,445,015
Met/Franklin Low Duration Total Return	11,733,357	16	(139,865)	11,593,508
Met/Templeton International Bond	7,582,707	10	(260,577)	7,322,140
MFS® Research International	5,834,524	7	(330,229)	5,504,302
MFS® Value	8,647,575	—	(784,927)	7,862,648
Neuberger Berman Genesis	4,539,096	—	(412,882)	4,126,214
PIMCO Inflation Protected Bond	19,998,880	15,979	(80,280)	19,934,579
PIMCO Total Return	48,536,467	—	(9,034,996)	39,501,471
Pioneer Fund	6,173,383	—	(516,209)	5,657,174
T. Rowe Price Large Cap Growth	1,699,138	—	(110,827)	1,588,311
T. Rowe Price Large Cap Value	3,677,376	—	(332,276)	3,345,100
Third Avenue Small Cap Value	1,879,689	—	(184,687)	1,695,002
Van Eck Global Natural Resources	2,346,378	37,523	(188,799)	2,195,102
Western Asset Management Strategic Bond Opportunities	4,259,292	6	(88,558)	4,170,740
Western Asset Management U.S. Government	23,975,923	34	(235,132)	23,740,825

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
Baillie Gifford International Stock	$159,870	$—	$—	$59,201,711
BlackRock Bond Income	6,346,525	—	—	268,413,994
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	38,137	—	—	60,243,423
BlackRock High Yield	729,141	—	—	59,699,747
BlackRock Large Cap Value	814,268	—	—	90,983,765
Clarion Global Real Estate	773,981	—	—	30,252,520
Davis Venture Value	2,258,069	—	—	60,322,366
Goldman Sachs Mid Cap Value	1,528,614	—	—	30,398,892
Harris Oakmark International	3,128,992	—	—	58,328,290
Invesco Comstock (formerly Van Kampen Comstock)	4,148,071	—	—	91,148,620
Invesco Small Cap Growth	1,636,327	—	—	30,365,548
Jennison Growth	98,600	—	—	30,106,603
JPMorgan Core Bond	—	—	—	119,256,774
Lord Abbett Bond Debenture	104,985	—	—	29,826,707
Met/Artisan Mid Cap Value	1,750,365	—	—	30,754,882
Met/Eaton Vance Floating Rate	92,927	—	—	59,241,766
Met/Franklin Low Duration Total Return	20,795	—	—	117,905,977
Met/Templeton International Bond	526,106	—	—	88,671,113
MFS® Research International	623,946	—	—	59,336,376
MFS® Value	4,525,141	—	—	121,713,796
Neuberger Berman Genesis	1,462,574	—	—	60,902,919
PIMCO Inflation Protected Bond	159,751	—	—	236,424,110
PIMCO Total Return	13,043,088	—	—	510,754,023
Pioneer Fund	156,217	—	—	91,589,644
T. Rowe Price Large Cap Growth	242,674	—	—	30,241,448
T. Rowe Price Large Cap Value	4,234,792	—	—	91,287,782
Third Avenue Small Cap Value	1,633,383	—	—	30,272,742
Van Eck Global Natural Resources	724,515	—	—	29,107,051
Western Asset Management Strategic Bond Opportunities	129,292	—	—	59,307,924
Western Asset Management U.S. Government	73,910	—	—	294,386,236

	$51,165,056	$—	$—	$2,930,446,749

MIST-247

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,930,446,749	$—	$—	$2,930,446,749
Total Investments	$2,930,446,749	$—	$—	$2,930,446,749

MIST-248

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	30,600,738	$291,931,043
BlackRock Bond Income Portfolio (Class A) (a)	517,725	59,962,924
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio) (Class A) (a)	7,373,215	223,482,138
BlackRock Large Cap Value Portfolio (Class A) (a)	27,780,462	306,418,501
Clarion Global Real Estate Portfolio (Class A) (b)	18,524,003	223,028,997
ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (Class A) (b)	29,387,227	315,618,823
Davis Venture Value Portfolio (Class A) (a)	10,323,799	380,432,007
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	4,850,247	76,876,415
Harris Oakmark International Portfolio (Class A) (b)	23,007,223	366,965,212
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio) (Class A) (b)	31,495,987	383,306,166
Invesco Small Cap Growth Portfolio (Class A) (b)	12,996,901	230,435,049
Janus Forty Portfolio (Class A) (b)	2,706,864	221,367,372
Jennison Growth Portfolio (Class A) (a)	29,658,832	371,921,748
JPMorgan Core Bond Portfolio (Class A) (b)	3,976,552	42,071,922
JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio) (Class A) (b)	9,079,027	154,706,620
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	12,274,679	155,642,931
Lord Abbett Bond Debenture Portfolio (Class A) (b)	10,400,077	144,249,068
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	675,043	155,989,021
Met/Dimensional International Small Company Portfolio (Class A) (a)	15,261,690	225,109,930
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	12,876,791	140,099,481
Met/Templeton International Bond Portfolio (Class A) (b)	11,764,092	142,463,154

Affiliated Investment Companies—(Continued)
MFS® Emerging Markets Equity Portfolio (Class A) (b)	12,886,982	$139,308,273
MFS® Research International Portfolio (Class A) (b)	27,420,242	295,590,210
MFS® Value Portfolio (Class A) (a)	29,740,887	460,388,934
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	5,872,855	75,994,742
Neuberger Berman Genesis Portfolio (Class A) (a)	5,200,280	76,756,135
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	17,599,131	208,725,688
PIMCO Total Return Portfolio (Class A) (b)	12,105,590	156,525,279
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	19,739,741	375,844,664
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	16,874,571	460,507,048
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	14,418,937	153,850,060
Third Avenue Small Cap Value Portfolio (Class A) (b) (c)	8,579,838	153,235,908
Turner Mid Cap Growth Portfolio (Class A) (b)	5,965,561	76,001,245
Van Eck Global Natural Resources Portfolio (Class A) (a)	16,194,340	214,736,942

Total Mutual Funds (Cost $5,954,479,022)		7,459,543,650

Total Investments—100.0% (Cost $5,954,479,022) (d)		7,459,543,650
Other assets and liabilities (net)—0.0%		(1,992,920)

Net Assets—100.0%		$7,457,550,730

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 28, 2013, the aggregate cost of investments was $5,954,479,022. The aggregate unrealized appreciation and depreciation of investments were $1,505,581,490 and $(516,862), respectively, resulting in net unrealized appreciation of $1,505,064,628.

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 28, 2013 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Baillie Gifford International Stock	30,623,198	1,070	(23,530)	30,600,738
BlackRock Bond Income	591,112	9,963	(83,350)	517,725
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	7,378,649	185	(5,619)	7,373,215
BlackRock Large Cap Value	28,790,235	—	(1,009,773)	27,780,462
Clarion Global Real Estate	18,537,066	1,124	(14,187)	18,524,003

MIST-249

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	30,015,516	1,198	(629,487)	29,387,227
Davis Venture Value	10,628,995	—	(305,196)	10,323,799
Goldman Sachs Mid Cap Value	5,050,080	—	(199,833)	4,850,247
Harris Oakmark International	23,604,655	3	(597,435)	23,007,223
Invesco Comstock (formerly Van Kampen Comstock)	32,434,302	—	(938,315)	31,495,987
Invesco Small Cap Growth	13,601,947	—	(605,046)	12,996,901
Janus Forty	2,708,494	463	(2,093)	2,706,864
Jennison Growth	29,681,521	25	(22,714)	29,658,832
JPMorgan Core Bond	—	3,976,552		3,976,552
JPMorgan Small Cap Value (formerly Dreman Small Cap Value)*	9,425,485	—	(346,458)	9,079,027
Loomis Sayles Small Cap Growth*	12,631,150	—	(356,471)	12,274,679
Lord Abbett Bond Debenture	10,373,567	34,678	(8,168)	10,400,077
Met/Artisan Mid Cap Value	713,188	—	(38,145)	675,043
Met/Dimensional International Small Company*	15,389,257	—	(127,567)	15,261,690
Met/Eaton Vance Floating Rate	12,779,224	107,947	(10,380)	12,876,791
Met/Templeton International Bond	11,744,029	29,374	(9,311)	11,764,092
MFS® Emerging Markets Equity	12,893,875	3,411	(10,304)	12,886,982
MFS® Research International	27,453,906	2	(33,666)	27,420,242
MFS® Value	30,600,846	—	(859,959)	29,740,887
Morgan Stanley Mid Cap Growth	5,890,355	3,132	(20,632)	5,872,855
Neuberger Berman Genesis	5,321,268	—	(120,988)	5,200,280
PIMCO Inflation Protected Bond	17,134,483	474,120	(9,472)	17,599,131
PIMCO Total Return	15,902,006	294,516	(4,090,932)	12,105,590
T. Rowe Price Large Cap Growth	19,760,252	10	(20,521)	19,739,741
T. Rowe Price Large Cap Value	17,349,104	—	(474,533)	16,874,571
T. Rowe Price Mid Cap Growth	14,877,827	—	(458,890)	14,418,937
Third Avenue Small Cap Value	8,860,796	—	(280,958)	8,579,838
Turner Mid Cap Growth*	6,061,518	—	(95,957)	5,965,561
Van Eck Global Natural Resources	16,207,712	82	(13,454)	16,194,340

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 28, 2013. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
Baillie Gifford International Stock	$(83,649)	$—	$—	$291,931,043
BlackRock Bond Income	803,306	—	—	59,962,924
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	4,647	—	—	223,482,138
BlackRock Large Cap Value	2,955,983	—	—	306,418,501
Clarion Global Real Estate	(20,478)	—	—	223,028,997
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	1,601,668	—	—	315,618,823
Davis Venture Value	(635,067)	—	—	380,432,007
Goldman Sachs Mid Cap Value	319,597	—	—	76,876,415
Harris Oakmark International	2,279,476	—	—	366,965,212
Invesco Comstock (formerly Van Kampen Comstock)	1,511,224	—	—	383,306,166
Invesco Small Cap Growth	4,765,146	—	—	230,435,049
Janus Forty	62,408	—	—	221,367,372
Jennison Growth	90,859	—	—	371,921,748
JPMorgan Core Bond	—	—	—	42,071,922
JPMorgan Small Cap Value (formerly Dreman Small Cap Value)	131,217	—	—	154,706,620

MIST-250

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
Loomis Sayles Small Cap Growth	$305,003	$—	$—	$155,642,931
Lord Abbett Bond Debenture	15,022	—	—	144,249,068
Met/Artisan Mid Cap Value	451,012	—	—	155,989,021
Met/Dimensional International Small Company	566,524	—	—	225,109,930
Met/Eaton Vance Floating Rate	8,591	—	—	140,099,481
Met/Templeton International Bond	19,276	—	—	142,463,154
MFS® Emerging Markets Equity	(16,110)	—	—	139,308,273
MFS® Research International	134,135	—	—	295,590,210
MFS® Value	5,170,956	—	—	460,388,934
Morgan Stanley Mid Cap Growth	7,072	—	—	75,994,742
Neuberger Berman Genesis	466,075	—	—	76,756,135
PIMCO Inflation Protected Bond	16,622	—	—	208,725,688
PIMCO Total Return	3,793,046	—	—	156,525,279
T. Rowe Price Large Cap Growth	54,004	—	—	375,844,664
T. Rowe Price Large Cap Value	891,637	—	—	460,507,048
T. Rowe Price Mid Cap Growth	542,841	—	—	153,850,060
Third Avenue Small Cap Value	558,653	—	—	153,235,908
Turner Mid Cap Growth	(66,788)	—	—	76,001,245
Van Eck Global Natural Resources	44,874	—	—	214,736,942

	$26,748,782	$—	$—	$7,459,543,650

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,459,543,650	$—	$—	$7,459,543,650
Total Investments	$7,459,543,650	$—	$—	$7,459,543,650

MIST-251

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	10,289,596	$98,162,747
BlackRock Bond Income Portfolio (Class A) (a)	3,045,616	352,743,252
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio) (Class A) (a)	4,956,243	150,223,727
BlackRock High Yield Portfolio (Class A) (b)	10,684,681	98,726,457
BlackRock Large Cap Value Portfolio (Class A) (a)	18,534,083	204,430,930
Clarion Global Real Estate Portfolio (Class A) (b)	8,333,774	100,338,634
ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (Class A) (b)	9,805,349	105,309,448
Davis Venture Value Portfolio (Class A) (a)	2,747,222	101,235,125
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,235,319	51,279,802
Harris Oakmark International Portfolio (Class A) (b)	9,172,544	146,302,077
Invesco Comstock Portfolio (formerly Van Kampen Comstock Portfolio) (Class A) (b)	12,595,812	153,291,033
Invesco Small Cap Growth Portfolio (Class A) (b)	5,778,116	102,446,004
Jennison Growth Portfolio (Class A) (a)	7,997,515	100,288,836
JPMorgan Core Bond Portfolio (Class A) (b)	14,272,517	151,003,233
Lord Abbett Bond Debenture Portfolio (Class A) (b)	3,550,506	49,245,512
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	224,964	51,984,628
Met/Dimensional International Small Company Portfolio (Class A) (a)	3,373,520	49,759,419
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	8,873,993	96,549,048
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	14,054,849	142,937,815
Met/Templeton International Bond Portfolio (Class A) (b)	8,057,201	97,572,701
MFS® Emerging Markets Equity Portfolio (Class A) (b)	4,346,226	46,982,705

Affiliated Investment Companies—(Continued)
MFS® Research International Portfolio (Class A) (b)	13,730,551	$148,015,343
MFS® Value Portfolio (Class A) (a)	16,494,522	255,335,206
Neuberger Berman Genesis Portfolio (Class A) (a)	6,930,903	102,300,128
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	15,941,501	189,066,207
PIMCO Total Return Portfolio (Class A) (b)	58,867,592	761,157,960
Pioneer Fund Portfolio (Class A) (b)	6,332,556	102,524,081
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	5,300,136	100,914,590
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	7,501,164	204,706,770
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	4,802,482	51,242,488
Third Avenue Small Cap Value Portfolio (Class A) (b) (c)	5,706,463	101,917,434
Van Eck Global Natural Resources Portfolio (Class A) (a)	3,611,891	47,893,672
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	3,400,092	48,349,304
Western Asset Management U.S. Government Portfolio (Class A) (a)	26,804,652	332,377,686

Total Mutual Funds (Cost $4,186,399,878)		4,896,614,002

Total Investments—100.0% (Cost $4,186,399,878) (d)		4,896,614,002
Other assets and liabilities (net)—0.0%		(1,342,747)

Net Assets—100.0%		$4,895,271,255

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 28, 2013, the aggregate cost of investments was $4,186,399,878. The aggregate unrealized appreciation and depreciation of investments were $711,186,975 and $(972,851), respectively, resulting in net unrealized appreciation of $710,214,124.

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 28, 2013 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Baillie Gifford International Stock	10,391,643	15	(102,062)	10,289,596
BlackRock Bond Income	3,698,151	8,780	(661,315)	3,045,616
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	4,987,067	7	(30,831)	4,956,243
BlackRock High Yield	10,723,728	12	(39,059)	10,684,681
BlackRock Large Cap Value	19,525,209	—	(991,126)	18,534,083
Clarion Global Real Estate	8,381,951	11	(48,188)	8,333,774

MIST-252

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	10,155,086	9	(349,746)	9,805,349
Davis Venture Value	2,882,950	—	(135,728)	2,747,222
Goldman Sachs Mid Cap Value	3,426,843	—	(191,524)	3,235,319
Harris Oakmark International	9,605,787	2	(433,245)	9,172,544
Invesco Comstock (formerly Van Kampen Comstock)	13,201,458	12	(605,658)	12,595,812
Invesco Small Cap Growth	6,162,494	—	(384,378)	5,778,116
Jennison Growth	8,058,366	12	(60,863)	7,997,515
JPMorgan Core Bond	—	14,272,517	—	14,272,517
Lord Abbett Bond Debenture	3,559,806	4	(9,304)	3,550,506
Met/Artisan Mid Cap Value	242,583	—	(17,619)	224,964
Met/Dimensional International Small Company	3,478,541	—	(105,021)	3,373,520
Met/Eaton Vance Floating Rate	8,875,870	6,395	(8,272)	8,873,993
Met/Franklin Low Duration Total Return	14,035,244	32,828	(13,223)	14,054,849
Met/Templeton International Bond	8,066,002	11	(8,812)	8,057,201
MFS® Emerging Markets Equity	4,375,423	3,154	(32,351)	4,346,226
MFS® Research International	13,970,041	17	(239,507)	13,730,551
MFS® Value	17,282,096	—	(787,574)	16,494,522
Neuberger Berman Genesis	7,237,125	—	(306,222)	6,930,903
PIMCO Inflation Protected Bond	15,853,265	103,432	(15,196)	15,941,501
PIMCO Total Return	66,316,493	178,588	(7,627,489)	58,867,592
Pioneer Fund	6,561,603	—	(229,047)	6,332,556
T. Rowe Price Large Cap Growth	5,354,723	7	(54,594)	5,300,136
T. Rowe Price Large Cap Value	7,845,628	—	(344,464)	7,501,164
T. Rowe Price Mid Cap Growth	5,048,748	—	(246,266)	4,802,482
Third Avenue Small Cap Value	6,027,119	—	(320,656)	5,706,463
Van Eck Global Natural Resources	3,643,040	1,855	(33,004)	3,611,891
Western Asset Management Strategic Bond Opportunities	3,403,253	5	(3,166)	3,400,092
Western Asset Management U.S. Government	26,720,505	109,462	(25,315)	26,804,652

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
Baillie Gifford International Stock	$230,036	$—	$—	$98,162,747
BlackRock Bond Income	8,002,445	—	—	352,743,252
BlackRock Capital Appreciation (formerly BlackRock Legacy Large Cap Growth)	23,481	—	—	150,223,727
BlackRock High Yield	28,414	—	—	98,726,457
BlackRock Large Cap Value	2,783,980	—	—	204,430,930
Clarion Global Real Estate	(63,399)	—	—	100,338,634
ClearBridge Aggressive Growth (formerly Legg Mason ClearBridge Aggressive Growth)	391,264	—	—	105,309,448
Davis Venture Value	1,479,868	—	—	101,235,125
Goldman Sachs Mid Cap Value	1,327,802	—	—	51,279,802
Harris Oakmark International	2,738,422	—	—	146,302,077
Invesco Comstock (formerly Van Kampen Comstock)	2,655,888	—	—	153,291,033
Invesco Small Cap Growth	2,978,607	—	—	102,446,004
Jennison Growth	18,441	—	—	100,288,836
JPMorgan Core Bond	—	—	—	151,003,233
Lord Abbett Bond Debenture	16,854	—	—	49,245,512
Met/Artisan Mid Cap Value	1,756,144	—	—	51,984,628
Met/Dimensional International Small Company	462,053	—	—	49,759,419
Met/Eaton Vance Floating Rate	6,869	—	—	96,549,048
Met/Franklin Low Duration Total Return	2,114	—	—	142,937,815
Met/Templeton International Bond	18,519	—	—	97,572,701

MIST-253

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
MFS® Emerging Markets Equity	$174,113	$—	$—	$46,982,705
MFS® Research International	383,667	—	—	148,015,343
MFS® Value	4,635,442	—	—	255,335,206
Neuberger Berman Genesis	1,121,279	—	—	102,300,128
PIMCO Inflation Protected Bond	9,991	—	—	189,066,207
PIMCO Total Return	11,804,828	—	—	761,157,960
Pioneer Fund	99,344	—	—	102,524,081
T. Rowe Price Large Cap Growth	135,326	—	—	100,914,590
T. Rowe Price Large Cap Value	4,150,956	—	—	204,706,770
T. Rowe Price Mid Cap Growth	1,159,085	—	—	51,242,488
Third Avenue Small Cap Value	1,823,815	—	—	101,917,434
Van Eck Global Natural Resources	118,473	—	—	47,893,672
Western Asset Management Strategic Bond Opportunities	4,780	—	—	48,349,304
Western Asset Management U.S. Government	5,594	—	—	332,377,686

	$50,484,495	$—	$—	$4,896,614,002

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,896,614,002	$—	$—	$4,896,614,002
Total Investments	$4,896,614,002	$—	$—	$4,896,614,002

MIST-254

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mutual Funds—74.9% of Net Assets

Security Description	Shares/Principal Amount*	Value

Affiliated Investment Companies—74.9%
Barclays Aggregate Bond Index Portfolio (formerly Barclays Capital Aggregate Bond Index Portfolio) (Class A) (a)	2,978,157	$34,427,497
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	274,923	4,511,486
MetLife Stock Index Portfolio (Class A) (a)	411,740	15,205,567
MSCI EAFE Index Portfolio (Class A) (a)	707,843	8,664,001
Russell 2000 Index Portfolio (Class A) (a)	164,819	2,696,445

Total Mutual Funds (Cost $63,845,113)		65,504,996

Short-Term Investments—24.9%

Discount Notes—12.8%
Fannie Mae Discount Notes
0.081%, 07/02/13 (b)	200,000	199,958
0.101%, 07/02/13 (b)	400,000	399,875
0.121%, 07/02/13 (b)	400,000	399,896
0.126%, 07/02/13 (b)	600,000	599,804
0.091%, 09/09/13 (b)	500,000	499,796
0.121%, 09/09/13 (b)	1,700,000	1,699,076
0.141%, 09/09/13 (b)	1,600,000	1,598,986
0.151%, 09/09/13 (b)	2,000,000	1,998,642
Federal Home Loan Bank Discount Notes
0.061%, 06/24/13 (b)	100,000	99,986
0.070%, 06/24/13 (b)	900,000	899,849
0.071%, 06/24/13 (b)	300,000	299,950
0.081%, 06/24/13 (b)	200,000	199,962
0.091%, 06/24/13 (b)	1,100,000	1,099,763
0.121%, 06/24/13 (b)	200,000	199,943
0.081%, 07/02/13 (b)	200,000	199,958
0.111%, 07/02/13 (b)	319,000	318,908
0.131%, 09/04/13 (b)	500,000	499,715

		11,214,067

U.S. Treasury—11.9%
U.S. Treasury Bills
0.053%, 05/02/13 (b) (c)	100,000	99,990
0.062%, 05/02/13 (b) (c)	100,000	99,993
0.066%, 05/02/13 (b) (c)	250,000	249,985
0.077%, 05/02/13 (b) (c)	300,000	299,967
0.081%, 05/02/13 (b) (c)	300,000	299,974
0.086%, 05/02/13 (b) (c)	250,000	249,980
0.089%, 05/02/13 (b) (c)	400,000	399,968
0.091%, 05/02/13 (b) (c)	200,000	199,984

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.096%, 05/02/13 (b) (c)	1,000,000	$999,910
0.101%, 05/02/13 (b) (c)	300,000	299,979
0.102%, 05/02/13 (b) (c)	400,000	399,965
0.111%, 05/02/13 (b) (c)	100,000	99,995
0.112%, 05/02/13 (b) (c)	100,000	99,993
0.121%, 05/02/13 (b) (c)	700,000	699,923
0.126%, 05/02/13 (b) (c)	200,000	199,986
0.064%, 07/11/13 (b)	300,000	299,923
0.080%, 07/11/13 (b)	300,000	299,932
0.081%, 07/11/13 (b)	400,000	399,909
0.084%, 07/11/13 (b)	200,000	199,947
0.090%, 07/11/13 (b)	800,000	799,812
0.091%, 07/11/13 (b)	100,000	99,974
0.094%, 07/11/13 (b)	400,000	399,898
0.095%, 07/11/13 (b)	1,500,000	1,499,604
0.096%, 07/11/13 (b)	200,000	199,946
0.106%, 07/11/13 (b)	300,000	299,910
0.114%, 07/11/13 (b)	1,200,000	1,199,610

		10,398,057

Repurchase Agreement—0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $199,000 on 04/01/13, collateralized by $205,000 Federal Home Loan Mortgage Corp. at 1.375% due 02/25/14 with a value of $207,493.	199,000	199,000

Total Short-Term Investments (Cost $21,811,124)		21,811,124

Total Investments—99.8% (Cost $85,656,237) (d)		87,316,120
Other assets and liabilities (net)—0.2%		150,567

Net Assets—100.0%		$87,466,687

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $1,099,905.
(d)	As of March 28, 2013, the aggregate cost of investments was $85,656,237. The aggregate and net unrealized appreciation of investments was $1,659,883.

MIST-255

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE E-Mini Index Futures	06/21/13	69	USD	5,750,240	$(26,000)
Russell 2000 Mini Index Futures	06/21/13	20	USD	1,862,458	35,342
S&P 500 E-Mini Index Futures	06/21/13	130	USD	9,995,427	162,123
S&P Midcap 400 E-Mini Index Futures	06/21/13	26	USD	2,912,725	79,875
U.S. Treasury Note 10 Year Futures	06/19/13	246	USD	32,329,162	138,994

Net Unrealized Appreciation					$390,334

(USD)—	U.S. Dollar

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 28, 2013 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Barclays Aggregate Bond Index (formerly Barclays Capital Aggregate Bond Index)	815,881	2,162,276	—	2,978,157
MetLife Mid Cap Stock Index	83,245	192,127	(449)	274,923
MetLife Stock Index	121,281	290,459	—	411,740
MSCI EAFE Index	208,393	499,450	—	707,843
Russell 2000 Index	50,161	115,081	(423)	164,819

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 28, 2013
Barclays Aggregate Bond Index (formerly Barclays Capital Aggregate Bond Index)	$—	$—	$—	$34,427,497
MetLife Mid Cap Stock Index	656	—	—	4,511,486
MetLife Stock Index	—	—	—	15,205,567
MSCI EAFE Index	—	—	—	8,664,001
Russell 2000 Index	621	—	—	2,696,445

	$1,277	$—	$—	$65,504,996

MIST-256

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$65,504,996	$—	$—	$65,504,996
Short-Term Investments
Discount Notes	—	10,914,117	—	10,914,117
U.S. Treasury	—	10,398,057	—	10,398,057
Repurchase Agreement	—	199,000	—	199,000
Total Short-Term Investments	—	21,511,174	—	21,511,174
Total Investments	$65,504,996	$21,511,174	$—	$87,016,170

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$416,334	$—	$—	$416,334
Futures Contracts (Unrealized Depreciation)	(26,000)	—	—	(26,000)
Total Futures Contracts	$390,334	$—	$—	$390,334

MIST-257

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Argentina—0.3%
Arcos Dorados Holdings, Inc. - Class A (a)	304,660	$4,021,512

Australia—1.3%
Iluka Resources, Ltd. (a)	1,553,116	15,186,124

Brazil—17.5%
Abril Educacao S.A.	219,300	5,154,893
Anhanguera Educacional Participacoes S.A.	264,500	4,267,079
Banco Santander Brasil S.A.	890,800	6,440,474
BM&FBovespa S.A.	1,651,100	11,144,874
Brasil Brokers Participacoes S.A.	1,902,800	6,779,740
Brasil Insurance Participacoes e Administracao S.A.	897,800	9,952,107
Brazil Pharma S.A.	759,000	5,352,344
CCR S.A.	468,490	4,761,987
CETIP S.A. - Mercados Organizados	496,140	5,892,545
Cia de Bebidas das Americas (ADR)	295,162	12,494,207
CIA Hering	276,100	4,932,431
Diagnosticos da America S.A.	440,800	2,550,020
EDP - Energias do Brasil S.A.	803,100	5,015,525
Embraer S.A. (ADR)	174,010	6,206,937
Estacio Participacoes S.A.	263,540	5,725,303
Fleury S.A.	458,200	4,330,877
Gerdau S.A. (ADR)	1,025,140	7,903,829
Itau Unibanco Holding S.A. (ADR)	432,663	7,701,401
Kroton Educacional S.A.	358,552	4,604,441
Lojas Renner S.A.	100,600	3,764,628
LPS Brasil Consultoria de Imoveis S.A.	375,700	6,672,707
M Dias Branco S.A.	226,100	8,923,160
Multiplan Empreendimentos Imobiliarios S.A.	218,100	6,259,953
Odontoprev S.A.	543,600	2,488,334
PDG Realty S.A. Empreendimentos e Participacoes	1,748,200	2,690,537
Petroleo Brasileiro S.A. (ADR)	1,048,272	17,369,867
Raia Drogasil S.A.	326,100	3,477,647
Tim Participacoes S.A. (ADR)	304,028	6,652,133
Totvs S.A.	147,600	3,026,868
Tractebel Energia S.A.	140,000	2,406,829
Transmissora Alianca de Energia Eletrica S.A.	411,470	4,581,504
Vale S.A. (ADR) (a)	1,280,650	22,142,439

		211,667,620

Chile—1.0%
Aguas Andinas S.A. - Class A	12,580,079	9,871,960
ENTEL Chile S.A.	118,859	2,518,349

		12,390,309

China—7.6%
51job, Inc. (ADR) (b)	17,510	1,040,269
Anhui Conch Cement Co., Ltd. - Class H (a)	3,349,000	11,182,841
Bank of China, Ltd. - Class H	41,778,000	19,447,309
China Construction Bank Corp. - Class H	26,668,060	21,841,820
China Pacific Insurance Group Co., Ltd. - Class H	4,103,600	13,553,206
China Shenhua Energy Co., Ltd. - Class H	2,373,000	8,602,551

China—(Continued)
Guangzhou Automobile Group Co., Ltd. - Class H (a)	10,402,000	$8,885,262
Wumart Stores, Inc. - Class H (a)	4,148,000	7,508,783

		92,062,041

Cyprus—0.5%
Global Ports Investments plc (GDR)	388,580	5,770,413

Czech Republic—1.0%
Komercni Banka A.S.	60,881	11,621,418

Hong Kong—10.6%
Ajisen China Holdings, Ltd. (a)	6,694,000	5,317,823
China Mobile, Ltd.	617,500	6,538,074
China Unicom Hong Kong, Ltd. (a)	12,046,000	16,113,644
CNOOC, Ltd.	2,400,000	4,593,812
Dairy Farm International Holdings, Ltd. (a)	658,800	7,975,768
First Pacific Co., Ltd.	6,038,800	8,201,985
Geely Automobile Holdings, Ltd. (a)	16,890,000	8,287,657
Hang Lung Properties, Ltd.	3,226,000	12,086,208
Hengan International Group Co., Ltd. (a)	226,000	2,210,158
Li & Fung, Ltd. (a)	12,344,000	17,048,564
Shangri-La Asia, Ltd.	3,496,000	6,891,672
Sinotruk Hong Kong, Ltd. (a)	11,365,500	6,143,055
Stella International Holdings, Ltd.	5,719,000	17,179,351
VTech Holdings, Ltd. (a)	751,300	9,190,156

		127,777,927

India—7.7%
Crompton Greaves, Ltd.	1,208,848	2,099,289
Dabur India, Ltd.	6,189,902	15,695,609
Dish TV India, Ltd. (b)	8,084,560	10,059,277
Exide Industries, Ltd.	3,322,814	7,914,701
Housing Development Finance Corp.	569,449	8,633,959
ICICI Bank, Ltd.	854,380	16,562,714
MOIL, Ltd.	949,541	3,923,111
Reliance Industries, Ltd.	1,174,868	16,855,470
Steel Authority of India, Ltd.	5,899,657	6,753,682
Thermax, Ltd.	419,866	4,323,418

		92,821,230

Indonesia—2.1%
Bank Negara Indonesia Persero Tbk PT	24,881,000	12,948,169
Mitra Adiperkasa Tbk PT	4,503,000	4,223,709
XL Axiata Tbk PT	15,384,000	8,311,812

		25,483,690

Japan—1.8%
Chugoku Marine Paints, Ltd. (a)	1,044,000	5,574,304
GLORY, Ltd. (a)	355,900	8,541,090
Inpex Corp. (a)	1,485	7,981,605

		22,096,999

Luxembourg—0.6%
Tenaris S.A. (ADR)	187,052	7,627,981

MIST-258

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Malaysia—1.3%
Astro Malaysia Holdings Bhd	3,864,600	$3,619,752
CIMB Group Holdings Berhad	2,052,600	5,072,077
Top Glove Corp. Berhad	3,784,000	6,602,853

		15,294,682

Mexico—6.0%
Alfa S.A.B. de C.V. - Class A (a)	1,574,890	3,853,137
America Movil S.A.B. de C.V. - Series L (ADR)	523,426	10,971,009
Arca Continental S.A.B. de C.V. (a)	560,915	4,202,330
Bolsa Mexicana de Valores S.A.B. de C.V.	1,984,600	5,699,829
Genomma Lab Internacional S.A.B. de C.V. - Class B (a) (b)	2,497,100	6,119,423
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	37,642	5,144,532
Grupo Financiero Banorte S.A.B. de C.V. - Class O	497,100	3,989,208
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B (ADR) (b)	355,370	5,483,359
Grupo Mexico S.A.B. de C.V., Series B	1,586,546	6,402,778
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,591,637	5,557,717
Macquarie Mexico Real Estate Management S.A. de C.V. (b)	2,735,200	6,091,717
Mexichem S.A.B. de C.V. (a)	798,500	4,285,003
Promotora y Operadora de Infraestructura S.A.B. de C.V. (b)	667,700	5,384,096

		73,184,138

Panama—0.3%
Copa Holdings S.A. - Class A	32,719	3,913,520

Peru—0.6%
Credicorp, Ltd.	46,183	7,668,687

Poland—0.6%
Bank Pekao S.A.	153,360	7,395,354

Russia—6.6%
Gazprom OAO (ADR)	613,254	5,212,659
Gazprom OAO (GDR)	1,360,094	11,666,410
M Video OJSC	1,016,600	6,099,600
Mobile Telesystems OJSC (ADR)	843,080	17,485,479
NovaTek OAO (GDR)	53,450	5,761,910
O’Key Group S.A. (GDR)	1,162,970	13,257,858
Sberbank of Russia	6,349,610	20,090,484

		79,574,400

South Africa—3.5%
Clicks Group, Ltd. (a)	1,457,850	9,201,435
Mr. Price Group, Ltd.	396,853	5,048,962
MTN Group, Ltd.	412,475	7,243,389
Naspers, Ltd. - N Shares	325,172	20,257,040

		41,750,826

South Korea—9.9%
E-Mart Co., Ltd. (a)	53,619	$10,576,037
Hana Financial Group, Inc.	389,440	13,783,159
Kia Motors Corp.	354,170	17,911,027
Mando Corp.	57,979	6,094,403
NHN Corp.	35,998	8,712,459
Samsung Electronics Co., Ltd.	35,443	48,273,488
Seoul Semiconductor Co., Ltd. (a)	310,782	8,158,827
TK Corp. (b)	315,079	6,888,308

		120,397,708

Taiwan—8.9%
Asustek Computer, Inc.	963,000	11,471,679
Chinatrust Financial Holding Co., Ltd.	14,253,086	8,512,073
Formosa Plastics Corp.	1,804,000	4,269,005
Hon Hai Precision Industry Co., Ltd.	7,470,760	20,742,827
Siliconware Precision Industries Co.	16,913,000	19,560,793
Taiwan Semiconductor Manufacturing Co., Ltd.	12,977,842	43,357,385

		107,913,762

Thailand—2.8%
Asian Property Development PCL	10,147,000	3,257,019
Bangkok Bank PCL	2,300,800	17,475,989
CP ALL PCL	5,274,800	8,240,468
Minor International PCL	5,958,450	4,883,141

		33,856,617

Turkey—2.4%
Akbank TAS	1,224,640	6,429,114
BIM Birlesik Magazalar A.S.	84,845	4,137,962
Turkcell Iletisim Hizmetleri A.S. (a) (b)	1,156,420	7,742,663
Turkiye Garanti Bankasi A.S. (a)	2,018,181	10,706,485

		29,016,224

United Arab Emirates—0.4%
Lamprell plc	2,663,590	5,329,592

United Kingdom—1.6%
Standard Chartered plc (a)	747,206	19,389,300

United States—1.4%
Cognizant Technology Solutions Corp. - Class A (b)	225,490	17,274,789

Total Common Stocks (Cost $1,099,961,720)		1,190,486,863

Preferred Stock—0.6%

Brazil—0.6%
Usinas Siderurgicas de Minas Gerais S.A. (b) (Cost $7,020,797)	1,356,200	7,261,702

MIST-259

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—10.8%

Security Description	Shares/Principal Amount*	Value

Mutual Fund—9.9%
State Street Navigator Securities Lending MET Portfolio (c)	119,932,223	$119,932,223

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $10,273,011 on 04/01/13, collateralized by $10,460,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $10,480,627.	10,273,000	10,273,000

Total Short-Term Investments (Cost $130,205,223)		130,205,223

Total Investments—109.7% (Cost $1,237,187,740) (d)		1,327,953,788
Other assets and liabilities (net)—(9.7)%		(117,073,613)

Net Assets—100.0%		$1,210,880,175

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $113,253,393 and the collateral received consisted of cash in the amount of $119,932,223 and non-cash collateral with a value of $207,200. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,237,187,740. The aggregate unrealized appreciation and depreciation of investments were $190,906,779 and $(100,140,731), respectively, resulting in net unrealized appreciation of $90,766,048.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of March 28, 2013 (Unaudited)	% of Net Assets
Commercial Banks	18.4
Semiconductors & Semiconductor Equipment	9.9
Oil, Gas & Consumable Fuels	6.4
Food & Staples Retailing	5.8
Metals & Mining	5.7
Wireless Telecommunication Services	4.9
Automobiles	2.0
Real Estate Management & Development	2.9
Media	2.8
Machinery	2.1

MIST-260

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$4,021,512	$—	$—	$4,021,512
Australia	—	15,186,124	—	15,186,124
Brazil	211,667,620	—	—	211,667,620
Chile	12,390,309	—	—	12,390,309
China	1,040,269	91,021,772	—	92,062,041
Cyprus	5,770,413	—	—	5,770,413
Czech Republic	—	11,621,418	—	11,621,418
Hong Kong	—	127,777,927	—	127,777,927
India	—	92,821,230	—	92,821,230
Indonesia	—	25,483,690	—	25,483,690
Japan	—	22,096,999	—	22,096,999
Luxembourg	7,627,981	—	—	7,627,981
Malaysia	—	15,294,682	—	15,294,682
Mexico	21,598,900	51,585,238	—	73,184,138
Panama	3,913,520	—	—	3,913,520
Peru	7,668,687	—	—	7,668,687
Poland	—	7,395,354	—	7,395,354
Russia	47,817,506	31,756,894	—	79,574,400
South Africa	—	41,750,826	—	41,750,826
South Korea	—	120,397,708	—	120,397,708
Taiwan	—	107,913,762	—	107,913,762
Thailand	16,380,628	17,475,989	—	33,856,617
Turkey	—	29,016,224	—	29,016,224
United Arab Emirates	—	5,329,592	—	5,329,592
United Kingdom	—	19,389,300	—	19,389,300
United States	17,274,789	—	—	17,274,789
Total Common Stocks	357,172,134	833,314,729	—	1,190,486,863
Total Preferred Stock*	7,261,702	—	—	7,261,702
Short-Term Investments
Mutual Fund	119,932,223	—	—	119,932,223
Repurchase Agreement	—	10,273,000	—	10,273,000
Total Short-Term Investments	119,932,223	10,273,000	—	130,205,223
Total Investments	$484,366,059	$843,587,729	$—	$1,327,953,788

Collateral for securities loaned (Liability)	$—	$(119,932,223)	$—	$(119,932,223)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $46,423,267 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $116,598,678 were due to the discontinuation of a systematic fair valuation model factor.

MIST-261

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Argentina—0.9%
Arcos Dorados Holdings, Inc. - Class A (a)	1,882,010	$24,842,532

Australia—3.9%
Iluka Resources, Ltd. (a)	2,689,967	26,302,073
Newcrest Mining, Ltd.	428,251	8,949,298
Oil Search, Ltd.	1,219,080	9,460,107
Westpac Banking Corp.	1,860,954	59,858,247

		104,569,725

Austria—1.1%
Erste Group Bank AG (b)	1,095,593	30,585,225

Belgium—0.7%
KBC Groep N.V.	501,379	17,297,450

Brazil—2.5%
Diagnosticos da America S.A.	1,396,400	8,078,147
EDP - Energias do Brasil S.A.	3,261,800	20,370,613
Itau Unibanco Holding S.A. (ADR)	486,454	8,658,881
M Dias Branco S.A.	369,000	14,562,786
Tim Participacoes S.A. (ADR)	629,283	13,768,712

		65,439,139

Canada—0.5%
Cenovus Energy, Inc.	436,632	13,522,117

China—0.2%
Wumart Stores, Inc. - Class H	2,482,000	4,492,960

Denmark—0.5%
TDC A.S.	1,610,318	12,436,822

France—9.8%
BNP Paribas S.A.	756,091	38,951,970
Danone S.A.	698,997	48,702,093
Dassault Systemes S.A.	145,485	16,829,783
GDF Suez	945,505	18,223,772
Legrand S.A.	204,926	8,941,497
LVMH Moet Hennessy Louis Vuitton S.A.	138,498	23,793,475
Pernod-Ricard S.A.	228,949	28,559,082
Publicis Groupe S.A.	390,363	26,205,378
Schneider Electric S.A.	553,953	40,517,713
Suez Environnement Co.	853,403	10,890,886

		261,615,649

Germany—5.5%
Bayer AG	347,176	35,820,844
GSW Immobilien AG	255,082	10,101,561
Linde AG	245,085	45,590,992
Siemens AG	410,621	44,236,188
Symrise AG	301,039	11,928,879

		147,678,464

Hong Kong—3.6%
AIA Group, Ltd.	6,278,200	$27,437,430
China Resources Gas Group, Ltd.	3,126,000	8,620,691
China Unicom Hong Kong, Ltd. (a)	7,440,850	9,953,446
Hutchison Whampoa, Ltd.	2,088,000	21,859,896
Li & Fung, Ltd. (a)	19,107,540	26,389,835
Sinotruk Hong Kong, Ltd.	3,297,500	1,782,299

		96,043,597

India—1.3%
HDFC Bank, Ltd. (ADR)	277,840	10,396,773
ICICI Bank, Ltd.	442,883	8,585,576
Reliance Industries, Ltd.	1,023,794	14,688,057

		33,670,406

Indonesia—0.8%
PT Bank Mandiri Persero Tbk	9,754,500	10,047,160
PT Bank Rakyat Indonesia Persero Tbk	11,650,500	10,515,985

		20,563,145

Israel—0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	8,698,950	12,072,259

Italy—0.8%
Telecom Italia S.p.A. - Risparmio Shares	14,565,009	8,996,687
UniCredit S.p.A. (b)	2,679,409	11,520,420

		20,517,107

Japan—23.1%
Aeon Credit Service Co., Ltd. (a)	659,200	18,686,230
Canon, Inc.	687,300	25,345,596
Chugoku Marine Paints, Ltd.	877,441	4,684,983
Denso Corp.	1,003,300	42,662,626
East Japan Railway Co.	226,900	18,676,732
GLORY, Ltd.	810,800	19,458,038
Honda Motor Co., Ltd. (a)	1,304,900	50,282,289
Inpex Corp.	3,673	19,741,709
Japan Tobacco, Inc. (a)	1,376,500	44,055,912
JGC Corp. (a)	1,066,000	27,346,553
KDDI Corp. (a)	961,200	40,214,680
Kobayashi Pharmaceutical Co., Ltd.	20,000	973,134
Lawson, Inc. (a)	194,400	14,934,614
Miraca Holdings, Inc.	239,500	11,496,777
Mitsubishi Corp. (a)	865,497	16,260,033
Mitsubishi Estate Co., Ltd.	1,270,000	35,987,332
Mitsubishi UFJ Financial Group, Inc. (a)	3,316,300	19,990,010
Nippon Paint Co., Ltd. (a)	960,000	9,610,323
Nippon Television Network Corp.	997,100	14,804,887
Nomura Research Institute, Ltd. (a)	629,400	16,313,224
Santen Pharmaceutical Co., Ltd.	673,900	31,276,354
Sony Financial Holdings, Inc.	667,700	9,976,392
Sumitomo Mitsui Financial Group, Inc. (a)	1,168,200	47,937,743
Tokyo Gas Co., Ltd. (a)	4,414,000	23,858,952
Yahoo Japan Corp. (a)	41,285	19,023,505
Yamato Holdings Co., Ltd. (a)	1,780,900	32,315,331

		615,913,959

MIST-262

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Macau—1.0%
Sands China, Ltd.	5,264,807	$27,311,599

Mexico—0.4%
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B (ADR) (b)	636,240	9,817,183

Netherlands—6.9%
Akzo Nobel N.V.	656,805	41,733,784
ASML Holding N.V.	91,124	6,135,300
Delta Lloyd N.V.	533,760	9,211,061
Heineken N.V.	468,954	35,399,443
ING Groep N.V. (b)	3,450,478	24,797,732
Royal Dutch Shell plc - A Shares	2,093,601	67,991,900

		185,269,220

Russia—0.4%
Sberbank of Russia (ADR)	911,885	11,626,534

Singapore—0.9%
DBS Group Holdings, Ltd.	1,792,000	23,182,584

Spain—1.1%
Amadeus IT Holding S.A. - A Shares	606,330	16,413,898
Banco Santander S.A.	2,069,384	13,999,284

		30,413,182

Sweden—2.8%
Atlas Copco AB - A Shares	773,149	22,030,972
Hennes & Mauritz AB - B Shares	510,070	18,265,990
Telefonaktiebolaget LM Ericsson - Class B (a)	2,823,360	35,228,341

		75,525,303

Switzerland—10.6%
Kuehne & Nagel International AG (a)	170,060	18,572,141
Nestle S.A.	1,051,066	76,040,442
Novartis AG	890,187	63,391,498
Roche Holding AG	241,732	56,437,926
Schindler Holding AG	218,940	32,100,152
Sonova Holding AG (b)	112,993	13,570,040
UBS AG (b)	1,455,607	22,354,003

		282,466,202

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,846,753	19,533,288

Thailand—0.4%
Siam Commercial Bank Public Co. Ltd.	1,826,000	11,067,611

United Kingdom—16.2%
Barclays plc	11,222,437	49,737,629
BG Group plc	1,358,380	23,319,061
BP plc	7,583,469	53,256,478
BT Group plc	3,274,460	13,797,244
Cairn Energy plc (b)	1,087,039	4,511,095

United Kingdom—(Continued)
Compass Group plc	1,065,151	$13,610,089
GKN plc	1,306,762	5,268,787
GlaxoSmithKline plc	2,207,148	51,661,901
Hiscox, Ltd.	1,524,963	12,760,246
HSBC Holdings plc	4,334,294	46,142,414
Reckitt Benckiser Group plc	366,982	26,332,960
Rio Tinto plc	1,162,683	54,763,213
Standard Chartered plc	1,214,617	31,464,651
Vodafone Group plc	10,173,960	28,877,247
Whitbread plc	455,549	17,839,306

		433,342,321

United States—1.4%
Cognizant Technology Solutions Corp. - Class A (b)	179,244	13,731,883
Joy Global, Inc. (a)	407,693	24,265,887

		37,997,770

Total Common Stocks (Cost $2,308,242,079)		2,628,813,353

Short-Term Investments—11.5%

Mutual Fund—10.9%
State Street Navigator Securities Lending MET Portfolio (c)	290,791,503	290,791,503

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $16,026,018, on 04/01/13 collateralized by $12,455,000 U.S. Treasury Bond at 4.625% due 02/15/40 with a value $16,351,054.	16,026,000	16,026,000

Total Short-Term Investments (Cost $306,817,503)		306,817,503

Total Investments—110.0% (Cost $2,615,059,582) (d)		2,935,630,856
Other assets and liabilities (net)—(10.0)%		(265,791,184)

Net Assets—100.0%		$2,669,839,672

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $262,568,266 and the collateral received consisted of cash in the amount of $290,791,503 and non-cash collateral with a value of $578,002. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MIST-263

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $2,615,059,582. The aggregate unrealized appreciation and depreciation of investments were $434,885,891 and $(114,314,617), respectively, resulting in net unrealized appreciation of $320,571,274.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 28, 2013 (Unaudited)	% of Net Assets
Commercial Banks	17.7
Pharmaceuticals	8.9
Oil, Gas & Consumable Fuels	7.7
Food Products	5.2
Chemicals	4.3
Machinery	3.7
Metals & Mining	3.4
Hotels, Restaurants & Leisure	3.1
Wireless Telecommunication Services	3.1
Industrial Conglomerates	2.5

MIST-264

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$24,842,532	$—	$—	$24,842,532
Australia	—	104,569,725	—	104,569,725
Austria	—	30,585,225	—	30,585,225
Belgium	—	17,297,450	—	17,297,450
Brazil	65,439,139	—	—	65,439,139
Canada	13,522,117	—	—	13,522,117
China	—	4,492,960	—	4,492,960
Denmark	—	12,436,822	—	12,436,822
France	—	261,615,649	—	261,615,649
Germany	—	147,678,464	—	147,678,464
Hong Kong	—	96,043,597	—	96,043,597
India	10,396,773	23,273,633	—	33,670,406
Indonesia	—	20,563,145	—	20,563,145
Israel	—	12,072,259	—	12,072,259
Italy	—	20,517,107	—	20,517,107
Japan	—	615,913,959	—	615,913,959
Macau	—	27,311,599	—	27,311,599
Mexico	9,817,183	—	—	9,817,183
Netherlands	—	185,269,220	—	185,269,220
Russia	11,626,534	—	—	11,626,534
Singapore	—	23,182,584	—	23,182,584
Spain	—	30,413,182	—	30,413,182
Sweden	—	75,525,303	—	75,525,303
Switzerland	—	282,466,202	—	282,466,202
Taiwan	—	19,533,288	—	19,533,288
Thailand	11,067,611	—	—	11,067,611
United Kingdom	—	433,342,321	—	433,342,321
United States	37,997,770	—	—	37,997,770
Total Common Stocks	184,709,659	2,444,103,694	—	2,628,813,353
Short-Term Investments
Mutual Fund	290,791,503	—	—	290,791,503
Repurchase Agreement	—	16,026,000	—	16,026,000
Total Short-Term Investments	290,791,503	16,026,000	—	306,817,503
Total Investments	$475,501,162	$2,460,129,694	$—	$2,935,630,856

Collateral for securities loaned (Liability)	$—	$(290,791,503)	$—	$(290,791,503)

Transfers from Level 2 to Level 1 in the amount of $42,607,131 were due to the discontinuation of a systematic fair valuation model factor.

MIST-265

Met Investors Series Trust

MLA Mid Cap Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
Forward Air Corp.	53,523	$1,995,873

Beverages—0.9%
Boston Beer Co., Inc. (The) - Class A (a)	21,500	3,432,260

Building Products—0.6%
AAON, Inc.	33,577	926,389
AO Smith Corp. (b)	17,500	1,287,475

		2,213,864

Capital Markets—0.2%
Eaton Vance Corp. (b)	17,500	732,025

Chemicals—5.1%
Balchem Corp.	57,313	2,518,333
Hawkins, Inc. (b)	25,990	1,038,300
Innophos Holdings, Inc.	52,398	2,858,835
Intrepid Potash, Inc. (b)	80,100	1,502,676
LSB Industries, Inc. (a)	36,691	1,276,113
NewMarket Corp. (b)	10,400	2,707,744
RPM International, Inc.	41,800	1,320,044
Sensient Technologies Corp.	114,365	4,470,528
Stepan Co.	20,200	1,274,620

		18,967,193

Commercial Banks—5.3%
Bank of Hawaii Corp. (b)	80,000	4,064,800
Bank of the Ozarks, Inc. (b)	14,538	644,760
BankUnited, Inc.	41,700	1,068,354
BOK Financial Corp. (b)	52,782	3,288,319
Community Bank System, Inc. (b)	20,387	604,067
Cullen/Frost Bankers, Inc. (b)	71,900	4,495,907
First Financial Bankshares, Inc. (b)	81,614	3,966,440
FNB Corp. (b)	64,185	776,639
PacWest Bancorp	32,108	934,664

		19,843,950

Commercial Services & Supplies—4.8%
Copart, Inc. (a)	60,200	2,063,656
Healthcare Services Group, Inc. (b)	158,980	4,074,658
Ritchie Bros Auctioneers, Inc. (b)	77,600	1,683,920
Rollins, Inc.	197,797	4,855,916
Team, Inc. (a)	21,200	870,684
United Stationers, Inc.	110,366	4,265,646

		17,814,480

Communications Equipment—0.8%
NETGEAR, Inc. (a) (b)	86,300	2,891,913

Construction Materials—0.3%
Eagle Materials, Inc.	17,100	1,139,373

Containers & Packaging—3.0%
Aptargroup, Inc.	149,400	8,568,090

Containers & Packaging—(Continued)
Silgan Holdings, Inc.	53,800	$2,542,050

		11,110,140

Distributors—1.0%
Pool Corp.	79,400	3,811,200

Electrical Equipment—0.4%
Franklin Electric Co., Inc.	1,200	40,284
Thermon Group Holdings, Inc. (a)	61,400	1,363,694

		1,403,978

Electronic Equipment, Instruments & Components—2.5%
Badger Meter, Inc. (b)	44,620	2,388,062
FEI Co.	61,500	3,969,825
Littelfuse, Inc.	6,800	461,380
Trimble Navigation, Ltd. (a)	80,800	2,420,768

		9,240,035

Energy Equipment & Services—4.8%
CARBO Ceramics, Inc. (b)	46,600	4,243,862
Lufkin Industries, Inc. (b)	35,600	2,363,484
Natural Gas Services Group, Inc. (a)	62,347	1,200,803
Oceaneering International, Inc.	119,300	7,922,713
Pason Systems, Inc.	124,900	2,168,626

		17,899,488

Food & Staples Retailing—1.5%
Harris Teeter Supermarkets, Inc. (b)	132,627	5,664,499

Food Products—2.4%
Darling International, Inc. (a)	95,100	1,707,996
Flowers Foods, Inc.	82,500	2,717,550
J&J Snack Foods Corp.	26,656	2,049,580
Lancaster Colony Corp.	34,000	2,618,000

		9,093,126

Gas Utilities—1.8%
New Jersey Resources Corp. (b)	33,300	1,493,505
Piedmont Natural Gas Co., Inc.	22,200	729,936
South Jersey Industries, Inc. (b)	48,000	2,668,320
WGL Holdings, Inc.	41,700	1,838,970

		6,730,731

Health Care Equipment & Supplies—6.9%
Abaxis, Inc. (b)	46,154	2,184,007
DENTSPLY International, Inc.	45,200	1,917,384
Haemonetics Corp. (a) (b)	147,500	6,144,850
IDEXX Laboratories, Inc. (a) (b)	51,400	4,748,846
Meridian Bioscience, Inc. (b)	94,700	2,161,054
Sirona Dental Systems, Inc. (a)	61,200	4,512,276
West Pharmaceutical Services, Inc.	62,133	4,034,917

		25,703,334

MIST-266

Met Investors Series Trust

MLA Mid Cap Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—4.1%
Amsurg Corp. (a)	55,600	$1,870,384
Henry Schein, Inc. (a)	59,400	5,497,470
Landauer, Inc. (b)	12,217	688,795
MWI Veterinary Supply, Inc. (a)	29,886	3,952,722
Owens & Minor, Inc. (b)	23,500	765,160
Patterson Cos., Inc.	71,100	2,704,644

		15,479,175

Hotels, Restaurants & Leisure—2.3%
Bally Technologies, Inc. (a) (b)	75,200	3,908,144
Brinker International, Inc. (b)	77,300	2,910,345
Cheesecake Factory, Inc. (The) (b)	47,200	1,822,392
Papa John’s International, Inc. (a)	1,000	61,820

		8,702,701

Household Durables—0.3%
Leggett & Platt, Inc. (b)	34,500	1,165,410

Household Products—2.8%
Church & Dwight Co., Inc.	160,300	10,360,189

Industrial Conglomerates—0.8%
Raven Industries, Inc. (b)	93,155	3,130,940

Insurance—1.7%
HCC Insurance Holdings, Inc.	32,600	1,370,178
RLI Corp. (b)	43,800	3,147,030
Safety Insurance Group, Inc.	34,300	1,685,845

		6,203,053

IT Services—1.5%
Jack Henry & Associates, Inc.	47,200	2,181,112
Sapient Corp. (a)	157,700	1,922,363
Syntel, Inc.	24,700	1,667,744

		5,771,219

Leisure Equipment & Products—1.5%
Polaris Industries, Inc. (b)	60,300	5,577,147

Life Sciences Tools & Services—1.7%
ICON plc (a)	123,037	3,972,865
PAREXEL International Corp. (a)	32,300	1,276,173
Techne Corp.	19,200	1,302,720

		6,551,758

Machinery—11.5%
Chart Industries, Inc. (a) (b)	21,600	1,728,216
CLARCOR, Inc.	124,432	6,517,748
Donaldson Co., Inc.	118,900	4,302,991
Douglas Dynamics, Inc.	57,200	790,504
Graco, Inc.	36,600	2,123,898
Lincoln Electric Holdings, Inc.	44,300	2,400,174
Middleby Corp. (a)	12,100	1,841,015
Nordson Corp.	78,800	5,196,860
Tennant Co.	22,400	1,087,744

Machinery—(Continued)
Toro Co. (The)	64,700	$2,978,788
Valmont Industries, Inc.	36,300	5,708,901
Wabtec Corp.	79,800	8,148,378

		42,825,217

Metals & Mining—1.7%
Alamos Gold, Inc. (a)	164,700	2,259,684
Compass Minerals International, Inc. (b)	45,500	3,589,950
Endeavour Silver Corp. (a) (b)	73,000	454,060

		6,303,694

Multi-Utilities—0.2%
NorthWestern Corp.	18,400	733,424

Office Electronics—0.9%
Zebra Technologies Corp. - Class A (a)	67,940	3,202,012

Oil, Gas & Consumable Fuels—3.2%
Cabot Oil & Gas Corp.	42,100	2,846,381
Concho Resources, Inc. (a)	20,200	1,968,086
Gulfport Energy Corp. (a)	76,600	3,510,578
Kodiak Oil & Gas Corp. (a)	136,500	1,240,785
Oasis Petroleum, Inc. (a)	62,300	2,371,761
Painted Pony Petroleum, Ltd. (a)	3,700	36,466

		11,974,057

Professional Services—0.7%
Exponent, Inc.	45,471	2,452,706

Real Estate Management & Development—1.1%
Altisource Asset Management Corp. (a) (b)	4,370	589,950
Altisource Portfolio Solutions S.A. (a)	49,600	3,459,600

		4,049,550

Road & Rail—0.4%
Genesee & Wyoming, Inc. - Class A (a)	15,200	1,415,272

Semiconductors & Semiconductor Equipment—1.7%
Hittite Microwave Corp. (a)	56,468	3,419,702
Power Integrations, Inc. (b)	55,400	2,404,914
Volterra Semiconductor Corp. (a)	26,000	369,200

		6,193,816

Software—6.3%
Constellation Software, Inc.	23,500	2,886,740
FactSet Research Systems, Inc. (b)	33,500	3,102,100
Manhattan Associates, Inc. (a)	34,700	2,577,863
MICROS Systems, Inc. (a) (b)	111,700	5,083,467
Monotype Imaging Holdings, Inc.	17,717	420,779
Solera Holdings, Inc.	126,900	7,402,077
Tyler Technologies, Inc. (a)	33,600	2,058,336

		23,531,362

MIST-267

Met Investors Series Trust

MLA Mid Cap Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—3.2%
Hibbett Sports, Inc. (a) (b)	64,100	$3,606,907
Sally Beauty Holdings, Inc. (a)	127,400	3,743,012
Tractor Supply Co.	43,600	4,540,068

		11,889,987

Textiles, Apparel & Luxury Goods—0.5%
Wolverine Worldwide, Inc. (b)	41,100	1,823,607

Thrifts & Mortgage Finance—2.5%
Brookline Bancorp, Inc.	197,363	1,803,898
Home Loan Servicing Solutions, Ltd.	93,959	2,192,063
Ocwen Financial Corp. (a)	139,300	5,282,256
ViewPoint Financial Group, Inc.	10,800	217,188

		9,495,405

Trading Companies & Distributors—2.3%
Applied Industrial Technologies, Inc.	77,861	3,503,745
Beacon Roofing Supply, Inc. (a) (b)	48,700	1,882,742
MSC Industrial Direct Co., Inc. - Class A	24,000	2,058,720
Watsco, Inc. (b)	14,850	1,250,073

		8,695,280

Water Utilities—0.7%
American States Water Co. (b)	14,600	840,522
Aqua America, Inc. (b)	55,000	1,729,200

		2,569,722

Total Common Stocks (Cost $318,656,939)		359,784,165

Preferred Stock—0.0%

Transportation Infrastructure—0.0%
Better Place, Inc., Series B (a) (c) (d) (Cost $3,539,700)	1,415,880	0

Short-Term Investments—25.3%

Mutual Fund—21.7%
State Street Navigator Securities Lending MET Portfolio (e)	81,278,123	81,278,123

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $13,427,015 on 04/01/13 collateralized by $13,475,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value $13,700,383.	13,427,000	$13,427,000

Total Short-Term Investments (Cost $94,705,123)		94,705,123

Total Investments—121.7% (Cost $416,901,762) (f)		454,489,288
Other assets and liabilities (net)—(21.7)%		(81,190,684)

Net Assets—100.0%		$373,298,604

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $80,199,266 and the collateral received consisted of cash in the amount of $81,278,123 and non-cash collateral with a value of $731,981. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent less than 0.05% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 28, 2013, the aggregate cost of investments was $416,901,762. The aggregate unrealized appreciation and depreciation of investments were $44,415,567 and $(6,828,041), respectively, resulting in net unrealized appreciation of $37,587,526.

Restricted Securities

	Acquisition Date	Shares	Cost	Value
Better Place, Inc., Series B	04/22/10	1,415,880	$3,539,700	$0

MIST-268

Met Investors Series Trust

MLA Mid Cap Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$359,784,165	$—	$—	$359,784,165
Total Preferred Stock*	—	—	0	0
Short-Term Investments
Mutual Fund	81,278,123	—	—	81,278,123
Repurchase Agreement	—	13,427,000	—	13,427,000
Total Short-Term Investments	81,278,123	13,427,000	—	94,705,123
Total Investments	$441,062,288	$13,427,000	$0	$454,489,288

Collateral for securities loaned (Liability)	$—	$(81,278,123)	$—	$(81,278,123)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Depreciation	Balance as of March 28, 2013	Change in Unrealized Depreciation from investments still held at March 28, 2013
Preferred Stock
Transportation Infrastructure	$424,764	$(424,764)	$0	$(424,764)

MIST-269

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Automobiles—1.1%
Tesla Motors, Inc. (a) (b)	298,191	$11,298,457

Beverages—1.4%
Monster Beverage Corp. (a)	318,827	15,220,801

Biotechnology—1.0%
Ironwood Pharmaceuticals, Inc. - Class A (a) (b)	561,076	10,262,080

Capital Markets—0.8%
Greenhill & Co., Inc. (b)	164,688	8,791,045

Chemicals—2.7%
Intrepid Potash, Inc. (b)	122,624	2,300,426
Rockwood Holdings, Inc.	411,340	26,918,090

		29,218,516

Commercial Services & Supplies—7.4%
Covanta Holding Corp. (b)	626,378	12,621,517
Edenred S.A.	1,184,665	38,791,690
Stericycle, Inc. (a)	256,776	27,264,475

		78,677,682

Communications Equipment—4.1%
Motorola Solutions, Inc.	680,432	43,568,061

Computers & Peripherals—0.5%
3D Systems Corp. (a) (b)	158,230	5,101,335

Construction Materials—2.4%
Martin Marietta Materials, Inc. (b)	256,269	26,144,563

Diversified Consumer Services—2.1%
New Oriental Education & Technology Group, Inc. (ADR) (b)	650,696	11,712,528
Weight Watchers International, Inc. (b)	251,597	10,594,750

		22,307,278

Diversified Financial Services—4.2%
IntercontinentalExchange, Inc. (a)	112,284	18,310,152
MSCI, Inc. (a)	777,722	26,388,107

		44,698,259

Electric Utilities—3.4%
Brookfield Infrastructure Partners L.P.	941,023	35,815,335

Electrical Equipment—1.0%
Sensata Technologies Holding N.V. (a) (b)	318,753	10,477,411

Electronic Equipment, Instruments & Components—1.0%
Trimble Navigation, Ltd. (a) (b)	348,785	10,449,599

Food Products—5.0%
DE Master Blenders 1753 N.V. (a)	1,947,512	30,118,708
McCormick & Co., Inc. (b)	79,639	5,857,449

Security Description	Shares	Value

Food Products—(Continued)
Mead Johnson Nutrition Co.	225,111	$17,434,847

		53,411,004

Health Care Equipment & Supplies—2.1%
Intuitive Surgical, Inc. (a)	45,315	22,258,275

Health Care Providers & Services—1.6%
Qualicorp S.A. (a)	1,658,861	16,672,754

Health Care Technology—2.5%
athenahealth, Inc. (a) (b)	276,700	26,850,968

Hotels, Restaurants & Leisure—2.4%
Dunkin’ Brands Group, Inc. (b)	423,120	15,604,666
Wyndham Worldwide Corp.	148,538	9,577,730

		25,182,396

Insurance—4.4%
Arch Capital Group, Ltd. (a) (b)	393,307	20,676,149
Progressive Corp. (The)	1,051,069	26,560,514

		47,236,663

Internet & Catalog Retail—1.5%
Groupon, Inc. (a) (b)	2,305,353	14,108,761
TripAdvisor, Inc. (a) (b)	44,585	2,341,604

		16,450,365

Internet Software & Services—10.8%
Akamai Technologies, Inc. (a) (b)	710,207	25,063,205
Dropbox, Inc. (c) (d)	460,161	4,353,123
LinkedIn Corp. - Class A (a)	161,622	28,455,169
MercadoLibre, Inc. (b)	131,479	12,695,612
Qihoo 360 Technology Co., Ltd. (ADR) (a) (b)	255,367	7,566,524
SINA Corp. (a)	91,493	4,445,645
Yandex N.V. - Class A (a)	929,587	21,492,052
Youku Tudou, Inc. (a) (b)	636,289	10,670,567

		114,741,897

IT Services—2.7%
Gartner, Inc. (a) (b)	527,072	28,677,987

Life Sciences Tools & Services—3.2%
Illumina, Inc. (a) (b)	594,012	32,076,648
Techne Corp.	36,602	2,483,446

		34,560,094

Media—3.9%
Aimia, Inc.	449,887	6,820,161
McGraw-Hill Cos., Inc. (The)	354,728	18,474,234
Morningstar, Inc. (b)	229,872	16,072,650

		41,367,045

MIST-270

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—2.5%
Dollar Tree, Inc. (a)	555,543	$26,904,947

Oil, Gas & Consumable Fuels—2.7%
Range Resources Corp.	350,075	28,370,078

Professional Services—7.0%
IHS, Inc. - Class A (a)	250,268	26,208,065
Intertek Group plc	308,109	15,917,895
Verisk Analytics, Inc. - Class A (a)	527,476	32,508,346

		74,634,306

Semiconductors & Semiconductor Equipment—1.1%
First Solar, Inc. (a) (b)	420,694	11,341,910

Software — 9.1%
Salesforce.com, Inc. (a) (b)	160,424	28,688,624
ServiceNow, Inc. (a)	158,148	5,724,958
Solera Holdings, Inc.	627,295	36,590,117
Splunk, Inc. (a)	158,522	6,345,636
Workday, Inc. - Class A (a) (b)	114,056	7,029,271
Workday, Inc. - Class B (a) (d)	94,808	5,745,439
Zynga, Inc. - Class A (a) (b)	2,140,617	7,192,473

		97,316,518

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	172,799	8,638,222

Total Common Stocks (Cost $874,326,578)		1,026,645,851

Preferred Stocks—0.2%

Internet Software & Services—0.1%
Dropbox, Inc., Series A (a) (c) (d)	51,888	490,860
Peixe Urbano, Inc., Series C (a) (c) (d)	71,709	152,023

		642,883

Software—0.1%
Palantir Technologies, Inc. Series G (a) (c) (d)	541,563	1,657,183

Transportation Infrastructure—0.0%
Better Place, Inc., Series B (a) (c) (d)	296,688	0
Better Place, Inc., Series C (a) (c) (d)	1,153,141	0

		0

Total Preferred Stocks (Cost $10,465,012)		2,300,066

Short-Term Investments—28.7%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—25.6%
State Street Navigator Securities Lending MET Portfolio (e)	272,025,449	$272,025,449

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $33,281,037 on 04/01/13, collateralized by $33,615,000 Federal National Mortgage Association at 0.875% due 08/28/14 with a value of $33,915,150.	33,281,000	33,281,000

Total Short-Term Investments (Cost $305,306,449)		305,306,449

Total Investments—125.3% (Cost $1,190,098,039) (f)		1,334,252,366
Other assets and liabilities (net)—(25.3)%		(269,491,670)

Net Assets—100.0%		$1,064,760,696

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $267,787,849 and the collateral received consisted of cash in the amount of $272,025,449 and non-cash collateral with a value of $1,439,711. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.6% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $12,398,628, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of March 28, 2013, the aggregate cost of investments was $1,190,098,039. The aggregate unrealized appreciation and depreciation of investments were $216,555,145 and $(72,400,818), respectively, resulting in net unrealized appreciation of $144,154,327.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-271

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Restricted Securities

	Acquisition Date	Shares	Cost	Value
Better Place LLC, Series B	04/22/10	296,688	$741,720	$0
Better Place LLC, Series C	11/11/11	1,153,141	5,235,260	0
Dropbox, Inc.	05/01/12	460,161	4,165,241	4,353,123
Dropbox, Inc., Series A	05/25/12	51,888	470,125	490,860
Palantir Technologies, Inc.	07/19/12	541,563	1,657,183	1,657,183
Peixe Urbano, Inc., Series C	12/02/11	71,709	2,360,725	152,023
Workday, Inc. - Class B	10/12/11	94,808	1,257,154	5,745,439

MIST-272

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$11,298,457	$—	$—	$11,298,457
Beverages	15,220,801	—	—	15,220,801
Biotechnology	10,262,080	—	—	10,262,080
Capital Markets	8,791,045	—	—	8,791,045
Chemicals	29,218,516	—	—	29,218,516
Commercial Services & Supplies	39,885,992	38,791,690	—	78,677,682
Communications Equipment	43,568,061	—	—	43,568,061
Computers & Peripherals	5,101,335	—	—	5,101,335
Construction Materials	26,144,563	—	—	26,144,563
Diversified Consumer Services	22,307,278	—	—	22,307,278
Diversified Financial Services	44,698,259	—	—	44,698,259
Electric Utilities	35,815,335	—	—	35,815,335
Electrical Equipment	10,477,411	—	—	10,477,411
Electronic Equipment, Instruments & Components	10,449,599	—	—	10,449,599
Food Products	23,292,296	30,118,708	—	53,411,004
Health Care Equipment & Supplies	22,258,275	—	—	22,258,275
Health Care Providers & Services	16,672,754	—	—	16,672,754
Health Care Technology	26,850,968	—	—	26,850,968
Hotels, Restaurants & Leisure	25,182,396	—	—	25,182,396
Insurance	47,236,663	—	—	47,236,663
Internet & Catalog Retail	16,450,365	—	—	16,450,365
Internet Software & Services	110,388,774	—	4,353,123	114,741,897
IT Services	28,677,987	—	—	28,677,987
Life Sciences Tools & Services	34,560,094	—	—	34,560,094
Media	41,367,045	—	—	41,367,045
Multiline Retail	26,904,947	—	—	26,904,947
Oil, Gas & Consumable Fuels	28,370,078	—	—	28,370,078
Professional Services	58,716,411	15,917,895	—	74,634,306
Semiconductors & Semiconductor Equipment	11,341,910	—	—	11,341,910
Software	91,571,079	5,745,439	—	97,316,518
Textiles, Apparel & Luxury Goods	8,638,222	—	—	8,638,222
Total Common Stocks	931,718,996	90,573,732	4,353,123	1,026,645,851
Total Preferred Stocks*	—	—	2,300,066	2,300,066

MIST-273

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$272,025,449	$—	$—	$272,025,449
Repurchase Agreement	—	33,281,000	—	33,281,000
Total Short-Term Investments	272,025,449	33,281,000	—	305,306,449
Total Investments	$1,203,744,445	$123,854,732	$6,653,189	$1,334,252,366

Collateral for securities loaned (Liability)	$—	$(272,025,449)	$—	$(272,025,449)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $17,264,864 were due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 28, 2013	Change in Unrealized Appreciation/ (Depreciation) from investments still held at March 28, 2013
Common Stocks
Internet Software & Services	$4,164,043	$189,080	$4,353,123	$189,080
Preferred Stocks
Internet Software & Services	810,874	(167,991)	642,883	(167,991)
Software	1,657,183	—	1,657,183	—
Transportation Infrastructure	434,949	(434,949)	0	(434,949)

Total	$7,067,049	$(413,860)	$6,653,189	$(413,860)

MIST-274

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—92.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—1.3%
Fannie Mae ARM Pool 2.492%, 11/01/34	1,572,779	$1,691,526
1.375%, 07/01/44 (a)	33,176	33,728
1.375%, 09/01/44 (a)	56,397	57,354
Fannie Mae REMICS (CMO) 0.354%, 08/25/34 (a)	184,817	181,623
2.640%, 05/25/35 (a)	831,502	876,600
0.244%, 12/25/36 (a)	124,957	117,961
0.264%, 07/25/37 (a)	1,294,167	1,233,756
0.554%, 07/25/37 (a)	94,168	94,680
0.584%, 07/25/37 (a)	565,054	568,831
0.884%, 02/25/41 (a)	6,584,738	6,639,862
Fannie Mae Whole Loan (CMO) 0.554%, 05/25/42 (a)	100,949	101,222
Freddie Mac ARM Non-Gold Pool 2.367%, 01/01/34	148,390	158,745
Freddie Mac REMICS (CMO) 0.433%, 02/15/19 (a)	2,384,349	2,389,198
0.353%, 10/15/20 (a)	986,087	986,540
0.653%, 08/15/33 (a)	6,570,690	6,629,097
Freddie Mac Strips (CMO) 0.653%, 09/15/42 (a)	11,696,794	11,810,912
Freddie Mac Structured Pass-Through Securities 0.464%, 08/25/31 (a)	77,968	76,319
Freddie Mac Structured Pass-Through Securities (CMO) 1.375%, 10/25/44 (a)	4,551,744	4,544,047
1.375%, 02/25/45 (a)	1,366,870	1,320,276
Ginnie Mae (CMO) 0.503%, 03/20/37 (a)	7,885,688	7,918,946

		47,431,223

Federal Agencies—0.9%
Federal Home Loan Mortgage Corp. 2.500%, 10/02/19	18,100,000	18,655,218
Federal National Mortgage Association 1.250%, 03/14/14	10,700,000	10,811,601
2.600%, 05/02/22	3,000,000	3,006,471

		32,473,290

U.S. Treasury—90.2%
U.S. Treasury Inflation Indexed Bonds 0.125%, 01/15/23 (b)	126,051,867	136,126,184
2.375%, 01/15/25 (b) (c)	189,382,495	254,571,548
2.000%, 01/15/26 (b)	99,040,740	129,108,914
2.375%, 01/15/27 (b) (d) (e)	122,807,519	167,392,420
1.750%, 01/15/28 (b)	160,224,558	204,010,886
3.625%, 04/15/28 (b)	59,370,514	92,859,224
2.500%, 01/15/29 (b)	60,550,808	84,733,287
3.875%, 04/15/29 (b) (e)	143,250,389	233,218,366
2.125%, 02/15/40 (b)	25,384,842	35,838,244
0.750%, 02/15/42	17,323,340	18,134,020
0.625%, 02/15/43 (b)	43,617,450	43,855,994
U.S. Treasury Inflation Indexed Notes 1.875%, 07/15/13	6,143,081	6,266,901

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
1.250%, 04/15/14 (b)	67,248,138	$69,507,272
2.000%, 07/15/14 (b)	100,570,600	106,494,812
1.625%, 01/15/15 (b)	82,512,972	88,050,335
0.500%, 04/15/15	22,631,463	23,784,265
1.875%, 07/15/15 (b)	80,171,694	87,982,181
2.000%, 01/15/16	35,035,624	39,067,454
0.125%, 04/15/16 (b) (c) (d)	137,755,092	146,429,393
2.375%, 01/15/17	3,819,288	4,457,525
0.125%, 04/15/17 (c) (d) (f)	40,854,931	44,088,231
2.625%, 07/15/17 (b) (d)	139,831,885	168,344,445
1.625%, 01/15/18 (b)	18,800,880	21,936,810
1.375%, 07/15/18	2,669,475	3,129,127
1.875%, 07/15/19	2,372,480	2,906,473
1.375%, 01/15/20 (b) (d) (e)	128,286,360	152,931,324
1.250%, 07/15/20 (b)	185,100,492	221,267,462
1.125%, 01/15/21	44,946,020	53,029,292
0.625%, 07/15/21 (b) (d)	290,991,313	333,094,264
0.125%, 01/15/22 (d) (e)	122,283,066	133,164,302
0.125%, 07/15/22 (b)	248,814,034	271,382,213
2.000%, 02/15/23	100,000	101,281

		3,377,264,449

Total U.S. Treasury & Government Agencies (Cost $3,344,063,955)		3,457,168,962

Corporate Bonds & Notes—8.8%

Commercial Banks—7.5%
Achmea Hypotheekbank N.V. 3.200%, 11/03/14 (144A)	483,000	503,385
Ally Financial, Inc. 3.492%, 02/11/14 (a)	17,600,000	17,925,424
3.680%, 06/20/14 (a)	1,300,000	1,336,556
ANZ National International, Ltd. 0.730%, 08/19/14 (144A) (a) (g)	5,000,000	5,024,460
Banco Bradesco S.A. of the Cayman Islands 2.390%, 05/16/14 (144A) (a)	16,200,000	16,404,104
Banco Mercantil del Norte S.A. 4.375%, 07/19/15 (144A)	5,600,000	5,922,000
Banco Santander Brazil S.A. 2.380%, 03/18/14 (144A) (a)	1,200,000	1,203,294
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	6,700,000	7,638,000
BPCE S.A. 2.375%, 10/04/13 (144A)	10,740,000	10,851,277
Commonwealth Bank of Australia 0.725%, 07/12/13 (144A) (a)	29,700,000	29,737,719
0.784%, 06/25/14 (144A) (a) (g)	7,900,000	7,950,939
0.560%, 09/17/14 (144A) (a)	7,500,000	7,533,547
Dexia Credit Local S.A. 0.781%, 04/29/14 (144A) (a)	32,400,000	32,225,831
Duesseldorfer Hypothekenbank AG 1.875%, 12/13/13 (EUR)	13,578,000	17,609,026

MIST-275

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Banks—(Continued)
Eksportfinans ASA 2.375%, 05/25/16	4,100,000	$3,903,036
ICICI Bank, Ltd. 2.038%, 02/24/14 (144A) (a)	4,500,000	4,513,266
ING Bank Australia, Ltd. 3.690%, 06/24/14 (AUD) (a)	800,000	836,623
Intesa Sanpaolo S.p.A.
2.688%, 02/24/14 (144A) (a)	27,700,000	27,866,422
3.125%, 01/15/16	3,200,000	3,130,198
Morgan Stanley 2.792%, 05/14/13 (a)	14,800,000	14,839,279
0.605%, 01/09/14 (a)	8,925,000	8,906,195
NIBC Bank N.V. 2.800%, 12/02/14 (144A)	5,812,000	6,041,841
Nordea Bank AB 1.205%, 01/14/14 (144A) (a)	26,000,000	26,171,340
Swedbank AB 3.375%, 05/27/14 (EUR)	6,240,000	8,287,032
Turkiye Garanti Bankasi A.S. 2.802%, 04/20/16 (144A) (a)	1,800,000	1,800,000
UBS AG 2.250%, 08/12/13	1,511,000	1,519,199
Wachovia Bank N.A. 0.678%, 11/03/14 (a)	1,325,000	1,326,373
Westpac Banking Corp. 3.585%, 08/14/14 (144A) (g)	6,700,000	6,978,606
2.700%, 12/09/14 (144A)	4,900,000	5,079,193

		283,064,165

Diversified Financial Services—0.7%
Credit Agricole Home Loan SFH 1.052%, 07/21/14 (144A) (a)	2,000,000	2,005,298
HSBC Finance Corp. 0.439%, 04/05/13 (EUR) (a)	1,100,000	1,410,043
0.554%, 01/15/14 (a)	3,800,000	3,796,439
Hyundai Capital Services, Inc. 4.375%, 07/27/16 (144A)	3,100,000	3,352,799
International Lease Finance Corp. 5.750%, 05/15/16	4,400,000	4,774,000
LeasePlan Corp. N.V. 3.250%, 05/22/14 (EUR)	6,000,000	7,953,164
RCI Banque S.A. 2.175%, 04/11/14 (144A) (a)	1,600,000	1,599,922

		24,891,665

Home Builders—0.2%
D.R. Horton, Inc. 5.250%, 02/15/15	7,500,000	7,950,000

Media—0.2%
DISH DBS Corp. 7.000%, 10/01/13	6,200,000	6,374,375

Oil & Gas—0.1%
Petrobras International Finance Co. 3.875%, 01/27/16	5,500,000	$5,783,173

Pipelines—0.1%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 7.700%, 08/07/13 (144A)	2,700,000	2,761,179

Total Corporate Bonds & Notes (Cost $315,149,355)		330,824,557

Foreign Government—7.2%

Provincial—0.7%
New South Wales Treasury Corp. 2.750%, 11/20/25 (AUD)	17,300,000	23,464,646
2.500%, 11/20/35 (AUD)	2,500,000	3,163,405

		26,628,051

Sovereign—6.5%
Australia Government Bonds 5.500%, 01/21/18 (AUD)	2,600,000	3,004,490
4.000%, 08/20/20 (AUD)	21,200,000	42,336,167
5.500%, 04/21/23 (AUD)	2,800,000	3,425,851
3.000%, 09/20/25 (AUD)	8,797,000	12,598,388
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 2.250%, 04/15/13 (EUR)	12,356,190	15,866,953
Canadian Government Bonds 4.250%, 12/01/21 (CAD)	17,812,610	24,712,859
1.500%, 12/01/44 (CAD)	4,931,616	6,264,805
Instituto de Credito Oficial 1.961%, 03/25/14 (EUR) (a)	20,800,000	26,059,924
Italy Buoni Ordinari del Tesoro BOT Zero Coupon, 09/13/13 (EUR)	24,900,000	31,793,604
Italy Buoni Poliennali Del Tesoro 2.100%, 09/15/16 (EUR)	32,125,464	41,809,282
1.700%, 09/15/18 (EUR)	3,773,552	4,660,866
United Kingdom Gilt Inflation Linked 2.500%, 07/26/16 (GBP)	2,800,000	15,035,599
0.125%, 03/22/24 (GBP)	912,001	1,608,290
1.250%, 11/22/32 (GBP)	2,037,924	4,267,504
0.125%, 03/22/44 (GBP)	6,794,269	11,133,949

		244,578,531

Total Foreign Government (Cost $263,794,216)		271,206,582

Mortgage-Backed Securities—5.0%

Collateralized Mortgage Obligations—3.3%
American General Mortgage Loan Trust 5.150%, 03/25/58 (144A) (a)	2,970,270	3,054,682
Arran Residential Mortgages Funding plc 1.426%, 11/19/47 (144A) (EUR) (a)	2,118,880	2,719,151
Banc of America Funding Corp. 2.687%, 02/20/36 (a)	2,194,613	2,142,464

MIST-276

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Mortgage Securities, Inc. 6.500%, 09/25/33	91,735	$94,922
4.878%, 11/25/34 (a)	129,449	127,983
3.126%, 06/25/35 (a)	562,777	528,182
3.128%, 09/25/35 (a)	309,455	289,470
BCAP LLC Trust 5.575%, 03/26/37 (144A) (a)	2,700,000	2,559,599
Bear Stearns Adjustable Rate Mortgage Trust 3.124%, 01/25/35 (a)	3,536,004	3,523,584
2.600%, 03/25/35 (a)	1,668,056	1,685,953
2.793%, 03/25/35 (a)	10,583	10,693
2.821%, 03/25/35 (a)	819,009	766,259
2.240%, 08/25/35 (a)	236,136	238,088
Bear Stearns ALT-A Trust 0.364%, 02/25/34 (a)	343,480	331,453
2.926%, 09/25/35 (a)	2,288,191	1,935,998
Chase Mortgage Finance Corp. 3.001%, 02/25/37 (a)	283,480	282,820
Citigroup Mortgage Loan Trust, Inc. 2.600%, 05/25/35 (a)	76,236	76,592
2.270%, 09/25/35 (a)	379,029	377,106
2.340%, 09/25/35 (a)	341,044	336,819
2.570%, 10/25/35 (a)	5,824,713	5,734,675
Countrywide Alternative Loan Trust 5.500%, 06/25/35	1,200,000	1,085,467
0.484%, 12/25/35 (a)	46,454	38,629
0.383%, 02/20/47 (a)	1,615,700	1,031,068
0.384%, 05/25/47 (a)	552,279	411,240
Countrywide Home Loan Mortgage Pass-Through Trust 2.927%, 11/19/33 (a)	53,489	53,610
3.057%, 08/25/34 (a)	373,755	332,009
4.852%, 11/20/34 (a)	902,316	886,588
0.494%, 04/25/35 (a)	1,282,704	1,044,577
0.544%, 06/25/35 (144A) (a)	236,917	214,196
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.304%, 10/25/36 (a)	54,512	28,348
5.869%, 10/25/36	964,323	724,993
5.886%, 10/25/36	964,323	725,746
Deutsche Mortgage Securities, Inc. 1.454%, 06/28/47 (144A) (a)	49,102	49,111
First Horizon Alternative Mortgage Securities 2.497%, 06/25/34 (a)	454,271	450,979
Granite Mortgages plc 0.887%, 09/20/44 (GBP) (a)	1,024,935	1,535,768
Greenpoint Mortgage Funding Trust 0.424%, 06/25/45 (a)	534,176	447,499
0.474%, 11/25/45 (a)	234,859	194,498
GSR Mortgage Loan Trust 3.033%, 01/25/35 (a)	660,451	652,958
2.913%, 05/25/35 (a)	1,043,528	958,663
2.662%, 09/25/35 (a)	816,032	842,954
5.126%, 11/25/35 (a)	1,725,359	1,603,460

Collateralized Mortgage Obligations—(Continued)
Harborview Mortgage Loan Trust 0.423%, 05/19/35 (a)	134,780	$110,466
0.483%, 02/19/36 (a)	276,393	193,389
Holmes Master Issuer plc 1.545%, 10/15/54 (144A) (EUR) (a)	14,017,937	18,132,043
Indymac Index Mortgage Loan Trust 2.985%, 11/25/35 (a)	1,665,368	1,477,044
JPMorgan Mortgage Trust 4.863%, 02/25/35 (a)	1,025,034	1,040,355
5.192%, 06/25/35 (a)	2,680,150	2,717,960
3.030%, 07/25/35 (a)	527,356	541,058
3.050%, 07/25/35 (a)	548,193	559,506
3.025%, 08/25/35 (a)	957,801	895,120
3.100%, 08/25/35 (a)	716,954	712,307
5.306%, 09/25/35 (a)	305,418	303,108
2.497%, 07/27/37 (144A) (a)	1,542,447	1,295,655
Master Adjustable Rate Mortgages Trust 2.510%, 12/25/33 (a)	367,430	360,626
2.630%, 11/21/34 (a)	598,834	625,972
Mellon Residential Funding Corp. 0.643%, 12/15/30 (a)	75,365	73,390
0.903%, 11/15/31 (a)	521,120	514,316
Merrill Lynch Mortgage Investors, Inc. 5.076%, 12/25/35 (a)	580,413	546,579
MLCC Mortgage Investors, Inc. 1.204%, 10/25/35 (a)	444,474	445,561
1.760%, 10/25/35 (a)	1,858,220	1,836,070
0.454%, 11/25/35 (a)	258,950	247,673
National Credit Union Administration Guaranteed Notes 0.653%, 10/07/20 (a)	4,228,516	4,241,751
0.763%, 12/08/20 (a)	5,948,157	5,971,950
Permanent Master Issuer plc 1.495%, 07/15/42 (144A) (EUR) (a)	1,500,000	1,938,270
RBSSP Resecuritization Trust 2.751%, 07/26/45 (144A) (a)	10,991,863	11,256,696
Residential Accredit Loans, Inc. 0.504%, 08/25/35 (a)	224,713	173,609
1.537%, 09/25/45 (a)	237,337	191,699
Sequoia Mortgage Trust 0.903%, 10/19/26 (a)	132,848	132,824
0.403%, 07/20/36 (a)	2,309,786	2,059,440
Structured Adjustable Rate Mortgage Loan Trust 2.586%, 02/25/34 (a)	322,926	327,368
5.500%, 12/25/34 (a)	1,009,506	990,809
1.578%, 01/25/35 (a)	177,917	134,267
Structured Asset Mortgage Investments, Inc. 0.863%, 10/19/34 (a)	162,234	161,741
0.453%, 07/19/35 (a)	331,712	303,676
0.394%, 06/25/36 (a)	139,291	108,677
0.414%, 05/25/46 (a)	63,463	38,774
Structured Asset Securities Corp. 2.739%, 10/28/35 (144A) (a)	188,764	166,450
Swan Trust 4.304%, 04/25/41 (AUD) (a)	414,377	426,175

MIST-277

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
TBW Mortgage Backed Pass-Through Certificates 6.015%, 07/25/37	412,567	$362,950
Thornburg Mortgage Securities Trust 6.104%, 09/25/37 (a)	3,199,358	3,280,642
WaMu Mortgage Pass-Through Certificates 5.297%, 08/25/35 (a)	370,206	369,080
2.898%, 12/25/35 (a)	370,057	354,616
1.377%, 11/25/42 (a)	35,563	34,143
0.494%, 10/25/45 (a)	1,583,863	1,478,189
0.464%, 11/25/45 (a)	251,638	230,716
1.175%, 02/25/46 (a)	251,842	232,508
2.462%, 07/25/46 (a)	972,762	923,913
1.177%, 08/25/46 (a)	10,791,954	8,857,518
2.571%, 11/25/46 (a)	354,492	335,392
0.987%, 12/25/46 (a)	146,797	130,729
0.947%, 05/25/47 (a)	636,095	539,993
Wells Fargo Mortgage Backed Securities Trust 2.626%, 09/25/34 (a)	761,950	790,352
2.696%, 11/25/34 (a)	387,588	391,211
2.673%, 10/25/35 (a)	35,245	34,859
2.767%, 03/25/36 (a)	259,800	256,353
2.722%, 04/25/36 (a)	1,572,468	1,489,014
5.582%, 04/25/36 (a)	673,038	664,411

		122,137,817

Commercial Mortgage-Backed Securities—1.7%
Banc of America Large Loan, Inc. 2.503%, 11/15/15 (144A) (a)	21,066,424	21,237,220
5.614%, 06/24/50 (144A) (a)	1,700,000	1,928,437
5.634%, 02/17/51 (144A) (a)	1,000,000	1,162,310
Banc of America Merrill Lynch Commercial Mortgage, Inc. 0.372%, 06/10/49 (144A) (a)	56,567	56,566
5.623%, 06/10/49 (a)	56,567	56,504
5.623%, 06/10/49 (a)	1,100,000	1,264,044
5.754%, 02/10/51 (a)	1,100,000	1,281,711
Commercial Mortgage Pass-Through Certificates 3.156%, 07/10/46 (144A)	2,276,630	2,390,905
Credit Suisse Mortgage Capital Certificates 5.467%, 09/18/39 (144A) (a)	1,960,019	2,209,088
5.383%, 02/15/40 (144A)	1,600,000	1,764,298
Eclipse, Ltd. 0.681%, 01/25/20 (GBP) (a)	1,573,516	2,295,244
GS Mortgage Securities Corp. II 1.103%, 03/06/20 (144A) (a)	966,726	967,501
1.260%, 03/06/20 (144A) (a)	3,600,000	3,607,555
4.592%, 08/10/43 (144A)	25,000	28,924
JPMorgan Chase Commercial Mortgage Securities Corp. 4.654%, 01/12/37	386,606	394,368
5.794%, 02/12/51 (a)	1,500,000	1,754,999
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	5,400,000	6,288,297

Commercial Mortgage-Backed Securities—(Continued)
RBSCF Trust 6.005%, 12/16/49 (144A) (a)	2,600,000	$3,076,668
Vornado DP LLC 4.004%, 09/13/28 (144A)	7,000,000	7,815,122
Wachovia Bank Commercial Mortgage Trust 0.283%, 06/15/20 (144A) (a)	2,637,640	2,602,434
5.088%, 08/15/41 (a)	1,500,000	1,563,984

		63,746,179

Total Mortgage-Backed Securities (Cost $175,843,067)		185,883,996

Asset-Backed Securities—2.8%

Asset-Backed - Credit Card—0.2%
Citibank Omni Master Trust 2.953%, 08/15/18 (144A) (a)	7,100,000	7,351,780

Asset-Backed - Home Equity—0.2%
Asset Backed Funding Certificates 0.904%, 06/25/34 (a)	695,380	668,613
Bear Stearns Asset Backed Securities Trust 0.864%, 10/25/32 (a)	19,464	18,035
1.204%, 10/25/37 (a)	3,099,446	2,626,700
Carrington Mortgage Loan Trust 0.524%, 10/25/35 (a)	171,429	170,642
First NLC Trust 0.274%, 08/25/37 (144A) (a)	1,592,818	795,009
HSBC Home Equity Loan Trust 0.353%, 03/20/36 (a)	1,953,194	1,936,823
HSI Asset Securitization Corp. Trust 0.254%, 10/25/36 (a)	9,401	4,628
Soundview Home Loan Trust 0.264%, 11/25/36 (144A) (a)	63,605	24,308

		6,244,758

Asset-Backed - Other—1.6%
Alzette European CLO S.A. 0.600%, 12/15/20 (144A) (a)	523,840	519,697
American Money Management Corp. 0.513%, 05/03/18 (144A) (a)	175,647	174,877
Aquilae CLO plc 0.581%, 01/17/23 (EUR) (a)	3,596,683	4,491,961
ARES CLO, Ltd. 0.508%, 03/12/18 (144A) (a)	1,856,803	1,848,066
Conseco Finance Securitizations Corp. 6.681%, 12/01/33 (a)	3,282,012	3,402,902
Countrywide Asset-Backed Certificates 0.454%, 04/25/36 (a)	276,972	269,241
0.384%, 07/25/36 (a)	4,451,360	4,329,575
Credit-Based Asset Servicing and Securitization LLC 0.324%, 07/25/37 (144A) (a)	176,786	90,757
CSAB Mortgage Backed Trust 5.720%, 09/25/36	1,086,086	912,506

MIST-278

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cumberland CLO, Ltd. 0.542%, 11/10/19 (144A) (a)	1,445,341	$1,442,030
Duane Street CLO 0.543%, 11/08/17 (144A) (a)	579,527	578,015
Equity One ABS, Inc. 0.504%, 04/25/34 (a)	115,686	94,937
Gallatin Funding, Ltd. 0.540%, 08/15/17 (144A) (a)	308,407	305,907
Harbourmaster CLO, Ltd. 0.463%, 06/15/20 (EUR) (a)	402,735	508,303
Harvest CLO S.A. 0.827%, 03/29/17 (EUR) (a)	134,891	171,900
Hillmark Funding 0.539%, 05/21/21 (144A) (a)	15,600,000	15,132,671
JPMorgan Mortgage Acquisition Corp. 0.264%, 03/25/47 (a)	424,083	397,345
Landmark CDO, Ltd. 0.587%, 06/01/17 (144A) (a)	1,914,538	1,905,000
Magi Funding plc 0.671%, 04/11/21 (144A) (EUR) (a)	2,120,866	2,650,795
Morgan Stanley IXIS Real Estate Capital Trust 0.254%, 11/25/36 (a)	885	387
Nautique Funding, Ltd. 0.554%, 04/15/20 (144A) (a)	962,297	933,268
Navigare Funding CLO, Ltd. 0.549%, 05/20/19 (144A) (a)	300,283	297,750
NYLIM Flatiron CLO, Ltd. 0.513%, 08/08/20 (144A) (a)	600,000	587,326
Park Place Securities, Inc. 0.884%, 12/25/34 (a)	2,447,441	2,445,058
0.464%, 09/25/35 (a)	30,826	29,964
Penta CLO S.A. 0.564%, 06/04/24 (EUR) (a)	4,357,383	5,281,931
Small Business Administration Participation Certificates 5.510%, 11/01/27	4,438,290	5,103,655
Structured Asset Securities Corp.
1.704%, 04/25/35 (a)	611,339	566,971
0.344%, 05/25/47 (a)	3,200,000	2,596,456
Symphony CLO, Ltd. 0.530%, 05/15/19 (144A) (a)	3,500,000	3,455,562
Wind River CLO, Ltd. 0.610%, 12/19/16 (144A) (a)	132,613	132,080
Wood Street CLO B.V. 0.587%, 03/29/21 (144A) (EUR) (a)	566,099	709,159

		61,366,052

Asset-Backed - Student Loan—0.8%
College Loan Corp. Trust 0.551%, 01/25/24 (a)	900,000	846,572
Nelnet Student Loan Trust 1.001%, 07/25/18 (a)	552,467	554,779
North Carolina State Education Assistance Authority 0.751%, 10/26/20 (a)	2,490,502	2,493,167

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust 0.311%, 10/25/17 (a)	644,874	$644,937
0.801%, 10/25/17 (a)	525,945	528,250
1.853%, 12/15/17 (144A) (a)	904,121	907,189
0.391%, 07/25/22 (a)	215,820	215,840
1.801%, 04/25/23 (a)	20,026,326	20,855,636
2.350%, 04/15/39 (144A) (a) (g)	2,462,299	2,475,896

		29,522,266

Total Asset-Backed Securities (Cost $101,720,208)		104,484,856

Floating Rate Loans (a)—0.8%

Diversified Financial Services—0.4%
Springleaf Finance Corp. Term Loan 5.500%, 05/10/17	16,200,000	16,326,603

Electric—0.2%
NRG Energy, Inc. Term Loan 3.250%, 07/02/18	7,860,000	7,977,507

Healthcare-Services—0.2%
Iasis Healthcare LLC Term Loan 4.500%, 05/03/18	7,154,319	7,262,385

Total Floating Rate Loans (Cost $31,104,427)		31,566,495

Municipals—0.0%
Tobacco Settlement Financing Corp. 6.000%, 06/01/23	385,000	385,674
7.467%, 06/01/47	1,105,000	952,521

Total Municipals (Cost $1,420,113)		1,338,195

Convertible Preferred Stock—0.0%

Commercial Banks—0.0%
Wells Fargo & Co. Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,159,875

Purchased Options—0.0%

Call Options—0.0%
OTC - JPY Currency Strike Price $99, Expires 09/24/13
(Counterparty - JPMorgan Chase Bank N.A.)	10,200,000	141,780

MIST-279

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Purchased Options—(Continued)

Security Description	Principal Amount*/ Contracts	Value

Put Options—0.0%
OTC - 30 Year Interest Rate Swap 3.875%, Expires 04/14/14 (Counterparty- Deutsche Bank Securities)	20,300,000	$408,294

Total Purchased Options (Cost $1,209,225)		550,074

Short-Term Investments—49.4%

Certificate of Deposit—0.1%
Bank of Nova Scotia 0.047%, 03/27/14 (h)	2,550,000	2,548,789

Commercial Paper—3.0%
Abbey National North America LLC 0.995%, 04/03/13 (h)	12,400,000	12,399,311
Banco Bilbao Vizcaya Argentaria S.A. 3.094%, 10/21/13 (h)	1,600,000	1,571,851
Dexia Credit Local S.A. 0.000%, 09/06/13 (h)	18,700,000	18,700,000
0.000%, 09/20/13 (h)	24,700,000	24,700,000
Santander S.A. 0.983%, 04/02/13 (h)	4,400,000	4,399,878
2.164%, 04/02/13 (h)	17,500,000	17,498,930
1.704%, 10/11/13 (h)	800,000	792,666
Standard Chartered Bank 0.935%, 10/01/13 (h)	30,800,000	30,651,262

		110,713,898

Discount Note—0.7%
Federal Home Loan Bank 0.075%, 04/19/13 (h)	25,000,000	24,999,062

Foreign Government—3.3%
Japan Treasury Bills 0.092%, 05/07/13 (JPY) (h)	10,810,000,000	114,829,221
0.072%, 05/13/13 (JPY) (h)	790,000,000	8,391,716

		123,220,937

U.S. Treasury—0.1%
U.S. Treasury Bills 0.128%, 11/14/13 (h)	1,638,000	1,636,678
0.139%, 11/14/13 (h)	453,000	452,603
0.130%, 12/12/13 (c) (h)	269,000	268,752
0.140%, 02/06/14 (d) (h)	524,000	523,366

		2,881,399

Repurchase Agreements—42.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/25/13 at 0.100% to be repurchased at $250,004,861 on 04/01/13 collateralized by $103,870,000 Federal Home Loan Bank at 2.500% due 02/15/28 with a value of $104,044,271, and by $133,650,000 Federal Home Loan Mortgage Corp. at 5.250% due 04/18/16 with a value of $156,062,548.	250,000,000	$250,000,000
Repurchase Agreement dated 03/27/13 at 0.130% to be repurchased at $524,211,358 on 04/02/13 collateralized by $495,584,369 U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/17 with a value of $535,072,121.	524,200,000	524,200,000
Repurchase Agreement dated 03/28/13 at 0.210% to be repurchased at $228,905,341 on 04/01/13 collateralized by $225,014,398 U.S. Treasury Inflation Indexed Note at 2.000% due 01/15/14 with a value of $233,885,513.	228,900,000	228,900,000
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 03/28/13 at 0.220% to be repurchased at $400,009,778 on 04/01/13 collateralized by $388,163,000 U.S. Treasury Note at 2.125% due 12/31/15 with a value of $409,280,588.	400,000,000	400,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $311,000 on 04/01/13, collateralized by $320,000 Federal Home Loan Mortgage Corp. at 0.300% due 02/06/15 with a value of $320,400.	311,000	311,000
JPMorgan Securities, Inc. Repurchase Agreement dated 03/28/13 at 0.230% to be repurchased at $20,100,514 on 04/01/13 collateralized by $14,427,000 U.S. Treasury Bond at 6.250% due 08/15/23 with a value of $20,581,702.	20,100,000	20,100,000
Repurchase Agreement dated 03/28/13 at 0.240% to be repurchased at $112,302,995 on 04/01/13 collateralized by $42,165,000 Federal Home Loan Mortgage Corp. at 0.500% due 09/25/15 with a value of $42,220,728, and by $71,608,000 Federal Home Loan Mortgage Corp. at 1.000% due 08/27/14 with a value of $72,514,435.	112,300,000	112,300,000

MIST-280

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co., Inc. Repurchase Agreement dated 03/28/13 at 0.220% to be repurchased at $33,300,814 on 04/01/13 collateralized by $26,206,300 U.S. Treasury Bond at 4.500% due 05/15/38 with a value of $34,059,231.	33,300,000	$33,300,000
Repurchase Agreement dated 03/28/13 at 0.230% to be repurchased at $11,000,281 on 04/01/13 collateralized by $11,232,000 Federal Farm Credit Bank at 0.250% due 01/30/15 with a value of $11,230,153.	11,000,000	11,000,000

		1,580,111,000

Total Short-Term Investments (Cost $1,848,129,641)		1,844,475,085

Total Investments—166.4% (Cost $6,083,334,207) (i)		6,228,658,677
Other assets and liabilities (net)—(66.4)%		(2,484,989,627)

Net Assets—100.0%		$3,743,669,050

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of this security has been purchased in a Treasury Roll Transaction.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 28, 2013, the market value of securities pledged was $567,891.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 28, 2013, the market value of securities pledged was $5,821,190.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $670,997.
(f)	All or a portion of the security was pledged as collateral against open repurchase agreements. As of March 28, 2013, the value of securities pledged amounted to $5,319,032.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $22,429,901, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(h)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(i)	As of March 28, 2013, the aggregate cost of investments was $6,083,334,207. The aggregate unrealized appreciation and depreciation of investments were $162,341,179 and $(17,016,709), respectively, resulting in net unrealized appreciation of $145,324,470.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $345,714,445, which is 9.2% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
ANZ National International, Ltd.	08/13/09	$5,000,000	$5,000,000	$5,024,460
Commonwealth Bank of Australia	06/18/09	7,900,000	7,900,000	7,950,939
SLM Student Loan Trust	05/05/11	2,462,299	2,492,810	2,475,896
Westpac Banking Corp.	08/12/10	6,700,000	7,210,255	6,978,606

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
31,716,194	BRL	04/02/13	Credit Suisse International	$15,749,425	$(54,167)
31,716,194	BRL	04/02/13	UBS AG	15,338,875	356,383
31,716,194	BRL	06/04/13	Credit Suisse International	16,007,770	(420,911)
3,987,490	BRL	06/04/13	Deutsche Bank AG	1,962,637	(2,993)
632,000	EUR	04/02/13	Barclays Bank plc	825,468	(15,338)

MIST-281

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
3,968,000	EUR	04/02/13	Citibank N.A.	$5,143,548	$(57,164)
1,659,000	EUR	04/02/13	Credit Suisse International	2,153,425	(26,835)
5,421,000	EUR	04/02/13	Westpac Banking Corp.	6,969,866	(20,953)
2,277,000	GBP	04/02/13	Citibank N.A.	3,398,035	61,752
2,079,000	GBP	04/02/13	Deutsche Bank AG	3,136,100	22,836
2,872,000	GBP	04/02/13	Deutsche Bank AG	4,341,247	22,613
3,931,000	GBP	04/02/13	Deutsche Bank AG	5,942,006	30,951
7,347,000	GBP	04/02/13	Deutsche Bank AG	11,081,135	82,262
26,176,000	GBP	04/02/13	Westpac Banking Corp.	39,663,053	110,063
56,474,050	MXN	04/03/13	Deutsche Bank AG	4,300,000	271,825
439,740	MXN	04/03/13	JPMorgan Chase Bank N.A.	33,646	1,953
62,004,000	MXN	04/03/13	Morgan Stanley & Co., Inc.	4,666,376	353,123
57,633,750	MXN	06/27/13	UBS AG	4,500,000	129,024
118,917,790	MXN	06/27/13	UBS AG	9,209,510	341,722
134,652,000	MXN	06/27/13	UBS AG	10,500,000	314,971

Net Unrealized Appreciation					$1,501,117

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
3,321,000	AUD	04/04/13	BNP Paribas S.A.	$3,470,687	$13,285
9,126,000	AUD	04/04/13	Citibank N.A.	9,475,356	(25,472)
2,769,000	AUD	04/04/13	JPMorgan Chase Bank N.A.	2,839,322	(43,408)
80,444,000	AUD	04/04/13	Westpac Banking Corp.	82,648,166	(1,099,878)
31,716,194	BRL	04/02/13	Credit Suisse International	16,132,347	437,088
31,716,194	BRL	04/02/13	UBS AG	15,749,426	54,167
3,987,490	BRL	06/04/13	Morgan Stanley & Co., Inc.	1,962,637	2,993
1,177,654	BRL	06/04/13	UBS AG	588,415	9,660
31,711,000	CAD	06/20/13	Barclays Bank plc	30,840,676	(320,248)
11,323,000	EUR	04/02/13	Barclays Bank plc	14,699,213	184,817
10,301,000	EUR	04/02/13	Deutsche Bank AG	13,339,960	135,615
128,322,000	EUR	04/02/13	Goldman Sachs & Co.	170,523,898	6,034,241
138,266,000	EUR	05/02/13	BNP Paribas S.A.	176,756,766	(513,029)
24,601,200	EUR	09/13/13	Barclays Bank plc	31,912,676	336,678
37,616,000	GBP	04/02/13	BNP Paribas S.A.	56,604,350	(551,271)
7,066,000	GBP	04/02/13	Barclays Bank plc	10,768,867	32,435
26,176,000	GBP	05/02/13	Westpac Banking Corp.	39,656,640	(110,150)
10,810,000,000	JPY	05/07/13	Barclays Bank plc	118,948,194	4,086,599
790,000,000	JPY	05/13/13	Citibank N.A.	8,467,673	73,170
118,917,790	MXN	04/03/13	UBS AG	9,277,044	(349,879)

Net Unrealized Appreciation					$8,387,413

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

MIST-282

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation
90 Day EuroDollar Futures	09/14/15	586	USD	145,220,965	$121,686
90 Day EuroDollar Futures	03/14/16	1,118	USD	276,387,690	191,507

Net Unrealized Appreciation					$313,193

(USD)—	U.S. Dollar

Options Written

Options written as of March 28, 2013 were as follows:

Call Options Written

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Premium	Market Value	Unrealized Appreciation
OTC - BRL Currency	Morgan Stanley Capital Services, Inc.	2	05/31/13	(4,700,000)	$(68,150)	$(50,760)	$17,390
OTC - JPY Currency	JPMorgan Chase Bank N.A.	104	09/24/13	(10,200,000)	(71,910)	(57,640)	14,270
OTC - JPY Currency	BNP Paribas S.A.	97	04/16/13	(26,200,000)	(178,160)	(59,317)	118,843

Totals					$(318,220)	$(167,717)	$150,503

Put Options Written

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Premium	Market Value	Unrealized Appreciation/ (Depreciation)
OTC - JPY Currency	BNP Paribas S.A.	89	04/16/13	(26,200,000)	$(120,520)	$(14,043)	$106,477
OTC - JPY Currency	JPMorgan Chase Bank N.A.	88	09/24/13	(10,200,000)	(105,060)	(114,240)	(9,180)

Totals					$(225,580)	$(128,283)	$97,297

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	Deutsche Bank AG	0.000	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	1/22/2018	$(4,500,000)	$(43,650)	$(13,543)	$30,107
Floor - OTC CPURNSA Index	BNP Paribas S.A.	0.000	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/1/2018	(3,500,000)	(30,100)	(11,588)	18,512
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/10/2020	(5,100,000)	(38,250)	(8,342)	29,908
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	4/7/2020	(49,000,000)	(436,720)	(87,674)	349,046
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	9/29/2020	(4,700,000)	(60,630)	(3,836)	56,794

Totals						$(609,350)	$(124,983)	$484,367

MIST-283

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Options Written—(Continued)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value	Unrealized Appreciation
Put - OTC - 2-Year Interest Rate Swap	Barclays Capital, Inc.	6-Month EUR-LIBOR	Pay	0.850%	04/24/13	$	(30,600,000)	$(42,929)	$(314)	$42,615
Call - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	0.800%	04/29/13		(6,100,000)	(2,440)	(567)	1,873
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	1.700%	07/24/13		(5,600,000)	(25,234)	(2,347)	22,887
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	6-Month EUR-LIBOR	Pay	1.500%	06/03/13		(15,600,000)	(73,606)	(2,400)	71,206
Put - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.150%	04/29/13		(6,100,000)	(6,100)	(4,124)	1,976
Put - OTC - 2-Year Interest Rate Swap	Barclays Capital, Inc.	6-Month EUR-LIBOR	Pay	1.150%	07/24/13		(25,200,000)	(43,013)	(5,524)	37,489
Put - OTC - 5-Year Interest Rate Swap	Barclays Capital, Inc.	6-Month EUR-LIBOR	Pay	1.700%	07/24/13		(20,200,000)	(101,915)	(8,467)	93,448
Put - OTC - 2-Year Interest Rate Swap	Credit Suisse International	6-Month EUR-LIBOR	Pay	1.150%	07/24/13		(39,800,000)	(82,191)	(8,724)	73,467
Call - OTC - 2-Year Interest Rate Swap	Goldman Sachs and Co.	3-Month USD-LIBOR	Receive	1.500%	04/02/13		(113,700,000)	(305,758)	(9,664)	296,094
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	1.700%	07/24/13		(23,800,000)	(125,406)	(9,976)	115,430
Put - OTC - 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	2.650%	07/29/13		(10,800,000)	(66,900)	(34,549)	32,351
Call - OTC - 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	1.800%	07/29/13		(10,800,000)	(38,560)	(37,120)	1,440
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.400%	09/03/13		(15,400,000)	(51,220)	(48,710)	2,510
Put - OTC - 10-Year Interest Rate Swap	Barclays Capital, Inc.	3-Month USD-LIBOR	Pay	2.650%	07/29/13		(16,500,000)	(119,600)	(52,783)	66,817
Call - OTC - 10-Year Interest Rate Swap	Barclays Capital, Inc.	3-Month USD-LIBOR	Receive	1.800%	07/29/13		(16,500,000)	(74,280)	(56,710)	17,570
Put - OTC - 10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	2.650%	07/29/13		(26,300,000)	(193,505)	(84,134)	109,371
Call - OTC - 10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.800%	07/29/13		(26,300,000)	(122,455)	(90,393)	32,062
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.850%	04/14/14		(85,300,000)	(1,023,600)	(133,494)	890,106
Put - OTC - 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	2.650%	07/29/13		(43,200,000)	(267,500)	(138,197)	129,303
Call - OTC - 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	1.800%	07/29/13		(43,200,000)	(175,050)	(148,478)	26,572
Put - OTC - 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	1.500%	04/02/13		(113,700,000)	(435,723)	(223,845)	211,878

Totals								$(3,376,985)	$(1,100,520)	$2,276,465

(BRL)—	Brazilian Real
(CPURNSA)—	Consumer Price All Urban Non-Seasonally Adjusted
(JPY)—	Japanese Yen

MIST-284

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Swap Agreements

Open OTC interest rate swap agreements as of March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	INF EUR FRCPXTOB	2.000%	09/01/16	BNP Paribas S.A.	10,000,000	EUR	$237,309	$13,658	$223,651
Pay	INF EUR FRCPXTOB	1.950%	09/01/17	Credit Suisse International	5,400,000	EUR	99,718	31,816	67,902
Pay	INF EUR FRCPXTOB	1.950%	09/01/17	Societe Generale	16,500,000	EUR	304,695	—	304,695
Pay	INF EUR FRCPXTOB	2.000%	02/01/18	Citibank N.A.	3,200,000	EUR	42,976	1,033	41,943
Pay	INF EUR FRCPXTOB	2.000%	02/01/18	Deutsche Bank AG	2,100,000	EUR	28,203	1,463	26,740
Pay	INF EUR FRCPXTOB	2.000%	02/01/18	Morgan Stanley Capital Services, Inc.	300,000	EUR	4,029	121	3,908
Pay	INF EUR FRCPXTOB	2.150%	04/01/21	Credit Suisse International	2,100,000	EUR	15,290	3,291	11,999
Pay	INF EUR FRCPXTOB	2.150%	04/01/21	Goldman Sachs & Co.	2,500,000	EUR	18,202	8,534	9,668
Pay	INF EUR FRCPXTOB	2.150%	04/01/21	Morgan Stanley Capital Services, Inc.	2,900,000	EUR	21,115	(10,585)	31,700
Pay	INF EUR FRCPXTOB	2.100%	07/25/21	BNP Paribas S.A.	6,300,000	EUR	78,301	(60,767)	139,068
Pay	INF EUR FRCPXTOB	2.100%	07/25/21	JPMorgan Chase Bank N.A.	2,500,000	EUR	31,072	(24,033)	55,105
Pay	INF EUR FRCPXTOB	2.100%	07/25/21	Societe Generale	4,200,000	EUR	52,201	(35,687)	87,888
Receive	INF USD CPURNSA	2.415%	02/12/17	Goldman Sachs & Co.	39,500,000	USD	(13,866)	21,811	(35,677)
Receive	INF USD CPURNSA	2.250%	07/15/17	BNP Paribas S.A.	27,900,000	USD	43,106	33,197	9,909
Receive	INF USD CPURNSA	2.315%	11/16/17	Deutsche Bank AG	12,700,000	USD	38,265	—	38,265
Receive	INF USD CPURNSA	2.500%	07/15/22	BNP Paribas S.A.	9,500,000	USD	118,798	137,800	(19,002)
Receive	INF USD CPURNSA	2.500%	07/15/22	Deutsche Bank AG	8,700,000	USD	108,794	55,958	52,836
Receive	INF USD CPURNSA	2.663%	10/02/22	Citibank N.A.	12,500,000	USD	156,313	95,375	60,938
Pay	ZCS BRL CDI	8.255%	01/02/15	Goldman Sachs & Co.	13,300,000	BRL	23,832	16,785	7,047
Pay	ZCS BRL CDI	8.150%	01/02/15	Goldman Sachs & Co.	100,000	BRL	(124)	(240)	116
Pay	ZCS BRL CDI	7.900%	01/02/15	JPMorgan Chase Bank N.A.	50,400,000	BRL	(115,777)	(179,944)	64,167
Pay	ZCS BRL CDI	8.630%	01/02/15	Morgan Stanley Capital Services, Inc.	189,100,000	BRL	1,045,934	876,976	168,958
Pay	ZCS BRL CDI	8.260%	01/02/15	UBS AG	104,400,000	BRL	192,862	127,055	65,807
Pay	ZCS BRL CDI	8.560%	01/02/15	UBS AG	28,200,000	BRL	36,074	21,275	14,799

Totals							$2,567,322	$1,134,892	$1,432,430

Open centrally cleared interest rate swap agreements at March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/43	63,900,000	USD	$(160,734)

Open credit default swap agreements at March 28, 2013 were as follows:

OTC Credit Default Swaps on corporate issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
D.R. Horton, Inc. 5.375%, due 6/15/2012	(1.000%)	03/20/15	JPMorgan Chase Bank N.A.	0.677%	7,500,000	USD	$(47,913)	$403,143	$(451,056)
Echostar DBS Corp. 6.625%, due 10/1/2014	(3.650%)	12/20/13	Citibank N.A.	0.344%	6,200,000	USD	(151,361)	—	(151,361)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	03/20/14	Goldman Sachs & Co.	2.396%	7,000,000	EUR	(52,665)	405,885	(458,550)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	03/20/14	JPMorgan Chase Bank N.A.	2.396%	16,400,000	USD	(96,136)	768,895	(865,031)
Lexmark International, Inc. 5.900%, due 6/1/2013	(1.170%)	06/20/13	JPMorgan Chase Bank N.A.	0.249%	5,000,000	USD	(10,737)	—	(10,737)

Totals							$(358,812)	$1,577,923	$(1,936,735)

MIST-285

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
AIG / ILFC Senior Unsecured 8.250%, due 12/15/2020	5.000%	06/20/16	Citibank N.A.	2.043%	1,500,000	USD	$137,894	$(93,750)	$231,644
AIG / ILFC Senior Unsecured 8.250%, due 12/15/2020	5.000%	06/20/16	Deutsche Bank AG	2.043%	1,200,000	USD	110,315	(63,000)	173,315
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/20	Deutsche Bank AG	1.613%	7,200,000	USD	(293,573)	(238,660)	(54,913)
Nokia Oyj 6.750%, due 2/4/2019	5.000%	09/20/14	Goldman Sachs International	2.070%	3,400,000	EUR	187,692	(372,004)	559,696

Totals							$142,328	$(767,414)	$909,742

(BRL)—	Brazilian Real
(EUR)—	Euro
(USD)—	U.S. Dollar

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-286

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,457,168,962	$—	$3,457,168,962
Total Corporate Bonds & Notes*	—	330,824,557	—	330,824,557
Total Foreign Government*	—	271,206,582	—	271,206,582
Total Mortgage-Backed Securities*	—	185,883,996	—	185,883,996
Total Asset-Backed Securities*	—	104,484,856	—	104,484,856
Total Floating Rate Loans*	—	31,566,495	—	31,566,495
Total Municipals	—	1,338,195	—	1,338,195
Total Convertible Preferred Stock*	1,159,875	—	—	1,159,875
Total Purchased Options*	—	550,074	—	550,074
Short-Term Investments
Certificate of Deposit	—	2,548,789	—	2,548,789
Commercial Paper	—	110,713,898	—	110,713,898
Discount Note	—	24,999,062	—	24,999,062
Foreign Government	—	123,220,937	—	123,220,937
U.S. Treasury	—	2,881,399	—	2,881,399
Repurchase Agreements	—	1,580,111,000	—	1,580,111,000
Total Short-Term Investments	—	1,844,475,085	—	1,844,475,085
Total Investments	$1,159,875	$6,227,498,802	$—	$6,228,658,677

Secured Borrowings (Liability)	$—	$(2,501,633,034)	$—	$(2,501,633,034)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$13,500,226	$—	$13,500,226
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(3,611,696)	—	(3,611,696)
Total Forward Contracts	$—	$9,888,530	$—	$9,888,530
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$313,193	$—	$—	$313,193
Total Futures Contracts	$313,193	$—	$—	$313,193
Written Options
Written Options at Value	$—	$(296,000)	$—	$(296,000)
Inflation Floor at Value	—	(124,983)	—	(124,983)
Interest Rate Swaptions at Value	—	(1,100,520)	—	(1,100,520)
Total Written Options	$—	$(1,521,503)	$—	$(1,521,503)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(160,734)	$—	$(160,734)
Total Centrally Cleared Swap Contracts	$—	$(160,734)	$—	$(160,734)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,132,990	$—	$3,132,990
OTC Swap Contracts at Value (Liabilities)	—	(782,152)	—	(782,152)
Total OTC Swap Contracts	$—	$2,350,838	$—	$2,350,838

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Realized Loss	Change in Unrealized Appreciation	Sales	Balance as of March 28, 2013	Change in Unrealized Appreciation/Depreciation from Investments Still Held at March 28, 2013
Asset-Backed Securities
Asset-Backed - Automobile	$282,112	$(1,093)	$4,152	$(285,171)	$—	$—

MIST-287

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—69.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—37.0%
Fannie Mae 10 Yr. Pool 5.500%, 11/01/17	229,159	$245,868
5.500%, 09/01/18	376,062	403,502
5.500%, 10/01/18	166,196	178,314
4.500%, 11/01/18	61,414	66,101
4.500%, 12/01/18	41,232	44,379
4.500%, 05/01/19	1,617,859	1,741,150
3.500%, 10/01/20	4,944,559	5,245,026
3.000%, 12/01/20	440,576	466,708
3.000%, 02/01/21	1,211,538	1,283,397
3.000%, 08/01/21	889,918	942,701
3.000%, 11/01/21	217,388	230,282
3.000%, 03/01/22	893,578	946,578
3.000%, 05/01/22	3,118,361	3,303,318
2.500%, 08/01/22	447,870	469,197
Fannie Mae 15 Yr. Pool
6.500%, 12/01/13	41	41
6.500%, 04/01/16	23,975	25,570
6.500%, 06/01/16	11,609	12,381
6.500%, 07/01/16	38,251	40,796
6.500%, 08/01/16	2,333	2,489
6.500%, 09/01/16	14,804	15,789
6.500%, 10/01/16	31,619	33,723
6.500%, 02/01/17	24,420	26,045
6.000%, 03/01/17	8,974	9,630
6.000%, 04/01/17	18,453	19,523
6.000%, 06/01/17	8,661	9,294
6.000%, 07/01/17	45,235	47,815
6.500%, 07/01/17	25,824	27,925
6.500%, 10/01/17	10,578	11,439
5.500%, 12/01/17	8,264	8,890
5.500%, 01/01/18	240,398	258,470
4.500%, 02/01/18	29,349	31,659
5.500%, 02/01/18	1,851,593	1,990,845
4.500%, 05/01/18	691,286	745,695
4.500%, 06/01/18	183,571	196,962
4.500%, 08/01/18	15,175	16,749
5.500%, 11/01/18	7,005	7,531
5.500%, 09/01/19	234,356	251,967
4.500%, 10/01/19	676,386	729,621
5.500%, 09/01/20	35,215	38,566
4.500%, 12/01/20	457,724	493,464
5.500%, 12/01/20	6,543	7,035
4.500%, 01/01/22	39,967	43,512
4.000%, 03/01/22	148,093	158,914
5.500%, 03/01/22	445,950	488,380
5.500%, 04/01/22	356,097	389,978
5.500%, 07/01/22	286,623	313,701
5.500%, 09/01/22	145,598	159,451
5.500%, 10/01/22	1,237,313	1,355,038
5.500%, 11/01/22	352,725	386,286
5.500%, 12/01/22	256,889	281,332
4.500%, 02/01/23	704,444	758,346
5.500%, 02/01/23	433,814	475,089
4.500%, 03/01/23	444,053	478,031
5.500%, 03/01/23	60,229	65,960

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 05/01/23	146,077	$157,255
4.500%, 06/01/23	780,376	840,090
5.500%, 07/01/23	27,564	30,187
5.500%, 08/01/23	186,661	204,421
5.500%, 10/01/23	298,100	326,463
5.500%, 11/01/23	43,143	46,148
5.500%, 12/01/23	129,429	141,743
4.500%, 01/01/24	28,570	30,751
5.500%, 01/01/24	38,465	42,125
5.500%, 03/01/24	233,613	255,840
4.500%, 04/01/24	210,000	226,397
4.500%, 05/01/24	133,324	143,505
4.000%, 07/01/24	60,907	65,224
4.500%, 08/01/24	7,070	7,610
5.500%, 09/01/24	168,121	184,117
4.500%, 10/01/24	996,336	1,072,419
4.500%, 11/01/24	225,613	243,016
5.500%, 01/01/25	3,086,814	3,380,514
4.000%, 02/01/25	1,982,240	2,122,130
4.500%, 02/01/25	1,092,263	1,175,669
4.500%, 03/01/25	1,316,816	1,417,372
4.500%, 04/01/25	545,859	587,542
4.500%, 05/01/25	2,071,642	2,229,838
5.500%, 05/01/25	970,769	1,063,135
4.500%, 06/01/25	226,063	243,326
4.500%, 07/01/25	7,970,049	8,578,662
3.500%, 09/01/25	32,389	34,357
4.000%, 09/01/25	122,096	130,712
4.500%, 09/01/25	281,692	303,203
3.500%, 10/01/25	8,865,291	9,404,009
3.000%, 11/01/25	427,017	449,408
3.500%, 11/01/25	126,328	134,005
4.500%, 11/01/25	299,777	322,669
3.500%, 12/01/25	11,417,564	12,111,376
3.500%, 01/01/26	2,476,442	2,626,928
3.500%, 03/01/26	6,257,727	6,639,946
3.500%, 04/01/26	87,528	92,874
4.500%, 04/01/26	38,409	41,432
4.000%, 06/01/26	97,758	104,688
3.000%, 07/01/26	385,217	405,537
3.500%, 07/01/26	4,917,125	5,217,460
3.500%, 08/01/26	4,229,018	4,487,324
3.000%, 09/01/26	1,350,069	1,421,285
3.500%, 09/01/26	12,647,014	13,419,488
3.000%, 10/01/26	1,488,147	1,566,646
3.000%, 11/01/26	1,788,407	1,882,745
3.000%, 12/01/26	3,855,268	4,058,631
3.500%, 12/01/26	17,680,127	18,760,021
3.000%, 01/01/27	818,173	861,331
3.000%, 02/01/27	2,798,362	2,947,159
3.000%, 03/01/27	872,182	918,734
3.000%, 04/01/27	25,830,919	27,209,640
3.000%, 05/01/27	2,890,909	3,045,210
3.000%, 07/01/27	7,859,701	8,279,211
2.500%, 09/01/27	3,108,913	3,229,751

MIST-288

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.000%, 09/01/27	265,771	$279,956
2.500%, 10/01/27	17,474,341	18,153,542
2.500%, 11/01/27	22,257,666	23,122,787
2.500%, 12/01/27	6,314,919	6,560,648
2.500%, TBA (a)	33,000,000	34,207,658
3.000%, TBA (a)	55,000,000	57,839,258
3.500%, TBA (a)	1,000,000	1,060,312
4.000%, TBA (a)	14,000,000	14,981,641
4.500%, TBA (a)	21,000,000	22,597,149
Fannie Mae 20 Yr. Pool 6.000%, 08/01/18	10,077	11,042
6.000%, 12/01/18	12,354	13,537
5.500%, 02/01/19	41,739	45,540
6.000%, 02/01/19	19,205	21,043
6.000%, 06/01/22	1,530,243	1,676,748
6.000%, 09/01/22	392,630	430,219
5.500%, 10/01/22	56,615	61,770
6.000%, 10/01/22	245,865	269,404
6.000%, 01/01/23	433,364	474,854
5.500%, 06/01/23	595,919	655,393
5.000%, 01/01/25	335,294	368,599
5.500%, 03/01/25	1,502,288	1,659,496
5.500%, 10/01/25	12,603	13,861
5.500%, 11/01/26	70,269	76,798
6.000%, 12/01/26	41,713	45,981
5.500%, 01/01/27	172,274	188,821
5.500%, 06/01/27	34,073	37,346
5.500%, 07/01/27	728,696	796,411
5.500%, 08/01/27	316,737	346,170
5.500%, 11/01/27	130,130	142,222
6.000%, 11/01/27	31,530	34,864
5.500%, 12/01/27	684,149	747,725
5.500%, 01/01/28	337,849	369,244
5.500%, 03/01/28	150,728	164,640
5.000%, 04/01/28	1,841,403	1,996,695
5.500%, 04/01/28	490,220	535,468
5.000%, 05/01/28	184,817	200,403
5.500%, 05/01/28	214,365	234,151
5.000%, 06/01/28	59,443	64,456
5.500%, 06/01/28	62,528	68,299
5.000%, 07/01/28	238,652	258,778
5.500%, 07/01/28	32,468	35,465
5.500%, 09/01/28	475,868	519,791
6.000%, 09/01/28	184,076	202,447
5.500%, 10/01/28	80,610	88,050
6.000%, 10/01/28	140,509	154,532
5.500%, 12/01/28	35,026	38,259
5.500%, 01/01/29	441,265	481,995
4.000%, 04/01/29	196,242	210,813
4.000%, 05/01/29	600,149	644,710
4.500%, 05/01/29	717,338	774,968
4.500%, 06/01/29	251,329	271,376
4.500%, 07/01/29	66,887	72,222
5.500%, 07/01/29	320,518	349,902
5.500%, 10/01/29	720,303	786,339

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 20 Yr. Pool
4.000%, 03/01/30	361,793	$388,657
5.500%, 04/01/30	741,090	817,530
4.000%, 05/01/30	529,835	569,176
4.500%, 05/01/30	23,762	25,642
4.500%, 06/01/30	4,064,321	4,385,953
4.500%, 07/01/30	252,021	272,122
4.000%, 08/01/30	488,615	524,895
4.000%, 09/01/30	280,709	301,551
4.000%, 10/01/30	12,189	13,094
4.000%, 11/01/30	795,046	854,079
4.000%, 12/01/30	19,690	21,152
4.500%, 04/01/31	138,460	150,023
4.000%, 09/01/31	630,689	677,518
4.000%, 11/01/31	124,822	134,090
Fannie Mae 30 Yr. Pool 8.000%, 10/01/25	2,496	3,010
6.000%, 12/01/28	108,087	121,076
6.000%, 01/01/29	57,951	64,938
6.000%, 02/01/29	328,991	368,662
5.000%, 04/01/29	740,099	809,337
6.000%, 04/01/29	9,888	11,081
6.000%, 06/01/29	14,154	15,861
7.500%, 09/01/30	1,234	1,431
5.000%, 03/01/32	4,329	4,733
6.000%, 07/01/32	263,821	296,952
5.000%, 09/01/32	10,185	11,100
5.000%, 10/01/32	16,731	18,233
5.000%, 11/01/32	4,363	4,755
6.000%, 11/01/32	134,981	151,324
6.000%, 01/01/33	41,140	45,756
6.000%, 02/01/33	61,930	69,708
5.000%, 03/01/33	7,284	7,938
6.000%, 03/01/33	55,815	62,824
5.000%, 04/01/33	6,723,032	7,326,774
6.000%, 04/01/33	45,057	50,913
5.000%, 05/01/33	704	768
6.000%, 05/01/33	60,231	67,494
5.000%, 06/01/33	40,721	44,364
5.500%, 06/01/33	205,396	225,159
5.000%, 07/01/33	13,914,055	15,165,063
6.000%, 07/01/33	59,773	66,980
5.000%, 08/01/33	8,501	9,461
6.000%, 08/01/33	84,089	94,229
4.500%, 09/01/33	1,289,767	1,394,251
5.000%, 09/01/33	18,391	20,239
4.500%, 10/01/33	1,438,433	1,555,225
5.000%, 10/01/33	69,234	77,052
5.000%, 11/01/33	1,894	2,108
5.000%, 12/01/33	10,379	11,312
4.500%, 01/01/34	1,850,685	2,000,610
5.000%, 01/01/34	244,347	268,351
6.000%, 01/01/34	6,684	7,523
5.000%, 03/01/34	427,121	464,861
5.000%, 04/01/34	461,115	513,188
4.000%, 05/01/34	390,369	418,865

MIST-289

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 05/01/34	146,488	$161,634
5.000%, 06/01/34	12,052	13,364
5.500%, 06/01/34	126,806	139,917
4.500%, 07/01/34	494,656	534,419
5.500%, 07/01/34	83,946	93,229
5.500%, 09/01/34	17,601	19,421
6.000%, 09/01/34	90,480	100,457
5.000%, 10/01/34	4,882	5,311
5.000%, 11/01/34	3,101	3,374
5.500%, 11/01/34	796,126	878,442
6.000%, 11/01/34	25,827	28,804
4.500%, 12/01/34	28,404	30,688
5.000%, 12/01/34	4,668	5,078
5.500%, 12/01/34	1,604,557	1,770,461
4.500%, 01/01/35	1,361,389	1,471,660
5.000%, 01/01/35	356,133	396,013
5.500%, 01/01/35	1,141,659	1,259,702
5.000%, 02/01/35	24,689,866	26,901,952
5.500%, 02/01/35	1,598,987	1,764,002
5.000%, 03/01/35	21,349,022	23,224,810
5.500%, 03/01/35	218,710	239,957
5.000%, 04/01/35	940,614	1,021,889
6.000%, 04/01/35	2,615,308	2,943,902
4.000%, 05/01/35	20,426	21,917
5.000%, 05/01/35	325,828	353,857
5.500%, 05/01/35	5,246	5,756
6.000%, 05/01/35	148,488	165,469
5.000%, 06/01/35	12,970,788	14,109,645
5.500%, 06/01/35	770,086	844,896
5.000%, 07/01/35	44,152,070	48,025,856
6.000%, 07/01/35	207,101	230,435
4.500%, 08/01/35	1,550,479	1,672,208
5.000%, 08/01/35	1,276,313	1,386,097
4.500%, 09/01/35	772,152	832,775
5.000%, 09/01/35	4,585,002	4,979,552
6.000%, 09/01/35	47,732	52,712
4.500%, 10/01/35	1,001,315	1,081,806
5.000%, 10/01/35	6,317,594	6,861,669
5.500%, 10/01/35	200,103	219,542
5.000%, 11/01/35	695,211	755,037
5.000%, 12/01/35	1,627,583	1,767,641
5.500%, 12/01/35	4,461,104	4,894,882
6.000%, 12/01/35	160,254	177,328
5.000%, 01/01/36	240,809	261,532
5.500%, 01/01/36	72,670	79,729
5.000%, 02/01/36	8,159,611	8,861,467
5.000%, 03/01/36	1,718,005	1,865,696
6.000%, 03/01/36	327,912	360,075
5.000%, 04/01/36	75,217	81,502
5.500%, 04/01/36	56,390	61,586
6.000%, 04/01/36	20,726	22,935
5.000%, 05/01/36	510,541	553,438
5.500%, 05/01/36	49,680	54,258
6.000%, 05/01/36	868,292	954,855
5.000%, 06/01/36	1,212,002	1,313,314

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 06/01/36	78,790	$86,517
4.500%, 07/01/36	98,220	105,901
5.000%, 07/01/36	89,692	97,578
5.500%, 07/01/36	4,256,236	4,696,313
6.000%, 07/01/36	240,796	264,415
5.000%, 08/01/36	2,922,943	3,174,469
6.000%, 08/01/36	10,182,293	11,181,681
5.000%, 09/01/36	658,695	715,376
5.500%, 09/01/36	495,578	545,734
6.000%, 09/01/36	2,283,210	2,507,156
5.000%, 10/01/36	600,972	651,183
6.000%, 10/01/36	1,459,246	1,604,497
5.000%, 11/01/36	138,904	150,510
5.500%, 11/01/36	468,834	512,034
6.000%, 11/01/36	798,756	878,647
4.500%, 12/01/36	1,846,711	1,991,120
5.000%, 12/01/36	1,196,364	1,299,297
5.500%, 12/01/36	84,589	92,382
6.000%, 12/01/36	10,931,341	12,004,004
4.500%, 01/01/37	8,763,461	9,448,746
5.000%, 01/01/37	497,758	539,346
5.500%, 01/01/37	754,396	823,654
6.000%, 01/01/37	407,318	447,195
4.500%, 02/01/37	336,025	362,406
5.000%, 02/01/37	13,914,258	15,107,268
5.500%, 02/01/37	1,014,975	1,107,803
6.000%, 02/01/37	20,574,758	22,569,909
5.000%, 03/01/37	1,021,268	1,106,597
5.500%, 03/01/37	272,533	297,695
6.000%, 03/01/37	1,593,829	1,749,336
5.000%, 04/01/37	3,387,030	3,670,023
5.500%, 04/01/37	81,190	88,571
6.000%, 04/01/37	3,745,671	4,113,241
5.000%, 05/01/37	317,624	344,162
5.500%, 05/01/37	2,740,551	2,989,656
6.000%, 05/01/37	2,427,093	2,664,609
5.000%, 06/01/37	706,530	765,561
5.500%, 06/01/37	9,080,914	9,906,331
6.000%, 06/01/37	1,732,076	1,901,781
5.000%, 07/01/37	1,428,381	1,548,323
5.500%, 07/01/37	2,746,894	2,997,028
6.000%, 07/01/37	15,494,968	16,995,521
4.500%, 08/01/37	1,027,493	1,108,161
5.000%, 08/01/37	111,000	120,274
5.500%, 08/01/37	71,785	78,310
6.000%, 08/01/37	3,044,139	3,342,368
5.500%, 09/01/37	940,424	1,026,939
6.000%, 09/01/37	8,856,508	9,714,421
6.000%, 10/01/37	1,552,617	1,702,963
6.000%, 11/01/37	224,946	246,728
4.500%, 12/01/37	34,315,515	37,073,983
5.500%, 12/01/37	424,940	463,565
5.500%, 01/01/38	2,297,127	2,505,926
5.000%, 02/01/38	4,099,994	4,453,752
5.500%, 02/01/38	4,423,866	4,826,125

MIST-290

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 02/01/38	33,768	$38,156
5.000%, 03/01/38	3,908,349	4,234,900
5.500%, 03/01/38	6,156,784	6,833,496
5.000%, 04/01/38	7,772,687	8,422,110
5.500%, 04/01/38	1,691,217	1,844,942
5.000%, 05/01/38	12,985,977	14,092,645
5.500%, 05/01/38	10,654,898	11,623,385
6.000%, 05/01/38	570,240	625,580
4.500%, 06/01/38	40,498,938	43,754,464
5.000%, 06/01/38	1,983,105	2,148,798
5.500%, 06/01/38	33,482,166	36,527,576
6.000%, 06/01/38	287,369	316,444
5.000%, 07/01/38	180,506	195,587
5.500%, 07/01/38	1,178,713	1,286,059
6.000%, 07/01/38	2,134,348	2,341,023
5.000%, 08/01/38	4,633,179	5,031,613
5.500%, 08/01/38	253,400	276,433
6.000%, 08/01/38	888,803	975,213
6.000%, 09/01/38	1,821,098	1,997,378
5.000%, 10/01/38	400,030	433,453
5.500%, 10/01/38	226,125	246,680
6.000%, 10/01/38	1,151,618	1,263,566
5.000%, 11/01/38	688,318	745,828
5.500%, 11/01/38	13,567,802	14,801,058
6.000%, 11/01/38	841,896	923,432
4.500%, 12/01/38	618,942	667,148
5.000%, 12/01/38	1,388,078	1,504,055
5.500%, 12/01/38	11,713,236	12,785,111
6.000%, 12/01/38	1,222,979	1,341,805
4.000%, 01/01/39	49,381	52,708
4.500%, 01/01/39	32,827	35,384
5.000%, 01/01/39	642,196	695,853
5.500%, 01/01/39	52,587,661	57,428,853
6.000%, 01/01/39	1,179,226	1,300,507
4.000%, 02/01/39	187,911	200,483
4.500%, 02/01/39	620,474	668,800
5.500%, 02/01/39	107,897	117,839
4.000%, 03/01/39	672,745	717,756
5.000%, 03/01/39	255,955	277,340
4.000%, 04/01/39	768,267	819,670
4.500%, 04/01/39	423,370	456,345
5.000%, 04/01/39	5,328,365	5,797,942
4.000%, 05/01/39	3,400,295	3,673,532
4.500%, 05/01/39	238,843	261,812
5.000%, 05/01/39	215,874	233,910
5.500%, 05/01/39	4,889,505	5,339,468
4.000%, 06/01/39	113,553	121,150
4.500%, 06/01/39	80,490	86,759
5.000%, 06/01/39	3,551,858	3,851,381
6.000%, 06/01/39	340,112	372,727
4.500%, 07/01/39	782,029	842,938
5.000%, 07/01/39	1,865,240	2,021,673
5.500%, 07/01/39	106,559	116,244
6.000%, 07/01/39	7,180	7,875
4.500%, 08/01/39	17,209	18,549

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 08/01/39	547,232	$597,657
4.000%, 09/01/39	60,319	64,355
4.500%, 09/01/39	2,434,971	2,624,619
5.500%, 09/01/39	1,145,535	1,255,030
4.500%, 11/01/39	13,971,462	15,059,636
5.000%, 11/01/39	849,241	920,196
4.000%, 12/01/39	10,433,284	11,128,931
4.500%, 12/01/39	1,820,043	1,962,659
5.500%, 12/01/39	581,828	635,885
4.500%, 01/01/40	3,988,578	4,299,230
4.000%, 02/01/40	88,992	94,946
4.500%, 02/01/40	3,971,023	4,280,307
4.000%, 03/01/40	58,990	62,937
4.500%, 04/01/40	728,859	786,537
4.000%, 05/01/40	460,395	491,198
4.500%, 05/01/40	9,333,769	10,074,403
5.500%, 05/01/40	51,208	55,863
6.000%, 05/01/40	17,814	19,950
4.000%, 06/01/40	20,518	21,891
4.500%, 06/01/40	2,580,457	2,785,638
5.000%, 06/01/40	159,206	176,140
4.000%, 07/01/40	9,315,085	9,936,418
4.500%, 07/01/40	4,095,434	4,419,529
5.000%, 07/01/40	179,276	196,029
4.000%, 08/01/40	5,670,948	6,050,010
4.500%, 08/01/40	28,581,635	30,800,356
5.000%, 08/01/40	150,576	165,416
4.000%, 09/01/40	82,905,886	88,570,429
4.500%, 09/01/40	76,645,057	82,710,538
4.000%, 10/01/40	17,041,471	18,185,189
4.500%, 10/01/40	32,593,455	35,172,754
4.000%, 11/01/40	4,218,939	4,501,212
4.500%, 11/01/40	4,459,221	4,812,103
5.000%, 11/01/40	336,076	369,197
4.000%, 12/01/40	22,161,058	23,664,923
4.500%, 12/01/40	8,075,227	8,714,266
5.500%, 12/01/40	379,444	416,282
4.000%, 01/01/41	9,981,968	10,658,892
4.500%, 01/01/41	2,508,594	2,709,275
4.000%, 02/01/41	37,434,661	39,946,906
4.500%, 02/01/41	4,878,246	5,266,083
5.000%, 02/01/41	248,764	270,171
4.000%, 03/01/41	27,197,409	29,108,173
4.500%, 03/01/41	6,874,287	7,422,248
4.000%, 04/01/41	51,803,780	55,282,327
4.500%, 04/01/41	29,155,021	31,480,693
5.000%, 04/01/41	321,740	364,709
4.000%, 05/01/41	1,462,988	1,561,328
4.500%, 05/01/41	53,842,137	58,161,380
4.000%, 06/01/41	8,414,438	8,980,048
4.500%, 06/01/41	25,567,973	27,607,287
4.000%, 07/01/41	7,452,450	7,953,395
4.500%, 07/01/41	32,899,657	35,524,382
5.000%, 07/01/41	365,084	407,111
5.500%, 07/01/41	6,394,249	6,975,460

MIST-291

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 08/01/41	26,361,816	$28,133,825
4.500%, 08/01/41	19,166,640	20,700,109
4.000%, 09/01/41	18,261,206	19,498,022
4.500%, 09/01/41	6,557,591	7,082,188
5.500%, 09/01/41	57,735	62,983
4.000%, 10/01/41	12,713,925	13,568,542
4.500%, 10/01/41	272,063	293,762
5.000%, 10/01/41	399,212	432,567
4.000%, 11/01/41	49,044,835	52,341,404
4.500%, 11/01/41	13,870,184	14,976,947
4.000%, 12/01/41	47,178,035	50,349,287
4.500%, 12/01/41	3,912,325	4,235,028
4.000%, 01/01/42	14,852,823	15,857,934
4.000%, 02/01/42	6,464,587	6,904,366
4.500%, 02/01/42	311,837	340,023
4.000%, 03/01/42	34,072,688	36,368,330
4.500%, 03/01/42	911,787	994,200
4.000%, 04/01/42	10,019,229	10,733,009
4.500%, 04/01/42	745,907	807,023
5.000%, 04/01/42	334,523	362,473
4.000%, 05/01/42	14,826,935	15,840,304
4.000%, 06/01/42	1,882,772	2,009,822
4.500%, 06/01/42	499,318	544,449
4.000%, 07/01/42	3,107,388	3,337,914
4.000%, 08/01/42	1,405,709	1,502,957
5.000%, 11/01/42	429,589	476,839
4.000%, 12/01/42	135,309	144,933
3.000%, TBA (a)	118,000,000	121,742,807
3.500%, TBA (a)	53,000,000	55,981,250
4.000%, TBA (a)	439,000,000	467,997,365
4.500%, TBA (a)	154,000,000	165,965,320
5.000%, TBA (a)	50,000,000	54,081,388
5.500%, TBA (a)	44,000,000	47,970,942
6.000%, TBA (a)	43,500,000	47,652,901
Fannie Mae ARM Pool 2.121%, 10/01/28 (b)	202,183	211,940
2.095%, 02/01/31 (b)	259,991	262,656
2.361%, 09/01/31 (b)	92,323	98,769
2.261%, 07/01/32 (b)	41,355	41,762
2.843%, 09/01/32 (b)	289,205	308,337
2.885%, 11/01/32 (b)	107,020	114,486
2.403%, 03/01/33 (b)	6,977	7,447
1.962%, 06/01/33 (b)	84,218	88,277
2.363%, 07/01/33 (b)	70,995	75,423
2.456%, 04/01/34 (b)	20,910	22,229
2.689%, 05/01/34 (b)	1,483,434	1,567,593
2.935%, 09/01/34 (b)	1,615,925	1,727,575
4.582%, 09/01/34 (b)	146,802	158,949
2.622%, 10/01/34 (b)	40,413	42,983
2.492%, 11/01/34 (b)	5,347,448	5,751,187
2.529%, 11/01/34 (b)	10,002	10,605
2.777%, 11/01/34 (b)	252,634	269,333
2.256%, 12/01/34 (b)	3,103,129	3,313,653
2.354%, 12/01/34 (b)	1,214,758	1,289,091
2.519%, 12/01/34 (b)	110,971	117,876

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
2.116%, 01/01/35 (b)	498,202	$529,845
2.449%, 01/01/35 (b)	168,907	180,286
2.469%, 01/01/35 (b)	122,872	130,598
2.491%, 01/01/35 (b)	127,794	135,801
2.534%, 01/01/35 (b)	43,788	46,584
2.388%, 02/01/35 (b)	337,608	359,350
2.505%, 02/01/35 (b)	82,746	88,479
2.259%, 03/01/35 (b)	109,468	115,711
2.688%, 04/01/35 (b)	252,786	267,684
2.438%, 05/01/35 (b)	944,287	1,013,019
2.676%, 05/01/35 (b)	132,123	141,618
2.348%, 08/01/35 (b)	1,908,275	2,027,282
2.824%, 08/01/35 (b)	1,337,353	1,428,207
1.877%, 09/01/35 (b)	3,820,102	4,019,566
2.282%, 10/01/35 (b)	1,081,533	1,157,336
2.066%, 11/01/35 (b)	443,262	465,870
2.357%, 11/01/35 (b)	1,231,841	1,314,975
2.628%, 11/01/35 (b)	583,634	626,199
5.358%, 01/01/36 (b)	400,873	432,107
2.121%, 08/01/36 (b)	965,042	1,030,801
4.472%, 12/01/36 (b)	612,401	648,905
1.378%, 08/01/41 (b)	636,493	651,990
1.422%, 09/01/41 (b)	1,725,662	1,784,193
1.378%, 07/01/42 (b)	548,225	559,035
1.378%, 08/01/42 (b)	490,582	499,161
1.378%, 10/01/44 (b)	887,337	904,056
Fannie Mae Pool 8.000%, 08/01/14	670	688
2.475%, 04/01/19	15,200,000	16,095,029
3.330%, 11/01/21	1,564,410	1,711,598
3.240%, 07/01/22	23,379,189	25,112,796
2.310%, 08/01/22	8,200,000	8,296,078
2.870%, 09/01/27	7,300,000	7,085,995
5.500%, 06/01/37	202,961	221,409
Fannie Mae REMICS (CMO) 0.603%, 09/18/31 (b)	621,721	625,394
1.104%, 04/25/32 (b)	200,109	203,900
1.104%, 04/25/32 (b)	23,542	23,988
2.640%, 05/25/35 (b)	2,648,489	2,792,134
Freddie Mac 15 Yr. Gold Pool 5.500%, 05/01/14	2,967	3,047
6.000%, 06/01/14	3,700	3,801
6.000%, 03/01/15	277	285
5.500%, 04/01/16	5,368	5,717
5.500%, 09/01/19	565,023	611,280
Freddie Mac 20 Yr. Gold Pool 6.000%, 03/01/21	97,259	106,217
5.500%, 04/01/21	34,827	38,280
6.000%, 01/01/22	423,256	462,241
6.000%, 10/01/22	1,420,972	1,551,853
5.500%, 12/01/22	2,383	2,582
6.000%, 12/01/22	87,879	95,973
5.500%, 03/01/23	502,974	544,901
6.000%, 04/01/23	77,394	84,910
5.500%, 06/01/26	11,426	12,453

MIST-292

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
5.500%, 08/01/26	5,076	$5,532
5.500%, 06/01/27	197,020	211,190
5.500%, 12/01/27	227,361	247,094
5.500%, 01/01/28	137,264	149,178
5.500%, 02/01/28	41,618	45,230
5.500%, 05/01/28	357,191	387,970
5.500%, 06/01/28	635,170	689,902
4.000%, 06/01/30	350,362	375,968
4.000%, 09/01/30	1,405,945	1,508,696
4.000%, 10/01/30	75,491	81,008
Freddie Mac 30 Yr. Gold Pool 5.500%, 03/01/32	78,307	85,605
5.500%, 01/01/33	5,733	6,268
5.500%, 05/01/33	11,703	12,779
5.500%, 08/01/33	7,100	7,753
5.500%, 10/01/33	13,715	14,976
5.500%, 12/01/33	5,103	5,572
5.500%, 01/01/34	7,127	7,783
5.500%, 05/01/34	127,167	138,860
5.500%, 09/01/34	95,119	103,746
5.500%, 01/01/35	139,871	152,557
4.500%, 06/01/35	288,724	309,509
5.500%, 07/01/35	6,503	7,109
5.500%, 10/01/35	158,429	172,601
5.500%, 11/01/35	246,488	268,537
5.500%, 12/01/35	117,934	128,483
5.500%, 01/01/36	285,103	312,120
5.500%, 02/01/36	206,216	227,332
5.500%, 04/01/36	101,053	109,461
5.500%, 06/01/36	6,969,806	7,601,971
5.500%, 07/01/36	209,750	227,791
5.500%, 08/01/36	235,755	256,033
5.500%, 10/01/36	72,074	78,408
5.500%, 12/01/36	1,829,817	1,987,205
5.500%, 02/01/37	189,778	205,575
5.500%, 03/01/37	60,863	65,945
5.500%, 04/01/37	253,874	275,818
5.500%, 06/01/37	281,580	305,689
5.500%, 07/01/37	1,533,843	1,665,281
5.500%, 08/01/37	385,030	424,645
5.500%, 09/01/37	189,181	205,578
5.500%, 10/01/37	56,981	61,722
5.500%, 11/01/37	1,578,017	1,710,482
5.500%, 12/01/37	86,076	93,237
5.500%, 01/01/38	505,757	547,835
5.500%, 02/01/38	1,314,172	1,423,512
5.500%, 03/01/38	522,819	566,422
5.500%, 04/01/38	1,136,483	1,233,557
5.500%, 05/01/38	2,121,939	2,298,487
5.500%, 06/01/38	1,585,479	1,717,392
5.500%, 07/01/38	2,635,339	2,854,759
5.500%, 08/01/38	1,063,141	1,151,541
4.500%, 09/01/38	33,943	36,323
5.500%, 09/01/38	1,756,307	1,902,401
5.500%, 10/01/38	50,286,426	54,470,925

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 11/01/38	23,606,804	$25,571,653
5.500%, 12/01/38	28,943	31,568
5.500%, 01/01/39	3,639,290	3,942,082
4.500%, 02/01/39	361,666	387,024
5.500%, 02/01/39	685,104	742,215
5.500%, 03/01/39	510,995	553,510
5.500%, 09/01/39	236,212	259,998
4.500%, 10/01/39	277,840	297,321
5.500%, 02/01/40	525,296	569,001
5.500%, 03/01/40	42,960	46,534
4.500%, 04/01/40	2,105,663	2,254,616
5.500%, 05/01/40	15,355	16,633
4.500%, 08/01/40	152,487	163,274
5.500%, 08/01/40	474,890	514,401
4.000%, 09/01/40	6,965,827	7,406,343
4.500%, 10/01/40	373,185	408,331
4.000%, 11/01/40	1,332,432	1,416,695
4.000%, 12/01/40	2,953,079	3,149,208
4.500%, 12/01/40	52,417	57,353
4.000%, 01/01/41	66,150	70,334
5.500%, 02/01/41	146,522	159,995
4.500%, 04/01/41	27,238,906	29,204,079
4.500%, 05/01/41	7,421,224	7,956,635
4.000%, 07/01/41	2,300,038	2,445,491
4.500%, 09/01/41	1,101,603	1,181,079
4.000%, 10/01/41	5,752,554	6,116,343
4.500%, 10/01/41	310,046	338,761
4.000%, 11/01/41	2,804,535	2,981,892
4.000%, 01/01/42	1,574,628	1,674,207
4.000%, 04/01/42	128,290	136,387
4.000%, TBA (a)	19,000,000	20,199,375
4.500%, TBA (a)	6,000,000	6,420,000
5.500%, TBA (a)	5,000,000	5,415,431
Freddie Mac ARM Non-Gold Pool 2.594%, 01/01/29 (b)	839,073	902,673
2.375%, 11/01/31 (b)	46,815	50,012
3.086%, 08/01/32 (b)	205,293	219,118
2.279%, 10/01/34 (b)	110,849	116,448
2.379%, 11/01/34 (b)	207,383	221,399
2.902%, 11/01/34 (b)	70,883	76,247
2.912%, 11/01/34 (b)	106,126	113,721
2.976%, 11/01/34 (b)	54,536	58,415
2.459%, 01/01/35 (b)	488,862	522,361
2.560%, 01/01/35 (b)	113,971	121,258
2.312%, 02/01/35 (b)	107,932	114,669
2.400%, 02/01/35 (b)	207,726	222,429
2.501%, 02/01/35 (b)	128,537	136,610
2.503%, 02/01/35 (b)	95,486	102,143
2.553%, 02/01/35 (b)	122,959	130,423
2.571%, 02/01/35 (b)	60,345	64,270
2.779%, 02/01/35 (b)	120,105	128,850
5.336%, 03/01/35 (b)	289,375	313,043
2.400%, 06/01/35 (b)	2,622,535	2,793,856
2.393%, 08/01/35 (b)	1,330,647	1,421,796
2.418%, 09/01/35 (b)	1,010,691	1,078,666
2.457%, 09/01/35 (b)	503,434	534,696

MIST-293

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac REMICS (CMO) 1.875%, 11/15/23 (b)	829,415	$861,144
6.500%, 01/15/24	56,513	64,737
3.500%, 07/15/32	87,943	90,799
0.453%, 07/15/34 (b)	215,150	215,003
3.500%, 01/15/42	20,832,331	21,543,745
Freddie Mac Structured Pass-Through Securities (CMO) 1.575%, 07/25/44 (b)	9,193,258	9,428,527
1.375%, 10/25/44 (b)	1,788,185	1,785,161
1.375%, 02/25/45 (b)	159,764	154,318
Ginnie Mae I 15 Yr. Pool 6.000%, 04/15/14	6,632	6,865
Ginnie Mae I 30 Yr. Pool 7.000%, 10/15/23	17,534	20,411
7.500%, 01/15/26	15,958	18,448
Ginnie Mae I Pool 7.500%, 04/15/31	5,507,713	5,750,941
Ginnie Mae II ARM Pool 2.000%, 02/20/22 (b)	18,382	19,117
2.000%, 04/20/22 (b)	2,319	2,421
1.625%, 01/20/23 (b)	32,361	33,758
1.625%, 01/20/26 (b)	16,207	16,855
1.625%, 02/20/26 (b)	16,769	17,493
1.750%, 05/20/26 (b)	26,152	27,512
2.500%, 11/20/26 (b)	17,433	18,288
1.625%, 01/20/27 (b)	9,447	9,854
1.625%, 02/20/27 (b)	11,914	12,399
1.750%, 06/20/27 (b)	9,478	9,971
1.750%, 08/20/27 (b)	97,719	102,735
1.750%, 09/20/27 (b)	84,702	89,050
1.625%, 11/20/27 (b)	27,766	29,111
1.625%, 02/20/28 (b)	19,069	19,892
1.625%, 03/20/28 (b)	21,264	22,181
1.750%, 05/20/28 (b)	9,255	9,736
1.625%, 10/20/28 (b)	21,234	22,262
1.750%, 04/20/29 (b)	7,357	7,740
2.250%, 04/20/29 (b)	17,125	17,848
1.750%, 05/20/29 (b)	14,412	15,161
1.750%, 07/20/29 (b)	15,819	16,631
1.750%, 08/20/29 (b)	15,603	16,404
1.750%, 09/20/29 (b)	20,673	21,734
1.625%, 10/20/29 (b)	12,663	13,276
1.625%, 01/20/30 (b)	57,949	60,451
2.000%, 04/20/30 (b)	35,452	37,012
2.000%, 05/20/30 (b)	46,070	48,098
1.750%, 06/20/30 (b)	18,845	19,824
2.500%, 10/20/30 (b)	6,003	6,297
1.625%, 11/20/30 (b)	78,914	82,735
1.750%, 04/20/31 (b)	21,928	23,068
1.750%, 08/20/31 (b)	6,028	6,337
2.125%, 10/20/31 (b)	6,785	7,091
1.625%, 03/20/32 (b)	1,038	1,083
1.750%, 04/20/32 (b)	12,441	13,088
1.750%, 05/20/32 (b)	30,519	32,106
1.750%, 07/20/32 (b)	15,926	16,743

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II ARM Pool
1.625%, 03/20/33 (b)	9,660	$10,077
1.750%, 09/20/33 (b)	105,663	111,088

		3,405,258,970

Federal Agencies—5.6%
Federal Home Loan Mortgage Corp. 5.000%, 02/16/17	7,800,000	9,099,199
1.000%, 03/08/17	68,400,000	69,301,307
1.250%, 05/12/17	21,400,000	21,890,638
1.000%, 06/29/17	54,800,000	55,496,070
1.000%, 07/28/17	66,800,000	67,495,388
5.500%, 08/23/17	1,600,000	1,929,694
1.000%, 09/29/17	42,600,000	42,944,591
0.875%, 03/07/18	3,300,000	3,297,446
3.750%, 03/27/19	7,500,000	8,610,465
1.750%, 05/30/19	8,700,000	8,961,165
1.250%, 08/01/19	28,800,000	28,710,403
1.250%, 10/02/19	57,100,000	56,785,151
2.375%, 01/13/22	11,000,000	11,471,493
Federal National Mortgage Association 0.500%, 03/30/16	14,300,000	14,327,127
1.250%, 01/30/17	7,700,000	7,875,460
5.000%, 02/13/17	8,200,000	9,586,882
1.125%, 04/27/17	42,900,000	43,726,469
5.000%, 05/11/17	4,200,000	4,936,222
5.375%, 06/12/17	9,700,000	11,576,077
0.875%, 08/28/17	15,600,000	15,657,580
0.875%, 12/20/17	300,000	300,100
0.875%, 02/08/18	17,200,000	17,169,814
Government National Mortgage Association (CMO) 0.703%, 02/16/30 (b)	20,266	20,505
0.503%, 01/16/31 (b)	53,535	54,154

		511,223,400

U.S. Treasury—27.0%
U.S. Treasury Inflation Indexed Bonds 2.375%, 01/15/25	24,186,690	32,512,208
2.000%, 01/15/26	40,140,152	52,326,461
2.375%, 01/15/27	50,352,939	68,633,422
1.750%, 01/15/28	75,837,900	96,562,957
3.625%, 04/15/28	6,121,609	9,574,582
2.500%, 01/15/29 (c)	47,832,162	66,935,132
3.875%, 04/15/29	2,661,235	4,332,616
0.750%, 02/15/42	29,857,286	31,254,517
0.625%, 02/15/43	1,902,869	1,913,276
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/17	10,543,208	11,377,608
2.125%, 01/15/19	4,504,374	5,498,152
1.875%, 07/15/19	6,901,760	8,455,194
1.375%, 01/15/20	6,601,760	7,870,018
1.250%, 07/15/20	31,674,600	37,863,532
1.125%, 01/15/21	19,999,400	23,596,172
0.625%, 07/15/21	12,566,049	14,384,206

MIST-294

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/22	42,015,729	$45,754,457
0.125%, 07/15/22	29,037,120	31,670,874
U.S. Treasury Notes 0.375%, 11/15/15	31,500,000	31,554,149
0.250%, 12/15/15	81,500,000	81,340,830
0.375%, 01/15/16 (c) (d)	73,200,000	73,285,790
0.375%, 02/15/16 (d) (e)	68,600,000	68,653,577
0.375%, 03/15/16	13,000,000	13,010,153
0.750%, 10/31/17	255,300,000	256,077,899
0.750%, 12/31/17 (f) (g)	177,900,000	178,164,181
0.875%, 01/31/18	71,000,000	71,471,511
3.500%, 02/15/18	20,300,000	22,986,583
0.750%, 02/28/18	37,900,000	37,897,044
2.875%, 03/31/18	33,800,000	37,312,023
2.625%, 04/30/18	27,000,000	29,484,837
1.500%, 08/31/18 (c) (d) (e)	223,400,000	230,992,249
1.125%, 05/31/19	9,100,000	9,147,639
1.000%, 06/30/19	74,800,000	74,513,666
0.875%, 07/31/19	118,200,000	116,694,841
1.000%, 09/30/19 (e)	256,400,000	254,516,998
1.250%, 10/31/19	4,500,000	4,533,750
3.375%, 11/15/19	12,100,000	13,852,612
1.125%, 12/31/19 (f)	22,400,000	22,323,011
1.375%, 01/31/20	20,200,000	20,433,573
3.625%, 02/15/20 (c) (e)	70,600,000	82,039,389
1.750%, 05/15/22	6,000,000	6,018,282
1.625%, 08/15/22	90,900,000	89,742,479
1.625%, 11/15/22	106,100,000	104,234,974

		2,480,797,424

Total U.S. Treasury & Government Agencies (Cost $6,298,865,774)		6,397,279,794

Corporate Bonds & Notes—18.5%

Agriculture—0.1%
Altria Group, Inc. 9.700%, 11/10/18	2,568,000	3,577,918
Reynolds American, Inc. 7.625%, 06/01/16	2,400,000	2,860,411

		6,438,329

Biotechnology—0.0%
Amgen, Inc. 1.875%, 11/15/14	2,000,000	2,040,276

Chemicals—0.2%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	3,300,000	3,476,550
ICI Wilmington, Inc. 5.625%, 12/01/13	340,000	351,089
Rohm & Haas Co. 6.000%, 09/15/17	8,500,000	9,992,158

		13,819,797

Commercial Banks—9.8%
ABN Amro N.A. Holding Preferred Capital Repackage Trust I 3.388%, 04/29/13 (144A) (b) (h)	345,000	$345,000
Ally Financial, Inc. 3.492%, 02/11/14 (b)	8,900,000	9,064,561
4.500%, 02/11/14	9,000,000	9,213,750
3.680%, 06/20/14 (b)	9,000,000	9,253,080
6.750%, 12/01/14	9,458,000	10,190,995
8.300%, 02/12/15	3,500,000	3,893,750
4.625%, 06/26/15	2,600,000	2,721,810
3.125%, 01/15/16	5,000,000	5,065,860
5.500%, 02/15/17	15,000,000	16,297,050
7.500%, 09/15/20	7,800,000	9,545,250
American Express Bank FSB 5.500%, 04/16/13	16,700,000	16,723,430
6.000%, 09/13/17	31,500,000	37,647,194
American Express Centurion Bank 6.000%, 09/13/17	26,500,000	31,671,449
Australia & New Zealand Banking Group, Ltd. 2.125%, 01/10/14 (144A)	17,100,000	17,328,011
Banco Santander Brazil S.A. 2.380%, 03/18/14 (144A) (b)	20,800,000	20,857,096
4.250%, 01/14/16 (144A)	18,200,000	19,064,500
Banco Santander Chile 1.902%, 01/19/16 (144A) (b)	6,900,000	6,813,750
Bank of China (Hong Kong), Ltd. 5.550%, 02/11/20 (144A)	2,500,000	2,814,430
Bank of India 4.750%, 09/30/15	3,100,000	3,267,691
Bank of Montreal 2.850%, 06/09/15 (144A)	800,000	840,527
1.950%, 01/30/18 (144A)	5,700,000	5,932,902
Bank of Nova Scotia 1.650%, 10/29/15 (144A)	6,100,000	6,269,263
1.950%, 01/30/17 (144A)	800,000	832,880
Barclays Bank plc 5.200%, 07/10/14	900,000	949,068
10.179%, 06/12/21 (144A)	18,080,000	24,314,798
BBVA Bancomer S.A. 4.500%, 03/10/16 (144A)	3,900,000	4,163,250
6.500%, 03/10/21 (144A)	7,800,000	8,892,000
BNP Paribas S.A. 1.205%, 01/10/14 (b)	26,000,000	26,121,212
BPCE S.A. 2.375%, 10/04/13 (144A)	2,400,000	2,424,866
CIT Group, Inc. 5.250%, 04/01/14 (144A)	2,600,000	2,707,250
Citigroup, Inc. 5.500%, 04/11/13	17,900,000	17,920,979
2.293%, 08/13/13 (b)	7,000,000	7,046,690
5.500%, 10/15/14	35,000,000	37,362,185
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (b)	46,000,000	50,542,500
Credit Suisse of New York 2.200%, 01/14/14	5,700,000	5,777,252

MIST-295

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Banks—(Continued)
Dexia Credit Local S.A. 0.781%, 04/29/14 (144A) (b)	1,200,000	$1,193,549
2.750%, 04/29/14	19,700,000	20,040,042
DNB Bank ASA 3.200%, 04/03/17 (144A)	6,800,000	7,209,081
Export-Import Bank of Korea 5.125%, 06/29/20	4,300,000	4,963,477
4.000%, 01/29/21	2,500,000	2,703,825
GMAC International Finance B.V. 7.500%, 04/21/15 (EUR)	2,800,000	3,907,614
Goldman Sachs Group, Inc. (The) 0.702%, 07/22/15 (b)	1,400,000	1,386,466
0.570%, 05/23/16 (EUR) (b)	4,000,000	5,011,421
6.250%, 09/01/17	5,900,000	6,937,161
6.750%, 10/01/37	13,500,000	15,175,674
HBOS Capital Funding No.2 L.P. 6.071%, 06/30/14 (144A) (b)	45,000	40,444
HSBC Bank plc 2.000%, 01/19/14 (144A)	6,000,000	6,060,654
ING Bank N.V. 2.000%, 10/18/13 (144A) (h)	3,300,000	3,323,582
Intesa Sanpaolo S.p.A. 2.688%, 02/24/14 (144A) (b)	14,100,000	14,184,713
3.125%, 01/15/16	12,700,000	12,422,975
JPMorgan Chase & Co. 3.150%, 07/05/16	6,400,000	6,791,098
6.000%, 01/15/18	15,775,000	18,766,161
7.900%, 04/30/18 (b)	1,800,000	2,070,088
JPMorgan Chase Bank NA 0.610%, 06/13/16 (b)	5,300,000	5,219,689
6.000%, 10/01/17	23,600,000	27,827,492
JPMorgan Chase Capital XXI 1.248%, 01/15/87 (b)	27,300,000	21,990,150
LBG Capital No.1 plc 7.875%, 11/01/20 (144A) (h)	285,000	310,365
Lloyds TSB Bank plc 12.000%, 12/16/24 (144A) (b)	5,800,000	7,778,699
Morgan Stanley 0.753%, 10/18/16 (b)	3,400,000	3,315,258
5.950%, 12/28/17	48,200,000	55,861,968
National Bank of Canada 2.200%, 10/19/16 (144A)	1,400,000	1,467,894
Nordea Bank AB 2.125%, 01/14/14 (144A) (h)	2,700,000	2,731,857
Nykredit Realkredit A.S. 1.319%, 04/01/38 (DKK) (b)	21,773,490	3,822,078
1.319%, 10/01/38 (DKK) (b)	25,052,277	4,389,016
RBS Capital Trust II 6.425%, 01/03/34 (b)	120,000	106,500
Realkredit Danmark A.S. 1.340%, 01/01/38 (DKK) (b)	117,707,647	20,700,678
Royal Bank of Scotland Group plc 7.640%, 09/29/17 (b)	1,400,000	1,260,000
6.990%, 10/05/17 (144A) (b) (h)	2,000,000	1,930,000
Royal Bank of Scotland plc (The) 2.003%, 03/30/15 (CAD) (b)	7,763,000	6,758,412

Commercial Banks—(Continued)
Santander Finance Preferred S.A. Unipersonal 11.300%, 07/27/14 (GBP) (b)	7,900,000	$12,423,781
Santander Issuances S.A. Unipersonal 7.300%, 07/27/19 (GBP) (b)	5,000,000	7,787,180
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	24,300,000	24,465,264
Scotland International Finance No. 2 B.V. 4.250%, 05/23/13 (144A) (h)	19,800,000	19,888,150
Societe Generale S.A. 8.875%, 06/16/18 (GBP) (b)	5,000,000	7,787,180
State Bank of India 4.500%, 07/27/15 (144A)	12,200,000	12,859,788
Sumitomo Mitsui Banking Corp. 1.950%, 01/14/14 (144A) (h)	7,400,000	7,464,898
Turkiye Garanti Bankasi A.S. 2.802%, 04/20/16 (144A) (b)	3,800,000	3,800,000
UBS AG 2.250%, 08/12/13	8,658,000	8,704,978
1.301%, 01/28/14 (b)	1,279,000	1,285,693
UFJ Finance Aruba AEC 6.750%, 07/15/13	220,000	223,966
United Overseas Bank, Ltd. 5.375%, 09/03/19 (144A) (b)	470,000	495,407
Wells Fargo & Co. 7.980%, 03/15/18 (b)	26,800,000	30,970,750
Westpac Banking Corp. 0.784%, 07/16/14 (144A) (b)	29,000,000	29,116,029
Woori Bank Co., Ltd. 6.025%, 03/13/14 (144A) (b) (h)	305,000	311,214

		899,118,638

Diversified Financial Services—2.1%
ANZ Capital Trust II 5.360%, 12/15/13 (144A)	525,000	538,125
Banque PSA Finance S.A. 2.205%, 04/04/14 (144A) (b) (h)	14,900,000	14,774,318
Bear Stearns Cos. LLC (The) 6.400%, 10/02/17	19,300,000	23,063,481
7.250%, 02/01/18	5,000,000	6,220,370
BM&FBovespa S.A. 5.500%, 07/16/20 (144A)	1,000,000	1,115,500
Dragon 2012 LLC 1.972%, 03/12/24	943,096	973,370
Ford Motor Credit Co. LLC 8.000%, 06/01/14	2,500,000	2,690,180
8.700%, 10/01/14	500,000	554,827
7.000%, 04/15/15	900,000	995,347
2.750%, 05/15/15	5,600,000	5,719,213
12.000%, 05/15/15	4,000,000	4,862,592
8.000%, 12/15/16	500,000	600,694
General Electric Capital Corp. 6.875%, 01/10/39	5,400,000	7,099,547
6.375%, 11/15/67 (b)	5,400,000	5,737,500
International Lease Finance Corp. 5.875%, 05/01/13	1,600,000	1,608,640
6.750%, 09/01/16 (144A)	5,300,000	6,015,500

MIST-296

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (i)	14,800,000	$1,554
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	3,100,000	3,642,004
6.875%, 04/25/18	23,000,000	27,791,866
6.875%, 11/15/18	23,400,000	28,760,285
SLM Corp. 5.000%, 10/01/13	3,839,000	3,915,780
0.601%, 01/27/14 (b)	11,600,000	11,504,068
5.375%, 05/15/14	8,235,000	8,618,059
6.250%, 01/25/16	3,200,000	3,511,930
8.450%, 06/15/18	8,300,000	9,877,000
8.000%, 03/25/20	400,000	465,500
Springleaf Finance Corp. 6.900%, 12/15/17	3,200,000	3,232,000
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A) (h)	7,719,886	8,147,892

		192,037,142

Electric—1.3%
Arizona Public Service Co. 4.650%, 05/15/15	165,000	178,157
Centrais Eletricas Brasileiras S.A. 6.875%, 07/30/19 (144A)	54,400,000	62,288,000
EDF S.A. 6.950%, 01/26/39 (144A)	2,900,000	3,788,357
Enel Finance International N.V. 6.250%, 09/15/17 (144A)	9,350,000	10,445,483
Entergy Corp. 3.625%, 09/15/15	14,300,000	14,950,364
Korea Hydro & Nuclear Power Co., Ltd. 3.125%, 09/16/15 (144A)	11,200,000	11,712,624
Majapahit Holding B.V. 7.250%, 06/28/17	2,040,000	2,366,400
7.750%, 01/20/20	5,000,000	6,150,000
TECO Finance, Inc. 6.750%, 05/01/15	4,400,000	4,849,658

		116,729,043

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty., Ltd. 5.125%, 02/22/21 (144A)	1,300,000	1,439,335

Food—0.2%
Kraft Foods Group, Inc. 6.125%, 08/23/18	12,700,000	15,464,879
Kraft Foods, Inc. 6.125%, 02/01/18	6,116,000	7,343,096

		22,807,975

Forest Products & Paper—0.1%
International Paper Co. 5.250%, 04/01/16	6,500,000	7,207,297

Gas—0.0%
ENN Energy Holdings, Ltd. 6.000%, 05/13/21 (144A)	1,600,000	$1,863,795

Holding Companies-Diversified—0.0%
Hutchison Whampoa International , Ltd. 6.250%, 01/24/14 (144A)	245,000	255,477
Noble Group, Ltd. 4.875%, 08/05/15 (144A)	2,500,000	2,637,500

		2,892,977

Insurance—1.3%
American General Institutional Capital 8.125%, 03/15/46 (144A)	24,700,000	33,653,750
American International Group, Inc. 4.250%, 05/15/13	8,545,000	8,582,778
5.050%, 10/01/15	6,300,000	6,907,786
5.450%, 05/18/17	700,000	803,377
5.000%, 06/26/17 (EUR)	24,000,000	34,602,895
6.765%, 11/15/17 (GBP)	2,639,000	4,785,529
5.850%, 01/16/18	6,100,000	7,155,953
8.000%, 05/22/68 (EUR) (b)	2,750,000	4,124,355
8.625%, 05/22/68 (GBP) (b)	2,600,000	4,839,447
CNA Financial Corp. 5.850%, 12/15/14	5,000,000	5,385,485
Dai-ichi Life Insurance Co., Ltd. (The) 7.250%, 07/25/21 (144A) (b) (h)	7,400,000	8,368,986
Principal Life Income Funding Trusts 5.300%, 04/24/13	3,400,000	3,409,751
Prudential Holdings LLC 8.695%, 12/18/23 (144A) (h)	150,000	192,823

		122,812,915

Investment Company Security—0.1%
Temasek Financial I, Ltd. 4.300%, 10/25/19 (144A)	5,500,000	6,278,459

Iron/Steel—0.1%
Gerdau Trade, Inc. 5.750%, 01/30/21 (144A)	6,900,000	7,400,250

IT Services—0.5%
Hewlett-Packard Co. 0.568%, 05/24/13 (b)	38,300,000	38,299,196
International Business Machines Corp. 5.700%, 09/14/17	7,800,000	9,341,779

		47,640,975

Machinery-Construction & Mining—0.2%
Caterpillar, Inc. 0.459%, 05/21/13 (b)	15,000,000	15,008,550

Media—0.2%
COX Communications, Inc. 4.625%, 06/01/13	430,000	432,954

MIST-297

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Historic TW, Inc. 9.150%, 02/01/23	155,000	$225,921
Pearson Dollar Finance plc 5.700%, 06/01/14 (144A)	13,500,000	14,053,959
Time Warner, Inc. 5.875%, 11/15/16	6,500,000	7,564,980

		22,277,814

Mining—0.0%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	2,400,000	2,544,065

Oil & Gas—0.6%
Gazprom OAO Via Gaz Capital S.A. 8.125%, 07/31/14	3,600,000	3,897,000
5.092%, 11/29/15 (144A)	700,000	748,314
8.146%, 04/11/18 (144A)	12,000,000	14,565,000
Indian Oil Corp., Ltd. 4.750%, 01/22/15	2,200,000	2,300,465
Novatek Finance, Ltd. 5.326%, 02/03/16 (144A)	3,100,000	3,333,275
Petrobras International Finance Co. 5.750%, 01/20/20	4,800,000	5,310,600
5.375%, 01/27/21	20,200,000	21,896,659
Ras Laffan Liquefied natural Gas Co. Ltd III 5.500%, 09/30/14	1,400,000	1,487,500

		53,538,813

Oil & Gas Services—0.1%
Cameron International Corp. 1.217%, 06/02/14 (b)	9,100,000	9,153,963

Pharmaceuticals—0.6%
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	49,400,000	49,663,549
Teva Pharmaceutical Finance Co. B.V. 1.193%, 11/08/13 (b)	8,000,000	8,041,856

		57,705,405

Pipelines—0.3%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700%, 08/07/18 (144A)	2,800,000	3,581,200
El Paso Corp. 7.750%, 01/15/32	2,715,000	3,052,086
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	16,400,000	17,548,000

		24,181,286

Real Estate—0.0%
Qatari Diar Finance QSC 3.500%, 07/21/15	1,000,000	1,048,750

Real Estate Investment Trusts—0.1%
HCP, Inc. 6.700%, 01/30/18	7,500,000	9,113,370

Retail—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	968,364	$1,207,324

Savings & Loans—0.1%
Nationwide Building Society 6.250%, 02/25/20 (144A)	10,800,000	12,659,684

Telecommunications—0.2%
AT&T, Inc. 6.300%, 01/15/38	3,400,000	4,092,298
CenturyLink, Inc. 6.000%, 04/01/17	5,000,000	5,417,320
Deutsche Telekom International Finance B.V. 5.250%, 07/22/13	425,000	430,970
Embarq Corp. 7.995%, 06/01/36	6,600,000	6,966,643
Qtel International Finance, Ltd. 3.375%, 10/14/16 (144A)	400,000	422,400
4.750%, 02/16/21 (144A)	800,000	894,000

		18,223,631

Transportation—0.2%
Con-way, Inc. 7.250%, 01/15/18	10,000,000	11,792,120
Norfolk Southern Corp. 5.590%, 05/17/25	12,000	14,681
RZD Capital, Ltd. 5.739%, 04/03/17	3,200,000	3,520,000

		15,326,801

Trucking & Leasing—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,630,880
GATX Financial Corp. 5.800%, 03/01/16	5,000,000	5,564,815

		11,195,695

Total Corporate Bonds & Notes (Cost $1,564,568,518)		1,703,712,354

Foreign Government—11.5%

Municipal—0.2%
Autonomous Community of Madrid Spain 5.750%, 02/01/18 (EUR)	7,200,000	9,529,279
Autonomous Community of Valencia Spain 4.750%, 03/20/14 (EUR)	500,000	638,874
Junta de Castilla y Leon 6.270%, 02/19/18 (EUR)	4,000,000	5,315,722
6.505%, 03/01/19 (EUR)	4,000,000	5,338,483

		20,822,358

MIST-298

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Provincial—3.1%
Province of British Columbia 4.300%, 06/18/42 (CAD)	400,000	$452,874
Province of Ontario 1.600%, 09/21/16	300,000	308,932
4.300%, 03/08/17 (CAD)	7,400,000	8,014,014
4.200%, 03/08/18 (CAD)	2,200,000	2,402,231
5.500%, 06/02/18 (CAD)	2,600,000	3,001,550
3.000%, 07/16/18	4,300,000	4,672,956
4.400%, 06/02/19 (CAD)	9,100,000	10,123,005
1.650%, 09/27/19	8,700,000	8,702,871
4.400%, 04/14/20	2,700,000	3,157,550
4.200%, 06/02/20 (CAD)	14,300,000	15,816,643
4.000%, 06/02/21 (CAD)	57,900,000	63,320,947
3.150%, 06/02/22 (CAD)	63,200,000	64,654,561
2.850%, 06/02/23 (CAD)	2,700,000	2,665,873
4.600%, 06/02/39 (CAD)	4,600,000	5,328,682
Province of Quebec 4.500%, 12/01/16 (CAD)	400,000	434,419
4.500%, 12/01/17 (CAD)	4,700,000	5,174,465
4.500%, 12/01/18 (CAD)	5,400,000	6,007,058
4.500%, 12/01/19 (CAD)	1,200,000	1,343,124
3.500%, 07/29/20	10,600,000	11,758,622
4.500%, 12/01/20 (CAD)	4,400,000	4,945,663
2.750%, 08/25/21	600,000	624,056
4.250%, 12/01/21 (CAD)	28,800,000	31,864,704
3.500%, 12/01/22 (CAD)	29,000,000	30,216,981
3.000%, 09/01/23 (CAD)	700,000	693,647

		285,685,428

Sovereign—8.2%
Banco Nacional de Desenvolvimento Economico e Social 4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,737,877
Brazil Notas do Tesouro Nacional 10.000%, 01/01/17 (BRL)	329,901,000	174,682,224
10.000%, 01/01/21 (BRL)	13,962,000	7,299,455
10.000%, 01/01/23 (BRL)	3,828,000	1,989,443
Italy Buoni Poliennali Del Tesoro 4.250%, 07/01/14 (EUR)	2,600,000	3,432,130
4.250%, 08/01/14 (EUR)	17,900,000	23,683,228
6.000%, 11/15/14 (EUR)	10,700,000	14,599,375
2.500%, 03/01/15 (EUR)	28,100,000	36,261,053
3.000%, 04/15/15 (EUR)	1,800,000	2,340,557
4.500%, 07/15/15 (EUR)	116,100,000	155,386,114
3.750%, 08/01/15 (EUR)	11,100,000	14,625,520
3.000%, 11/01/15 (EUR)	18,700,000	24,258,880
3.750%, 04/15/16 (EUR)	13,000,000	17,162,816
3.750%, 08/01/16 (EUR)	14,100,000	18,585,051
4.750%, 09/15/16 (EUR)	23,000,000	31,219,091
4.000%, 02/01/17 (EUR)	30,400,000	40,145,729
4.750%, 05/01/17 (EUR)	28,300,000	38,122,119
4.750%, 06/01/17 (EUR)	41,100,000	55,372,008
5.250%, 08/01/17 (EUR)	8,700,000	11,971,781
3.500%, 11/01/17 (EUR)	1,300,000	1,667,033
Italy Certificati di Credito del Tesoro Zero Coupon, 09/30/14 (EUR)	30,400,000	37,904,430

Sovereign—(Continued)
Korea Housing Finance Corp. 4.125%, 12/15/15 (144A)	2,500,000	$2,698,830
Mexican Bonos 6.000%, 06/18/15 (MXN)	70,900,000	5,949,402
6.250%, 06/16/16 (MXN)	89,100,000	7,594,570
10.000%, 12/05/24 (MXN)	6,300,000	733,450
Spain Government Bonds 4.400%, 01/31/15 (EUR)	5,500,000	7,313,856
4.000%, 07/30/15 (EUR)	3,900,000	5,137,446
3.750%, 10/31/15 (EUR)	2,000,000	2,614,976
3.150%, 01/31/16 (EUR)	400,000	514,614
4.250%, 10/31/16 (EUR)	3,100,000	4,074,392

		751,077,450

Total Foreign Government (Cost $1,071,244,828)		$1,057,585,236

Municipals—5.0%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable 8.084%, 02/15/50	6,900,000	10,268,787
Bay Area Toll Bridge Authority, Build America Bonds 7.043%, 04/01/50	10,400,000	14,941,576
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	3,500,000	3,152,660
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, 05/15/49	2,500,000	3,030,150
California State General Obligation Unlimited, Build America Bonds 7.950%, 03/01/36	5,700,000	7,137,483
7.550%, 04/01/39	2,900,000	4,189,543
7.625%, 03/01/40	16,600,000	24,023,520
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects 7.804%, 03/01/35	3,100,000	3,622,691
California State University Revenue, Build America Bonds 6.484%, 11/01/41	4,400,000	5,211,096
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, 07/01/40	7,800,000	9,443,850
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	1,100,000	1,274,955
6.899%, 12/01/40	14,500,000	17,802,230
City of Seattle WA, Drain & Wastewater Revenue, Refunding 5.000%, 09/01/26	9,695,000	11,603,073

MIST-299

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Clark County NV, Airport Revenue 6.820%, 07/01/45	4,800,000	$6,743,184
Clark County NV, Refunding 4.750%, 06/01/30 (AGM)	5,500,000	5,971,515
District of Columbia, Income Tax Revenue 5.000%, 12/01/24	3,500,000	4,314,380
5.000%, 12/01/25	5,530,000	6,752,351
5.000%, 12/01/26	5,000,000	6,052,500
East Baton Rouge Sewer Commission, Build America Bonds 6.087%, 02/01/45	17,000,000	19,339,710
Illinois Finance Authority Peoples Gas Light & Coke 5.000%, 02/01/33 (AMBAC)	7,410,000	7,424,894
Irvine Ranch CA, Water District, Build America Bonds, Taxable 6.622%, 05/01/40	21,700,000	28,985,124
Kansas Development Finance Authority 5.000%, 11/15/29	6,300,000	7,254,891
Los Angeles CA, Wastewater System Revenue, Build America Bonds 5.713%, 06/01/39	2,300,000	2,703,351
Los Angeles Department of Water & Power Revenue, Build America Bonds 6.166%, 07/01/40	60,200,000	70,341,292
5.000%, 07/01/44 (AMBAC)	2,900,000	3,221,001
6.603%, 07/01/50	3,200,000	4,639,648
Los Angeles, California Unified School District, Build America Bonds 4.500%, 07/01/25 (NATL-RE)	5,000,000	5,495,400
4.500%, 01/01/28 (NATL-RE)	3,700,000	4,003,881
6.758%, 07/01/34	1,100,000	1,487,541
Massachusetts School Building Authority, Sales Tax Revenue 5.000%, 08/15/26	7,000,000	8,427,160
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority 6.089%, 11/15/40	200,000	253,058
New Jersey Economic Development Authority, Build America Bonds 1.280%, 06/15/13 (b)	19,100,000	19,117,954
New York City Transitional Finance Authority, Future Tax Secured Revenue 5.000%, 02/01/31	1,100,000	1,274,086
New York State Dormitory Authority, State Personal Income Tax Revenue 5.000%, 03/15/31	1,500,000	1,733,925
New York State Dormitory Authority, Taxable, General Purpose Bonds 5.000%, 12/15/30	1,700,000	1,992,043
New York State Thruway Authority 5.000%, 03/15/30	400,000	460,928
Newport Beach CA, Certificates of Participation, Build America Bonds 7.168%, 07/01/40	31,650,000	40,165,749
Palomar Community College District 4.750%, 05/01/32 (AGM)	300,000	325,281
Pennsylvania Economic Development Financing Authority, Build America Bonds 6.532%, 06/15/39	1,000,000	$1,255,560
Port Authority of New York & New Jersey, One Hundred Sixtieth 5.647%, 11/01/40 (GO OF AUTH)	3,000,000	3,708,960
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit 7.242%, 01/01/41	1,800,000	2,147,022
San Antonio TX, Electric & Gas Revenue 5.000%, 02/01/23	20,100,000	24,988,722
State of California General Obligation Unlimited, Build America Bonds 7.700%, 11/01/30	100,000	126,068
7.500%, 04/01/34	2,900,000	4,039,236
5.650%, 04/01/39 (b)	2,700,000	2,700,000
7.600%, 11/01/40	1,900,000	2,781,581
6.548%, 05/15/48	3,400,000	4,493,338
State of Georgia 6.655%, 04/01/57	1,300,000	1,519,349
State of Texas Transportation Commission Mobility Funding 4.750%, 04/01/35	3,500,000	3,713,430
State of Texas Transportation Commission Revenue, Build America Bonds 5.178%, 04/01/30	2,300,000	2,812,785
State of Wisconsin, General Fund Annual Appropriation Revenue 5.050%, 05/01/18 (AGM)	2,900,000	3,346,223
Tobacco Settlement Financing Corp. 5.000%, 06/01/41	900,000	814,437
7.467%, 06/01/47	7,810,000	6,732,298
Tobacco Settlement Funding Corp. 5.875%, 05/15/39	2,000,000	2,027,700
University of California, Limited Project 5.000%, 05/15/28	15,600,000	18,303,012

Total Municipals (Cost $404,957,550)		459,692,182

Mortgage-Backed Securities—4.6%

Collateralized Mortgage Obligations—3.0%
Adjustable Rate Mortgage Trust 2.972%, 11/25/35 (b)	908,220	781,733
American Home Mortgage Assets 1.098%, 11/25/46 (b)	4,910,347	2,767,319
American Home Mortgage Investment Trust 2.457%, 02/25/45 (b)	2,340,498	2,299,343
Arran Residential Mortgages Funding plc 1.626%, 05/16/47 (144A) (EUR) (b)	12,758,539	16,622,496
Banc of America Funding Corp. 2.631%, 05/25/35 (b)	3,288,564	3,379,326
2.687%, 02/20/36 (b)	8,146,106	7,952,538
5.623%, 01/20/47 (b)	450,814	353,149

MIST-300

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
BCAP LLC Trust 5.250%, 02/26/36 (144A)	10,969,576	$10,347,201
0.374%, 01/25/37 (b)	2,938,664	2,197,450
5.250%, 08/26/37 (144A)	20,573,644	21,876,346
Bear Stearns Adjustable Rate Mortgage Trust 2.959%, 02/25/33 (b)	30,445	27,866
2.240%, 08/25/35 (b)	44,055	44,419
2.320%, 08/25/35 (b)	1,342,012	1,367,267
Bear Stearns ALT-A Trust 1.044%, 11/25/34 (b)	1,088,789	1,077,767
2.768%, 05/25/35 (b)	2,617,199	2,395,380
2.926%, 09/25/35 (b)	2,018,992	1,708,233
2.870%, 11/25/36 (b)	6,121,264	4,309,431
2.932%, 11/25/36 (b)	3,517,576	2,399,958
Bear Stearns Structured Products, Inc. 2.618%, 01/26/36 (b)	2,096,644	1,645,465
2.735%, 12/26/46 (b)	1,398,075	971,168
CC Mortgage Funding Corp. 0.454%, 08/25/35 (144A) (b)	90,763	77,604
0.334%, 05/25/48 (144A) (b)	10,410	6,666
Chase Mortgage Finance Corp. 5.159%, 12/25/35 (b)	12,068,649	11,875,966
5.740%, 09/25/36 (b)	7,184,518	6,780,500
Citigroup Mortgage Loan Trust, Inc. 2.270%, 09/25/35 (b)	4,999,575	4,974,209
2.340%, 09/25/35 (b)	1,587,616	1,567,950
2.570%, 10/25/35 (b)	8,264,772	8,137,015
Countrywide Alternative Loan Trust 4.796%, 05/25/35 (b) (j) (k)	6,097,106	1,048,236
0.413%, 03/20/46 (b)	288,480	190,720
Countrywide Home Loan Mortgage Pass-Through Trust 0.524%, 03/25/35 (b)	1,289,948	1,035,843
0.494%, 04/25/35 (b)	150,907	122,892
0.544%, 06/25/35 (144A) (b)	4,548,803	4,112,568
2.825%, 09/20/36 (b)	6,367,165	4,244,543
Credit Suisse First Boston Mortgage Securities Corp. 0.827%, 03/25/32 (144A) (b)	108,148	101,027
6.500%, 04/25/33	102,829	109,576
6.000%, 11/25/35	3,321,666	2,595,560
Downey Savings & Loan Association Mortgage Loan Trust 2.512%, 07/19/44 (b)	1,038,540	1,043,470
First Horizon Alternative Mortgage Securities 4.496%, 01/25/36 (b) (j) (k)	68,754,006	9,711,263
First Horizon Mortgage Pass-Through Trust 2.615%, 08/25/35 (b)	398,013	397,689
Granite Mortgages plc 0.589%, 01/20/44 (EUR) (b)	441,938	561,400
0.891%, 01/20/44 (GBP) (b)	710,888	1,069,789
0.486%, 09/20/44 (EUR) (b)	441,761	559,759
0.887%, 09/20/44 (GBP) (b)	3,706,932	5,554,487
Greenpoint Mortgage Funding Trust 0.424%, 06/25/45 (b)	104,230	87,317

Collateralized Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust 6.000%, 03/25/32	312	$328
2.662%, 09/25/35 (b)	125,543	129,685
2.889%, 04/25/36 (b)	4,473,072	4,289,582
Harborview Mortgage Loan Trust 0.423%, 05/19/35 (b)	1,583,660	1,297,978
0.393%, 01/19/38 (b)	240,565	191,974
Holmes Master Issuer plc 1.545%, 10/15/54 (144A) (EUR) (b)	6,963,158	9,006,766
Indymac ARM Trust 1.786%, 01/25/32 (b)	616	587
1.820%, 01/25/32 (b)	35,856	33,990
Indymac Index Mortgage Loan Trust 2.647%, 12/25/34 (b)	264,627	233,280
JPMorgan Mortgage Trust 4.863%, 02/25/35 (b)	498,756	506,212
3.003%, 07/25/35 (b)	5,573,234	5,745,631
5.268%, 07/25/35 (b)	9,150,901	9,500,164
5.750%, 01/25/36	844,194	797,566
MASTR Alternative Loans Trust 0.604%, 03/25/36 (b)	880,422	183,675
Merrill Lynch Mortgage Investors, Inc. 0.584%, 08/25/35 (b)	8,700,000	7,451,898
0.414%, 02/25/36 (b)	1,676,978	1,497,357
MLCC Mortgage Investors, Inc. 1.204%, 10/25/35 (b)	328,524	329,328
2.440%, 10/25/35 (b)	962,446	958,200
0.454%, 11/25/35 (b)	189,233	180,992
2.370%, 11/25/35 (b)	3,492,838	3,305,981
Morgan Stanley Mortgage Loan Trust 5.500%, 08/25/35	6,006,209	6,177,587
Nomura Asset Acceptance Corp. 4.976%, 05/25/35	5,173,097	4,880,294
RBSSP Resecuritization Trust 0.442%, 06/27/36 (144A) (b)	8,300,000	6,513,740
Residential Accredit Loans, Inc. 0.604%, 03/25/33 (b)	489,269	474,115
0.644%, 06/25/34 (b)	3,537,171	3,329,189
6.000%, 06/25/36	2,847,253	2,239,844
0.384%, 06/25/46 (b)	2,158,364	1,047,231
Residential Asset Securitization Trust 0.604%, 05/25/33 (b)	287,324	277,093
0.604%, 01/25/46 (b)	2,026,288	913,738
Residential Funding Mortgage Securities I 0.554%, 06/25/18 (b)	12,048	11,774
Sequoia Mortgage Trust 0.553%, 07/20/33 (b)	571,073	565,411
Structured Adjustable Rate Mortgage Loan Trust 2.649%, 01/25/35 (b)	3,723,734	3,484,129
2.654%, 04/25/35 (b)	12,755,505	11,962,661
2.653%, 08/25/35 (b)	282,009	263,395
Structured Asset Mortgage Investments, Inc. 0.453%, 07/19/35 (b)	230,355	210,886
0.453%, 07/19/35 (b)	437,058	414,011
0.453%, 07/19/35 (b)	1,197,406	1,185,850
0.434%, 05/25/45 (b)	1,605,786	1,223,620

MIST-301

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp. 2.739%, 10/28/35 (144A) (b)	58,989	$52,016
WaMu Mortgage Pass-Through Certificates 2.212%, 02/27/34 (b)	369,536	376,089
1.577%, 06/25/42 (b)	258,445	249,889
1.577%, 08/25/42 (b)	129,565	124,599
Wells Fargo Mortgage Backed Securities Trust 2.493%, 09/25/33 (b)	1,431,920	1,467,921
2.641%, 03/25/36 (b)	8,001,058	8,066,247
2.641%, 03/25/36 (b)	17,002,249	16,467,027
2.722%, 04/25/36 (b)	2,521,794	2,387,952
5.582%, 04/25/36 (b)	1,299,005	502,477

		270,999,863

Commercial Mortgage-Backed Securities—1.6%
Banc of America Large Loan, Inc. 2.503%, 11/15/15 (144A) (b)	6,515,560	6,568,384
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.451%, 01/15/49	8,400,000	9,580,637
Bear Stearns Commercial Mortgage Securities, Inc. 5.331%, 02/11/44	400,000	448,128
5.471%, 01/12/45 (b)	1,100,000	1,269,822
5.700%, 06/11/50	6,400,000	7,527,437
Commercial Mortgage Pass-Through Certificates 5.383%, 02/15/40	900,000	986,721
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	21,980,223	24,705,485
European Loan Conduit 0.376%, 05/15/19 (EUR) (b)	587,135	713,107
Greenwich Capital Commercial Funding Corp. 5.444%, 03/10/39	7,700,000	8,808,142
4.799%, 08/10/42 (b)	100,000	105,670
GS Mortgage Securities Corp. II 1.103%, 03/06/20 (144A) (b)	3,181,407	3,183,957
JPMorgan Chase Commercial Mortgage Securities Corp. 4.070%, 11/15/43 (144A)	13,700,000	15,325,025
5.420%, 01/15/49	400,000	457,052
LB-UBS Commercial Mortgage Trust 5.866%, 09/15/45 (b)	15,200,000	17,587,548
Merrill Lynch Floating Trust 0.740%, 07/09/21 (144A) (b)	10,513,184	10,361,773
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.936%, 08/12/49 (b)	11,800,000	13,805,740
5.485%, 03/12/51 (b)	2,200,000	2,510,406
Morgan Stanley Capital I Trust 5.889%, 06/11/49 (b)	3,600,000	4,205,581
5.809%, 12/12/49	200,000	234,619
Morgan Stanley Re-REMIC Trust 5.787%, 08/12/45 (144A) (b)	900,000	1,039,301

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 5.732%, 06/15/49 (b)	16,700,000	$19,262,991

		148,687,526

Total Mortgage-Backed Securities (Cost $394,734,311)		419,687,389

Asset-Backed Securities—1.9%

Asset-Backed - Home Equity—0.5%
Asset Backed Funding Certificates 0.904%, 06/25/34 (b)	3,447,621	3,314,914
Asset Backed Securities Corp. 0.284%, 05/25/37 (b)	86,674	75,235
Bear Stearns Asset Backed Securities Trust 1.004%, 10/27/32 (b)	19,042	17,636
0.454%, 04/25/37 (b)	15,761,000	6,282,405
1.204%, 10/25/37 (b)	6,252,330	5,298,687
Carrington Mortgage Loan Trust 0.524%, 10/25/35 (b)	417,392	415,475
Citigroup Mortgage Loan Trust, Inc. 0.264%, 07/25/45 (b)	822,535	611,631
Countrywide Asset-Backed Certificates 0.554%, 04/25/36 (b)	14,207,240	13,146,570
First Franklin Mortgage Loan Trust 0.564%, 10/25/35 (b)	13,551,000	11,261,586
Merrill Lynch Mortgage Investors, Inc. 0.704%, 06/25/36 (b)	3,500,000	2,987,756
Morgan Stanley ABS Capital I 0.264%, 05/25/37 (b)	350,326	187,790
Option One Mortgage Loan Trust 0.844%, 08/25/33 (b)	24,631	22,237
0.264%, 07/25/37 (b)	2,888	2,886
Renaissance Home Equity Loan Trust 0.644%, 08/25/33 (b)	225,419	214,158
Soundview Home Loan Trust 0.284%, 06/25/37 (b)	36,104	34,369

		43,873,335

Asset-Backed - Other—1.3%
Blackrock Senior Income Series Corp. 0.542%, 04/20/19 (144A) (b)	7,870,863	7,694,664
Conseco Financial Corp. 6.220%, 03/01/30	83,257	91,137
Galaxy CLO, Ltd. 0.541%, 04/25/19 (144A) (b)	14,400,681	14,128,788
Hillmark Funding 0.539%, 05/21/21 (144A) (b)	29,600,000	28,713,273
Lehman XS Trust 0.604%, 10/25/35 (b)	9,744,999	9,131,357
Mid-State Trust 7.791%, 03/15/38	162,803	170,305
Mountain View Funding CLO 0.564%, 04/15/19 (144A) (b)	4,911,568	4,860,459

MIST-302

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/Principal Amount*	Value

Asset-Backed - Other—(Continued)
MSIM Peconic Bay, Ltd. 0.582%, 07/20/19 (144A) (b)	6,943,034	$6,871,920
Octagon Investment Partners V, Ltd. 0.587%, 11/28/18 (144A) (b)	8,018,377	7,913,001
Octagon Investment Partners VII, Ltd. 0.647%, 12/02/16 (144A) (b)	3,046	3,043
Pacifica CDO, Ltd. 0.670%, 05/13/16 (144A) (b)	508,852	507,554
0.561%, 01/26/20 (144A) (b)	9,552,109	9,447,905
Penta CLO S.A. 0.564%, 06/04/24 (EUR) (b)	2,808,091	3,403,911
Popular ABS Mortgage Pass-Through Trust 0.294%, 06/25/47 (b)	1,106,891	983,877
Small Business Administration Participation Certificates 5.500%, 10/01/18	29,677	32,021
6.220%, 12/01/28	7,229,677	8,462,730
Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC1 0.364%, 03/25/36 (b)	9,534,644	9,113,875
Tobacco Settlement Financing Corp. 6.250%, 06/01/42	1,300,000	1,341,080
United States Small Business Administration 5.471%, 03/10/18	2,054,947	2,263,473
Wood Street CLO B.V. 0.602%, 11/22/21 (EUR) (b)	8,693,049	10,902,770

		126,037,143

Asset-Backed - Student Loan—0.1%
SLM Student Loan Trust 0.751%, 01/25/17 (b)	1,636,261	1,642,141
0.431%, 01/25/19 (b)	4,337,638	4,337,727
2.853%, 12/16/19 (144A) (b)	2,200,000	2,260,593

		8,240,461

Total Asset-Backed Securities (Cost $171,242,419)		178,150,939

Convertible Preferred Stock—0.8%

Commercial Banks—0.8%
Wells Fargo & Co. Series L 7.500%, 12/31/49 (Cost $40,014,653)	53,950	69,528,062

Preferred Stock—0.3%

Diversified Financial Services—0.3%
GMAC Capital Trust I, Series 2, 8.125% (b) (Cost $28,270,000)	1,130,800	30,757,760

Floating Rate Loan (b)—0.3%
Security Description	Principal Amount*	Value

Diversified Financial Services—0.3%
Springleaf Finance Corp. Term Loan 4.250%, 05/10/17 (Cost $23,219,622)	23,300,000	$23,482,090

Short-Term Investments—0.9%

U.S. Treasury—0.0%
U.S. Treasury Bills 0.125%, 02/06/14 (d) (l)	200,000	199,784

Commercial Paper—0.5%
Electricite de France S.A. 0.796%, 01/10/14 (l)	5,100,000	5,067,813
Itau Unibanco S.A. New York 1.470%, 10/31/13 (l)	8,900,000	8,822,180
1.438%, 11/08/13 (l)	30,000,000	29,727,833

		43,617,826

Repurchase Agreements—0.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/28/13 at 0.240% to be repurchased at $37,000,987 on 04/01/13 collateralized by $37,615,000 Federal Home Loan Mortgage Corp. at 1.020% due 10/16/17 with a value of $37,745,148.	37,000,000	37,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $3,382,004 on 04/01/13 collateralized by $3,345,000 U.S. Treasury Note at 2.375% due 08/31/14 with a value of $3,453,094.	3,382,000	3,382,000

		40,382,000

Total Short-Term Investments (Cost $84,199,610)		84,199,610

Total Investments—113.4% (Cost $10,081,317,285) (m)		10,424,075,416
Other assets and liabilities (net)—(13.4)%		(1,233,734,916)

Net Assets—100.0%		$9,190,340,500

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 28, 2013, the market value of securities pledged was $14,030,488.

MIST-303

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

(d)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 28, 2013, the market value of securities pledged was $3,872,467.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 28, 2013, the market value of securities pledged was $45,686,609.
(f)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(g)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 28, 2013, the value of securities pledged amounted to $43,965,192.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $67,789,085, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Security is in default and/or issuer is in bankruptcy.
(j)	Interest only security.
(k)	Illiquid security. As of March 28, 2013, these securities represent 0.1% of net assets.
(l)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(m)	As of March 28, 2013, the aggregate cost of investments was $10,081,317,285. The aggregate unrealized appreciation and depreciation of investments were $414,270,406 and $(71,512,275), respectively, resulting in net unrealized appreciation of $342,758,131.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $765,005,944, which is 8.3% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(AMBAC)—	American Municipal Bond Assurance Corporation.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(GO OF
AUTH)—	General Obligation of Authority
(MXN)—	Mexican Peso
(NATL-RE)—	National Reinsurance
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities

	Acquisition Date	Principal Amount	Cost	Value
ABN Amro N.A. Holding Preferred Capital Repackage Trust I	09/17/02	$345,000	$355,486	$345,000
Banque PSA Finance S.A.	03/28/11	14,900,000	14,900,000	14,774,318
Dai-ichi Life Insurance Co., Ltd. (The)	03/08/11	7,400,000	7,400,000	8,368,986
ING Bank N.V.	10/13/10	3,300,000	3,298,858	3,323,582
LBG Capital No.1 plc	12/10/09	285,000	244,215	310,365
Nordea Bank AB	01/11/11	2,700,000	2,698,934	2,731,857
Prudential Holdings LLC	07/30/02	150,000	164,120	192,823
Royal Bank of Scotland Group plc	11/05/07	2,000,000	1,990,633	1,930,000
Scotland International Finance No. 2 B.V.	03/16/10	19,800,000	19,772,439	19,888,150
SteelRiver Transmission Co. LLC	11/17/10	7,719,886	7,719,899	8,147,892
Sumitomo Mitsui Banking Corp.	01/06/11	7,400,000	7,397,640	7,464,898
Woori Bank Co., Ltd.	02/06/04	305,000	304,898	311,214

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
257,570,074	BRL	04/02/13	Credit Suisse International	$130,481,294	$(3,018,682)
257,570,074	BRL	04/02/13	UBS AG	127,902,510	(439,898)
465,000	EUR	06/17/13	Citibank N.A.	603,064	(6,683)
286,000	EUR	06/17/13	Morgan Stanley & Co., Inc.	371,547	(4,740)
41,153,000	GBP	04/02/13	Westpac Banking Corp.	62,356,877	173,037
3,968,800,000	IDR	08/12/13	Credit Suisse International	400,000	1,367
16,864,000,000	IDR	08/12/13	JPMorgan Chase Bank N.A.	1,700,000	5,466
791,000	MXN	04/03/13	Credit Suisse International	61,315	2,720

MIST-304

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
6,721,212	MXN	04/03/13	Deutsche Bank AG	$512,483	$31,629
20,774,720	MXN	04/03/13	Deutsche Bank AG	1,600,000	81,806
540,786,457	MXN	04/03/13	Deutsche Bank AG	41,634,187	2,144,879
5,379,064	MXN	04/03/13	JPMorgan Chase Bank N.A.	411,086	24,373
8,925,000	MXN	04/03/13	JPMorgan Chase Bank N.A.	700,000	22,518
8,927,800	MXN	04/03/13	JPMorgan Chase Bank N.A.	700,000	22,745
12,743,500	MXN	04/03/13	JPMorgan Chase Bank N.A.	1,000,000	31,643
16,531,450	MXN	04/03/13	JPMorgan Chase Bank N.A.	1,300,000	38,294
988,662	MXN	04/03/13	Morgan Stanley & Co., Inc.	76,779	3,258
13,921,491	MXN	04/03/13	Morgan Stanley & Co., Inc.	1,090,000	37,007
17,939,600	MXN	04/03/13	Morgan Stanley & Co., Inc.	1,400,000	52,290
17,955,000	MXN	04/03/13	Morgan Stanley & Co., Inc.	1,400,000	53,537
19,210,500	MXN	04/03/13	Morgan Stanley & Co., Inc.	1,500,000	55,175
20,977,137	MXN	04/03/13	Morgan Stanley & Co., Inc.	1,578,724	119,468
24,462,500	MXN	04/03/13	Morgan Stanley & Co., Inc.	1,900,000	80,348
36,901,050	MXN	04/03/13	Morgan Stanley & Co., Inc.	2,900,000	87,304
38,428,500	MXN	04/03/13	Morgan Stanley & Co., Inc.	3,000,000	110,958
8,926,400	MXN	04/03/13	UBS AG	700,000	22,632
8,927,100	MXN	04/03/13	UBS AG	700,000	22,688
12,751,600	MXN	04/03/13	UBS AG	1,000,000	32,299
15,279,000	MXN	04/03/13	UBS AG	1,200,000	36,903
19,188,750	MXN	04/03/13	UBS AG	1,500,000	53,415
20,774,400	MXN	04/03/13	UBS AG	1,600,000	81,780
34,232,220	MXN	04/03/13	UBS AG	2,700,000	71,250
34,245,720	MXN	04/03/13	UBS AG	2,700,000	72,343
35,864,640	MXN	04/03/13	UBS AG	2,800,000	103,402
37,323,290	MXN	04/03/13	UBS AG	2,900,000	121,486
38,589,000	MXN	04/03/13	UBS AG	3,000,000	123,951
1,078,466,763	MXN	06/27/13	Morgan Stanley & Co., Inc.	85,998,705	621,521

Net Unrealized Appreciation					$1,073,489

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
257,570,074	BRL	04/02/13	Credit Suisse International	$127,902,510	$439,898
257,570,074	BRL	04/02/13	UBS AG	124,568,397	(2,894,215)
257,570,074	BRL	06/04/13	Credit Suisse International	129,516,807	2,934,520
266,152,000	CAD	06/20/13	Deutsche Bank AG	258,872,505	(2,662,677)
148,329,000	DKK	05/15/13	Goldman Sachs & Co.	26,742,329	1,225,308
385,147,000	EUR	04/02/13	Credit Suisse International	502,357,246	8,656,261
9,780,000	EUR	04/03/13	Deutsche Bank AG	12,494,038	(42,463)
385,147,000	EUR	05/02/13	BNP Paribas S.A.	492,364,992	(1,429,070)
9,955,000	EUR	05/02/13	Credit Suisse International	12,760,717	(2,513)
3,907,000	EUR	06/17/13	Barclays Bank plc	5,105,570	94,683
19,900,000	EUR	06/17/13	Citibank N.A.	25,785,027	262,466
196,000	EUR	06/17/13	Citibank N.A.	253,963	2,585
344,000	EUR	06/17/13	JPMorgan Chase Bank N.A.	446,761	5,567
3,834,679	EUR	06/21/13	BNP Paribas S.A.	5,047,780	129,494
112,400,000	EUR	08/01/13	Deutsche Bank AG	141,565,552	(2,646,844)
21,100,000	EUR	09/04/13	UBS AG	26,636,007	(444,003)
2,914,968	EUR	09/20/13	UBS AG	3,828,738	87,103
200,000	EUR	04/01/14	BNP Paribas S.A.	252,678	(4,582)
1,000,000	EUR	04/01/14	Citibank N.A.	1,267,350	(18,951)
300,000	EUR	06/02/14	BNP Paribas S.A.	379,359	(6,807)
1,600,000	EUR	06/02/14	Credit Suisse International	2,028,800	(30,750)

MIST-305

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
200,000	EUR	07/01/14	BNP Paribas S.A.	$253,000	$(4,530)
200,000	EUR	08/01/14	BNP Paribas S.A.	253,120	(4,502)
36,391,000	GBP	04/02/13	BNP Paribas S.A.	54,760,977	(533,318)
5,000,000	GBP	04/02/13	Westpac Banking Corp.	7,514,325	(82,924)
41,153,000	GBP	05/02/13	Westpac Banking Corp.	62,346,795	(173,174)
3,504,008,000	JPY	04/17/13	Barclays Bank plc	39,366,188	2,139,338
282,283,000	JPY	04/17/13	Morgan Stanley & Co., Inc.	3,111,157	112,161
1,078,466,763	MXN	04/03/13	Morgan Stanley & Co., Inc.	86,627,315	(679,360)

Net Unrealized Appreciation					$4,428,701

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
3-Month Euribor	12/15/14	132	EUR	32,780,682	$75,973
3-Month Euribor	03/16/15	126	EUR	31,330,151	(2,341)
3-Month Euribor	06/15/15	120	EUR	29,817,158	(202)
90 Day Euro Dollar Futures	12/16/13	94	USD	23,399,134	6,866
90 Day EuroDollar Futures	09/16/13	73	USD	18,179,908	2,567
90 Day EuroDollar Futures	12/15/14	119	USD	29,568,604	19,255
90 Day EuroDollar Futures	03/16/15	119	USD	29,543,908	24,617
90 Day EuroDollar Futures	06/15/15	4,758	USD	1,179,611,157	1,621,818
90 Day EuroDollar Futures	09/14/15	798	USD	197,648,436	275,514
90 Day EuroDollar Futures	12/14/15	3,714	USD	920,264,808	(214,158)
90 Day EuroDollar Futures	03/14/16	1,040	USD	257,381,238	(98,263)
90 Day EuroDollar Futures	06/13/16	63	USD	15,568,193	(7,193)
90 Day EuroDollar Futures	09/19/16	42	USD	10,363,274	(6,600)
U.S. Treasury Note 10 Year Futures	06/19/13	7,721	USD	1,011,908,745	7,142,614

Net Unrealized Appreciation					$8,840,467

Futures Contracts—Short	Expiration Date	Number of Contracts	Contract Amount		Unrealized Depreciation
German Euro Bund Futures	06/06/13	(189)	EUR	(27,141,227)	$(456,831)

(EUR)—	Euro
(USD)—	U.S. Dollar

MIST-306

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Options Written

Options written as of March 28, 2013 were as follows:

Put Options Written

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Premium	Market Value	Unrealized Appreciation
OTC - JPY Currency	BNP Paribas S.A.	82	04/04/13	(9,100,000)	$(11,102)	$—	$11,102
OTC - JPY Currency	BNP Paribas S.A.	84	04/04/13	(22,100,000)	(55,986)	(23)	55,963
OTC - JPY Currency	BNP Paribas S.A.	86	04/04/13	(15,000,000)	(45,000)	(75)	44,925
OTC - JPY Currency	BNP Paribas S.A.	87	04/04/13	(12,400,000)	(24,800)	(161)	24,639

Totals					$(136,888)	$(259)	$136,629

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/10/2020	$(5,800,000)	$(43,500)	$(9,487)	$34,013
Floor - OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/12/2020	(16,200,000)	(137,080)	(28,250)	108,830
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	4/7/2020	(38,800,000)	(346,040)	(69,424)	276,616
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	9/29/2020	(17,500,000)	(225,750)	(14,281)	211,469
Floor - OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((Final Reference Index/Initial Ref Index)-1) or 0	10/13/2020	(18,000,000)	(176,400)	(33,373)	143,027

Totals						$(928,770)	$(154,815)	$773,955

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Call - OTC - 5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	0.750%	04/02/13	$(50,000,000)	$(20,000)	$(5)	$19,995
Call - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	0.750%	04/02/13	(50,600,000)	(17,760)	(5)	17,755
Put - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.150%	04/02/13	(50,600,000)	(85,053)	(5)	85,048
Put - OTC - 5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	1.150%	04/02/13	(50,000,000)	(93,750)	(6)	93,744
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	1.700%	07/24/13	(6,400,000)	(31,718)	(2,683)	29,035
Put - OTC - 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.200%	07/11/13	(104,900,000)	(740,358)	(3,042)	737,316
Put - OTC - 5-Year Interest Rate Swap	Barclays Capital, Inc.	6-Month EUR-LIBOR	Pay	1.700%	07/24/13	(16,300,000)	(82,381)	(6,832)	75,549
Put - OTC - 5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	1.300%	04/29/13	(44,500,000)	(111,343)	(7,476)	103,867
Put - OTC - 2-Year Interest Rate Swap	Credit Suisse International	6-Month EUR-LIBOR	Pay	1.150%	07/24/13	(35,200,000)	(77,718)	(7,716)	70,002
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.300%	04/29/13	(68,000,000)	(170,055)	(11,424)	158,631
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.400%	09/03/13	(10,200,000)	(36,210)	(32,263)	3,947

MIST-307

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Options Written—(Continued)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Call - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	6-Month EUR-LIBOR	Receive	0.400%	03/12/14	$(36,600,000)	$(75,472)	$(68,403)	$7,069
Call - OTC - 1-Year Interest Rate Swap	Barclays Capital, Inc.	6-Month EUR-LIBOR	Receive	0.400%	03/12/14	(36,700,000)	(70,948)	(68,590)	2,358
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	6-Month EUR-LIBOR	Pay	0.400%	03/12/14	(36,600,000)	(75,472)	(74,971)	501
Put - OTC - 1-Year Interest Rate Swap	Barclays Capital, Inc.	6-Month EUR-LIBOR	Pay	0.400%	03/12/14	(36,700,000)	(80,408)	(75,176)	5,232
Put - OTC - 10-Year Interest Rate Swap	Barclays Capital, Inc.	3-Month USD-LIBOR	Pay	2.650%	07/29/13	(32,200,000)	(230,750)	(103,008)	127,742
Call - OTC - 10-Year Interest Rate Swap	Barclays Capital, Inc.	3-Month USD-LIBOR	Receive	1.800%	07/29/13	(32,200,000)	(148,140)	(110,671)	37,469
Put - OTC - 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	1.800%	07/29/13	(41,900,000)	(218,285)	(134,038)	84,247
Call - OTC - 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	2.650%	07/29/13	(41,900,000)	(176,652)	(144,010)	32,642
Put - OTC - 10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	2.650%	07/29/13	(55,900,000)	(397,755)	(178,824)	218,931
Call - OTC - 10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.800%	07/29/13	(55,900,000)	(276,375)	(192,128)	84,247
Put - OTC - 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	2.650%	07/29/13	(78,000,000)	(356,340)	(249,522)	106,818
Call - OTC - 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	1.800%	07/29/13	(78,000,000)	(383,955)	(268,086)	115,869

Totals							$(3,956,898)	$(1,738,884)	$2,218,014

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Call 10 Year U.S. Treasury Note Futures	$132.5	04/26/13	(214)	$(54,682)	$(73,563)	$(18,881)
Put 10 Year U.S. Treasury Note Futures	129.0	04/26/13	(214)	(86,310)	(6,687)	79,623

Totals				$(140,992)	$(80,250)	$60,742

(CPURNSA)—	Consumer Price All Urban Non-Seasonally Adjusted
(JPY)—	Japanese Yen

Reverse Repurchase Agreements

Reverse repurchase agreements as of March 28, 2013 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount	Net Closing Amount
Deutsche Bank AG	0.20%	3/13/2013	04/02/13	43,790,250	$43,790,250

Securities pledged as collateral against open repurchase agreements are noted in the Schedule of Investments.

Swap Agreements

Open OTC interest rate swap agreements as of March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	NotionalAmount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	MXN TIIE	5.600%	09/06/16	Barclays Capital, Inc.	313,000,000	MXN	$715,557	$145,041	$570,516
Pay	MXN TIIE	5.600%	09/06/16	Morgan Stanley Capital Services, Inc.	37,200,000	MXN	85,044	7,444	77,600

MIST-308

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	NotionalAmount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	MXN TIIE	5.500%	09/13/17	Barclays Capital, Inc.	296,000,000	MXN	$629,627	$(179,911)	$809,538
Pay	MXN TIIE	5.000%	09/13/17	Barclays Capital, Inc.	4,900,000	MXN	2,356	(2,831)	5,187
Pay	MXN TIIE	5.500%	09/13/17	Morgan Stanley Capital Services, Inc.	136,000,000	MXN	289,288	(63,908)	353,196
Pay	MXN TIIE	6.350%	06/02/21	Morgan Stanley Capital Services, Inc.	30,900,000	MXN	163,233	7,317	155,916
Pay	MXN TIIE	5.500%	09/02/22	Morgan Stanley Capital Services, Inc.	700,000	MXN	(13)	(1,069)	1,056

Totals							$1,885,092	$(87,917)	$1,973,009

Open centrally cleared interest rate swap agreements at March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/16	178,700,000	USD	$166,078
Pay	3-Month USD-LIBOR	1.500%	03/18/16	887,200,000	USD	824,532
Pay	3-Month USD-LIBOR	1.500%	03/18/16	137,600,000	USD	127,881
Receive	3-Month USD-LIBOR	4.250%	06/15/41	311,700,000	USD	10,816,565
Receive	3-Month USD-LIBOR	4.250%	06/15/41	24,200,000	USD	839,785
Receive	3-Month USD-LIBOR	2.750%	06/19/43	7,300,000	USD	(2,626)
Receive	3-Month USD-LIBOR	2.750%	06/19/43	38,900,000	USD	(13,997)
Receive	3-Month USD-LIBOR	2.750%	06/19/43	51,700,000	USD	(18,601)
Receive	3-Month USD-LIBOR	2.750%	06/19/43	69,500,000	USD	(25,006)
Pay	Federal Funds Effective Rate	1.000%	10/15/17	223,600,000	USD	286,991
Pay	Federal Funds Effective Rate	1.000%	10/15/17	194,300,000	USD	249,383

Total						$13,250,985

Open centrally cleared credit default swap agreements at March 28, 2013 were as follows:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Unrealized Depreciation
Markit CDX North America High Yield, Series 18	(5.000%)	06/20/17	3.651%	65,934,000	USD	$(4,471,183)
Markit CDX North America High Yield, Series 19	(5.000%)	12/20/17	4.010%	1,500,000	USD	(55,860)

Totals						$(4,527,043)

Open credit default swap agreements at March 28, 2013 were as follows:

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
CNA Financial Corp. 5.850%, due 12/15/2014	(0.630%	)	12/20/14	Bank of America N.A.	0.265%	5,000,000	USD	$(31,767)	$—	$(31,767)
Con-way, Inc. 7.250%, due 1/15/2018	(1.834%	)	03/20/18	Bank of America N.A.	2.982%	10,000,000	USD	164,793	—	164,793
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.830%	)	06/20/14	JPMorgan Chase Bank N.A.	0.175%	5,000,000	USD	(40,592)	—	(40,592)
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.760%	)	06/20/14	Morgan Stanley Capital Services, Inc.	0.175%	8,500,000	USD	(61,628)	—	(61,628)
Rohm & Haas Co. 6.000%, due 9/15/2017	(0.423%	)	09/20/17	Bank of America N.A.	0.368%	8,500,000	USD	(20,677)	—	(20,677)

Totals								$10,129	$—	$10,129

MIST-309

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250%, due 5/1/2036	1.000%	12/20/20	Goldman Sachs International	1.450%	2,700,000	USD	$(84,499)	$(580,817)	$496,318
American International Group, Inc. 6.250%, due 5/1/2036	1.000%	12/20/20	UBS AG	1.450%	100,000	USD	(3,130)	(22,065)	18,935
ArcelorMittal 6.125% due 6/1/2018	1.000%	06/20/16	Credit Suisse International	2.626%	4,400,000	USD	(220,950)	(221,992)	1,042
Barclays Bank plc 1.551%, due 10/27/2015	1.000%	03/20/14	Deutsche Bank AG	0.625%	1,000,000	EUR	4,731	6,894	(2,163)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/15	Goldman Sachs International	0.338%	3,100,000	USD	40,782	(54,777)	95,559
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/16	Citibank N.A.	0.482%	900,000	USD	13,867	(10,165)	24,032
Berkshire Hathaway Finance Corp. 2.240%, due 12/15/2015	1.000%	06/20/17	Barclays Capital, Inc.	0.634%	3,500,000	USD	53,461	(89,947)	143,408
Berkshire Hathaway Finance Corp. 2.240%, due 12/15/2015	1.000%	06/20/17	Credit Suisse International	0.634%	7,500,000	USD	114,560	(185,888)	300,448
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/15	Citibank N.A.	0.870%	11,700,000	USD	33,733	(327,293)	361,026
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/15	Deutsche Bank AG	0.870%	6,100,000	USD	17,588	(66,949)	84,537
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/15	JPMorgan Chase Bank N.A.	0.870%	12,700,000	USD	36,617	(139,386)	176,003
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/15	Citibank N.A.	0.919%	1,200,000	USD	2,389	(18,832)	21,221
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/15	JPMorgan Chase Bank N.A.	0.482%	4,100,000	USD	8,161	(41,229)	49,390
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/15	UBS AG	0.919%	1,600,000	USD	3,185	(15,139)	18,324
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/15	Morgan Stanley Capital Services, Inc.	0.959%	37,100,000	USD	41,295	(214,047)	255,342
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/16	Citibank N.A.	0.992%	14,000,000	USD	3,378	(265,618)	268,996
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/16	Deutsche Bank AG	0.992%	25,000,000	USD	6,033	(146,458)	152,491
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/16	Morgan Stanley Capital Services, Inc.	0.992%	25,000,000	USD	6,033	(146,458)	152,491
Brazilian Government International Bond 12.250% due 3/6/2030	1.000%	06/20/16	Citibank N.A.	1.020%	19,300,000	USD	(12,266)	(65,160)	52,894
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/16	Deutsche Bank AG	1.020%	11,000,000	USD	(6,991)	(36,869)	29,878
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/16	JPMorgan Chase Bank N.A.	1.072%	5,900,000	USD	(14,521)	(34,458)	19,937

MIST-310

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/16	Barclays Capital, Inc.	1.116%	31,100,000	USD	$(132,193)	$(783,302)	$651,109
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/21	Barclays Capital, Inc.	1.698%	5,000,000	USD	(264,575)	(295,327)	30,752
Caterpillar, Inc. 5.700%, due 8/15/2016	1.000%	06/20/13	Morgan Stanley Capital Services, Inc.	0.088%	18,000,000	USD	38,270	107,606	(69,336)
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/15	Deutsche Bank AG	0.260%	15,000,000	USD	220,584	85,576	135,008
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/16	BNP Paribas S.A.	0.372%	600,000	USD	11,215	7,258	3,957
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/16	Barclays Capital, Inc.	0.372%	1,200,000	USD	22,430	14,340	8,090
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/16	Citibank N.A.	0.395%	11,000,000	USD	214,711	115,756	98,955
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/16	Deutsche Bank AG	0.395%	3,600,000	USD	70,269	34,343	35,926
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/16	JPMorgan Chase Bank N.A.	0.395%	11,700,000	USD	228,375	125,946	102,429
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/16	Deutsche Bank AG	0.443%	100,000	USD	1,932	552	1,380
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/16	Morgan Stanley Capital Services, Inc.	0.443%	300,000	USD	5,795	1,608	4,187
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/17	Goldman Sachs International	0.606%	900,000	USD	15,673	(6,201)	21,874
General Electric Capital Corp. 5.625%, due 9/15/2017	4.200%	12/20/13	Citibank N.A.	0.156%	21,900,000	USD	654,600	—	654,600
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/13	Citibank N.A.	0.156%	20,800,000	USD	590,970	—	590,970
General Electric Capital Corp. 5.625%, due 9/15/2017	4.850%	12/20/13	Citibank N.A.	0.156%	9,100,000	USD	315,725	—	315,725
General Electric Capital Corp. 5.625%, due 9/15/2017	4.325%	12/20/13	Citibank N.A.	0.156%	10,200,000	USD	314,307	—	314,307
General Electric Capital Corp. 5.625%, due 9/15/2017	4.875%	12/20/13	Citibank N.A.	0.156%	3,100,000	USD	108,128	—	108,128
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/13	Citibank N.A.	0.156%	3,600,000	USD	102,283	—	102,283
General Electric Capital Corp. 5.625%, due 9/15/2017	1.000%	12/20/15	Morgan Stanley Capital Services, Inc.	0.541%	6,500,000	USD	81,360	(127,348)	208,708
Italy Government International Bond 6.875%, due 9/27/2023	1.000%	03/20/18	Deutsche Bank AG	2.944%	2,600,000	USD	(227,006)	(234,651)	7,645
Italy Government International Bond 6.875%, due 9/27/2023	1.000%	03/20/18	Deutsche Bank AG	2.944%	3,300,000	USD	(288,123)	(244,659)	(43,464)
Italy Government International Bond 6.875%, due 9/27/2023	1.000%	03/20/18	Goldman Sachs International	2.944%	6,100,000	USD	(532,591)	(543,051)	10,460

MIST-311

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	12/20/15	Goldman Sachs International	0.430%	3,300,000	USD	$51,354	$80,722	$(29,368)
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/16	JPMorgan Chase Bank N.A.	0.456%	4,300,000	USD	69,590	37,798	31,792
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/17	Goldman Sachs International	0.583%	20,300,000	USD	333,573	(145,736)	479,309
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/17	Goldman Sachs International	0.583%	11,400,000	USD	187,327	(95,391)	282,718
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/17	Morgan Stanley Capital Services, Inc.	0.583%	3,400,000	USD	55,869	(22,763)	78,632
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/17	Morgan Stanley Capital Services, Inc.	0.610%	4,600,000	USD	75,005	(12,541)	87,546
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/17	UBS AG	0.610%	1,100,000	USD	17,936	(3,272)	21,208
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/15	Citibank N.A.	0.450%	4,300,000	USD	46,902	(98,727)	145,629
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/15	Deutsche Bank AG	0.450%	6,400,000	USD	69,808	(146,943)	216,751
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/15	Citibank N.A.	0.521%	1,900,000	USD	22,605	(28,651)	51,256
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/15	UBS AG	0.521%	600,000	USD	7,138	(8,488)	15,626
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/16	Barclays Capital, Inc.	0.593%	10,800,000	USD	130,653	(82,990)	213,643
Mexico Government International Bond 5.950%, due 3/19/2019	1.000%	03/20/16	Citibank N.A.	0.593%	6,900,000	USD	83,473	(125,166)	208,639
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/16	Deutsche Bank AG	0.593%	19,600,000	USD	237,111	(143,793)	380,904
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	06/20/16	Citibank N.A.	0.621%	10,000,000	USD	121,963	(21,564)	143,527
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/16	Goldman Sachs International	0.671%	4,600,000	USD	52,396	(21,933)	74,329
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/16	Morgan Stanley Capital Services, Inc.	0.671%	9,400,000	USD	107,069	(40,540)	147,609
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/16	UBS AG	0.671%	4,100,000	USD	46,700	(17,990)	64,690
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/17	BNP Paribas S.A.	0.783%	7,500,000	USD	67,753	(33,094)	100,847
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/17	Barclays Capital, Inc.	0.783%	900,000	USD	8,130	(15,834)	23,964
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/17	Goldman Sachs International	0.783%	2,900,000	USD	26,198	(12,796)	38,994

MIST-312

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/21	Barclays Capital, Inc.	1.267%	24,600,000	USD	$(483,942)	$(1,177,460)	$693,518
Republic of Indonesia 6.750%, due 3/10/2014	1.000%	09/20/15	Citibank N.A.	0.822%	1,400,000	USD	6,143	(31,728)	37,871
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/16	Barclays Capital, Inc.	0.970%	5,600,000	USD	5,442	(89,360)	94,802
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/16	Barclays Capital, Inc.	0.970%	5,000,000	USD	4,859	(78,629)	83,488
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/16	Citibank N.A.	0.970%	4,200,000	USD	4,081	(77,852)	81,933
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/16	Citibank N.A.	0.970%	1,700,000	USD	1,652	(32,306)	33,958
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/16	Morgan Stanley Capital Services, Inc.	1.065%	5,900,000	USD	(13,192)	(87,543)	74,351
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/16	UBS AG	1.065%	2,600,000	USD	(5,814)	(41,034)	35,220
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/21	Citibank N.A.	2.085%	3,400,000	USD	(264,287)	(243,711)	(20,576)
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/21	UBS AG	2.085%	1,700,000	USD	(132,144)	(124,288)	(7,856)
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	09/20/15	UBS AG	0.243%	31,800,000	EUR	6,695	(477,132)	483,827
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	03/20/16	BNP Paribas S.A.	0.256%	21,500,000	EUR	(4,577)	(303,267)	298,690
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/15	Goldman Sachs International	0.195%	2,800,000	USD	50,521	25,871	24,650
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	03/20/16	Credit Suisse International	0.268%	1,100,000	USD	24,030	21,227	2,803
United Kingdom Gilt 4.250% due 6/7/2032	1.000%	06/20/16	UBS AG	0.285%	5,500,000	USD	127,105	95,155	31,950

Totals							$2,740,720	$(7,999,956)	$10,740,676

OTC Credit Default Swaps on credit indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit 10-Year MCDX Index, Series 19	1.000%	12/20/22	Citibank N.A.	1.579%	2,400,000	USD	$(96,529)	$(89,661)	$(6,868)
Markit CDX Emerging Markets Index, Series 12	5.000%	12/20/14	Deutsche Bank AG	3.273%	4,400,000	USD	127,755	439,300	(311,545)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/15	Barclays Capital, Inc.	2.982%	32,000,000	USD	1,388,289	3,923,000	(2,534,711)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/15	Deutsche Bank AG	2.982%	39,500,000	USD	1,713,670	5,019,850	(3,306,180)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/15	JPMorgan Chase Bank N.A.	0.593%	29,900,000	USD	1,297,183	3,609,900	(2,312,717)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/15	Morgan Stanley Capital Services, Inc.	2.982%	11,300,000	USD	490,240	1,326,150	(835,910)
Markit CDX North America Investment Grade, Series 10	0.463%	06/20/13	Goldman Sachs International	0.004%	6,172,793	USD	6,595	—	6,595

MIST-313

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

OTC Credit Default Swaps on credit indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 28, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade, Series 9	0.553%	12/20/17	JPMorgan Chase Bank N.A.	0.178%	1,928,998	USD	$33,547	$—	$33,547
Markit CMBX North America AAA, Series 3	0.080%	12/13/49	Deutsche Bank AG	0.000%	1,900,000	USD	(59,850)	(110,438)	50,588
Markit CMBX North America AAA, Series 3	0.080%	12/13/49	Goldman Sachs International	0.000%	400,000	USD	(12,600)	(15,001)	2,401
Markit CMBX North America AAA, Series 4	0.350%	02/17/51	UBS AG	0.000%	2,100,000	USD	(61,656)	(70,895)	9,239

Totals							$4,826,644	$14,032,205	$(9,205,561)

(EUR)—	Euro
(MXN)—	Mexican Peso
(USD)—	U.S. Dollar

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-314

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$6,397,279,794	$—	$6,397,279,794
Total Corporate Bonds & Notes*	—	1,703,712,354	—	1,703,712,354
Total Foreign Government*	—	1,057,585,236	—	1,057,585,236
Total Municipals	—	459,692,182	—	459,692,182
Total Mortgage-Backed Securities*	—	419,687,389	—	419,687,389
Total Asset-Backed Securities*	—	178,150,939	—	178,150,939
Total Convertible Preferred Stock*	69,528,062	—	—	69,528,062
Total Preferred Stock*	30,757,760	—	—	30,757,760
Total Floating Rate Loan*	—	23,482,090	—	23,482,090
Short-Term Investments
U.S. Treasury	—	199,784	—	199,784
Commercial Paper	—	43,617,826	—	43,617,826
Repurchase Agreements	—	40,382,000	—	40,382,000
Total Short-Term Investments	—	84,199,610	—	84,199,610
Total Investments	$100,285,822	$10,323,789,594	$—	$10,424,075,416

Secured Borrowings (Liability)	$—	$(110,707,385)	$—	$(110,707,385)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$20,632,876	$—	$20,632,876
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(15,130,686)	—	(15,130,686)
Total Forward Contracts	$—	$5,502,190	$—	$5,502,190
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,169,224	$—	$—	$9,169,224
Futures Contracts (Unrealized Depreciation)	(785,588)	—	—	(785,588)
Total Futures Contracts	$8,383,636	$—	$—	$8,383,636
Written Options
Written Options at Value	$—	$(259)	$—	$(259)
Inflation Floor at Value	—	(154,815)	—	(154,815)
Interest Rate Swaptions at Value	—	(1,738,884)	—	(1,738,884)
Options on Exchange-Traded Futures Contracts at Value	(80,250)	—	—	(80,250)
Total Written Options	$(80,250)	$(1,893,958)	$—	$(1,974,208)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$13,311,215	$—	$13,311,215
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,587,273)	—	(4,587,273)
Total Centrally Cleared Swap Contracts	$—	$8,723,942	$—	$8,723,942

MIST-315

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$12,538,698	$—	$12,538,698
OTC Swap Contracts at Value (Liabilities)	—	(3,076,113)	—	(3,076,113)
Total OTC Swap Contracts	$—	$9,462,585	$—	$9,462,585
Total Reverse Repurchase Agreements (Liability)	$—	$(43,790,250)	$—	$(43,790,250)

*	See Schedule of Investments for additional detailed categorizations.

MIST-316

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Raytheon Co.	35,094	$2,063,176
United Technologies Corp.	167,657	15,664,194

		17,727,370

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	56,347	4,840,207

Auto Components—1.0%
BorgWarner, Inc. (a)	48,591	3,758,028
Johnson Controls, Inc.	186,781	6,550,410

		10,308,438

Automobiles—1.0%
Ford Motor Co.	790,480	10,394,812

Beverages—1.0%
Coca-Cola Enterprises, Inc.	72,004	2,658,388
Dr Pepper Snapple Group, Inc.	73,579	3,454,534
PepsiCo, Inc.	46,900	3,710,259

		9,823,181

Biotechnology—2.4%
Amgen, Inc.	101,906	10,446,384
Celgene Corp. (a)	44,167	5,119,397
Vertex Pharmaceuticals, Inc. (a)	149,560	8,222,809

		23,788,590

Capital Markets—2.6%
Franklin Resources, Inc.	54,075	8,155,051
Goldman Sachs Group, Inc. (The)	24,800	3,649,320
Invesco, Ltd.	149,973	4,343,218
T. Rowe Price Group, Inc.	139,053	10,410,898

		26,558,487

Chemicals—2.2%
Airgas, Inc. (b)	86,495	8,576,844
Ecolab, Inc.	110,119	8,829,341
Mosaic Co. (The)	83,273	4,963,904

		22,370,089

Commercial Banks—5.0%
Canadian Imperial Bank of Commerce (b)	46,812	3,671,782
PNC Financial Services Group, Inc.	240,660	16,003,890
U.S. Bancorp.	343,328	11,649,119
Wells Fargo & Co.	534,958	19,788,097

		51,112,888

Communications Equipment—1.2%
Cisco Systems, Inc.	289,003	6,043,053
F5 Networks, Inc. (a)	26,456	2,356,700
Motorola Solutions, Inc.	49,959	3,198,875
Palo Alto Networks, Inc. (a)	305	17,263

		11,615,891

Computers & Peripherals—2.4%
Apple, Inc.	41,974	$18,578,952
EMC Corp. (a)	153,878	3,676,145
SanDisk Corp. (a)	41,363	2,274,965

		24,530,062

Construction & Engineering—0.6%
KBR, Inc.	189,754	6,087,308

Consumer Finance—1.3%
American Express Co.	83,729	5,648,358
Discover Financial Services	160,338	7,189,556

		12,837,914

Diversified Financial Services—2.7%
Bank of America Corp.	443,729	5,404,619
Citigroup, Inc.	282,814	12,511,692
JPMorgan Chase & Co.	198,985	9,443,828

		27,360,139

Diversified Telecommunication Services—1.0%
AT&T, Inc.	44,116	1,618,616
Verizon Communications, Inc.	162,191	7,971,688

		9,590,304

Electric Utilities—0.4%
American Electric Power Co., Inc.	88,174	4,287,902

Electrical Equipment—0.3%
Rockwell Automation, Inc.	34,792	3,004,289

Energy Equipment & Services—2.8%
Cameron International Corp. (a)	28,113	1,832,967
Ensco plc - Class A	124,342	7,460,520
FMC Technologies, Inc. (a)	35,689	1,941,125
Halliburton Co.	78,763	3,182,813
Helmerich & Payne, Inc.	33,557	2,036,910
National Oilwell Varco, Inc.	67,443	4,771,592
Schlumberger, Ltd.	95,703	7,167,198

		28,393,125

Food & Staples Retailing—2.6%
CVS Caremark Corp.	150,280	8,263,897
Wal-Mart Stores, Inc.	46,505	3,479,969
Walgreen Co.	311,503	14,852,463

		26,596,329

Food Products—6.5%
Campbell Soup Co. (b)	105,311	4,776,907
General Mills, Inc.	161,757	7,976,237
H.J. Heinz Co.	235,373	17,010,407
Hershey Co. (The)	284,404	24,893,882
Kraft Foods Group, Inc.	81,109	4,179,547
Mondelez International, Inc. - Class A	243,328	7,448,270

		66,285,250

MIST-317

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—5.3%
Abbott Laboratories	229,045	$8,089,869
Baxter International, Inc.	93,545	6,795,109
Becton Dickinson & Co.	108,334	10,357,814
C.R. Bard, Inc.	136,138	13,719,988
Covidien plc	129,434	8,780,802
Smith & Nephew plc	20,331	235,205
Smith & Nephew plc (ADR) (b)	89,405	5,161,351

		53,140,138

Health Care Providers & Services—1.4%
Aetna, Inc.	93,596	4,784,627
Cardinal Health, Inc.	78,868	3,282,486
DaVita Health Care Partners, Inc. (a)	33,452	3,967,073
Express Scripts Holding Co. (a)	39,137	2,256,248

		14,290,434

Hotels, Restaurants & Leisure—1.5%
Marriott International, Inc. - Class A	40,192	1,697,308
McDonald’s Corp.	82,930	8,267,292
Starbucks Corp.	98,569	5,614,490

		15,579,090

Household Products—3.4%
Clorox Co. (The)	42,628	3,773,857
Colgate-Palmolive Co.	178,409	21,057,614
Procter & Gamble Co. (The)	126,687	9,762,500

		34,593,971

Industrial Conglomerates—2.6%
3M Co.	136,820	14,545,334
General Electric Co.	515,604	11,920,765

		26,466,099

Insurance—3.2%
Aflac, Inc.	132,933	6,915,175
Chubb Corp. (The)	205,183	17,959,668
Travelers Cos., Inc. (The)	89,145	7,505,117

		32,379,960

Internet Software & Services—1.7%
eBay, Inc. (a)	108,677	5,892,467
Facebook, Inc. - Class A (a)	135,391	3,463,302
Google, Inc. - Class A (a)	9,785	7,769,583

		17,125,352

IT Services—4.1%
Automatic Data Processing, Inc.	160,280	10,421,405
DST Systems, Inc.	71,378	5,087,110
Fiserv, Inc. (a) (b)	69,917	6,140,810
International Business Machines Corp.	56,393	12,028,627
MasterCard, Inc. - Class A	6,600	3,571,458
Visa, Inc. - Class A	25,165	4,274,024

		41,523,434

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	55,526	$2,330,426
Thermo Fisher Scientific, Inc.	57,600	4,405,824

		6,736,250

Machinery—3.7%
Cummins, Inc.	70,887	8,209,424
Ingersoll-Rand plc	173,816	9,561,618
Joy Global, Inc.	64,523	3,840,409
PACCAR, Inc. (b)	188,572	9,534,200
SPX Corp.	77,750	6,139,140

		37,284,791

Media—4.5%
Comcast Corp. - Class A	68,551	2,879,828
John Wiley & Sons, Inc. - Class A (b)	223,778	8,718,391
Pearson plc	351,461	6,333,695
Scripps Networks Interactive, Inc. - Class A (b)	177,299	11,407,418
Time Warner, Inc.	51,941	2,992,840
Walt Disney Co. (The)	227,912	12,945,402

		45,277,574

Multiline Retail—2.2%
Macy’s, Inc.	145,328	6,080,524
Nordstrom, Inc. (b)	91,716	5,065,475
Target Corp.	168,974	11,566,270

		22,712,269

Oil, Gas & Consumable Fuels—8.4%
Apache Corp.	97,929	7,556,202
Cabot Oil & Gas Corp.	147,875	9,997,829
Chevron Corp.	134,018	15,924,019
ConocoPhillips	165,101	9,922,570
Exxon Mobil Corp.	133,169	11,999,858
Marathon Oil Corp.	210,017	7,081,773
Marathon Petroleum Corp.	91,674	8,213,990
Occidental Petroleum Corp.	21,678	1,698,905
Phillips 66	87,563	6,126,783
Southwestern Energy Co. (a)	179,046	6,671,254

		85,193,183

Paper & Forest Products—0.2%
International Paper Co.	41,009	1,910,199

Pharmaceuticals—5.6%
AbbVie, Inc.	229,043	9,340,374
Actavis, Inc. (a)	50,188	4,622,817
Eli Lilly & Co.	93,153	5,290,159
Johnson & Johnson	207,026	16,878,830
Merck & Co., Inc.	112,663	4,983,084
Pfizer, Inc.	543,997	15,699,753
Zoetis, Inc. (a)	9,800	327,320

		57,142,337

MIST-318

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Road & Rail—2.0%
Norfolk Southern Corp.	148,599	$11,454,011
Union Pacific Corp.	58,718	8,362,030

		19,816,041

Semiconductors & Semiconductor Equipment—3.1%
Altera Corp.	68,877	2,443,067
Analog Devices, Inc.	248,045	11,531,612
ASML Holding N.V. (b)	65,626	4,463,224
Intel Corp.	165,676	3,620,021
Maxim Integrated Products, Inc.	80,317	2,622,350
Xilinx, Inc.	179,496	6,851,363

		31,531,637

Software—4.1%
Adobe Systems, Inc. (a)	160,610	6,988,141
Microsoft Corp.	586,282	16,773,528
Nuance Communications, Inc. (a) (b)	127,337	2,569,661
Oracle Corp.	283,914	9,181,779
Symantec Corp. (a)	255,743	6,311,737

		41,824,846

Specialty Retail—2.1%
Home Depot, Inc. (The)	49,310	3,440,852
Lowe’s Cos., Inc.	82,145	3,114,938
Ross Stores, Inc.	114,795	6,958,873
TJX Cos., Inc.	170,230	7,958,253

		21,472,916

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	106,792	5,338,532

Total Common Stocks (Cost $767,100,525)		1,008,851,628

Short-Term Investments—2.6%

Mutual Fund—2.3%
State Street Navigator Securities Lending MET Portfolio (c)	22,826,314	22,826,314

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $3,185,004 on 04/01/13, collateralized by $3,270,000 Federal Home Loan Bank at 3.300% due 01/18/33 with a value of $3,253,650.	3,185,000	3,185,000

Total Short-Term Investments (Cost $26,011,314)		26,011,314

Total Investments—102.2% (Cost $793,111,839) (d)		1,034,862,942
Other assets and liabilities (net)—(2.2)%		(21,954,130)

Net Assets—100.0%		$1,012,908,812

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $23,698,235 and the collateral received consisted of cash in the amount of $22,826,314 and non-cash collateral with a value of $1,273,680. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $793,111,839. The aggregate unrealized appreciation and depreciation of investments were $250,985,242 and $(9,234,139), respectively, resulting in net unrealized appreciation of $241,751,103.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-319

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,727,370	$—	$—	$17,727,370
Air Freight & Logistics	4,840,207	—	—	4,840,207
Auto Components	10,308,438	—	—	10,308,438
Automobiles	10,394,812	—	—	10,394,812
Beverages	9,823,181	—	—	9,823,181
Biotechnology	23,788,590	—	—	23,788,590
Capital Markets	26,558,487	—	—	26,558,487
Chemicals	22,370,089	—	—	22,370,089
Commercial Banks	51,112,888	—	—	51,112,888
Communications Equipment	11,615,891	—	—	11,615,891
Computers & Peripherals	24,530,062	—	—	24,530,062
Construction & Engineering	6,087,308	—	—	6,087,308
Consumer Finance	12,837,914	—	—	12,837,914
Diversified Financial Services	27,360,139	—	—	27,360,139
Diversified Telecommunication Services	9,590,304	—	—	9,590,304
Electric Utilities	4,287,902	—	—	4,287,902
Electrical Equipment	3,004,289	—	—	3,004,289
Energy Equipment & Services	28,393,125	—	—	28,393,125
Food & Staples Retailing	26,596,329	—	—	26,596,329
Food Products	66,285,250	—	—	66,285,250
Health Care Equipment & Supplies	52,904,933	235,205	—	53,140,138
Health Care Providers & Services	14,290,434	—	—	14,290,434
Hotels, Restaurants & Leisure	15,579,090	—	—	15,579,090
Household Products	34,593,971	—	—	34,593,971
Industrial Conglomerates	26,466,099	—	—	26,466,099
Insurance	32,379,960	—	—	32,379,960
Internet Software & Services	17,125,352	—	—	17,125,352
IT Services	41,523,434	—	—	41,523,434
Life Sciences Tools & Services	6,736,250	—	—	6,736,250
Machinery	37,284,791	—	—	37,284,791
Media	38,943,879	6,333,695	—	45,277,574
Multiline Retail	22,712,269	—	—	22,712,269
Oil, Gas & Consumable Fuels	85,193,183	—	—	85,193,183
Paper & Forest Products	1,910,199	—	—	1,910,199
Pharmaceuticals	57,142,337	—	—	57,142,337
Road & Rail	19,816,041	—	—	19,816,041
Semiconductors & Semiconductor Equipment	31,531,637	—	—	31,531,637

MIST-320

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$41,824,846	$—	$—	$41,824,846
Specialty Retail	21,472,916	—	—	21,472,916
Textiles, Apparel & Luxury Goods	5,338,532	—	—	5,338,532
Total Common Stocks	1,002,282,728	6,568,900	—	1,008,851,628
Short-Term Investments
Mutual Fund	22,826,314	—	—	22,826,314
Repurchase Agreement	—	3,185,000	—	3,185,000
Total Short-Term Investments	22,826,314	3,185,000	—	26,011,314
Total Investments	$1,025,109,042	$9,753,900	$—	$1,034,862,942

Collateral for securities loaned (Liability)	$—	$(22,826,314)	$—	$(22,826,314)

MIST-321

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—44.1% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.4%
Alliance One International, Inc. 10.000%, 07/15/16 (a)	2,465,000	$2,615,981
MHP S.A. 8.250%, 04/02/20 (144A)	1,800,000	1,787,625

		4,403,606

Airlines—0.2%
Delta Air Lines Pass-Through Trust 6.375%, 07/02/17	725,000	755,812
4.950%, 11/23/20	565,066	618,747
TAM Capital 3, Inc. 8.375%, 06/03/21 (144A) (a)	660,000	740,850

		2,115,409

Auto Manufacturers—0.2%
Navistar International Corp. 8.250%, 11/01/21 (a)	2,030,000	2,078,212

Auto Parts & Equipment—0.1%
Commercial Vehicle Group, Inc. 7.875%, 04/15/19	250,000	255,000
Titan International, Inc. 7.875%, 10/01/17	750,000	810,937

		1,065,937

Beverages—0.3%
Ajecorp B.V. 6.500%, 05/14/22 (144A) (a)	960,000	1,039,680
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,254,000	1,649,904
Central American Bottling Corp. 6.750%, 02/09/22 (144A) (a)	630,000	689,063

		3,378,647

Capital Markets—0.1%
International Finance Corp. 7.450%, 08/14/14 (BRL)	3,700,000	1,838,858

Chemicals—0.7%
Basell Finance Co. B.V. 8.100%, 03/15/27 (144A)	382,000	515,700
Eastman Chemical Co. 4.800%, 09/01/42 (a)	740,000	771,386
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd. 5.125%, 12/12/17 (144A)	600,000	612,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 02/01/18 (a)	640,000	665,600
9.000%, 11/15/20 (a)	655,000	625,525
Ineos Group Holdings S.A. 7.875%, 02/15/16 (144A) (EUR)	850,000	1,097,745
LyondellBasell Industries N.V. 5.000%, 04/15/19	1,770,000	2,008,950

Chemicals—(Continued)
Phosagro OAO via Phosagro Bond Funding, Ltd. 4.204%, 02/13/18 (144A)	900,000	$898,875
Rain CII Carbon LLC / CII Carbon Corp. 8.000%, 12/01/18 (144A)	1,275,000	1,354,688

		8,550,469

Coal—0.3%
Alpha Natural Resources, Inc. 6.000%, 06/01/19	820,000	760,550
Berau Coal Energy Tbk PT 7.250%, 03/13/17 (144A)	1,500,000	1,515,000
Bumi Capital Pte, Ltd. 12.000%, 11/10/16 (144A)	875,000	794,062
Bumi Investment Pte, Ltd. 10.750%, 10/06/17 (144A) (a)	500,000	427,500

		3,497,112

Commercial Banks—6.2%
Akbank TAS 7.500%, 02/05/18 (144A) (TRY)	300,000	163,240
Alfa Bank OJSC Via Alfa Bond Issuance plc 7.500%, 09/26/19 (144A)	2,150,000	2,287,062
Banco de Credito del Peru 6.875%, 09/16/26 (144A) (a) (b)	1,915,000	2,186,930
9.750%, 11/06/69 (144A) (b)	455,000	561,925
Banco do Brasil S.A. 6.250%, 04/15/24 (144A) (a) (b)	1,500,000	1,481,250
Banco do Estado do Rio Grande do Sul 7.375%, 02/02/22 (144A) (a)	700,000	763,350
Banco GNB Sudameris S.A. 7.500%, 07/30/22 (144A) (a)	1,400,000	1,561,000
Bank of India 3.625%, 09/21/18 (144A) (a)	1,300,000	1,306,477
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A) (a)	4,110,000	4,685,400
Citigroup, Inc. 5.950%, 01/30/23 (a) (b)	1,500,000	1,558,125
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Zero Coupon, 03/03/15 (TRY)	3,600,000	1,773,636
6.875%, 03/19/20 (EUR)	900,000	1,292,685
CorpGroup Banking S.A. 6.750%, 03/15/23 (144A) (a)	1,300,000	1,366,625
Goldman Sachs Capital II 4.000%, 06/01/43 (a) (b)	5,300,000	4,471,875
HSBC Bank plc 7.650%, 05/01/25	2,100,000	2,856,584
Intesa Sanpaolo S.p.A. 2.688%, 02/24/14 (144A) (a) (b)	875,000	880,257
3.625%, 08/12/15 (144A)	1,900,000	1,899,715
6.500%, 02/24/21 (144A) (a)	1,175,000	1,212,593
JPMorgan Chase & Co. Zero Coupon, 10/04/17 (144A) (TRY)	2,100,000	831,790
7.900%, 04/30/18 (b)	4,343,000	4,994,663

MIST-322

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Banks—(Continued)
KeyBank N.A. 5.800%, 07/01/14	1,225,000	$1,300,660
KeyCorp. 6.500%, 05/14/13	865,000	870,972
Mellon Funding Corp. 5.500%, 11/15/18	812,000	959,418
Morgan Stanley 6.625%, 04/01/18	2,054,000	2,458,024
5.500%, 01/26/20	1,100,000	1,262,150
5.500%, 07/28/21	1,000,000	1,148,356
4.875%, 11/01/22 (a)	450,000	477,966
Nordea Bank AB 4.250%, 09/21/22 (144A) (a)	3,400,000	3,484,194
PNC Bank N.A. 6.000%, 12/07/17	699,000	832,891
PNC Financial Services Group, Inc. 8.250%, 05/21/13 (b)	2,749,000	2,779,506
6.750%, 08/01/21 (b)	3,570,000	4,101,787
Scotia Bank Peru DPR Finance Co. 3.030%, 03/15/17 (144A) (b)	842,105	839,634
Scotiabank Peru S.A. 4.500%, 12/13/27 (144A) (a) (b)	1,900,000	1,841,100
Sovereign Bank 8.750%, 05/30/18	2,655,000	3,222,387
Turkiye Garanti Bankasi 7.375%, 03/07/18 (144A) (TRY)	2,400,000	1,295,440
Turkiye Is Bankasi 6.000%, 10/24/22 (144A) (a)	850,000	890,375
UBS AG 7.625%, 08/17/22 (a)	4,700,000	5,261,025
VTB Bank OJSC Via VTB Capital S.A. 6.000%, 04/12/17 (144A)	1,000,000	1,072,500
6.950%, 10/17/22 (144A)	2,500,000	2,646,250
Wachovia Bank N.A. 6.000%, 11/15/17	1,215,000	1,451,974

		76,331,791

Commercial Services—0.7%
Amherst College 3.794%, 11/01/42	400,000	389,738
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	950,000	1,129,917
Bowdoin College 4.693%, 07/01/2112	800,000	735,810
Catholic Health Initiatives 4.350%, 11/01/42	1,950,000	1,972,948
Massachusetts Institute of Technology 5.600%, 07/01/2111	800,000	1,073,266
Tufts University 5.017%, 04/15/2112	2,700,000	2,946,181
University of Southern California 5.250%, 10/01/2111	550,000	661,406

		8,909,266

Construction Materials—1.0%
Cemex Espana Luxembourg 9.875%, 04/30/19 (144A) (a) (c)	1,420,000	$1,641,804
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A) (a)	900,000	1,001,250
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/22 (144A)	400,000	346,000
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/19 (144A) (a)	1,055,000	912,575
9.750%, 03/25/20 (144A) (a)	1,350,000	1,161,000
Holcim US Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	225,000	263,216
Masco Corp. 7.125%, 03/15/20	2,905,000	3,396,099
5.950%, 03/15/22	1,425,000	1,605,711
Texas Industries, Inc. 9.250%, 08/15/20 (a)	425,000	466,438
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/20 (144A) (a)	346,000	214,520
9.750%, 02/03/22 (144A) (a)	700,000	441,000
Voto-Votorantim Overseas Trading Operations N.V. 6.625%, 09/25/19 (144A) (a)	500,000	577,500

		12,027,113

Diversified Financial Services—6.4%
Alterra Finance LLC 6.250%, 09/30/20	2,100,000	2,474,046
American Honda Finance Corp. 6.700%, 10/01/13 (144A)	1,300,000	1,339,151
Atlas Reinsurance VII, Ltd. 8.154%, 01/07/16 (144A) (b)	250,000	253,900
ATLAS VI Capital, Ltd. 10.500%, 04/07/14 (144A) (EUR) (b)	250,000	332,336
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/19 (144A)	810,000	836,325
Banque PSA Finance S.A. 5.750%, 04/04/21 (144A)	2,000,000	1,970,552
Blue Danube Ltd. 6.297%, 04/10/15 (144A) (b)	250,000	261,175
Blue Fin, Ltd. 9.321%, 05/28/13 (144A) (b)	300,000	302,880
14.071%, 05/28/13 (144A) (b)	250,000	253,375
BM&FBovespa S.A. 5.500%, 07/16/20 (144A)	1,500,000	1,673,250
Caelus Re II, Ltd. 6.571%, 05/24/13 (144A) (b)	1,050,000	1,056,615
Caelus Re, Ltd. 5.321%, 03/07/16 (144A) (b)	400,000	399,680
6.896%, 04/07/20	800,000	800,000
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	3,075,000	3,237,849
Capital One Bank USA N.A. 8.800%, 07/15/19	720,000	981,693

MIST-323

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Carlyle Holdings Finance LLC 3.875%, 02/01/23 (144A)	750,000	$769,783
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A) (a)	2,100,000	2,101,450
Combine Re, Ltd. 4.571%, 01/07/15 (144A) (b)	750,000	769,875
Compass Re, Ltd. 9.071%, 01/08/15 (144A) (b)	300,000	309,660
10.321%, 01/08/15 (144A) (b)	800,000	828,880
Corp. Financiera de Desarrollo S.A. 4.750%, 02/08/22 (144A)	690,000	740,922
DTEK Finance plc 7.875%, 04/04/18 (144A)	1,600,000	1,581,916
East Lane Re V, Ltd.
9.071%, 03/16/16 (144A) (b)	250,000	270,225
East Lane Re, Ltd.
5.821%, 03/14/14 (144A) (b)	250,000	255,075
6.721%, 03/13/17 (144A) (b)	250,000	260,275
Embarcadero Reinsurance, Ltd.
6.671%, 08/04/14 (144A) (b)	600,000	612,300
5.071%, 08/07/15 (144A) (b)	1,000,000	1,030,600
Everglades Re, Ltd.
10.071%, 03/28/18 (144A) (b)	250,000	255,163
General Electric Capital Corp.
7.125%, 06/15/22 (b)	2,800,000	3,262,227
Hyundai Capital America
4.000%, 06/08/17 (144A)	200,000	215,461
Hyundai Capital Services, Inc.
3.500%, 09/13/17 (144A)	660,000	703,054
Ibis Re II, Ltd.
8.421%, 02/05/15 (144A) (b)	500,000	511,900
Ibis Re, Ltd.
6.271%, 05/03/13 (144A) (b)	900,000	902,880
9.321%, 05/03/13 (144A) (b)	250,000	251,575
Intercorp Retail Trust
8.875%, 11/14/18 (144A)	1,050,000	1,200,937
Janus Capital Group, Inc.
6.700%, 06/15/17 (a)	360,000	412,481
Jefferies Group Inc.
5.125%, 04/13/18 (a)	1,125,000	1,231,875
6.875%, 04/15/21	3,325,000	3,898,030
Johnston Re, Ltd.
7.071%, 05/08/13 (144A) (b)	900,000	904,230
Kibou, Ltd.
5.321%, 02/16/15 (144A) (b)	450,000	465,705
KKR Group Finance Co. II LLC
5.500%, 02/01/43 (144A)	3,000,000	2,899,569
Lodestone Re, Ltd.
6.321%, 05/17/13 (144A) (b)	925,000	928,330
8.321%, 05/17/13 (144A) (b)	1,050,000	1,056,090
6.071%, 01/08/14 (144A) (b)	1,500,000	1,513,050
7.321%, 01/08/14 (144A) (b)	750,000	757,200
Longpoint Re, Ltd.
6.071%, 06/12/15 (144A) (b)	450,000	468,810
Macquarie Group, Ltd.
7.625%, 08/13/19 (144A) (a)	1,170,000	1,415,075

Diversified Financial Services—(Continued)
6.000%, 01/14/20 (144A) (a)	1,400,000	$1,538,096
6.250%, 01/14/21 (144A)	400,000	445,101
Magnesita Finance, Ltd.
8.625%, 04/05/17 (144A)	750,000	795,654
Merrill Lynch & Co., Inc.
5.000%, 02/03/14	168,000	173,859
7.750%, 05/14/38	3,200,000	4,278,566
Mystic Re, Ltd.
9.071%, 03/12/15 (144A) (b)	500,000	523,800
12.071%, 03/12/15 (144A) (b)	750,000	794,400
Mythen Re, Ltd.
8.710%, 01/05/17 (144A) (b)	450,000	454,275
Mythen, Ltd.
8.216%, 05/07/15 (144A) (b)	650,000	693,225
Queen Street II Capital, Ltd.
7.571%, 04/09/14 (144A) (b)	975,000	985,335
Queen Street IV Capital, Ltd.
7.571%, 04/09/15 (144A) (b)	400,000	403,760
Queen Street V Re, Ltd.
8.571%, 04/09/15 (144A) (b)	350,000	359,135
Queen Street VII Re, Ltd.
8.671%, 04/08/16 (144A) (b)	400,000	403,460
Residential Reinsurance 2010, Ltd.
6.321%, 06/06/13 (144A) (b)	1,500,000	1,514,400
4.571%, 12/06/16 (144A) (b)	550,000	559,048
Residential Reinsurance 2011, Ltd.
9.071%, 06/06/15 (144A) (b)	675,000	708,277
8.971%, 12/06/15 (144A) (b)	250,000	256,675
Residential Reinsurance 2012, Ltd.
8.071%, 06/06/16 (144A) (b)	950,000	1,001,205
5.821%, 12/06/16 (144A) (b)	1,250,000	1,274,000
Scottrade Financial Services, Inc.
6.125%, 07/11/21 (144A)	2,500,000	2,605,175
SLM Corp.
4.000%, 07/25/14 (b)	989,000	1,000,621
Springleaf Finance Corp.
6.900%, 12/15/17	1,522,000	1,537,220
Successor X, Ltd.
9.821%, 04/04/13 (144A) (b)	300,000	300,210
12.933%, 01/07/14 (144A) (b)	1,250,000	1,255,500
9.411%, 02/25/14 (144A) (b)	1,550,000	1,557,595
13.000%, 02/25/14 (144A) (b)	250,000	251,150
11.071%, 01/27/15 (144A) (b)	650,000	668,330
11.321%, 11/10/15 (144A) (b)	250,000	251,925
TD Ameritrade Holding Corp.
5.600%, 12/01/19	500,000	599,639
Unison Ground Lease Funding LLC
2.981%, 03/16/20 (144A)	1,100,000	1,100,000
Vita Capital V, Ltd.
2.896%, 01/15/17 (144A) (b)	500,000	511,050
3.596%, 01/15/17 (144A) (b)	1,000,000	1,012,700

		78,770,816

Electric—2.3%
Commonwealth Edison Co.
6.950%, 07/15/18 (a)	1,100,000	1,354,280

MIST-324

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Dubai Electricity & Water Authority
8.500%, 04/22/15 (144A)	2,820,000	$3,168,975
Electricite de France S.A.
5.250%, 01/29/23 (144A) (a) (b)	4,000,000	3,981,308
FPL Energy American Wind LLC
6.639%, 06/20/23 (144A)	269,259	259,430
FPL Energy Wind Funding LLC
6.876%, 06/27/17 (144A)	261,225	225,960
Instituto Costarricense de Electricidad
6.950%, 11/10/21 (144A)	1,520,000	1,738,120
Intergen N.V.
9.000%, 06/30/17 (144A)	1,686,000	1,664,925
Israel Electric Corp., Ltd.
6.700%, 02/10/17 (144A)	770,000	858,322
7.250%, 01/15/19 (144A) (a)	845,000	971,363
9.375%, 01/28/20 (144A)	410,000	515,227
Juniper Generation LLC
6.790%, 12/31/14 (144A)	20,046	18,942
Kiowa Power Partners LLC
5.737%, 03/30/21 (144A)	900,000	955,525
New York State Electric & Gas Corp.
6.150%, 12/15/17 (144A)	950,000	1,063,416
NRG Energy, Inc.
7.625%, 05/15/19 (a)	2,100,000	2,278,500
NSG Holdings LLC / NSG Holdings, Inc.
7.750%, 12/15/25 (144A) (c)	867,000	914,685
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	820,293	896,436
PPL Capital Funding, Inc.
6.700%, 03/30/67 (a) (b)	450,000	478,543
Public Service Co. of New Mexico
7.950%, 05/15/18	625,000	778,093
Southern California Edison Co.
6.250%, 02/01/22 (b)	1,575,000	1,740,685
Star Energy Geothermal Wayang Windu, Ltd.
11.500%, 02/12/15 (144A) (c)	964,286	1,028,170
6.125%, 03/27/20 (144A)	1,500,000	1,500,000
West Penn Power Co.
5.950%, 12/15/17 (144A)	1,197,000	1,409,228

		27,800,133

Electrical Components & Equipment—0.1%
Coleman Cable, Inc. 9.000%, 02/15/18	816,000	887,400
Legrand France S.A. 8.500%, 02/15/25 (a)	20,000	26,625

		914,025

Electronics—0.3%
Flextronics International, Ltd. 4.625%, 02/15/20 (144A)	780,000	791,700
5.000%, 02/15/23 (144A)	1,300,000	1,303,250
Viasystems, Inc. 7.875%, 05/01/19 (144A)	1,100,000	1,155,000

		3,249,950

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	311,384	$334,555

Engineering & Construction—0.4%
ABB Finance USA, Inc. 4.375%, 05/08/42	1,140,000	1,201,949
Abengoa Finance SAU 8.875%, 11/01/17 (144A) (a)	500,000	490,000
Dycom Investments, Inc. 7.125%, 01/15/21	1,000,000	1,075,000
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/17 (144A) (a)	550,000	589,875
8.900%, 02/04/21 (144A) (a)	1,800,000	1,950,840

		5,307,664

Entertainment—0.6%
Codere Finance Luxembourg S.A. 9.250%, 02/15/19 (144A) (a)	2,290,000	1,648,800
Lottomatica S.p.A. 8.250%, 03/31/66 (144A) (EUR) (b)	1,957,000	2,617,555
Mashantucket Pequot Tribe 8.500%, 11/15/15 (144A) (c) (d)	1,670,000	133,600
Peermont Global Pty, Ltd.
7.750%, 04/30/14 (144A) (EUR)	920,000	1,155,835
Scientific Games International, Inc.
9.250%, 06/15/19 (a)	590,000	652,687
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (144A)	635,000	638,969

		6,847,446

Food—1.2%
Bertin S.A. / Bertin Finance, Ltd.
10.250%, 10/05/16 (144A)	200,000	230,000
BRF - Brasil Foods S.A.
5.875%, 06/06/22 (144A) (a)	1,425,000	1,588,875
CFG Investment SAC
9.750%, 07/30/19 (144A)	1,400,000	1,330,000
Independencia International, Ltd.
12.000%, 12/30/16 (144A) (d)	296,948	742
JBS Finance II, Ltd.
8.250%, 01/29/18 (144A) (a)	1,430,000	1,580,150
JBS USA LLC / JBS USA Finance, Inc.
8.250%, 02/01/20 (144A) (a)	600,000	658,500
Marfrig Holding Europe B.V.
9.875%, 07/24/17 (144A) (a)	825,000	806,438
8.375%, 05/09/18 (144A)	1,200,000	1,089,000
Marfrig Overseas, Ltd.
9.500%, 05/04/20 (144A)	1,775,000	1,686,250
Minerva Luxembourg S.A.
12.250%, 02/10/22 (144A)	800,000	1,000,000
7.750%, 01/31/23 (144A) (a)	1,700,000	1,827,500
Mondelez International, Inc.
6.500%, 02/09/40	1,850,000	2,410,996

		14,208,451

MIST-325

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Forest Products & Paper—0.0%
Emerald Plantation Holdings, Ltd.
6.000%, 01/30/20	288,170	$210,364

Gas—0.2%
Nakilat, Inc.
6.067%, 12/31/33 (144A)	520,000	635,700
6.267%, 12/31/33 (144A)	1,299,828	1,566,435
Southern Union Co.
3.316%, 11/01/66 (b)	900,000	794,250

		2,996,385

Healthcare-Products—0.2%
Physio-Control International, Inc.
9.875%, 01/15/19 (144A)	2,400,000	2,718,000

Healthcare-Services—0.5%
Gentiva Health Services, Inc.
11.500%, 09/01/18 (a)	2,300,000	2,374,750
HCA, Inc.
7.190%, 11/15/15	10,000	11,050
6.500%, 02/15/20	350,000	395,719
8.360%, 04/15/24	50,000	56,250
7.690%, 06/15/25	50,000	53,625
NYU Hospitals Center
4.428%, 07/01/42	1,800,000	1,757,914
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
7.750%, 02/01/19 (a)	1,500,000	1,612,500

		6,261,808

Holding Companies-Diversified—0.0%
Boart Longyear Management Pty, Ltd.
7.000%, 04/01/21 (144A)	525,000	544,688

Home Builders—0.2%
Meritage Homes Corp.
7.000%, 04/01/22 (a)	2,500,000	2,796,875

Home Furnishings—0.1%
Arcelik A.S.
5.000%, 04/03/23 (144A)	1,300,000	1,300,000

Household Products—0.2%
Avon Products, Inc.
5.000%, 03/15/23	2,760,000	2,837,487

Household Products/Wares—0.5%
Controladora Mabe S.A. C.V.
7.875%, 10/28/19 (144A)	2,121,000	2,523,990
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.125%, 04/15/19	1,300,000	1,402,375
9.875%, 08/15/19	705,000	774,619
Yankee Candle Co., Inc.
9.750%, 02/15/17	1,684,000	1,751,377

		6,452,361

Insurance—3.8%
AXA S.A.
6.463%, 12/14/18 (144A) (a) (b)	1,475,000	$1,471,313
8.600%, 12/15/30 (a)	1,320,000	1,696,877
Delphi Financial Group, Inc.
7.875%, 01/31/20	2,190,000	2,702,031
Foundation Re III, Ltd.
5.821%, 02/03/14 (144A) (b)	825,000	835,478
5.071%, 02/25/15 (b)	750,000	782,250
Genworth Financial, Inc.
7.200%, 02/15/21	2,640,000	3,080,331
7.625%, 09/24/21	1,150,000	1,387,372
Hanover Insurance Group, Inc. (The)
7.500%, 03/01/20	325,000	383,105
7.625%, 10/15/25	3,516,000	4,123,814
Ironshore Holdings US, Inc.
8.500%, 05/15/20 (144A)	1,635,000	1,874,369
Liberty Mutual Group, Inc.
7.300%, 06/15/14 (144A) (c)	394,000	419,249
Liberty Mutual Insurance Co.
7.697%, 10/15/97 (144A)	2,600,000	2,871,861
Lincoln National Corp.
6.050%, 04/20/67 (b)	2,382,000	2,405,820
Montpelier Re Holdings, Ltd.
4.700%, 10/15/22 (a)	1,965,000	2,020,643
OneBeacon US Holdings, Inc.
4.600%, 11/09/22	1,500,000	1,573,060
Platinum Underwriters Finance, Inc.
7.500%, 06/01/17	2,214,000	2,487,405
Protective Life Corp.
7.375%, 10/15/19	1,925,000	2,366,085
Prudential Financial, Inc.
6.200%, 01/15/15 (a)	215,000	234,624
5.875%, 09/15/42 (a) (b)	1,200,000	1,282,500
5.625%, 06/15/43 (b)	1,750,000	1,820,000
8.875%, 06/15/68 (a) (b)	915,000	1,128,872
Sirius International Group, Ltd.
7.506%, 06/30/17 (144A) (b)	3,465,000	3,670,717
Validus Holdings, Ltd.
8.875%, 01/26/40	1,720,000	2,302,020
Vitality Re IV, Ltd.
2.821%, 01/09/17 (144A) (b)	400,000	405,080
Wilton Re Finance LLC
5.875%, 03/30/33 (144A) (b)	1,050,000	1,062,607
XL Group plc
6.500%, 04/15/17 (a) (b)	2,845,000	2,795,212

		47,182,695

Internet—0.1%
Expedia, Inc.
5.950%, 08/15/20	675,000	751,673

Investment Company Security—0.4%
Gruposura Finance
5.700%, 05/18/21 (144A) (a)	915,000	1,016,794
IPIC GMTN, Ltd.
5.500%, 03/01/22 (144A)	1,680,000	1,957,200

MIST-326

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Investment Company Security—(Continued)
Prospect Capital Corp.
5.875%, 03/15/23	1,900,000	$1,907,151

		4,881,145

Iron/Steel—0.9%
Allegheny Technologies, Inc.
9.375%, 06/01/19	1,135,000	1,462,962
ArcelorMittal
6.125%, 06/01/18	1,500,000	1,621,798
6.000%, 03/01/21 (a)	1,390,000	1,463,691
Commercial Metals Co.
7.350%, 08/15/18 (a)	1,315,000	1,466,225
Essar Steel Algoma, Inc.
9.375%, 03/15/15 (144A)	450,000	434,250
9.875%, 06/15/15 (144A) (a)	1,030,000	844,600
Ferrexpo Finance plc
7.875%, 04/07/16 (144A) (a)	650,000	651,625
Metinvest B.V.
10.250%, 05/20/15 (144A)	550,000	582,835
8.750%, 02/14/18 (144A)	1,200,000	1,233,600
Samarco Mineracao S.A.
4.125%, 11/01/22 (144A)	1,275,000	1,243,763

		11,005,349

IT Services—0.2%
Brocade Communications Systems, Inc.
4.625%, 01/15/23 (144A) (a)	550,000	534,875
Seagate HDD Cayman
7.750%, 12/15/18	1,205,000	1,327,006

		1,861,881

Lodging—0.1%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.375%, 03/15/22 (a)	1,115,000	1,174,931

Machinery-Construction & Mining—0.1%
Ormat Funding Corp.
8.250%, 12/30/20	900,339	841,817
Terex Corp.
6.000%, 05/15/21	400,000	423,000

		1,264,817

Machinery-Diversified—0.2%
Cummins, Inc.
6.750%, 02/15/27	393,000	492,102
5.650%, 03/01/98	2,375,000	2,428,074

		2,920,176

Media—0.4%
Myriad International Holding B.V.
6.375%, 07/28/17 (144A)	1,530,000	1,730,889
Nara Cable Funding, Ltd.
8.875%, 12/01/18 (144A) (EUR)	1,660,000	2,112,851

Media—(Continued)
Ono Finance II plc
11.125%, 07/15/19 (EUR)	350,000	$468,837
Time Warner Cable, Inc.
8.750%, 02/14/19	198,000	262,173
8.250%, 04/01/19	313,000	407,943

		4,982,693

Metal Fabricate/Hardware—0.2%
Mueller Water Products, Inc.
7.375%, 06/01/17 (a)	1,096,000	1,132,990
Valmont Industries, Inc.
6.625%, 04/20/20	940,000	1,114,680
WPE International Cooperatief UA
10.375%, 09/30/20 (144A) (a)	900,000	846,000

		3,093,670

Mining—1.6%
Alcoa, Inc. 6.150%, 08/15/20 (a)	1,280,000	1,395,686
ALROSA Finance S.A. 7.750%, 11/03/20 (144A) (a)	640,000	752,608
Anglo American Capital plc 9.375%, 04/08/14 (144A)	845,000	912,469
AngloGold Ashanti Holdings plc 5.375%, 04/15/20 (a)	1,615,000	1,711,944
5.125%, 08/01/22 (a)	680,000	690,586
Freeport-McMoRan Copper & Gold, Inc. 3.875%, 03/15/23 (144A)	1,875,000	1,884,202
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A)	4,860,000	4,782,366
KGHM International, Ltd. 7.750%, 06/15/19 (144A)	2,100,000	2,215,500
Mirabela Nickel, Ltd. 8.750%, 04/15/18 (144A)	1,025,000	945,563
Noranda Aluminum Acquisition Corp. 4.524%, 05/15/15 (b)	507	507
Novelis, Inc. 8.375%, 12/15/17 (a)	1,160,000	1,276,000
Southern Copper Corp. 5.375%, 04/16/20	395,000	450,474
Vedanta Resources plc 9.500%, 07/18/18 (144A) (a)	725,000	855,500
8.250%, 06/07/21 (144A)	700,000	805,000
Volcan Cia Minera SAA 5.375%, 02/02/22 (144A) (a)	625,000	664,063

		19,342,468

Miscellaneous Manufacturing—0.1%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, 04/15/14	910,000	989,104
Park-Ohio Industries, Inc. 8.125%, 04/01/21	500,000	546,250

		1,535,354

MIST-327

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Multi-National—0.7%
Asian Development Bank 3.375%, 05/20/14 (NOK)	10,000,000	$1,742,448
Inter-American Development Bank 4.500%, 02/04/16 (IDR)	21,400,000,000	2,122,316
International Bank for Reconstruction & Development 3.250%, 04/14/14 (NOK)	16,800,000	2,916,364
5.750%, 10/21/19 (AUD)	1,600,000	1,841,664

		8,622,792

Oil & Gas—2.9%
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	1,130,000	1,243,000
Dolphin Energy, Ltd. 5.500%, 12/15/21 (144A) (a)	470,000	544,612
EP Energy LLC / EP Energy Finance, Inc. 9.375%, 05/01/20 (a)	1,750,000	2,030,000
Frontier Oil Corp. 6.875%, 11/15/18	400,000	435,000
Gazprom OAO Via Gaz Capital S.A. 8.146%, 04/11/18 (144A)	190,000	230,613
4.950%, 07/19/22 (144A)	200,000	209,000
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 04/15/20	825,000	913,687
National JSC Naftogaz of Ukraine 9.500%, 09/30/14	1,000,000	1,026,200
Newfield Exploration Co. 5.625%, 07/01/24	1,625,000	1,681,875
Norwegian Energy Co. AS 12.900%, 11/20/14 (NOK)	4,000,000	707,101
Novatek OAO via Novatek Finance, Ltd. 4.422%, 12/13/22 (144A)	2,600,000	2,583,750
Oasis Petroleum, Inc. 6.875%, 01/15/23	2,050,000	2,265,250
Offshore Group Investment, Ltd. 7.500%, 11/01/19 (144A) (a)	1,000,000	1,065,000
Plains Exploration & Production Co. 8.625%, 10/15/19	1,025,000	1,168,500
6.750%, 02/01/22	3,505,000	3,921,219
Precision Drilling Corp. 6.625%, 11/15/20	1,100,000	1,179,750
Quicksilver Resources, Inc. 7.125%, 04/01/16	17,000	14,450
Samson Investment Co. 9.750%, 02/15/20 (144A)	865,000	923,387
SandRidge Energy, Inc. 7.500%, 03/15/21 (a)	625,000	653,125
Stone Energy Corp. 8.625%, 02/01/17	900,000	976,500
Swift Energy Co. 7.875%, 03/01/22 (a)	750,000	787,500
Tengizchevroil Finance Co. SARL 6.124%, 11/15/14 (144A)	764,591	791,352

Oil & Gas—(Continued)
Tesoro Corp. 5.375%, 10/01/22	1,630,000	$1,707,425
TNK-BP Finance S.A. 7.500%, 07/18/16 (144A) (a)	1,090,000	1,254,372
6.625%, 03/20/17 (144A)	375,000	425,625
Transocean, Inc. 6.375%, 12/15/21 (a)	3,100,000	3,615,428
Unit Corp. 6.625%, 05/15/21 (a)	875,000	920,937
Valero Energy Corp. 9.375%, 03/15/19	1,230,000	1,680,094
W&T Offshore, Inc. 8.500%, 06/15/19	600,000	655,500
XTO Energy, Inc. 6.250%, 04/15/13	30,000	30,057

		35,640,309

Oil & Gas Services—0.5%
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	500,000	504,375
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A)	304,000	323,760
Exterran Holdings, Inc. 7.250%, 12/01/18	1,525,000	1,647,000
SESI LLC 7.125%, 12/15/21	1,460,000	1,640,675
Weatherford International, Ltd. 9.625%, 03/01/19	1,209,000	1,580,886
5.950%, 04/15/42	475,000	491,290

		6,187,986

Packaging & Containers—0.6%
AEP Industries, Inc. 8.250%, 04/15/19	290,000	316,825
Ardagh Packaging Finance plc 9.125%, 10/15/20 (144A)	2,325,000	2,586,562
9.250%, 10/15/20 (144A) (EUR)	400,000	553,760
7.000%, 11/15/20 (144A) (a)	1,200,000	1,236,000
Graphic Packaging International, Inc. 7.875%, 10/01/18	685,000	758,638
Mondi Consumer Packaging International AG 9.750%, 07/15/17 (144A) (EUR) (c)	950,000	1,388,244

		6,840,029

Pharmaceuticals—0.1%
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC 7.750%, 09/15/18	1,075,000	1,154,281

Pipelines—1.5%
Buckeye Partners L.P. 6.050%, 01/15/18 (a)	505,000	576,031

MIST-328

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
DCP Midstream LLC 9.750%, 03/15/19 (144A)	1,267,000	$1,670,591
Enterprise Products Operating LLC 8.375%, 08/01/66 (b)	1,059,000	1,218,748
7.000%, 06/01/67 (b)	678,000	736,305
Kinder Morgan Energy Partners L.P. 5.950%, 02/15/18 (a)	1,559,000	1,860,743
4.150%, 03/01/22 (a)	2,300,000	2,471,148
Plains All American Pipeline LP / PAA Finance Corp. 6.125%, 01/15/17 (a)	1,467,000	1,722,701
Questar Pipeline Co. 5.830%, 02/01/18	1,441,000	1,684,378
Spectra Energy Capital LLC 6.200%, 04/15/18	1,109,000	1,341,013
6.750%, 07/15/18	600,000	707,215
Sunoco Logistics Partners Operations LP 6.100%, 02/15/42	1,700,000	1,937,000
Transportadora de Gas del Sur S.A. 7.875%, 05/14/17 (144A)	921,000	821,993
Williams Cos., Inc. (The) 7.750%, 06/15/31	1,549,000	1,935,079

		18,682,945

Real Estate—0.2%
WEA Finance LLC 7.125%, 04/15/18 (144A)	1,651,000	2,039,063

Real Estate Investment Trusts—1.6%
Alexandria Real Estate Equities, Inc. 4.600%, 04/01/22	575,000	620,784
BioMed Realty L.P. 4.250%, 07/15/22	685,000	717,237
CubeSmart LP 4.800%, 07/15/22	550,000	603,440
DDR Corp. 7.500%, 04/01/17	1,495,000	1,778,735
4.625%, 07/15/22 (a)	430,000	466,005
Digital Realty Trust L.P. 4.500%, 07/15/15	900,000	956,787
5.875%, 02/01/20	350,000	399,301
Goodman Funding Pty, Ltd. 6.375%, 04/15/21 (144A)	2,450,000	2,853,878
6.000%, 03/22/22 (144A) (a)	800,000	918,998
Healthcare Realty Trust, Inc. 6.500%, 01/17/17	1,130,000	1,301,661
5.750%, 01/15/21	630,000	719,174
Highwoods Realty LP 3.625%, 01/15/23	1,525,000	1,510,142
Hospitality Properties Trust 7.875%, 08/15/14	1,535,000	1,620,681
5.000%, 08/15/22	1,480,000	1,579,928
Mack-Cali Realty L.P. 4.500%, 04/18/22 (a)	910,000	971,349

Real Estate Investment Trusts—(Continued)
Sabra Health Care L.P. / Sabra Capital Corp. 8.125%, 11/01/18	200,000	$218,250
Senior Housing Properties Trust 6.750%, 04/15/20 (a)	2,235,000	2,556,062

		19,792,412

Retail—0.2%
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	891,014	1,038,776
Ferrellgas L.P. / Ferrellgas Finance Corp. 6.500%, 05/01/21 (a)	800,000	830,000
Star Gas Partners L.P. / Star Gas Finance Co. 8.875%, 12/01/17 (a)	902,000	929,060

		2,797,836

Savings & Loans—0.1%
Astoria Financial Corp. 5.000%, 06/19/17	1,700,000	1,822,165

Semiconductors—0.0%
KLA-Tencor Corp. 6.900%, 05/01/18	154,000	184,819
LDK Solar Co., Ltd. 10.000%, 02/28/14 (CNY)	2,000,000	165,645

		350,464

Software—0.1%
Allen Systems Group, Inc. 10.500%, 11/15/16 (144A)	624,000	402,480
First Data Corp. 5.204%, 01/15/21 (144A)	433,000	452,485

		854,965

Telecommunications—3.2%
CenturyLink, Inc. 6.450%, 06/15/21 (a)	700,000	743,184
7.600%, 09/15/39	700,000	680,893
Cincinnati Bell, Inc. 8.250%, 10/15/17 (a)	1,442,000	1,535,730
8.750%, 03/15/18 (a)	696,000	694,260
8.375%, 10/15/20	1,408,000	1,471,360
CommScope, Inc. 8.250%, 01/15/19 (144A)	680,000	741,200
Crown Castle Towers LLC 6.113%, 01/15/40 (144A)	785,000	961,736
4.883%, 08/15/40 (144A)	1,600,000	1,844,531
Digicel, Ltd. 8.250%, 09/01/17 (144A)	1,350,000	1,441,125
7.000%, 02/15/20 (144A)	400,000	422,000
Frontier Communications Corp. 8.500%, 04/15/20 (a)	1,175,000	1,336,562
8.750%, 04/15/22 (a)	1,950,000	2,179,125

MIST-329

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
GCI, Inc. 8.625%, 11/15/19 (a)	370,000	$392,200
GTP Acquisition Partners I LLC 7.628%, 06/15/41 (144A)	1,800,000	2,005,076
GTP Cellular Sites LLC 3.721%, 03/15/42 (144A)	600,000	622,516
GTP Towers Issuer LLC 4.436%, 02/15/40 (144A)	1,980,000	2,072,800
Intelsat Jackson Holdings S.A. 8.500%, 11/01/19	250,000	280,937
Intelsat Luxembourg S.A. 11.500%, 02/04/17 (a)	2,154,654	2,289,320
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	1,000,000	1,097,500
6.625%, 11/15/20 (a)	875,000	917,656
Oi S.A. 5.750%, 02/10/22 (144A) (a)	1,700,000	1,780,750
PAETEC Holding Corp. 9.875%, 12/01/18 (a)	500,000	576,250
Qtel International Finance, Ltd. 6.500%, 06/10/14 (144A) (a)	1,030,000	1,097,362
Richland Towers Funding LLC / Management Funding 7.870%, 03/15/41 (144A)	625,000	677,755
Telefonica Emisiones SAU 6.221%, 07/03/17	2,000,000	2,242,768
Telenet Finance III Luxembourg S.C.A. 6.625%, 02/15/21 (144A) (EUR)	550,000	734,981
Telesat Canada / Telesat LLC 12.500%, 11/01/17	1,220,000	1,308,450
VimpelCom Holdings B.V. 9.000%, 02/13/18 (144A) (RUB)	72,000,000	2,399,055
7.504%, 03/01/22 (144A) (a)	2,500,000	2,788,250
WCP Wireless Site Funding LLC 6.829%, 11/15/40 (144A)	750,000	808,504
Windstream Corp. 8.125%, 09/01/18 (a)	400,000	440,000
7.750%, 10/15/20 (a)	1,000,000	1,090,000
6.375%, 08/01/23 (144A) (c)	265,000	264,338

		39,938,174

Textiles—0.0%
Mohawk Industries, Inc. 3.850%, 02/01/23	575,000	587,421

Transportation—0.7%
Aeropuertos Dominicanos Siglo XXI S.A. 9.250%, 11/13/19 (144A) (a)	1,000,000	1,092,500
CEVA Group plc 11.500%, 04/01/18 (144A) (a)	1,779,000	1,641,128
Golar LNG Partners LP 7.070%, 10/12/17 (NOK) (b)	6,000,000	1,045,140
Inversiones Alsacia S.A. 8.000%, 08/18/18 (144A)	1,692,483	1,609,974
Viterra, Inc. 5.950%, 08/01/20 (144A) (c)	2,760,000	2,974,471

		8,363,213

Trucking & Leasing—0.2%
GATX Corp. 6.000%, 02/15/18	1,896,000	$2,135,230

Total Corporate Bonds & Notes (Cost $501,028,021)		543,553,565

Floating Rate Loans (b)—11.3%

Advertising—0.2%
Affinion Group, Inc. Term Loan 6.500%, 07/16/15	1,363,507	1,337,798
inVentiv Health, Inc. Term Loan 7.500%, 08/04/16	920,179	916,347

		2,254,145

Aerospace/Defense—0.2%
DAE Aviation Holdings, Inc. Term Loan 6.250%, 10/29/18	1,450,392	1,477,587
6.250%, 11/02/18	657,513	669,841
DynCorp International LLC Term Loan 6.250%, 07/07/16	269,435	271,994
Hunter Defense Technologies, Inc. First Lien Term Loan 3.540%, 08/22/14	542,596	507,328

		2,926,750

Airlines—0.2%
Allegiant Travel Co. Term Loan 5.750%, 03/10/17	980,000	986,125
Delta Air Lines, Inc. Term Loan 5.250%, 10/18/18	1,000,000	1,018,125

		2,004,250

Auto Manufacturers—0.3%
Chrysler Group LLC Term Loan 6.000%, 05/24/17	3,060,488	3,121,911
HHI Holdings LLC Term Loan 5.000%, 10/05/18	555,580	564,608

		3,686,519

Auto Parts & Equipment—0.4%
Federal-Mogul Corp. Term Loan 2.138%, 12/29/14	563,526	528,939
2.138%, 12/28/15	287,513	269,867

MIST-330

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—(Continued)
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan 4.750%, 04/30/19	750,000	$758,123
Metaldyne Co. LLC Term Loan 5.000%, 12/18/18	169,575	171,271
Remy International, Inc. Term Loan 4.250%, 03/05/20	620,232	628,242
TI Automotive Systems LLC Term Loan 0.000%, 12/31/18 (e)	1,250,550	1,238,045
Tomkins LLC Term Loan 3.750%, 09/29/16	296,467	300,174
UCI International, Inc. Term Loan 5.500%, 07/26/17	975,213	982,835

		4,877,496

Beverages—0.4%
Constellation Brands, Inc. Bridge Loan 0.000%, 06/28/20 (e) (f)	4,250,000	4,250,000

Building Products—0.1%
Custom Building Products, Inc. Term Loan 6.000%, 12/12/19	523,819	534,295

Capital Markets—0.4%
Compass Investors, Inc. Term Loan 5.250%, 12/27/19	4,598,475	4,658,830

Chemicals—0.4%
Chemtura Corp. Term Loan 5.500%, 08/27/16	855,000	868,094
Huntsman International LLC Extended Term Loan 2.743%, 04/19/17	153,156	154,520
Ineos U.S. Finance LLC Term Loan 6.500%, 05/04/18	460,350	468,899
U.S. Coatings Acquisition, Inc. Term Loan 4.750%, 02/03/20	2,340,000	2,374,983
Univar, Inc. Term Loan 5.000%, 06/30/17	1,182,780	1,196,536

		5,063,032

Coal—0.1%
Walter Energy, Inc. Term Loan 5.750%, 04/02/18	611,362	616,668

Commercial Services—0.1%
Interactive Data Corp. Term Loan 3.750%, 02/11/18	1,163,698	$1,178,791
Scitor Corp. Term Loan 5.000%, 02/15/17	463,977	466,490

		1,645,281

Construction Materials—0.3%
Fairmount Minerals, Ltd. Term Loan 5.250%, 03/15/17	1,018,750	1,027,562
Preferred Sands Holdings Co. Term Loan 9.000%, 12/15/16	2,883,500	2,714,094
U.S. Silica Co. Incremental Term Loan 4.750%, 06/01/17	368,438	370,665

		4,112,321

Containers & Packaging—0.0%
BWAY Corp. Term Loan 4.500%, 08/07/17	224,438	227,580
Reynolds Group Holdings, Inc. Term Loan 4.750%, 09/28/18	248,750	252,721

		480,301

Diversified Financial Services—0.3%
LPL Holdings, Inc. Term Loan 4.000%, 03/29/19	445,500	451,291
Ocwen Financial Corp. Term Loan 5.000%, 02/15/18	2,790,000	2,843,010

		3,294,301

Electric—0.5%
AES Corp. Term Loan 3.750%, 06/01/18	1,107,294	1,124,402
Calpine Corp. Term Loan 4.000%, 04/02/18	1,205,400	1,222,981
NRG Energy, Inc. Term Loan 3.250%, 07/02/18	908,813	922,399
NSG Holdings LLC Term Loan 4.750%, 12/11/19	708,225	720,619
Race Point Power Term Loan 7.750%, 01/11/18	264,955	265,617

MIST-331

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Extended Term Loan 4.733%, 10/10/17	1,710,495	$1,216,821

		5,472,839

Electrical Components & Equipment—0.1%
Pelican Products, Inc. First Lien Delayed Draw Term Loan 7.000%, 07/11/18	600,463	605,717

Electronics—0.1%
Aeroflex, Inc. Term Loan 5.750%, 05/09/18	920,017	932,093
Dealer Computer Services, Inc. Term Loan 3.750%, 04/20/18	70,804	71,555
Flextronics International, Ltd. Delayed Draw Term Loan 2.454%, 10/01/14	53,178	53,361
Term Loan 2.454%, 10/01/14	252,072	252,939

		1,309,948

Entertainment—0.1%
Pinnacle Entertainment, Inc. Incremental Term Loan 4.000%, 03/19/19	792,000	798,435
Six Flags Theme Parks, Inc. Term Loan 4.000%, 12/20/18	709,033	720,048

		1,518,483

Environmental Control—0.1%
Synagro Technologies, Inc. Term Loan 2.280%, 04/02/14	213,054	204,106
Waste Industries USA., Inc. Term Loan 4.000%, 03/17/17	702,748	709,189
WCA Waste System, Inc. Term Loan 5.500%, 03/22/18	658,350	664,110

		1,577,405

Food—0.2%
Advance Pierre Foods, Inc. Term Loan 5.750%, 07/10/17	224,438	228,029
Del Monte Foods Co. Term Loan 4.000%, 03/08/18	712,490	720,117

Food—(Continued)
Pinnacle Foods Holdings Corp. Term Loan 4.750%, 10/17/18	992,481	$1,004,887

		1,953,033

Healthcare-Products—0.2%
Fresenius U.S. Finance I, Inc. Term Loan 3.250%, 09/10/14	457,675	459,107
Immucor, Inc. Term Loan 5.000%, 08/17/18	1,551,483	1,574,763
MedAssets, Inc. Term Loan 4.000%, 12/13/19	412,163	417,830

		2,451,700

Healthcare-Services—1.1%
Accentcare, Inc. Term Loan 6.500%, 12/22/16	491,021	316,095
Alliance Healthcare Services, Inc. Term Loan 7.250%, 06/01/16	731,535	737,022
Ardent Medical Services, Inc. Term Loan 6.750%, 07/02/18	428,925	437,503
Gentiva Health Services, Inc Term Loan 6.500%, 08/17/16	2,544,177	2,566,439
Hanger Orthopedic Group, Inc. Term Loan 4.000%, 12/01/16	1,218,958	1,227,723
HCA, Inc. Extended Term Loan 3.534%, 03/31/17	251,355	253,869
3.454%, 05/01/18	104,810	105,871
Iasis Healthcare LLC Term Loan 4.500%, 05/03/18	710,532	721,264
Kindred Healthcare, Inc. Term Loan 5.250%, 06/01/18	1,591,650	1,605,911
MMM Holdings, Inc. Term Loan 9.750%, 10/09/17	509,474	512,979
MSO of Puerto Rico, Inc. Term Loan 9.750%, 10/26/17	370,526	373,076
ON Assignment, Inc. Term Loan 5.000%, 05/15/19	904,893	917,706
Onex Carestream Finance LP Term Loan 5.000%, 02/25/17	832,461	837,443

MIST-332

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Select Medical Corp. Term Loan 5.500%, 06/01/18	1,793,063	$1,808,474
Universal Health Services, Inc. Term Loan 3.750%, 11/15/16	505,813	512,452
Virtual Radiologic Corp. Term Loan 7.750%, 12/22/16	1,323,000	934,918

		13,868,745

Home Builders—0.0%
Hillman Companies, Inc. Term Loan 4.250%, 05/29/17	267,578	270,365

Home Furnishings—0.3%
Tempur-Pedic International, Inc. Bridge Term Loan 0.000%, 09/27/13 (e)	1,965,000	1,965,000
Term Loan 5.000%, 12/12/19	1,980,038	2,010,976

		3,975,976

Household Products—0.1%
Revlon Consumer Products Corp. Term Loan 4.000%, 11/19/17	664,796	676,107
Yankee Candle Co., Inc. Term Loan 5.250%, 04/02/19	834,892	842,052

		1,518,159

Industrial Conglomerates—0.1%
Mirror BidCo Corp. Term Loan 5.250%, 12/27/19	1,226,925	1,242,262

Insurance—0.5%
Alliant Holdings I, Inc. Term Loan 5.000%, 12/20/19	498,750	506,129
CNO Financial Group, Inc. Term Loan 5.000%, 09/20/18	860,189	872,288
Confie Seguros Holding II Co. Term Loan 6.500%, 10/20/18	3,441,375	3,470,059
Hub International, Ltd. Incremental Term Loan 6.750%, 12/13/17	1,032,818	1,045,010

		5,893,486

Internet Software & Services—0.0%
Autotrader.com, Inc. Term Loan 4.000%, 12/15/16	367,500	$372,555

IT Services — 0.3%
Expert Global Solutions, Inc. Term Loan 8.500%, 04/03/18	2,558,143	2,591,732
TASC, Inc. Term Loan 4.500%, 12/18/15	725,762	729,166

		3,320,898

Machinery-Construction & Mining—0.0%
Terex Corp. Term Loan 4.500%, 04/28/17	418,646	427,019

Media—0.4%
Cengage Learning Acquisitions, Inc. Term Loan 2.710%, 07/03/14	732,558	567,000
Charter Communications Operating LLC Extended Term Loan 3.460%, 09/06/16	238,684	240,534
Term Loan 4.000%, 05/15/19	301,950	305,240
HMH Holding, Inc. Term Loan 7.250%, 06/01/18	410,850	415,472
Kasima LLC Term Loan 5.000%, 03/31/17	833,000	841,330
Mediacom Broadband LLC Term Loan 4.500%, 10/23/17	972,500	981,418
Truven Health Analytics, Inc. Term Loan 5.750%, 06/01/19	1,290,250	1,309,604
WideOpenWest Finance LLC First Lien Term Loan 6.250%, 07/17/18	564,733	571,746

		5,232,344

Mining—0.2%
Novelis, Inc. Term Loan 3.750%, 03/10/17	806,443	818,794
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18	113,752	114,321
Waupaca Foundry, Inc. Term Loan 5.750%, 06/29/17	1,842,386	1,870,021

		2,803,136

MIST-333

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.4%
Frac Tech International LLC Term Loan 8.500%, 05/06/16	1,173,927	$1,115,066
Glenn Pool Oil & Gas Trust Term Loan 4.500%, 05/02/16	1,582,479	1,590,392
Samson Investments Co. Second Lien Term Loan 6.000%, 09/25/18	2,200,000	2,229,568

		4,935,026

Packaging & Containers—0.4%
Exopack LLC Term Loan 6.500%, 05/31/17	3,473,138	3,523,064
Ranpak Corp. Term Loan 4.750%, 04/20/17	716,974	717,573

		4,240,637

Pharmaceuticals—0.6%
Aptalis Pharma, Inc. Term Loan 5.500%, 02/10/17	1,637,313	1,654,504
Endo Pharmaceuticals Holdings, Inc. Term Loan
4.000%, 06/18/18	103,800	104,297
Grifols, Inc. Term Loan
4.250%, 06/01/17	2,540,257	2,568,683
Par Pharmaceutical Cos., Inc. Term Loan
4.250%, 09/30/19	1,507,434	1,525,486
RPI Finance Trust Incremental Term Loan
4.000%, 11/09/18	1,403,729	1,419,521
Valeant Pharmaceuticals International, Inc. Term Loan
3.500%, 12/11/19	399,000	404,195

		7,676,686

Retail—0.3%
DineEquity, Inc. Term Loan
3.750%, 10/19/17	296,312	301,312
Dunkin’ Brands Group, Inc. Term Loan
3.753%, 02/14/20	1,878,059	1,902,277
Pilot Travel Centers LLC Term Loan
3.750%, 03/30/18	676,558	685,353
Wendy’s International, Inc. Term Loan
4.750%, 05/15/19	1,144,250	1,158,708

		4,047,650

Semiconductors—0.1%
Microsemi Corp. Term Loan
3.750%, 02/19/20	791,212	$799,915
Semtech Corp. Term Loan
5.500%, 03/20/17	382,113	388,561

		1,188,476

Software—0.3%
Cinedigm Digital Funding I LLC Term Loan
3.750%, 04/29/16	361,671	363,932
First Data Corp. Extended Term Loan
5.204%, 03/24/17	28,291	28,578
4.204%, 03/23/18	372,933	372,304
IMS Health, Inc. Term Loan
3.750%, 08/25/17	639,894	647,652
Nuance Communications, Inc. Term Loan
3.210%, 03/31/16	727,862	733,700
Rovi Solutions Corp. Term Loan
4.000%, 03/29/19	1,061,608	1,061,608
Verint Systems, Inc. Term Loan
4.000%, 09/06/19	552,000	557,059
Vertafore, Inc. Term Loan
5.250%, 07/29/16	371,454	376,405

		4,141,238

Telecommunications—1.0%
CommScope, Inc. Term Loan
3.750%, 01/12/18	622,066	629,577
DigitalGlobe, Inc. Term Loan
3.750%, 01/24/20	952,000	966,428
Intelsat Jackson Holdings, Ltd. Term Loan
3.205%, 02/03/14	450,000	450,337
MetroPCS Wireless, Inc. Incremental Term Loan
4.000%, 03/16/18	979,983	985,231
Riverbed Technology, Inc. Term Loan
4.000%, 12/18/19	2,154,718	2,180,305
Telesat Canada / Telesat LLC Term Loan
5.500%, 03/28/19	2,580,500	2,609,531
Virgin Media Investment Holdings, Ltd. Term Loan
0.000%, 02/17/20 (e)	4,285,000	4,273,045

		12,094,454

MIST-334

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Trading Companies & Distributors—0.3%
WESCO Distribution, Inc. Term Loan
4.500%, 12/12/19	3,147,113	$3,189,724

Transportation—0.2%
CEVA Group plc Term Loan
5.283%, 08/31/16	316,996	308,437
5.299%, 08/31/16	809,650	787,789
Ozburn-Hessey Holding Co. LLC Term Loan
8.250%, 04/08/16	589,000	591,945
Swift Transportation Co., Inc. Term Loan
2.953%, 12/21/16	940,952	948,207
4.000%, 12/21/17	328,487	333,086

		2,969,464

Total Floating Rate Loans (Cost $136,845,227)		138,701,614

Mortgage-Backed Securities—10.0%

Collateralized Mortgage Obligations—6.2%
Adjustable Rate Mortgage Trust
2.729%, 03/25/35 (b)	549,504	518,779
American Home Mortgage Investment Trust
2.447%, 06/25/45 (b)	835,791	829,683
Banc of America Alternative Loan Trust
5.000%, 07/25/19	976,393	998,696
5.500%, 01/25/20	712,643	726,145
5.750%, 04/25/33	884,551	963,666
5.500%, 09/25/33	764,990	782,312
6.000%, 03/25/34	1,110,011	1,151,290
6.000%, 04/25/34	325,392	323,229
5.250%, 05/25/34	712,004	725,265
6.000%, 11/25/34	190,620	187,463
Banc of America Funding Corp.
5.750%, 10/25/35	176,648	177,533
5.500%, 01/25/36	969,902	970,061
0.332%, 08/26/36 (144A) (b)	704,171	708,198
Banc of America Mortgage Securities, Inc.
4.750%, 10/25/20	92,339	93,112
3.132%, 09/25/33 (b)	585,255	592,854
3.162%, 10/25/33 (b)	1,392,380	1,418,470
2.998%, 06/25/34 (b)	272,891	273,600
5.750%, 01/25/35	1,173,139	1,205,895
5.071%, 09/25/35 (b)	353,833	355,761
Bayview Opportunity Master Fund Trust IIB LP
2.981%, 01/28/33 (144A) (b)	993,321	995,605
BCAP LLC Trust
2.730%, 12/27/34 (144A) (b)	289,034	291,097
2.983%, 06/27/36 (144A) (b)	141,655	141,863
Bear Stearns Adjustable Rate Mortgage Trust
4.959%, 02/25/35 (b)	323,774	328,851

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ALT-A Trust
4.779%, 10/25/33 (b)	349,023	$350,173
0.704%, 03/25/35 (b)	142,825	138,190
Charlie Mac LLC
5.000%, 10/25/34	314,008	322,497
Chase Mortgage Finance Corp.
5.000%, 10/25/33	110,098	114,501
CHL Mortgage Pass-Through Trust 2005-19
5.500%, 08/25/35	943,336	967,660
Citicorp Mortgage Securities, Inc.
5.500%, 02/25/22	66,121	67,549
5.000%, 02/25/36	117,086	124,257
Citigroup Mortgage Loan Trust, Inc.
2.637%, 09/25/35 (b)	558,651	558,021
Countrywide Alternative Loan Trust
5.000%, 07/25/19	1,000,000	1,045,892
4.250%, 09/25/33	436,720	442,772
5.250%, 09/25/33	874,233	911,123
5.750%, 12/25/33	993,988	1,027,184
0.604%, 03/25/34 (b)	194,478	189,957
5.125%, 03/25/34	715,068	724,569
5.750%, 03/25/34	583,760	578,927
5.500%, 08/25/34	986,584	980,100
5.500%, 01/25/35	701,940	715,787
5.500%, 03/25/35	685,540	563,327
Countrywide Home Loan Mortgage Pass-Through Trust
3.148%, 09/25/33 (b)	8,856	8,436
5.500%, 03/25/34	328,609	338,283
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 08/25/20	263,705	269,187
2.691%, 11/25/33 (b)	532,891	526,600
Credit Suisse Mortgage Capital Certificates
5.000%, 04/25/37	203,209	202,641
3.563%, 06/25/50 (144A) (b)	1,750,000	1,719,987
Del Coronado Trust
2.149%, 03/15/26	484,000	484,000
First Horizon Mortgage Pass-Through Trust
5.710%, 10/25/34 (b)	489,245	500,518
6.000%, 05/25/36	117,143	117,275
GMAC Mortgage Corp. Loan Trust
5.105%, 05/25/35 (b)	665,040	657,112
GSR Mortgage Loan Trust
5.732%, 02/25/34 (b)	188,519	184,513
2.825%, 04/25/35 (b)	1,761,455	1,749,322
5.250%, 07/25/35 (b)	1,063,142	1,050,814
Impac CMB Trust
0.844%, 09/25/34 (b)	386,966	372,482
0.924%, 10/25/34 (b)	415,173	398,353
1.004%, 10/25/34 (b)	215,640	186,782
0.944%, 11/25/34 (b)	1,654,512	1,600,652
0.964%, 01/25/35 (b)	645,920	607,838
0.724%, 04/25/35 (b)	632,459	599,923
Impac Secured Assets Trust
0.554%, 05/25/36 (b)	372,141	369,919
0.554%, 08/25/36 (b)	489,603	477,539
0.404%, 12/25/36 (b)	1,093,779	1,010,798

MIST-335

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Jefferies Resecuritization Trust
2.814%, 05/26/37 (144A) (b)	294,200	$295,932
JPMorgan Mortgage Trust
6.000%, 09/25/34	849,996	876,285
2.584%, 07/25/35 (b)	346,624	349,392
MASTR Alternative Loans Trust
5.500%, 10/25/19	738,169	760,413
6.000%, 07/25/34	1,524,576	1,557,487
6.039%, 01/25/35 (b)	399,362	415,135
5.500%, 02/25/35	1,034,340	1,036,283
MASTR Seasoned Securities Trust
6.599%, 09/25/32 (b)	548,764	576,483
Merrill Lynch Mortgage Investors, Inc.
2.528%, 02/25/35 (b)	1,574,198	1,606,299
MLCC Mortgage Investors, Inc.
0.664%, 03/25/30 (b)	493,762	495,096
2.440%, 10/25/35 (b)	261,811	260,656
Morgan Stanley Re-REMIC Trust
5.000%, 11/26/36 (144A)	2,100,000	2,169,615
MortgageIT Trust
0.984%, 11/25/34 (b)	1,467,900	1,430,840
PHH Mortgage Capital LLC
6.600%, 12/25/27 (144A)	584,667	572,800
RESI Finance LP
1.602%, 09/10/35 (144A) (b)	975,577	821,775
Residential Accredit Loans, Inc. Trust
5.000%, 03/25/19	145,531	151,924
5.500%, 09/25/32	211,175	217,131
0.804%, 04/25/34 (b)	333,997	320,719
4.750%, 04/25/34	509,070	529,699
5.750%, 04/25/34	450,000	452,736
5.500%, 12/25/34	807,122	797,378
Residential Asset Securitization Trust
0.654%, 10/25/34 (b)	561,126	498,765
5.500%, 02/25/35	397,198	406,449
5.500%, 07/25/35	763,893	765,326
Sequoia Mortgage Trust
0.823%, 09/20/33 (b)	353,323	351,173
0.423%, 03/20/35 (b)	399,433	375,279
0.403%, 05/20/35 (b)	880,898	803,294
Spirit Master Funding LLC
5.740%, 03/20/25	182,796	187,908
Springleaf Mortgage Loan Trust
5.300%, 12/25/59 (144A) (b)	175,000	178,951
Structured Adjustable Rate Mortgage Loan Trust
2.647%, 02/25/34 (b)	341,449	339,274
2.508%, 03/25/34 (b)	1,123,810	1,115,507
3.001%, 03/25/34 (b)	242,543	238,600
2.639%, 07/25/34 (b)	569,477	567,839
Structured Asset Mortgage Investments, Inc.
0.943%, 12/19/33 (b)	229,548	216,123
Structured Asset Securities Corp.
2.768%, 06/25/33 (b)	724,510	730,732
2.765%, 10/25/33 (b)	1,023,206	1,048,756
6.000%, 08/25/35	390,964	382,951
0.854%, 10/25/37 (144A) (b)	1,062,506	1,051,217

Collateralized Mortgage Obligations—(Continued)
Thornburg Mortgage Securities Trust
3.173%, 06/25/43	774,008	$777,952
1.822%, 03/25/44 (b)	983,386	985,141
4.107%, 03/25/44 (b)	954,009	958,264
Vericrest Opportunity Loan Transferee
2.487%, 02/26/52 (144A)	1,225,059	1,228,612
WaMu Mortgage Pass-Through Certificates
2.435%, 08/25/34 (b)	123,621	122,884
2.442%, 01/25/35 (b)	3,322,151	3,345,116
2.471%, 08/25/35 (b)	889,813	876,418
0.640%, 10/25/44 (b)	129,267	122,923
Wells Fargo Mortgage Backed Securities Trust
2.654%, 10/25/34 (b)	424,541	438,366
5.002%, 04/25/35 (b)	112,827	115,289
2.636%, 06/25/35 (b)	775,381	768,320
5.250%, 10/25/35	555,050	588,504
5.500%, 10/25/35	322,606	331,257
2.627%, 03/25/36 (b)	1,328,873	1,322,654
5.750%, 03/25/36	1,968,153	1,980,638

		76,929,448

Commercial Mortgage-Backed Securities—3.8%
Banc of America Large Loan, Inc.
0.953%, 08/15/29 (144A) (b)	700,030	690,017
Bayview Commercial Asset Trust
4.277%, 07/25/37 (144A) (g)	6,986,184	365,377
3.890%, 09/25/37 (144A) (g)	10,110,816	935,250
Bear Stearns Commercial Mortgage Securities, Inc.
7.403%, 10/15/36 (144A) (b)	758,315	781,189
Cobalt CMBS Commercial Mortgage Trust
5.174%, 08/15/48	8,997	9,023
Commercial Mortgage Pass-Through Certificates
0.333%, 12/15/20 (144A) (b)	500,000	480,535
0.383%, 06/15/22 (144A) (b)	926,495	913,396
5.949%, 06/09/28 (144A)	100,000	102,901
3.639%, 07/17/28 (144A) (b)	203,669	206,822
6.850%, 08/15/33 (144A) (b)	56,642	56,417
4.934%, 12/10/44 (b)	300,000	340,149
3.147%, 08/15/45	550,000	574,151
2.436%, 10/15/45	690,000	702,443
2.822%, 11/15/45	450,000	456,297
2.941%, 01/10/46	1,350,000	1,373,689
Credit Suisse First Boston Mortgage Securities Corp.
7.165%, 12/15/35 (144A) (b)	147,893	152,355
DBUBS Mortgage Trust
5.417%, 08/10/44 (144A) (b)	1,400,000	1,640,840
5.557%, 11/10/46 (144A) (b)	600,000	697,682
FREMF Mortgage Trust
5.436%, 04/25/20 (144A) (b)	600,000	692,648
5.238%, 09/25/43 (b)	400,000	456,707
4.887%, 07/25/44 (144A) (b)	900,000	1,009,537
3.310%, 03/25/45 (144A) (b)	700,000	695,350
4.037%, 05/25/45 (144A) (b)	988,000	965,627

MIST-336

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
FREMF Mortgage Trust 5.164%, 09/25/45 (144A) (b)	900,000	$1,024,153
4.348%, 01/25/46 (144A) (b)	765,000	826,626
3.490%, 11/25/46 (144A) (b)	500,000	526,889
3.490%, 11/25/46 (144A) (b)	300,000	302,630
3.883%, 01/25/47 (144A) (b)	1,200,000	1,213,704
5.159%, 02/25/47 (144A) (b)	400,000	454,705
3.819%, 06/25/47 (144A) (b)	420,000	420,951
4.286%, 07/25/48 (144A) (b)	825,000	893,713
4.286%, 07/25/48 (144A) (b)	1,000,000	1,041,655
4.597%, 11/25/49 (144A) (b)	1,050,000	1,154,078
GE Business Loan Trust
0.373%, 04/16/35 (144A) (b)	591,139	543,384
GMAC Commercial Mortgage Securities, Inc.
5.310%, 05/10/36 (144A) (b)	792,000	791,515
5.307%, 04/10/40 (b)	450,000	457,875
5.466%, 05/10/40 (144A) (b)	425,000	418,565
Greenwich Capital Commercial Funding Corp.
4.111%, 07/05/35	20,086	20,082
GS Mortgage Securities Corp. II
2.202%, 03/06/20 (144A) (b)	500,000	502,501
4.209%, 02/10/21 (144A)	850,000	857,565
5.560%, 11/10/39	800,000	909,474
3.377%, 05/10/45	1,000,000	1,068,358
3.682%, 02/10/46 (144A)	750,000	774,465
JPMorgan Chase Commercial Mortgage Securities Corp.
0.563%, 11/15/18 (144A) (b)	693,477	592,393
0.578%, 07/15/19 (144A) (b)	109,911	107,453
4.650%, 07/15/28 (144A) (b)	850,000	854,973
3.616%, 11/15/43 (144A)	1,000,000	1,092,011
5.527%, 11/15/43 (144A) (b)	300,000	349,358
3.977%, 10/15/45 (144A) (b)	700,000	732,046
LB-UBS Commercial Mortgage Trust
5.616%, 10/15/35 (144A) (b)	1,700,000	1,697,687
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.903%, 06/15/22 (144A) (b)	384,424	382,733
1.103%, 06/15/22 (144A) (b)	800,000	778,304
Lehman Brothers Small Balance Commercial
0.454%, 02/25/30 (144A) (b)	542,844	483,938
0.454%, 09/25/30 (144A) (b)	262,126	229,121
Lehman Brothers Small Balance Commercial Mortgage Trust
0.404%, 09/25/36 (144A) (b)	430,775	342,113
5.410%, 12/25/36 (144A) (b)	67,821	68,801
1.054%, 10/25/37 (144A) (b)	78,348	78,304
1.154%, 10/25/37 (144A) (b)	315,450	314,053
LSTAR Commercial Mortgage Trust
5.491%, 06/25/43 (144A) (b)	942,000	1,015,883
Merrill Lynch Financial Assets, Inc.
4.711%, 03/12/49 (CAD) (b)	101,912	106,561
Merrill Lynch Mortgage Trust
5.334%, 11/12/35 (b)	750,000	766,208
Morgan Stanley Capital I Trust
5.406%, 03/15/44	62,000	69,170
5.569%, 12/15/44	750,000	840,823

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital I, Inc.
0.804%, 12/15/20 (144A) (b)	455,000	$447,500
0.904%, 12/15/20 (144A) (b)	700,000	684,486
NorthStar 2012-1 Mortgage Trust
4.449%, 08/25/29 (144A) (b)	800,000	814,838
S2 Hospitality LLC
4.500%, 04/15/25 (144A)	244,350	244,476
Timberstar Trust
5.668%, 10/15/36 (144A)	540,000	618,656
7.530%, 10/15/36 (144A)	1,549,000	1,605,346
Wells Fargo Commercial Mortgage Trust
5.586%, 11/15/43 (144A) (b)	950,000	1,097,988
WF-RBS Commercial Mortgage Trust
5.392%, 02/15/44 (144A) (b)	250,000	283,377
5.249%, 06/15/44 (144A) (b)	400,000	426,272
WFDB Commercial Mortgage Trust
5.914%, 07/05/24 (144A)	1,000,000	1,028,696

		46,654,858

Total Mortgage-Backed Securities (Cost $117,711,246)		123,584,306

Foreign Government—9.3%

Municipal—0.6%
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/28 (144A)	3,000,000	3,275,400
5.333%, 02/15/28	3,000,000	3,300,000
Province of Salta Argentina
9.500%, 03/16/22 (144A)	900,000	787,782

		7,363,182

Provincial—0.5%
Queensland Treasury Corp.
6.000%, 08/14/13 (AUD)	138,000	145,266
6.000%, 07/21/22 (AUD)	2,500,000	2,902,238
5.750%, 07/22/24 (AUD)	3,000,000	3,415,257

		6,462,761

Sovereign—8.2%
Bolivian Government International Bond
4.875%, 10/29/22 (144A) (a)	400,000	398,600
Brazilian Government International Bond
10.250%, 01/10/28 (BRL)	3,250,000	1,929,976
Canada Housing Trust No. 1
3.750%, 03/15/20 (144A) (CAD)	7,675,000	8,454,475
3.350%, 12/15/20 (144A) (CAD)	500,000	538,933
3.800%, 06/15/21 (144A) (CAD)	3,750,000	4,169,464
Canadian Government Bonds
1.500%, 03/01/17 (CAD)	4,200,000	4,175,069
4.250%, 06/01/18 (CAD)	1,485,000	1,673,708
Croatia Government International Bond
5.500%, 04/04/23 (144A)	1,300,000	1,294,312
Indonesia Recapitalization Bonds
14.250%, 06/15/13 (IDR)	7,600,000,000	799,442
14.275%, 12/15/13 (IDR)	4,350,000,000	478,621

MIST-337

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Treasury Bonds
9.000%, 09/15/13 (IDR)	1,900,000,000	$199,751
7.375%, 09/15/16 (IDR)	2,600,000,000	288,568
7.000%, 05/15/22 (IDR)	4,500,000,000	510,597
7.000%, 05/15/27 (IDR)	4,400,000,000	484,329
6.125%, 05/15/28 (IDR)	4,898,000,000	493,783
8.250%, 06/15/32 (IDR)	32,495,000,000	3,958,702
Ireland Government Bonds
4.500%, 04/18/20 (EUR)	1,825,000	2,443,901
5.000%, 10/18/20 (EUR)	1,820,000	2,505,641
Italy Buoni Poliennali Del Tesoro
4.750%, 08/01/23 (EUR)	1,950,000	2,523,855
Malaysia Government Bond
3.418%, 08/15/22 (MYR)	8,800,000	2,832,145
Mexican Bonos
6.500%, 06/09/22 (MXN)	41,230,000	3,715,892
7.500%, 06/03/27 (MXN)	59,000,000	5,787,249
Mexican Udibonos
3.500%, 12/14/17 (MXN)	13,984,479	1,259,564
2.000%, 06/09/22 (MXN)	1,825,876	156,361
Nigeria Government Bond
16.000%, 06/29/19 (NGN)	423,000,000	3,259,941
Nigeria Treasury Bill
9.935%, 02/06/14 (NGN) (h)	352,000,000	2,022,685
Norwegian Government Bonds
6.500%, 05/15/13 (NOK)	3,100,000	533,325
5.000%, 05/15/15 (NOK)	7,150,000	1,319,446
4.250%, 05/19/17 (NOK)	9,440,000	1,799,534
4.500%, 05/22/19 (NOK)	14,950,000	2,979,378
Philippine Government Bonds
8.000%, 07/19/31 (PHP)	15,800,000	603,758
5.875%, 03/01/32 (PHP)	175,495,000	5,506,114
7.625%, 09/29/36 (PHP)	149,060,000	5,729,602
Poland Government Bond
5.250%, 04/25/13 (PLN)	3,300,000	1,014,114
Romania Government Bonds
5.900%, 07/26/17 (RON)	4,920,000	1,443,611
5.850%, 04/26/23 (RON)	10,160,000	2,981,883
Russian Federal Bond - OFZ
7.500%, 03/15/18 (RUB)	84,000,000	2,845,489
Russian Foreign Bond - Eurobond
4.500%, 04/04/22 (144A) (a)	1,400,000	1,528,800
7.500%, 03/31/30 (144A) (i)	892,138	1,106,920
Sri Lanka Government International Bond
5.875%, 07/25/22 (144A)	650,000	677,625
Sweden Government Bonds 6.750%, 05/05/14 (SEK)	29,900,000	4,875,289
4.500%, 08/12/15 (SEK)	14,600,000	2,420,734
Turkey Government Bond 10.500%, 01/15/20 (TRY)	4,855,000	3,229,690
Ukraine Government International Bonds 9.250%, 07/24/17 (144A)	2,850,000	3,099,660
6.750%, 11/14/17 (144A)	300,000	296,250
7.800%, 11/28/22 (144A) (a)	700,000	712,250

		101,059,036

Total Foreign Government (Cost $107,233,292)		114,884,979

Municipals—6.2%
Security Description	Principal Amount*	Value
Baylor University 4.313%, 03/01/42	800,000	$838,432
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project 5.950%, 05/15/33 (b)	3,360,000	3,874,080
Butler AL, Industrial Development Board Solid Waste Disposal Revenue Georgia-Pacific Corp. Project 5.750%, 09/01/28	625,000	657,888
Charleston SC, Waterworks & Sewer Revenue Capital Improvement 5.000%, 01/01/35	350,000	400,117
5.000%, 01/01/41	1,975,000	2,240,242
Charlotte Special Facilities Revenue Refunding Charlotte / Douglas International Airport 5.600%, 07/01/27	1,000,000	1,000,930
Connecticut State Health & Educational, Facility Authority Revenue, Yale University 5.000%, 07/01/40	2,000,000	2,296,180
5.000%, 07/01/42	1,451,000	1,604,879
Gulf Coast Waste Disposal Authority 5.200%, 05/01/28	945,000	1,017,765
Hampton Roads Sanitation District VA, Wastewater Revenue 5.000%, 04/01/38	550,000	610,363
Harris County, TX Metropolitan Transit Authority, Sales & Use Tax 5.000%, 11/01/41	1,200,000	1,349,388
Houston TX, Higher Education Finance Corp. Revenue Rice University Project 4.500%, 11/15/37	1,700,000	1,806,862
5.000%, 05/15/40	1,000,000	1,131,380
Illinois Finance Authority 5.000%, 10/01/51	800,000	877,048
Indianapolis Airport Authority Federal Express Corp. Project 5.100%, 01/15/17	660,000	746,797
JobsOhio Beverage System 3.985%, 01/01/29	2,990,000	3,091,839
4.532%, 01/01/35	760,000	784,753
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects 6.750%, 11/01/32	1,550,000	1,756,413
Massachusetts State Development Finance Agency Revenue Board Institute, Inc. 5.250%, 04/01/37	1,350,000	1,505,533
5.375%, 04/01/41	400,000	445,124
Massachusetts State Development Finance Agency Revenue Harvard University 5.000%, 10/15/40	800,000	921,712

MIST-338

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University 5.500%, 11/15/36	4,300,000	$5,133,512
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology 5.500%, 07/01/32	950,000	1,322,618
6.000%, 07/01/36	675,000	829,541
Missouri State Health & Educational Facilities Authority Revenue Washington University 5.000%, 11/15/39	1,900,000	2,203,031
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital 6.500%, 01/01/41	600,000	707,760
New Jersey Economic Development Authority Lease Revenue Zero Coupon, 02/15/18 (AGM)	3,400,000	3,055,104
New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines, Inc. Project 7.000%, 11/15/30 (b)	117,000	117,422
New Jersey State Transportation Trust Fund Authority Transportation Systems 5.500%, 06/15/41	2,000,000	2,299,800
New York City Transitional Finance Authority Revenue Future Tax Secured 5.000%, 11/01/33	300,000	346,104
New York State Dormitory Authority Revenues Non State Supported Debt, Columbia University 5.000%, 07/01/38	2,500,000	2,846,175
5.000%, 10/01/41	2,040,000	2,350,019
New York State Dormitory Authority Revenues Non State Supported Debt, Cornell University 5.000%, 07/01/35	175,000	201,441
5.000%, 07/01/40	1,200,000	1,362,696
Port Authority of New York & New Jersey 4.458%, 10/01/62	460,000	459,821
Port of Corpus Christi Authority TX Celanese Project 6.700%, 11/01/30	1,500,000	1,517,085
San Francisco CA Public Utilities Commission Water Revenue 5.000%, 11/01/37	2,470,000	2,799,078
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects 6.250%, 11/01/33	800,000	908,616
South Carolina State Public Service Authority 5.000%, 12/01/43	3,100,000	3,425,779
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp. 5.125%, 06/01/37	1,710,000	1,814,618
State of California 3.380%, 05/15/28	1,200,000	$1,201,380
State of Florida 4.000%, 06/01/27	1,375,000	1,502,820
State of Washington 3.000%, 07/01/28	450,000	433,391
Sweetwater County WY, Solid Waste Disposal Revenue FMC Corp. Project 5.600%, 12/01/35	1,670,000	1,817,277
Tarrant Regional Water District 5.000%, 03/01/52	1,300,000	1,438,697
Texas A&M University Permanent University Fund 5.000%, 07/01/30	530,000	643,388
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project. 5.900%, 05/01/38 (b)	1,505,000	1,700,033
Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/30	750,000	801,053
5.000%, 12/15/31	1,550,000	1,647,867
University of Texas System 5.000%, 08/15/43	395,000	452,137
Washington State General Obligation Unlimited, Motor Vehicle Fuel Taxable 5.000%, 08/01/39	1,050,000	1,180,630
Wisconsin State General Reserve 5.750%, 05/01/33	134,000	161,428
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project 4.900%, 03/01/28	300,000	319,560

Total Municipals (Cost $69,096,407)		75,957,606

U.S. Treasury & Government Agencies—6.0%

Agency Sponsored Mortgage-Backed—2.7%
Fannie Mae 15 Yr. Pool 4.000%, 07/01/18	273,297	293,268
5.000%, 02/01/20	123,746	134,722
5.000%, 10/01/20	639,707	695,173
5.000%, 12/01/21	59,837	64,621
5.000%, 02/01/22	24,327	26,272
5.000%, 06/01/22	54,818	59,201
5.000%, 09/01/22	409,910	442,683
5.000%, 07/01/23	391,279	422,379
Fannie Mae 20 Yr. Pool 5.500%, 03/01/25	175,819	193,586
Fannie Mae 30 Yr. Pool 7.000%, 09/01/29	407	486
7.500%, 01/01/30	1,077	1,295
7.500%, 10/01/30	109	127
6.500%, 07/01/31	391	460
6.500%, 10/01/31	1,174	1,384
6.000%, 12/01/31	2,607	2,922

MIST-339

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.500%, 02/01/32	695	$794
6.000%, 03/01/32	1,131	1,271
4.500%, 03/01/35	108,463	116,978
4.500%, 07/01/35	254,041	273,986
6.500%, 12/01/36	4,815	5,703
6.500%, 03/01/37	120,054	142,312
6.000%, 07/01/37	124,066	136,079
6.500%, 10/01/37	97,563	108,770
6.000%, 07/01/38	979,036	1,073,839
5.000%, 06/01/40	552,707	607,200
5.000%, 07/01/40	506,753	556,694
3.500%, 11/01/40	4,126,165	4,361,099
4.500%, 05/01/41	470,165	507,665
4.500%, 11/01/41	785,777	862,693
4.000%, 12/01/41	1,149,011	1,226,246
4.500%, 12/01/41	169,613	183,141
4.000%, 01/01/42	1,025,950	1,095,618
3.500%, 12/01/42	1,229,513	1,309,123
4.000%, 12/01/42	397,825	430,845
Fannie Mae Pool 4.000%, 01/01/42	314,844	336,007
4.000%, 04/01/42	1,865,169	1,995,153
Fannie Mae REMICS (CMO) 3.500%, 01/25/29 (g)	566,942	31,521
4.500%, 06/25/29	800,000	894,282
5.000%, 09/25/39	216,686	222,853
Freddie Mac 15 Yr. Gold Pool 5.500%, 10/01/16	1,988	2,117
6.000%, 06/01/17	23,028	24,656
4.500%, 11/01/18	135,816	147,758
5.000%, 12/01/21	201,897	216,470
Freddie Mac 30 Yr. Gold Pool 5.000%, 05/01/34	339,039	366,412
5.000%, 06/01/35	123,275	133,074
6.000%, 06/01/35	60,004	66,271
6.000%, 12/01/36	64,233	70,320
5.000%, 05/01/37	765,672	824,382
5.000%, 09/01/38	36,712	39,492
5.000%, 10/01/38	343,086	369,072
5.000%, 11/01/39	2,281,978	2,499,028
5.000%, 12/01/39	463,386	517,453
3.500%, 10/01/40	1,018,700	1,072,885
Freddie Mac REMICS (CMO) 5.000%, 06/15/34	1,098,624	1,136,687
Ginnie Mae I 15 Yr. Pool 6.000%, 05/15/17	2,379	2,588
6.000%, 06/15/17	2,862	3,030
5.000%, 10/15/18	172,361	188,295
5.500%, 08/15/19	54,558	59,033
6.000%, 08/15/19	17,963	19,466
5.500%, 10/15/19	273,888	295,668
Ginnie Mae I 30 Yr. Pool 7.000%, 05/15/23	3,165	3,685
6.000%, 02/15/24	2,790	3,139
6.000%, 11/15/28	2,365	2,680

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.500%, 03/15/29	4,974	$5,630
7.000%, 03/15/31	580	690
6.500%, 02/15/32	2,688	3,079
6.500%, 03/15/32	2,766	3,278
6.500%, 11/15/32	6,672	7,765
6.000%, 02/15/33	4,424	5,020
6.000%, 03/15/33	15,871	18,036
6.000%, 06/15/33	13,842	15,748
6.000%, 07/15/33	14,723	16,731
4.500%, 09/15/33	217,240	238,903
6.000%, 09/15/33	17,694	20,148
6.000%, 10/15/33	9,265	10,537
5.500%, 01/15/34	142,860	159,038
5.500%, 04/15/34	59,233	65,286
4.500%, 05/15/34	372,368	414,039
5.500%, 07/15/34	295,501	326,917
6.000%, 08/15/34	58,462	66,292
5.500%, 10/15/34	187,427	206,322
4.500%, 12/15/34	134,167	147,295
4.500%, 04/15/35	418,714	458,481
5.000%, 04/15/35	20,001	22,225
5.500%, 06/15/35	78,049	85,685
4.500%, 09/15/35	239,689	262,766
4.500%, 10/15/35	207,301	227,260
5.500%, 11/15/35	95,585	105,084
5.750%, 10/15/38	245,953	269,288
4.500%, 08/15/41	1,238,689	1,354,855
Ginnie Mae II 30 Yr. Pool 6.000%, 05/20/32	31,889	36,292
6.000%, 11/20/33	37,118	42,174
5.500%, 03/20/34	21,595	23,962
5.000%, 08/20/34	209,641	230,350
4.500%, 09/20/41	1,148,727	1,271,041

		33,002,329

Federal Agencies—0.7%
Government National Mortgage Association 4.973%, 04/16/42	300,000	340,965
1.630%, 10/16/43 (b) (g)	7,958,932	528,943
1.175%, 03/16/51 (b) (g)	9,658,192	391,673
1.271%, 04/16/51 (b) (g)	3,841,209	221,377
1.096%, 08/16/52 (b) (g)	9,852,312	773,387
1.068%, 09/16/52 (b) (g)	9,571,538	865,042
1.277%, 10/16/52 (b) (g)	5,484,687	317,838
1.031%, 02/16/53 (b) (g)	9,381,114	832,245
1.051%, 03/16/53 (b)(g)	6,318,611	539,274
Government National Mortgage Association (CMO) 4.500%, 09/20/39	2,235,000	2,542,831
3.000%, 04/20/41	1,479,656	1,556,101

		8,909,676

MIST-340

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—2.6%
U.S. Treasury Bonds 6.250%, 08/15/23	87,000	$123,146
5.375%, 02/15/31 (a)	1,750,000	2,434,687
4.500%, 02/15/36	1,610,000	2,045,204
5.000%, 05/15/37	289,000	393,582
4.375%, 02/15/38	1,727,000	2,159,291
4.500%, 05/15/38	4,704,000	5,992,454
4.250%, 05/15/39 (a)	3,110,000	3,822,386
4.500%, 08/15/39	8,590,000	10,969,696
4.375%, 11/15/39	455,000	570,243
U.S. Treasury Notes
3.125%, 05/15/19	3,500,000	3,943,516

		32,454,205

Total U.S. Treasury & Government Agencies (Cost $67,651,124)		74,366,210

Convertible Bonds—5.0%

Biotechnology—0.2%
Cubist Pharmaceuticals, Inc. 2.500%, 11/01/17	800,000	1,366,500
PDL BioPharma, Inc. 3.750%, 05/01/15	1,050,000	1,262,625

		2,629,125

Coal—0.3%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	3,114,000	3,012,795
James River Coal Co. 3.125%, 03/15/18	2,035,000	427,350

		3,440,145

Electrical Components & Equipment—0.2%
General Cable Corp. 4.500%, 11/15/29 (j)	2,420,000	3,028,025

Electronics—0.2%
Vishay Intertechnology, Inc. 2.250%, 05/15/41 (144A)	2,545,000	2,347,763

Energy-Alternate Sources—0.0%
JA Solar Holdings Co., Ltd. 4.500%, 05/15/13	595,000	575,663

Forest Products & Paper—0.0%
Sino-Forest Corp. 5.000%, 08/01/13 (k)	500,000	0
4.250%, 12/15/16 (k)	1,246,000	0

		0

Healthcare-Products—0.7%
Hologic, Inc. 2.000%, 12/15/37 (j)	3,000,000	3,630,000
2.000%, 03/01/42 (a) (j)	1,400,000	1,470,000

Healthcare-Products—(Continued)
NuVasive, Inc. 2.750%, 07/01/17 (a)	3,680,000	$3,597,200

		8,697,200

Healthcare-Services—0.4%
WellPoint, Inc. 2.750%, 10/15/42 (144A)	4,100,000	4,499,750

Home Builders—0.1%
KB Home 1.375%, 02/01/19	1,275,000	1,408,078

Insurance—0.1%
Fidelity National Financial, Inc. 4.250%, 08/15/18	850,000	1,148,563

Internet—0.1%
WebMD Health Corp. 2.250%, 03/31/16	800,000	788,000
2.500%, 01/31/18 (a)	485,000	448,625

		1,236,625

IT Services—0.5%
Mentor Graphics Corp. 4.000%, 04/01/31	2,213,000	2,609,957
SanDisk Corp. 1.500%, 08/15/17 (a)	2,935,000	3,797,156

		6,407,113

Mining—0.2%
Vedanta Resources Jersey, Ltd. 5.500%, 07/13/16	2,200,000	2,235,200

Oil & Gas—0.4%
Chesapeake Energy Corp. 2.500%, 05/15/37 (a)	360,000	346,725
2.250%, 12/15/38 (a)	1,250,000	1,115,625
Cobalt International Energy, Inc. 2.625%, 12/01/19	2,890,000	3,231,381

		4,693,731

Pharmaceuticals—0.2%
Omnicare, Inc. 3.250%, 12/15/35	568,000	570,130
Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19 (144A)	1,205,000	1,284,078

		1,854,208

Semiconductors—1.2%
Intel Corp. 2.950%, 12/15/35	4,130,000	4,393,287
3.250%, 08/01/39	904,000	1,089,890
Lam Research Corp. 1.250%, 05/15/18 (a)	2,199,000	2,357,053

MIST-341

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Novellus Systems, Inc. 2.625%, 05/15/41	3,110,000	$4,247,094
Xilinx, Inc. 3.125%, 03/15/37	1,850,000	2,489,406

		14,576,730

Software—0.1%
Nuance Communications, Inc. 2.750%, 11/01/31	1,745,000	1,811,528

Transportation—0.0%
Golar LNG, Ltd. 3.750%, 03/07/17	300,000	302,880

Trucking & Leasing—0.1%
Greenbrier Cos., Inc. 3.500%, 04/01/18	930,000	935,231

Total Convertible Bonds (Cost $55,706,603)		61,827,558

Asset-Backed Securities—4.2%

Asset-Backed - Automobile—0.5%
American Credit Acceptance Receivables Trust 4.050%, 02/15/18 (144A)	321,000	321,613
AmeriCredit Automobile Receivables Trust 4.200%, 11/08/16	400,000	419,395
4.040%, 07/10/17	300,000	318,252
Capital Auto Receivables Asset Trust 2013-1 2.190%, 09/20/21	500,000	499,354
CarNow Auto Receivables Trust 3.240%, 03/15/16 (144A)	200,000	200,277
Chesapeake Funding LLC 0.653%, 05/07/24 (144A) (b)	550,000	550,127
1.353%, 05/07/24 (144A) (b)	300,000	300,200
DT Auto Owner Trust 2.260%, 10/16/17 (144A) (c)	750,000	754,246
First Investors Auto Owner Trust 2013-1 2.530%, 01/15/20 (144A)	275,000	274,863
Ford Auto Securitization Trust 2.431%, 11/15/14 (144A) (CAD)	202,817	200,151
Prestige Auto Receivables Trust 3.900%, 07/16/18 (144A)	577,000	596,511
Santander Drive Auto Receivables Trust 3.780%, 11/15/17	400,000	418,781
2.700%, 08/15/18	650,000	678,868

		5,532,638

Asset-Backed - Home Equity—1.3%
Accredited Mortgage Loan Trust 0.354%, 09/25/36 (b)	1,263,683	1,235,956

Asset-Backed - Home Equity—(Continued)
ACE Securities Corp. 6.500%, 08/15/30 (144A) (b)	1,179,373	$1,239,014
0.384%, 03/25/36 (b)	564,913	545,973
Aegis Asset Backed Securities Trust 0.474%, 12/25/35 (b)	1,055,752	994,759
Asset Backed Securities Corp. 0.864%, 04/25/35 (b)	103,817	103,618
Bayview Financial Acquisition Trust 0.704%, 06/28/44 (b)	418,342	299,308
Bear Stearns Asset Backed Securities Trust 1.254%, 10/25/34 (b)	835,000	791,437
0.614%, 12/25/35 (b)	350,000	333,962
0.334%, 10/25/36 (b)	251,956	247,642
CDC Mortgage Capital Trust 1.554%, 08/25/33 (b)	241,996	228,708
Citigroup Mortgage Loan Trust, Inc. 0.954%, 05/25/35 (144A) (b)	429,900	382,106
Conseco Financial Corp. 6.240%, 12/01/28 (b)	49,778	51,721
Greenpoint Manufactured Housing 8.450%, 06/20/31 (b)	140,185	135,895
Home Equity Asset Trust 0.484%, 12/25/35 (b)	113,355	112,520
0.584%, 01/25/36 (b)	407,620	393,249
0.314%, 03/25/37 (b)	657,708	637,689
Irwin Home Equity Corp. 0.904%, 03/25/25 (b)	368,292	318,506
Lehman ABS Manufactured Housing Contract Trust 5.873%, 04/15/40	255,452	279,436
Madison Avenue Manufactured Housing Contract 2.454%, 03/25/32 (b)	1,500,000	1,508,989
3.454%, 03/25/32 (b)	250,000	248,517
Mid-State Capital Trust 5.250%, 12/15/45 (144A)	479,273	496,210
7.000%, 12/15/45 (144A)	566,413	592,171
Mid-State Trust 7.540%, 02/15/36	47,735	48,482
Morgan Stanley ABS Capital I 0.264%, 12/25/36 (b)	138,735	73,451
Nationstar Home Equity Loan Trust 0.354%, 03/25/37 (b)	400,000	374,580
Novastar Home Equity Loan 0.574%, 01/25/36 (b)	1,000,000	957,661
Option One Mortgage Loan Trust 0.464%, 11/25/35 (b)	571,074	561,470
0.324%, 02/25/38 (b)	27,329	27,246
Origen Manufactured Housing Contract Trust 5.910%, 01/15/35 (b)	528,282	568,906
5.460%, 11/15/35 (b)	350,000	368,329
5.460%, 06/15/36 (b)	307,983	325,622
Residential Asset Mortgage Products, Inc. 0.674%, 07/25/35 (b)	469,841	461,013

MIST-342

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Residential Asset Securities Corp. 1.144%, 12/25/34 (b)	44,737	$44,419
0.644%, 08/25/35 (b)	320,084	312,021
Soundview Home Loan Trust 0.394%, 02/25/36 (b)	338,199	330,716
Wells Fargo Home Equity Trust 0.554%, 11/25/35 (b)	3,054	3,048
0.614%, 11/25/35 (b)	311,000	306,544

		15,940,894

Asset-Backed - Other—2.4%
Beacon Container Finance LLC 3.720%, 09/20/27 (144A)	238,269	248,636
Bear Stearns Asset Backed Securities Trust 1.054%, 12/25/33 (b)	320,284	293,418
Carrington Mortgage Loan Trust 0.939%, 02/25/35 (b)	329,429	323,155
0.604%, 09/25/35 (b)	93,234	91,447
0.314%, 07/25/36 (b)	369,330	358,222
0.324%, 02/25/37 (b)	26,703	26,494
0.304%, 06/25/37 (b)	114,315	109,814
Citicorp Residential Mortgage Securities, Inc. 5.939%, 07/25/36	1,427,051	1,426,404
5.775%, 09/25/36	1,052,495	1,072,187
5.703%, 11/25/36	2,080,374	2,079,138
5.892%, 03/25/37	1,325,000	1,311,808
CKE Restaurant Holdings, Inc. 4.474%, 03/20/43 (144A)	2,300,000	2,311,525
Conn Funding II LP 4.000%, 04/15/16 (144A)	256,420	256,580
Countrywide Asset-Backed Certificates 4.456%, 10/25/35 (b)	335,427	336,942
0.454%, 04/25/36 (b)	346,215	336,551
0.384%, 06/25/36 (b)	488,979	485,889
5.627%, 10/25/46 (b)	181,224	180,642
Credit-Based Asset Servicing and Securitization LLC 5.973%, 10/25/36 (144A)	375,000	366,070
0.294%, 04/25/37 (b)	358,824	258,148
Cronos Containers Program, Ltd. 3.810%, 09/18/27 (144A)	475,000	492,285
Dominos Pizza Master Issuer LLC 5.216%, 01/25/42 (144A)	3,664,200	4,117,725
Drug Royalty II LP 1 4.304%, 01/15/25 (144A) (b)	244,222	242,742
4.474%, 01/15/25 (144A)	341,911	340,472
Ellington Loan Acquisition Trust 1.104%, 05/25/37 (144A) (b)	391,466	385,651
1.204%, 05/26/37 (144A) (b)	103,750	104,106
1.004%, 05/27/37 (144A) (b)	218,422	216,097
First Franklin Mortgage Loan Trust 0.744%, 09/25/34 (b)	120,317	119,814
0.654%, 03/25/35 (b)	167,300	166,653
0.714%, 09/25/35 (b)	549,664	539,981

Asset-Backed - Other—(Continued)
Global SC Finance SRL 4.110%, 07/19/27 (144A)	653,333	$678,176
GSAMP Trust 0.849%, 03/25/35 (b)	124,867	122,316
0.304%, 08/25/36 (b)	101,397	100,497
0.334%, 01/25/37 (b)	144,857	137,253
Hercules Capital Funding Trust 3.320%, 12/16/17 (144A)	417,812	419,640
Icon Brands Holdings LLC 4.229%, 01/25/43 (144A)	1,043,000	1,118,406
JPMorgan Mortgage Acquisition Corp. 0.444%, 12/25/35 (b)	75,256	75,009
0.354%, 05/25/36 (b)	200,432	194,793
Leaf II Receivables Funding LLC 2.670%, 09/15/20 (144A)	538,712	536,773
5.500%, 09/15/20 (144A)	367,451	326,311
4.900%, 02/20/22 (144A)	128,746	128,746
Oxford Finance Funding Trust 3.900%, 03/15/17 (144A)	371,217	374,465
Residential Asset Mortgage Products, Inc. 0.364%, 08/25/36 (b)	289,054	271,801
Sierra Receivables Funding Co. LLC 1.870%, 08/20/29 (144A)	444,780	447,832
Springleaf Funding Trust 2.580%, 09/15/21 (144A)	2,100,000	2,079,000
STORE Master Funding LLC 4.160%, 03/20/43 (144A)	200,000	199,958
Structured Asset Investment Loan Trust 0.604%, 05/25/35 (b)	216,800	215,416
0.404%, 01/25/36 (b)	492,117	480,714
Structured Asset Securities Corp. 0.334%, 03/25/37 (b)	300,000	272,211
TAL Advantage LLC 4.310%, 05/20/26 (144A)	694,167	698,532
Textainer Marine Containers, Ltd. 4.210%, 04/15/27 (144A)	817,500	841,401
Westgate Resorts LLC 3.000%, 01/20/25 (144A)	849,531	856,699
4.500%, 01/20/25 (144A)	525,900	530,666
2.500%, 03/20/25 (144A)	354,670	355,114

		30,060,325

Total Asset-Backed Securities (Cost $48,787,130)		51,533,857

Preferred Stocks—1.3%

Commercial Banks—0.3%
Ally Financial, Inc., Series G, 7.000% (144A)	250	247,234
CoBank ACB , 6.250% (144A) (b)	1,500	159,422
U.S. Bancorp
Series F, 6.500% (a) (b)	50,000	1,493,000
Series G, 6.000% (b)	75,000	2,088,000

		3,987,656

MIST-343

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.5%
Citigroup Capital XIII, 7.875% (b)	174,166	$4,979,406
GMAC Capital Trust I, Series 2, 8.125% (b)	56,000	1,523,200

		6,502,606

Insurance—0.2%
Allstate Corp. (The), 5.100% (a) (b)	106,925	2,799,297

Telecommunications—0.3%
Qwest Corp., 7.375% (a)	109,000	2,895,040

Total Preferred Stocks (Cost $14,844,141)		16,184,599

Convertible Preferred Stocks—0.5%

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 5.875%, 04/01/14 (a)	58,180	2,531,412

Commercial Banks—0.3%
Wells Fargo & Co. Series L 7.500%, 12/31/49	3,015	3,885,581

Total Convertible Preferred Stocks (Cost $5,527,377)		6,416,993

Common Stocks—0.1%

Airlines—0.0%
Delta Air Lines, Inc. (a) (l)	2,000	33,020

Capital Markets—0.0%
Legg Mason, Inc. (a)	10,264	329,988

Chemicals—0.0%
LyondellBasell Industries N.V. - Class A	274	17,241

Commercial Services—0.0%
Comdisco Holding Co., Inc. (l)	83	380

Diversified Financial Services—0.0%
BTA Bank JSC (GDR) (144A) (c) (l)	1,133	901

Forest Products & Paper—0.0%
Emerald Plantation Holdings, Ltd. (l)	266,557	123,949

Marine—0.1%
Horizon Lines, Inc. (a) (l)	273,162	382,427

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd. (k) (l)	54,081	216,675

Total Common Stocks (Cost $1,563,630)		1,104,581

Warrants—0.0%
Security Description	Shares/Principal Amount*	Value

Containers & Packaging—0.0%
Smurfit Kappa Group plc, Strike Price $0.01, Expires 10/01/13 (l)	42	$3,606

Marine—0.0%
Horizon Lines, Inc., Strike Price $0.01, Expires 09/27/36 (l)	133,679	7,432

Sovereign—0.0%
Venezuela Government International Bond, Expires 04/15/20 (l)	1,700	51,850

Total Warrants (Cost $63,608)		62,888

Short-Term Investments—12.7%

Mutual Fund—10.9%
State Street Navigator Securities Lending MET Portfolio (m)	133,924,590	133,924,590

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $22,578,025 on 04/01/13, collateralized by $22,720,000 U.S. Treasury Note at 0.875% due 02/28/17 with a value of $23,032,400.	22,578,000	22,578,000

Total Short-Term Investments (Cost $156,502,590)		156,502,590

Total Investments—110.7% (Cost $1,282,560,396) (n)		1,364,681,346
Other assets and liabilities (net)—(10.7)%		(131,385,596)

Net Assets—100.0%		$1,233,295,750

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $133,224,891 and the collateral received consisted of cash in the amount of $133,924,590 and non-cash collateral with a value of $3,961,363. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market

MIST-344

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

value of restricted securities was $9,519,708, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	This loan will settle after March 28, 2013, at which time the interest rate will be determined.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.3% of net assets.
(g)	Interest only security.
(h)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(k)	Illiquid security. As of March 28, 2013, these securities represent less than 0.05% of net assets.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities lending transactions.
(n)	As of March 28, 2013, the aggregate cost of investments was $1,282,560,396. The aggregate unrealized appreciation and depreciation of investments were $95,938,385 and $(13,817,435), respectively, resulting in net unrealized appreciation of $82,120,950.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $365,031,769, which is 29.6% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CMO)—	Collateralized Mortgage Obligation
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(IDR)—	Indonesian Rupiah
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NGN)—	Nigerian Naira
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(RUB)—	Russian Rouble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira

Restricted Securities

	Acquisition Date	Principal Amount / Shares	Cost	Value
BTA Bank JSC	08/26/10	1,133	$28,098	$901
Cemex Espana Luxembourg	03/28/12	1,420,000	1,365,784	1,641,804
DT Auto Owner Trust	04/17/12	750,000	749,973	754,246
Liberty Mutual Group, Inc.	12/29/08	394,000	385,474	419,249
Mashantucket Pequot Tribe	01/29/08	1,670,000	1,597,527	133,600
Mondi Consumer Packaging International AG	07/02/10	950,000	1,184,755	1,388,244
NSG Holdings LLC / NSG Holdings, Inc.	03/06/07	867,000	829,230	914,685
Star Energy Geothermal Wayang Windu, Ltd.	02/05/10	964,286	964,286	1,028,170
Viterra, Inc.	07/30/10	2,760,000	2,748,698	2,974,471
Windstream Corp.	01/08/13	265,000	265,000	264,338
Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
304,000,000	INR	09/16/13	JPMorgan Chase Bank N.A.	$5,410,215	$4,452
292,000,000	JPY	04/22/13	Brown Brothers Harriman & Co.	3,077,828	24,503
26,630,580	KES	05/14/13	JPMorgan Chase Bank N.A.	298,549	9,986
8,825,000,000	KRW	04/12/13	JPMorgan Chase Bank N.A.	8,057,521	(130,162)
8,700,000	MYR	05/09/13	Citibank N.A.	2,780,175	22,054
105,440,269	NGN	04/18/13	JPMorgan Chase Bank N.A.	659,002	2,386
105,539,120	NGN	04/18/13	JPMorgan Chase Bank N.A.	659,002	3,006
4,835,000	NGN	04/30/13	JPMorgan Chase Bank N.A.	30,172	24
100,613,082	NGN	04/30/13	JPMorgan Chase Bank N.A.	627,850	506
158,407,529	NGN	04/30/13	JPMorgan Chase Bank N.A.	988,502	796
40,688,601	NGN	06/19/13	UBS AG	253,354	(3,617)
154,311,399	NGN	06/19/13	UBS AG	954,012	(6,886)
93,000,000	RUB	04/15/13	Citibank N.A.	3,009,173	(24,758)

Net Unrealized Depreciation					$(97,710)

MIST-345

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
4,731,000	AUD	04/12/13	JPMorgan Chase Bank N.A.	$4,869,973	$(52,397)
13,000,000	EUR	05/06/13	Brown Brothers Harriman & Co.	17,651,920	984,232
3,900,000	EUR	06/20/13	Brown Brothers Harriman & Co.	5,017,775	15,749
12,200,000	SEK	04/12/13	Citibank N.A.	1,917,522	45,736

Net Unrealized Appreciation					$993,320

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Unrealized Appreciation/ (Depreciation)
04/02/13	JPMorgan Chase Bank N.A.	916,118	EUR	6,868,000	NOK	$(1,550)
05/22/13	JPMorgan Chase Bank N.A.	115,000,000	JPY	936,314	EUR	21,442
05/22/13	UBS AG	115,000,000	JPY	936,436	EUR	21,286
05/31/13	JPMorgan Chase Bank N.A.	292,000,000	JPY	2,966,382	AUD	28,153

Net Unrealized Appreciation						$69,331

(AUD)—	Australian Dollar
(EUR)—	Euro
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KES)—	Kenyan Shilling
(KRW)—	South Korea Won
(MYR)—	Malaysian Ringgit
(NGN)—	Nigerian Naira
(NOK)—	Norwegian Krone
(RUB)—	Russian Rouble
(SEK)—	Swedish Krona

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation
U.S. Treasury Bond 30 Year Futures	06/19/13	13	USD	1,852,739	$25,355
Ultra Long U.S. Treasury Bond Futures	06/19/13	72	USD	11,262,574	84,176

Net Unrealized Appreciation					$109,531

Futures Contracts—Short	Expiration Date	Number of Contracts	Contract Amount		Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	06/19/13	(676)	USD	(88,385,127)	$(836,310)
U.S. Treasury Note 2 Year Futures	06/28/13	(49)	USD	(10,797,474)	(4,730)
U.S. Treasury Note 5 Year Futures	06/28/13	(614)	USD	(75,880,065)	(289,514)

Net Unrealized Depreciation					$(1,130,554)

(USD)—	U.S. Dollar

MIST-346

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$543,553,565	$—	$543,553,565
Floating Rate Loans(b)
Advertising	—	2,254,145	—	2,254,145
Aerospace/Defense	—	2,926,750	—	2,926,750
Airlines	—	2,004,250	—	2,004,250
Auto Manufacturers	—	3,686,519	—	3,686,519
Auto Parts & Equipment	—	4,877,496	—	4,877,496
Beverages	—	—	4,250,000	4,250,000
Building Products	—	534,295	—	534,295
Capital Markets	—	4,658,830	—	4,658,830
Chemicals	—	5,063,032	—	5,063,032
Coal	—	616,668	—	616,668
Commercial Services	—	1,645,281	—	1,645,281
Construction Materials	—	4,112,321	—	4,112,321
Containers & Packaging	—	480,301	—	480,301
Diversified Financial Services	—	3,294,301	—	3,294,301
Electric	—	5,472,839	—	5,472,839
Electrical Components & Equipment	—	605,717	—	605,717
Electronics	—	1,309,948	—	1,309,948
Entertainment	—	1,518,483	—	1,518,483
Environmental Control	—	1,577,405	—	1,577,405
Food	—	1,953,033	—	1,953,033
Healthcare-Products	—	2,451,700	—	2,451,700
Healthcare-Services	—	13,868,745	—	13,868,745
Home Builders	—	270,365	—	270,365
Home Furnishings	—	3,975,976	—	3,975,976
Household Products	—	1,518,159	—	1,518,159
Industrial Conglomerates	—	1,242,262	—	1,242,262
Insurance	—	5,893,486	—	5,893,486
Internet Software & Services	—	372,555	—	372,555
IT Services	—	3,320,898	—	3,320,898
Machinery-Construction & Mining	—	427,019	—	427,019
Media	—	5,232,344	—	5,232,344
Mining	—	2,803,136	—	2,803,136
Oil & Gas	—	4,935,026	—	4,935,026
Packaging & Containers	—	4,240,637	—	4,240,637
Pharmaceuticals	—	7,676,686	—	7,676,686
Retail	—	4,047,650	—	4,047,650

MIST-347

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors	$—	$1,188,476	$—	$1,188,476
Software	—	4,141,238	—	4,141,238
Telecommunications	—	12,094,454	—	12,094,454
Trading Companies & Distributors	—	3,189,724	—	3,189,724
Transportation	—	2,969,464	—	2,969,464
Total Floating Rate Loans	—	134,451,614	4,250,000	138,701,614
Total Mortgage-Backed Securities*	—	123,584,306	—	123,584,306
Total Foreign Government*	—	114,884,979	—	114,884,979
Total Municipals	—	75,957,606	—	75,957,606
Total U.S. Treasury & Government Agencies*	—	74,366,210	—	74,366,210
Convertible Bonds
Biotechnology	—	2,629,125	—	2,629,125
Coal	—	3,440,145	—	3,440,145
Electrical Components & Equipment	—	3,028,025	—	3,028,025
Electronics	—	2,347,763	—	2,347,763
Energy-Alternate Sources	—	575,663	—	575,663
Forest Products & Paper	—	0	0	0
Healthcare-Products	—	8,697,200	—	8,697,200
Healthcare-Services	—	4,499,750	—	4,499,750
Home Builders	—	1,408,078	—	1,408,078
Insurance	—	1,148,563	—	1,148,563
Internet	—	1,236,625	—	1,236,625
IT Services	—	6,407,113	—	6,407,113
Mining	—	2,235,200	—	2,235,200
Oil & Gas	—	4,693,731	—	4,693,731
Pharmaceuticals	—	1,854,208	—	1,854,208
Semiconductors	—	14,576,730	—	14,576,730
Software	—	1,811,528	—	1,811,528
Transportation	—	302,880	—	302,880
Trucking & Leasing	—	935,231	—	935,231
Total Convertible Bonds	—	61,827,558	0	61,827,558
Total Asset-Backed Securities*	—	51,533,857	—	51,533,857
Preferred Stocks
Commercial Banks	3,581,000	406,656	—	3,987,656
Diversified Financial Services	6,502,606	—	—	6,502,606
Insurance	2,799,297	—	—	2,799,297
Telecommunications	2,895,040	—	—	2,895,040
Total Preferred Stocks	15,777,943	406,656	—	16,184,599
Total Convertible Preferred Stocks*	6,416,993	—	—	6,416,993
Common Stocks
Airlines	33,020	—	—	33,020
Capital Markets	329,988	—	—	329,988
Chemicals	—	17,241	—	17,241
Commercial Services	380	—	—	380
Diversified Financial Services	—	901	—	901
Forest Products & Paper	—	123,949	—	123,949
Marine	382,427	—	—	382,427
Paper & Forest Products	216,675	—	—	216,675
Total Common Stocks	962,490	142,091	—	1,104,581
Total Warrants*	—	62,888	—	62,888
Short-Term Investments
Mutual Fund	133,924,590	—	—	133,924,590
Repurchase Agreement	—	22,578,000	—	22,578,000
Total Short-Term Investments	133,924,590	22,578,000	—	156,502,590
Total Investments	$157,082,016	$1,203,349,330	$4,250,000	$1,364,681,346

MIST-348

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for securities loaned (Liability)	$—	$(133,924,590)	$—	$(133,924,590)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$1,184,311	$—	$1,184,311
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(219,370)	—	(219,370)
Total Forward Contracts	$—	$964,941	$—	$964,941
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$109,531	$—	$—	$109,531
Futures Contracts (Unrealized Depreciation)	(1,130,554)	—	—	(1,130,554)
Total Futures Contracts	$(1,021,023)	$—	$—	$(1,021,023)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Transfers into Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation/ (Depreciation) from investments still held at March 28, 2013
Convertible Bonds
Forest Products & Paper	$—	$(261,588)	$—	$261,588	$0	$(261,588)
Floating Rate Loans
Beverages	—	—	4,250,000	—	4,250,000	—

Total	$—	$(261,588)	$4,250,000	$261,588	$4,250,000	$(261,588)

Convertible bonds in the amount of $261,588 were transferred into Level 3 due to a decline in market activity for significant observables, which resulted in a lack of available market inputs to determine price.

MIST-349

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—95.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—46.1%
Fannie Mae 15 Yr. Pool 4.000%, 08/01/18	5,424	$5,820
4.000%, 09/01/18	3,144	3,373
5.000%, 09/01/22	2,837,202	3,065,838
5.000%, 03/01/23	65,309	70,530
4.500%, 12/01/23	477,812	515,121
4.000%, 10/01/24	113,409	121,448
4.000%, 02/01/25	308,916	330,717
4.000%, 03/01/25	322,399	345,152
4.000%, 06/01/25	15,993	17,121
4.000%, 09/01/25	987,646	1,057,346
3.500%, 10/01/25	152,797	162,081
4.000%, 10/01/25	1,893,191	2,026,797
3.500%, 11/01/25	53,665	56,926
3.500%, 12/01/25	19,405	20,584
3.500%, 01/01/26	1,283,841	1,391,144
3.500%, 02/01/26	88,261	94,838
4.000%, 04/01/26	130,567	139,822
3.500%, 06/01/26	78,548	84,401
4.000%, 06/01/26	1,779,354	1,905,482
3.500%, 07/01/26	589,183	625,171
4.000%, 07/01/26	55,426	59,355
3.500%, 08/01/26	1,065,775	1,131,963
3.500%, 09/01/26	290,023	308,780
4.000%, 09/01/26	4,724,643	5,076,182
4.000%, 10/01/26	91,947	98,464
3.500%, 11/01/26	140,403	148,979
4.000%, 11/01/26	1,142,347	1,241,170
3.500%, 12/01/26	1,208,595	1,282,415
3.500%, 01/01/27	1,986,280	2,109,802
2.500%, 02/01/27	99,558	103,552
2.500%, 04/01/27	682,765	709,303
3.000%, 04/01/27	237,297	250,823
3.000%, 05/01/27	1,264,188	1,333,941
3.000%, 06/01/27	1,214,225	1,282,661
3.500%, 06/01/27	376,594	401,126
3.000%, 07/01/27	473,838	501,760
3.000%, 08/01/27	1,104,764	1,172,362
3.000%, 09/01/27	140,703	148,784
2.500%, 11/01/27	5,997,328	6,230,435
3.000%, 11/01/27	388,534	412,307
2.500%, 12/01/27	4,370,767	4,540,651
2.500%, TBA (a)	900,000	933,891
Fannie Mae 30 Yr. Pool 6.500%, 12/01/32	101,836	116,999
5.500%, 06/01/33	1,354,404	1,491,481
5.500%, 07/01/33	157,270	173,187
5.500%, 11/01/33	195,861	215,684
5.500%, 02/01/34	114,256	125,820
5.500%, 08/01/34	157,127	173,373
5.500%, 09/01/34	1,391,894	1,535,810
6.000%, 10/01/34	455,955	513,216
5.500%, 11/01/34	16,864,434	18,595,441
5.500%, 12/01/34	299,512	330,044
5.500%, 01/01/35	1,061,178	1,170,899
5.500%, 04/01/35	1,207,617	1,324,931

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 05/01/35	25,384	$27,773
5.500%, 06/01/35	8,308	9,115
5.000%, 07/01/35	3,174,672	3,453,521
5.500%, 07/01/35	26,888	29,500
6.500%, 07/01/35	110,707	127,419
5.500%, 09/01/35	287,510	315,440
5.500%, 10/01/35	903,496	992,076
5.500%, 11/01/35	840,402	922,044
5.000%, 12/01/35	2,191,316	2,387,415
5.500%, 12/01/35	563,786	620,081
6.500%, 12/01/35	1,019,896	1,171,367
5.500%, 01/01/36	2,310,211	2,534,601
5.500%, 02/01/36	7,459	8,184
5.500%, 03/01/36	35,442	38,885
5.500%, 04/01/36	145,199	158,983
5.500%, 05/01/36	880,936	970,094
5.500%, 06/01/36	154,913	169,187
5.500%, 07/01/36	481,430	531,208
6.500%, 08/01/36	1,828,694	2,097,438
5.500%, 11/01/36	66,623	73,095
5.500%, 12/01/36	10,966	12,031
5.500%, 01/01/37	114,656	125,794
5.500%, 03/01/37	22,413	24,590
6.000%, 05/01/37	2,555,458	2,806,106
5.500%, 08/01/37	1,721,494	1,896,371
6.000%, 09/01/37	439,904	486,741
6.000%, 10/01/37	2,523,646	2,818,768
6.000%, 01/01/38	1,771,034	1,992,340
5.500%, 02/01/38	7,208,453	7,938,008
6.000%, 02/01/38	401,896	440,813
6.000%, 03/01/38	626,939	705,280
6.000%, 07/01/38	476,233	532,571
5.500%, 09/01/38	3,674,456	4,023,912
6.000%, 09/01/38	215,348	236,201
5.500%, 10/01/38	81,116	88,996
6.000%, 10/01/38	122,023	133,839
6.000%, 11/01/38	799,418	876,829
6.000%, 12/01/38	2,489,461	2,730,524
4.000%, 04/01/39	560,139	597,616
4.500%, 04/01/39	255,260	282,400
6.000%, 09/01/39	846,900	928,909
6.000%, 01/01/40	1,570,620	1,766,882
6.000%, 04/01/40	2,695,315	2,956,312
6.000%, 05/01/40	2,288,087	2,574,002
6.000%, 06/01/40	5,106,440	5,600,914
4.500%, 08/01/40	3,324,951	3,582,872
4.000%, 09/01/40	596,197	636,087
4.000%, 10/01/40	134,294	143,279
4.000%, 11/01/40	1,735,707	1,876,571
4.000%, 12/01/40	1,690,267	1,803,356
4.000%, 01/01/41	2,278,540	2,439,554
4.000%, 02/01/41	828,361	887,787
4.500%, 02/01/41	211,327	233,796
4.000%, 03/01/41	1,700,292	1,815,127
4.500%, 03/01/41	4,278,453	4,701,592

MIST-350

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 04/01/41	1,063,012	$1,134,467
4.500%, 04/01/41	13,221,480	14,485,018
4.000%, 05/01/41	25,497	27,210
4.500%, 05/01/41	5,416,513	5,853,760
4.500%, 07/01/41	1,408,078	1,551,078
6.000%, 07/01/41	2,680,500	2,995,515
3.500%, 08/01/41	432,795	457,437
4.500%, 08/01/41	4,332,118	4,710,047
4.000%, 09/01/41	3,203,667	3,418,194
4.500%, 09/01/41	1,704,929	1,886,202
4.000%, 10/01/41	1,697,573	1,813,927
4.500%, 10/01/41	4,938,287	5,376,557
4.000%, 11/01/41	4,161,913	4,482,838
4.500%, 11/01/41	9,816,632	10,780,606
4.000%, 12/01/41	612,093	662,183
4.000%, 01/01/42	739,959	789,699
6.000%, 01/01/42	199,684	224,637
4.000%, 02/01/42	1,868,926	2,010,253
4.000%, 03/01/42	2,298,366	2,490,143
3.500%, 04/01/42	2,079,053	2,197,429
4.000%, 04/01/42	5,296,396	5,742,694
3.500%, 05/01/42	1,652,902	1,750,172
4.000%, 05/01/42	974,489	1,050,499
4.000%, 06/01/42	1,559,878	1,681,549
3.500%, 07/01/42	4,716,177	4,987,503
4.000%, 07/01/42	7,643,270	8,239,446
3.500%, 08/01/42	3,319,492	3,513,892
3.500%, 09/01/42	6,961,777	7,371,064
3.500%, 10/01/42	1,600,662	1,693,442
3.500%, 11/01/42	3,858,088	4,088,385
3.000%, 12/01/42	1,449,646	1,497,695
3.500%, 12/01/42	3,385,497	3,584,348
3.500%, 01/01/43	2,080,297	2,199,098
3.000%, 02/01/43	3,210,931	3,319,554
3.500%, 02/01/43	12,151,530	12,864,640
3.500%, 03/01/43	1,207,351	1,276,724
3.500%, 04/01/43	498,880	527,821
3.000%, TBA (a)	46,800,000	48,152,810
3.500%, TBA (a)	200,000	211,250
4.500%, TBA (a)	7,300,000	7,866,891
Fannie Mae Pool 6.500%, 07/01/32	343,525	394,715
5.500%, 05/01/33	1,116,718	1,229,739
5.500%, 07/01/33	345,766	380,760
5.500%, 02/01/35	166,303	183,134
Fannie Mae REMICS (CMO) 5.000%, 12/25/23	864,393	947,299
4.500%, 09/25/25	300,000	343,555
4.000%, 11/25/27	2,120,386	2,287,707
5.500%, 05/25/34	1,700,000	1,847,007
5.500%, 07/25/34	816,493	916,311
5.000%, 12/25/34	757,792	851,581
5.000%, 03/25/35	703,494	794,534
5.500%, 06/25/35	787,045	867,579
1.124%, 03/25/36 (b)	1,443,151	1,467,502

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae REMICS (CMO) 1.134%, 06/25/36 (b)	2,372,926	$2,414,414
5.000%, 08/25/39	1,020,000	1,158,361
5.000%, 05/25/40	1,970,000	2,303,307
4.000%, 12/25/41	1,270,000	1,415,683
2.000%, 03/01/43	2,550,000	2,607,375
Freddie Mac 15 Yr. Gold Pool 6.000%, 01/01/24	1,169,372	1,290,433
4.000%, 06/01/24	1,259,476	1,338,575
4.000%, 07/01/24	1,068,496	1,135,601
4.000%, 09/01/25	853,739	907,356
3.500%, 01/01/26	1,079,833	1,169,753
Freddie Mac 20 Yr. Gold Pool 3.500%, 02/01/32	2,063,062	2,195,361
Freddie Mac 30 Yr. Gold Pool 5.500%, 03/01/34	6,620,528	7,227,871
5.000%, 01/01/35	709,741	770,594
5.000%, 05/01/35	566,111	608,911
5.000%, 07/01/35	6,286,867	6,794,466
5.500%, 07/01/35	4,421,161	4,826,555
5.000%, 11/01/35	3,396,484	3,670,715
5.500%, 03/01/39	218,947	237,164
4.500%, 05/01/39	3,851,066	4,267,181
4.500%, 06/01/39	3,056,236	3,396,592
4.500%, 07/01/39	3,645,082	3,900,655
4.500%, 09/01/39	3,789,035	4,210,999
4.500%, 11/01/39	5,255,199	5,840,442
4.500%, 12/01/39	597,289	639,167
5.500%, 12/01/39	994,169	1,076,885
4.500%, 02/01/41	230,920	251,802
4.500%, 08/01/41	2,790,479	2,998,463
4.000%, 09/01/41	5,291,278	5,711,879
4.500%, 09/01/41	253,385	278,436
4.000%, 10/01/41	1,578,866	1,704,370
4.500%, 10/01/41	519,974	571,381
4.000%, 01/01/42	5,489,122	5,836,252
3.500%, 02/01/42	130,725	137,679
4.000%, 03/01/42	549,583	597,906
3.500%, 04/01/42	3,421,047	3,649,940
4.000%, 04/01/42	7,227,482	7,862,975
3.500%, 05/01/42	218,472	230,639
3.500%, 06/01/42	1,499,437	1,582,941
3.500%, 07/01/42	277,785	294,166
3.500%, 08/01/42	105,743	111,979
3.500%, 09/01/42	82,590	87,554
3.500%, 10/01/42	3,303,496	3,498,573
3.000%, 11/01/42	348,961	359,764
3.500%, 11/01/42	1,845,154	1,948,776
3.000%, 01/01/43	349,380	359,704
3.500%, 01/01/43	1,491,865	1,582,914
3.000%, 02/01/43	1,897,383	1,954,038
3.500%, 02/01/43	1,500,873	1,585,185
3.000%, 03/01/43	19,093,734	19,634,126
3.000%, TBA (a)	9,400,000	9,655,563
3.500%, TBA (a)	1,500,000	1,578,926
4.000%, TBA (a)	10,000,000	10,631,250

MIST-351

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates 1.655%, 11/25/16	1,580,000	$1,625,286
1.670%, 10/25/18	1,156,712	1,189,070
2.323%, 10/25/18	3,960,000	4,166,797
2.220%, 12/25/18	3,650,000	3,820,763
1.720%, 01/25/19	9,010,000	9,209,693
0.554%, 04/25/19 (b)	4,894,269	4,921,200
1.883%, 05/25/19	3,584,000	3,676,917
4.251%, 01/25/20	4,090,000	4,726,418
3.808%, 08/25/20	7,890,000	8,903,782
4.084%, 11/25/20 (b)	980,000	1,117,059
3.871%, 04/25/21	2,430,000	2,742,519
3.230%, 07/25/21	4,390,000	4,751,740
2.873%, 12/25/21	4,390,000	4,630,480
Freddie Mac REMICS (CMO) 1.200%, 07/15/15	477,979	479,183
3.000%, 06/15/18	1,200,051	1,242,446
3.000%, 04/15/20	5,481,174	5,640,186
4.000%, 02/15/22	200,000	219,249
5.000%, 09/15/23	100,000	115,062
1.103%, 02/15/33 (b)	1,174,595	1,197,577
3.000%, 02/15/33	1,740,000	1,836,652
0.603%, 03/15/34 (b)	1,310,637	1,318,311
4.000%, 04/15/34	1,148,374	1,206,776
5.000%, 10/15/34	974,015	1,095,511
5.000%, 11/15/34	1,540,000	1,690,559
5.500%, 06/15/35	2,600,000	2,720,435
3.000%, 03/15/37	2,370,000	2,500,350
3.000%, 06/15/37	9,680,000	10,194,250
5.000%, 12/15/37	614,030	678,968
4.500%, 02/15/41	84,647	91,712
5.000%, 03/15/41	500,000	591,649
5.500%, 06/15/41	4,220,000	5,293,614
Ginnie Mae I 15 Yr. Pool 4.500%, 03/15/25	2,243,834	2,440,414
4.500%, 05/15/25	125,578	137,051
4.500%, 06/15/25	353,674	385,985
4.000%, 03/15/26	370,563	400,420
4.000%, 04/15/26	954,236	1,031,121
4.000%, 05/15/26	871,913	942,165
4.000%, 06/15/26	397,529	429,559
Ginnie Mae I 30 Yr. Pool 6.000%, 06/15/36	3,009,850	3,424,510
5.000%, 03/15/39	273,251	298,129
5.000%, 07/15/39	816,651	892,100
4.500%, 08/15/39	6,065,385	6,734,662
5.000%, 08/15/39	455,271	504,369
5.000%, 09/15/39	487,318	539,872
5.500%, 10/15/39	103,709	113,549
5.000%, 11/15/39	159,432	176,626
5.000%, 04/15/40	144,379	157,859
4.500%, 06/15/40	2,941,518	3,233,309
4.500%, 07/15/40	559,655	615,186
5.000%, 08/15/40	466,749	517,084
4.000%, 09/15/40	3,104,808	3,438,731

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 4.000%, 03/15/41	1,388,015	$1,559,402
4.500%, 03/15/41	2,711,899	2,979,797
4.500%, 04/15/41	353,638	386,803
5.000%, 04/15/41	387,536	429,057
5.000%, 09/15/41	310,103	338,782
4.000%, 10/15/41	1,036,045	1,164,105
3.500%, 11/15/41	594,772	648,040
4.000%, 12/15/41	1,051,001	1,181,743
3.500%, 02/15/42	534,396	582,258
3.500%, 03/15/42	619,975	674,914
3.500%, 05/15/42	612,465	666,700
3.000%, TBA (a)	8,400,000	8,783,250
Ginnie Mae II 30 Yr. Pool 6.000%, 05/20/38	6,097,412	6,867,019
6.000%, 06/20/38	5,897,667	6,642,063
6.000%, 08/20/38	2,555,128	2,877,633
6.500%, 08/20/38	7,330,253	8,461,634
6.000%, 09/20/38	600,317	687,302
6.500%, 09/20/38	9,605,353	11,087,935
6.000%, 12/20/38	2,635,817	2,968,507
4.000%, 09/20/39	475,231	514,501
5.000%, 10/20/39	723,489	803,318
5.000%, 11/20/39	41,525	45,393
4.500%, 02/20/40	4,532,287	5,014,880
5.000%, 02/20/40	63,691	70,718
5.000%, 03/20/40	138,130	153,286
5.000%, 04/20/40	420,123	466,218
4.500%, 05/20/40	1,962,219	2,171,153
4.500%, 06/20/40	812,606	899,132
5.000%, 06/20/40	1,754,106	1,939,513
5.000%, 07/20/40	790,372	877,049
5.000%, 08/20/40	526,176	583,892
4.500%, 09/20/40	68,852	76,183
5.000%, 09/20/40	374,465	412,417
5.000%, 10/20/40	142,844	156,553
5.000%, 02/20/41	2,637,320	2,904,793
5.000%, 07/20/41	2,338,023	2,562,400
3.500%, 10/20/42	3,998,933	4,297,228
3.500%, 11/20/42	2,066,094	2,212,464
3.000%, TBA (a)	400,000	417,937
3.500%, TBA (a)	3,100,000	3,315,547
Ginnie Mae II Pool 5.612%, 04/20/58	1,159,515	1,230,527
5.470%, 08/20/59	1,087,193	1,187,415
4.804%, 03/20/61	2,463,911	2,777,433
4.834%, 03/20/61	4,330,231	4,888,136
4.300%, 08/20/61	1,409,253	1,568,917
4.556%, 12/20/61	4,362,401	4,946,760
4.684%, 01/20/62	3,895,258	4,432,045
4.649%, 02/20/62	934,648	1,065,051
4.682%, 02/20/62	1,239,005	1,411,418
4.515%, 03/20/62	4,082,581	4,637,444
4.604%, 03/20/62	1,778,192	2,025,499
4.650%, 03/20/62	2,704,206	3,083,161
4.550%, 05/20/62	6,302,277	7,174,458

MIST-352

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II Pool 4.530%, 10/20/62	1,425,528	$1,633,569

		747,149,463

Federal Agencies—16.4%
Federal Home Loan Banks 5.250%, 06/18/14	5,360,000	5,692,475
0.250%, 01/16/15	30,000,000	30,001,290
4.875%, 05/17/17	20,000,000	23,441,200
1.000%, 06/21/17	29,750,000	30,067,343
Federal Home Loan Mortgage Corp. 0.375%, 11/27/13	2,535,000	2,538,851
0.500%, 05/13/16	8,000,000	8,014,160
2.000%, 08/25/16	7,106,000	7,464,107
1.000%, 09/29/17	3,592,000	3,621,056
0.750%, 01/12/18	20,000,000	19,901,160
1.250%, 08/01/19	3,000,000	2,990,667
1.250%, 10/02/19	15,000,000	14,917,290
6.750%, 03/15/31	481,000	725,126
6.250%, 07/15/32	1,368,000	1,995,080
Federal National Mortgage Association 0.500%, 07/02/15	31,160,000	31,274,264
0.500%, 09/28/15	2,191,000	2,197,790
1.625%, 10/26/15	2,714,000	2,800,406
0.500%, 03/30/16	8,673,000	8,689,453
0.875%, 12/20/17	1,299,000	1,299,433
0.875%, 02/08/18	1,551,000	1,548,278
6.625%, 11/15/30	1,430,000	2,135,428
3.000%, 01/01/43	349,279	360,856
Government National Mortgage Association (CMO) 3.500%, 08/20/33	536,879	552,115
3.250%, 09/20/33	445,381	457,926
5.500%, 07/16/34	580,716	680,828
0.523%, 08/20/34 (b)	3,589,134	3,596,167
5.500%, 08/20/34	512,087	610,129
3.000%, 04/20/37	465,422	477,331
0.703%, 07/20/37 (b)	609,041	615,393
0.708%, 10/20/37 (b)	4,172,144	4,217,418
0.683%, 01/20/38 (b)	158,376	159,952
0.803%, 11/16/39 (b)	980,025	994,822
0.733%, 12/16/39 (b)	839,983	849,346
0.723%, 01/16/40 (b)	1,272,764	1,287,342
Zero Coupon, 04/20/40 (c)	92,234	81,581
4.500%, 05/16/40	80,000	92,509
4.500%, 05/20/40 (d)	88,897	15,410
Zero Coupon, 06/20/40 (c)	107,199	94,644
3.274%, 05/20/41 (b)	741,781	803,889
5.460%, 10/20/59	2,734,726	2,996,117
0.533%, 07/20/60 (b)	406,095	405,637
5.302%, 07/20/60 (b)	5,613,656	6,380,302
0.502%, 08/20/60 (b)	324,515	324,141
5.150%, 08/20/60	3,482,560	3,967,040
0.502%, 09/20/60 (b)	318,719	318,345
5.010%, 09/20/60 (b)	4,396,234	4,978,685

Federal Agencies—(Continued)
Government National Mortgage Association (CMO) 0.702%, 12/20/60 (b)	863,202	$870,316
0.692%, 02/20/61 (b)	430,339	433,690
0.702%, 02/20/61 (b)	118,927	119,906
0.702%, 04/20/61 (b)	317,255	319,807
0.702%, 05/20/61 (b)	630,785	636,331
0.732%, 06/20/61 (b)	444,366	448,399
0.802%, 10/20/61 (b)	1,553,245	1,573,021
0.902%, 11/20/61 (b)	1,353,804	1,378,594
0.832%, 01/20/62 (b)	1,478,397	1,500,132
0.902%, 01/20/62 (b)	877,883	894,137
0.832%, 03/20/62 (b)	860,310	873,940
Tennessee Valley Authority 5.880%, 04/01/36	3,631,000	4,984,713
5.500%, 06/15/38	10,346,000	13,553,063
5.250%, 09/15/39	472,000	604,607

		264,823,438

U.S. Treasury—33.2%
U.S. Treasury Bonds 5.250%, 02/15/29	43,519,000	59,043,054
5.375%, 02/15/31	14,021,000	19,506,716
5.000%, 05/15/37	10,000,000	13,618,750
2.750%, 11/15/42	90,045,000	83,474,506
3.125%, 02/15/43	50,165,000	50,266,885
U.S. Treasury Inflation Indexed Notes 2.000%, 02/15/23	13,410,000	13,581,822
U.S. Treasury Notes 0.250%, 10/15/15	1,000	999
0.375%, 03/15/16	1,000,000	1,000,781
0.750%, 06/30/17	2,178,000	2,190,933
0.500%, 07/31/17	2,353,000	2,339,948
1.875%, 10/31/17	2,503,000	2,637,927
0.875%, 01/31/18	24,966,000	25,131,799
3.500%, 02/15/18	12,112,000	13,714,951
0.750%, 03/31/18	11,982,000	11,972,232
2.625%, 04/30/18	130,000	141,964
2.375%, 05/31/18	850,000	917,867
0.875%, 07/31/19	25,153,000	24,832,702
1.250%, 02/29/20	19,000,000	19,032,661
1.125%, 03/31/20	138,230,000	137,075,759
1.625%, 08/15/22	21,187,000	20,917,205
1.625%, 11/15/22	36,595,000	35,951,733

		537,351,194

Total U.S. Treasury & Government Agencies (Cost $1,546,258,515)		1,549,324,095

Mortgage-Backed Securities—3.8%

Collateralized Mortgage Obligations—3.1%
Fosse Master Issuer plc 0.383%, 04/18/13 (144A) (b)	2,500,000	2,500,078
Granite Master Issuer plc 0.383%, 12/17/54 (b)	4,512,537	4,433,675

MIST-353

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Granite Master Issuer plc 0.283%, 12/20/54 (b)	3,427,642	$3,367,739
0.303%, 12/20/54 (b)	1,726,399	1,691,871
0.343%, 12/20/54 (144A) (b)	11,212,366	10,999,332
0.463%, 12/20/54 (b)	6,177,064	6,053,522
Granite Mortgages plc 0.702%, 01/20/44 (b)	1,098,848	1,091,266
0.600%, 03/20/44 (b)	1,254,065	1,241,963
0.560%, 09/20/44 (b)	2,830,690	2,803,374
National Credit Union Administration Guaranteed Notes 0.573%, 11/06/17 (b)	3,085,617	3,098,145
0.653%, 01/08/20 (b)	12,491,000	12,528,099
0.583%, 03/06/20 (b)	607,613	608,943

		50,418,007

Commercial Mortgage-Backed Securities—0.7%
Banc of America Re-Remic Trust 1.353%, 08/15/29 (144A) (b)	4,090,000	4,129,945
GS Mortgage Securities Corp. II 1.260%, 03/06/20 (144A) (b)	1,050,000	1,052,203
1.052%, 11/08/29 (144A) (b)	5,500,000	5,536,220

		10,718,368

Total Mortgage-Backed Securities (Cost $61,053,561)		61,136,375

Corporate Bonds & Notes—2.8%

Diversified Financial Services—1.7%
National Credit Union Administration Guaranteed Notes 1.400%, 06/12/15	50,000	51,123
2.350%, 06/12/17	10,620,000	11,307,220
3.450%, 06/12/21	8,645,000	9,609,004
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	7,096,584

		28,063,931

IT Services—0.2%
International Business Machines Corp. 1.250%, 05/12/14	3,000,000	3,032,478

Retail—0.5%
Wal-Mart Stores, Inc. 4.550%, 05/01/13	5,000,000	5,016,735
1.625%, 04/15/14	3,000,000	3,041,262

		8,057,997

Software—0.4%
Microsoft Corp. 2.950%, 06/01/14	7,000,000	7,217,238

Total Corporate Bonds & Notes (Cost $46,570,312)		46,371,644

Foreign Government—1.8%
Security Description	Principal Amount*	Value

Sovereign—1.8%
Israel Government AID Bond 5.500%, 09/18/23	13,328,000	$17,353,109
5.500%, 12/04/23	8,905,000	11,612,681

Total Foreign Government (Cost $28,573,285)		28,965,790

Asset-Backed Securities—0.9%

Asset-Backed—Automobile—0.2%
AmeriCredit Automobile Receivables Trust 0.760%, 10/08/15	2,467,486	2,470,949
Capital Auto Receivables Asset Trust 6.890%, 01/15/15 (144A)	171,845	172,573

		2,643,522

Asset-Backed—Other—0.3%
Ally Master Owner Trust 4.250%, 04/15/17 (144A)	5,000,000	5,352,770

Asset-Backed—Student Loan—0.4%
SLM Student Loan Trust 0.364%, 02/27/17 (b)	6,548,921	6,549,376

Total Asset-Backed Securities (Cost $14,606,146)		14,545,668

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $20,546,023 on 04/01/13, collateralized by $20,610,000 U.S. Treasury Note at 1.875% due 02/28/14 with a value of $20,960,638.	20,546,000	20,546,000

Total Short-Term Investment (Cost $20,546,000)		20,546,000

Total Investments—106.3% (Cost $1,717,607,819) (e)		1,720,889,572
Other assets and liabilities (net)—(6.3)%		(102,274,758)

Net Assets—100.0%		$1,618,614,814

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Principal only security.
(d)	Interest only security.

MIST-354

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

(e)	As of March 28, 2013, the aggregate cost of investments was $1,717,607,819. The aggregate unrealized appreciation and depreciation of investments were $11,701,932 and $(8,420,179), respectively, resulting in net unrealized appreciation of $3,281,753.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $29,743,121, which is 1.8% of net assets.
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Forward Sales Commitments

Securities Sold Short	Counterparty	Principal Amount	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	Citigroup Global Markets, Inc.	$(3,900,000)	3.500%	TBA	$(4,100,484)	$(4,119,375)
Fannie Mae 30 Yr. Pool	Deutsche Bank Securities, Inc.	(1,700,000)	3.500%	TBA	(1,791,906)	(1,795,625)
Fannie Mae 30 Yr. Pool	JPMorgan Securities, Inc.	(3,700,000)	3.500%	TBA	(3,906,391)	(3,908,125)
Fannie Mae 30 Yr. Pool	JPMorgan Securities, Inc.	(7,600,000)	4.000%	TBA	(8,094,000)	(8,104,688)

					$(17,892,781)	$(17,927,813)

Swap Agreements

Open interest rate swap agreements as of March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Receive	3-Month USD-LIBOR	0.383%	11/06/14	Deutsche Bank AG	16,900,000	USD	$1,979	$—	$1,979
Receive	3-Month USD-LIBOR	0.375%	11/19/14	JPMorgan Securities, Inc.	12,400,000	USD	3,441	—	3,441
Receive	3-Month USD-LIBOR	0.830%	11/06/17	Deutsche Bank AG	5,400,000	USD	7,969	—	7,969
Receive	3-Month USD-LIBOR	0.763%	11/19/17	JPMorgan Securities, Inc.	3,900,000	USD	19,601	—	19,601
Receive	3-Month USD-LIBOR	1.759%	11/06/22	Deutsche Bank AG	5,500,000	USD	97,929	—	97,929
Receive	3-Month USD-LIBOR	1.623%	11/19/22	JPMorgan Securities, Inc.	3,800,000	USD	117,409	—	117,409
Receive	3-Month USD-LIBOR	2.438%	06/01/42	JPMorgan Securities, Inc.	1,100,000	USD	127,413	—	127,413
Receive	3-Month USD-LIBOR	2.647%	11/06/42	Deutsche Bank AG	3,300,000	USD	243,641	—	243,641
Receive	3-Month USD-LIBOR	2.458%	11/19/42	JPMorgan Securities, Inc.	1,700,000	USD	193,315	—	193,315
Receive	3-Month USD-LIBOR	2.584%	12/04/42	JPMorgan Securities, Inc.	14,479,000	USD	1,263,526	—	1,263,526

Totals							$2,076,223	$—	$2,076,223

Cash in the amount of $1,050,000 has been received at the custodian bank as collateral for swap contracts.

MIST-355

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,549,324,095	$—	$1,549,324,095
Total Mortgage-Backed Securities*	—	61,136,375	—	61,136,375
Total Corporate Bonds & Notes*	—	46,371,644	—	46,371,644
Total Foreign Government*	—	28,965,790	—	28,965,790
Total Asset-Backed Securities*	—	14,545,668	—	14,545,668
Total Short-Term Investment*	—	20,546,000	—	20,546,000
Total Investments	$—	$1,720,889,572	$—	$1,720,889,572

Forward Sales Commitments	$—	$(17,927,813)	$—	$(17,927,813)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$2,076,223	$—	$2,076,223
Total Swap Contracts	$—	$2,076,223	$—	$2,076,223

*	See Schedule of Investments for additional detailed categorizations.

MIST-356

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Automobiles—1.3%
Tesla Motors, Inc. (a) (b)	116,533	$4,415,435

Chemicals—0.9%
Monsanto Co.	15,570	1,644,659
Nitto Denko Corp.	24,400	1,466,251

		3,110,910

Communications Equipment—11.4%
Aruba Networks, Inc. (a) (b)	29,790	737,005
Cisco Systems, Inc.	789,485	16,508,131
Motorola Solutions, Inc.	56,435	3,613,533
Palo Alto Networks, Inc. (a)	44,920	2,542,472
QUALCOMM, Inc.	136,835	9,161,103
Telefonaktiebolaget LM Ericsson (ADR)	407,590	5,135,634

		37,697,878

Computers & Peripherals—10.9%
Apple, Inc.	28,420	12,579,545
Asustek Computer, Inc. (GDR)	55,900	3,322,874
Fusion-io, Inc. (a) (b)	217,310	3,557,365
Lenovo Group, Ltd.	2,774,000	2,762,745
NEC Corp. (b)	544,000	1,453,864
SanDisk Corp. (a)	186,270	10,244,850
Seagate Technology plc	41,145	1,504,261
Western Digital Corp.	16,805	844,955

		36,270,459

Construction & Engineering—1.6%
Quanta Services, Inc. (a)	188,720	5,393,618

Electronic Equipment, Instruments & Components—0.7%
Hirose Electric Co., Ltd. (b)	8,500	1,121,739
Keyence Corp. (b)	3,400	1,044,527

		2,166,266

Internet & Catalog Retail—6.5%
Amazon.com, Inc. (a)	47,195	12,576,995
Netflix, Inc. (a)	7,475	1,415,840
priceline.com, Inc. (a)	9,985	6,868,981
Vipshop Holdings, Ltd. (ADR) (a)	23,367	709,656

		21,571,472

Internet Software & Services—15.7%
eBay, Inc. (a)	237,585	12,881,859
Facebook, Inc. - Class A (a)	12,820	327,936
Google, Inc. - Class A (a)	26,740	21,232,362
LinkedIn Corp. - Class A (a)	15,480	2,725,409
NetEase, Inc. (ADR)	110,615	6,058,383
Phoenix New Media, Ltd. (ADR) (a) (b)	50,495	210,059
Qihoo 360 Technology Co., Ltd. (ADR) (a) (b)	85,220	2,525,069
Renren, Inc. (ADR) (a)	1,264	3,653
Yahoo!, Inc. (a)	174,600	4,108,338
Yandex N.V. - Class A (a)	87,245	2,017,104

		52,090,172

IT Services—10.0%
Automatic Data Processing, Inc.	6,085	$395,647
Cognizant Technology Solutions Corp. - Class A (a)	60,495	4,634,522
Computer Sciences Corp.	68,125	3,353,794
Fiserv, Inc. (a) (b)	22,475	1,973,979
International Business Machines Corp.	31,235	6,662,425
MasterCard, Inc. - Class A	8,145	4,407,504
Visa, Inc. - Class A (b)	60,095	10,206,535
Western Union Co. (The) (b)	115,300	1,734,112

		33,368,518

Semiconductors & Semiconductor Equipment—17.1%
Analog Devices, Inc.	98,460	4,577,405
Applied Materials, Inc.	502,065	6,767,836
ASML Holding N.V. (b)	970	65,970
Avago Technologies, Ltd.	57,580	2,068,274
Freescale Semiconductor, Ltd. (a) (b)	205,495	3,059,821
KLA-Tencor Corp.	35,675	1,881,499
Lam Research Corp. (a)	99,340	4,118,636
Marvell Technology Group, Ltd.	62,890	665,376
Maxim Integrated Products, Inc.	77,935	2,544,578
Microchip Technology, Inc. (b)	118,660	4,361,942
Micron Technology, Inc. (a)	900,800	8,989,984
NXP Semiconductor N.V. (a)	55,950	1,693,047
ON Semiconductor Corp. (a)	294,775	2,440,737
Samsung Electronics Co., Ltd. (GDR)	1,570	1,056,653
Skyworks Solutions, Inc. (a)	32,465	715,204
Texas Instruments, Inc.	104,035	3,691,162
Tokyo Electron, Ltd. (b)	33,900	1,445,457
Xilinx, Inc.	176,520	6,737,768

		56,881,349

Software—19.3%
Activision Blizzard, Inc.	114,594	1,669,635
Adobe Systems, Inc. (a)	74,555	3,243,888
Aspen Technology, Inc. (a)	184,980	5,973,004
Fortinet, Inc. (a)	204,785	4,849,309
Intuit, Inc.	88,365	5,801,162
Microsoft Corp.	462,340	13,227,547
Oracle Corp.	305,675	9,885,530
QLIK Technologies, Inc. (a) (b)	30,890	797,889
Salesforce.com, Inc. (a) (b)	69,340	12,400,072
Symantec Corp. (a)	167,180	4,126,002
Workday, Inc. - Class A (a) (b)	34,447	2,122,969

		64,097,007

Total Common Stocks (Cost $286,512,292)		317,063,084

Short-Term Investments—17.8%

Mutual Fund—13.0%
State Street Navigator Securities Lending MET Portfolio (c)	43,036,293	43,036,293

MIST-357

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—4.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $16,100,018 on 04/01/13, collateralized by $16,445,000 Federal Home Loan Mortgage Corp. at 0.00% due 01/14/14 with a value of $16,424,444.	16,100,000	$16,100,000

Total Short-Term Investments (Cost $59,136,293)		59,136,293

Total Investments—113.2% (Cost $345,648,585) (d)		376,199,377
Other assets and liabilities (net)—(13.2)%		(43,781,247)

Net Assets—100.0%		$332,418,130

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $42,320,148 and the collateral received consisted of cash in the amount of $43,036,293 and non-cash collateral with a value of $36,468. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $345,648,585. The aggregate unrealized appreciation and depreciation of investments were $36,836,990 and $(6,286,198), respectively, resulting in net unrealized appreciation of $30,550,792.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MIST-358

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$4,415,435	$—	$—	$4,415,435
Chemicals	1,644,659	1,466,251	—	3,110,910
Communications Equipment	37,697,878	—	—	37,697,878
Computers & Peripherals	32,053,850	4,216,609	—	36,270,459
Construction & Engineering	5,393,618	—	—	5,393,618
Electronic Equipment, Instruments & Components	—	2,166,266	—	2,166,266
Internet & Catalog Retail	21,571,472	—	—	21,571,472
Internet Software & Services	52,090,172	—	—	52,090,172
IT Services	33,368,518	—	—	33,368,518
Semiconductors & Semiconductor Equipment	54,379,239	2,502,110	—	56,881,349
Software	64,097,007	—	—	64,097,007
Total Common Stocks	306,711,848	10,351,236	—	317,063,084
Short-Term Investments
Mutual Fund	43,036,293	—	—	43,036,293
Repurchase Agreement	—	16,100,000	—	16,100,000
Total Short-Term Investments	43,036,293	16,100,000	—	59,136,293
Total Investments	$349,748,141	$26,451,236	$—	$376,199,377

Collateral for securities loaned (Liability)	$—	$(43,036,293)	$—	$(43,036,293)

MIST-359

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—27.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
BAE Systems plc	28,947	$173,751
Boeing Co. (The)	700	60,095
Cobham plc	23,478	86,876
General Dynamics Corp.	2,900	204,479
Hexcel Corp. (a)	600	17,406
Honeywell International, Inc.	4,600	346,610
Kongsberg Gruppen A.S.	2,272	45,161
L-3 Communications Holdings, Inc.	1,200	97,104
Lockheed Martin Corp.	4,285	413,588
National Presto Industries, Inc.	300	24,150
Northrop Grumman Corp.	2,600	182,390
QinetiQ Group plc	6,073	19,149
Raytheon Co.	3,200	188,128
Rockwell Collins, Inc.	1,700	107,304
Saab AB - Class B	1,165	25,246
Thales S.A.	1,348	57,065
Ultra Electronics Holdings plc	949	24,824
United Technologies Corp.	2,206	206,107

		2,279,433

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc.	1,900	112,974
Expeditors International of Washington, Inc.	1,200	42,852
FedEx Corp.	1,900	186,580
Kintetsu World Express, Inc.	1,400	52,062
Oesterreichische Post AG	1,260	54,287
PostNL N.V. (a)	4,527	9,085
United Parcel Service, Inc. - Class B	500	42,950

		500,790

Airlines—0.1%
Alaska Air Group, Inc. (a)	1,100	70,356
Allegiant Travel Co.	300	26,634
Dart Group plc	6,306	14,242
Deutsche Lufthansa AG	2,376	46,418
easyJet plc	3,169	52,066
Hawaiian Holdings, Inc. (a)	1,700	9,792
Skymark Airlines, Inc. (a)	2,100	8,223
Spirit Airlines, Inc. (a)	1,500	38,040

		265,771

Auto Components—0.5%
Aisan Industry Co., Ltd.	1,400	13,498
Aisin Seiki Co., Ltd.	1,800	66,321
Autoliv, Inc.	1,800	124,452
Bridgestone Corp.	4,500	151,808
Calsonic Kansei Corp.	4,000	17,652
Chaowei Power Holdings, Ltd.	22,000	10,759
Cie Generale des Etablissements Michelin	2,377	199,176
Continental AG	1,391	166,425
Cooper Tire & Rubber Co.	1,200	30,792
Denso Corp.	2,800	119,062
Dorman Products, Inc.	700	26,047
Exedy Corp.	1,800	42,253
FCC Co., Ltd.	1,500	36,365

Auto Components—(Continued)
Gentex Corp.	3,000	$60,030
GKN plc	22,442	90,485
Halla Climate Control Corp.	1,200	30,539
HI-LEX Corp.	1,900	38,554
Keihin Corp.	2,200	30,403
Kinugawa Rubber Industrial Co., Ltd.	2,000	10,194
Koito Manufacturing Co., Ltd.	3,000	51,787
Lear Corp.	600	32,922
Leoni AG	353	13,682
Magna International, Inc.	2,500	146,946
Minth Group, Ltd.	20,000	29,468
NHK Spring Co., Ltd.	7,000	73,138
Nissin Kogyo Co., Ltd.	900	15,010
NOK Corp.	3,600	52,062
Piolax, Inc.	600	16,375
Plastic Omnium S.A.	1,289	59,695
Riken Corp.	8,000	33,675
Showa Corp.	1,000	10,765
Stanley Electric Co., Ltd.	3,400	58,935
Sumitomo Rubber Industries, Ltd.	3,600	60,412
Superior Industries International, Inc.	600	11,208
Tachi-S Co., Ltd.	800	14,216
Tianneng Power International, Ltd.	18,000	12,076
Tokai Rika Co., Ltd.	1,100	20,525
Tokai Rubber Industries, Ltd.	1,600	18,440
Topre Corp.	1,100	11,390
Toyoda Gosei Co., Ltd.	1,200	28,839
Toyota Boshoku Corp.	1,000	14,149
TRW Automotive Holdings Corp. (a)	1,600	88,000
TS Tech Co., Ltd.	700	19,939
Unipres Corp.	1,800	40,436
Valeo S.A.	1,138	61,627
Yorozu Corp.	1,300	23,081

		2,283,613

Automobiles—0.2%
Daihatsu Motor Co., Ltd.	6,000	124,654
Daimler AG	3,235	176,091
Dongfeng Motor Group Co., Ltd. Class H Shares	38,000	53,561
Fleetwood Corp., Ltd.	1,051	10,186
Ford Motor Co.	5,000	65,750
Honda Motor Co., Ltd.	1,900	73,213
Isuzu Motors, Ltd.	12,000	72,626
Kia Motors Corp.	1,035	52,342
Renault S.A.	1,008	63,297
Toyota Motor Corp.	3,700	190,685

		882,405

Beverages—0.6%
Anheuser-Busch InBev N.V.	363	35,978
Carlsberg Brewery Malaysia Bhd	3,000	13,239
China Tontine Wines Group, Ltd.	128,000	8,173
Coca-Cola Amatil, Ltd.	8,971	136,412
Coca-Cola Central Japan Co., Ltd.	1,000	13,196
Coca-Cola Co. (The)	27,620	1,116,953

MIST-360

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Diageo plc	18,808	$592,244
Monster Beverage Corp. (a)	1,100	52,514
National Beverage Corp.	700	9,835
Nichols plc	943	12,609
PepsiCo, Inc.	10,606	839,041
Royal UNIBREW A.S.	218	19,412
SABMiller plc	2,130	112,178
Tibet 5100 Water Resources Holdings, Ltd.	23,000	6,858

		2,968,642

Biotechnology—0.3%
Actelion, Ltd. (a)	716	38,909
Amgen, Inc.	4,800	492,048
BioGaia AB - B Shares	534	18,039
Biogen Idec, Inc. (a)	900	173,619
Celgene Corp. (a)	1,700	197,047
Cubist Pharmaceuticals, Inc. (a)	700	32,774
Gilead Sciences, Inc. (a)	4,800	234,864
Myriad Genetics, Inc. (a)	1,600	40,640
PDL BioPharma, Inc.	3,100	22,661
Spectrum Pharmaceuticals, Inc.	1,000	7,460
United Therapeutics Corp. (a)	700	42,609

		1,300,670

Building Products—0.0%
Asahi Glass Co., Ltd.	5,000	34,724
Geberit AG	192	47,301
Sekisui Jushi Corp.	3,000	39,387
Takasago Thermal Engineering Co., Ltd.	2,000	16,599

		138,011

Capital Markets—0.5%
Aberdeen Asset Management plc	19,804	129,769
American Capital, Ltd. (a)	3,200	46,704
ARA Asset Management, Ltd. (144A)	9,900	15,329
Ashmore Group plc	13,307	70,897
Azimut Holding S.p.A.	2,190	35,555
Calamos Asset Management, Inc. Class A	900	10,593
Capital Southwest Corp.	100	11,500
Close Brothers Group plc	2,480	39,775
Deutsche Bank AG	3,282	128,068
Eaton Vance Corp.	1,300	54,379
Federated Investors, Inc. - Class B	2,300	54,441
Franklin Resources, Inc.	500	75,405
Gimv N.V.	778	38,902
Goldman Sachs Group, Inc. (The)	3,200	470,880
Greenhill & Co., Inc.	200	10,676
IGM Financial, Inc.	2,100	94,617
Intermediate Capital Group plc	3,031	19,505
Investec plc	4,328	30,205
Kyokuto Securities Co., Ltd.	1,400	23,132
Macquarie Group, Ltd.	2,099	81,531
Main Street Capital Corp.	600	19,254
Man Group plc	26,699	36,207
Mediobanca S.p.A.	8,752	44,846

Capital Markets—(Continued)
Morgan Stanley	13,100	$287,938
Nomura Holdings, Inc.	21,800	135,212
Northern Trust Corp.	3,500	190,960
Partners Group Holding AG	74	18,271
Platinum Asset Management, Ltd.	10,648	57,648
T. Rowe Price Group, Inc.	2,700	202,149
TICC Capital Corp.	1,300	12,922
Tullett Prebon plc	2,220	8,750
UBS AG (a)	4,218	64,777
Waddell & Reed Financial, Inc. - Class A	1,400	61,292

		2,582,089

Chemicals—0.7%
ADEKA Corp.	2,300	19,861
Agrium, Inc.	2,000	195,029
Albemarle Corp.	900	56,268
BASF SE	5,516	483,286
CF Industries Holdings, Inc.	900	171,333
China Sanjiang Fine Chemicals Co., Ltd.	33,000	16,823
China Steel Chemical Corp.	3,000	14,666
Chugoku Marine Paints, Ltd.	3,000	16,018
Croda International plc	974	40,623
Daicel Corp.	7,000	54,817
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	18,999
E.I. du Pont de Nemours & Co.	1,791	88,046
EMS-Chemie Holding AG	104	31,335
FutureFuel Corp.	900	10,935
Hexpol AB	877	50,380
Hitachi Chemical Co., Ltd.	5,700	87,344
Innophos Holdings, Inc.	300	16,368
Innospec, Inc.	500	22,140
Israel Chemicals, Ltd.	13,786	178,351
Johnson Matthey plc	1,182	41,345
JSP Corp.	1,600	23,779
JSR Corp.	2,500	51,223
K+S AG	2,558	118,990
Kaneka Corp.	6,000	34,694
Konishi Co., Ltd.	900	16,029
Kronos Worldwide, Inc.	1,000	15,650
Lintec Corp.	800	15,278
LyondellBasell Industries N.V. - Class A	3,600	227,844
Mitsubishi Chemical Holdings Corp.	4,500	21,420
Monsanto Co.	1,332	140,699
Mosaic Co. (The)	2,100	125,181
NewMarket Corp.	200	52,072
Nihon Parkerizing Co., Ltd.	1,000	17,486
Nippon Kayaku Co., Ltd.	5,000	61,220
Nippon Paint Co., Ltd.	6,000	60,065
Nippon Pillar Packing Co., Ltd.	1,000	8,306
Nippon Shokubai Co., Ltd.	4,000	35,252
Nissan Chemical Industries, Ltd.	5,000	60,361
NOF Corp.	3,000	14,836
Potash Corp. of Saskatchewan, Inc.	4,700	184,604
PPG Industries, Inc.	700	93,758
Praxair, Inc.	1,025	114,329

MIST-361

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Sanyo Chemical Industries, Ltd.	4,000	$22,001
Shikoku Chemicals Corp.	2,000	13,036
Stepan Co.	400	25,240
Synthos S.A.	12,368	23,951
Teijin, Ltd.	7,000	16,226
Tenma Corp.	1,000	11,972
Terra Nitrogen Co. L.P.	300	66,000
Toagosei Co., Ltd.	4,000	17,523
Tokai Carbon Co., Ltd.	6,000	20,702
Tokyo Ohka Kogyo Co., Ltd.	1,000	21,297
Toyo Ink SC Holdings Co., Ltd.	7,000	33,347
Victrex plc	2,087	52,823
Westlake Chemical Corp.	400	37,400
Yara International ASA	3,129	142,320

		3,610,881

Commercial Banks—1.7%
1st Source Corp.	500	11,850
Aozora Bank, Ltd.	24,000	67,745
Australia & New Zealand Banking Group, Ltd.	7,227	215,500
Awa Bank, Ltd. (The)	6,000	37,555
Banca Monte dei Paschi di Siena S.p.A. (a)	31,578	7,535
Banca Popolare dell’Emilia Romagna S.c.r.l.	2,817	19,941
Banca Popolare di Milano Scarl (a)	28,831	17,698
Bancfirst Corp.	700	29,190
Banco Bilbao Vizcaya Argentaria S.A.	29,920	260,902
Banco Espirito Santo S.A. (a)	34,185	35,064
Banco Popolare SC (a)	6,539	8,301
Banco Popular Espanol S.A. (a)	39,511	29,584
Banco Santander S.A.	38,816	262,588
Bank Hapoalim BM (a)	10,432	47,337
Bank Leumi Le-Israel BM (a)	32,672	115,241
Bank of Hawaii Corp.	600	30,486
Bank of Ireland (a)	61,674	12,179
Bank of Montreal	5,400	339,889
Bank of Nova Scotia	900	52,369
Bank of Yokohama, Ltd. (The)	14,000	81,207
Barclays plc	77,845	345,008
BIMB Holdings Bhd	15,500	17,189
BNP Paribas S.A.	6,690	344,653
BOK Financial Corp.	1,100	68,530
CaixaBank	8,807	29,906
Chiba Bank, Ltd. (The)	10,000	72,095
Chiba Kogyo Bank, Ltd. (The) (a)	2,300	22,682
Chugoku Bank, Ltd. (The)	3,000	48,529
Citizens & Northern Corp.	700	13,650
City Holding Co.	400	15,916
Comerica, Inc.	3,400	122,230
Commerce Bancshares, Inc.	2,055	83,906
Commerzbank AG (a)	22,813	33,526
Commonwealth Bank of Australia	1,926	136,898
Community Trust Bancorp, Inc.	400	13,612
Credit Agricole S.A. (a)	3,568	29,499
Credito Emiliano S.p.A.	4,272	21,908
Cullen/Frost Bankers, Inc.	1,500	93,795
CVB Financial Corp.	3,500	39,445

Commercial Banks—(Continued)
Dah Sing Banking Group, Ltd.	20,000	$27,579
Dah Sing Financial Holdings, Ltd.	4,000	20,949
DNB ASA	3,097	45,578
East West Bancorp, Inc.	2,300	59,041
Fifth Third Bancorp.	4,700	76,657
First BanCorp (a)	3,000	18,690
First Citizens BancShares, Inc. - Class A	200	36,540
First Financial Bancorp	900	14,445
First Financial Corp.	300	9,447
First International Bank Of Israel, Ltd. (a)	1,434	20,552
First Interstate Bancsystem, Inc.	1,000	18,810
First of Long Island Corp. (The)	300	8,895
Fukui Bank, Ltd. (The)	5,000	11,304
Gunma Bank, Ltd. (The)	8,000	47,755
Hachijuni Bank, Ltd. (The)	12,000	71,815
Higo Bank, Ltd. (The)	6,000	38,883
Hokkoku Bank, Ltd. (The)	5,000	21,184
HSBC Holdings plc	99,666	1,060,359
International Bancshares Corp.	900	18,720
Intesa Sanpaolo S.p.A.	39,199	57,766
Israel Discount Bank, Ltd. - Class A (a)	34,858	59,716
Iyo Bank, Ltd. (The)	9,000	83,538
Kagoshima Bank, Ltd. (The)	8,000	56,666
KBC Groep N.V.	2,028	69,966
Keiyo Bank, Ltd. (The)	3,000	17,229
KeyCorp.	9,300	92,628
Lloyds Banking Group plc (a)	195,486	145,444
MB Financial, Inc.	1,700	41,089
Mitsubishi UFJ Financial Group, Inc.	48,500	292,349
Mizuho Financial Group, Inc.	40,400	86,751
National Australia Bank, Ltd.	2,212	71,212
National Penn Bancshares, Inc.	2,500	26,725
Natixis	4,304	16,365
Nishi-Nippon City Bank, Ltd. (The)	12,000	37,256
Oriental Financial Group, Inc.	1,200	18,612
OTP Bank plc	2,312	41,709
PNC Financial Services Group, Inc.	2,500	166,250
Popular, Inc. (a)	600	16,566
Raiffeisen Bank International AG	308	10,484
Republic Bancorp, Inc. - Class A	500	11,320
Resona Holdings, Inc.	7,700	40,673
Royal Bank of Canada	1,600	96,392
Royal Bank of Scotland Group plc (a)	28,998	122,008
San-In Godo Bank, Ltd. (The)	6,000	51,844
Shinsei Bank, Ltd.	13,000	29,912
Shizuoka Bank, Ltd. (The)	11,000	124,189
Societe Generale S.A. (a)	4,845	159,832
Southside Bancshares, Inc.	600	12,606
SpareBank 1 SMN	4,411	35,080
SpareBank 1 SR Bank ASA	5,826	49,889
Standard Chartered plc	3,410	88,336
Sterling Financial Corp.	500	10,845
Sumitomo Mitsui Financial Group, Inc.	4,500	184,660
Sumitomo Mitsui Trust Holdings, Inc.	24,000	114,158
SY Bancorp, Inc.	500	11,250
Tompkins Financial Corp.	300	12,684
Toronto-Dominion Bank (The)	1,000	83,260

MIST-362

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Trustmark Corp.	1,200	$30,012
U.S. Bancorp.	1,700	57,681
UniCredit S.p.A. (a)	23,920	102,847
Unione di Banche Italiane SCPA	3,237	11,955
United Bankshares, Inc.	900	23,949
Washington Banking Co.	900	12,546
Washington Trust Bancorp, Inc.	400	10,952
Wells Fargo & Co.	22,800	843,372
Westpac Banking Corp.	3,289	105,792
Wilshire Bancorp, Inc. (a)	1,600	10,848
Wing Hang Bank, Ltd.	6,000	63,882
Woori Finance Holdings Co., Ltd.	420	4,727

		8,788,163

Commercial Services & Supplies—0.2%
Berendsen plc	1,957	23,380
Cabcharge Australia, Ltd.	2,996	14,346
Cintas Corp.	1,400	61,782
Collection House, Ltd.	9,346	15,093
Copart, Inc. (a)	700	23,996
Credit Corp. Group, Ltd.	1,284	11,956
Dai Nippon Printing Co., Ltd.	5,000	47,734
Deluxe Corp.	1,200	49,680
Downer EDI, Ltd.	995	5,159
Duskin Co., Ltd.	1,400	28,284
Intersections, Inc.	900	8,469
Intrum Justitia AB	2,597	50,235
Matsuda Sangyo Co., Ltd.	1,100	16,862
Mineral Resources, Ltd.	4,439	49,191
Mitie Group plc	12,173	51,968
Mitsubishi Pencil Co., Ltd.	600	11,013
Moshi Moshi Hotline, Inc.	2,250	32,072
NAC Co., Ltd.	1,200	19,518
Nippon Parking Development Co., Ltd.	233	19,697
Park24 Co., Ltd.	3,800	74,402
Pitney Bowes, Inc.	5,100	75,786
Portfolio Recovery Associates, Inc. (a)	300	38,076
Securitas AB - B Shares	2,581	24,326
Societe BIC S.A.	774	89,943
Toppan Forms Co., Ltd.	1,400	13,590
Toppan Printing Co., Ltd.	6,000	43,276
Transcontinental, Inc. - Class A	1,600	19,861
US Ecology, Inc.	1,000	26,550

		946,245

Communications Equipment—0.3%
Brocade Communications Systems, Inc. (a)	9,900	57,123
Cisco Systems, Inc.	29,300	612,663
Codan, Ltd.	4,671	18,650
EVS Broadcast Equipment S.A.	531	34,119
Harris Corp.	2,400	111,216
High Tech Computer Corp.	5,000	40,877
InterDigital, Inc.	600	28,698
Nolato AB - B Shares	877	13,629
Plantronics, Inc.	600	26,514
QUALCOMM, Inc.	5,782	387,105

Communications Equipment—(Continued)
Research In Motion, Ltd. (a)	8,200	$121,807
Spirent Communications plc	8,440	18,941
VTech Holdings, Ltd.	3,200	39,144

		1,510,486

Computers & Peripherals—0.5%
Apple, Inc.	3,900	1,726,257
Asustek Computer, Inc.	3,000	35,737
Dell, Inc.	7,137	102,273
Eizo Corp.	1,000	17,690
Elecom Co., Ltd.	600	8,613
EMC Corp. (a)	6,500	155,285
Hewlett-Packard Co.	4,208	100,319
Japan Digital Laboratory Co., Ltd.	1,200	15,050
Lite-On Technology Corp.	12,000	19,476
QLogic Corp. (a)	1,400	16,240
Seagate Technology plc	3,400	124,304
Simplo Technology Co., Ltd.	4,000	18,583
Western Digital Corp.	2,500	125,700
Xyratex, Ltd.	1,000	9,900

		2,475,427

Construction & Engineering—0.2%
Argan, Inc.	600	8,946
Ausdrill, Ltd.	4,930	14,944
Ausgroup, Ltd.	21,000	9,171
Bouygues S.A.	740	20,086
Cardno, Ltd.	5,697	40,877
Carillion plc	6,428	26,673
Chip Eng Seng Corp., Ltd.	28,000	18,340
Decmil Group, Ltd.	3,097	7,619
EMCOR Group, Inc.	500	21,195
Forge Group, Ltd.	2,456	15,458
Implenia AG (a)	766	41,868
Interserve plc	2,894	22,003
JGC Corp.	4,000	102,614
Kandenko Co., Ltd.	3,000	13,840
Kentz Corp., Ltd.	5,550	36,689
Kinden Corp.	3,000	19,685
Macmahon Holdings, Ltd.	38,458	9,258
Maeda Road Construction Co., Ltd.	2,000	27,370
Monadelphous Group, Ltd.	1,870	44,439
NCC AB - B Shares	486	12,175
Nichireki Co., Ltd.	2,000	13,574
Nippo Corp.	2,000	24,711
NRW Holdings, Ltd.	5,893	10,145
Obrascon Huarte Lain S.A.	651	21,427
Primoris Services Corp.	1,200	26,532
Sumitomo Densetsu Co., Ltd.	1,200	16,491
Taihei Dengyo Kaisha, Ltd.	2,000	12,861
Taihei Kogyo Co., Ltd.	3,000	10,862
Taikisha, Ltd.	1,200	26,941
Toshiba Plant Systems & Services Corp.	2,000	24,549
UGL, Ltd.	1,111	11,876
Vinci S.A.	4,494	202,681

		915,900

MIST-363

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction Materials—0.1%
Adelaide Brighton, Ltd.	15,450	$57,084
China Shanshui Cement Group, Ltd.	21,000	12,092
Ciments Francais S.A.	109	6,218
Imerys S.A.	1,400	91,042
James Hardie Industries plc	2,495	26,099
Lafarge S.A.	1,052	69,969
RHI AG	579	18,801

		281,305

Consumer Finance—0.1%
American Express Co.	2,300	155,158
Capital One Financial Corp.	1,700	93,415
Cash America International, Inc.	500	26,235
Credit Acceptance Corp. (a)	200	24,428
Discover Financial Services	5,000	224,200
Encore Capital Group, Inc. (a)	800	24,080
Ezcorp, Inc. - Class A (a)	700	14,910
First Cash Financial Services, Inc. (a)	100	5,834
Green Dot Corp. - Class A (a)	900	15,039
Nelnet, Inc. - Class A	500	16,900
Nicholas Financial, Inc.	900	13,230
Provident Financial plc	1,882	44,869
World Acceptance Corp. (a)	200	17,174

		675,472

Containers & Packaging—0.0%
Mayr Melnhof Karton AG	330	36,153
Smurfit Kappa Group plc	2,469	40,843

		76,996

Distributors—0.1%
Breville Group, Ltd.	1,689	10,406
Canon Marketing Japan, Inc.	1,300	19,314
Doshisha Co., Ltd.	800	12,039
Genuine Parts Co.	2,100	163,800
Jardine Cycle & Carriage, Ltd.	1,000	41,274
Smiths News plc	5,437	15,297

		262,130

Diversified Consumer Services—0.0%
American Public Education, Inc. (a)	300	10,467
Apollo Group, Inc. - Class A (a)	400	6,956
Capella Education Co. (a)	400	12,456
Coinstar, Inc. (a)	700	40,894
DeVry, Inc.	900	28,575
Grand Canyon Education, Inc. (a)	700	17,773
H&R Block, Inc.	2,000	58,840
ITT Educational Services, Inc. (a)	600	8,268
Meiko Network Japan Co., Ltd.	1,100	15,275
Riso Kyoiku Co., Ltd.	142	14,059
Studio Alice Co., Ltd.	700	10,194

		223,757

Diversified Financial Services—0.7%
ABC Arbitrage	1,342	8,229

Diversified Financial Services—(Continued)
Bank of America Corp.	57,100	$695,478
CBOE Holdings, Inc.	1,500	55,410
Citigroup, Inc.	14,600	645,904
Corp. Financiera Alba S.A.	558	24,418
First Pacific Co., Ltd.	88,000	119,523
Groupe Bruxelles Lambert S.A.	1,709	130,736
IG Group Holdings plc	6,155	50,122
Industrivarden AB - C Shares	4,019	73,289
ING Groep N.V. (a)	13,713	98,552
Interactive Brokers Group, Inc. - Class A	2,400	35,784
IntercontinentalExchange, Inc. (a)	300	48,921
Investment AB Kinnevik - B Shares	4,861	117,893
Investor AB - B Shares	2,980	86,198
JPMorgan Chase & Co.	19,400	920,724
MarketAxess Holdings, Inc.	260	9,698
NASDAQ OMX Group, Inc. (The)	1,600	51,680
ORIX Corp.	6,100	77,913
Pargesa Holding S.A.	726	49,421
RHJ International (a)	2,365	11,224
Ricoh Leasing Co., Ltd.	1,400	38,986
Sofina S.A.	446	40,337

		3,390,440

Diversified Telecommunication Services—0.6%
AT&T, Inc.	13,305	488,160
BCE, Inc.	2,100	98,111
Belgacom S.A.	6,124	152,387
Bezeq The Israeli Telecommunication Corp., Ltd.	40,306	55,936
BT Group plc	29,985	126,345
Elisa Oyj	2,323	43,173
iiNET, Ltd.	10,404	56,398
Iridium Communications, Inc. (a)	2,500	15,050
Kcom Group plc	13,058	16,123
M2 Telecommunications Group, Ltd.	10,075	51,679
Neutral Tandem, Inc.	3,400	11,118
Nippon Telegraph & Telephone Corp.	10,400	453,684
Rostelecom OJSC (ADR)	2,838	67,686
Swisscom AG	304	140,709
Telecom Italia S.p.A.	103,188	73,282
Telefonica S.A.	1,760	23,790
Telekomunikasi Indonesia Persero Tbk PT	66,500	75,324
TeliaSonera AB	27,375	195,702
Telstra Corp., Ltd.	41,375	194,510
TPG Telecom, Ltd.	19,814	65,194
Turk Telekomunikasyon A.S.	18,115	80,312
Verizon Communications, Inc.	9,056	445,102
Vivendi S.A.	3,648	75,554
Vonage Holdings Corp. (a)	4,800	13,872

		3,019,201

Electric Utilities—0.4%
American Electric Power Co., Inc.	3,567	173,463
CEZ A.S.	881	25,785
Cia Paranaense de Energia (ADR)	1,200	18,564
Duke Energy Corp.	3,293	239,039

MIST-364

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Enel S.p.A.	43,470	$142,582
EVN AG	4,052	58,722
Exelon Corp.	5,222	180,055
Iberdrola S.A.	11,910	55,541
NextEra Energy, Inc.	2,340	181,771
PGE S.A.	12,762	65,652
Portland General Electric Co.	2,100	63,693
Red Electrica Corp. S.A.	3,151	158,619
Southern Co. (The)	6,246	293,062
SSE plc	3,946	89,162
Tauron Polska Energia S.A.	21,841	28,719

		1,774,429

Electrical Equipment—0.2%
ABB, Ltd. (a)	5,361	121,071
Eaton Corp. plc	1,145	70,131
Emerson Electric Co.	7,253	405,225
EnerSys, Inc. (a)	800	36,464
Generac Holdings, Inc.	500	17,670
Hubbell, Inc. - Class B	700	67,977
Mersen	519	12,072
PKC Group Oyj	647	15,019
Preformed Line Products Co.	200	13,994
Rockwell Automation, Inc.	2,100	181,335
Saft Groupe S.A.	604	15,569
Sumitomo Electric Industries, Ltd.	3,300	40,540
Ushio, Inc.	1,900	19,426

		1,016,493

Electronic Equipment, Instruments & Components—0.3%
Ai Holdings Corp.	1,600	14,760
Amphenol Corp. - Class A	800	59,720
Anritsu Corp.	1,000	15,655
Barco N.V.	445	38,953
Benchmark Electronics, Inc. (a)	1,100	19,822
Canon Electronics, Inc.	1,400	27,845
Celestica, Inc. (a)	3,200	25,831
Citizen Holdings Co., Ltd.	4,300	22,005
Corning, Inc.	18,500	246,605
Delta Electronics Thailand PCL	11,900	14,933
Diploma plc	1,781	15,214
Dolby Laboratories, Inc. - Class A	600	20,136
Domino Printing Sciences plc	3,948	38,471
Elematec Corp.	700	9,950
Evertz Technologies, Ltd.	2,100	32,497
Flextronics International, Ltd. (a)	5,400	36,504
FLIR Systems, Inc.	3,700	96,237
FUJIFILM Holdings Corp.	5,100	101,019
Halma plc	10,005	78,802
Hitachi High-Technologies Corp.	1,300	27,205
Hoya Corp.	7,800	146,734
Ibiden Co., Ltd.	2,200	34,441
Ingram Micro, Inc. - Class A (a)	1,700	33,456
Japan Aviation Electronics Industry, Ltd.	2,000	15,263
Kanematsu Electronics, ltd.	800	9,955
LEM Holding S.A.	30	18,624

Electronic Equipment, Instruments & Components—(Continued)
Littelfuse, Inc.	700	$47,495
LPKF Laser & Electronics AG	659	15,856
Molex, Inc.	800	23,424
MTS Systems Corp.	300	17,445
Nippon Electric Glass Co., Ltd.	7,000	34,877
Power-One, Inc. (a)	2,900	12,035
Ryoden Trading Co., Ltd.	2,000	13,069
Spectris plc	1,323	49,575
SYNNEX Corp. (a)	600	22,200
TE Connectivity, Ltd.	1,000	41,930
Tech Data Corp. (a)	600	27,366
Vishay Intertechnology, Inc. (a)	1,500	20,415

		1,526,324

Energy Equipment & Services—0.3%
AMEC plc	6,539	105,011
Basic Energy Services, Inc. (a)	1,000	13,670
C&J Energy Services, Inc. (a)	1,100	25,190
Calfrac Well Services, Ltd.	1,600	42,983
Canyon Services Group, Inc.	1,100	12,041
Core Laboratories N.V.	200	27,584
Diamond Offshore Drilling, Inc.	500	34,780
Ensco plc - Class A	1,700	102,000
Ensign Energy Services, Inc.	2,700	46,034
Essential Energy Services Trust (a)	4,100	8,960
Fred Olsen Energy ASA	1,808	77,667
Halliburton Co.	1,900	76,779
Helix Energy Solutions Group, Inc. (a)	1,100	25,168
Helmerich & Payne, Inc.	1,300	78,910
Kvaerner ASA	5,816	12,100
Mitcham Industries, Inc. (a)	700	11,844
Nabors Industries, Ltd.	2,400	38,928
Oceaneering International, Inc.	200	13,282
Pason Systems, Inc.	3,100	54,075
Patterson-UTI Energy, Inc.	1,700	40,528
Petrofac, Ltd.	4,683	102,038
ProSafe SE	3,866	37,577
RPC, Inc.	3,700	56,129
Savanna Energy Services Corp.	1,900	12,812
Schlumberger, Ltd.	2,700	202,203
Schoeller-Bleckmann Oilfield Equipment AG	97	9,698
Shinko Plantech Co., Ltd.	1,400	11,317
TGC Industries, Inc.	1,300	12,870
TGS Nopec Geophysical Co. ASA	2,144	81,164
Total Energy Services, Inc.	1,000	13,978
WorleyParsons, Ltd.	4,804	123,972

		1,511,292

Food & Staples Retailing—0.6%
Ain Pharmaciez, Inc.	200	10,783
Amsterdam Commodities N.V.	982	19,899
Arcs Co., Ltd.	1,000	22,423
Axfood AB	571	23,240
Casino Guichard Perrachon S.A.	247	25,970
Cocokara fine, Inc.	300	10,965
Colruyt S.A.	1,707	82,577

MIST-365

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Cosmos Pharmaceutical Corp.	100	$13,003
Costco Wholesale Corp.	400	42,444
CREATE SD HOLDINGS Co., Ltd.	400	15,846
CVS Caremark Corp.	400	21,996
FamilyMart Co., Ltd.	1,100	50,283
Greggs plc	1,876	13,606
Itochu-Shokuhin Co., Ltd.	300	12,234
J Sainsbury plc	13,010	74,873
Jean Coutu Group PJC, Inc. (The) - Class A	1,300	20,258
Kato Sangyo Co., Ltd.	1,000	20,931
Koninklijke Ahold N.V.	11,620	178,174
Majestic Wine plc	1,467	9,490
Matsumotokiyoshi Holdings Co., Ltd.	600	17,189
Metro AG	529	15,044
Metro, Inc.	1,400	87,720
Ministop Co., Ltd.	900	14,603
Mitsubishi Shokuhin Co., Ltd.	700	22,503
San-A Co., Ltd.	300	13,714
Sligro Food Group N.V.	580	18,407
TESCO plc	83,128	483,310
Tsuruha Holdings, Inc.	400	39,080
Valor Co., Ltd.	1,000	19,134
Wal-Mart Stores, Inc.	10,774	806,218
Walgreen Co.	9,039	430,980
Welcia Holdings Co., Ltd.	400	20,568
Wesfarmers, Ltd.	1,356	56,919
WM Morrison Supermarkets plc	32,787	137,697
Woolworths, Ltd.	7,708	272,060

		3,124,141

Food Products—0.9%
Asian Citrus Holdings, Ltd.	73,591	33,057
Biostime International Holdings, Ltd.	6,000	31,277
Changshouhua Food Co., Ltd.	7,000	3,987
China Minzhong Food Corp., Ltd. (a)	27,000	26,295
Cranswick plc	2,619	39,260
Danone S.A.	2,259	157,394
Darling International, Inc. (a)	3,100	55,676
Devro plc	11,396	60,812
First Resources, Ltd.	22,000	32,508
Fresh Del Monte Produce, Inc.	1,200	32,376
General Mills, Inc.	6,782	334,420
Green Mountain Coffee Roasters, Inc. (a)	900	51,084
Hershey Co. (The)	2,300	201,319
Hormel Foods Corp.	3,800	157,016
Indofood Agri Resources, Ltd.	34,000	33,892
Indofood Sukses Makmur Tbk PT	42,500	32,554
J&J Snack Foods Corp.	400	30,756
Kulim Malaysia BHD	10,700	12,586
KWS Saat AG	56	19,969
Lancaster Colony Corp.	1,300	100,100
McCormick & Co., Inc.	1,500	110,325
Mitsui Sugar Co., Ltd.	3,000	9,480
Mondelez International, Inc. - Class A	8,816	269,858
Nestle S.A.	14,587	1,055,311
Osem Investments, Ltd.	2,738	52,396

Food Products—(Continued)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	54,500	$10,843
Prima Meat Packers, Ltd.	9,000	21,875
Saputo, Inc.	1,900	96,473
Shenguan Holdings Group, Ltd.	118,000	61,314
Sipef S.A.	347	28,111
Suedzucker AG	3,471	146,645
Tassal Group, Ltd.	7,408	15,417
Unilever N.V.	11,801	483,773
Unilever plc	14,123	599,201
Viscofan S.A.	1,835	96,379
Warabeya Nichiyo Co., Ltd.	400	6,464

		4,510,203

Gas Utilities—0.1%
Enagas S.A.	6,066	141,736
Gas Natural SDG S.A.	8,859	157,010

		298,746

Health Care Equipment & Supplies—0.7%
Abbott Laboratories	22,355	789,579
Anika Therapeutics, Inc. (a)	700	10,164
Atrion Corp.	100	19,199
Baxter International, Inc.	8,241	598,626
Becton Dickinson & Co.	1,500	143,415
BioMerieux	246	23,209
C.R. Bard, Inc.	2,100	211,638
Cie Generale d’Optique Essilor International S.A.	1,095	121,877
Covidien plc	1,819	123,401
Daiken Medical Co., Ltd.	800	23,483
DiaSorin S.p.A.	1,117	39,104
Fukuda Denshi Co., Ltd.	600	22,353
Hogy Medical Co., Ltd.	600	32,469
Medtronic, Inc.	9,693	455,183
Meridian Bioscience, Inc.	1,400	31,948
Microport Scientific Corp.	24,000	15,804
Orthofix International N.V. (a)	400	14,348
Smith & Nephew plc	17,292	200,048
Sonova Holding AG (a)	357	42,874
STERIS Corp.	600	24,966
Stryker Corp.	4,400	287,056
Techno Medica Co., Ltd.	2	11,706
Varian Medical Systems, Inc. (a)	600	43,200
Zimmer Holdings, Inc.	3,700	278,314

		3,563,964

Health Care Providers & Services—0.4%
Aetna, Inc.	1,700	86,904
Alfresa Holdings Corp.	1,700	92,808
Almost Family, Inc.	700	14,301
Amsurg Corp. (a)	2,400	80,736
Bio-Reference Labs, Inc. (a)	1,400	36,372
Chemed Corp.	900	71,982
Cigna Corp.	2,700	168,399

MIST-366

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
CML HealthCare, Inc.	3,100	$22,155
Health Management Associates, Inc. Class A (a)	2,700	34,749
Humana, Inc.	800	55,288
Laboratory Corp. of America Holdings (a)	2,700	243,540
LHC Group, Inc. (a)	800	17,192
Magellan Health Services, Inc. (a)	600	28,542
Medical Facilities Corp.	1,100	16,567
Medipal Holdings Corp.	7,300	102,807
MEDNAX, Inc. (a)	700	62,741
Miraca Holdings, Inc.	1,500	72,005
Nichii Gakkan Co.	1,400	12,199
Owens & Minor, Inc.	1,700	55,352
Quest Diagnostics, Inc.	4,000	225,800
Select Medical Holdings Corp.	5,100	45,900
Suzuken Co., Ltd.	2,200	79,803
Toho Holdings Co., Ltd.	1,200	27,615
Tokai Corp/Gifu	1,400	43,236
UnitedHealth Group, Inc.	6,200	354,702
US Physical Therapy, Inc.	600	16,110

		2,067,805

Health Care Technology—0.0%
Computer Programs & Systems, Inc.	300	16,233
Quality Systems, Inc.	1,500	27,420

		43,653

Hotels, Restaurants & Leisure—0.4%
Betsson AB (a)	613	19,747
Cheesecake Factory, Inc. (The)	600	23,166
Compass Group plc	6,595	84,268
Cracker Barrel Old Country Store, Inc.	400	32,340
Darden Restaurants, Inc.	1,600	82,688
Doutor Nichires Holdings Co., Ltd.	1,100	16,142
Einstein Noah Restaurant Group, Inc.	900	13,347
Flight Centre, Ltd.	1,485	52,179
Hiday Hidaka Corp.	800	17,841
InterContinental Hotels Group plc	2,367	72,369
Ladbrokes plc	5,938	20,456
McDonald’s Corp.	7,308	728,534
MGM China Holdings, Ltd.	12,000	25,850
NagaCorp, Ltd.	30,000	25,370
Paddy Power plc	225	20,335
Papa John’s International, Inc. (a)	200	12,364
Resorttrust, Inc.	1,000	28,447
Restaurant Group plc	3,291	23,403
REXLot Holdings, Ltd.	150,000	13,168
Saizeriya Co., Ltd.	1,400	19,394
SJM Holdings, Ltd.	52,000	130,320
St Marc Holdings Co., Ltd.	300	14,360
TABCORP. Holdings, Ltd.	3,737	12,589
Tatts Group, Ltd.	6,802	22,493
Tim Hortons, Inc.	2,000	108,640
Unibet Group plc	1,003	35,021
William Hill plc	12,856	72,526
Wynn Macau, Ltd. (a)	10,800	28,897

Hotels, Restaurants & Leisure—(Continued)
Yum! Brands, Inc.	5,726	$411,928

		2,168,182

Household Durables—0.1%
Arnest One Corp.	700	13,883
Barratt Developments plc (a)	5,364	22,357
Bellway plc	1,088	21,450
Berkeley Group Holdings plc	2,502	77,640
Bovis Homes Group plc	1,511	17,026
CSS Industries, Inc.	600	15,582
Dorel Industries, Inc. - Class B	900	36,280
Fuji Corp., Ltd.	2,100	13,208
Garmin, Ltd.	2,200	72,688
GUD Holdings, Ltd.	1,179	8,842
JM AB	1,026	24,367
Newell Rubbermaid, Inc.	2,200	57,420
Persimmon plc	2,135	34,753
Pressance Corp.	500	17,387
Sanyo Housing Nagoya Co., Ltd.	1,000	14,864
SEB S.A.	511	35,346
Skullcandy, Inc. (a)	1,800	9,504
Taylor Wimpey plc	31,707	43,827
Toa Corp.	2,000	15,911
Tupperware Brands Corp.	1,000	81,740
Zagg, Inc. (a)	1,200	8,736

		642,811

Household Products—0.5%
Colgate-Palmolive Co.	6,020	710,541
Energizer Holdings, Inc.	1,600	159,568
Kimberly-Clark Corp.	5,316	520,862
Orchids Paper Products Co.	600	13,998
Procter & Gamble Co. (The)	11,159	859,912
Reckitt Benckiser Group plc	5,927	425,294

		2,690,175

Independent Power Producers & Energy Traders—0.0%
Aboitiz Power Corp.	64,600	58,564
Drax Group plc	2,399	22,342
Electricity Generating PCL	3,000	15,930
Tractebel Energia S.A.	1,500	25,787

		122,623

Industrial Conglomerates—0.4%
3M Co.	5,543	589,276
Carlisle Cos., Inc.	900	61,011
General Electric Co.	27,700	640,424
Hopewell Holdings, Ltd.	10,000	40,595
Keppel Corp., Ltd.	10,000	90,478
Reunert, Ltd.	2,202	18,379
Rheinmetall AG	368	17,037
Sembcorp Industries, Ltd.	29,000	121,517
Siemens AG	2,542	273,849
Smiths Group plc	7,226	138,483

		1,991,049

MIST-367

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—1.3%
ACE, Ltd.	3,200	$284,704
Aegon N.V.	19,022	114,527
Aflac, Inc.	4,700	244,494
Ageas	3,350	113,405
Allianz SE	677	91,989
Allied World Assurance Co. Holdings AG	900	83,448
Allstate Corp. (The)	3,100	152,117
American Equity Investment Life Holding Co.	2,500	37,225
American Financial Group, Inc.	1,600	75,808
American International Group, Inc. (a)	8,000	310,560
American Safety Insurance Holdings, Ltd. (a)	700	17,472
Amlin plc	11,886	76,519
Amtrust Financial Services, Inc.	1,500	51,975
April	795	12,478
Arch Capital Group, Ltd. (a)	2,700	141,939
Arthur J Gallagher & Co.	300	12,393
Aspen Insurance Holdings, Ltd.	2,000	77,160
Assurant, Inc.	1,300	58,513
Assured Guaranty, Ltd.	1,600	32,976
Aviva plc	4,489	20,226
AXA S.A.	7,344	126,599
Axis Capital Holdings, Ltd.	2,700	112,374
Beazley plc	18,619	59,156
Berkshire Hathaway, Inc. - Class B (a)	1,500	156,300
Catlin Group, Ltd.	6,905	54,765
CNA Financial Corp.	2,400	78,456
CNO Financial Group, Inc.	4,000	45,800
CNP Assurances	9,005	123,631
EMC Insurance Group, Inc.	500	13,165
Endurance Specialty Holdings, Ltd.	1,500	71,715
Euler Hermes S.A.	896	82,594
FBL Financial Group, Inc. - Class A	400	15,544
Generali Deutschland Holding AG	165	20,893
Genworth Financial, Inc. - Class A (a)	3,100	31,000
Grupo Catalana Occidente S.A.	1,693	36,647
Hannover Rueckversicherung AG	539	42,287
Hartford Financial Services Group, Inc.	2,200	56,760
HCC Insurance Holdings, Inc.	1,400	58,842
Helvetia Holding AG	192	77,610
Hiscox, Ltd. (a)	8,669	72,538
Homeowners Choice, Inc.	500	13,625
Horace Mann Educators Corp.	1,900	39,615
Jardine Lloyd Thompson Group plc	5,555	71,897
Lancashire Holdings, Ltd.	3,153	38,779
Legal & General Group plc	70,170	184,294
Lincoln National Corp.	4,200	136,962
Loews Corp.	4,000	176,280
Mapfre S.A.	10,339	31,992
Marsh & McLennan Cos., Inc.	5,500	208,835
Meritz Fire & Marine Insurance Co., Ltd.	1,190	13,019
Montpelier Re Holdings, Ltd.	1,500	39,075
Muenchener Rueckversicherungs AG	1,068	199,819
National Interstate Corp.	500	14,990
National Western Life Insurance Co. - Class A	200	35,200
Navigators Group, Inc. (The) (a)	600	35,250
Novae Group plc	2,006	13,874
PartnerRe, Ltd.	500	46,555

Insurance—(Continued)
Power Corp. of Canada	4,600	$123,621
Power Financial Corp.	4,100	120,839
Principal Financial Group, Inc.	3,100	105,493
ProAssurance Corp.	1,600	75,728
Protective Life Corp.	1,400	50,120
Prudential Financial, Inc.	2,500	147,475
RenaissanceRe Holdings, Ltd.	1,000	91,990
Schweizerische National-Versicherungs-Gesellschaft AG	467	22,567
SCOR SE	1,193	34,273
Sony Financial Holdings, Inc.	7,289	108,908
StanCorp Financial Group, Inc.	1,100	47,036
Standard Life plc	15,611	87,075
Swiss Life Holding AG (a)	424	62,917
Swiss Re AG	1,226	99,777
Symetra Financial Corp.	3,200	42,912
Unum Group	5,400	152,550
Validus Holdings, Ltd.	1,600	59,792
Vaudoise Assurances Holding S.A. - Class B	37	13,222
XL Group plc	3,900	118,170
Zurich Financial Services AG (a)	565	157,353

		6,368,483

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	500	133,245
HSN, Inc.	400	21,944
N Brown Group plc	2,279	14,179
PetMed Express, Inc.	900	12,073
priceline.com, Inc. (a)	100	68,793
Start Today Co., Ltd.	2,300	29,268
Webjet, Ltd.	2,949	14,613
Wotif.com Holdings, Ltd.	2,926	15,078

		309,193

Internet Software & Services—0.3%
carsales.com, Ltd.	4,042	39,715
Dena Co., Ltd.	2,300	62,659
Dice Holdings, Inc. (a)	1,600	16,208
eBay, Inc. (a)	1,500	81,330
Google, Inc. - Class A (a)	1,000	794,030
Gree, Inc.	1,400	17,616
j2 Global, Inc.	1,400	54,894
NetEase, Inc. (ADR)	1,100	60,247
NIFTY Corp.	7	11,463
Sohu.com, Inc. (a)	700	34,727
SUNeVision Holdings, Ltd.	49,000	12,386
Travelzoo, Inc. (a)	600	12,822
Yahoo Japan Corp.	178	82,020

		1,280,117

IT Services—0.7%
Accenture plc - Class A	4,300	326,671
Alten S.A.	1,217	48,207
Atea ASA	1,806	20,095
Automatic Data Processing, Inc.	5,824	378,676

MIST-368

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Booz Allen Hamilton Holding Corp.	2,100	$28,224
Broadridge Financial Solutions, Inc.	1,400	34,776
CACI International, Inc. - Class A (a)	400	23,148
Computer Sciences Corp.	2,300	113,229
FleetCor Technologies, Inc. (a)	200	15,334
Higher One Holdings, Inc. (a)	1,700	15,113
HIQ International AB (a)	3,002	18,150
Ines Corp.	2,100	15,988
International Business Machines Corp.	5,840	1,245,672
Iress, Ltd.	5,277	42,849
Jack Henry & Associates, Inc.	2,100	97,041
MasterCard, Inc. - Class A	200	108,226
NEC Fielding, Ltd.	1,600	20,454
NEC Networks & System Integration Corp.	700	13,726
NET One Systems Co., Ltd.	2,670	23,525
NeuStar, Inc. - Class A (a)	1,500	69,795
NS Solutions Corp.	1,900	36,622
Obic Co., Ltd.	220	51,043
Paychex, Inc.	2,900	101,703
Sapient Corp. (a)	900	10,971
SMS Management & Technology, Ltd.	1,710	9,060
Syntel, Inc.	1,000	67,520
Tieto Oyj	1,505	31,877
TKC Corp.	1,300	24,124
Total System Services, Inc.	4,500	111,510
Transcosmos, Inc.	1,700	25,334
Visa, Inc. - Class A	1,607	272,933
Western Union Co. (The)	7,500	112,800

		3,514,396

Leisure Equipment & Products—0.1%
Hasbro, Inc.	1,300	57,122
Heiwa Corp.	2,600	51,770
Mattel, Inc.	5,400	236,466
Namco Bandai Holdings, Inc.	2,100	37,214
Polaris Industries, Inc.	1,300	120,237
Sankyo Co., Ltd.	1,100	51,517
Smith & Wesson Holding Corp. (a)	1,200	10,800
Sturm Ruger & Co., Inc.	600	30,438
Universal Entertainment Corp.	600	11,978

		607,542

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	3,200	134,304
Bio-Rad Laboratories, Inc. - Class A (a)	200	25,200
Bruker Corp. (a)	1,900	36,290
CMIC Holdings Co., Ltd.	800	15,956
EPS Corp.	6	8,937
PAREXEL International Corp. (a)	400	15,804
Waters Corp. (a)	600	56,346

		292,837

Machinery—0.7%
Amada Co., Ltd.	4,000	26,561
Andritz AG	836	56,133

Machinery—(Continued)
Asahi Diamond Industrial Co., Ltd.	2,000	$19,483
Atlas Copco AB - A Shares	8,799	250,729
Austin Engineering, Ltd.	2,543	15,436
Bradken, Ltd.	2,408	16,423
Burckhardt Compression Holding AG	60	22,472
Caterpillar, Inc.	5,021	436,676
CKD Corp.	1,600	10,345
Concentric AB	1,932	20,642
Cummins, Inc.	2,736	316,856
Daiwa Industries, Ltd.	2,000	11,799
Danieli & C Officine Meccaniche S.p.A.	642	16,266
Deere & Co.	1,096	94,234
Dover Corp.	2,600	189,488
Duro Felguera S.A.	3,806	26,087
Fenner plc	3,516	20,798
Flowserve Corp.	400	67,084
Fuji Machine Manufacturing Co., Ltd.	1,600	13,972
Fujitec Co., Ltd.	2,000	20,050
Fukushima Industries Corp.	500	13,082
Hoshizaki Electric Co., Ltd.	2,100	61,550
IDEX Corp.	900	48,078
Illinois Tool Works, Inc.	5,669	345,469
IMI plc	5,480	107,911
Joy Global, Inc.	1,600	95,232
JTEKT Corp.	2,300	21,788
Kone Oyj - Class B	1,053	83,015
Kurita Water Industries, Ltd.	2,800	62,090
Lincoln Electric Holdings, Inc.	1,200	65,016
MaxiTRANS Industries, Ltd.	9,882	13,853
Metka S.A.	2,122	27,662
Metso Oyj	2,654	113,388
Mitsuboshi Belting Co., Ltd.	1,000	5,326
Morgan Crucible Co. plc	10,142	43,579
Nittoku Engineering Co., Ltd.	1,000	10,523
NORMA Group	1,302	41,098
OC Oerlikon Corp. AG (a)	2,294	27,297
Parker Hannifin Corp.	2,100	192,318
Pfeiffer Vacuum Technology AG	184	20,303
Senior plc	13,149	47,751
Shinmaywa Industries, Ltd.	2,000	15,842
SKF AB - B Shares	3,056	74,773
Spirax-Sarco Engineering plc	892	36,527
Standex International Corp.	200	11,044
Sumitomo Heavy Industries, Ltd.	12,000	47,588
Teikoku Sen-I Co., Ltd.	2,000	18,714
Timken Co.	1,300	73,554
Tocalo Co., Ltd.	700	10,290
Toro Co. (The)	700	32,228
Toshiba Machine Co., Ltd.	3,000	14,796
Tsubakimoto Chain Co.	6,000	30,898
Turk Traktor ve Ziraat Makineleri A.S.	572	18,823
Valmont Industries, Inc.	400	62,908
Wabtec Corp.	300	30,633
Walter Meier AG Class A	54	16,119
Yangzijiang Shipbuilding Holdings, Ltd.	57,000	44,679
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	35,800	43,392

		3,680,671

MIST-369

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—0.0%
AP Moeller - Maersk A.S. - Class B	10	$78,543
Diana Shipping, Inc. (a)	2,400	25,584
Mermaid Marine Australia, Ltd.	9,504	37,375

		141,502

Media—0.5%
Amuse, Inc.	700	14,933
Arbitron, Inc.	600	28,122
Axel Springer AG	1,686	73,085
Belo Corp. - Class A	1,500	14,745
British Sky Broadcasting Group plc	13,445	180,457
Comcast Corp. - Class A	7,584	318,604
CTC Media, Inc.	1,500	17,685
Daiichikosho Co., Ltd.	800	21,734
DIRECTV (a)	4,600	260,406
Fuji Media Holdings, Inc.	31	53,992
Gannett Co., Inc.	1,600	34,992
John Wiley & Sons, Inc. - Class A	600	23,376
Kinepolis Group N.V.	154	19,338
McGraw-Hill Cos., Inc. (The)	3,000	156,240
Meredith Corp.	900	34,434
Metropole Television S.A.	2,161	33,601
Omnicom Group, Inc.	2,400	141,360
Pearson plc	9,793	176,480
Proto Corp.	600	9,126
Publicis Groupe S.A.	1,407	94,453
Quebecor, Inc. - Class B	700	29,665
REA Group, Ltd.	567	16,410
Scholastic Corp.	500	13,325
Scripps Networks Interactive, Inc. - Class A	1,400	90,076
SinoMedia Holding, Ltd.	41,000	23,492
Television Broadcasts, Ltd.	6,000	45,494
Time Warner, Inc.	300	17,286
Toei Co., Ltd.	2,000	14,408
Valassis Communications, Inc.	300	8,961
Viacom, Inc. - Class B	4,000	246,280
Walt Disney Co. (The)	5,700	323,760
Wolters Kluwer N.V.	2,887	63,091
Zenrin Co., Ltd.	1,000	13,943

		2,613,354

Metals & Mining—0.6%
African Barrick Gold plc	5,902	17,335
Alacer Gold Corp. (a)	3,800	15,337
Alamos Gold, Inc.	2,500	34,331
Anglo American plc	4,966	127,839
Antofagasta plc	5,310	79,511
ArcelorMittal	4,336	56,009
Argonaut Gold, Inc. (a)	1,200	9,734
Aurubis AG	991	62,992
Avocet Mining plc	8,870	2,558
BC Iron, Ltd.	3,596	12,182
BHP Billiton plc	6,492	188,487
BHP Billiton, Ltd.	16,288	557,375
Capstone Mining Corp. (a)	7,500	16,686
Centamin plc (a)	19,699	14,819

Metals & Mining—(Continued)
Cliffs Natural Resources, Inc.	1,000	$19,010
Daido Steel Co., Ltd.	2,000	10,658
Eurasian Natural Resources Corp. plc	9,797	36,689
Franco-Nevada Corp.	1,300	59,340
Freeport-McMoRan Copper & Gold, Inc.	3,400	112,540
Fresnillo plc	2,831	58,511
Gold Fields, Ltd.	4,050	31,100
Gold Resource Corp.	500	6,515
Grange Resources, Ltd.	49,387	11,154
Grupo Mexico S.A.B. de C.V., Series B	21,100	85,153
Highland Gold Mining, Ltd.	5,802	7,590
HudBay Minerals, Inc.	1,300	12,503
IAMGOLD Corp.	6,200	44,737
Iluka Resources, Ltd.	9,665	94,503
Imdex, Ltd.	7,552	9,667
JFE Holdings, Inc.	1,500	28,997
Kazakhmys plc	5,070	30,268
KGHM Polska Miedz S.A.	1,387	67,302
Kingsgate Consolidated, Ltd.	2,426	9,866
Koza Anadolu Metal Madencilik Isletmeleri (a)	5,052	14,470
Kumba Iron Ore, Ltd.	267	14,289
Major Drilling Group International	1,400	12,472
Maruichi Steel Tube, Ltd.	2,200	51,371
Mount Gibson Iron, Ltd.	12,894	6,997
Nevsun Resources, Ltd.	2,300	8,875
Newmont Mining Corp.	5,000	209,450
OZ Minerals, Ltd.	2,885	16,087
Pan African Resources plc (a)	37,416	8,978
Pan American Silver Corp.	2,800	46,030
Petropavlovsk plc	3,096	10,478
Randgold Resources, Ltd.	255	21,959
Resolute Mining, Ltd.	6,656	9,248
Rio Tinto plc	3,766	177,381
Rio Tinto, Ltd.	1,299	77,614
Salzgitter AG	339	13,610
SEMAFO, Inc.	4,200	10,502
Sibanye Gold, Ltd. (a)	4,050	5,898
Silver Wheaton Corp.	1,800	56,347
St Barbara, Ltd. (a)	4,110	5,158
Sumitomo Metal Mining Co., Ltd.	5,000	71,024
Teck Resources, Ltd. - Class B	3,400	95,723
Troy Resources, Ltd.	2,277	5,144
Vedanta Resources plc	842	12,876
Yamato Kogyo Co., Ltd.	1,300	35,624
Zijin Mining Group Co., Ltd. - Class H	216,000	71,606

		3,000,509

Multi-Utilities—0.2%
Atco, Ltd. - Class I	500	45,243
Centrica plc	80,793	452,121
Dominion Resources, Inc.	3,574	207,935
GDF Suez	6,027	116,165
National Grid plc	27,201	316,763
RWE AG	3,303	123,171

		1,261,398

MIST-370

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.2%
Dollar Tree, Inc. (a)	1,400	$67,802
Kohl’s Corp.	2,100	96,873
Lifestyle International Holdings, Ltd.	21,500	47,494
Macy’s, Inc.	3,700	154,808
Metro Holdings, Ltd.	14,000	10,341
Myer Holdings, Ltd.	10,600	32,627
Next plc	1,768	117,500
Reject Shop, Ltd. (The)	789	13,747
Ryohin Keikaku Co., Ltd.	400	31,504
Seria Co., Ltd.	900	22,435
Target Corp.	2,745	187,895

		783,026

Office Electronics—0.1%
Brother Industries, Ltd.	7,000	72,508
Canon, Inc.	8,500	313,455
Neopost S.A.	190	11,394
Xerox Corp.	7,800	67,080
Zebra Technologies Corp. - Class A (a)	300	14,139

		478,576

Oil, Gas & Consumable Fuels—2.3%
Afren plc (a)	11,332	24,444
Alliance Oil Co., Ltd. (a)	1,847	14,725
Alliance Resource Partners L.P.	800	50,960
Apache Corp.	3,900	300,924
AWE, Ltd. (a)	22,523	30,496
Baytex Energy Corp.	2,500	104,765
Beach Energy, Ltd.	19,393	28,586
BG Group plc	30,469	523,056
BP plc	53,044	372,512
Cairn Energy plc (a)	4,794	19,895
Canadian Oil Sands, Ltd.	8,500	175,213
Chevron Corp.	10,538	1,252,125
Cloud Peak Energy, Inc. (a)	1,600	30,048
ConocoPhillips	8,113	487,591
Delek Group, Ltd.	170	47,751
Delek US Holdings, Inc.	700	27,622
Dorchester Minerals L.P.	800	18,560
Energen Corp.	1,400	72,814
ENI S.p.A.	19,411	435,871
EnQuest plc (a)	15,147	33,064
EOG Resources, Inc.	699	89,521
Exxon Mobil Corp.	22,584	2,035,044
Gazprom Neft OAO (ADR)	909	19,234
Gazprom OAO (ADR)	2,049	17,417
Hess Corp.	2,000	143,220
HollyFrontier Corp.	2,600	133,770
Idemitsu Kosan Co., Ltd.	100	8,710
Indo Tambangraya Megah Tbk PT	7,500	27,460
Inpex Corp.	37	198,868
Japan Petroleum Exploration Co.	800	31,496
JKX Oil & Gas plc (a)	8,443	9,716
JX Holdings, Inc.	7,600	42,720
Kanto Natural Gas Development, Ltd.	4,000	28,926

Oil, Gas & Consumable Fuels—(Continued)
KazMunaiGas Exploration Production JSC (GDR)	4,045	$76,855
Lukoil OAO (ADR)	1,545	99,653
Marathon Petroleum Corp.	2,600	232,960
MIE Holdings Corp.	56,000	13,815
Murphy Oil Corp.	1,500	95,595
Newfield Exploration Co. (a)	1,700	38,114
Occidental Petroleum Corp.	5,816	455,800
OMV AG	3,233	137,598
Pacific Rubiales Energy Corp.	4,240	89,487
Parex Resources, Inc. (a)	2,500	11,394
Peabody Energy Corp.	4,500	95,175
PetroBakken Energy, Ltd.	1,326	11,526
Petrobank Energy & Resources, Ltd. (a)	1,200	827
Petrominerales, Ltd.	1,600	9,734
Phillips 66	2,900	202,913
Platino Energy Corp. (a)	2,100	2,998
PTT Exploration & Production PCL (NVDR)	18,300	92,989
Repsol S.A.	5,716	116,305
Roc Oil Co., Ltd. (a)	25,325	13,195
Royal Dutch Shell plc - A Shares	19,427	630,839
Royal Dutch Shell plc - B Shares	14,517	483,072
Soco International plc (a)	7,012	40,118
Statoil ASA	11,587	282,907
Suncor Energy, Inc.	11,800	353,588
Surgutneftegas OAO (ADR)	7,706	69,354
Tatneft OAO (ADR)	2,400	94,992
Tesoro Corp.	1,000	58,550
Total Gabon	33	20,224
Total S.A.	14,333	685,068
TransGlobe Energy Corp. (a)	1,300	11,134
Vaalco Energy, Inc. (a)	1,400	10,626
Valero Energy Corp.	3,600	163,764
Vermilion Energy, Inc.	1,000	51,779
W&T Offshore, Inc.	1,100	15,620
Western Refining, Inc.	1,000	35,410
Williams Cos., Inc. (The)	2,284	85,559

		11,726,661

Paper & Forest Products—0.0%
Buckeye Technologies, Inc.	400	11,980
Domtar Corp.	400	31,048
International Paper Co.	800	37,264
Mondi plc	1,724	23,510
Oji Holdings Corp.	3,000	11,271
Portucel Empresa Produtora de Pasta e Papel S.A.	17,824	61,334
Schweitzer-Mauduit International, Inc.	800	30,984
Stora Enso Oyj - R Shares	1,986	12,866
UPM-Kymmene Oyj	1,660	18,597

		238,854

Personal Products—0.1%
Blackmores, Ltd.	555	17,559
Dr Ci:Labo Co., Ltd.	17	51,981
Herbalife, Ltd.	3,000	112,350

MIST-371

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—(Continued)
Milbon Co., Ltd.	400	$14,122
Nature’s Sunshine Products, Inc.	1,000	15,240
Nu Skin Enterprises, Inc. - Class A	2,100	92,820
Nutraceutical International Corp.	1,300	22,555
Oriflame Cosmetics S.A.	2,583	88,091
Prince Frog International Holdings, Ltd.	74,000	38,069
Real Nutriceutical Group, Ltd.	45,000	11,102
USANA Health Sciences, Inc. (a)	400	19,332

		483,221

Pharmaceuticals—2.5%
AbbVie, Inc.	12,759	520,312
AstraZeneca plc	15,374	773,018
Bayer AG	275	28,374
Boiron S.A.	1,269	65,759
Bristol-Myers Squibb Co.	13,927	573,653
China Medical System Holdings, Ltd.	22,000	22,431
Eli Lilly & Co.	12,570	713,850
Fuji Pharma Co., Ltd.	600	12,035
GlaxoSmithKline plc	37,922	887,626
Hi-Tech Pharmacal Co., Inc.	400	13,244
Hua Han Bio-Pharmaceutical Holdings, Ltd.	91,200	26,492
Jazz Pharmaceuticals plc (a)	200	11,182
Johnson & Johnson	18,431	1,502,679
Kissei Pharmaceutical Co., Ltd.	1,000	21,213
KYORIN Holdings, Inc.	3,000	72,872
Merck & Co., Inc.	20,825	921,090
Mitsubishi Tanabe Pharma Corp.	3,000	45,950
Novartis AG	16,707	1,189,730
Novo Nordisk A.S. - Class B	535	87,334
Obagi Medical Products, Inc. (a)	1,800	35,550
Orion Oyj - Class B	3,700	97,356
Otsuka Holdings Co., Ltd.	6,300	219,411
Pfizer, Inc.	46,631	1,345,771
Pozen, Inc. (a)	500	2,635
Questcor Pharmaceuticals, Inc.	1,500	48,810
Recordati S.p.A.	7,396	67,044
Roche Holding AG	5,036	1,175,771
Sanofi	8,762	893,510
Sciclone Pharmaceuticals, Inc. (a)	2,100	9,660
Shionogi & Co., Ltd.	4,000	81,020
Shire plc	7,508	228,654
Takeda Pharmaceutical Co., Ltd.	5,800	317,489
Teva Pharmaceutical Industries, Ltd. (ADR)	4,800	190,464
Torii Pharmaceutical Co., Ltd.	500	12,508
Warner Chilcott plc - Class A	9,500	128,725

		12,343,222

Professional Services—0.1%
ALS, Ltd.	7,935	86,854
Bertrandt AG	203	23,695
Equifax, Inc.	1,200	69,108
Insperity, Inc.	1,200	34,044
RPX Corp. (a)	1,400	19,754
Seek, Ltd.	3,704	39,004
Skilled Group, Ltd.	5,412	20,103

Professional Services—(Continued)
Temp Holdings Co., Ltd.	1,600	$27,469

		320,031

Real Estate Investment Trusts—0.3%
Agree Realty Corp.	700	21,070
Allied Properties Real Estate Investment Trust	1,600	52,024
American Capital Agency Corp.	2,200	72,116
ANF Immobilier	476	13,238
Annaly Capital Management, Inc.	9,000	143,010
Apollo Commercial Real Estate Finance, Inc.	1,300	22,867
Apollo Residential Mortgage, Inc.	700	15,603
ARMOUR Residential REIT, Inc.	6,500	42,445
British Land Co. plc	7,980	65,942
Capstead Mortgage Corp.	2,900	37,178
CFS Retail Property Trust	31,242	65,628
Chimera Investment Corp.	12,400	39,556
Dynex Capital, Inc.	2,100	22,428
EPR Properties	900	46,845
First Real Estate Investment Trust	14,000	14,120
Frasers Commercial Trust	19,000	21,613
Gecina S.A.	171	19,857
GPT Group	17,166	66,482
Hammerson plc	3,384	25,354
Invesco Mortgage Capital, Inc.	2,900	62,031
Investa Office Fund	6,249	19,924
Land Securities Group plc	2,932	36,955
Lippo Malls Indonesia Retail Trust	45,000	18,708
Mirvac Group	48,989	82,947
Nomura Real Estate Office Fund, Inc.	2	14,728
NorthWest Healthcare Properties Real Estate Investment Trust	1,100	13,785
Rayonier, Inc.	900	53,703
Shopping Centres Australasia Property Group (a)	1,174	2,024
Starwood Property Trust, Inc.	2,400	66,624
Westfield Group	12,675	143,471

		1,322,276

Real Estate Management & Development—0.3%
Agile Property Holdings, Ltd.	20,000	23,890
Atrium European Real Estate, Ltd.	1,947	11,233
Cheung Kong Holdings, Ltd.	6,000	88,711
China South City Holdings, Ltd.	88,000	14,767
Coastal Greenland, Ltd. (a)	132,000	8,024
CSI Properties, Ltd.	290,000	13,489
Daikyo, Inc.	7,000	24,615
Daiwa House Industry Co., Ltd.	7,000	137,059
Dan Form Holdings Co., Ltd.	74,000	9,152
Emperor International Holdings	44,000	11,993
Farglory Land Development Co., Ltd.	6,000	11,029
Great Eagle Holdings, Ltd.	5,000	20,372
Henderson Land Development Co., Ltd.	4,000	27,380
Ho Bee Investment, Ltd.	9,000	14,013
Hong Fok Corp., Ltd. (a)	29,000	16,293
Hongkong Land Holdings, Ltd.	8,000	59,342
Hysan Development Co., Ltd.	14,000	71,105

MIST-372

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
K Wah International Holdings, Ltd.	31,000	$17,424
Keppel Land, Ltd.	19,000	60,531
Kerry Properties, Ltd.	5,000	22,286
Lai Fung Holdings, Ltd.	463,000	12,429
Lai Sun Development (a)	277,000	8,900
New World Development Co., Ltd.	24,000	40,804
PSP Swiss Property AG (a)	709	64,605
Silver Grant International	60,000	10,075
Singapore Land, Ltd.	2,000	15,020
Sun Hung Kai Properties, Ltd.	14,000	188,610
Swire Pacific, Ltd. - Class A	3,500	44,684
UOL Group, Ltd.	9,000	50,724
Wharf Holdings, Ltd.	21,000	187,824
Wheelock & Co., Ltd.	20,000	107,266

		1,393,649

Road & Rail—0.3%
Amerco, Inc.	400	69,416
Canadian National Railway Co.	2,800	281,419
Central Japan Railway Co.	1,100	116,258
ComfortDelGro Corp., Ltd.	64,000	98,683
CSX Corp.	5,050	124,382
Firstgroup plc	2,980	9,139
Globaltrans Investment plc (GDR)	2,514	39,671
Go-Ahead Group plc	921	20,595
Guangshen Railway Co., Ltd. - Class H	62,000	30,308
Heartland Express, Inc.	1,000	13,340
Hitachi Transport System, Ltd.	1,000	15,826
Landstar System, Inc.	1,000	57,090
Marten Transport, Ltd.	700	14,091
Nippon Konpo Unyu Soko Co., Ltd.	3,000	47,742
Norfolk Southern Corp.	3,158	243,419
Sankyu, Inc.	5,000	22,656
Seino Holdings Co., Ltd.	2,000	17,417
Union Pacific Corp.	3,300	469,953
Utoc Corp.	3,700	12,693

		1,704,098

Semiconductors & Semiconductor Equipment—0.4%
Alpha & Omega Semiconductor, Ltd. (a)	1,400	12,432
Analog Devices, Inc.	4,100	190,609
Avago Technologies, Ltd.	2,500	89,800
GT Advanced Technologies, Inc. (a)	3,700	12,173
Hanergy Solar Group, Ltd. (a)	182,000	11,632
Intel Corp.	33,266	726,862
KLA-Tencor Corp.	2,400	126,576
Kulicke & Soffa Industries, Inc. (a)	900	10,404
Linear Technology Corp.	4,100	157,317
Marvell Technology Group, Ltd.	3,000	31,740
Maxim Integrated Products, Inc.	4,000	130,600
Melexis N.V.	893	16,712
Nuflare Technology, Inc.	2	11,954
NVIDIA Corp.	1,700	21,794
Powertech Technology, Inc.	12,000	20,203
Radiant Opto-Electronics Corp.	3,000	11,901
Rohm Co., Ltd.	1,000	34,754

Semiconductors & Semiconductor Equipment—(Continued)
Samsung Electronics Co., Ltd.	55	$74,910
Shinko Electric Industries Co., Ltd.	1,500	12,528
SMA Solar Technology AG	1,073	25,693
Teradyne, Inc. (a)	1,500	24,330
Texas Instruments, Inc.	5,889	208,942
Transcend Information, Inc.	3,000	9,739
Xilinx, Inc.	3,300	125,961

		2,099,566

Software—0.6%
BMC Software, Inc. (a)	3,100	143,623
CA, Inc.	6,500	163,605
Capcom Co., Ltd.	2,100	33,778
Check Point Software Technologies, Ltd. (a)	500	23,495
Constellation Software, Inc.	500	61,579
Digimarc Corp.	400	8,788
Ebix, Inc.	1,700	27,574
FactSet Research Systems, Inc.	300	27,780
Giant Interactive Group, Inc. (ADR)	2,500	16,250
Intuit, Inc.	1,800	118,170
KLab, Inc. (a)	2,600	13,407
Micro Focus International plc	2,311	24,071
Microsoft Corp.	39,500	1,130,095
Nemetschek AG	254	15,309
Oracle Corp.	21,400	692,076
Oracle Corp. Japan	2,500	112,774
Sage Group plc (The)	26,988	140,952
SAP AG	2,190	175,506
Software AG	1,757	67,959
Symantec Corp. (a)	6,700	165,356
Tecmo Koei Holdings Co., Ltd.	3,200	31,506
Trend Micro, Inc.	1,500	42,136

		3,235,789

Specialty Retail—0.7%
Aaron’s, Inc.	700	20,076
ABC-Mart, Inc.	700	26,688
Advance Auto Parts, Inc.	600	49,590
Aeropostale, Inc. (a)	1,100	14,960
Alpen Co., Ltd.	1,100	20,715
American Eagle Outfitters, Inc.	2,400	44,880
ANN, Inc. (a)	400	11,608
AOKI Holdings, Inc.	500	12,901
Aoyama Trading Co., Ltd.	1,200	30,714
ARB Corp., Ltd.	1,362	17,954
AutoZone, Inc. (a)	200	79,354
Bed Bath & Beyond, Inc. (a)	2,500	161,050
Best Buy Co., Inc.	3,400	75,310
Buckle, Inc. (The)	700	32,655
Carphone Warehouse Group plc	5,502	16,876
Cash Converters International, Ltd.	12,511	19,073
Cato Corp. (The) - Class A	500	12,070
Chico’s FAS, Inc.	1,100	18,480
Clas Ohlson AB - B Shares	892	11,915
Delticom AG	393	18,056
Destination Maternity Corp.	500	11,700

MIST-373

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Dick’s Sporting Goods, Inc.	1,100	$52,030
Dunelm Group plc	2,375	30,264
Express, Inc. (a)	1,600	28,496
Finish Line, Inc. (The) - Class A	500	9,795
Foot Locker, Inc.	1,500	51,360
GameStop Corp. - Class A	1,000	27,970
Gap, Inc. (The)	4,300	152,220
Genesco, Inc. (a)	200	12,018
Giordano International, Ltd.	20,000	19,932
Guess?, Inc.	1,300	32,279
Halfords Group plc	4,248	20,837
Hennes & Mauritz AB - B Shares	7,085	253,719
hhgregg, Inc. (a)	1,300	14,365
Home Depot, Inc. (The)	6,100	425,658
Honeys Co., Ltd.	790	10,287
Howden Joinery Group plc	4,568	16,624
JB Hi-Fi, Ltd.	1,818	28,036
Jos A Bank Clothiers, Inc. (a)	300	11,970
JUMBO S.A. (a)	2,965	21,131
Lowe’s Cos., Inc.	3,299	125,098
Men’s Wearhouse, Inc. (The)	700	23,394
NEC Mobiling, Ltd.	400	26,471
Nitori Holdings Co., Ltd.	850	65,691
O’Reilly Automotive, Inc. (a)	1,300	133,315
OrotonGroup, Ltd.	1,909	14,293
OSIM International, Ltd.	9,000	14,487
Pal Co., Ltd.	500	14,023
PetSmart, Inc.	1,400	86,940
Pier 1 Imports, Inc.	600	13,800
Rent-A-Center, Inc.	1,000	36,940
Ross Stores, Inc.	2,700	163,674
rue21, Inc. (a)	300	8,817
Select Comfort Corp. (a)	400	7,908
Shimachu Co., Ltd.	1,000	24,070
Shimamura Co., Ltd.	400	46,820
Staples, Inc.	6,700	89,981
Super Retail Group, Ltd.	2,304	29,700
Tiffany & Co.	900	62,586
TJX Cos., Inc.	8,541	399,292
Tractor Supply Co.	600	62,478
United Arrows, Ltd.	500	17,097
USS Co., Ltd.	550	63,202
West Marine, Inc. (a)	900	10,287
WH Smith plc	2,454	27,881
Williams-Sonoma, Inc.	1,100	56,672
Winmark Corp.	300	18,897
Xebio Co., Ltd.	900	19,172
Yamada Denki Co., Ltd.	340	15,597

		3,604,199

Textiles, Apparel & Luxury Goods—0.3%
361 Degrees International, Ltd.	42,000	12,249
Anta Sports Products, Ltd.	20,000	17,154
Bijou Brigitte AG	106	10,062
Billion Industrial Holdings, Ltd.	26,000	17,404
Burberry Group plc	5,444	110,036

Textiles, Apparel & Luxury Goods—(Continued)
China Taifeng Beddings Holdings, Ltd.	36,000	$10,064
Coach, Inc.	2,500	124,975
Crocs, Inc. (a)	1,100	16,302
Deckers Outdoor Corp. (a)	700	38,983
Fossil, Inc. (a)	500	48,300
Iconix Brand Group, Inc. (a)	1,600	41,392
LVMH Moet Hennessy Louis Vuitton S.A.	420	72,155
NIKE, Inc. - Class B	4,732	279,235
Pacific Textile Holdings, Ltd.	10,000	10,780
Peak Sport Products Co., Ltd.	74,000	12,124
Ports Design, Ltd.	18,000	15,103
Pou Chen Corp.	17,000	18,177
Ralph Lauren Corp.	800	135,448
Shenzhou International Group Holdings, Ltd.	22,000	61,998
Swatch Group AG (The)	311	181,069
Tod’s S.p.A.	473	67,876
True Religion Apparel, Inc.	500	13,055
Vera Bradley, Inc. (a)	1,200	28,356
VF Corp.	600	100,650
XTEP International Holdings	62,000	24,052

		1,466,999

Thrifts & Mortgage Finance—0.0%
First Financial Holdings, Inc.	800	16,768
Genworth MI Canada, Inc.	2,400	59,017
TrustCo Bank Corp.	1,800	10,044
Washington Federal, Inc.	3,200	56,000

		141,829

Tobacco—0.5%
Altria Group, Inc.	8,300	285,437
British American Tobacco plc	12,655	677,582
Imperial Tobacco Group plc	5,471	191,556
Japan Tobacco, Inc.	1,300	41,607
KT&G Corp.	884	59,956
Lorillard, Inc.	4,000	161,400
Philip Morris International, Inc.	10,022	929,140
Reynolds American, Inc.	3,500	155,715
Swedish Match AB	3,108	96,575
Universal Corp.	1,000	56,040

		2,655,008

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	1,200	54,000
Inaba Denki Sangyo Co., Ltd.	1,200	36,274
ITOCHU Corp.	14,000	171,732
Kuroda Electric Co., Ltd.	1,200	14,350
Mitsubishi Corp.	10,100	189,748
Mitsui & Co., Ltd.	16,700	234,880
MSC Industrial Direct Co., Inc. - Class A	700	60,046
Pan-United Corp., Ltd.	23,000	17,840
Ramirent Oyj	1,685	15,986
Richelieu Hardware, Ltd.	400	15,435
Sumitomo Corp.	3,600	45,404
Tomoe Engineering Co., Ltd.	500	10,437

MIST-374

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Trading Companies & Distributors—(Continued)
Toyota Tsusho Corp.	1,100	$28,201
Trusco Nakayama Corp.	800	15,961
Wajax Corp.	300	11,275
Wakita & Co., Ltd.	2,000	21,313
WW Grainger, Inc.	300	67,494
Yamazen Corp.	1,300	8,601

		1,018,977

Transportation Infrastructure—0.0%
Autostrada Torino-Milano S.p.A.	1,765	20,662
Kamigumi Co., Ltd.	7,000	64,378
Societa Iniziative Autostradali e Servizi S.p.A.	5,508	51,660

		136,700

Wireless Telecommunication Services—0.4%
China Mobile, Ltd.	6,500	68,822
Drillisch AG	1,120	20,465
Freenet AG	3,437	83,532
KDDI Corp.	5,400	225,925
Millicom International Cellular S.A.	2,185	174,439
Mobistar S.A.	1,533	34,545
MTN Group, Ltd.	2,972	52,191
NTT DoCoMo, Inc.	276	410,191
SmarTone Telecommunications Holdings, Ltd.	17,000	28,038
Softbank Corp.	1,000	46,080
Sonaecom - SGPS S.A.	22,233	48,068
StarHub, Ltd.	38,000	133,407
Tele2 AB - B Shares	3,766	65,618
USA Mobility, Inc.	1,100	14,597
Vodacom Group, Ltd.	6,365	76,098
Vodafone Group plc	159,978	454,073

		1,936,089

Total Common Stocks (Cost $128,174,488)		136,588,489

Corporate Bonds & Notes—26.3%

Advertising—0.1%
WPP Finance UK 8.000%, 09/15/14	490,000	538,116

Aerospace/Defense—0.1%
United Technologies Corp. 4.500%, 06/01/42	575,000	615,423

Agriculture—0.8%
Altria Group, Inc. 10.200%, 02/06/39	710,000	1,198,674
Lorillard Tobacco Co. 8.125%, 06/23/19	595,000	757,941

Agriculture—(Continued)
Philip Morris International, Inc. 6.375%, 05/16/38	645,000	$839,217
Reynolds American, Inc. 7.625%, 06/01/16	485,000	578,041
3.250%, 11/01/22	865,000	856,968

		4,230,841

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	915,000	861,391

Biotechnology—0.1%
Amgen, Inc. 4.500%, 03/15/20	250,000	284,392
Gilead Sciences, Inc. 4.500%, 04/01/21	450,000	511,219

		795,611

Chemicals—0.3%
Agrium, Inc. 3.150%, 10/01/22	770,000	743,305
Mosaic Co. (The) 3.750%, 11/15/21	255,000	268,945
4.875%, 11/15/41	335,000	355,367

		1,367,617

Commercial Banks—8.6%
American Express Bank FSB 6.000%, 09/13/17	1,055,000	1,260,882
Banco Santander Mexico S.A. 4.125%, 11/09/22(144A)	160,000	161,200
Bank of America Corp. 5.625%, 07/01/20	2,950,000	3,447,780
3.300%, 01/11/23	2,145,000	2,119,479
Bank of Montreal 1.950%, 01/30/17 (144A)	310,000	322,667
Bank of Nova Scotia 1.950%, 01/30/17 (144A)	1,120,000	1,166,032
Barclays Bank plc 6.050%, 12/04/17 (144A)	1,635,000	1,829,890
BBVA US Senior S.A. Unipersonal 4.664%, 10/09/15	400,000	410,432
BNP Paribas S.A. 2.375%, 09/14/17	625,000	634,922
3.250%, 03/03/23	280,000	272,704
Citigroup, Inc. 3.375%, 03/01/23	2,290,000	2,313,237
8.125%, 07/15/39	885,000	1,301,574
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.875%, 02/08/22	700,000	739,786
3.950%, 11/09/22	250,000	252,210
Corpbanca S.A. 3.125%, 01/15/18	435,000	430,928

MIST-375

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Banks—(Continued)
Danske Bank A.S. 3.875%, 04/14/16 (144A)	515,000	$547,967
Goldman Sachs Group, Inc. (The) 5.750%, 01/24/22	2,000,000	2,329,556
3.625%, 01/22/23	2,310,000	2,331,021
HSBC Holdings plc 4.875%, 01/14/22	1,125,000	1,287,281
JPMorgan Chase & Co. 3.250%, 09/23/22	4,320,000	4,322,069
Morgan Stanley 5.500%, 01/26/20	1,555,000	1,784,221
3.750%, 02/25/23	2,825,000	2,861,344
National Bank of Canada 2.200%, 10/19/16 (144A)	655,000	686,765
Norddeutsche Landesbank Girozentrale 0.875%, 10/16/15 (144A)	600,000	602,117
Royal Bank of Canada 2.625%, 12/15/15	255,000	267,958
Royal Bank of Scotland plc (The) 5.625%, 08/24/20	455,000	529,753
Societe Generale S.A. 2.750%, 10/12/17	415,000	425,500
Sparebank 1 Boligkreditt A.S. 2.300%, 06/30/17 (144A)	1,500,000	1,567,429
Standard Chartered plc 3.950%, 01/11/23 (144A)	205,000	204,578
Swedbank Hypotek AB 2.375%, 04/05/17 (144A)	200,000	210,401
Toronto-Dominion Bank (The) 1.500%, 03/13/17 (144A)	3,060,000	3,136,989
UBS AG 2.250%, 03/30/17 (144A)	1,700,000	1,773,068
Wells Fargo & Co. 3.500%, 03/08/22	1,425,000	1,500,548

		43,032,288

Diversified Financial Services—1.2%
Credit Suisse AG 1.625%, 03/06/15 (144A)	215,000	219,459
Ford Motor Credit Co. LLC 6.625%, 08/15/17	1,710,000	1,996,160
General Electric Capital Corp. 5.550%, 05/04/20	1,615,000	1,929,087
5.875%, 01/14/38	665,000	778,076
Jefferies Group LLC 5.125%, 01/20/23	285,000	302,334
SLM Corp. 6.000%, 01/25/17	700,000	764,750

		5,989,866

Electric—1.7%
Dominion Resources, Inc. 4.050%, 09/15/42	600,000	582,391
Duke Energy Carolinas LLC 4.300%, 06/15/20	540,000	621,556

Electric—(Continued)
Electricite de France S.A. 6.500%, 01/26/19 (144A)	180,000	$220,036
5.250%, 01/29/23 (144A) (b)	590,000	587,243
Florida Power Corp. 6.400%, 06/15/38	1,125,000	1,506,385
Georgia Power Co. 4.300%, 03/15/42	545,000	549,049
MidAmerican Energy Holdings Co. 6.500%, 09/15/37	345,000	449,430
Nisource Finance Corp. 6.125%, 03/01/22	410,000	491,628
Pacific Gas & Electric Co. 6.250%, 03/01/39	500,000	651,891
Public Service Co. of Colorado 4.750%, 08/15/41	475,000	538,143
Public Service Electric & Gas Co. 3.650%, 09/01/42	860,000	830,592
Southern California Edison Co. 5.500%, 03/15/40	335,000	417,092
4.500%, 09/01/40	575,000	623,088
Virginia Electric and Power Co. 4.000%, 01/15/43	440,000	447,297

		8,515,821

Electronics—0.1%
Honeywell International, Inc. 5.700%, 03/15/37	240,000	305,309

Environmental Control—0.1%
Republic Services, Inc. 5.250%, 11/15/21	85,000	99,537
6.200%, 03/01/40	185,000	229,584

		329,121

Food—0.3%
Mondelez International, Inc. 6.875%, 02/01/38	510,000	684,809
6.875%, 01/26/39	310,000	418,497
Tyson Foods, Inc. 4.500%, 06/15/22	565,000	617,616

		1,720,922

Forest Products & Paper—0.2%
International Paper Co. 7.950%, 06/15/18	450,000	579,788
7.500%, 08/15/21	100,000	131,133
7.300%, 11/15/39	210,000	277,797

		988,718

Healthcare-Services—0.5%
Aetna, Inc. 4.500%, 05/15/42	75,000	76,149
Humana, Inc. 7.200%, 06/15/18	95,000	116,433
3.150%, 12/01/22	640,000	633,457

MIST-376

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc. 6.500%, 06/15/37	285,000	$368,745
WellPoint, Inc. 4.650%, 01/15/43	1,475,000	1,480,527

		2,675,311

Insurance—1.9%
Allstate Corp. (The) 5.200%, 01/15/42	185,000	213,846
American International Group, Inc. 5.600%, 10/18/16	520,000	591,395
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	425,000	423,943
CNA Financial Corp. 7.350%, 11/15/19	455,000	576,713
Hartford Financial Services Group, Inc. 5.125%, 04/15/22	295,000	340,894
6.625%, 03/30/40	945,000	1,212,102
ING US, Inc. 5.500%, 07/15/22 (144A)	480,000	532,046
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	120,000	131,926
6.500%, 05/01/42 (144A)	540,000	617,449
Lincoln National Corp. 4.850%, 06/24/21	390,000	440,588
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	720,000	823,280
Pacific LifeCorp 5.125%, 01/30/43 (144A)	240,000	233,542
Prudential Financial, Inc. 5.375%, 06/21/20	1,100,000	1,299,314
5.800%, 11/16/41	725,000	840,259
Swiss Re Treasury US Corp. 2.875%, 12/06/22 (144A)	260,000	259,797
4.250%, 12/06/42 (144A)	415,000	402,616
Willis Group Holdings plc 5.750%, 03/15/21	210,000	236,119
XLIT, Ltd. 5.750%, 10/01/21	300,000	356,900

		9,532,729

Iron/Steel—0.1%
OJSC Novolipetsk Steel via Steel Funding, Ltd. 4.450%, 02/19/18 (144A)	450,000	451,125

IT Services—0.5%
International Business Machines Corp. 7.625%, 10/15/18	1,785,000	2,357,876

Media—1.5%
CBS Corp. 4.850%, 07/01/42	375,000	366,095
Comcast Corp. 4.500%, 01/15/43	925,000	933,298

Media—(Continued)
COX Communications, Inc. 5.450%, 12/15/14	176,000	$190,161
4.700%, 12/15/42 (144A)	125,000	123,509
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 2.400%, 03/15/17	350,000	359,320
5.150%, 03/15/42	485,000	470,439
Discovery Communications LLC 4.875%, 04/01/43	635,000	652,231
NBCUniversal Media LLC 4.375%, 04/01/21	1,990,000	2,242,873
News America, Inc. 6.650%, 11/15/37	785,000	972,989
Time Warner Cable, Inc. 6.550%, 05/01/37	765,000	885,556
Time Warner, Inc. 4.900%, 06/15/42	300,000	302,543
UBM plc 5.750%, 11/03/20 (144A)	225,000	238,678

		7,737,692

Mining—0.7%
Freeport-McMoRan Copper & Gold, Inc. 2.375%, 03/15/18(144A)	485,000	487,593
3.550%, 03/01/22	250,000	248,973
Newmont Mining Corp. 4.875%, 03/15/42	705,000	684,750
Rio Tinto Finance USA plc 3.500%, 03/22/22	530,000	546,318
Rio Tinto Finance USA, Ltd. 9.000%, 05/01/19	510,000	703,466
Southern Copper Corp. 6.750%, 04/16/40	200,000	227,473
Teck Resources, Ltd. 5.200%, 03/01/42	475,000	439,304

		3,337,877

Miscellaneous Manufacturing—0.0%
General Electric Co. 4.125%, 10/09/42	215,000	216,466

Office/Business Equipment—0.1%
Xerox Corp. 4.250%, 02/15/15	260,000	273,992

Oil & Gas—1.0%
Apache Corp. 4.750%, 04/15/43	220,000	225,838
Ensco plc 4.700%, 03/15/21	425,000	475,313
Marathon Oil Corp. 2.800%, 11/01/22	850,000	831,484
Noble Energy, Inc. 4.150%, 12/15/21	380,000	418,543
6.000%, 03/01/41	350,000	419,392

MIST-377

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Occidental Petroleum Corp. 1.750%, 02/15/17	310,000	$319,034
Rowan Cos., Inc. 5.400%, 12/01/42	175,000	175,375
Shell International Finance B.V. 5.500%, 03/25/40	535,000	669,163
Suncor Energy, Inc. 6.850%, 06/01/39	520,000	688,706
Total Capital S.A. 2.300%, 03/15/16	400,000	417,589
Valero Energy Corp. 4.500%, 02/01/15	200,000	213,130

		4,853,567

Oil & Gas Services—0.2%
Weatherford International, Ltd. 5.950%, 04/15/42	975,000	1,008,438

Pharmaceuticals—0.8%
AbbVie, Inc. 2.900%, 11/06/22 (144A)	305,000	305,911
Actavis, Inc. 3.250%, 10/01/22	550,000	558,638
Express Scripts Holding Co. 6.125%, 11/15/41	260,000	327,351
McKesson Corp. 0.950%, 12/04/15	505,000	506,715
Pfizer, Inc. 5.350%, 03/15/15	310,000	338,687
7.200%, 03/15/39	1,275,000	1,885,266

		3,922,568

Pipelines—0.9%
Enterprise Products Operating LLC 6.450%, 09/01/40	1,000,000	1,240,262
Kinder Morgan Energy Partners LP 5.625%, 02/15/15	429,000	466,257
3.950%, 09/01/22	230,000	244,847
3.500%, 09/01/23	575,000	584,164
ONEOK Partners LP 3.375%, 10/01/22	1,510,000	1,502,832
Plains All American Pipeline LP / PAA Finance Corp. 4.300%, 01/31/43	305,000	293,784

		4,332,146

Real Estate—0.1%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	425,000	428,338

Real Estate Investment Trusts—0.9%
Boston Properties LP 3.850%, 02/01/23	1,240,000	1,312,963

Real Estate Investment Trusts—(Continued)
Digital Realty Trust L.P. 5.875%, 02/01/20	1,030,000	$1,175,086
ERP Operating LP 4.625%, 12/15/21	490,000	550,440
Health Care REIT, Inc. 4.125%, 04/01/19	575,000	624,157
Ventas Realty LP / Ventas Capital Corp. 4.250%, 03/01/22	860,000	925,551

		4,588,197

Retail—1.1%
AutoZone, Inc. 2.875%, 01/15/23	880,000	849,310
CVS Caremark Corp. 6.125%, 09/15/39	625,000	774,951
Home Depot, Inc. (The) 5.950%, 04/01/41	510,000	650,649
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23	360,000	349,149
5.125%, 01/15/42	430,000	450,444
Nordstrom, Inc. 7.000%, 01/15/38	220,000	303,900
Wal-Mart Stores, Inc. 3.625%, 07/08/20	505,000	557,912
Yum! Brands, Inc. 6.250%, 03/15/18	1,235,000	1,479,247
6.875%, 11/15/37	105,000	137,452

		5,553,014

Software—0.4%
Microsoft Corp. 2.125%, 11/15/22	525,000	514,256
Oracle Corp. 2.500%, 10/15/22	1,770,000	1,741,291

		2,255,547

Telecommunications—1.4%
AT&T, Inc. 2.625%, 12/01/22	1,960,000	1,896,470
6.550%, 02/15/39	595,000	737,526
Cellco Partnership / Verizon Wireless Capital LLC 5.550%, 02/01/14	285,000	296,277
Cisco Systems, Inc. 4.450%, 01/15/20	945,000	1,091,546
5.500%, 01/15/40	775,000	928,286
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	455,000	645,938
Embarq Corp. 7.995%, 06/01/36	185,000	195,277
Verizon Communications, Inc. 2.450%, 11/01/22	820,000	777,161
Vodafone Group plc 5.750%, 03/15/16	300,000	341,518

		6,909,999

MIST-378

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/Principal Amount*	Value

Textiles—0.0%
Mohawk Industries, Inc. 3.850%, 02/01/23	240,000	$245,185

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.400%, 03/15/42	515,000	514,570
Canadian Pacific Railway, Ltd. 5.750%, 01/15/42	395,000	470,969
CSX Corp. 6.250%, 04/01/15	315,000	348,960
Union Pacific Corp. 6.125%, 02/15/20	390,000	487,502

		1,822,001

Total Corporate Bonds & Notes (Cost $133,165,420)		131,793,112

Investment Company Securities—19.4%
3i Infrastructure plc	26,222	52,846
BB Biotech AG (a)	108	12,145
Caledonia Investments PLC	1,476	41,288
iShares Core S&P 500 ETF	87,426	13,754,733
iShares Gold Trust (a)	131,042	2,033,772
iShares Russell 1000 Value Index Fund	369,189	29,967,071
PowerShares KBW Bank Portfolio	179,024	5,172,003
SPDR Barclays High Yield Bond ETF	582,571	23,949,494
Vanguard MSCI EAFE ETF	353,799	12,888,897
Vanguard Total Stock Market ETF	113,466	9,178,265

Total Investment Company Securities (Cost $91,599,686)		97,050,514

U.S. Treasury & Government Agencies—3.6%

U.S. Treasury—3.6%
U.S. Treasury Bonds 2.750%, 08/15/42	105,000	97,437
2.750%, 11/15/42	255,000	236,393
U.S. Treasury Notes 0.250%, 10/31/14	1,665,000	1,665,976
0.250%, 11/30/14	1,210,000	1,210,662
0.125%, 12/31/14	4,265,000	4,258,338
0.375%, 01/15/16	795,000	795,932
0.375%, 02/15/16	835,000	835,652
0.625%, 09/30/17	2,250,000	2,245,957
0.750%, 10/31/17	3,785,000	3,796,533
0.750%, 12/31/17	2,745,000	2,749,076
0.750%, 02/28/18	455,000	454,964

Total U.S. Treasury & Government Agencies (Cost $18,331,651)		18,346,920

Preferred Stocks—0.1%
Security Description	Shares/Principal Amount*	Value

Automobiles—0.0%
Volkswagen AG	417	$82,891

Electric Utilities—0.0%
Cia Energetica do Ceara - Class A	700	17,320

Health Care Equipment & Supplies—0.0%
Draegerwerk AG & Co. KGaA	159	20,546

Household Products—0.1%
Henkel AG & Co. KGaA	2,890	278,257

Independent Power Producers & Energy Traders—0.0%
AES Tiete S.A.	2,000	19,399

Media—0.0%
ProSiebenSat.1 Media AG	1,276	45,580

Total Preferred Stocks (Cost $411,734)		463,993

Short-Term Investment—21.3%

Repurchase Agreement—21.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $106,718,119 on 04/01/13, collateralized by $108,720,000 Federal Home Loan Mortgage Corp. at 0.300% due 02/06/15 with a value of $108,855,900.	106,718,000	106,718,000

Total Short-Term Investment (Cost $106,718,000)		106,718,000

Total Investments—97.9% (Cost $478,400,979) (c)		490,961,028
Other assets and liabilities (net)—2.1%		10,276,959

Net Assets—100.0%		$501,237,987

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Variable or floating rate security. The stated rate represents the rate at March 28, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	As of March 28, 2013, the aggregate cost of investments was $478,400,979. The aggregate unrealized appreciation and depreciation of investments were $17,594,825 and $(5,034,776), respectively, resulting in net unrealized appreciation of $12,560,049.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 28, 2013, the market value of 144A securities was $17,035,362, which is 3.4% of net assets.

MIST-379

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(NVDR)—	Non-Voting Depository Receipts

The Portfolio invests in commodity-related instruments through its investment in the Schroders Global Multi-Asset Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Contracts to Buy		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
5,563,000	AUD	04/04/13	Citibank N.A.	$5,774,594	$16,893
3,984,000	AUD	04/04/13	JPMorgan Chase Bank N.A.	4,153,121	(5,488)
1,321,000	AUD	04/04/13	Toronto-Dominion Bank	1,380,478	(5,221)
5,800,000	AUD	06/27/13	Toronto-Dominion Bank	6,010,070	(9,775)
4,630,000	CAD	04/04/13	Royal Bank of Canada (UK)	4,676,839	(119,371)
9,920,000	CAD	06/27/13	Toronto-Dominion Bank	9,735,722	10,651
2,200,000	CHF	04/04/13	Credit Suisse London	2,401,244	(83,718)
2,200,000	CHF	06/27/13	State Street Bank London	2,309,493	10,551
2,950,000	EUR	04/04/13	BNP Paribas S.A.	4,006,551	(225,067)
3,581,000	EUR	04/04/13	Barclays Bank plc	4,759,830	(169,492)
6,000,000	EUR	04/04/13	Deutsche Bank AG London	7,901,820	(210,665)
3,226,000	EUR	04/04/13	HSBC Bank plc	4,305,746	(170,468)
15,757,000	EUR	06/27/13	State Street Bank London	20,149,989	60,582
3,800,000	GBP	04/04/13	Brown Brothers Harriman & Co.	6,155,924	(382,047)
3,046,300	GBP	04/04/13	JPMorgan Chase Bank N.A.	4,578,759	49,915
6,846,300	GBP	06/27/13	State Street Bank London	10,347,156	50,893

Net Unrealized Depreciation					$(1,181,827)

Forward foreign currency exchange contracts to sell:

Contracts to Deliver		Settlement Date	Counterparty	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10,868,000	AUD	04/04/13	Toronto-Dominion Bank	$11,335,161	$20,784
4,630,000	CAD	04/04/13	Toronto-Dominion Bank	4,552,333	(5,135)
24,372	EUR	04/03/13	UBS AG London	31,255	13

Net Unrealized Appreciation					$15,662

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Unrealized Appreciation/ (Depreciation)
04/04/13	Toronto-Dominion Bank	5,058,085	AUD	5,365,384	CAD	$(15,498)
04/04/13	Westpac Banking Corp.	5,287,671	CAD	5,058,085	AUD	(60,997)
04/04/13	Credit Suisse London	1,460,000	CHF	1,209,885	EUR	(12,908)
04/04/13	Barclays Bank plc	1,187,189	EUR	1,460,000	CHF	(16,185)
04/04/13	Barclays Bank plc	14,937,437	EUR	18,370,000	CHF	(203,649)
06/27/13	State Street Bank London	15,080,269	EUR	18,370,000	CHF	(29,796)
04/04/13	Royal Bank of Scotland plc	141,171,119	NOK	157,030,000	SEK	72,504
06/27/13	State Street Bank London	141,341,897	NOK	157,030,000	SEK	65,245

Net Unrealized Depreciation						$(201,284)

MIST-380

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona

Futures Contracts

The futures contracts outstanding as of March 28, 2013 were as follows:

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/19/13	510	CAD	68,356,958	$495,390
DAX Index Futures	06/21/13	56	EUR	11,159,488	(306,090)
Euro Stoxx 50 Index Futures	06/21/13	158	EUR	4,180,699	(186,354)
FTSE 100 Index Futures	06/21/13	307	GBP	19,634,317	(207,780)
Nikkei 225 Index Futures	06/14/13	71	JPY	854,019,080	280,246
Russell 2000 Mini Index Futures	06/21/13	220	USD	20,641,146	234,654
S&P 500 E-Mini Index Futures	06/21/13	433	USD	33,422,606	409,849
S&P TSE 60 Index Futures	06/20/13	67	CAD	9,837,641	(69,283)
Topix Index Futures	06/14/13	27	JPY	267,744,960	134,382
U.S. Treasury Note 2 Year Futures	06/28/13	48	USD	10,581,891	(141)
U.S. Treasury Note 5 Year Futures	06/28/13	32	USD	3,961,742	8,008

Net Unrealized Appreciation					$792,881

Futures Contracts—Short	Expiration Date	Number of Contracts	Contract Amount		Unrealized Appreciation/ (Depreciation)
CAC 40 Index Futures	04/19/13	(294)	EUR	(11,248,414)	$354,218
Swiss Market Index Futures	06/21/13	(178)	CHF	(13,705,595)	14,574
U.S. Treasury Bond 30 Year Futures	06/19/13	(31)	USD	(4,420,861)	(57,671)
U.S. Treasury Note 10 Year Futures	06/19/13	(725)	USD	(95,137,304)	(551,368)

Net Unrealized Depreciation					$(240,247)

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	U.S. Dollar

Swap Agreements

Open interest rate swap agreements as of March 28, 2013 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.053%	01/25/23	JPMorgan Chase Bank N.A.	4,500,000	USD	$28,389	$—	$28,389
Pay	3-Month USD-LIBOR	2.006%	01/25/23	JPMorgan Chase Bank N.A.	4,750,000	USD	9,827	—	9,827
Pay	3-Month USD-LIBOR	2.000%	01/25/23	JPMorgan Chase Bank N.A.	4,000,000	USD	5,869	—	5,869
Pay	3-Month USD-LIBOR	1.860%	01/25/23	JPMorgan Chase Bank N.A.	3,250,000	USD	(38,603)	—	(38,603)
Pay	3-Month USD-LIBOR	1.825%	01/25/23	JPMorgan Chase Bank N.A.	2,750,000	USD	(40,313)	—	(40,313)
Pay	3-Month USD-LIBOR	1.725%	01/25/23	JPMorgan Chase Bank N.A.	1,700,000	USD	(40,539)	—	(40,539)
Pay	3-Month USD-LIBOR	1.685%	01/25/23	JPMorgan Chase Bank N.A.	1,600,000	USD	(44,035)	—	(44,035)

MIST-381

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.625%	01/25/23	JPMorgan Chase Bank N.A.	2,000,000	USD	$(66,826)	$—	$(66,826)
Pay	3-Month USD-LIBOR	1.893%	01/25/23	JPMorgan Chase Bank N.A.	11,095,000	USD	(93,838)	—	(93,838)
Pay	3-Month USD-LIBOR	2.076%	01/25/23	UBS AG	4,500,000	USD	38,071	—	38,071
Pay	3-Month USD-LIBOR	2.070%	01/25/23	UBS AG	4,000,000	USD	31,665	—	31,665
Pay	3-Month USD-LIBOR	2.050%	01/25/23	UBS AG	2,750,000	USD	15,236	—	15,236
Pay	3-Month USD-LIBOR	2.014%	01/25/23	UBS AG	3,000,000	USD	6,720	—	6,720
Pay	3-Month USD-LIBOR	1.960%	01/25/23	UBS AG	1,200,000	USD	—	—	—
Pay	3-Month USD-LIBOR	1.953%	01/25/23	UBS AG	4,750,000	USD	(15,866)	—	(15,866)
Pay	3-Month USD-LIBOR	1.889%	01/25/23	UBS AG	2,475,000	USD	(22,876)	—	(22,876)
Pay	3-Month USD-LIBOR	1.820%	01/25/23	UBS AG	2,000,000	USD	(30,237)	—	(30,237)
Pay	3-Month USD-LIBOR	1.874%	01/25/23	UBS AG	3,500,000	USD	(37,162)	—	(37,162)
Pay	3-Month USD-LIBOR	1.861%	01/25/23	UBS AG	3,250,000	USD	(38,230)	—	(38,230)
Pay	3-Month USD-LIBOR	1.688%	01/25/23	UBS AG	1,600,000	USD	(43,667)	—	(43,667)
Pay	3-Month USD-LIBOR	1.773%	01/25/23	UBS AG	2,250,000	USD	(44,767)	—	(44,767)
Pay	3-Month USD-LIBOR	1.870%	01/25/23	UBS AG	4,500,000	USD	(49,326)	—	(49,326)
Pay	3-Month USD-LIBOR	1.681%	01/25/23	UBS AG	1,800,000	USD	(50,906)	—	(50,906)
Pay	3-Month USD-LIBOR	1.700%	01/25/23	UBS AG	2,000,000	USD	(52,287)	—	(52,287)
Pay	3-Month USD-LIBOR	1.662%	01/25/23	UBS AG	2,000,000	USD	(60,045)	—	(60,045)
Pay	3-Month USD-LIBOR	1.693%	01/25/23	UBS AG	2,300,000	USD	(61,715)	—	(61,715)
Pay	3-Month USD-LIBOR	1.781%	01/25/23	UBS AG	3,250,000	USD	(62,131)	—	(62,131)
Pay	3-Month USD-LIBOR	1.680%	01/25/23	UBS AG	3,000,000	USD	(83,943)	—	(83,943)
Pay	3-Month USD-LIBOR	1.854%	01/25/23	UBS AG	59,280,000	USD	(711,051)	—	(711,051)

Totals							$(1,552,586)	$—	$(1,552,586)

MIST-382

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,847,361	$432,072	$—	$2,279,433
Air Freight & Logistics	385,356	115,434	—	500,790
Airlines	144,822	120,949	—	265,771
Auto Components	520,397	1,763,216	—	2,283,613
Automobiles	65,750	816,655	—	882,405
Beverages	2,018,343	950,299	—	2,968,642
Biotechnology	1,243,722	56,948	—	1,300,670
Building Products	—	138,011	—	138,011
Capital Markets	1,603,710	978,379	—	2,582,089
Chemicals	1,642,896	1,967,985	—	3,610,881
Commercial Banks	2,765,700	6,022,463	—	8,788,163
Commercial Services & Supplies	304,200	642,045	—	946,245
Communications Equipment	1,345,126	165,360	—	1,510,486
Computers & Peripherals	2,360,278	115,149	—	2,475,427
Construction & Engineering	56,673	859,227	—	915,900
Construction Materials	—	281,305	—	281,305
Consumer Finance	630,603	44,869	—	675,472
Containers & Packaging	—	76,996	—	76,996
Distributors	163,800	98,330	—	262,130
Diversified Consumer Services	198,288	25,469	—	223,757
Diversified Financial Services	2,463,599	926,841	—	3,390,440
Diversified Telecommunication Services	1,139,099	1,880,102	—	3,019,201
Electric Utilities	1,149,647	624,782	—	1,774,429
Electrical Equipment	792,796	223,697	—	1,016,493
Electronic Equipment, Instruments & Components	798,051	728,273	—	1,526,324
Energy Equipment & Services	950,748	560,544	—	1,511,292
Food & Staples Retailing	1,409,616	1,714,525	—	3,124,141
Food Products	1,439,403	3,070,800	—	4,510,203
Gas Utilities	—	298,746	—	298,746
Health Care Equipment & Supplies	3,031,037	532,927	—	3,563,964
Health Care Providers & Services	1,637,332	430,473	—	2,067,805
Health Care Technology	43,653	—	—	43,653
Hotels, Restaurants & Leisure	1,413,007	755,175	—	2,168,182
Household Durables	281,950	360,861	—	642,811
Household Products	2,264,881	425,294	—	2,690,175
Independent Power Producers & Energy Traders	41,717	80,906	—	122,623
Industrial Conglomerates	1,290,711	700,338	—	1,991,049
Insurance	4,102,853	2,265,630	—	6,368,483
Internet & Catalog Retail	236,055	73,138	—	309,193

MIST-383

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet Software & Services	$1,054,258	$225,859	$—	$1,280,117
IT Services	3,133,342	381,054	—	3,514,396
Leisure Equipment & Products	455,063	152,479	—	607,542
Life Sciences Tools & Services	267,944	24,893	—	292,837
Machinery	2,060,818	1,619,853	—	3,680,671
Marine	25,584	115,918	—	141,502
Media	1,759,317	854,037	—	2,613,354
Metals & Mining	776,030	2,224,479	—	3,000,509
Multi-Utilities	253,178	1,008,220	—	1,261,398
Multiline Retail	507,378	275,648	—	783,026
Office Electronics	81,219	397,357	—	478,576
Oil, Gas & Consumable Fuels	7,332,235	4,394,426	—	11,726,661
Paper & Forest Products	111,276	127,578	—	238,854
Personal Products	262,297	220,924	—	483,221
Pharmaceuticals	6,017,625	6,325,597	—	12,343,222
Professional Services	122,906	197,125	—	320,031
Real Estate Investment Trusts	711,285	610,991	—	1,322,276
Real Estate Management & Development	—	1,393,649	—	1,393,649
Road & Rail	1,312,781	391,317	—	1,704,098
Semiconductors & Semiconductor Equipment	1,869,540	230,026	—	2,099,566
Software	2,578,391	657,398	—	3,235,789
Specialty Retail	2,649,973	954,226	—	3,604,199
Textiles, Apparel & Luxury Goods	836,760	630,239	—	1,466,999
Thrifts & Mortgage Finance	141,829	—	—	141,829
Tobacco	1,587,732	1,067,276	—	2,655,008
Trading Companies & Distributors	208,250	810,727	—	1,018,977
Transportation Infrastructure	—	136,700	—	136,700
Wireless Telecommunication Services	38,321	1,897,768	—	1,936,089
Total Common Stocks	77,938,512	58,649,977	—	136,588,489
Total Corporate Bonds & Notes*	—	131,793,112	—	131,793,112
Investment Company Securities	96,944,235	106,279	—	97,050,514
Total U.S. Treasury & Government Agencies*	—	18,346,920	—	18,346,920
Preferred Stocks
Automobiles	—	82,891	—	82,891
Electric Utilities	17,320	—	—	17,320
Health Care Equipment & Supplies	—	20,546	—	20,546
Household Products	—	278,257	—	278,257
Independent Power Producers & Energy Traders	19,399	—	—	19,399
Media	—	45,580	—	45,580
Total Preferred Stocks	36,719	427,274	—	463,993
Total Short-Term Investment*	—	106,718,000	—	106,718,000
Total Investments	$174,919,466	$316,041,562	$—	$490,961,028

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$358,031	$—	$358,031
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(1,725,480)	—	(1,725,480)
Total Forward Contracts	$—	$(1,367,449)	$—	$(1,367,449)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,931,321	$—	$—	$1,931,321
Futures Contracts (Unrealized Depreciation)	(1,378,687)	—	—	(1,378,687)
Total Futures Contracts	$552,634	$—	$—	$552,634
Swap Contracts
Swap Contracts at Value (Assets)	$—	$135,777	$—	$135,777
Swap Contracts at Value (Liabilities)	—	(1,688,363)	—	(1,688,363)
Total Swap Contracts	$—	$(1,552,586)	$—	$(1,552,586)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $63,017 were due to increased trading activity.

MIST-384

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Investment Company Securities—98.1% of Net Assets

Security Description	Shares	Value
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund (a)	744,000	$90,210,000
iShares Core S&P Small-Cap ETF (a)	1,045,100	90,986,406
iShares Gold Trust (a) (b)	1,530,600	23,754,912
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	1,502,780	180,183,322
iShares MSCI Canada Index Fund (a)	1,473,300	42,003,783
iShares MSCI EAFE Index Fund	5,844,000	344,679,120
SPDR Barclays High Yield Bond ETF (a) (c)	8,761,510	360,185,676
SPDR Dow Jones International Real Estate ETF (a) (c)	1,079,798	46,442,112
SPDR Gold Trust (a) (b) (c)	248,400	38,365,380
SPDR S&P 500 ETF Trust (a) (c)	5,206,600	815,093,230
SPDR S&P Dividend ETF (a) (c)	1,378,400	90,960,616
SPDR S&P International Small Cap ETF (a) (c)	1,977,123	60,598,820
SPDR S&P MidCap 400 ETF Trust (a) (c)	147,800	30,996,616
Vanguard MSCI Emerging Markets ETF	3,392,600	145,508,614
Vanguard MSCI European ETF (a)	1,193,200	58,621,916
Vanguard REIT ETF (a)	1,085,300	76,546,209
Vanguard Total Bond Market ETF (a)	5,376,700	449,707,188

Total Investment Company Securities (Cost $2,654,305,967)		2,944,843,920

Short-Term Investments—24.8%

Mutual Funds—24.8%
AIM STIT-STIC Prime Portfolio	54,639,947	54,639,947
State Street Navigator Securities Lending MET Portfolio (c) (d)	690,298,086	690,298,086

Total Short-Term Investments (Cost $744,938,033)		744,938,033

Total Investments—122.9% (Cost $3,399,244,000) (e)		3,689,781,953
Other assets and liabilities (net)—(22.9)%		(688,075,525)

Net Assets—100.0%		$3,001,706,428

(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $676,230,049 and the collateral received consisted of cash in the amount of $690,298,086. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 28, 2013, the aggregate cost of investments was $3,399,244,000. The aggregate unrealized appreciation and depreciation of investments were $296,088,295 and $(5,550,342), respectively, resulting in net unrealized appreciation of $290,537,953.
(ETF)—	Exchange-Traded Fund

Transactions in Securities of Affiliated Issuers

A summary of Portfolio’s transactions in the securities of affiliated issuers for the period ended March 28, 2013 was as follows:

Underlying ETF/Security	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
SPDR Barclays High Yield Bond ETF	9,233,810	214,000	(686,300)	8,761,510
SPDR Dow Jones International Real Estate ETF	1,037,698	373,800	(331,700)	1,079,798
SPDR Gold Trust	248,400	—	—	248,400
SPDR S&P 500 ETF Trust	5,582,800	—	(376,200)	5,206,600
SPDR S&P Dividend ETF	2,466,600	—	(1,088,200)	1,378,400
SPDR S&P International Small Cap ETF	2,117,623	926,800	(1,067,300)	1,977,123
SPDR S&P MidCap 400 ETF Trust	165,800	—	(18,000)	147,800
State Street Navigator Securities Lending MET Portfolio	—	2,268,551,280	(1,578,253,194)	690,298,086
State Street Navigator Securities Lending Prime Portfolio	671,628,594	115,286,838	(786,915,432)	—

MIST-385

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying ETF/Security	Net Realized Gain/(Loss) on Sales of Affiliated Investments	Capital Gain Distributions from Affiliated Investments	Income from Affiliated Investments	Ending Value as of March 28, 2013
SPDR Barclays High Yield Bond ETF	$151,018	$—	$3,840,561	$360,185,676
SPDR Dow Jones International Real Estate ETF	1,591,733	—	186,163	46,442,112
SPDR Gold Trust	—	—	—	38,365,380
SPDR S&P 500 ETF Trust	14,447,302	—	3,611,922	815,093,230
SPDR S&P Dividend ETF	11,689,830	—	489,697	90,960,616
SPDR S&P International Small Cap ETF	4,334,779	—	—	60,598,820
SPDR S&P MidCap 400 ETF Trust	440,062	—	73,491	30,996,616
State Street Navigator Securities Lending MET Portfolio	—	—	268,366	690,298,086
State Street Navigator Securities Lending Prime Portfolio	—	—	196,071	—

	$32,654,724	$—	$8,666,271	$2,132,940,536

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$2,944,843,920	$—	$—	$2,944,843,920
Total Short-Term Investments*	744,938,033	—	—	744,938,033
Total Investments	$3,689,781,953	$—	$—	$3,689,781,953

Collateral for securities loaned (Liability)	$—	$(690,298,086)	$—	$(690,298,086)

*	See Schedule of Investments for additional detailed categorizations.

MIST-386

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Investment Company Securities—97.8% of Net Assets

Security Description	Shares	Value
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund (a)	75,000	$9,093,750
iShares Core S&P Small-Cap ETF (a)	527,200	45,898,032
iShares Gold Trust (a) (b)	346,900	5,383,888
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	454,800	54,530,520
iShares MSCI Canada Index Fund (a)	668,800	19,067,488
iShares MSCI EAFE Index Fund	2,732,400	161,156,952
SPDR Barclays High Yield Bond ETF (a) (c)	1,537,100	63,190,181
SPDR Dow Jones International Real Estate ETF (a) (c)	323,400	13,909,434
SPDR Gold Trust (a) (b) (c)	81,400	12,572,230
SPDR S&P 500 ETF Trust (a) (c)	1,867,600	292,372,780
SPDR S&P Dividend ETF (a) (c)	421,300	27,801,587
SPDR S&P International Small Cap ETF (a) (c)	897,600	27,511,440
SPDR S&P MidCap 400 ETF Trust (a) (c)	176,600	37,036,552
Vanguard MSCI Emerging Markets ETF	1,437,500	61,654,375
Vanguard MSCI European ETF (a)	357,300	17,554,149
Vanguard REIT ETF (a)	325,000	22,922,250
Vanguard Total Bond Market ETF	217,000	18,149,880

Total Investment Company Securities (Cost $769,791,601)		889,805,488

Short-Term Investments—30.2%

Mutual Funds—30.2%
AIM STIT-STIC Prime Portfolio	19,586,808	19,586,808
State Street Navigator Securities Lending MET Portfolio (c) (d)	255,729,892	255,729,892

Total Short-Term Investments (Cost $275,316,700)		275,316,700

Total Investments—128.0% (Cost $1,045,108,301) (e)		1,165,122,188
Other assets and liabilities (net)—(28.0)%		(255,084,429)

Net Assets—100.0%		$910,037,759

(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $250,762,143 and the collateral received consisted of cash in the amount of $255,729,892. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of March 28, 2013, the aggregate cost of investments was $1,045,108,301. The aggregate unrealized appreciation and depreciation of investments were $121,680,362 and $(1,666,475), respectively, resulting in net unrealized appreciation of $120,013,887.
(ETF)—	Exchange-Traded Fund

Transactions in Securities of Affilated Issuers

A summary of Portfolio’s transactions in the securities of affiliated issuers for the period ended March 28, 2013 was as follows:

Underlying ETF/Security	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
SPDR Barclays High Yield Bond ETF	1,638,600	125,200	(226,700)	1,537,100
SPDR Dow Jones International Real Estate ETF	301,500	114,300	(92,400)	323,400
SPDR Gold Trust	81,400	—	—	81,400
SPDR S&P 500 ETF Trust	1,916,800	12,000	(61,200)	1,867,600
SPDR S&P Dividend ETF	716,600	—	(295,300)	421,300
SPDR S&P International Small Cap ETF	903,600	297,800	(303,800)	897,600
SPDR S&P MidCap 400 ETF Trust	186,400	—	(9,800)	176,600
State Street Navigator Securities Lending MET Portfolio	—	826,073,488	(570,343,596)	255,729,892
State Street Navigator Securities Lending Prime Portfolio	105,082,745	158,699,943	(263,782,688)	—

MIST-387

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affilated Issuers—(Continued)

Underlying ETF/Security	Net Realized Gain/(Loss) on Sales of Affiliated Investments	Capital Gain Distributions from Affiliated Investments	Income from Affiliated Investments	Ending Value as of March 28, 2013
SPDR Barclays High Yield Bond ETF	$789,715	$—	$693,548	$63,190,181
SPDR Dow Jones International Real Estate ETF	443,404	—	55,756	13,909,434
SPDR Gold Trust	—	—	—	12,572,230
SPDR S&P 500 ETF Trust	3,825,522	—	1,295,591	292,372,780
SPDR S&P Dividend ETF	3,706,103	—	149,673	27,801,587
SPDR S&P International Small Cap ETF	1,863,751	—	—	27,511,440
SPDR S&P MidCap 400 ETF Trust	417,963	—	87,811	37,036,552
State Street Navigator Securities Lending MET Portfolio	—	—	106,858	255,729,892
State Street Navigator Securities Lending Prime Portfolio	—	—	31,562	—

	$11,046,458	$—	$2,420,799	$730,124,096

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$889,805,488	$—	$—	$889,805,488
Total Short-Term Investments*	275,316,700	—	—	275,316,700
Total Investments	$1,165,122,188	$—	$—	$1,165,122,188

Collateral for securities loaned (Liability)	$—	$(255,729,892)	$—	$(255,729,892)

*	See Schedule of Investments for additional detailed categorizations.

MIST-388

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.8%
Boeing Co. (The)	269,000	$23,093,650
Honeywell International, Inc.	454,700	34,261,645
Lockheed Martin Corp.	134,000	12,933,680
Raytheon Co.	471,000	27,690,090
United Technologies Corp.	575,000	53,722,250

		151,701,315

Airlines—2.0%
Southwest Airlines Co.	4,730,000	63,760,400

Automobiles—1.5%
General Motors Co. (a)	1,675,000	46,598,500

Beverages—1.3%
PepsiCo, Inc.	502,000	39,713,220

Biotechnology—1.2%
Amgen, Inc.	379,000	38,851,290

Capital Markets—4.6%
Ameriprise Financial, Inc.	319,000	23,494,350
Charles Schwab Corp. (The) (b)	1,485,000	26,269,650
Goldman Sachs Group, Inc. (The)	105,000	15,450,750
Invesco, Ltd.	925,600	26,805,376
Morgan Stanley	2,431,000	53,433,380

		145,453,506

Chemicals—1.4%
Celanese Corp. - Series A	989,100	43,569,855

Commercial Banks—4.0%
Fifth Third Bancorp.	1,620,000	26,422,200
PNC Financial Services Group, Inc.	384,000	25,536,000
U.S. Bancorp.	1,199,900	40,712,607
Wells Fargo & Co.	890,000	32,921,100

		125,591,907

Communications Equipment—1.8%
Cisco Systems, Inc.	2,666,000	55,746,060

Computers & Peripherals—1.3%
Dell, Inc.	2,845,000	40,768,850

Construction Materials—0.6%
Vulcan Materials Co.	383,000	19,801,100

Consumer Finance—2.2%
American Express Co.	644,000	43,444,240
SLM Corp.	1,267,100	25,950,208

		69,394,448

Diversified Financial Services—5.3%
Bank of America Corp.	5,300,000	64,554,000
JPMorgan Chase & Co.	2,186,000	103,747,560

		168,301,560

Diversified Telecommunication Services—2.5%
AT&T, Inc.	2,200,000	$80,718,000

Electric Utilities—2.3%
Entergy Corp.	566,200	35,806,488
Exelon Corp.	1,077,000	37,134,960

		72,941,448

Electrical Equipment—0.6%
Emerson Electric Co.	354,000	19,777,980

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	547,000	22,935,710

Energy Equipment & Services—0.8%
Baker Hughes, Inc.	542,000	25,154,220

Food & Staples Retailing—0.8%
Wal-Mart Stores, Inc.	329,000	24,619,070

Food Products—0.8%
Kellogg Co.	414,000	26,674,020

Health Care Equipment & Supplies—1.3%
Covidien plc	631,000	42,807,040

Household Products—1.8%
Procter & Gamble Co. (The)	756,000	58,257,360

Independent Power Producers & Energy Traders—2.4%
AES Corp. (The)	2,395,000	30,105,150
NRG Energy, Inc.	1,791,700	47,462,133

		77,567,283

Industrial Conglomerates—3.9%
3M Co.	563,000	59,852,530
General Electric Co.	2,778,000	64,227,360

		124,079,890

Insurance—4.6%
Allstate Corp. (The)	910,000	44,653,700
Marsh & McLennan Cos., Inc.	1,475,500	56,024,735
Sun Life Financial, Inc.	430,000	11,734,700
XL Group plc	1,117,400	33,857,220

		146,270,355

IT Services—1.1%
International Business Machines Corp.	69,500	14,824,350
Western Union Co. (The)	1,235,000	18,574,400

		33,398,750

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.	547,000	41,840,030

MIST-389

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.4%
Illinois Tool Works, Inc.	397,000	$24,193,180
Ingersoll-Rand plc	384,000	21,123,840

		45,317,020

Media—5.7%
Cablevision Systems Corp. - Class A (b)	580,000	8,676,800
Comcast Corp. - Class A	479,200	20,131,192
Comcast Corp. - Special Class A	279,000	11,053,980
Liberty Media Corp. - Class A (a)	79,000	8,818,770
Madison Square Garden Co. (The) - Class A (a)	161,000	9,273,600
Time Warner Cable, Inc.	644,000	61,862,640
Time Warner, Inc.	1,033,700	59,561,794

		179,378,776

Metals & Mining—0.4%
Nucor Corp.	302,000	13,937,300

Multi-Utilities—0.7%
PG&E Corp.	471,800	21,009,254

Multiline Retail—1.4%
Kohl’s Corp. (b)	929,000	42,854,770

Oil, Gas & Consumable Fuels—11.9%
Apache Corp.	440,000	33,950,400
Chevron Corp.	749,100	89,008,062
CONSOL Energy, Inc.	660,000	22,209,000
EQT Corp.	392,000	26,558,000
Exxon Mobil Corp.	892,500	80,423,175
Hess Corp.	492,000	35,232,120
Murphy Oil Corp. (b)	283,000	18,035,590
Newfield Exploration Co. (a)	755,000	16,927,100
Royal Dutch Shell plc (ADR)	473,000	30,820,680
Spectra Energy Corp.	783,000	24,077,250

		377,241,377

Paper & Forest Products—1.8%
International Paper Co.	1,196,000	55,709,680

Personal Products—0.8%
Avon Products, Inc.	1,230,000	25,497,900

Pharmaceuticals—7.3%
Johnson & Johnson	771,500	62,900,395
Merck & Co., Inc.	1,635,000	72,316,050
Pfizer, Inc.	3,279,400	94,643,484

		229,859,929

Real Estate Investment Trusts—1.3%
Weyerhaeuser Co.	1,365,000	42,833,700

Real Estate Management & Development—0.5%
St. Joe Co. (The) (a) (b)	758,000	16,107,500

Road & Rail—3.6%
Canadian Pacific Railway, Ltd. (b)	383,800	$50,074,386
Union Pacific Corp.	445,500	63,443,655

		113,518,041

Semiconductors & Semiconductor Equipment—0.6%
Texas Instruments, Inc.	518,000	18,378,640

Software—2.0%
Microsoft Corp.	2,220,000	63,514,200

Specialty Retail—1.6%
Lowe’s Cos., Inc.	1,340,000	50,812,800

Total Common Stocks (Cost $2,596,072,470)		3,102,264,054

Short-Term Investments—5.6%

Mutual Funds—5.6%
State Street Navigator Securities Lending MET Portfolio (c)	104,759,482	104,759,482
T. Rowe Price Government Reserve Investment Fund (d)	72,086,121	72,086,121

Total Short-Term Investments (Cost $176,845,603)		176,845,603

Total Investments—103.5% (Cost $2,772,918,073) (e)		3,279,109,657
Other assets and liabilities (net)—(3.5)%		(109,872,023)

Net Assets—100.0%		$3,169,237,634

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $146,938,078 and the collateral received consisted of cash in the amount of $104,759,482 and non-cash collateral with a value of $44,581,670. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer.
(e)	As of March 28, 2013, the aggregate cost of investments was $2,772,918,073. The aggregate unrealized appreciation and depreciation of investments were $582,530,658 and $(76,339,074), respectively, resulting in net unrealized appreciation of $506,191,584.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-390

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the period ended March 28, 2013 was as follows:

Security Description	Number of shares held at December 31, 2012	Shares purchased	Shares sold	Number of shares held at March 28, 2013	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	75,363,231	82,185,770	(85,462,880)	72,086,121	$14,415

MIST-391

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,102,264,054	$—	$—	$3,102,264,054
Total Short-Term Investments*	176,845,603	—	—	176,845,603
Total Investments	$3,279,109,657	$—	$—	$3,279,109,657

Collateral for securities loaned (Liability)	$—	$(104,759,482)	$—	$(104,759,482)

*	See Schedule of Investments for additional detailed categorizations.

MIST-392

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Textron, Inc. (a)	840,000	$25,040,400

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	61,800	3,674,628

Airlines—0.5%
Alaska Air Group, Inc. (a) (b)	126,000	8,058,960

Auto Components—0.0%
Gentex Corp. (a)	21,000	420,210

Automobiles—0.8%
Harley-Davidson, Inc.	208,000	11,086,400
Tesla Motors, Inc. (a) (b)	50,000	1,894,500

		12,980,900

Biotechnology—4.4%
Alexion Pharmaceuticals, Inc. (b)	126,000	11,609,640
Alkermes plc (b)	427,000	10,124,170
ARIAD Pharmaceuticals, Inc. (a) (b)	189,000	3,419,010
Cubist Pharmaceuticals, Inc. (b)	84,000	3,932,880
Elan Corp. plc (ADR) (b)	511,800	6,039,240
Incyte Corp., Ltd. (a) (b)	189,000	4,424,490
Onyx Pharmaceuticals, Inc. (a) (b)	84,000	7,464,240
Pharmacyclics, Inc. (b)	53,600	4,309,976
Regeneron Pharmaceuticals, Inc. (b)	58,700	10,354,680
Theravance, Inc. (a) (b)	246,000	5,810,520
Vertex Pharmaceuticals, Inc. (b)	126,000	6,927,480

		74,416,326

Capital Markets—1.4%
Charles Schwab Corp. (The) (a)	484,000	8,561,960
TD Ameritrade Holding Corp.	709,000	14,619,580

		23,181,540

Chemicals—1.4%
Celanese Corp. - Series A	212,300	9,351,815
Rockwood Holdings, Inc.	215,000	14,069,600

		23,421,415

Commercial Banks—1.0%
BankUnited, Inc.	256,000	6,558,720
TCF Financial Corp. (a)	703,000	10,516,880

		17,075,600

Commercial Services & Supplies—1.1%
Clean Harbors, Inc. (a) (b)	127,000	7,377,430
Waste Connections, Inc. (a)	294,000	10,578,120

		17,955,550

Communications Equipment—2.3%
Aruba Networks, Inc. (a) (b)	131,000	3,240,940
JDS Uniphase Corp. (b)	1,259,000	16,832,830
Motorola Solutions, Inc.	295,000	18,888,850

		38,962,620

Computers & Peripherals—0.5%
SanDisk Corp. (b)	147,000	$8,085,000

Construction & Engineering—1.4%
Quanta Services, Inc. (b)	800,000	22,864,000

Containers & Packaging—0.3%
Ball Corp.	90,000	4,282,200

Diversified Financial Services—2.3%
CBOE Holdings, Inc.	336,000	12,411,840
IntercontinentalExchange, Inc. (b)	61,000	9,947,270
MSCI, Inc. (b)	493,000	16,727,490

		39,086,600

Electrical Equipment—5.4%
Acuity Brands, Inc. (a)	115,000	7,975,250
AMETEK, Inc.	674,000	29,224,640
Babcock & Wilcox Co.	637,000	18,097,170
Roper Industries, Inc.	210,000	26,735,100
Sensata Technologies Holding N.V. (b)	238,000	7,823,060

		89,855,220

Electronic Equipment, Instruments & Components—0.8%
IPG Photonics Corp. (a)	70,000	4,648,700
Trimble Navigation, Ltd. (b)	292,000	8,748,320

		13,397,020

Energy Equipment & Services—0.7%
McDermott International, Inc. (b)	1,028,700	11,305,413

Food & Staples Retailing—0.7%
Fresh Market, Inc. (The) (a) (b)	76,000	3,250,520
Whole Foods Market, Inc.	92,000	7,981,000

		11,231,520

Food Products—1.9%
Dean Foods Co. (b)	420,000	7,614,600
Green Mountain Coffee Roasters, Inc. (a) (b)	210,000	11,919,600
TreeHouse Foods, Inc. (b)	168,000	10,945,200
WhiteWave Foods Co. - Class A (a) (b)	84,000	1,433,880

		31,913,280

Health Care Equipment & Supplies—5.5%
C.R. Bard, Inc.	134,000	13,504,520
CareFusion Corp. (b)	528,000	18,474,720
Cooper Cos., Inc. (The)	103,000	11,111,640
DENTSPLY International, Inc.	624,000	26,470,080
Edwards Lifesciences Corp. (b)	84,000	6,901,440
IDEXX Laboratories, Inc. (a) (b)	165,000	15,244,350
Teleflex, Inc.	3,800	321,138

		92,027,888

Health Care Providers & Services—5.1%
Catamaran Corp. (b)	332,000	17,605,960

MIST-393

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Henry Schein, Inc. (b)	167,000	$15,455,850
Laboratory Corp. of America Holdings (a) (b)	255,000	23,001,000
MEDNAX, Inc. (a) (b)	124,000	11,114,120
Universal Health Services, Inc. - Class B	205,000	13,093,350
WellCare Health Plans, Inc. (b)	105,000	6,085,800

		86,356,080

Hotels, Restaurants & Leisure—3.3%
Chipotle Mexican Grill, Inc. (b)	19,000	6,191,530
Choice Hotels International, Inc. (a)	215,000	9,096,650
Marriott International, Inc. - Class A	331,000	13,978,130
Norwegian Cruise Line Holdings, Ltd. (b)	191,500	5,677,975
Panera Bread Co. - Class A (b)	46,000	7,601,040
Starbucks Corp.	21,000	1,196,160
Tim Hortons, Inc.	214,000	11,624,480

		55,365,965

Independent Power Producers & Energy Traders—1.5%
Calpine Corp. (b)	1,197,000	24,658,200

Insurance—2.2%
HCC Insurance Holdings, Inc.	311,000	13,071,330
Progressive Corp. (The)	547,000	13,822,690
Willis Group Holdings plc	251,000	9,911,990

		36,806,010

Internet & Catalog Retail—1.6%
Liberty Interactive Corp. - Class A (b)	370,000	7,910,600
Netflix, Inc. (a) (b)	51,000	9,659,910
TripAdvisor, Inc. (a) (b)	180,000	9,453,600

		27,024,110

Internet Software & Services—1.9%
Akamai Technologies, Inc. (a) (b)	438,000	15,457,020
LinkedIn Corp. - Class A (b)	27,000	4,753,620
VeriSign, Inc. (a) (b)	251,000	11,867,280

		32,077,920

IT Services—5.5%
Amdocs, Ltd.	551,000	19,973,750
Fiserv, Inc. (b)	299,000	26,261,170
Gartner, Inc. (b)	502,000	27,313,820
Global Payments, Inc.	217,000	10,776,220
Vantiv, Inc. - Class A (a) (b)	344,000	8,166,560

		92,491,520

Life Sciences Tools & Services—3.4%
Agilent Technologies, Inc.	332,000	13,934,040
Bruker Corp. (b)	610,000	11,651,000
Covance, Inc. (b)	286,000	21,255,520
Illumina, Inc. (a) (b)	101,000	5,454,000
Mettler-Toledo International, Inc. (a) (b)	19,000	4,051,180

		56,345,740

Machinery—4.7%
Colfax Corp. (a) (b)	181,000	$8,423,740
Gardner Denver, Inc.	133,900	10,057,229
IDEX Corp.	376,000	20,085,920
Pall Corp.	327,000	22,356,990
Rexnord Corp. (a) (b)	132,000	2,802,360
WABCO Holdings, Inc. (b)	208,000	14,682,720

		78,408,959

Media—1.4%
Charter Communications, Inc. - Class A (a) (b)	175,000	18,231,500
Discovery Communications, Inc. - Class C (b)	83,000	5,771,820

		24,003,320

Metals & Mining—1.4%
Agnico-Eagle Mines, Ltd.	292,000	11,983,680
Franco-Nevada Corp.	250,000	11,411,626

		23,395,306

Multiline Retail—2.7%
Dollar General Corp. (b)	375,000	18,967,500
Dollar Tree, Inc. (b)	256,400	12,417,452
Kohl’s Corp.	294,000	13,562,220

		44,947,172

Oil, Gas & Consumable Fuels—5.5%
EQT Corp.	294,000	19,918,500
Halcon Resources Corp. (a) (b)	420,000	3,271,800
Laredo Petroleum Holdings, Inc. (a) (b)	232,000	4,243,280
Pioneer Natural Resources Co.	85,000	10,561,250
Range Resources Corp.	273,000	22,123,920
SM Energy Co.	294,000	17,410,680
Southwestern Energy Co. (b)	399,000	14,866,740

		92,396,170

Pharmaceuticals—0.6%
Valeant Pharmaceuticals International, Inc. (b)	126,000	9,452,520
Zoetis, Inc. (b)	37,200	1,242,480

		10,695,000

Professional Services—4.7%
Equifax, Inc.	243,000	13,994,370
IHS, Inc. - Class A (b)	269,000	28,169,680
Manpower, Inc.	395,000	22,404,400
Verisk Analytics, Inc. - Class A (b)	242,000	14,914,460

		79,482,910

Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc.	95,000	9,443,950

Road & Rail—2.4%
Hertz Global Holdings, Inc. (b)	589,000	13,111,140
J.B. Hunt Transport Services, Inc.	171,000	12,736,080
Kansas City Southern	133,000	14,749,700

		40,596,920

MIST-394

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—3.7%
Altera Corp.	252,000	$8,938,440
Atmel Corp. (b)	1,532,000	10,662,720
Avago Technologies, Ltd.	168,000	6,034,560
Cree, Inc. (a) (b)	168,000	9,191,280
Intersil Corp. - Class A	155,000	1,350,050
Microchip Technology, Inc. (a)	255,000	9,373,800
Xilinx, Inc.	416,000	15,878,720

		61,429,570

Software—4.6%
Concur Technologies, Inc. (a) (b)	147,000	10,093,020
FactSet Research Systems, Inc. (a)	167,000	15,464,200
MICROS Systems, Inc. (a) (b)	58,600	2,666,886
Nuance Communications, Inc. (a) (b)	447,000	9,020,460
Red Hat, Inc. (b)	334,000	16,887,040
ServiceNow, Inc. (b)	217,000	7,855,400
TIBCO Software, Inc. (b)	337,000	6,814,140
Workday, Inc. - Class A (a) (b)	79,700	4,911,911
Workday, Inc., Class B (b) (c)	65,062	3,942,808

		77,655,865

Specialty Retail—3.9%
AutoZone, Inc. (b)	42,000	16,664,340
CarMax, Inc. (b)	610,000	25,437,000
DSW, Inc. - Class A (a)	127,000	8,102,600
O’Reilly Automotive, Inc. (b)	149,000	15,279,950

		65,483,890

Trading Companies & Distributors—1.3%
Fastenal Co.	439,000	22,542,650

Total Common Stocks (Cost $1,163,509,663)		1,610,843,517

Convertible Preferred Stocks—0.1%

Internet Software & Services—0.1%
Coupons.com, Inc., Series B (b) (c) (d)	592,662	1,622,412
LivingSocial, Inc., Series E (b) (c) (d)	757,490	439,344

Total Convertible Preferred Stocks (Cost $7,536,276)		2,061,756

Short-Term Investments—17.5%
Security Description	Shares	Value

Mutual Funds—17.5%
State Street Navigator Securities Lending MET Portfolio (e)	221,357,252	$221,357,252
T. Rowe Price Government Reserve Investment Fund (f)	71,379,445	71,379,445

Total Short-Term Investments (Cost $292,736,697)		292,736,697

Total Investments—113.7% (Cost $1,463,782,636) (g)		1,905,641,970
Other assets and liabilities (net)—(13.7)%		(229,666,482)

Net Assets—100.0%		$1,675,975,488

(a)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $224,900,517 and the collateral received consisted of cash in the amount of $221,357,252 and non-cash collateral with a value of $7,931,481. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 28, 2013, the market value of restricted securities was $6,004,564, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 28, 2013, these securities represent 0.1% of net assets.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer.
(g)	As of March 28, 2013, the aggregate cost of investments was $1,463,782,636. The aggregate unrealized appreciation and depreciation of investments were $462,402,080 and $(17,637,983), respectively, resulting in net unrealized appreciation of $443,311,715.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities

	Acquisition Date	Shares	Cost	Value
Coupons.com, Inc., Series B	06/01/11	592,662	$3,255,700	$1,622,412
LivingSocial, Inc., Series E	04/01/11	757,490	4,280,576	439,344
Workday, Inc. - Class B	10/13/11	65,062	866,436	3,942,808

MIST-395

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the period ended March 28, 2013 was as follows:

Security Description	Number of shares held at December 31, 2012	Shares purchased	Shares sold	Number of shares held at March 28, 2013	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	56,058,270	63,679,499	(48,358,324)	71,379,445	$12,644

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$25,040,400	$—	$—	$25,040,400
Air Freight & Logistics	3,674,628	—	—	3,674,628
Airlines	8,058,960	—	—	8,058,960
Auto Components	420,210	—	—	420,210
Automobiles	12,980,900	—	—	12,980,900
Biotechnology	74,416,326	—	—	74,416,326
Capital Markets	23,181,540	—	—	23,181,540
Chemicals	23,421,415	—	—	23,421,415
Commercial Banks	17,075,600	—	—	17,075,600
Commercial Services & Supplies	17,955,550	—	—	17,955,550
Communications Equipment	38,962,620	—	—	38,962,620
Computers & Peripherals	8,085,000	—	—	8,085,000
Construction & Engineering	22,864,000	—	—	22,864,000
Containers & Packaging	4,282,200	—	—	4,282,200
Diversified Financial Services	39,086,600	—	—	39,086,600
Electrical Equipment	89,855,220	—	—	89,855,220
Electronic Equipment, Instruments & Components	13,397,020	—	—	13,397,020
Energy Equipment & Services	11,305,413	—	—	11,305,413
Food & Staples Retailing	11,231,520	—	—	11,231,520
Food Products	31,913,280	—	—	31,913,280
Health Care Equipment & Supplies	92,027,888	—	—	92,027,888
Health Care Providers & Services	86,356,080	—	—	86,356,080
Hotels, Restaurants & Leisure	55,365,965	—	—	55,365,965
Independent Power Producers & Energy Traders	24,658,200	—	—	24,658,200
Insurance	36,806,010	—	—	36,806,010

MIST-396

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks — (Continued)
Internet & Catalog Retail	$27,024,110	$—	$—	$27,024,110
Internet Software & Services	32,077,920	—	—	32,077,920
IT Services	92,491,520	—	—	92,491,520
Life Sciences Tools & Services	56,345,740	—	—	56,345,740
Machinery	78,408,959	—	—	78,408,959
Media	24,003,320	—	—	24,003,320
Metals & Mining	23,395,306	—	—	23,395,306
Multiline Retail	44,947,172	—	—	44,947,172
Oil, Gas & Consumable Fuels	92,396,170	—	—	92,396,170
Pharmaceuticals	10,695,000	—	—	10,695,000
Professional Services	79,482,910	—	—	79,482,910
Real Estate Management & Development	9,443,950	—	—	9,443,950
Road & Rail	40,596,920	—	—	40,596,920
Semiconductors & Semiconductor Equipment	61,429,570	—	—	61,429,570
Software	73,713,057	3,942,808	—	77,655,865
Specialty Retail	65,483,890	—	—	65,483,890
Trading Companies & Distributors	22,542,650	—	—	22,542,650
Total Common Stocks	1,606,900,709	3,942,808	—	1,610,843,517
Total Convertible Preferred Stocks*	—	—	2,061,756	2,061,756
Total Short-Term Investments*	292,736,697	—	—	292,736,697
Total Investments	$1,899,637,406	$3,942,808	$2,061,756	$1,905,641,970

Collateral for securities loaned (Liability)	$—	$(221,357,252)	$—	$(221,357,252)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation	Balance as of March 28, 2013	Change in Unrealized Appreciation from investments still held at March 28, 2013
Convertible Preferred Stocks
Internet Software & Services	$1,857,234	$204,522	$2,061,756	$204,522

MIST-397

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—91.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Orbital Sciences Corp. (a)	575,942	$9,612,472

Auto Components—1.7%
Superior Industries International, Inc. (b)	1,393,040	26,021,987

Building Products—0.7%
Insteel Industries, Inc.	674,222	11,003,303

Capital Markets—0.9%
Westwood Holdings Group, Inc.	315,624	14,023,174

Chemicals—5.9%
LSB Industries, Inc. (a)	697,800	24,269,484
Minerals Technologies, Inc.	495,840	20,582,318
Sensient Technologies Corp.	641,791	25,087,610
Stepan Co.	335,594	21,175,982

		91,115,394

Commercial Banks—1.7%
City National Corp.	207,647	12,232,485
Commerce Bancshares, Inc.	227,729	9,298,175
First Niagara Financial Group, Inc.	451,909	4,003,914

		25,534,574

Commercial Services & Supplies—3.5%
ABM Industries, Inc.	677,466	15,066,844
UniFirst Corp.	428,494	38,778,707

		53,845,551

Communications Equipment—1.2%
Bel Fuse, Inc. - Class B (b)	548,781	8,566,472
Tellabs, Inc.	4,481,812	9,366,987

		17,933,459

Computers & Peripherals—1.4%
Electronics for Imaging, Inc. (a)	789,368	20,018,373
Lexmark International, Inc. - Class A	32,941	869,642

		20,888,015

Construction & Engineering—2.1%
EMCOR Group, Inc.	772,286	32,737,204

Diversified Consumer Services—1.0%
Weight Watchers International, Inc.	348,846	14,689,905

Diversified Financial Services—2.3%
Ackermans & van Haaren N.V.	242,571	20,504,598
Leucadia National Corp.	511,707	14,036,123

		34,540,721

Electrical Equipment—3.2%
Encore Wire Corp.	545,189	19,092,519
EnerSys, Inc. (a)	658,546	30,016,526

		49,109,045

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—7.8%
AVX Corp.	1,910,969	$22,740,531
Electro Scientific Industries, Inc. (b)	1,522,955	16,828,653
Ingram Micro, Inc. - Class A (a)	2,237,305	44,030,162
Park Electrochemical Corp.	408,704	10,356,559
Rofin-Sinar Technologies, Inc. (a)	935,273	25,336,546

		119,292,451

Energy Equipment & Services—2.5%
Era Group, Inc. (a)	279,764	5,875,044
Pioneer Energy Services Corp. (a)	1,178,770	9,724,852
SEACOR Holdings, Inc.	299,764	22,086,612

		37,686,508

Food Products—3.3%
Alico, Inc.	127,020	5,874,675
Cal-Maine Foods, Inc.	383,758	16,332,741
Darling International, Inc. (a)	548,914	9,858,495
J&J Snack Foods Corp.	245,723	18,893,641

		50,959,552

Health Care Equipment & Supplies—3.0%
Teleflex, Inc.	541,781	45,785,912

Health Care Providers & Services—0.5%
Cross Country Healthcare, Inc. (a)	1,474,987	7,832,181

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc. (a)	718,562	9,765,258

Hotels, Restaurants & Leisure—1.3%
Vail Resorts, Inc.	317,206	19,768,278

Household Durables—2.9%
Cavco Industries, Inc. (a)	43,890	2,087,847
Harman International Industries, Inc.	724,321	32,326,446
Stanley Furniture Co., Inc. (a) (b)	2,098,354	9,316,692

		43,730,985

Insurance—7.6%
Alleghany Corp. (a)	103,904	41,137,672
Arch Capital Group, Ltd. (a)	574,161	30,183,644
E-L Financial Corp., Ltd. (c)	6,755	3,432,392
HCC Insurance Holdings, Inc.	886,255	37,249,298
Montpelier Re Holdings, Ltd.	175,928	4,582,924

		116,585,930

IT Services—4.2%
Broadridge Financial Solutions, Inc.	1,148,446	28,527,399
Cass Information Systems, Inc.	104,223	4,381,535
Mantech International Corp. - Class A	1,170,711	31,457,004

		64,365,938

Leisure Equipment & Products—0.7%
JAKKS Pacific, Inc.	1,029,433	10,798,752

MIST-398

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—7.5%
Alamo Group, Inc.	402,098	$15,380,248
Hyster-Yale Materials Handling, Inc.	169,262	9,663,168
Kennametal, Inc.	853,260	33,311,270
Oshkosh Corp. (a)	1,054,106	44,788,964
Wacker Neuson SE	769,865	11,148,455

		114,292,105

Media—5.0%
Liberty Media Corp. (a)	288,025	32,152,231
Madison Square Garden Co. (The) - Class A (a)	600,462	34,586,611
Starz - Liberty Capital (a)	425,525	9,425,379

		76,164,221

Metals & Mining—3.7%
Compass Minerals International, Inc.	456,439	36,013,037
Kaiser Aluminum Corp.	318,326	20,579,776

		56,592,813

Oil, Gas & Consumable Fuels—4.7%
Cimarex Energy Co.	99,863	7,533,665
Cloud Peak Energy, Inc. (a)	1,474,409	27,689,401
SemGroup Corp. - Class A (a)	705,096	36,467,565

		71,690,631

Paper & Forest Products—1.2%
PH Glatfelter Co.	764,092	17,864,471

Professional Services—2.0%
ICF International, Inc. (a) (b)	1,142,778	31,083,562

Real Estate Investment Trusts—2.4%
Excel Trust, Inc.	562,496	7,678,070
Origen Financial, Inc. (a)	811,331	1,216,997
Segro plc	7,296,920	28,215,556

		37,110,623

Software—1.8%
Progress Software Corp. (a)	1,224,182	27,886,866

Specialty Retail—2.4%
American Eagle Outfitters, Inc.	293,693	5,492,059
Ascena Retail Group, Inc. (a)	825,921	15,320,835
Jos A Bank Clothiers, Inc. (a)	419,969	16,756,763

		37,569,657

Thrifts & Mortgage Finance—0.4%
Kearny Financial Corp.	535,494	5,462,039

Total Common Stocks (Cost $1,148,247,607)		1,403,343,537

Investment Company Security—0.7%
Security Description	Shares/Principal Amount*	Value
JZ Capital Partners, Ltd. (Cost $10,222,191)	1,370,000	$11,079,184

Preferred Stock—0.2%

Real Estate Investment Trusts—0.2%
Excel Trust, Inc., 8.125% (Cost $3,010,291)	118,300	3,086,447

Short-Term Investment—7.3%

Repurchase Agreement—7.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $111,293,124 on 04/01/13, collateralized by $100,280,000 Federal Home Loan Mortgage Corp. at 1.375% due 02/25/14 with a value of $101,499,405; and by $11,820,000 U.S. Treasury Note at 1.875% due 02/28/14 with a value of $12,021,094.	111,293,000	111,293,000

Total Short-Term Investment (Cost $111,293,000)		111,293,000

Total Investments—99.9% (Cost $1,272,773,089) (d)		1,528,802,168
Other assets and liabilities (net)—0.1%		1,544,332

Net Assets—100.0%		$1,530,346,500

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Affiliated Issuer.
(c)	Illiquid security. As of March 28, 2013, these securities represent 0.2% of net assets.
(d)	As of March 28, 2013, the aggregate cost of investments was $1,272,773,089. The aggregate unrealized appreciation and depreciation of investments were $306,405,385 and $(50,376,306), respectively, resulting in net unrealized appreciation of $256,029,079.

MIST-399

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the period ended March 28, 2013 is as follows:

Security Description	Number of Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Number of Shares Held at March 28, 2013
Bel Fuse, Inc. - Class B	623,781	—	(75,000)	548,781
Electro Scientific Industries, Inc.	1,401,683	147,610	(26,338)	1,522,955
ICF International, Inc.	1,127,378	15,400	—	1,142,778
Stanley Furniture Co., Inc.	2,325,108	—	(226,754)	2,098,354
Superior Industries International, Inc.	1,630,826	—	(237,786)	1,393,040

Security Description	Net Realized Gain/(Loss)	Return of Capital	Dividend Income	Ending Value as of March 28, 2013
Bel Fuse, Inc. - Class B	$(748,941)	$—	$43,665	$8,566,472
Electro Scientific Industries, Inc.	(249,164)	—	123,943	16,828,653
ICF International, Inc.	—	—	—	31,083,562
Stanley Furniture Co., Inc.	(1,617,095)	—	—	9,316,692
Superior Industries International, Inc.	(66,169)	—	—	26,021,987

	$(2,681,369)	$—	$167,608	$91,817,366

MIST-400

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,612,472	$—	$—	$9,612,472
Auto Components	26,021,987	—	—	26,021,987
Building Products	11,003,303	—	—	11,003,303
Capital Markets	14,023,174	—	—	14,023,174
Chemicals	91,115,394	—	—	91,115,394
Commercial Banks	25,534,574	—	—	25,534,574
Commercial Services & Supplies	53,845,551	—	—	53,845,551
Communications Equipment	17,933,459	—	—	17,933,459
Computers & Peripherals	20,888,015	—	—	20,888,015
Construction & Engineering	32,737,204	—	—	32,737,204
Diversified Consumer Services	14,689,905	—	—	14,689,905
Diversified Financial Services	14,036,123	20,504,598	—	34,540,721
Electrical Equipment	49,109,045	—	—	49,109,045
Electronic Equipment, Instruments & Components	119,292,451	—	—	119,292,451
Energy Equipment & Services	37,686,508	—	—	37,686,508
Food Products	50,959,552	—	—	50,959,552
Health Care Equipment & Supplies	45,785,912	—	—	45,785,912
Health Care Providers & Services	7,832,181	—	—	7,832,181
Health Care Technology	9,765,258	—	—	9,765,258
Hotels, Restaurants & Leisure	19,768,278	—	—	19,768,278
Household Durables	43,730,985	—	—	43,730,985
Insurance	116,585,930	—	—	116,585,930
IT Services	64,365,938	—	—	64,365,938
Leisure Equipment & Products	10,798,752	—	—	10,798,752
Machinery	103,143,650	11,148,455	—	114,292,105
Media	76,164,221	—	—	76,164,221
Metals & Mining	56,592,813	—	—	56,592,813
Oil, Gas & Consumable Fuels	71,690,631	—	—	71,690,631
Paper & Forest Products	17,864,471	—	—	17,864,471
Professional Services	31,083,562	—	—	31,083,562
Real Estate Investment Trusts	8,895,067	28,215,556	—	37,110,623
Software	27,886,866	—	—	27,886,866
Specialty Retail	37,569,657	—	—	37,569,657
Thrifts & Mortgage Finance	5,462,039	—	—	5,462,039
Total Common Stocks	1,343,474,928	59,868,609	—	1,403,343,537
Total Investment Company Security	—	11,079,184	—	11,079,184
Total Preferred Stock*	3,086,447	—	—	3,086,447
Total Short-Term Investment*	—	111,293,000	—	111,293,000
Total Investments	$1,346,561,375	$182,240,793	$—	$1,528,802,168

*	See Schedule of Investments for additional detailed categorizations.

MIST-401

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
BE Aerospace, Inc. (a)	38,750	$2,336,237
Textron, Inc.	56,450	1,682,775

		4,019,012

Airlines—1.6%
Delta Air Lines, Inc. (a)	189,510	3,128,810

Auto Components—1.9%
BorgWarner, Inc. (a)	47,130	3,645,034

Automobiles—1.4%
Harley-Davidson, Inc.	51,280	2,733,224

Beverages—1.4%
Beam, Inc.	41,570	2,641,358

Biotechnology—4.9%
Alexion Pharmaceuticals, Inc. (a)	25,770	2,374,448
ARIAD Pharmaceuticals, Inc. (a)	50,240	908,842
Onyx Pharmaceuticals, Inc. (a)	31,040	2,758,214
Regeneron Pharmaceuticals, Inc. (a)	18,730	3,303,972

		9,345,476

Capital Markets—2.8%
Affiliated Managers Group, Inc. (a)	19,510	2,996,151
Raymond James Financial, Inc.	50,080	2,308,688

		5,304,839

Chemicals—4.1%
CF Industries Holdings, Inc.	8,060	1,534,382
Eastman Chemical Co.	44,380	3,100,830
PPG Industries, Inc.	23,770	3,183,754

		7,818,966

Commercial Banks—1.0%
Signature Bank (a)	24,590	1,936,708

Communications Equipment—3.6%
Ciena Corp. (a) (b)	203,410	3,256,594
F5 Networks, Inc. (a)	30,136	2,684,515
Palo Alto Networks, Inc. (a)	18,510	1,047,666

		6,988,775

Computers & Peripherals—1.6%
Fusion-io, Inc. (a) (b)	102,860	1,683,818
Stratasys, Ltd. (a) (b)	20,030	1,486,627

		3,170,445

Construction & Engineering—0.7%
MasTec, Inc. (a) (b)	47,050	1,371,507

Containers & Packaging—1.0%
Crown Holdings, Inc. (a)	47,870	1,991,871

Diversified Financial Services—1.7%
IntercontinentalExchange, Inc. (a)	19,530	$3,184,757

Electrical Equipment—1.5%
Roper Industries, Inc.	22,560	2,872,114

Energy Equipment & Services—1.1%
FMC Technologies, Inc. (a)	40,060	2,178,863

Food & Staples Retailing—1.8%
Kroger Co. (The)	106,500	3,529,410

Health Care Equipment & Supplies—1.0%
Intuitive Surgical, Inc. (a)	3,980	1,954,936

Health Care Providers & Services—4.3%
Catamaran Corp. (a)	65,940	3,496,798
DaVita Health Care Partners, Inc. (a)	20,880	2,476,159
HCA Holdings, Inc.	56,760	2,306,159

		8,279,116

Hotels, Restaurants & Leisure—4.8%
Dunkin’ Brands Group, Inc.	76,650	2,826,852
Starwood Hotels & Resorts Worldwide, Inc.	39,710	2,530,718
Wynn Resorts, Ltd.	31,210	3,906,244

		9,263,814

Household Durables—2.3%
Toll Brothers, Inc. (a) (b)	126,620	4,335,469

Insurance—2.9%
Brown & Brown, Inc.	102,690	3,290,187
Markel Corp. (a)	4,390	2,210,365

		5,500,552

Internet & Catalog Retail—2.8%
HomeAway, Inc. (a) (b)	127,240	4,135,300
TripAdvisor, Inc. (a)	25,030	1,314,576

		5,449,876

Internet Software & Services—3.2%
LinkedIn Corp. - Class A (a)	21,150	3,723,669
MercadoLibre, Inc. (b)	25,440	2,456,486

		6,180,155

IT Services—1.8%
Cardtronics, Inc. (a)	122,510	3,364,125

Leisure Equipment & Products—1.3%
Polaris Industries, Inc. (b)	26,640	2,463,934

Life Sciences Tools & Services—0.6%
Covance, Inc. (a)	15,090	1,121,489

Machinery—1.3%
Joy Global, Inc.	42,580	2,534,362

MIST-402

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—4.7%
Cabot Oil & Gas Corp.	48,510	$3,279,761
Cobalt International Energy, Inc. (a)	66,470	1,874,454
Concho Resources, Inc. (a)	40,360	3,932,275

		9,086,490

Professional Services—2.7%
Equifax, Inc.	45,120	2,598,461
Robert Half International, Inc.	66,660	2,501,750

		5,100,211

Real Estate Management & Development—1.6%
CBRE Group, Inc. - Class A (a)	119,950	3,028,737

Road & Rail—1.5%
Genesee & Wyoming, Inc. - Class A (a)	30,810	2,868,719

Semiconductors & Semiconductor Equipment—8.6%
Avago Technologies, Ltd.	90,530	3,251,838
Cavium, Inc. (a) (b)	102,810	3,990,056
Maxim Integrated Products, Inc.	60,230	1,966,509
NXP Semiconductor N.V. (a)	156,760	4,743,558
Ultratech, Inc. (a)	65,930	2,606,213

		16,558,174

Software—6.7%
Allot Communications, Ltd. (a) (b)	104,210	1,244,267
Autodesk, Inc. (a)	64,060	2,641,835
Citrix Systems, Inc. (a)	46,030	3,321,525
ServiceNow, Inc. (a)	45,180	1,635,516
Splunk, Inc. (a)	65,980	2,641,179
TIBCO Software, Inc. (a)	67,290	1,360,604

		12,844,926

Specialty Retail—5.3%
American Eagle Outfitters, Inc.	114,570	2,142,459
GNC Holdings, Inc. - Class A	73,730	2,896,115
Tractor Supply Co.	32,100	3,342,573
Urban Outfitters, Inc. (a)	47,110	1,825,041

		10,206,188

Textiles, Apparel & Luxury Goods—6.1%
Fossil, Inc. (a)	18,420	1,779,372
Michael Kors Holdings, Ltd. (a)	67,520	3,834,461
Ralph Lauren Corp.	19,450	3,293,079
VF Corp.	17,040	2,858,460

		11,765,372

Trading Companies & Distributors—0.7%
WESCO International, Inc. (a) (b)	19,540	1,418,799

Wireless Telecommunication Services—1.5%
SBA Communications Corp. - Class A (a)	38,760	2,791,495

Total Common Stocks (Cost $162,930,532)		191,978,108

Short-Term Investments—12.5%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—12.3%
State Street Navigator Securities Lending MET Portfolio (c)	23,577,953	$23,577,953

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/28/13 at 0.010% to be repurchased at $310,000 on 04/01/13, collateralized by $315,000 Federal Home Loan Mortgage Corp. at 1.375% due 02/25/14 with a value of $318,830.	310,000	310,000

Total Short-Term Investments (Cost $23,887,953)		23,887,953

Total Investments—112.4% (Cost $186,818,485) (d)		215,866,061
Other assets and liabilities (net)—(12.4)%		(23,785,999)

Net Assets—100.0%		$192,080,062

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 28, 2013, the market value of securities loaned was $22,969,442 and the collateral received consisted of cash in the amount of $23,577,953. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of March 28, 2013, the aggregate cost of investments was $186,818,485. The aggregate unrealized appreciation and depreciation of investments were $32,179,390 and $(3,131,814), respectively, resulting in net unrealized appreciation of $29,047,576.

MIST-403

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 28, 2013 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 28, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$191,978,108	$—	$—	$191,978,108
Short-Term Investments
Mutual Fund	23,577,953	—	—	23,577,953
Repurchase Agreement	—	310,000	—	310,000
Total Short-Term Investments	23,577,953	310,000	—	23,887,953
Total Investments	$215,556,061	$310,000	$—	$215,866,061

Collateral for securities loaned (Liability)	$—	$(23,577,953)	$—	$(23,577,953)

*	See Schedule of Investments for additional detailed categorizations.

MIST-404

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite mean quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of the Board of Trustees (the “Board” or “Trustees”) of the Portfolios. Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite mean quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or if no sales occurred on that day, at the last reported bid price. Equity securities traded over-thecounter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and valuation adjustments are not applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are generally categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

MIST-405

Met Investors Series Trust

Notes to the Schedule of Investments

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next quarterly board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

Subsequent Events

The Board of Trustees of Met Investors Series Trust (the “Trust”) approved a change of subadviser for the Dreman Small Cap Value Portfolio from Dreman Value Management, LLC to JPMorgan Investment Management Inc. In addition, the name of the Dreman Small Cap Value Portfolio changed to the JPMorgan Small Cap Value Portfolio. These changes became effective on April 29, 2013.

The Trust approved name changes for the Legg Mason ClearBridge Aggressive Growth Portfolio to the ClearBridge Aggressive Growth Portfolio, and for the Van Kampen Comstock Portfolio to the Invesco Comstock Portfolio. These changes became effective on April 29, 2013.

MIST-406

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant’s President and Peter H. Duffy, the registrant’s Chief Financial Officer and Treasurer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Procedures”) and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President

Date: May 24, 2013

By:	/s/ Peter H. Duffy
Peter H. Duffy Chief Financial Officer and Treasurer

Date: May 24, 2013